OMB APPROVAL
OMB Number:	3235-0578
Expires:	March 31, 2019
Estimated average burden
hours per response	5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Variable Portfolio – Loomis Sayles Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Hotels, Restaurants & Leisure 2.7%
Yum China Holdings, Inc.(a)	840,196	22,853,331
Yum! Brands, Inc.	571,550	36,522,045
Total		59,375,376
Internet & Direct Marketing Retail 7.6%
Amazon.com, Inc.(a)	185,536	164,485,086
Total Consumer Discretionary		223,860,462
Consumer Staples 13.2%
Beverages 6.8%
Coca-Cola Co. (The)	1,556,036	66,038,168
Monster Beverage Corp.(a)	1,747,158	80,666,285
Total		146,704,453
Food Products 3.2%
Danone SA, ADR	5,049,555	69,077,912
Household Products 3.2%
Procter & Gamble Co. (The)	780,896	70,163,506
Total Consumer Staples		285,945,871
Energy 2.2%
Energy Equipment & Services 2.2%
Schlumberger Ltd.	624,565	48,778,526
Total Energy		48,778,526
Financials 6.1%
Capital Markets 4.6%
Factset Research Systems, Inc.	233,485	38,504,011
SEI Investments Co.	1,215,463	61,307,954
Total		99,811,965
Consumer Finance 1.5%
American Express Co.	400,314	31,668,841
Total Financials		131,480,806
Health Care 15.4%
Biotechnology 4.7%
Amgen, Inc.	268,946	44,125,970
Regeneron Pharmaceuticals, Inc.(a)	147,678	57,226,702
Total		101,352,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Varex Imaging Corp.(a)	181,476	6,097,593
Varian Medical Systems, Inc.(a)	530,397	48,335,079
Total		54,432,672
Health Care Technology 2.3%
Cerner Corp.(a)	835,756	49,184,241
Pharmaceuticals 5.9%
Merck & Co., Inc.	460,824	29,280,757
Novartis AG, ADR	571,572	42,450,652
Novo Nordisk A/S, ADR	1,672,929	57,348,006
Total		129,079,415
Total Health Care		334,049,000
Industrials 8.1%
Air Freight & Logistics 5.5%
Expeditors International of Washington, Inc.	1,171,933	66,202,495
United Parcel Service, Inc., Class B	500,261	53,678,005
Total		119,880,500
Machinery 2.6%
Deere & Co.	503,739	54,837,028
Total Industrials		174,717,528
Information Technology 43.8%
Communications Equipment 5.2%
Cisco Systems, Inc.	3,357,623	113,487,658
Internet Software & Services 18.0%
Alibaba Group Holding Ltd., ADR(a)	1,029,838	111,047,431
Alphabet, Inc., Class A(a)	75,956	64,395,497
Alphabet, Inc., Class C(a)	76,160	63,179,290
Facebook, Inc., Class A(a)	1,072,959	152,413,826
Total		391,036,044
IT Services 6.1%
Automatic Data Processing, Inc.	195,085	19,974,753
Visa, Inc., Class A	1,269,169	112,791,049
Total		132,765,802
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	131,669	10,790,275
QUALCOMM, Inc.	1,321,016	75,747,057
Total		86,537,332

Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Loomis Sayles Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.5%
Autodesk, Inc.(a)	835,734	72,265,919
Microsoft Corp.	891,957	58,744,288
Oracle Corp.	2,158,015	96,269,049
Total		227,279,256
Total Information Technology		951,106,092
Total Common Stocks (Cost $1,778,022,645)		2,149,938,285

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	24,083,527	24,083,527
Total Money Market Funds (Cost $24,083,527)		24,083,527
Total Investments (Cost: $1,802,106,172)		2,174,021,812
Other Assets & Liabilities, Net		(5,244,864)
Net Assets		2,168,776,948

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	13,899,546	106,921,575	(96,737,594)	24,083,527	(1,092)	35,057	24,083,527
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Loomis Sayles Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	223,860,462	—	—	—	223,860,462
Consumer Staples	285,945,871	—	—	—	285,945,871
Energy	48,778,526	—	—	—	48,778,526
Financials	131,480,806	—	—	—	131,480,806
Health Care	334,049,000	—	—	—	334,049,000
Industrials	174,717,528	—	—	—	174,717,528
Information Technology	951,106,092	—	—	—	951,106,092
Total Common Stocks	2,149,938,285	—	—	—	2,149,938,285
Money Market Funds	—	—	—	24,083,527	24,083,527
Total Investments	2,149,938,285	—	—	24,083,527	2,174,021,812
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 11.4%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 03/31/17, matures 04/03/17
repurchase price $25,001,625 (collateralized by U.S. Treasury Securities, Total Market Value $25,500,002)
	0.780%	25,000,000	25,000,000
Tri-party TD Securities (USA) LLC
dated 03/31/17, matures 04/03/17
repurchase price $13,800,897 (collateralized by U.S. Government Agencies, Total Market Value $14,076,000)
	0.780%	13,800,000	13,800,000
Total Repurchase Agreements (Cost $38,800,000)			38,800,000

U.S. Government & Agency Obligations 77.9%

Federal Agricultural Mortgage Corp. Discount Notes
04/10/17	0.560%	5,000,000	4,999,238
04/18/17	0.690%	2,100,000	2,099,286
04/19/17	0.690%	3,000,000	2,998,920
04/25/17	0.740%	6,000,000	5,996,960
04/27/17	0.540%	7,000,000	6,997,219
05/15/17	0.550%	5,000,000	4,996,639
Federal Farm Credit Banks Discount Notes
04/05/17	0.540%	2,100,000	2,099,846
04/11/17	0.520%	5,000,000	4,999,222
04/12/17	0.480%	10,000,000	9,998,411
04/13/17	0.590%	5,000,000	4,998,950
04/17/17	0.650%	7,000,000	6,997,884
04/26/17	0.700%	5,000,000	4,997,500
05/03/17	0.720%	1,750,000	1,748,872
Federal Home Loan Banks
05/25/17	0.750%	8,000,000	8,000,000
09/27/17	0.750%	4,000,000	4,000,000
Federal Home Loan Banks Discount Notes
04/03/17	0.350%	7,000,000	6,999,796
04/05/17	0.430%	7,000,000	6,999,588
04/10/17	0.470%	4,000,000	3,999,480
04/19/17	0.490%	6,000,000	5,998,455
04/21/17	0.510%	4,000,000	3,998,833
04/24/17	0.690%	8,000,000	7,996,371
04/25/17	0.520%	5,000,000	4,998,233
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
04/26/17	0.590%	9,000,000	8,996,188
05/01/17	0.730%	10,000,000	9,993,775
05/02/17	0.740%	3,000,000	2,998,063
05/08/17	0.600%	10,000,000	9,993,731
05/09/17	0.750%	10,000,000	9,991,978
05/11/17	0.620%	10,000,000	9,993,056
05/16/17	0.750%	4,000,000	3,996,200
05/31/17	0.770%	9,500,000	9,487,808
Federal Home Loan Mortgage Corp. Discount Notes
04/06/17	0.410%	5,000,000	4,999,661
04/10/17	0.670%	4,000,000	3,999,270
04/13/17	0.480%	6,000,000	5,998,970
04/17/17	0.660%	3,000,000	2,999,080
04/21/17	0.500%	9,000,000	8,997,425
05/05/17	0.520%	9,000,000	8,995,495
Federal National Mortgage Association Discount Notes
04/05/17	0.410%	5,000,000	4,999,722
04/12/17	0.470%	27,180,000	27,175,789
05/17/17	0.530%	7,000,000	6,995,259
Tennessee Valley Authority Discount Notes
04/04/17	0.550%	8,000,000	7,999,520
Total U.S. Government & Agency Obligations (Cost $265,530,693)			265,530,693

U.S. Treasury Obligations 7.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
04/30/17	0.860%	8,000,000	7,999,917
07/31/17	0.860%	9,000,000	8,996,746
10/31/17	0.950%	10,000,000	9,998,115
Total U.S. Treasury Obligations (Cost $26,994,778)			26,994,778

Total Investments (Cost: $331,325,471)	331,325,471
Other Assets & Liabilities, Net	9,693,150
Net Assets	341,018,621

Notes to Portfolio of Investments
(a)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the cost of investments for federal income tax purposes was approximately $331,325,000.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	38,800,000	—	38,800,000
U.S. Government & Agency Obligations	—	265,530,693	—	265,530,693
U.S. Treasury Obligations	—	26,994,778	—	26,994,778
Total Investments	—	331,325,471	—	331,325,471
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Select International Equity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Australia 1.2%
CSL Ltd.	123,038	11,780,372
Belgium 2.2%
Anheuser-Busch InBev SA/NV	199,719	21,923,893
Brazil 0.5%
Kroton Educacional SA	1,219,700	5,170,069
Canada 2.4%
Suncor Energy, Inc.	775,900	23,822,233
China 1.1%
Tencent Holdings Ltd.	363,100	10,460,737
Denmark 1.0%
Novo Nordisk A/S, Class B	286,547	9,841,116
France 11.9%
Airbus Group SE	296,592	22,569,118
BNP Paribas SA	449,292	29,922,987
Dassault Systemes	92,183	7,979,373
L’Oreal SA	149,051	28,645,215
Schneider Electric SE	384,493	28,150,452
Total		117,267,145
Germany 4.4%
Brenntag AG	262,535	14,717,799
Deutsche Telekom AG, Registered Shares	1,643,501	28,797,731
Total		43,515,530
Hong Kong 3.9%
AIA Group Ltd.	4,630,000	29,224,362
HKT Trust & HKT Ltd.	6,798,000	8,764,841
Total		37,989,203
Indonesia 2.2%
PT Bank Rakyat Indonesia Persero Tbk	22,086,500	21,506,035
Ireland 6.2%
Bank of Ireland(a)	106,488,184	26,696,370
CRH PLC	966,745	34,105,864
Total		60,802,234
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 26.7%
Alps Electric Co., Ltd.	397,000	11,256,821
Bridgestone Corp.	489,400	19,866,292
Capcom Co., Ltd.	959,300	18,811,940
Daiwa Securities Group, Inc.	1,510,000	9,213,239
Dentsu, Inc.	335,200	18,255,605
Hitachi High-Technologies Corp.	457,100	18,672,378
Koito Manufacturing Co., Ltd.	305,300	15,911,765
Kubota Corp.	1,183,900	17,845,489
Mitsubishi UFJ Financial Group, Inc.	3,187,900	20,081,117
Nidec Corp.	135,400	12,931,321
SCSK Corp.	233,400	9,269,269
Sekisui Chemical Co., Ltd.	1,122,600	18,924,852
Shimano, Inc.	93,500	13,694,766
Shimizu Corp.	1,016,000	9,123,516
SoftBank Group Corp.	153,100	10,857,108
Tadano Ltd.	730,500	8,565,707
Tsuruha Holdings, Inc.	101,200	9,386,263
Yaskawa Electric Corp.	952,700	19,185,782
Total		261,853,230
Netherlands 7.7%
Akzo Nobel NV	249,867	20,719,559
ASML Holding NV	195,956	26,005,300
RELX NV	1,542,406	28,564,811
Total		75,289,670
Spain 2.2%
Industria de Diseno Textil SA	611,769	21,563,062
Sweden 0.8%
Volvo AB B Shares	503,322	7,431,325
Switzerland 5.0%
Roche Holding AG, Genusschein Shares	114,582	29,261,794
UBS AG	1,272,697	20,367,726
Total		49,629,520
United Kingdom 18.1%
3i Group PLC	3,046,077	28,604,153
Ashtead Group PLC	740,159	15,329,022
Berendsen PLC	1,727,123	15,861,484
Diageo PLC	514,837	14,729,477

Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Legal & General Group PLC	4,866,767	15,079,302
Royal Dutch Shell PLC, Class A	1,136,598	29,846,242
TechnipFMC PLC(a)	314,210	10,253,742
Unilever PLC	494,419	24,403,540
Wolseley PLC	382,444	24,054,046
Total		178,161,008
Total Common Stocks (Cost $904,370,762)		958,006,382

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	11,958,704	11,958,704
Total Money Market Funds (Cost $11,957,510)		11,958,704
Total Investments (Cost $916,328,272)		969,965,086
Other Assets and Liabilities, Net		12,358,382
Net Assets		$982,323,468

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	9,388,254	85,089,523	(82,519,073)	11,958,704	496	29,485	11,958,704
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
916,328,000	86,286,000	(32,649,000)	53,637,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	11,780,372	—	—	11,780,372
Belgium	—	21,923,893	—	—	21,923,893
Brazil	5,170,069	—	—	—	5,170,069
Canada	23,822,233	—	—	—	23,822,233
China	—	10,460,737	—	—	10,460,737
Denmark	—	9,841,116	—	—	9,841,116
France	—	117,267,145	—	—	117,267,145
Germany	—	43,515,530	—	—	43,515,530
Hong Kong	—	37,989,203	—	—	37,989,203
Indonesia	—	21,506,035	—	—	21,506,035
Ireland	—	60,802,234	—	—	60,802,234
Japan	—	261,853,230	—	—	261,853,230
Netherlands	—	75,289,670	—	—	75,289,670
Spain	—	21,563,062	—	—	21,563,062
Sweden	—	7,431,325	—	—	7,431,325
Switzerland	—	49,629,520	—	—	49,629,520
United Kingdom	—	178,161,008	—	—	178,161,008
Total Common Stocks	28,992,302	929,014,080	—	—	958,006,382
Money Market Funds	—	—	—	11,958,704	11,958,704
Total Investments	28,992,302	929,014,080	—	11,958,704	969,965,086
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 93.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Bombardier, Inc.(a)
12/01/21	8.750%	966,000	1,057,770
TransDigm, Inc.
07/15/24	6.500%	832,000	843,440
05/15/25	6.500%	1,805,000	1,820,794
06/15/26	6.375%	1,712,000	1,713,010
TransDigm, Inc.(a)
05/15/25	6.500%	873,000	880,639
Total			6,315,653
Automotive 0.7%
Gates Global LLC/Co.(a)
07/15/22	6.000%	1,495,000	1,521,162
IHO Verwaltungs GmbH PIK(a)
09/15/23	4.500%	300,000	297,000
09/15/26	4.750%	503,000	490,425
ZF North America Capital, Inc.(a)
04/29/22	4.500%	875,000	911,094
Total			3,219,681
Banking 0.8%
Ally Financial, Inc.
02/13/22	4.125%	1,046,000	1,046,000
05/19/22	4.625%	2,544,000	2,594,880
09/30/24	5.125%	121,000	124,479
Total			3,765,359
Brokerage/Asset Managers/Exchanges 0.1%
NPF Corp.(a)
07/15/21	9.000%	376,000	397,376
Building Materials 1.1%
Allegion PLC
09/15/23	5.875%	972,000	1,037,610
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	724,000	743,005
Beacon Roofing Supply, Inc.
10/01/23	6.375%	675,000	718,875
HD Supply, Inc.(a)
04/15/24	5.750%	460,000	483,828
NCI Building Systems, Inc.(a)
01/15/23	8.250%	550,000	596,750
US Concrete, Inc.(a)
06/01/24	6.375%	638,000	660,330
US Concrete, Inc.
06/01/24	6.375%	468,000	484,380
Total			4,724,778
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 9.5%
Altice US Finance I Corp.(a)
07/15/23	5.375%	864,000	891,000
05/15/26	5.500%	1,951,000	2,004,652
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	480,000	498,000
CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	259,000	266,770
04/01/24	5.875%	1,132,000	1,194,260
05/01/25	5.375%	2,080,000	2,134,600
02/15/26	5.750%	885,000	929,250
05/01/26	5.500%	397,000	410,895
05/01/27	5.875%	621,000	652,050
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	474,000	488,220
12/15/21	5.125%	414,000	419,693
12/15/21	5.125%	299,000	303,485
07/15/25	7.750%	1,211,000	1,338,912
CSC Holdings LLC
02/15/19	8.625%	448,000	491,680
11/15/21	6.750%	1,111,000	1,202,657
CSC Holdings LLC(a)
01/15/23	10.125%	870,000	1,009,200
10/15/25	6.625%	2,334,000	2,532,390
10/15/25	10.875%	2,217,000	2,660,400
04/15/27	5.500%	585,000	594,506
DISH DBS Corp.
06/01/21	6.750%	878,000	947,691
07/15/22	5.875%	215,000	225,883
11/15/24	5.875%	610,000	640,653
07/01/26	7.750%	3,403,000	3,955,987
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	492,000	485,543
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	1,110,000	1,134,975
07/15/26	5.375%	621,000	634,973
Unitymedia GmbH(a)
01/15/25	6.125%	1,551,000	1,632,427
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	920,000	952,200
01/15/25	5.000%	1,342,000	1,372,195
Videotron Ltd.
07/15/22	5.000%	1,002,000	1,045,838
Videotron Ltd.(a)
06/15/24	5.375%	720,000	747,900
Videotron Ltd./Ltee(a),(b)
04/15/27	5.125%	780,000	780,000
Virgin Media Finance PLC(a)
10/15/24	6.000%	470,000	487,038
01/15/25	5.750%	2,787,000	2,793,967

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	1,231,000	1,237,155
08/15/26	5.500%	617,000	626,255
Ziggo Bond Finance BV(a)
01/15/27	6.000%	922,000	917,390
Ziggo Secured Finance BV(a)
01/15/27	5.500%	2,361,000	2,360,764
Total			43,001,454
Chemicals 3.0%
Angus Chemical Co.(a)
02/15/23	8.750%	1,194,000	1,229,820
Atotech USA, Inc.(a)
02/01/25	6.250%	1,258,000	1,273,725
Axalta Coating Systems LLC(a)
08/15/24	4.875%	805,000	825,125
Chemours Co. (The)
05/15/23	6.625%	1,468,000	1,556,080
05/15/25	7.000%	795,000	855,818
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	1,067,000	1,123,018
Huntsman International LLC
11/15/20	4.875%	1,018,000	1,061,265
INEOS Group Holdings SA(a)
08/01/24	5.625%	1,562,000	1,565,905
Koppers, Inc.(a)
02/15/25	6.000%	353,000	364,473
Platform Specialty Products Corp.(a)
05/01/21	10.375%	1,029,000	1,144,762
02/01/22	6.500%	618,000	641,175
PQ Corp.(a)
11/15/22	6.750%	1,147,000	1,218,687
WR Grace & Co.(a)
10/01/21	5.125%	795,000	833,756
Total			13,693,609
Construction Machinery 0.9%
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	307,000	313,907
United Rentals North America, Inc.
06/15/23	6.125%	547,000	571,615
09/15/26	5.875%	2,084,000	2,172,570
05/15/27	5.500%	1,188,000	1,199,880
Total			4,257,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 2.1%
APX Group, Inc.
12/01/19	6.375%	82,000	84,357
12/01/20	8.750%	2,232,000	2,310,120
12/01/22	7.875%	1,832,000	1,971,690
APX Group, Inc.(a)
12/01/22	7.875%	207,000	223,560
Carlson Travel, Inc.(a)
12/15/23	6.750%	451,000	469,040
IHS Markit Ltd.(a)
11/01/22	5.000%	826,000	865,235
02/15/25	4.750%	1,330,000	1,369,900
Interval Acquisition Corp.
04/15/23	5.625%	2,169,000	2,201,535
Total			9,495,437
Consumer Products 1.4%
American Greetings Corp.(a)
02/15/25	7.875%	148,000	155,400
Prestige Brands, Inc.(a)
03/01/24	6.375%	645,000	677,250
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	1,104,000	1,173,000
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	274,000	277,082
Spectrum Brands, Inc.
07/15/25	5.750%	1,142,000	1,207,665
Springs Industries, Inc.
06/01/21	6.250%	1,109,000	1,135,339
Tempur Sealy International, Inc.
10/15/23	5.625%	779,000	782,895
06/15/26	5.500%	723,000	712,878
Valvoline, Inc.(a)
07/15/24	5.500%	159,000	166,950
Total			6,288,459
Diversified Manufacturing 0.9%
Entegris, Inc.(a)
04/01/22	6.000%	1,404,000	1,465,425
Manitowoc Foodservice, Inc.
02/15/24	9.500%	308,000	354,970
SPX FLOW, Inc.(a)
08/15/24	5.625%	285,000	287,494
08/15/26	5.875%	1,053,000	1,062,214
WESCO Distribution, Inc.
06/15/24	5.375%	427,000	437,675

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(a)
06/15/23	9.875%	575,000	642,562
Total			4,250,340
Electric 3.0%
AES Corp. (The)
06/01/20	8.000%	1,086,000	1,246,185
05/15/26	6.000%	1,048,000	1,084,680
Calpine Corp.
01/15/23	5.375%	1,810,000	1,825,928
02/01/24	5.500%	685,000	681,363
Dynegy, Inc.
11/01/24	7.625%	425,000	405,875
NRG Energy, Inc.
07/15/22	6.250%	1,134,000	1,159,515
05/01/24	6.250%	195,000	194,391
05/15/26	7.250%	1,062,000	1,093,860
NRG Energy, Inc.(a)
01/15/27	6.625%	1,227,000	1,223,932
NRG Yield Operating LLC
08/15/24	5.375%	2,493,000	2,530,395
NRG Yield Operating LLC(a)
09/15/26	5.000%	357,000	347,182
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	1,598,000	1,617,975
Total			13,411,281
Finance Companies 3.1%
Aircastle Ltd.
02/15/22	5.500%	1,560,000	1,673,100
04/01/23	5.000%	138,000	145,245
iStar, Inc.
04/01/22	6.000%	487,000	494,305
Navient Corp.
03/25/20	8.000%	153,000	166,196
10/26/20	5.000%	752,000	750,120
07/26/21	6.625%	649,000	671,715
01/25/22	7.250%	618,000	641,762
06/15/22	6.500%	750,000	756,563
10/25/24	5.875%	691,000	644,572
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	793,000	826,703
12/15/21	7.250%	1,593,000	1,668,667
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	470,000	488,800
02/15/24	5.500%	470,000	488,800
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	2,800,000	2,856,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(a)
05/01/25	5.750%	1,612,000	1,583,790
Springleaf Finance Corp.
12/15/20	8.250%	168,000	183,540
Total			14,039,878
Food and Beverage 1.6%
B&G Foods, Inc.(b)
04/01/25	5.250%	641,000	646,609
Chobani LLC/Finance Corp., Inc.(a),(b)
04/15/25	7.500%	905,000	926,494
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	975,000	977,437
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	433,000	441,660
11/01/26	4.875%	721,000	735,420
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	169,000	176,183
Post Holdings, Inc.(a)
12/15/22	6.000%	227,000	238,917
03/01/25	5.500%	463,000	465,315
08/15/26	5.000%	1,562,000	1,495,615
03/01/27	5.750%	1,197,000	1,194,007
Total			7,297,657
Gaming 5.5%
Boyd Gaming Corp.
05/15/23	6.875%	1,338,000	1,441,695
04/01/26	6.375%	1,151,000	1,231,570
Eagle II Acquisition Co. LLC(a)
04/01/25	6.000%	490,000	504,700
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	340,000	360,400
04/15/26	5.375%	452,000	466,690
International Game Technology PLC(a)
02/15/22	6.250%	992,000	1,058,960
02/15/25	6.500%	1,280,000	1,363,200
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	1,332,000	1,378,620
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	480,000	506,400
09/01/26	4.500%	472,000	457,840
MGM Resorts International
10/01/20	6.750%	510,000	561,000
12/15/21	6.625%	1,853,000	2,049,881
03/15/23	6.000%	676,000	730,080
09/01/26	4.625%	569,000	551,930
Penn National Gaming, Inc.(a)
01/15/27	5.625%	313,000	310,653

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	296,000	301,180
Scientific Games International, Inc.(a)
01/01/22	7.000%	3,409,000	3,639,107
Scientific Games International, Inc.
12/01/22	10.000%	2,093,000	2,231,661
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	2,035,000	2,055,350
10/01/20	7.804%	450,000	464,558
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	1,410,000	1,420,575
Tunica-Biloxi Gaming Authority(a),(c)
11/15/16	0.000%	5,259,000	1,840,650
Total			24,926,700
Health Care 7.0%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	399,960
02/15/23	5.625%	467,000	483,635
03/01/24	6.500%	738,000	776,745
Alere, Inc.(a)
07/01/23	6.375%	442,000	449,183
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	1,326,000	1,359,150
CHS/Community Health Systems, Inc.
02/01/22	6.875%	1,032,000	887,520
03/31/23	6.250%	1,940,000	1,973,950
DaVita, Inc.
07/15/24	5.125%	1,055,000	1,065,550
Envision Healthcare Corp.(a)
12/01/24	6.250%	1,007,000	1,057,350
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/24	4.750%	777,000	788,655
HCA, Inc.
02/15/22	7.500%	1,378,000	1,576,087
02/01/25	5.375%	3,449,000	3,595,582
04/15/25	5.250%	1,836,000	1,950,750
06/15/26	5.250%	273,000	287,333
02/15/27	4.500%	1,276,000	1,276,000
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	639,000	638,201
MEDNAX, Inc.(a)
12/01/23	5.250%	1,314,000	1,340,280
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	1,804,000	1,943,810
Quintiles IMS, Inc.(a)
05/15/23	4.875%	1,091,000	1,106,001
10/15/26	5.000%	1,415,000	1,420,306
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	1,215,000	1,242,337
Team Health Holdings, Inc.(a)
02/01/25	6.375%	903,000	878,168
Tenet Healthcare Corp.
10/01/20	6.000%	886,000	936,945
04/01/21	4.500%	2,075,000	2,075,000
04/01/22	8.125%	905,000	944,594
06/15/23	6.750%	428,000	420,510
Tenet Healthcare Corp.(a)
01/01/22	7.500%	545,000	588,600
Total			31,462,202
Healthcare Insurance 1.1%
Centene Corp.
05/15/22	4.750%	418,000	429,495
02/15/24	6.125%	732,000	785,985
01/15/25	4.750%	1,499,000	1,507,439
Molina Healthcare, Inc.
11/15/22	5.375%	742,000	769,825
WellCare Health Plans, Inc.
04/01/25	5.250%	1,538,000	1,573,836
Total			5,066,580
Home Construction 0.9%
CalAtlantic Group, Inc.
11/15/24	5.875%	1,105,000	1,160,250
06/01/26	5.250%	241,000	240,096
Meritage Homes Corp.
04/01/22	7.000%	928,000	1,039,360
06/01/25	6.000%	220,000	229,214
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	513,000	538,650
03/01/24	5.625%	848,000	877,680
Total			4,085,250
Independent Energy 10.0%
Antero Resources Corp.
12/01/22	5.125%	1,325,000	1,342,391
Callon Petroleum Co.(a)
10/01/24	6.125%	545,000	566,800
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,906,000	3,915,765
Chesapeake Energy Corp.(a)
12/15/22	8.000%	440,000	460,900
01/15/25	8.000%	1,350,000	1,350,000
Continental Resources, Inc.
04/15/23	4.500%	605,000	588,738
06/01/24	3.800%	809,000	752,370

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
04/15/21	7.125%	215,000	221,988
02/15/23	7.750%	2,251,000	2,386,060
Denbury Resources, Inc.(a)
05/15/21	9.000%	1,028,000	1,084,540
Diamondback Energy, Inc.(a)
11/01/24	4.750%	317,000	318,870
05/31/25	5.375%	1,781,000	1,825,525
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	2,333,000	2,461,315
Halcon Resources Corp.(a)
02/15/25	6.750%	1,153,000	1,132,246
Laredo Petroleum, Inc.
01/15/22	5.625%	1,690,000	1,685,775
05/01/22	7.375%	1,117,000	1,158,888
03/15/23	6.250%	2,779,000	2,820,685
MEG Energy Corp.(a)
01/15/25	6.500%	897,000	897,000
Newfield Exploration Co.
07/01/24	5.625%	1,214,000	1,279,252
Oasis Petroleum, Inc.
01/15/23	6.875%	1,207,000	1,228,123
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	612,000	648,720
01/15/25	5.375%	1,607,000	1,627,087
08/15/25	5.250%	1,338,000	1,351,380
PDC Energy, Inc.(a)
09/15/24	6.125%	1,589,000	1,628,725
Range Resources Corp.(a)
03/15/23	5.000%	672,000	661,920
RSP Permian, Inc.(a)
01/15/25	5.250%	2,271,000	2,288,032
SM Energy Co.
06/01/25	5.625%	329,000	314,853
09/15/26	6.750%	2,734,000	2,756,214
Whiting Petroleum Corp.
03/15/21	5.750%	1,488,000	1,473,120
04/01/23	6.250%	875,000	870,625
WPX Energy, Inc.
01/15/22	6.000%	3,825,000	3,891,937
Total			44,989,844
Leisure 0.7%
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	443,000	446,876
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	975,000	975,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	1,057,000	1,120,420
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	406,000	426,300
Total			2,968,596
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	622,000	614,225
Playa Resorts Holding BV(a)
08/15/20	8.000%	1,791,000	1,882,789
Total			2,497,014
Media and Entertainment 3.8%
AMC Networks, Inc.
04/01/24	5.000%	681,000	681,000
CBS Radio, Inc.(a)
11/01/24	7.250%	259,000	271,950
iHeartCommunications, Inc.
03/01/21	9.000%	1,450,000	1,102,000
Lamar Media Corp.
02/01/26	5.750%	340,000	363,800
Match Group, Inc.
06/01/24	6.375%	1,133,000	1,225,759
MDC Partners, Inc.(a)
05/01/24	6.500%	2,545,000	2,427,294
Netflix, Inc.
02/15/22	5.500%	986,000	1,047,625
02/15/25	5.875%	1,965,000	2,112,375
Netflix, Inc.(a)
11/15/26	4.375%	2,703,000	2,655,697
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	1,368,000	1,362,870
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	2,166,000	2,266,177
Univision Communications, Inc.(a)
05/15/23	5.125%	1,605,000	1,584,938
Total			17,101,485
Metals and Mining 3.6%
Alcoa Nederland Holding BV(a)
09/30/24	6.750%	461,000	494,423
09/30/26	7.000%	366,000	398,940
Constellium NV(a)
05/15/24	5.750%	1,990,000	1,840,750
03/01/25	6.625%	830,000	798,356
First Quantum Minerals Ltd.(a)
04/01/25	7.500%	1,429,000	1,439,717

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/01/22	3.550%	420,000	389,550
03/15/23	3.875%	837,000	769,722
11/14/24	4.550%	2,587,000	2,409,144
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	702,000	737,100
HudBay Minerals, Inc.(a)
01/15/23	7.250%	296,000	313,760
01/15/25	7.625%	970,000	1,052,450
Novelis Corp.(a)
08/15/24	6.250%	687,000	716,198
09/30/26	5.875%	2,013,000	2,055,776
Teck Resources Ltd.
07/15/41	6.250%	2,551,000	2,646,662
Total			16,062,548
Midstream 3.8%
Cheniere Corpus Christi Holdings LLC(a)
06/30/24	7.000%	660,000	726,825
Energy Transfer Equity LP
06/01/27	5.500%	3,509,000	3,666,905
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	393,000	394,965
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	77,710
11/15/23	4.250%	724,000	707,710
03/15/24	6.750%	1,123,000	1,218,455
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	2,051,000	2,122,785
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	385,000	406,175
10/15/22	6.250%	746,000	787,963
05/01/24	6.375%	833,000	895,475
01/15/25	5.250%	1,663,000	1,737,835
Williams Companies, Inc. (The)
01/15/23	3.700%	1,167,000	1,146,577
06/24/24	4.550%	3,310,000	3,334,825
Total			17,224,205
Oil Field Services 1.2%
Nabors Industries, Inc.(a)
01/15/23	5.500%	214,000	218,414
Precision Drilling Corp.(a)
12/15/23	7.750%	107,000	112,618
SESI LLC
12/15/21	7.125%	212,000	214,650
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	307,000	306,616
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/21	7.750%	808,000	870,620
06/15/23	8.250%	2,127,000	2,313,112
Weatherford International Ltd.(a)
02/15/24	9.875%	1,164,000	1,347,330
Total			5,383,360
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	566,000	574,490
Other REIT 0.4%
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	410,000	421,275
03/15/27	5.375%	410,000	414,100
Starwood Property Trust, Inc.(a)
12/15/21	5.000%	775,000	804,063
Total			1,639,438
Packaging 3.2%
ARD Finance SA PIK(a)
09/15/23	7.125%	652,000	671,560
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	2,464,000	2,636,480
02/15/25	6.000%	2,177,000	2,201,491
Berry Plastics Corp.
07/15/23	5.125%	1,925,000	1,973,125
Novolex (a)
01/15/25	6.875%	387,000	395,359
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	250,000	264,531
01/15/25	5.375%	404,000	410,060
08/15/25	6.375%	201,000	214,819
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	1,697,000	1,739,425
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,790,000	1,841,480
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	1,521,000	1,628,421
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	575,000	589,732
Total			14,566,483
Pharmaceuticals 2.5%
Endo Finance LLC/Finco, Inc.(a),(d)
02/01/25	6.000%	960,000	818,400
Endo Finance LLC/Ltd./Finco, Inc.(a)
07/15/23	6.000%	65,000	56,875

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	2,084,000	2,172,570
Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	272,000	259,080
04/15/25	5.500%	457,000	420,440
Valeant Pharmaceuticals International, Inc.(a)
10/15/20	6.375%	1,138,000	1,029,890
12/01/21	5.625%	1,042,000	838,810
03/15/22	6.500%	396,000	407,385
03/01/23	5.500%	776,000	597,520
05/15/23	5.875%	2,438,000	1,892,497
03/15/24	7.000%	1,570,000	1,611,213
04/15/25	6.125%	1,788,000	1,376,760
Total			11,481,440
Property & Casualty 1.0%
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/19	8.125%	364,000	364,000
HUB International Ltd.(a)
10/01/21	7.875%	3,949,000	4,116,832
Total			4,480,832
Restaurants 0.7%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	1,980,000	2,027,025
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,311,000	1,333,942
Total			3,360,967
Retailers 1.4%
Asbury Automotive Group, Inc.
12/15/24	6.000%	1,231,000	1,274,085
Group 1 Automotive, Inc.
06/01/22	5.000%	630,000	634,725
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	532,000	537,320
L Brands, Inc.
11/01/35	6.875%	891,000	859,815
Penske Automotive Group, Inc.
12/01/24	5.375%	768,000	769,920
05/15/26	5.500%	308,000	301,840
Rite Aid Corp.(a)
04/01/23	6.125%	334,000	331,077
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	602,000	674,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	877,000	875,904
Total			6,258,926
Technology 6.1%
Camelot Finance SA(a)
10/15/24	7.875%	596,000	627,290
Equinix, Inc.
04/01/23	5.375%	2,137,000	2,225,151
01/15/26	5.875%	1,145,000	1,217,994
05/15/27	5.375%	949,000	979,843
First Data Corp.(a)
08/15/23	5.375%	1,501,000	1,562,916
12/01/23	7.000%	3,224,000	3,457,740
01/15/24	5.750%	2,285,000	2,356,977
Gartner, Inc.(a)
04/01/25	5.125%	1,391,000	1,417,081
Informatica LLC(a)
07/15/23	7.125%	689,000	670,053
Microsemi Corp.(a)
04/15/23	9.125%	994,000	1,141,858
MSCI, Inc.(a)
11/15/24	5.250%	1,407,000	1,480,867
08/15/25	5.750%	1,298,000	1,379,125
NXP BV/Funding LLC(a)
03/15/23	5.750%	240,000	253,200
PTC, Inc.
05/15/24	6.000%	1,257,000	1,338,705
Qualitytech LP/Finance Corp.
08/01/22	5.875%	1,292,000	1,325,915
Riverbed Technology, Inc.(a)
03/01/23	8.875%	805,000	823,113
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	1,475,000	1,685,187
Symantec Corp.(a)
04/15/25	5.000%	1,021,000	1,046,963
VeriSign, Inc.
05/01/23	4.625%	1,140,000	1,152,825
04/01/25	5.250%	1,172,000	1,214,485
Total			27,357,288
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	1,077,000	996,225
Hertz Corp. (The)(a)
10/15/24	5.500%	1,733,000	1,505,544
Total			2,501,769

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 5.9%
SBA Communications Corp.(a)
09/01/24	4.875%	3,556,000	3,510,839
SFR Group SA(a)
05/15/22	6.000%	2,468,000	2,557,465
05/01/26	7.375%	2,965,000	3,053,950
Sprint Communications, Inc.(a)
11/15/18	9.000%	1,972,000	2,144,550
Sprint Communications, Inc.
08/15/20	7.000%	540,000	579,825
Sprint Corp.
09/15/21	7.250%	688,000	742,696
09/15/23	7.875%	1,135,000	1,257,012
06/15/24	7.125%	1,910,000	2,038,925
02/15/25	7.625%	3,162,000	3,454,485
T-Mobile USA, Inc.
01/15/24	6.500%	201,000	217,080
03/01/25	6.375%	310,000	334,025
01/15/26	6.500%	3,053,000	3,343,035
04/15/27	5.375%	909,000	938,543
Wind Acquisition Finance SA(a)
07/15/20	4.750%	2,075,000	2,108,719
04/23/21	7.375%	461,000	479,440
Total			26,760,589
Wirelines 3.8%
CenturyLink, Inc.
03/15/22	5.800%	390,000	402,188
04/01/24	7.500%	1,572,000	1,661,903
04/01/25	5.625%	1,358,000	1,291,797
Frontier Communications Corp.
09/15/22	10.500%	941,000	952,762
04/15/24	7.625%	1,081,000	929,119
01/15/25	6.875%	2,474,000	2,047,235
09/15/25	11.000%	2,588,000	2,516,830
Level 3 Financing, Inc.
01/15/24	5.375%	1,085,000	1,106,700
03/15/26	5.250%	933,000	937,665
Telecom Italia SpA(a)
05/30/24	5.303%	1,128,000	1,139,280
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	1,284,000	1,356,225
05/15/25	6.375%	1,705,000	1,840,326
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	702,000	740,470
Total			16,922,500
Total Corporate Bonds & Notes (Cost $412,010,585)			421,831,440
Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(e),(f)	5,000,000	640
Total Financials		640
Total Limited Partnerships (Cost $—)		640

Senior Loans 1.9%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(d),(g)
2nd Lien Term Loan
11/08/24	9.038%	1,747,874	1,753,694
Diversified Manufacturing 0.2%
Accudyne Industries Borrower SCA/LLC(d),(g)
Term Loan
12/13/19	4.147%	1,040,000	974,137
Independent Energy 0.3%
Chesapeake Energy Corp.(d),(g)
Tranche A Term Loan
08/23/21	8.553%	1,101,548	1,171,772
Media and Entertainment 0.0%
UFC Holdings LLC(d),(g)
2nd Lien Term Loan
08/18/24	8.500%	97,000	98,698
Technology 1.0%
Ancestry.com Operations, Inc.(d),(g)
2nd Lien Term Loan
10/19/24	9.270%	398,346	407,807
Genesys Telecom(d),(g)
Term Loan
12/01/23	5.025%	397,031	399,596
Information Resources, Inc.(d),(g)
1st Lien Term Loan
01/18/24	5.250%	1,489,000	1,505,289
2nd Lien Term Loan
01/20/25	9.250%	1,633,000	1,622,108
Kronos, Inc.(d),(g)
2nd Lien Term Loan
11/01/24	9.284%	571,000	588,490
Total			4,523,290
Total Senior Loans (Cost $8,360,252)			8,521,591

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(h),(i)	13,266,368	13,266,368
Total Money Market Funds (Cost $13,265,852)		13,266,368
Total Investments (Cost: $433,636,689)		443,620,039
Other Assets & Liabilities, Net		7,347,936
Net Assets		450,967,975
At March 31, 2017, securities and/or cash totaling $171,100 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(118)	USD	(14,698,375)	06/2017	—	(48,132)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $225,424,331 or 49.99% of net assets.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $1,840,650 which represents 0.41% of net assets.
(d)	Variable rate security.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $640, which represents less than 0.01% of net assets.
(f)	Non-income producing investment.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	7,600,182	47,498,180	(41,831,994)	13,266,368	(904)	20,877	13,266,368
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
433,637,000	16,834,000	(6,851,000)	9,983,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	421,831,440	—	—	421,831,440
Limited Partnerships
Financials	—	—	640	—	640
Senior Loans	—	8,521,591	—	—	8,521,591
Money Market Funds	—	—	—	13,266,368	13,266,368
Total Investments	—	430,353,031	640	13,266,368	443,620,039
Derivatives
Liability
Futures Contracts	(48,132)	—	—	—	(48,132)
Total	(48,132)	430,353,031	640	13,266,368	443,571,907
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.5%
Issuer	Shares	Value ($)
Consumer Discretionary 19.1%
Hotels, Restaurants & Leisure 3.5%
Norwegian Cruise Line Holdings Ltd.(a)	285,061	14,461,145
Starbucks Corp.	294,390	17,189,432
Yum China Holdings, Inc.(a)	278,339	7,570,821
Yum! Brands, Inc.	278,339	17,785,862
Total		57,007,260
Household Durables 2.2%
Mohawk Industries, Inc.(a)	64,874	14,887,934
Newell Brands, Inc.	448,572	21,159,141
Total		36,047,075
Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc.(a)	78,462	69,559,702
Expedia, Inc.	94,624	11,938,710
Priceline Group, Inc. (The)(a)	12,494	22,238,945
Total		103,737,357
Media 4.4%
Comcast Corp., Class A	1,324,384	49,783,594
DISH Network Corp., Class A(a)	364,034	23,112,519
Total		72,896,113
Multiline Retail 1.0%
Dollar General Corp.	232,034	16,179,731
Specialty Retail 1.7%
TJX Companies, Inc. (The)	351,753	27,816,627
Total Consumer Discretionary		313,684,163
Consumer Staples 7.7%
Beverages 3.4%
Molson Coors Brewing Co., Class B	148,708	14,232,842
PepsiCo, Inc.	375,443	41,997,054
Total		56,229,896
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	135,039	22,644,690
SYSCO Corp.	455,464	23,647,691
Total		46,292,381
Tobacco 1.5%
Philip Morris International, Inc.	219,229	24,750,954
Total Consumer Staples		127,273,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Cimarex Energy Co.	69,386	8,290,933
Hess Corp.	241,331	11,634,568
Total		19,925,501
Total Energy		19,925,501
Financials 4.3%
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	523,008	24,701,668
BlackRock, Inc.	35,894	13,765,708
Charles Schwab Corp. (The)	196,028	7,999,903
Goldman Sachs Group, Inc. (The)	109,046	25,050,047
Total		71,517,326
Total Financials		71,517,326
Health Care 15.8%
Biotechnology 9.0%
AbbVie, Inc.	374,764	24,419,622
ACADIA Pharmaceuticals, Inc.(a)	90,167	3,099,941
Alexion Pharmaceuticals, Inc.(a)	154,240	18,700,058
Biogen, Inc.(a)	106,040	28,993,457
BioMarin Pharmaceutical, Inc.(a)	138,805	12,184,303
Celgene Corp.(a)	210,753	26,223,996
Clovis Oncology, Inc.(a)	54,248	3,453,970
Intercept Pharmaceuticals, Inc.(a)	59,854	6,769,487
TESARO, Inc.(a)	18,669	2,872,599
Vertex Pharmaceuticals, Inc.(a)	198,638	21,721,065
Total		148,438,498
Health Care Equipment & Supplies 4.2%
Edwards Lifesciences Corp.(a)	249,483	23,468,866
Medtronic PLC	235,297	18,955,526
Zimmer Biomet Holdings, Inc.	217,408	26,547,691
Total		68,972,083
Health Care Providers & Services 1.2%
Aetna, Inc.	156,667	19,982,876
Life Sciences Tools & Services 1.4%
Thermo Fisher Scientific, Inc.	145,140	22,293,504
Total Health Care		259,686,961

Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 9.9%
Aerospace & Defense 1.1%
L-3 Communications Corp.	105,363	17,415,450
Air Freight & Logistics 2.0%
FedEx Corp.	168,096	32,803,934
Airlines 1.2%
Alaska Air Group, Inc.	216,772	19,990,714
Commercial Services & Supplies 0.8%
Stericycle, Inc.(a)	149,488	12,391,060
Electrical Equipment 0.7%
Sensata Technologies Holding NV(a)	272,674	11,907,674
Machinery 2.4%
Cummins, Inc.	93,596	14,151,715
Stanley Black & Decker, Inc.	98,277	13,058,065
Xylem, Inc.	236,587	11,881,399
Total		39,091,179
Professional Services 0.8%
Nielsen Holdings PLC	336,266	13,891,149
Road & Rail 0.9%
Kansas City Southern	181,127	15,533,452
Total Industrials		163,024,612
Information Technology 36.0%
Internet Software & Services 11.2%
Alibaba Group Holding Ltd., ADR(a)	216,478	23,342,823
Alphabet, Inc., Class A(a)	62,765	53,212,167
Alphabet, Inc., Class C(a)	53,381	44,282,742
Facebook, Inc., Class A(a)	441,193	62,671,466
Total		183,509,198
IT Services 3.9%
Leidos Holdings, Inc.	201,105	10,284,510
Visa, Inc., Class A	601,630	53,466,858
Total		63,751,368
Semiconductors & Semiconductor Equipment 7.2%
Broadcom Ltd.	143,475	31,415,286
Lam Research Corp.	175,169	22,484,693
Micron Technology, Inc.(a)	547,244	15,815,352
NVIDIA Corp.	242,057	26,367,269
Common Stocks (continued)
Issuer	Shares	Value ($)
NXP Semiconductors NV(a)	113,804	11,778,714
ON Semiconductor Corp.(a)	708,795	10,979,234
Total		118,840,548
Software 8.8%
Electronic Arts, Inc.(a)	403,950	36,161,604
Microsoft Corp.	1,133,704	74,665,745
Salesforce.com, Inc.(a)	245,519	20,252,862
ServiceNow, Inc.(a)	163,172	14,272,655
Total		145,352,866
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	560,992	80,592,111
Total Information Technology		592,046,091
Materials 1.7%
Chemicals 1.7%
Eastman Chemical Co.	350,195	28,295,756
Total Materials		28,295,756
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
American Tower Corp.	208,251	25,310,827
Equinix, Inc.	52,022	20,828,048
Total		46,138,875
Total Real Estate		46,138,875
Total Common Stocks (Cost $1,323,067,525)		1,621,592,516

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	28,492,411	28,492,411
Total Money Market Funds (Cost $28,491,929)		28,492,411
Total Investments (Cost: $1,351,559,454)		1,650,084,927
Other Assets & Liabilities, Net		(3,720,188)
Net Assets		1,646,364,739

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	4,354,022	106,477,622	(82,339,233)	28,492,411	(732)	43,271	28,492,411
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	313,684,163	—	—	—	313,684,163
Consumer Staples	127,273,231	—	—	—	127,273,231
Energy	19,925,501	—	—	—	19,925,501
Financials	71,517,326	—	—	—	71,517,326
Health Care	259,686,961	—	—	—	259,686,961
Industrials	163,024,612	—	—	—	163,024,612
Information Technology	592,046,091	—	—	—	592,046,091
Materials	28,295,756	—	—	—	28,295,756
Real Estate	46,138,875	—	—	—	46,138,875
Total Common Stocks	1,621,592,516	—	—	—	1,621,592,516
Money Market Funds	—	—	—	28,492,411	28,492,411
Total Investments	1,621,592,516	—	—	28,492,411	1,650,084,927
See the Portfolio of Investments for all investment classifications not indicated in the table
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.3%
Issuer	Shares	Value ($)
Consumer Discretionary 1.7%
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	249,824	14,257,456
Multiline Retail 0.9%
Kohl’s Corp.	335,864	13,370,746
Nordstrom, Inc.	59,301	2,761,647
Total		16,132,393
Total Consumer Discretionary		30,389,849
Consumer Staples 17.6%
Household Products 2.0%
Procter & Gamble Co. (The)	403,170	36,224,825
Tobacco 15.6%
Altria Group, Inc.	1,055,937	75,415,021
British American Tobacco PLC	511,788	33,984,629
Imperial Brands PLC	803,999	38,953,479
Philip Morris International, Inc.	1,071,612	120,984,995
Reynolds American, Inc.	157,770	9,942,665
Total		279,280,789
Total Consumer Staples		315,505,614
Energy 17.0%
Oil, Gas & Consumable Fuels 17.0%
BP PLC, ADR	1,093,491	37,747,309
Chevron Corp.	746,002	80,098,235
Enbridge, Inc.	315,022	13,180,520
ENI SpA	1,179,842	19,320,358
Exxon Mobil Corp.	491,015	40,268,140
Hess Corp.	10,869	523,995
Occidental Petroleum Corp.	677,986	42,957,193
Royal Dutch Shell PLC, Class A	965,579	25,356,871
Total SA	403,193	20,394,434
Valero Energy Corp.	373,625	24,767,601
Total		304,614,656
Total Energy		304,614,656
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.2%
Banks 3.7%
Bank of America Corp.	651,304	15,364,261
Bank of Montreal	299,686	22,413,516
JPMorgan Chase & Co.	125,790	11,049,394
PacWest Bancorp	156,538	8,337,214
Toronto-Dominion Bank (The)	191,925	9,613,523
Total		66,777,908
Capital Markets 1.4%
Invesco Ltd.	341,111	10,448,230
Morgan Stanley	340,601	14,591,347
Total		25,039,577
Insurance 1.1%
Principal Financial Group, Inc.	323,333	20,405,545
Total Financials		112,223,030
Health Care 12.1%
Biotechnology 0.6%
AbbVie, Inc.	177,449	11,562,577
Pharmaceuticals 11.5%
GlaxoSmithKline PLC	1,248,845	25,965,839
Johnson & Johnson	482,053	60,039,701
Merck & Co., Inc.	703,674	44,711,446
Pfizer, Inc.	1,930,566	66,044,663
Teva Pharmaceutical Industries Ltd., ADR	271,786	8,721,613
Total		205,483,262
Total Health Care		217,045,839
Industrials 2.7%
Aerospace & Defense 1.3%
BAE Systems PLC	619,352	4,985,712
Lockheed Martin Corp.	70,648	18,905,405
Total		23,891,117
Airlines 0.1%
American Airlines Group, Inc.	25,726	1,088,210
Industrial Conglomerates 0.7%
Siemens AG, Registered Shares	93,206	12,767,087

Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
Kansas City Southern	116,043	9,951,848
Total Industrials		47,698,262
Information Technology 14.3%
Communications Equipment 4.2%
Cisco Systems, Inc.	1,932,219	65,309,002
Nokia OYJ	1,802,728	9,673,444
Telefonaktiebolaget LM Ericsson, Class B	22,284	148,715
Total		75,131,161
IT Services 1.9%
International Business Machines Corp.	190,254	33,130,831
Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	2,001,869	72,207,415
Software 3.7%
Microsoft Corp.	938,029	61,778,590
Oracle Corp.	107,575	4,798,921
Total		66,577,511
Technology Hardware, Storage & Peripherals 0.5%
Seagate Technology PLC	211,318	9,705,836
Total Information Technology		256,752,754
Materials 4.3%
Chemicals 3.3%
CF Industries Holdings, Inc.	372,151	10,922,632
Dow Chemical Co. (The)	676,696	42,997,264
Eastman Chemical Co.	80,014	6,465,131
Total		60,385,027
Containers & Packaging 1.0%
Graphic Packaging Holding Co.	20,850	268,340
International Paper Co.	339,322	17,230,771
Total		17,499,111
Total Materials		77,884,138
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 9.4%
Diversified Telecommunication Services 8.5%
AT&T, Inc.	2,159,298	89,718,832
BCE, Inc.	347,677	15,391,661
CenturyLink, Inc.	888,096	20,932,422
Orange SA	701,728	10,903,407
Verizon Communications, Inc.	328,709	16,024,564
Total		152,970,886
Wireless Telecommunication Services 0.9%
Vodafone Group PLC	1,960,358	5,111,214
Vodafone Group PLC, ADR	387,128	10,231,793
Total		15,343,007
Total Telecommunication Services		168,313,893
Utilities 9.0%
Electric Utilities 6.5%
American Electric Power Co., Inc.	279,029	18,731,217
Duke Energy Corp.	325,746	26,714,429
Entergy Corp.	116,249	8,830,274
Exelon Corp.	295,686	10,638,782
PPL Corp.	535,894	20,037,077
Scottish & Southern Energy PLC	473,520	8,756,716
Xcel Energy, Inc.	536,040	23,826,978
Total		117,535,473
Multi-Utilities 2.5%
Ameren Corp.	362,286	19,777,192
DTE Energy Co.	156,799	16,010,746
Veolia Environnement SA	492,372	9,223,607
Total		45,011,545
Total Utilities		162,547,018
Total Common Stocks (Cost $1,475,471,448)		1,692,975,053

Equity-Linked Notes 3.5%
Issuer	Coupon Rate	Shares	Value ($)
Barclays Bank PLC(a)
(linked to common stock of Graphic Packaging Holding Co.)
04/13/17	8.250%	898,070	11,585,103
Credit Suisse AG(a)
(linked to common stock of Kansas City Southern)
04/13/17	12.250%	141,316	12,030,514

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2017 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
(linked to common stock of Telefonaktiebolaget LM Ericsson)
06/21/17	16.000%	224,640	13,458,182
Deutsche Bank AG(a)
(linked to common stock of Nordstrom, Inc.)
05/17/17	19.280%	128,979	5,967,987
Societe Generale SA(a)
(linked to common stock of American Airlines Group, Inc.)
05/23/17	12.000%	217,249	9,369,661
(linked to common stock of Hess Corp.)
05/23/17	11.650%	223,991	10,991,350
Total Equity-Linked Notes (Cost $64,019,532)			63,402,797
Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	34,886,419	34,886,419
Total Money Market Funds (Cost $34,885,454)		34,886,419
Total Investments (Cost: $1,574,376,434)		1,791,264,269
Other Assets & Liabilities, Net		3,978,710
Net Assets		1,795,242,979

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $63,402,797 or 3.53% of net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	57,804,356	144,891,611	(167,809,548)	34,886,419	(3,672)	71,727	34,886,419
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	30,389,849	—	—	—	30,389,849
Consumer Staples	242,567,506	72,938,108	—	—	315,505,614
Energy	239,542,993	65,071,663	—	—	304,614,656
Financials	112,223,030	—	—	—	112,223,030
Health Care	191,080,000	25,965,839	—	—	217,045,839
Industrials	29,945,463	17,752,799	—	—	47,698,262
Information Technology	246,930,595	9,822,159	—	—	256,752,754
Materials	77,884,138	—	—	—	77,884,138
Telecommunication Services	152,299,272	16,014,621	—	—	168,313,893
Utilities	144,566,695	17,980,323	—	—	162,547,018
Total Common Stocks	1,467,429,541	225,545,512	—	—	1,692,975,053
Equity-Linked Notes	—	63,402,797	—	—	63,402,797
Money Market Funds	—	—	—	34,886,419	34,886,419
Total Investments	1,467,429,541	288,948,309	—	34,886,419	1,791,264,269
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/21	6.340%	15,795	16,726
Total Asset-Backed Securities — Agency (Cost $15,795)			16,726

Asset-Backed Securities — Non-Agency 3.4%

Carlyle Global Market Strategies CLO(a),(b)
Series 2013-1A Class B
02/14/25	4.136%	3,600,000	3,602,549
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class C
04/20/27	5.930%	2,000,000	2,030,672
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	334,528	334,890
Series 2016-B Class A
10/15/18	3.730%	712,998	714,978
Series 2016-B Class B
03/15/19	7.340%	3,000,000	3,062,003
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class C
10/21/26	4.041%	6,000,000	6,019,734
Nomad CLO Ltd.(a),(b)
Series 2013-1A Class B
01/15/25	3.973%	6,000,000	6,006,738
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
07/15/27	4.023%	2,500,000	2,517,612
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class D
04/15/27	5.973%	4,000,000	4,054,980
Panhandle-Plains Higher Education Authority, Inc.(b)
Series 2011-2 Class A1
07/01/21	1.648%	83,529	83,530
SoFi Professional Loan Program(a),(c)
Series 2017-A Class R
03/26/40	0.000%	30,000	1,767,600
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	3	2,240,000
Series 2016-A Class RIO
01/25/38	0.000%	3	1,290,000
Series 2016-A Class RPO
01/25/38	0.000%	4	2,840,000
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-B Class RC
04/25/37	0.000%	2	1,210,000
Total Asset-Backed Securities — Non-Agency (Cost $36,188,494)			37,775,286

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
10/01/19	4.420%	520,185	548,137
10/01/19	4.430%	1,279,966	1,349,097
01/01/20	4.570%	133,814	142,074
01/01/20	4.600%	223,857	237,860
05/01/24	5.030%	417,088	462,362
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,570,663)			2,739,530

Commercial Mortgage-Backed Securities - Non-Agency 4.4%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.413%	6,500,000	6,492,980
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,500,000	1,502,351
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
09/15/26	4.412%	7,015,000	7,018,087
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	5.176%	6,500,000	6,471,802
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	12,000,000	9,269,684
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	1,000,000	993,552
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
08/17/32	4.663%	3,000,000	3,037,764
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/45	5.949%	10,000,000	10,110,673
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/46	4.717%	175,000	188,501
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/24	6.000%	3,981,799	3,969,772
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,976,155)			49,055,166

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency 106.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/17	6.500%	45	45
11/01/42	3.000%	17,423,815	17,379,796
08/01/17- 09/01/19	5.500%	62,320	63,979
03/01/18- 09/01/37	6.000%	59,361	63,988
06/01/21- 10/01/45	3.500%	123,482,382	127,001,205
10/01/23- 10/01/40	5.000%	14,380,560	15,622,333
07/01/39- 08/01/41	4.500%	11,457,231	12,395,630
03/01/42- 03/01/46	4.000%	61,190,737	64,393,502
Federal Home Loan Mortgage Corp.(b)
01/01/37	3.200%	173,156	181,125
09/01/37	3.113%	276,356	291,194
CMO Series 4119 Class SP
10/15/42	2.050%	895,073	927,947
Federal Home Loan Mortgage Corp.(e)
05/11/47	3.500%	18,000,000	18,370,546
05/11/47	4.500%	15,000,000	16,045,605
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 264 Class S1
07/15/42	5.038%	15,917,420	3,224,217
CMO Series 272 Class S1
08/15/42	5.088%	13,778,956	2,830,012
CMO Series 318 Class S1
11/15/43	5.038%	21,038,210	4,244,528
CMO Series 336 Class 30
08/15/44	5.138%	11,440,140	2,471,593
CMO Series 3453 Class W
12/15/32	6.630%	705,547	110,463
CMO Series 4068 Class GI
09/15/36	2.019%	9,372,230	579,651
CMO Series 4083 Class CS
12/15/38	5.738%	7,487,662	966,094
CMO Series 4094 Class SY
08/15/42	5.168%	10,125,164	2,109,695
CMO Series 4174 Class SB
05/15/39	5.288%	14,494,761	1,901,446
CMO Series 4183 Class AS
04/15/39	5.238%	7,170,620	923,374
CMO Series 4223 Class DS
12/15/38	5.188%	4,811,834	575,617
CMO Series 4286 Class NS
12/15/43	4.988%	7,114,517	1,553,407
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4594 Class SA
06/15/46	5.038%	18,510,043	4,022,045
CMO STRIPS Series 309 Class S4
08/15/43	5.058%	7,656,923	1,596,338
CMO STRIPS Series 326 Class S1
03/15/44	5.088%	3,694,997	760,211
CMO STRIPS Series 337 Class S1
09/15/44	5.138%	14,511,900	3,124,742
Federal Home Loan Mortgage Corp.(f)
CMO Series 266 Class
07/15/42	4.000%	9,237,372	1,864,049
CMO Series 267 Class
08/15/42	4.000%	7,697,010	1,573,043
CMO Series 4120 Class AI
11/15/39	3.500%	5,582,832	743,858
CMO Series 4121 Class IA
01/15/41	3.500%	5,509,221	747,790
CMO Series 4122 Class JI
12/15/40	4.000%	8,157,228	967,153
CMO Series 4139 Class CI
05/15/42	3.500%	3,667,757	499,143
CMO Series 4147 Class CI
01/15/41	3.500%	12,746,667	1,811,564
CMO Series 4148 Class BI
02/15/41	4.000%	4,360,850	559,673
CMO Series 4177 Class IY
03/15/43	4.000%	15,728,701	3,435,114
CMO Series 4182 Class DI
05/15/39	3.500%	18,807,819	2,235,866
CMO Series 4213 Class DI
06/15/38	3.500%	14,869,429	1,572,745
Federal National Mortgage Association
06/01/17	7.000%	570	571
08/01/22	6.000%	2,057	2,323
02/01/22- 12/01/37	5.000%	20,877,101	22,982,217
09/01/23- 11/01/23	5.500%	3,204,317	3,420,677
03/01/27- 03/01/28	2.500%	29,679,021	30,027,388
03/01/27- 06/01/46	3.500%	144,341,650	148,510,920
05/01/27- 05/01/43	3.000%	75,171,022	75,657,863
07/01/39- 11/01/41	4.500%	58,556,963	63,284,114
11/01/42- 08/01/45	4.000%	103,574,356	109,433,520

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1988-4 Class Z
03/25/18	9.250%	384	387
Federal National Mortgage Association(e)
04/19/32	2.500%	40,000,000	40,018,752
05/11/47	3.000%	119,000,000	117,735,625
05/11/47	3.500%	23,000,000	23,478,867
05/11/47	4.000%	59,000,000	61,765,622
Federal National Mortgage Association(b)
02/01/33	2.685%	59,565	61,955
07/01/33	2.663%	3,597	3,631
12/01/33	3.309%	4,850	5,107
06/01/34	3.031%	158,888	166,398
07/01/36	3.157%	59,688	62,336
CMO Series 2003-W11 Class A1
06/25/33	4.326%	2,492	2,606
Federal National Mortgage Association(g)
05/01/39	4.500%	5,882,596	6,386,871
Federal National Mortgage Association(b),(f)
CMO Series 2003-117 Class KS
08/25/33	6.118%	751,272	19,591
CMO Series 2011-94 Class GS
10/25/41	5.518%	10,275,279	1,781,148
CMO Series 2012-80 Class DS
06/25/39	5.668%	3,581,648	524,031
CMO Series 2012-99 Class SL
09/25/42	5.638%	14,478,782	3,107,574
CMO Series 2013-107 Class SB
02/25/43	4.968%	13,262,349	3,019,634
CMO Series 2013-124 Class SB
12/25/43	4.968%	10,332,679	2,016,173
CMO Series 2013-13 Class SA
03/25/43	5.168%	11,977,688	2,615,362
CMO Series 2013-54 Class BS
06/25/43	5.168%	17,366,957	3,529,362
CMO Series 2014-93 Class ES
01/25/45	5.168%	7,206,075	1,463,175
CMO Series 2016-25 Class SL
05/25/46	5.018%	17,651,646	3,594,465
CMO Series 2016-4 Class BS
02/25/46	5.118%	4,467,591	956,112
CMO Series 2016-42 Class SB
07/25/46	5.018%	23,091,492	4,982,403
CMO Series 2016-45 Class AS
07/25/46	5.018%	9,457,691	2,138,333
CMO Series 2016-49 Class LS
08/25/46	4.968%	15,110,876	3,131,114
CMO Series 2016-50 Class GS
08/25/46	4.968%	9,157,438	1,937,444
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-53 Class KS
08/25/46	5.018%	9,261,384	2,146,790
CMO Series 2017-8 Class SB
02/25/47	5.118%	9,733,848	1,680,281
CMO Series 416 Class S1
11/25/42	5.118%	6,554,927	1,332,906
Federal National Mortgage Association(b),(c),(f)
CMO Series 2006-5 Class N1
08/25/34	0.000%	7,568,309	1
Federal National Mortgage Association(f)
CMO Series 2012-118 Class BI
12/25/39	3.500%	17,257,394	2,466,763
CMO Series 2012-121 Class GI
08/25/39	3.500%	10,705,274	1,407,219
CMO Series 2012-129 Class IC
01/25/41	3.500%	9,044,110	1,425,481
CMO Series 2012-133 Class EI
07/25/31	3.500%	3,428,249	408,049
CMO Series 2012-134 Class AI
07/25/40	3.500%	14,823,570	2,192,253
CMO Series 2012-144 Class HI
07/25/42	3.500%	3,279,854	423,509
CMO Series 2012-40 Class IP
09/25/40	4.000%	15,652,707	1,898,537
CMO Series 2012-96 Class CI
04/25/39	3.500%	6,484,915	625,841
CMO Series 2013-1 Class AI
02/25/43	3.500%	3,634,788	715,506
CMO Series 2013-1 Class BI
02/25/40	3.500%	10,787,402	1,089,866
CMO Series 2013-10 Class AI
11/25/41	3.500%	14,365,681	1,677,687
CMO Series 2013-16 Class
01/25/40	3.500%	8,756,717	1,200,500
CMO Series 2013-41 Class IY
05/25/40	3.500%	19,759,176	2,145,983
CMO Series 2013-6 Class MI
02/25/40	3.500%	9,843,968	1,415,396
CMO STRIPS Series 413 Class C39
04/25/41	4.500%	5,263,437	1,217,417
CMO STRIPS Series 417 Class C5
02/25/43	3.500%	8,280,631	1,653,428

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
03/15/18	7.000%	25,123	25,296
08/20/40	5.000%	7,318,803	8,037,291
07/20/41	4.500%	10,053,515	10,853,913
03/15/29- 03/15/33	6.000%	103,046	116,607
Government National Mortgage Association(e)
04/20/47	3.000%	30,000,000	30,262,500
04/20/47	3.500%	30,000,000	31,106,250
Government National Mortgage Association(f)
CMO Series 2012-121 Class PI
09/16/42	4.500%	5,257,350	971,965
CMO Series 2012-129 Class AI
08/20/37	3.000%	7,263,076	594,318
CMO Series 2014-131 Class EI
09/16/39	4.000%	6,981,935	1,103,146
Government National Mortgage Association(b),(f)
CMO Series 2014-131 Class BS
09/16/44	5.272%	3,789,994	972,207
CMO Series 2015-144 Class SA
10/20/45	5.222%	9,021,246	2,215,685
CMO Series 2016-108 Class SN
08/20/46	5.102%	5,677,994	1,377,451
Total Residential Mortgage-Backed Securities - Agency (Cost $1,188,079,054)			1,172,324,039

Residential Mortgage-Backed Securities - Non-Agency 13.3%

American Mortgage Trust(b),(d)
Series 2093-3 Class 3A
07/27/23	8.188%	682	414
ASG Resecuritization Trust(a),(b)
CMO Series 2013-2 Class 1A60
12/28/35	3.029%	629,729	628,629
CMO Series 2013-2 Class 2A70
11/28/35	3.066%	1,473,019	1,473,431
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/31	3.598%	2,999,545	3,002,442
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	6,120,160	6,103,746
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	2,483,452	2,471,103
BCAP LLC Trust(a),(b)
07/26/36	3.093%	1,260,302	1,248,214
CMO Series 2010-RR13 Class 1A1
06/27/37	5.559%	6,004,927	5,973,534
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-RR3 Class 6A5
03/26/36	3.249%	1,639,541	1,608,983
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	1,817,511	1,804,339
CMO Series 2014-RR3 Class 3A1
07/26/36	0.910%	948,882	928,983
Series 2012-RR10 Class 2A1
09/26/36	3.019%	1,808,028	1,810,860
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	3,643,096	3,656,765
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	1,298,195	1,297,972
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	2,165,824	2,165,120
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	3,100,510	3,077,891
Series 2013-RR1 Class 10A1
10/26/36	3.000%	1,328,867	1,331,449
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
10/25/57	4.483%	5,000,000	5,239,579
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2010-7 Class 3A4
12/25/35	5.500%	226,751	227,891
CMO Series 2012-7 Class 12A1
03/25/36	3.089%	1,032,713	1,026,128
CMO Series 2013-2 Class 1A1
11/25/37	3.163%	1,687,816	1,688,432
CMO Series 2014-A Class B2
01/25/35	5.467%	2,647,072	2,705,786
CMO Series 2014-C Class A
02/25/54	3.250%	1,025,398	991,745
CMO Series 2015-A Class B3
06/25/58	4.500%	2,876,608	2,664,373
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/53	4.250%	3,780,879	3,608,947
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	1,307,183	1,309,609
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A2
09/25/46	3.250%	2,774,589	2,793,811
Comfed Savings Bank(b)
CMO Series 1987-1 Class A
01/25/18	3.070%	251	238

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
04/27/37	3.595%	2,532,614	2,493,380
CMO Series 2013-7R Class 3A1
02/26/35	3.422%	4,330,488	4,237,092
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	789,478	807,811
CMO Series 2014-RPL4 Class A2
08/25/62	4.812%	4,000,000	3,928,380
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	3,752,798	3,734,237
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	2,006,276	1,999,733
Series 2014-2R Class 17A1
04/27/37	2.500%	728,547	726,770
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	9,703,470	9,580,769
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.165%	5,650,000	5,645,194
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/57	4.708%	7,000,000	6,994,220
GCAT
Series 2017-1 Class A2
03/25/47	3.375%	7,000,000	6,989,500
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/37	4.000%	722,772	722,126
Mill City Mortgage Trust(a),(b)
CMO Series 2015-1 Class M3
06/25/56	3.300%	5,000,000	4,541,392
Series 2015-1 Class M1
06/25/56	3.300%	3,000,000	2,909,923
New Residential Mortgage Loan Trust(a),(b),(f)
CMO Series 2014-1A Class AIO
01/25/54	2.293%	42,146,570	2,272,547
NRPL Trust(a)
Series 2013-1A Class A
08/25/57	4.000%	4,755,073	4,741,759
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	3,759,780	3,874,073
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/50	4.750%	10,000,000	10,020,610
Pretium Mortgage Credit Partners I LLC(a)
CMO Series 2016-NPL6 Class A1
10/27/31	3.500%	3,757,057	3,754,272
RBSSP Resecuritization Trust(a),(b)
CMO Series 2012-1 Class 5A2
12/27/35	3.409%	4,100,000	3,720,706
CMO Series 2012-6 Class 3A1
04/26/36	0.947%	172,555	172,341
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	2,100,847	2,087,295
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $145,297,430)			146,794,544

Options Purchased Puts 0.0%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
5-Year OTC interest rate swap with Barclays to receive 3-Month USD LIBOR BBA and pay exercise rate
	300,000,000	3.25	08/18/17	36,870
5-Year OTC interest rate swap with JPMorgan to receive 3-Month USD LIBOR BBA and pay exercise rate
	100,000,000	4.00	08/17/17	240
Total Options Purchased Puts (Cost $10,137,500)				37,110

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(h),(i)	33,584,077	33,584,077
Total Money Market Funds (Cost $33,582,304)		33,584,077
Total Investments (Cost: $1,464,847,395)		1,442,326,478
Other Assets & Liabilities, Net		(336,005,845)
Net Assets		1,106,320,633

At March 31, 2017, securities and/or cash totaling $4,807,732 were pledged as collateral.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	101	USD	21,861,766	06/2017	15,625	—
U.S. Treasury 5-Year Note	923	USD	108,661,618	06/2017	135,363	—
Total			130,523,384		150,988	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(14)	USD	(2,111,813)	06/2017	—	(10,048)
U.S. Treasury 10-Year Note	(742)	USD	(92,425,375)	06/2017	—	(409,474)
Total			(94,537,188)		—	(419,522)
Open options contracts written at March 31, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(150,000,000)	2.55	(1,290,000)	05/2017	(604,035)
Cleared credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	12,870,000	—	(589,326)
Credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	2,250,000	(284,785)	1,313	—	(245,037)	—	(38,435)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	5,000,000	(459,025)	2,917	—	(454,110)	—	(1,998)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	4,250,000	(537,928)	2,479	—	(446,186)	—	(89,263)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	4,250,000	(537,927)	2,479	—	(380,469)	—	(154,979)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	2,750,000	(348,071)	1,604	—	(269,222)	—	(77,245)
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	6,000,000	(550,830)	3,500	—	(547,488)	158	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	1,500,000	(189,856)	875	—	(146,848)	—	(42,133)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	2,100,000	(265,800)	1,225	—	(205,200)	—	(59,375)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	4,250,000	(537,928)	2,479	—	(258,027)	—	(277,422)
Total									—	(2,952,587)	158	(740,850)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $226,551,314 or 20.48% of net assets.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $7,580,414, which represents 0.69% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	63,072,558	143,363,665	(172,852,146)	33,584,077	(498)	60,047	33,584,077
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,464,847,000	10,946,000	(33,467,000)	(22,521,000)
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2017 (Unaudited)
Fair Value Measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	16,726	—	—	16,726
Asset-Backed Securities — Non-Agency	—	28,427,686	9,347,600	—	37,775,286
Commercial Mortgage-Backed Securities - Agency	—	2,739,530	—	—	2,739,530
Commercial Mortgage-Backed Securities - Non-Agency	—	49,055,166	—	—	49,055,166
Residential Mortgage-Backed Securities - Agency	—	1,172,324,039	—	—	1,172,324,039
Residential Mortgage-Backed Securities - Non-Agency	—	118,938,515	27,856,029	—	146,794,544
Options Purchased Puts	—	37,110	—	—	37,110
Money Market Funds	—	—	—	33,584,077	33,584,077
Total Investments	—	1,371,538,772	37,203,629	33,584,077	1,442,326,478
Derivatives
Asset
Futures Contracts	150,988	—	—	—	150,988
Swap Contracts	—	158	—	—	158
Liability
Futures Contracts	(419,522)	—	—	—	(419,522)
Options Contracts Written	—	(604,035)	—	—	(604,035)
Swap Contracts	—	(1,330,176)	—	—	(1,330,176)
Total	(268,534)	1,369,604,719	37,203,629	33,584,077	1,440,123,891
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2017 ($)
Asset-Backed Securities — Non-Agency	5,568,696	-	-	48,104	3,730,800	-	-	-	9,347,600
Residential Mortgage-Backed Securities — Non-Agency	9,368,773	1	-	18,643	23,286,899	(664,843)	-	(4,153,444)	27,856,029
Total	14,937,469	1	-	66,747	27,017,699	(664,843)	-	(4,153,444)	37,203,629
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2017 was $66,747, which is comprised of ,Asset-Backed Securities — Non-Agency of $48,104 and Residential Mortgage-Backed Securities — Non-Agency of $18,643.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	9

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Auto Components 0.2%
BorgWarner, Inc.	4,714	196,998
Delphi Automotive PLC	6,354	511,433
Goodyear Tire & Rubber Co. (The)	5,932	213,552
Total		921,983
Automobiles 0.5%
Ford Motor Co.	91,992	1,070,787
General Motors Co.	32,125	1,135,940
Harley-Davidson, Inc.	4,160	251,680
Total		2,458,407
Distributors 0.1%
Genuine Parts Co.	3,500	323,435
LKQ Corp.(a)	7,260	212,500
Total		535,935
Diversified Consumer Services —%
H&R Block, Inc.	4,885	113,576
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	9,852	580,381
Chipotle Mexican Grill, Inc.(a)	676	301,172
Darden Restaurants, Inc.	2,923	244,567
Marriott International, Inc., Class A	7,414	698,251
McDonald’s Corp.	19,299	2,501,343
Royal Caribbean Cruises Ltd.	3,950	387,534
Starbucks Corp.	34,344	2,005,346
Wyndham Worldwide Corp.	2,471	208,281
Wynn Resorts Ltd.	1,878	215,238
Yum! Brands, Inc.	7,922	506,216
Total		7,648,329
Household Durables 0.4%
D.R. Horton, Inc.	8,008	266,747
Garmin Ltd.	2,713	138,661
Leggett & Platt, Inc.	3,155	158,760
Lennar Corp., Class A	4,790	245,200
Mohawk Industries, Inc.(a)	1,490	341,940
Newell Brands, Inc.	11,369	536,276
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	6,737	158,656
Whirlpool Corp.	1,758	301,198
Total		2,147,438
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc.(a)	9,336	8,276,737
Expedia, Inc.	2,838	358,071
Netflix, Inc.(a)	10,148	1,499,976
Priceline Group, Inc. (The)(a)	1,155	2,055,865
TripAdvisor, Inc.(a)	2,666	115,065
Total		12,305,714
Leisure Products 0.1%
Hasbro, Inc.	2,635	263,026
Mattel, Inc.	8,072	206,724
Total		469,750
Media 3.1%
21st Century Fox, Inc., Class A	24,799	803,240
21st Century Fox, Inc., Class B	11,480	364,834
CBS Corp., Class B Non Voting	8,761	607,663
Charter Communications, Inc., Class A(a)	5,070	1,659,512
Comcast Corp., Class A	111,536	4,192,638
Discovery Communications, Inc., Class A(a)	3,599	104,695
Discovery Communications, Inc., Class C(a)	5,084	143,928
DISH Network Corp., Class A(a)	5,350	339,672
Interpublic Group of Companies, Inc. (The)	9,257	227,445
News Corp., Class A	8,992	116,896
News Corp., Class B	2,820	38,070
Omnicom Group, Inc.	5,525	476,310
Scripps Networks Interactive, Inc., Class A	2,254	176,646
TEGNA, Inc.	5,060	129,637
Time Warner, Inc.	18,246	1,782,817
Viacom, Inc., Class B	8,192	381,911
Walt Disney Co. (The)	34,282	3,887,236
Total		15,433,150
Multiline Retail 0.4%
Dollar General Corp.	5,995	418,031
Dollar Tree, Inc.(a)	5,564	436,552
Kohl’s Corp.	4,161	165,649
Macy’s, Inc.	7,166	212,400

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	2,682	124,901
Target Corp.	13,112	723,651
Total		2,081,184
Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,740	257,972
AutoNation, Inc.(a)	1,545	65,338
AutoZone, Inc.(a)	672	485,890
Bed Bath & Beyond, Inc.	3,541	139,728
Best Buy Co., Inc.	6,384	313,774
CarMax, Inc.(a)	4,409	261,101
Foot Locker, Inc.	3,120	233,407
Gap, Inc. (The)	5,169	125,555
Home Depot, Inc. (The)	28,704	4,214,608
L Brands, Inc.	5,659	266,539
Lowe’s Companies, Inc.	20,405	1,677,495
O’Reilly Automotive, Inc.(a)	2,162	583,394
Ross Stores, Inc.	9,290	611,932
Signet Jewelers Ltd.	1,640	113,603
Staples, Inc.	15,329	134,435
Tiffany & Co.	2,524	240,537
TJX Companies, Inc. (The)	15,368	1,215,302
Tractor Supply Co.	3,085	212,773
Ulta Beauty, Inc.(a)	1,380	393,617
Total		11,547,000
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	6,613	273,315
Hanesbrands, Inc.	8,930	185,387
Michael Kors Holdings Ltd.(a)	3,825	145,771
Nike, Inc., Class B	31,236	1,740,782
PVH Corp.	1,871	193,593
Ralph Lauren Corp.	1,326	108,228
Under Armour, Inc., Class A(a)	4,335	85,746
Under Armour, Inc., Class C(a)	4,347	79,550
VF Corp.	7,811	429,371
Total		3,241,743
Total Consumer Discretionary		58,904,209
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 9.0%
Beverages 2.0%
Brown-Forman Corp., Class B	4,164	192,293
Coca-Cola Co. (The)	91,062	3,864,671
Constellation Brands, Inc., Class A	4,066	658,977
Dr. Pepper Snapple Group, Inc.	4,317	422,721
Molson Coors Brewing Co., Class B	4,345	415,860
Monster Beverage Corp.(a)	9,480	437,691
PepsiCo, Inc.	33,637	3,762,635
Total		9,754,848
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	10,343	1,734,418
CVS Health Corp.	24,172	1,897,502
Kroger Co. (The)	21,780	642,292
SYSCO Corp.	11,710	607,983
Walgreens Boots Alliance, Inc.	20,095	1,668,890
Wal-Mart Stores, Inc.	35,488	2,557,975
Whole Foods Market, Inc.	7,511	223,227
Total		9,332,287
Food Products 1.5%
Archer-Daniels-Midland Co.	13,462	619,790
Campbell Soup Co.	4,558	260,900
ConAgra Foods, Inc.	9,741	392,952
General Mills, Inc.	13,669	806,608
Hershey Co. (The)	3,294	359,870
Hormel Foods Corp.	6,360	220,247
JM Smucker Co. (The)	2,747	360,077
Kellogg Co.	5,956	432,465
Kraft Heinz Co. (The)	14,057	1,276,516
McCormick & Co., Inc.	2,677	261,141
Mead Johnson Nutrition Co.	4,320	384,826
Mondelez International, Inc., Class A	35,979	1,549,975
Tyson Foods, Inc., Class A	6,764	417,406
Total		7,342,773

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
Church & Dwight Co., Inc.	6,000	299,220
Clorox Co. (The)	3,019	407,052
Colgate-Palmolive Co.	20,811	1,523,157
Kimberly-Clark Corp.	8,388	1,104,113
Procter & Gamble Co. (The)	60,245	5,413,013
Total		8,746,555
Personal Products 0.1%
Coty, Inc., Class A	11,090	201,062
Estee Lauder Companies, Inc. (The), Class A	5,240	444,299
Total		645,361
Tobacco 1.7%
Altria Group, Inc.	45,708	3,264,465
Philip Morris International, Inc.	36,562	4,127,850
Reynolds American, Inc.	19,490	1,228,260
Total		8,620,575
Total Consumer Staples		44,442,399
Energy 6.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	10,023	599,576
Halliburton Co.	20,433	1,005,508
Helmerich & Payne, Inc.	2,556	170,153
National Oilwell Varco, Inc.	8,928	357,924
Schlumberger Ltd.	32,854	2,565,897
TechnipFMC PLC(a)	10,993	357,272
Transocean Ltd.(a)	9,170	114,166
Total		5,170,496
Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	13,171	816,602
Apache Corp.	8,945	459,684
Cabot Oil & Gas Corp.	11,199	267,768
Chesapeake Energy Corp.(a)	17,956	106,659
Chevron Corp.	44,618	4,790,635
Cimarex Energy Co.	2,240	267,658
Concho Resources, Inc.(a)	3,490	447,907
ConocoPhillips	29,122	1,452,314
Devon Energy Corp.	12,366	515,910
EOG Resources, Inc.	13,599	1,326,582
Common Stocks (continued)
Issuer	Shares	Value ($)
EQT Corp.	4,081	249,349
Exxon Mobil Corp.	97,719	8,013,935
Hess Corp.	6,342	305,748
Kinder Morgan, Inc.	45,249	983,713
Marathon Oil Corp.	19,970	315,526
Marathon Petroleum Corp.	12,442	628,819
Murphy Oil Corp.	3,819	109,185
Newfield Exploration Co.(a)	4,688	173,034
Noble Energy, Inc.	10,263	352,431
Occidental Petroleum Corp.	18,009	1,141,050
ONEOK, Inc.	4,964	275,204
Phillips 66	10,399	823,809
Pioneer Natural Resources Co.	3,997	744,361
Range Resources Corp.	4,429	128,884
Southwestern Energy Co.(a)	11,737	95,891
Tesoro Corp.	2,759	223,645
Valero Energy Corp.	10,632	704,795
Williams Companies, Inc. (The)	19,463	575,910
Total		26,297,008
Total Energy		31,467,504
Financials 13.8%
Banks 6.2%
Bank of America Corp.	236,260	5,573,373
BB&T Corp.	19,048	851,446
Citigroup, Inc.	65,299	3,906,186
Citizens Financial Group, Inc.	12,000	414,600
Comerica, Inc.	4,140	283,921
Fifth Third Bancorp	17,686	449,224
Huntington Bancshares, Inc.	25,594	342,704
JPMorgan Chase & Co.	84,177	7,394,108
KeyCorp	25,270	449,301
M&T Bank Corp.	3,634	562,289
People’s United Financial, Inc.	8,098	147,384
PNC Financial Services Group, Inc. (The)	11,456	1,377,469
Regions Financial Corp.	28,403	412,696
SunTrust Banks, Inc.	11,586	640,706
U.S. Bancorp	37,533	1,932,949

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wells Fargo & Co.	106,123	5,906,806
Zions Bancorporation	4,769	200,298
Total		30,845,460
Capital Markets 2.7%
Affiliated Managers Group, Inc.	1,335	218,860
Ameriprise Financial, Inc.(b)	3,635	471,387
Bank of New York Mellon Corp. (The)	24,454	1,154,962
BlackRock, Inc.	2,865	1,098,756
CBOE Holdings, Inc.	2,160	175,111
Charles Schwab Corp. (The)	28,634	1,168,554
CME Group, Inc.	8,000	950,400
E*TRADE Financial Corp.(a)	6,476	225,948
Franklin Resources, Inc.	8,130	342,598
Goldman Sachs Group, Inc. (The)	8,729	2,005,226
Intercontinental Exchange, Inc.	14,035	840,275
Invesco Ltd.	9,509	291,261
Moody’s Corp.	3,913	438,412
Morgan Stanley	33,869	1,450,948
Nasdaq, Inc.	2,714	188,487
Northern Trust Corp.	5,069	438,874
Raymond James Financial, Inc.	3,010	229,543
S&P Global, Inc.	6,093	796,599
State Street Corp.	8,466	673,978
T. Rowe Price Group, Inc.	5,737	390,977
Total		13,551,156
Consumer Finance 0.8%
American Express Co.	17,840	1,411,322
Capital One Financial Corp.	11,330	981,858
Discover Financial Services	9,088	621,528
Navient Corp.	6,855	101,180
Synchrony Financial	18,150	622,545
Total		3,738,433
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	44,766	7,461,597
Leucadia National Corp.	7,636	198,536
Total		7,660,133
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.6%
Aflac, Inc.	9,461	685,166
Allstate Corp. (The)	8,603	701,059
American International Group, Inc.	21,934	1,369,340
Aon PLC	6,185	734,098
Arthur J Gallagher & Co.	4,210	238,033
Assurant, Inc.	1,307	125,041
Chubb Ltd.	10,981	1,496,161
Cincinnati Financial Corp.	3,537	255,619
Hartford Financial Services Group, Inc. (The)	8,814	423,689
Lincoln National Corp.	5,303	347,081
Loews Corp.	6,508	304,379
Marsh & McLennan Companies, Inc.	12,133	896,507
MetLife, Inc.	25,625	1,353,513
Principal Financial Group, Inc.	6,303	397,782
Progressive Corp. (The)	13,685	536,178
Prudential Financial, Inc.	10,132	1,080,882
Torchmark Corp.	2,578	198,609
Travelers Companies, Inc. (The)	6,592	794,600
Unum Group	5,406	253,487
Willis Towers Watson PLC	3,002	392,932
Xl Group Ltd.	6,247	249,005
Total		12,833,161
Total Financials		68,628,343
Health Care 13.4%
Biotechnology 2.7%
AbbVie, Inc.	37,564	2,447,670
Alexion Pharmaceuticals, Inc.(a)	5,292	641,602
Amgen, Inc.	17,359	2,848,091
Biogen, Inc.(a)	5,090	1,391,708
Celgene Corp.(a)	18,335	2,281,424
Gilead Sciences, Inc.	30,808	2,092,479
Incyte Corp.(a)	4,150	554,731
Regeneron Pharmaceuticals, Inc.(a)	1,790	693,643
Vertex Pharmaceuticals, Inc.(a)	5,860	640,791
Total		13,592,139

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.5%
Abbott Laboratories	40,720	1,808,375
Baxter International, Inc.	11,454	594,004
Becton Dickinson and Co.	5,017	920,319
Boston Scientific Corp.(a)	32,135	799,197
Cooper Companies, Inc. (The)	1,150	229,874
CR Bard, Inc.	1,693	420,778
Danaher Corp.	14,381	1,230,007
Dentsply Sirona, Inc.	5,416	338,175
Edwards Lifesciences Corp.(a)	5,004	470,726
Hologic, Inc.(a)	6,580	279,979
IDEXX Laboratories, Inc.(a)	2,070	320,043
Intuitive Surgical, Inc.(a)	863	661,464
Medtronic PLC	32,259	2,598,785
Stryker Corp.	7,289	959,597
Varian Medical Systems, Inc.(a)	2,207	201,124
Zimmer Biomet Holdings, Inc.	4,739	578,679
Total		12,411,126
Health Care Providers & Services 2.6%
Aetna, Inc.	8,289	1,057,262
AmerisourceBergen Corp.	3,896	344,796
Anthem, Inc.	6,228	1,029,987
Cardinal Health, Inc.	7,433	606,161
Centene Corp.(a)	4,050	288,603
CIGNA Corp.	6,062	888,022
DaVita, Inc.(a)	3,671	249,518
Envision Healthcare Corp.(a)	2,770	169,857
Express Scripts Holding Co.(a)	14,279	941,129
HCA Holdings, Inc.(a)	6,800	605,132
Henry Schein, Inc.(a)	1,870	317,844
Humana, Inc.	3,517	724,994
Laboratory Corp. of America Holdings(a)	2,408	345,476
McKesson Corp.	5,000	741,300
Patterson Companies, Inc.	1,935	87,520
Quest Diagnostics, Inc.	3,244	318,528
UnitedHealth Group, Inc.	22,672	3,718,435
Universal Health Services, Inc., Class B	2,105	261,967
Total		12,696,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 0.1%
Cerner Corp.(a)	6,921	407,301
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	7,587	401,125
Illumina, Inc.(a)	3,450	588,708
Mettler-Toledo International, Inc.(a)	610	292,135
PerkinElmer, Inc.	2,591	150,433
Thermo Fisher Scientific, Inc.	9,199	1,412,966
Waters Corp.(a)	1,887	294,957
Total		3,140,324
Pharmaceuticals 4.9%
Allergan PLC	7,896	1,886,512
Bristol-Myers Squibb Co.	39,424	2,143,877
Eli Lilly & Co.	22,887	1,925,026
Johnson & Johnson	63,948	7,964,723
Mallinckrodt PLC(a)	2,465	109,865
Merck & Co., Inc.	64,709	4,111,610
Mylan NV(a)	10,851	423,081
Perrigo Co. PLC	3,376	224,133
Pfizer, Inc.	140,267	4,798,534
Zoetis, Inc.	11,590	618,558
Total		24,205,919
Total Health Care		66,453,340
Industrials 9.7%
Aerospace & Defense 2.1%
Arconic, Inc.	10,381	273,435
Boeing Co. (The)	13,427	2,374,699
General Dynamics Corp.	6,709	1,255,925
L-3 Communications Corp.	1,836	303,472
Lockheed Martin Corp.	5,888	1,575,629
Northrop Grumman Corp.	4,113	978,236
Raytheon Co.	6,903	1,052,707
Rockwell Collins, Inc.	3,085	299,739
Textron, Inc.	6,369	303,101
TransDigm Group, Inc.	1,170	257,587
United Technologies Corp.	17,665	1,982,190
Total		10,656,720

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	3,335	257,762
Expeditors International of Washington, Inc.	4,244	239,744
FedEx Corp.	5,781	1,128,162
United Parcel Service, Inc., Class B	16,240	1,742,552
Total		3,368,220
Airlines 0.6%
Alaska Air Group, Inc.	2,910	268,360
American Airlines Group, Inc.	11,880	502,524
Delta Air Lines, Inc.	17,220	791,431
Southwest Airlines Co.	14,500	779,520
United Continental Holdings, Inc.(a)	6,750	476,820
Total		2,818,655
Building Products 0.3%
Allegion PLC	2,249	170,249
Fortune Brands Home & Security, Inc.	3,610	219,668
Johnson Controls International PLC	22,125	931,905
Masco Corp.	7,547	256,523
Total		1,578,345
Commercial Services & Supplies 0.3%
Cintas Corp.	2,032	257,129
Republic Services, Inc.	5,435	341,372
Stericycle, Inc.(a)	2,005	166,195
Waste Management, Inc.	9,530	694,928
Total		1,459,624
Construction & Engineering 0.1%
Fluor Corp.	3,284	172,804
Jacobs Engineering Group, Inc.	2,849	157,493
Quanta Services, Inc.(a)	3,568	132,408
Total		462,705
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,040	212,160
AMETEK, Inc.	5,410	292,573
Eaton Corp. PLC	10,596	785,693
Emerson Electric Co.	15,202	909,992
Rockwell Automation, Inc.	3,032	472,113
Total		2,672,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.3%
3M Co.	14,053	2,688,761
General Electric Co.	205,623	6,127,565
Honeywell International, Inc.	17,939	2,240,043
Roper Technologies, Inc.	2,402	495,989
Total		11,552,358
Machinery 1.4%
Caterpillar, Inc.	13,825	1,282,407
Cummins, Inc.	3,650	551,880
Deere & Co.	6,909	752,114
Dover Corp.	3,665	294,483
Flowserve Corp.	3,081	149,182
Fortive Corp.	7,090	426,960
Illinois Tool Works, Inc.	7,350	973,654
Ingersoll-Rand PLC	6,114	497,190
PACCAR, Inc.	8,271	555,811
Parker-Hannifin Corp.	3,143	503,886
Pentair PLC	3,943	247,542
Snap-On, Inc.	1,366	230,403
Stanley Black & Decker, Inc.	3,592	477,269
Xylem, Inc.	4,225	212,179
Total		7,154,960
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	865	93,368
Equifax, Inc.	2,825	386,291
Nielsen Holdings PLC	7,920	327,175
Robert Half International, Inc.	3,013	147,125
Verisk Analytics, Inc.(a)	3,650	296,161
Total		1,250,120
Road & Rail 0.9%
CSX Corp.	21,830	1,016,186
JB Hunt Transport Services, Inc.	2,050	188,067
Kansas City Southern	2,510	215,257
Norfolk Southern Corp.	6,843	766,211
Ryder System, Inc.	1,256	94,753
Union Pacific Corp.	19,177	2,031,228
Total		4,311,702

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	6,813	350,870
United Rentals, Inc.(a)	1,985	248,224
WW Grainger, Inc.	1,280	297,933
Total		897,027
Total Industrials		48,182,967
Information Technology 21.3%
Communications Equipment 1.0%
Cisco Systems, Inc.	118,021	3,989,110
F5 Networks, Inc.(a)	1,524	217,277
Harris Corp.	2,932	326,243
Juniper Networks, Inc.	9,004	250,581
Motorola Solutions, Inc.	3,881	334,620
Total		5,117,831
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	7,251	516,054
Corning, Inc.	21,871	590,517
FLIR Systems, Inc.	3,215	116,640
TE Connectivity Ltd.	8,375	624,356
Total		1,847,567
Internet Software & Services 4.4%
Akamai Technologies, Inc.(a)	4,082	243,696
Alphabet, Inc., Class A(a)	7,006	5,939,687
Alphabet, Inc., Class C(a)	6,964	5,777,056
eBay, Inc.(a)	23,823	799,738
Facebook, Inc., Class A(a)	55,505	7,884,485
VeriSign, Inc.(a)	2,098	182,757
Yahoo!, Inc.(a)	20,686	960,037
Total		21,787,456
IT Services 3.6%
Accenture PLC, Class A	14,677	1,759,479
Alliance Data Systems Corp.	1,320	328,680
Automatic Data Processing, Inc.	10,575	1,082,774
Cognizant Technology Solutions Corp., Class A(a)	14,344	853,755
CSRA, Inc.	3,418	100,113
Fidelity National Information Services, Inc.	7,753	617,294
Fiserv, Inc.(a)	5,055	582,892
Global Payments, Inc.	3,590	289,641
Common Stocks (continued)
Issuer	Shares	Value ($)
International Business Machines Corp.	20,228	3,522,504
MasterCard, Inc., Class A	22,200	2,496,834
Paychex, Inc.	7,531	443,576
PayPal Holdings, Inc.(a)	26,463	1,138,438
Teradata Corp.(a)	3,082	95,912
Total System Services, Inc.	3,894	208,173
Visa, Inc., Class A	43,784	3,891,084
Western Union Co. (The)	11,337	230,708
Total		17,641,857
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.(a)	18,180	264,519
Analog Devices, Inc.	8,580	703,131
Applied Materials, Inc.	25,444	989,772
Broadcom Ltd.	9,456	2,070,486
Intel Corp.	111,425	4,019,100
KLA-Tencor Corp.	3,692	350,998
Lam Research Corp.	3,841	493,031
Microchip Technology, Inc.	5,104	376,573
Micron Technology, Inc.(a)	24,426	705,911
NVIDIA Corp.	13,883	1,512,275
Qorvo, Inc.(a)	2,980	204,309
QUALCOMM, Inc.	34,813	1,996,177
Skyworks Solutions, Inc.	4,360	427,193
Texas Instruments, Inc.	23,556	1,897,671
Xilinx, Inc.	5,868	339,699
Total		16,350,845
Software 4.4%
Activision Blizzard, Inc.	16,300	812,718
Adobe Systems, Inc.(a)	11,683	1,520,309
Autodesk, Inc.(a)	4,618	399,318
CA, Inc.	7,388	234,347
Citrix Systems, Inc.(a)	3,684	307,209
Electronic Arts, Inc.(a)	7,265	650,363
Intuit, Inc.	5,723	663,811
Microsoft Corp.	182,120	11,994,423
Oracle Corp.	70,637	3,151,117
Red Hat, Inc.(a)	4,199	363,213
Salesforce.com, Inc.(a)	15,435	1,273,233

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Symantec Corp.	14,586	447,498
Synopsys, Inc.(a)	3,550	256,062
Total		22,073,621
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.(c)	123,645	17,762,841
Hewlett Packard Enterprise Co.	39,235	929,869
HP, Inc.	39,905	713,501
NetApp, Inc.	6,389	267,380
Seagate Technology PLC	6,961	319,719
Western Digital Corp.	6,785	559,966
Xerox Corp.	20,128	147,740
Total		20,701,016
Total Information Technology		105,520,193
Materials 2.7%
Chemicals 2.0%
Air Products & Chemicals, Inc.	5,132	694,308
Albemarle Corp.	2,650	279,946
CF Industries Holdings, Inc.	5,490	161,132
Dow Chemical Co. (The)	26,304	1,671,356
Eastman Chemical Co.	3,450	278,760
Ecolab, Inc.	6,191	775,980
EI du Pont de Nemours & Co.	20,373	1,636,563
FMC Corp.	3,153	219,417
International Flavors & Fragrances, Inc.	1,862	246,771
LyondellBasell Industries NV, Class A	7,780	709,458
Monsanto Co.	10,330	1,169,356
Mosaic Co. (The)	8,252	240,794
PPG Industries, Inc.	6,062	636,995
Praxair, Inc.	6,717	796,636
Sherwin-Williams Co. (The)	1,911	592,773
Total		10,110,245
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,490	325,193
Vulcan Materials Co.	3,117	375,536
Total		700,729
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Avery Dennison Corp.	2,106	169,744
Ball Corp.	4,123	306,174
International Paper Co.	9,693	492,210
Sealed Air Corp.	4,562	198,812
WestRock Co.	5,901	307,029
Total		1,473,969
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	31,334	418,622
Newmont Mining Corp.	12,529	412,956
Nucor Corp.	7,519	449,035
Total		1,280,613
Total Materials		13,565,556
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
Alexandria Real Estate Equities, Inc.	2,090	230,987
American Tower Corp.	10,069	1,223,786
Apartment Investment & Management Co., Class A	3,704	164,272
AvalonBay Communities, Inc.	3,232	593,395
Boston Properties, Inc.	3,623	479,721
Crown Castle International Corp.	8,493	802,164
Digital Realty Trust, Inc.	3,750	398,962
Equinix, Inc.	1,826	731,076
Equity Residential	8,647	538,016
Essex Property Trust, Inc.	1,550	358,872
Extra Space Storage, Inc.	2,970	220,938
Federal Realty Investment Trust	1,700	226,950
GGP, Inc.	13,765	319,073
HCP, Inc.	11,034	345,144
Host Hotels & Resorts, Inc.	17,422	325,095
Iron Mountain, Inc.	5,778	206,101
Kimco Realty Corp.	10,035	221,673
Macerich Co. (The)	2,845	183,218
Mid-America Apartment Communities, Inc.	2,680	272,663
ProLogis, Inc.	12,477	647,307
Public Storage	3,524	771,439
Realty Income Corp.	6,390	380,397
Regency Centers Corp.	3,440	228,382

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Simon Property Group, Inc.	7,534	1,296,074
SL Green Realty Corp.	2,370	252,689
UDR, Inc.	6,300	228,438
Ventas, Inc.	8,358	543,604
Vornado Realty Trust	4,055	406,757
Welltower, Inc.	8,541	604,874
Weyerhaeuser Co.	17,648	599,679
Total		13,801,746
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	7,086	246,522
Total Real Estate		14,048,268
Telecommunication Services 2.3%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	144,738	6,013,864
CenturyLink, Inc.	12,878	303,534
Level 3 Communications, Inc.(a)	6,885	393,960
Verizon Communications, Inc.	96,065	4,683,169
Total		11,394,527
Total Telecommunication Services		11,394,527
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	5,370	212,706
American Electric Power Co., Inc.	11,591	778,104
Duke Energy Corp.	16,486	1,352,017
Edison International	7,680	611,405
Entergy Corp.	4,230	321,311
Eversource Energy	7,465	438,793
Exelon Corp.	21,834	785,587
FirstEnergy Corp.	10,428	331,819
NextEra Energy, Inc.	11,023	1,415,022
PG&E Corp.	11,951	793,068
Pinnacle West Capital Corp.	2,622	218,622
PPL Corp.	16,020	598,988
Southern Co. (The)	23,354	1,162,562
Xcel Energy, Inc.	11,953	531,311
Total		9,551,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	15,533	173,659
NRG Energy, Inc.	7,442	139,165
Total		312,824
Multi-Utilities 1.0%
Ameren Corp.	5,722	312,364
CenterPoint Energy, Inc.	10,154	279,946
CMS Energy Corp.	6,601	295,329
Consolidated Edison, Inc.	7,193	558,608
Dominion Resources, Inc.	14,804	1,148,346
DTE Energy Co.	4,226	431,517
NiSource, Inc.	7,624	181,375
Public Service Enterprise Group, Inc.	11,928	529,007
SCANA Corp.	3,373	220,425
Sempra Energy	5,908	652,834
WEC Energy Group, Inc.	7,433	450,663
Total		5,060,414
Water Utilities 0.1%
American Water Works Co., Inc.	4,200	326,634
Total Utilities		15,251,187
Total Common Stocks (Cost $308,252,959)		477,858,493

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(d)	17,241,766	17,241,766
Total Money Market Funds (Cost $17,240,903)		17,241,766
Total Investments (Cost: $325,493,862)		495,100,259
Other Assets & Liabilities, Net		1,055,821
Net Assets		496,156,080

At March 31, 2017, securities and/or cash totaling $984,071 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	122	USD	14,391,120	06/2017	28,662	—
S&P 500 E-mini	27	USD	3,184,920	06/2017	—	(6,322)
Total			17,576,040		28,662	(6,322)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Ameriprise Financial, Inc.	3,135	500	—	3,635	—	2,531	471,387
Columbia Short-Term Cash Fund, 0.797%	6,973,692	73,202,613	(62,934,539)	17,241,766	(1,353)	21,102	17,241,766
Total	6,976,827	73,203,113	(62,934,539)	17,245,401	(1,353)	(23,633)	17,713,153

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	58,904,209	—	—	—	58,904,209
Consumer Staples	44,442,399	—	—	—	44,442,399
Energy	31,467,504	—	—	—	31,467,504
Financials	68,628,343	—	—	—	68,628,343
Health Care	66,453,340	—	—	—	66,453,340
Industrials	48,182,967	—	—	—	48,182,967
Information Technology	105,520,193	—	—	—	105,520,193
Materials	13,565,556	—	—	—	13,565,556
Real Estate	14,048,268	—	—	—	14,048,268
Telecommunication Services	11,394,527	—	—	—	11,394,527
Utilities	15,251,187	—	—	—	15,251,187
Total Common Stocks	477,858,493	—	—	—	477,858,493
Money Market Funds	—	—	—	17,241,766	17,241,766
Total Investments	477,858,493	—	—	17,241,766	495,100,259
Derivatives
Asset
Futures Contracts	28,662	—	—	—	28,662
Liability
Futures Contracts	(6,322)	—	—	—	(6,322)
Total	477,880,833	—	—	17,241,766	495,122,599
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Argentina 1.3%
Banco Macro SA, ADR	29,412	2,550,020
Globant SA(a)	33,617	1,223,659
Grupo Financiero Galicia SA, ADR	39,655	1,501,338
MercadoLibre, Inc.	16,203	3,426,449
Total		8,701,466
Brazil 6.2%
AES Tiete Energia SA	695,200	3,040,084
BB Seguridade Participacoes SA	405,200	3,794,948
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	854,800	5,267,071
Embraer SA, ADR	113,923	2,515,420
Fleury SA	501,800	6,780,215
Hypermarcas SA	316,300	2,930,013
Itaú Unibanco Holding SA, ADR	405,506	4,894,457
Petroleo Brasileiro SA, ADR(a)	897,305	8,694,886
Raia Drogasil SA	163,100	3,072,257
Total		40,989,351
China 23.7%
AAC Technologies Holdings, Inc.	367,000	4,297,219
Alibaba Group Holding Ltd., ADR(a)	290,938	31,371,844
ANTA Sports Products Ltd.	1,652,000	4,570,577
Baidu, Inc., ADR(a)	29,489	5,087,442
China Animal Healthcare Ltd.(a),(b)	4,603,000	59,229
China Biologic Products, Inc.(a)	35,006	3,505,151
China Merchants Bank Co., Ltd., Class H	2,221,000	5,877,586
CSPC Pharmaceutical Group Ltd.	2,610,000	3,419,399
Ctrip.com International Ltd., ADR(a)	126,208	6,203,123
ENN Energy Holdings Ltd.	438,000	2,467,365
Industrial & Commercial Bank of China Ltd., Class H	20,644,000	13,508,367
Kingdee International Software Group Co., Ltd.(a)	5,676,000	2,345,391
NetEase, Inc., ADR	20,590	5,847,560
New Oriental Education & Technology Group, Inc., ADR(a)	70,387	4,249,967
Nexteer Automotive Group Ltd.	2,224,000	3,282,140
Ping An Insurance Group Co. of China Ltd., Class H	3,011,500	16,877,812
Tencent Holdings Ltd.	1,131,201	32,589,359
Vipshop Holdings Ltd., ADR(a)	304,777	4,065,725
Wuliangye Yibin Co Ltd.	917,800	5,730,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Zhuzhou CRRC Times Electric Co., Ltd., Class H	420,500	2,237,250
Total		157,593,384
Hong Kong 1.9%
AIA Group Ltd.	910,000	5,743,881
Galaxy Entertainment Group Ltd.	516,000	2,826,213
Techtronic Industries Co., Ltd.	1,051,500	4,256,768
Total		12,826,862
Hungary 0.4%
Richter Gedeon Nyrt	104,088	2,363,916
India 8.7%
Adani Ports & Special Economic Zone	541,357	2,831,560
Bharat Petroleum Corp., Ltd.	789,273	7,899,732
Dish TV India Ltd.(a)	1,585,437	2,623,854
Eicher Motors Ltd.	18,497	7,286,817
HDFC Bank Ltd., ADR	130,620	9,825,236
Indraprastha Gas Ltd.	244,765	3,825,800
IndusInd Bank Ltd.	187,070	4,105,798
ITC Ltd.	1,701,745	7,347,461
Natco Pharma Ltd.	226,034	2,956,197
UPL Ltd.	566,179	6,338,697
Zee Entertainment Enterprises Ltd.	287,522	2,371,058
Total		57,412,210
Indonesia 5.6%
PT Ace Hardware Indonesia Tbk	54,799,200	3,391,541
PT Astra International Tbk	3,874,400	2,507,733
PT Bank Central Asia Tbk	5,758,600	7,150,161
PT Bank Rakyat Indonesia Persero Tbk	12,310,300	11,986,768
PT Nippon Indosari Corpindo Tbk	22,936,800	2,650,954
PT Pakuwon Jati Tbk	82,295,400	3,796,597
PT Sumber Alfaria Trijaya Tbk	11,644,300	454,395
PT Telekomunikasi Indonesia Persero Tbk	16,255,300	5,052,876
Total		36,991,025
Kenya 0.2%
Safaricom Ltd.	6,558,300	1,144,999
Malaysia 0.9%
CIMB Group Holdings Bhd	2,695,900	3,392,984
MyEg Services Bhd	6,255,750	2,614,359
Total		6,007,343

Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 2.1%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	297,548	4,147,819
Gentera SAB de CV	3,123,440	5,158,395
Grupo Financiero Banorte SAB de CV, Class O	821,400	4,726,870
Total		14,033,084
Peru 1.1%
Credicorp Ltd.	44,493	7,265,707
Philippines 1.4%
GT Capital Holdings, Inc.	185,660	4,235,353
Jollibee Foods Corp.	319,410	1,256,859
Robinsons Retail Holdings, Inc.	1,022,330	1,568,256
Security Bank Corp.	592,200	2,383,761
Total		9,444,229
Russian Federation 8.8%
Aeroflot PJSC(a)	980,100	2,925,802
Detsky Mir PJSC	1,723,051	2,694,300
Lukoil PJSC, ADR	196,664	10,431,059
Magnit PJSC	19,719	3,244,950
Mail.ru Group Ltd., GDR(a),(c)	91,815	2,029,111
Mobile Telesystems OJSC, ADR	274,230	3,024,757
Moscow Exchange MICEX-Rights PJSC	2,180,040	4,319,599
Sberbank of Russia PJSC, ADR	976,029	11,263,375
X5 Retail Group NV GDR, Registered Shares(a),(c)	392,828	13,218,662
Yandex NV, Class A(a)	245,514	5,384,122
Total		58,535,737
South Africa 6.5%
Aspen Pharmacare Holdings Ltd.	144,530	2,959,492
AVI Ltd.	573,847	4,234,481
Clicks Group Ltd.	253,262	2,418,177
EOH Holdings Ltd.	160,619	1,659,794
FirstRand Ltd.	1,099,587	3,799,635
Naspers Ltd., Class N	139,116	24,004,736
SPAR Group Ltd. (The)	294,903	3,830,414
Total		42,906,729
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 13.6%
AMOREPACIFIC Corp.	11,046	2,772,799
CLIO Cosmetics Co., Ltd.	64,506	2,364,970
Hyundai Steel Co.	50,179	2,627,705
I-SENS, Inc.	34,558	910,138
KB Financial Group, Inc.	87,972	3,855,502
Korea Electric Power Corp.	114,687	4,773,886
LG Uplus Corp.	345,192	4,417,892
LIG Nex1 Co., Ltd.	26,254	1,843,073
Lotte Chemical Corp.	9,379	3,107,925
NAVER Corp.	6,234	4,766,908
Osstem Implant Co., Ltd.(a)	20,422	955,399
POSCO	21,344	5,543,592
Samsung Biologics Co., Ltd.(a)	16,909	2,615,601
Samsung Electronics Co., Ltd.	16,766	30,856,404
SK Hynix, Inc.	296,278	13,381,987
SK Innovation Co., Ltd.	35,331	5,264,564
Total		90,058,345
Taiwan 9.1%
Advanced Semiconductor Engineering, Inc.	2,155,277	2,760,974
Cathay Financial Holding Co., Ltd.	1,999,000	3,208,583
Elite Material Co., Ltd.	839,000	3,262,635
eMemory Technology, Inc.	247,000	3,496,066
Hon Hai Precision Industry Co., Ltd.	2,926,000	8,775,331
Largan Precision Co., Ltd.	39,000	6,142,497
Taiwan Paiho., Ltd.	1,744,000	5,979,245
Taiwan Semiconductor Manufacturing Co., Ltd.	3,823,838	23,977,884
Voltronic Power Technology Corp.	194,952	2,602,144
Total		60,205,359
Thailand 3.8%
Kasikornbank PCL, Foreign Registered Shares	1,202,600	6,616,825
Krungthai Card PCL	863,465	3,417,654
Mega Lifesciences PCL, Foreign Registered Shares	2,093,100	1,613,764
Muangthai Leasing PCL, Foreign Registered Shares	5,053,000	4,558,826
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,091,900	5,179,864
Srisawad Power 1979 PCL	3,085,635	3,883,896
Total		25,270,829

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 0.6%
Randgold Resources Ltd.	25,128	2,192,783
Tullow Oil PLC(a)	646,276	1,894,743
Total		4,087,526
United States 1.6%
Atento SA(a)	120,582	1,103,325
Luxoft Holding, Inc.(a)	57,446	3,593,248
Universal Display Corp.	69,690	6,000,309
Total		10,696,882
Total Common Stocks (Cost $542,951,438)		646,534,983

Preferred Stocks 0.7%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.7%
Samsung Electronics Co., Ltd.	—	3,314	4,746,941
Total Preferred Stocks (Cost $3,435,042)			4,746,941
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(e)	15,410,633	15,410,633
Total Money Market Funds (Cost $15,410,209)		15,410,633
Total Investments (Cost $561,796,689)		666,692,557
Other Assets and Liabilities, Net		(3,224,028)
Net Assets		$663,468,529

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $59,229, which represents less than 0.01% of net assets.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $15,247,773 or 2.30% of net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	8,164,933	64,166,347	(56,920,647)	15,410,633	(778)	24,168	15,410,633
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
561,797,000	118,951,000	(14,055,000)	104,896,000
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	8,701,466	—	—	—	8,701,466
Brazil	40,989,351	—	—	—	40,989,351
China	60,330,812	97,203,343	59,229	—	157,593,384
Hong Kong	—	12,826,862	—	—	12,826,862
Hungary	—	2,363,916	—	—	2,363,916
4	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
India	9,825,236	47,586,974	—	—	57,412,210
Indonesia	—	36,991,025	—	—	36,991,025
Kenya	—	1,144,999	—	—	1,144,999
Malaysia	—	6,007,343	—	—	6,007,343
Mexico	14,033,084	—	—	—	14,033,084
Peru	7,265,707	—	—	—	7,265,707
Philippines	—	9,444,229	—	—	9,444,229
Russian Federation	18,839,938	39,695,799	—	—	58,535,737
South Africa	—	42,906,729	—	—	42,906,729
South Korea	—	90,058,345	—	—	90,058,345
Taiwan	—	60,205,359	—	—	60,205,359
Thailand	—	25,270,829	—	—	25,270,829
United Kingdom	—	4,087,526	—	—	4,087,526
United States	10,696,882	—	—	—	10,696,882
Total Common Stocks	170,682,476	475,793,278	59,229	—	646,534,983
Preferred Stocks
South Korea	—	4,746,941	—	—	4,746,941
Total Preferred Stocks	—	4,746,941	—	—	4,746,941
Money Market Funds	—	—	—	15,410,633	15,410,633
Total Investments	170,682,476	480,540,219	59,229	15,410,633	666,692,557
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 18.7%
Auto Components 1.1%
Delphi Automotive PLC	60,894	4,901,358
Diversified Consumer Services 0.4%
Service Corp. International	57,371	1,771,616
Hotels, Restaurants & Leisure 2.9%
Aramark	94,268	3,475,661
Hilton Worldwide Holdings, Inc.	60,693	3,548,113
Six Flags Entertainment Corp.	54,343	3,232,865
Vail Resorts, Inc.	13,705	2,629,989
Total		12,886,628
Household Durables 2.0%
D.R. Horton, Inc.	130,212	4,337,362
Mohawk Industries, Inc.(a)	19,116	4,386,931
Total		8,724,293
Internet & Direct Marketing Retail 0.7%
Expedia, Inc.	25,894	3,267,046
Media 0.7%
Interpublic Group of Companies, Inc. (The)	125,654	3,087,319
Multiline Retail 2.5%
Dollar General Corp.	93,380	6,511,387
Dollar Tree, Inc.(a)	30,494	2,392,559
Nordstrom, Inc.	45,594	2,123,313
Total		11,027,259
Specialty Retail 6.5%
AutoZone, Inc.(a)	2,904	2,099,737
Burlington Stores, Inc.(a)	23,674	2,303,244
Foot Locker, Inc.	88,657	6,632,430
Michaels Companies, Inc. (The)(a)	38,278	857,045
O’Reilly Automotive, Inc.(a)	27,411	7,396,584
Ross Stores, Inc.	78,375	5,162,561
Ulta Beauty, Inc.(a)	8,152	2,325,195
Williams-Sonoma, Inc.	33,087	1,774,125
Total		28,550,921
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	57,054	2,358,042
lululemon athletica, Inc.(a)	58,096	3,013,440
PVH Corp.	29,626	3,065,402
Total		8,436,884
Total Consumer Discretionary		82,653,324
Consumer Staples 5.9%
Beverages 1.4%
Dr. Pepper Snapple Group, Inc.	63,487	6,216,647
Food & Staples Retailing 0.8%
SYSCO Corp.	65,879	3,420,438
Food Products 3.2%
Blue Buffalo Pet Products, Inc.(a)	123,542	2,841,466
Hershey Co. (The)	33,697	3,681,397
Hormel Foods Corp.	122,707	4,249,343
Tyson Foods, Inc., Class A	54,619	3,370,539
Total		14,142,745
Personal Products 0.5%
Herbalife Ltd.(a)	35,190	2,045,946
Total Consumer Staples		25,825,776
Energy 3.0%
Energy Equipment & Services 0.7%
Superior Energy Services, Inc.(a)	203,840	2,906,759
Oil, Gas & Consumable Fuels 2.3%
Cabot Oil & Gas Corp.	112,220	2,683,180
Concho Resources, Inc.(a)	37,106	4,762,184
Newfield Exploration Co.(a)	76,368	2,818,743
Total		10,264,107
Total Energy		13,170,866
Financials 8.0%
Banks 4.1%
Bank of the Ozarks, Inc.	43,257	2,249,797
Citizens Financial Group, Inc.	77,233	2,668,400
East West Bancorp, Inc.	67,166	3,466,437
First Republic Bank	39,983	3,750,805
Signature Bank(a)	40,950	6,076,571
Total		18,212,010

Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.6%
MarketAxess Holdings, Inc.	11,690	2,191,758
MSCI, Inc.	12,413	1,206,419
S&P Global, Inc.	32,700	4,275,198
TD Ameritrade Holding Corp.	98,003	3,808,397
Total		11,481,772
Consumer Finance 1.3%
Ally Financial, Inc.	134,574	2,735,889
SLM Corp.(a)	225,717	2,731,176
Total		5,467,065
Total Financials		35,160,847
Health Care 16.1%
Biotechnology 3.6%
ACADIA Pharmaceuticals, Inc.(a)	34,766	1,195,255
Alexion Pharmaceuticals, Inc.(a)	17,009	2,062,171
BioMarin Pharmaceutical, Inc.(a)	58,372	5,123,894
Incyte Corp.(a)	25,059	3,349,637
Intercept Pharmaceuticals, Inc.(a)	11,717	1,325,193
Juno Therapeutics, Inc.(a)	43,640	968,372
Seattle Genetics, Inc.(a)	9,634	605,593
TESARO, Inc.(a)	7,521	1,157,256
Total		15,787,371
Health Care Equipment & Supplies 7.0%
Cooper Companies, Inc. (The)	15,067	3,011,743
CR Bard, Inc.	19,826	4,927,554
Dentsply Sirona, Inc.	23,579	1,472,273
Edwards Lifesciences Corp.(a)	51,842	4,876,777
Hologic, Inc.(a)	101,739	4,328,994
IDEXX Laboratories, Inc.(a)	26,504	4,097,783
Intuitive Surgical, Inc.(a)	1,827	1,400,341
Teleflex, Inc.	5,664	1,097,287
Zimmer Biomet Holdings, Inc.	45,903	5,605,215
Total		30,817,967
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	35,990	3,185,115
Henry Schein, Inc.(a)	30,524	5,188,164
Humana, Inc.	10,485	2,161,378
Laboratory Corp. of America Holdings(a)	28,193	4,044,850
Total		14,579,507
Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	63,302	3,346,777
Mettler-Toledo International, Inc.(a)	6,387	3,058,798
Waters Corp.(a)	10,691	1,671,110
Total		8,076,685
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	12,244	1,776,971
Total Health Care		71,038,501
Industrials 14.5%
Aerospace & Defense 1.9%
Spirit AeroSystems Holdings, Inc., Class A	81,810	4,738,435
Textron, Inc.	80,763	3,843,511
Total		8,581,946
Airlines 0.8%
Alaska Air Group, Inc.	36,378	3,354,779
Building Products 0.8%
AO Smith Corp.	68,554	3,507,223
Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	70,771	3,090,570
Electrical Equipment 2.8%
Acuity Brands, Inc.	20,843	4,251,972
AMETEK, Inc.	82,446	4,458,680
Rockwell Automation, Inc.	24,103	3,753,078
Total		12,463,730
Industrial Conglomerates 0.8%
Roper Technologies, Inc.	17,723	3,659,622

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.0%
IDEX Corp.	34,911	3,264,528
Ingersoll-Rand PLC	31,145	2,532,711
Middleby Corp. (The)(a)	18,383	2,508,360
Snap-On, Inc.	28,115	4,742,157
Total		13,047,756
Professional Services 2.7%
Equifax, Inc.	31,736	4,339,581
IHS Markit Ltd.(a)	109,085	4,576,116
Nielsen Holdings PLC	74,847	3,091,929
Total		12,007,626
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	32,172	2,951,459
Trading Companies & Distributors 0.3%
United Rentals, Inc.(a)	11,996	1,500,100
Total Industrials		64,164,811
Information Technology 23.6%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	44,787	5,046,599
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	37,383	2,660,548
Internet Software & Services 1.6%
Akamai Technologies, Inc.(a)	58,771	3,508,629
CoStar Group, Inc.(a)	11,277	2,336,820
GoDaddy, Inc., Class A(a)	35,735	1,354,356
Total		7,199,805
IT Services 5.6%
Fidelity National Information Services, Inc.	54,118	4,308,875
Fiserv, Inc.(a)	37,735	4,351,223
FleetCor Technologies, Inc.(a)	37,908	5,740,408
Paychex, Inc.	69,925	4,118,583
Total System Services, Inc.	58,902	3,148,901
Vantiv, Inc., Class A(a)	48,570	3,114,308
Total		24,782,298
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.9%
Lam Research Corp.	53,778	6,902,944
Maxim Integrated Products, Inc.	135,027	6,070,814
Microchip Technology, Inc.	31,489	2,323,259
NVIDIA Corp.	57,659	6,280,795
ON Semiconductor Corp.(a)	201,882	3,127,152
Skyworks Solutions, Inc.	59,982	5,877,036
Total		30,582,000
Software 7.7%
Activision Blizzard, Inc.	56,483	2,816,242
Citrix Systems, Inc.(a)	42,161	3,515,806
Electronic Arts, Inc.(a)	82,051	7,345,206
Fortinet, Inc.(a)	72,038	2,762,657
Mobileye NV(a)	29,355	1,802,397
Red Hat, Inc.(a)	45,695	3,952,618
ServiceNow, Inc.(a)	39,058	3,416,403
Splunk, Inc.(a)	40,094	2,497,455
Tableau Software, Inc., Class A(a)	51,881	2,570,704
Ultimate Software Group, Inc. (The)(a)	16,914	3,301,782
Total		33,981,270
Total Information Technology		104,252,520
Materials 4.6%
Chemicals 1.9%
Eastman Chemical Co.	13,837	1,118,030
Sherwin-Williams Co. (The)	7,754	2,405,213
Westlake Chemical Corp.	72,588	4,794,438
Total		8,317,681
Construction Materials 1.1%
Martin Marietta Materials, Inc.	20,833	4,546,802
Containers & Packaging 1.3%
Berry Plastics Group, Inc.(a)	81,887	3,977,252
WestRock Co.	36,319	1,889,677
Total		5,866,929
Metals & Mining 0.3%
Freeport-McMoRan, Inc.(a)	107,086	1,430,669
Total Materials		20,162,081

Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
CyrusOne, Inc.	60,887	3,133,854
Equinix, Inc.	13,076	5,235,238
Equity LifeStyle Properties, Inc.	40,997	3,159,229
SBA Communications Corp(a)	9,552	1,149,774
Total		12,678,095
Total Real Estate		12,678,095
Total Common Stocks (Cost $386,693,622)		429,106,821

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	15,001,261	15,001,261
Total Money Market Funds (Cost $15,000,751)		15,001,261
Total Investments (Cost: $401,694,373)		444,108,082
Other Assets & Liabilities, Net		(3,114,491)
Net Assets		440,993,591

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	14,422,299	35,832,260	(35,253,298)	15,001,261	(284)	29,326	15,001,261
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	82,653,324	—	—	—	82,653,324
Consumer Staples	25,825,776	—	—	—	25,825,776
Energy	13,170,866	—	—	—	13,170,866
Financials	35,160,847	—	—	—	35,160,847
Health Care	71,038,501	—	—	—	71,038,501
Industrials	64,164,811	—	—	—	64,164,811
Information Technology	104,252,520	—	—	—	104,252,520
Materials	20,162,081	—	—	—	20,162,081
Real Estate	12,678,095	—	—	—	12,678,095
Total Common Stocks	429,106,821	—	—	—	429,106,821
Money Market Funds	—	—	—	15,001,261	15,001,261
Total Investments	429,106,821	—	—	15,001,261	444,108,082
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 93.7%
Issuer	Shares	Value ($)
Consumer Discretionary 2.8%
Specialty Retail 2.8%
Lowe’s Companies, Inc.	400,000	32,884,000
Total Consumer Discretionary		32,884,000
Consumer Staples 10.4%
Food & Staples Retailing 1.7%
Costco Wholesale Corp.	115,000	19,284,350
Food Products 2.6%
Tyson Foods, Inc., Class A	494,957	30,543,796
Tobacco 6.1%
Altria Group, Inc.	525,000	37,495,500
Philip Morris International, Inc.	300,000	33,870,000
Total		71,365,500
Total Consumer Staples		121,193,646
Energy 13.8%
Energy Equipment & Services 2.6%
Halliburton Co.	620,000	30,510,200
Oil, Gas & Consumable Fuels 11.2%
Anadarko Petroleum Corp.	420,000	26,040,000
Chevron Corp.	250,000	26,842,500
Marathon Oil Corp.	600,000	9,480,000
Marathon Petroleum Corp.	475,000	24,006,500
Valero Energy Corp.	300,000	19,887,000
Williams Companies, Inc. (The)	781,000	23,109,790
Total		129,365,790
Total Energy		159,875,990
Financials 23.3%
Banks 14.1%
Bank of America Corp.	1,900,000	44,821,000
Citigroup, Inc.	700,000	41,874,000
JPMorgan Chase & Co.	450,000	39,528,000
Wells Fargo & Co.	672,000	37,403,520
Total		163,626,520
Capital Markets 3.0%
Morgan Stanley	825,000	35,343,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 6.2%
MetLife, Inc.	600,000	31,692,000
Unum Group	850,000	39,856,500
Total		71,548,500
Total Financials		270,518,020
Health Care 9.0%
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	400,000	20,744,000
Health Care Providers & Services 5.0%
Express Scripts Holding Co.(a)	290,000	19,113,900
Humana, Inc.	190,000	39,166,600
Total		58,280,500
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co.	460,000	25,014,800
Total Health Care		104,039,300
Industrials 8.0%
Aerospace & Defense 1.5%
United Technologies Corp.	155,000	17,392,550
Industrial Conglomerates 2.7%
Honeywell International, Inc.	250,000	31,217,500
Road & Rail 3.8%
CSX Corp.	600,000	27,930,000
Union Pacific Corp.	160,000	16,947,200
Total		44,877,200
Total Industrials		93,487,250
Information Technology 14.0%
Communications Equipment 1.8%
Juniper Networks, Inc.	753,000	20,955,990
Electronic Equipment, Instruments & Components 3.0%
Corning, Inc.	1,276,500	34,465,500
IT Services 3.0%
Teradata Corp.(a)	1,100,000	34,232,000
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	907,000	35,282,300
QUALCOMM, Inc.	650,000	37,271,000
Total		72,553,300
Total Information Technology		162,206,790

Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.1%
Chemicals 3.1%
FMC Corp.	525,000	36,534,750
Total Materials		36,534,750
Telecommunication Services 3.7%
Diversified Telecommunication Services 3.7%
Verizon Communications, Inc.	875,000	42,656,250
Total Telecommunication Services		42,656,250
Utilities 5.6%
Electric Utilities 3.8%
NextEra Energy, Inc.	350,000	44,929,500
Independent Power and Renewable Electricity Producers 1.8%
AES Corp. (The)	1,850,000	20,683,000
Total Utilities		65,612,500
Total Common Stocks (Cost $779,143,569)		1,089,008,496

Money Market Funds 6.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	74,673,026	74,673,026
Total Money Market Funds (Cost $74,671,782)		74,673,026
Total Investments (Cost: $853,815,351)		1,163,681,522
Other Assets & Liabilities, Net		(1,582,909)
Net Assets		1,162,098,613

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	45,941,181	48,159,863	(19,428,018)	74,673,026	(108)	93,326	74,673,026
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	32,884,000	—	—	—	32,884,000
Consumer Staples	121,193,646	—	—	—	121,193,646
Energy	159,875,990	—	—	—	159,875,990
Financials	270,518,020	—	—	—	270,518,020
Health Care	104,039,300	—	—	—	104,039,300
Industrials	93,487,250	—	—	—	93,487,250
Information Technology	162,206,790	—	—	—	162,206,790
Materials	36,534,750	—	—	—	36,534,750
Telecommunication Services	42,656,250	—	—	—	42,656,250
Utilities	65,612,500	—	—	—	65,612,500
Total Common Stocks	1,089,008,496	—	—	—	1,089,008,496
Money Market Funds	—	—	—	74,673,026	74,673,026
Total Investments	1,089,008,496	—	—	74,673,026	1,163,681,522
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.(b)	6	236
Ziff Davis Holdings, Inc.(a),(b)	553	6
Total		242
Total Consumer Discretionary		242
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,106	27,916
Total Industrials		27,916
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $308,127)		28,158

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/15	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 93.7%

Aerospace & Defense 1.3%
Bombardier, Inc.(e)
12/01/21	8.750%	786,000	860,670
TransDigm, Inc.
07/15/22	6.000%	825,000	835,807
06/15/26	6.375%	2,344,000	2,345,383
TransDigm, Inc.(e)
05/15/25	6.500%	728,000	734,370
Total			4,776,230
Automotive 0.2%
Gates Global LLC/Co.(e)
07/15/22	6.000%	161,000	163,818
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH PIK(e)
09/15/23	4.500%	200,000	198,000
09/15/26	4.750%	452,000	440,700
Lear Corp. Escrow Bond(a),(c)
06/01/17	8.750%	595,000	0
Total			802,518
Banking 1.4%
Ally Financial, Inc.
11/01/31	8.000%	3,180,000	3,776,250
Popular, Inc.
07/01/19	7.000%	1,279,000	1,334,956
Total			5,111,206
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp.
09/15/23	4.625%	2,072,000	2,122,764
Building Materials 1.1%
Allegion PLC
09/15/23	5.875%	1,087,000	1,160,373
American Builders & Contractors Supply Co., Inc.(e)
04/15/21	5.625%	725,000	744,031
12/15/23	5.750%	397,000	411,888
Beacon Roofing Supply, Inc.
10/01/23	6.375%	592,000	630,480
HD Supply, Inc.(e)
04/15/24	5.750%	603,000	634,235
US Concrete, Inc.(e)
06/01/24	6.375%	519,000	537,165
Total			4,118,172
Cable and Satellite 9.1%
Altice US Finance I Corp.(e)
07/15/23	5.375%	3,279,000	3,381,469
05/15/26	5.500%	1,684,000	1,730,310
CCO Holdings LLC/Capital Corp.(e)
04/01/24	5.875%	1,324,000	1,396,820
05/01/25	5.375%	913,000	936,966
05/01/27	5.125%	2,541,000	2,553,705
CSC Holdings LLC(e)
10/15/25	6.625%	3,854,000	4,181,590
04/15/27	5.500%	1,154,000	1,172,753
DISH DBS Corp.
11/15/24	5.875%	1,905,000	2,000,726
07/01/26	7.750%	2,730,000	3,173,625
Hughes Satellite Systems Corp.
06/15/19	6.500%	1,640,000	1,775,136

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quebecor Media, Inc. Escrow Bond(a),(e)
01/15/49	9.750%	1,855,000	38,770
Sirius XM Radio, Inc.(e)
07/15/26	5.375%	1,581,000	1,616,572
Unitymedia Hessen GmbH & Co. KG NRW(e)
01/15/25	5.000%	2,415,000	2,469,337
Videotron Ltd./Ltee(e),(f)
04/15/27	5.125%	776,000	776,000
Virgin Media Secured Finance PLC(e)
01/15/26	5.250%	3,741,000	3,759,705
Ziggo Bond Finance BV(e)
01/15/27	6.000%	751,000	747,245
Ziggo Secured Finance BV(e)
01/15/27	5.500%	2,121,000	2,120,788
Total			33,831,517
Chemicals 2.2%
Angus Chemical Co.(e)
02/15/23	8.750%	944,000	972,320
Axalta Coating Systems LLC(e)
08/15/24	4.875%	653,000	669,325
Chemours Co. (The)
05/15/23	6.625%	1,834,000	1,944,040
05/15/25	7.000%	7,000	7,536
INEOS Group Holdings SA(e)
08/01/24	5.625%	1,287,000	1,290,217
Koppers, Inc.(e)
02/15/25	6.000%	289,000	298,393
Platform Specialty Products Corp.(e)
05/01/21	10.375%	580,000	645,250
02/01/22	6.500%	785,000	814,437
PQ Corp.(e)
11/15/22	6.750%	1,505,000	1,599,062
Total			8,240,580
Construction Machinery 0.9%
Ritchie Bros. Auctioneers, Inc.(e)
01/15/25	5.375%	251,000	256,647
United Rentals North America, Inc.
09/15/26	5.875%	2,198,000	2,291,415
05/15/27	5.500%	642,000	648,420
Total			3,196,482
Consumer Cyclical Services 2.8%
APX Group, Inc.
12/01/22	7.875%	3,461,000	3,724,901
APX Group, Inc.(e)
12/01/22	7.875%	785,000	847,800
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlson Travel, Inc.(e)
12/15/23	6.750%	628,000	653,120
IHS Markit Ltd.(e)
11/01/22	5.000%	899,000	941,703
02/15/25	4.750%	1,273,000	1,311,190
Interval Acquisition Corp.
04/15/23	5.625%	2,866,000	2,908,990
Total			10,387,704
Consumer Products 2.0%
American Greetings Corp.(e)
02/15/25	7.875%	122,000	128,100
Prestige Brands, Inc.(e)
03/01/24	6.375%	1,206,000	1,266,300
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	1,399,000	1,486,437
Scotts Miracle-Gro Co. (The)(e)
12/15/26	5.250%	184,000	186,070
Spectrum Brands, Inc.
07/15/25	5.750%	1,269,000	1,341,968
Springs Industries, Inc.
06/01/21	6.250%	1,434,000	1,468,057
Tempur Sealy International, Inc.
06/15/26	5.500%	1,382,000	1,362,652
Valvoline, Inc.(e)
07/15/24	5.500%	128,000	134,400
Total			7,373,984
Diversified Manufacturing 0.9%
Entegris, Inc.(e)
04/01/22	6.000%	1,288,000	1,344,350
SPX FLOW, Inc.(e)
08/15/24	5.625%	230,000	232,013
08/15/26	5.875%	852,000	859,455
WESCO Distribution, Inc.
06/15/24	5.375%	501,000	513,525
Zekelman Industries, Inc.(e)
06/15/23	9.875%	409,000	457,057
Total			3,406,400
Electric 2.8%
Calpine Corp.(e)
06/01/26	5.250%	2,258,000	2,286,225
Dynegy, Inc.
11/01/24	7.625%	345,000	329,475
NRG Energy, Inc.
07/15/22	6.250%	1,410,000	1,441,725
05/01/24	6.250%	400,000	398,750

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(e)
01/15/27	6.625%	1,161,000	1,158,097
NRG Yield Operating LLC
08/15/24	5.375%	3,178,000	3,225,670
NRG Yield Operating LLC(e)
09/15/26	5.000%	466,000	453,185
Pattern Energy Group, Inc.(e)
02/01/24	5.875%	963,000	975,038
Total			10,268,165
Finance Companies 3.5%
Aircastle Ltd.
02/15/22	5.500%	775,000	831,187
04/01/23	5.000%	454,000	477,835
iStar, Inc.
04/01/22	6.000%	672,000	682,080
Navient Corp.
07/26/21	6.625%	490,000	507,150
06/15/22	6.500%	469,000	473,104
10/25/24	5.875%	2,003,000	1,868,418
OneMain Financial Holdings LLC(e)
12/15/21	7.250%	2,058,000	2,155,755
Park Aerospace Holdings Ltd.(e)
08/15/22	5.250%	386,000	401,440
02/15/24	5.500%	386,000	401,440
Provident Funding Associates LP/Finance Corp.(e)
06/15/21	6.750%	4,350,000	4,437,000
Quicken Loans, Inc.(e)
05/01/25	5.750%	761,000	747,683
Total			12,983,092
Food and Beverage 2.0%
B&G Foods, Inc.(f)
04/01/25	5.250%	528,000	532,620
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/26	5.625%	727,000	728,818
Lamb Weston Holdings, Inc.(e)
11/01/24	4.625%	352,000	359,040
11/01/26	4.875%	587,000	598,740
Post Holdings, Inc.(e)
03/15/24	7.750%	565,000	623,031
03/01/25	5.500%	368,000	369,840
08/15/26	5.000%	1,366,000	1,307,945
03/01/27	5.750%	613,000	611,468
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,134,000	2,318,057
Total			7,449,559
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 5.0%
Boyd Gaming Corp.
05/15/23	6.875%	824,000	887,860
Eagle II Acquisition Co. LLC(e)
04/01/25	6.000%	403,000	415,090
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	1,398,000	1,443,435
International Game Technology PLC(e)
02/15/25	6.500%	2,688,000	2,862,720
Jack Ohio Finance LLC/1 Corp.(e)
11/15/21	6.750%	1,083,000	1,120,905
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/26	4.500%	383,000	371,510
MGM Resorts International
12/15/21	6.625%	2,434,000	2,692,612
Penn National Gaming, Inc.(e)
01/15/27	5.625%	255,000	253,088
Rivers Pittsburgh Borrower LP/Finance Corp.(e)
08/15/21	6.125%	239,000	243,183
Scientific Games International, Inc.(e)
01/01/22	7.000%	3,979,000	4,247,582
Seminole Tribe of Florida, Inc.(e)
10/01/20	7.804%	950,000	980,732
SugarHouse HSP Gaming LP/Finance Corp.(e)
06/01/21	6.375%	1,472,000	1,483,040
Tunica-Biloxi Gaming Authority(d),(e)
11/15/16	0.000%	4,284,000	1,499,400
Total			18,501,157
Health Care 6.7%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	1,063,000	1,118,808
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/25	5.750%	929,000	952,225
CHS/Community Health Systems, Inc.
03/31/23	6.250%	2,447,000	2,489,822
DaVita, Inc.
05/01/25	5.000%	1,530,000	1,533,825
Envision Healthcare Corp.(e)
12/01/24	6.250%	817,000	857,850
Fresenius Medical Care U.S. Finance II, Inc.(e)
10/15/24	4.750%	2,295,000	2,329,425
HCA, Inc.
05/01/23	4.750%	2,346,000	2,445,705
04/15/25	5.250%	3,269,000	3,473,312
06/15/26	5.250%	1,405,000	1,478,763
02/15/27	4.500%	55,000	55,000

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(e)
02/15/25	5.000%	527,000	526,341
Kinetic Concepts, Inc./KCI U.S.A., Inc.(e)
02/15/21	7.875%	531,000	562,860
MEDNAX, Inc.(e)
12/01/23	5.250%	926,000	944,520
MPH Acquisition Holdings LLC(e)
06/01/24	7.125%	1,550,000	1,670,125
Quintiles IMS, Inc.(e)
05/15/23	4.875%	1,104,000	1,119,180
10/15/26	5.000%	1,150,000	1,154,313
Teleflex, Inc.
06/01/26	4.875%	368,000	369,840
Tenet Healthcare Corp.(e)
01/01/22	7.500%	1,917,000	2,070,360
Total			25,152,274
Healthcare Insurance 1.4%
Centene Corp.
02/15/24	6.125%	1,170,000	1,256,288
01/15/25	4.750%	2,050,000	2,061,541
Molina Healthcare, Inc.
11/15/22	5.375%	610,000	632,875
WellCare Health Plans, Inc.
04/01/25	5.250%	1,267,000	1,296,521
Total			5,247,225
Home Construction 0.6%
CalAtlantic Group, Inc.
06/01/26	5.250%	419,000	417,429
Meritage Homes Corp.
04/01/22	7.000%	1,001,000	1,121,120
Taylor Morrison Communities, Inc./Monarch, Inc.(e)
04/15/23	5.875%	551,000	578,550
Total			2,117,099
Independent Energy 9.3%
Callon Petroleum Co.(e)
10/01/24	6.125%	445,000	462,800
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	3,141,000	3,148,853
Continental Resources, Inc.
06/01/44	4.900%	2,321,000	1,996,060
CrownRock LP/Finance, Inc.(e)
02/15/23	7.750%	2,921,000	3,096,260
Diamondback Energy, Inc.(e)
11/01/24	4.750%	258,000	259,522
05/31/25	5.375%	1,459,000	1,495,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extraction Oil & Gas Holdings LLC/Finance Corp.(e)
07/15/21	7.875%	1,879,000	1,982,345
Halcon Resources Corp.(e)
02/15/25	6.750%	949,000	931,918
Laredo Petroleum, Inc.
03/15/23	6.250%	4,424,000	4,490,360
MEG Energy Corp.(e)
01/15/25	6.500%	741,000	741,000
Newfield Exploration Co.
07/01/24	5.625%	1,091,000	1,149,641
Oasis Petroleum, Inc.
01/15/23	6.875%	47,000	47,823
Parsley Energy LLC/Finance Corp.(e)
06/01/24	6.250%	632,000	669,920
01/15/25	5.375%	1,162,000	1,176,525
08/15/25	5.250%	1,284,000	1,296,840
PDC Energy, Inc.(e)
09/15/24	6.125%	1,289,000	1,321,225
RSP Permian, Inc.(e)
01/15/25	5.250%	2,880,000	2,901,600
SM Energy Co.
06/01/25	5.625%	268,000	256,476
09/15/26	6.750%	2,355,000	2,374,134
Whiting Petroleum Corp.
03/15/21	5.750%	1,196,000	1,184,040
04/01/23	6.250%	714,000	710,430
WPX Energy, Inc.
01/15/22	6.000%	3,086,000	3,140,005
Total			34,833,252
Leisure 0.3%
AMC Entertainment Holdings, Inc.(e)
05/15/27	6.125%	363,000	366,176
Live Nation Entertainment, Inc.(e)
11/01/24	4.875%	512,000	512,000
Silversea Cruise Finance Ltd.(e)
02/01/25	7.250%	332,000	348,600
Total			1,226,776
Lodging 0.9%
Hilton Domestic Operating Co., Inc.(e)
09/01/24	4.250%	715,000	706,062
Hilton Grand Vacations Borrower LLC/Inc.(e)
12/01/24	6.125%	373,000	391,650
Playa Resorts Holding BV(e)
08/15/20	8.000%	2,276,000	2,392,645
Total			3,490,357

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 4.5%
AMC Networks, Inc.
04/01/24	5.000%	1,479,000	1,479,000
CBS Radio, Inc.(e)
11/01/24	7.250%	212,000	222,600
Match Group, Inc.
06/01/24	6.375%	1,502,000	1,624,969
MDC Partners, Inc.(e)
05/01/24	6.500%	2,088,000	1,991,430
Netflix, Inc.
02/15/25	5.875%	2,385,000	2,563,875
Netflix, Inc.(e)
11/15/26	4.375%	2,197,000	2,158,553
Nielsen Finance Co. SARL (The)(e)
10/01/21	5.500%	343,000	355,005
Nielsen Luxembourg SARL(e)
02/01/25	5.000%	1,653,000	1,646,801
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	2,897,000	3,030,986
Univision Communications, Inc.(e)
02/15/25	5.125%	1,611,000	1,584,821
Ziff Davis Media, Inc.(a),(c),(d)
12/15/11	0.000%	68,749	—
Total			16,658,040
Metals and Mining 3.2%
Alcoa Nederland Holding BV(e)
09/30/24	6.750%	376,000	403,260
09/30/26	7.000%	298,000	324,820
First Quantum Minerals Ltd.(e)
04/01/25	7.500%	1,176,000	1,184,820
Freeport-McMoRan, Inc.
03/01/22	3.550%	552,000	511,980
03/15/23	3.875%	499,000	458,890
11/14/24	4.550%	2,310,000	2,151,188
Grinding Media, Inc./MC Canada, Inc.(e)
12/15/23	7.375%	577,000	605,850
HudBay Minerals, Inc.(e)
01/15/23	7.250%	242,000	256,520
01/15/25	7.625%	716,000	776,860
Novelis Corp.(e)
08/15/24	6.250%	399,000	415,958
09/30/26	5.875%	1,796,000	1,834,165
Teck Resources Ltd.(e)
06/01/24	8.500%	335,000	386,506
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/41	6.250%	2,709,000	2,810,587
Total			12,121,404
Midstream 4.9%
Energy Transfer Equity LP
06/01/27	5.500%	2,901,000	3,031,545
Hiland Partners Holdings LLC/Finance Corp.(e)
05/15/22	5.500%	2,877,000	2,992,080
Northwest Pipeline LLC
12/01/25	7.125%	150,000	180,277
Tallgrass Energy Partners LP/Finance Corp.(e)
09/15/24	5.500%	318,000	319,590
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	1,825,000	1,783,937
Targa Resources Partners LP/Finance Corp.(e)
02/01/27	5.375%	2,796,000	2,893,860
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	1,227,000	1,296,019
01/15/25	5.250%	1,931,000	2,017,895
Williams Companies, Inc. (The)
06/24/24	4.550%	3,838,000	3,866,785
Total			18,381,988
Oil Field Services 1.2%
Nabors Industries, Inc.(e)
01/15/23	5.500%	175,000	178,609
Precision Drilling Corp.(e)
12/15/23	7.750%	87,000	91,568
SESI LLC
12/15/21	7.125%	172,000	174,150
Trinidad Drilling Ltd.(e)
02/15/25	6.625%	252,000	251,685
Weatherford International Ltd.
06/15/21	7.750%	633,000	682,058
06/15/23	8.250%	1,446,000	1,572,525
08/01/36	6.500%	430,000	406,350
Weatherford International Ltd.(e)
02/15/24	9.875%	953,000	1,103,097
Total			4,460,042
Other REIT 0.2%
CyrusOne LP/Finance Corp.(e)
03/15/24	5.000%	337,000	346,268
03/15/27	5.375%	337,000	340,370
Total			686,638

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 2.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
09/15/22	4.250%	1,244,000	1,256,440
05/15/24	7.250%	3,573,000	3,823,110
02/15/25	6.000%	798,000	806,978
Berry Plastics Corp.
07/15/23	5.125%	1,480,000	1,517,000
Owens-Brockway Glass Container, Inc.(e)
08/15/25	6.375%	732,000	782,325
Plastipak Holdings, Inc.(e)
10/01/21	6.500%	1,137,000	1,165,425
Reynolds Group Issuer, Inc./LLC(e)
07/15/23	5.125%	1,437,000	1,476,517
Total			10,827,795
Pharmaceuticals 2.5%
Endo Finance LLC/Finco, Inc.(e),(g)
02/01/25	6.000%	844,000	719,510
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/23	6.375%	2,618,000	2,729,265
Mallinckrodt International Finance SA/CB LLC(e)
10/15/23	5.625%	579,000	551,497
Valeant Pharmaceuticals International, Inc.(e)
03/15/22	6.500%	326,000	335,373
05/15/23	5.875%	2,365,000	1,835,831
03/15/24	7.000%	1,480,000	1,518,850
04/15/25	6.125%	2,280,000	1,755,600
Total			9,445,926
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/97	0.000%	30,000	3
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/26	0.000%	645,000	65
Total			68
Restaurants 0.4%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(e)
06/01/26	5.250%	1,567,000	1,594,423
Retailers 1.8%
Asbury Automotive Group, Inc.
12/15/24	6.000%	2,194,000	2,270,790
Group 1 Automotive, Inc.
06/01/22	5.000%	1,268,000	1,277,510
Group 1 Automotive, Inc.(e)
12/15/23	5.250%	375,000	378,750
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
11/01/35	6.875%	761,000	734,365
Penske Automotive Group, Inc.
12/01/24	5.375%	1,010,000	1,012,525
05/15/26	5.500%	522,000	511,560
Rite Aid Corp.(e)
04/01/23	6.125%	437,000	433,176
Total			6,618,676
Technology 5.6%
Camelot Finance SA(e)
10/15/24	7.875%	485,000	510,463
Cardtronics, Inc./USA(e),(f)
05/01/25	5.500%	367,000	371,129
Equinix, Inc.
04/01/23	5.375%	1,825,000	1,900,281
01/15/26	5.875%	913,000	971,204
05/15/27	5.375%	749,000	773,343
First Data Corp.(e)
01/15/24	5.750%	5,404,000	5,574,226
Gartner, Inc.(e)
04/01/25	5.125%	1,146,000	1,167,487
MSCI, Inc.(e)
08/01/26	4.750%	566,000	571,660
NXP BV/Funding LLC(e)
09/01/22	3.875%	1,260,000	1,288,350
PTC, Inc.
05/15/24	6.000%	1,656,000	1,763,640
Qualitytech LP/Finance Corp.
08/01/22	5.875%	2,881,000	2,956,626
Sensata Technologies UK Financing Co. PLC(e)
02/15/26	6.250%	1,043,000	1,105,580
Symantec Corp.(e)
04/15/25	5.000%	840,000	861,360
VeriSign, Inc.
04/01/25	5.250%	1,122,000	1,162,672
Total			20,978,021
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/25	5.250%	886,000	819,550
Hertz Corp. (The)(e)
10/15/24	5.500%	1,422,000	1,235,363
Total			2,054,913
Wireless 7.0%
SBA Communications Corp.(e)
09/01/24	4.875%	3,303,000	3,261,052

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFR Group SA(e)
05/15/22	6.000%	882,000	913,972
05/15/24	6.250%	414,000	416,588
05/01/26	7.375%	2,064,000	2,125,920
Sprint Communications, Inc.(e)
03/01/20	7.000%	6,194,000	6,751,460
Sprint Corp.
06/15/24	7.125%	2,550,000	2,722,125
02/15/25	7.625%	2,280,000	2,490,900
T-Mobile USA, Inc.
01/15/24	6.500%	592,000	639,360
03/01/25	6.375%	456,000	491,340
01/15/26	6.500%	3,159,000	3,459,105
Wind Acquisition Finance SA(e)
07/15/20	4.750%	2,267,000	2,303,839
04/23/21	7.375%	513,000	533,520
Total			26,109,181
Wirelines 4.0%
CenturyLink, Inc.
04/01/24	7.500%	2,750,000	2,907,272
Frontier Communications Corp.
07/01/21	9.250%	1,654,000	1,670,540
09/15/22	10.500%	905,000	916,313
09/15/25	11.000%	2,972,000	2,890,270
Level 3 Communications, Inc.
12/01/22	5.750%	1,602,000	1,658,070
Telecom Italia Capital SA
09/30/34	6.000%	60,000	59,250
Telecom Italia SpA(e)
05/30/24	5.303%	1,067,000	1,077,670
Zayo Group LLC/Capital, Inc.
05/15/25	6.375%	2,930,000	3,162,554
Zayo Group LLC/Capital, Inc.(e)
01/15/27	5.750%	380,000	400,824
Total			14,742,763
Total Corporate Bonds & Notes (Cost $341,028,562)			349,316,391

Foreign Government Obligations(h) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(e)
05/01/25	5.000%	794,000	807,895
Total Foreign Government Obligations (Cost $825,463)			807,895

Senior Loans 1.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Holdings, LLC(g),(i)
2nd Lien Term Loan
11/08/24	9.038%	1,433,899	1,438,674
Diversified Manufacturing 0.3%
Accudyne Industries Borrower SCA/LLC(g),(i)
Term Loan
12/13/19	4.147%	1,365,000	1,278,555
Independent Energy 0.3%
Chesapeake Energy Corp.(g),(i)
Tranche A Term Loan
08/23/21	8.553%	892,617	949,521
Technology 0.4%
Genesys Telecom(g),(i)
Term Loan
12/01/23	5.025%	323,212	325,299
Information Resources, Inc.(g),(i)
1st Lien Term Loan
01/18/24	5.250%	1,216,000	1,229,303
Total			1,554,602
Total Senior Loans (Cost $5,117,915)			5,221,352

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(j),(k)	10,414,903	10,414,903
Total Money Market Funds (Cost $10,414,316)		10,414,903
Total Investments (Cost: $357,694,383)		365,788,699
Other Assets & Liabilities, Net		7,120,190
Net Assets		372,908,889

At March 31, 2017, securities and/or cash totaling $263,900 were pledged as collateral.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(182)	USD	(22,670,375)	06/2017	—	(79,502)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $38,776, which represents 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $1,499,468 which represents 0.40% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $186,978,990 or 50.14% of net assets.
(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	Variable rate security.
(h)	Principal and interest may not be guaranteed by the government.
(i)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	7,308,820	30,408,098	(27,302,015)	10,414,903	(555)	13,377	10,414,903
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
357,694,000	13,561,000	(5,466,000)	8,095,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	236	—	6	—	242
Industrials	27,916	—	—	—	27,916
Utilities	—	—	0*	—	0*
Total Common Stocks	28,152	—	6	—	28,158
Convertible Bonds	—	—	—	—	—
Corporate Bonds & Notes	—	349,277,621	38,770	—	349,316,391
Foreign Government Obligations	—	807,895	—	—	807,895
Senior Loans	—	5,221,352	—	—	5,221,352
Money Market Funds	—	—	—	10,414,903	10,414,903
Total Investments	28,152	355,306,868	38,776	10,414,903	365,788,699
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Liability
Futures Contracts	(79,502)	—	—	—	(79,502)
Total	(51,350)	355,306,868	38,776	10,414,903	365,709,197

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds, common stocks and warrants classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 11.8%
Automobiles 0.9%
Ford Motor Co.	144,300	1,679,652
Diversified Consumer Services 0.1%
H&R Block, Inc.	10,900	253,425
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	41,800	3,497,406
Media 2.7%
Comcast Corp., Class A	101,210	3,804,484
News Corp., Class A	106,200	1,380,600
Total		5,185,084
Multiline Retail 0.8%
Kohl’s Corp.	41,600	1,656,096
Specialty Retail 5.5%
Best Buy Co., Inc.	70,800	3,479,820
Foot Locker, Inc.	4,300	321,683
Home Depot, Inc. (The)	5,020	737,087
Ross Stores, Inc.	49,900	3,286,913
TJX Companies, Inc. (The)	37,900	2,997,132
Total		10,822,635
Total Consumer Discretionary		23,094,298
Consumer Staples 9.5%
Food & Staples Retailing 3.9%
CVS Health Corp.	3,800	298,300
SYSCO Corp.	63,600	3,302,112
Wal-Mart Stores, Inc.	56,200	4,050,896
Total		7,651,308
Food Products 1.7%
Tyson Foods, Inc., Class A	52,400	3,233,604
Household Products 0.1%
Procter & Gamble Co. (The)	2,700	242,595
Tobacco 3.8%
Altria Group, Inc.	53,015	3,786,331
Philip Morris International, Inc.	31,300	3,533,770
Total		7,320,101
Total Consumer Staples		18,447,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.6%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	38,600	2,309,052
Oil, Gas & Consumable Fuels 5.4%
Apache Corp.	13,300	683,487
Chevron Corp.(a)	18,145	1,948,229
ConocoPhillips	75,045	3,742,494
Exxon Mobil Corp.	2,505	205,435
HollyFrontier Corp.	15,300	433,602
Valero Energy Corp.	54,735	3,628,383
Total		10,641,630
Total Energy		12,950,682
Financials 14.0%
Banks 6.4%
Bank of America Corp.	223,200	5,265,288
Fifth Third Bancorp	93,900	2,385,060
JPMorgan Chase & Co.	54,200	4,760,928
Total		12,411,276
Capital Markets 3.4%
CME Group, Inc.	3,300	392,040
Morgan Stanley	26,000	1,113,840
S&P Global, Inc.	29,000	3,791,460
T. Rowe Price Group, Inc.	18,800	1,281,220
Total		6,578,560
Consumer Finance 0.4%
Discover Financial Services	3,000	205,170
Navient Corp.	43,035	635,197
Total		840,367
Insurance 3.8%
Aflac, Inc.	8,300	601,086
Allstate Corp. (The)	17,100	1,393,479
Marsh & McLennan Companies, Inc.	23,600	1,743,804
Prudential Financial, Inc.	34,300	3,659,124
Total		7,397,493
Total Financials		27,227,696

Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 3.0%
AbbVie, Inc.	6,600	430,056
Alexion Pharmaceuticals, Inc.(b)	7,850	951,734
Biogen, Inc.(b)	4,375	1,196,212
BioMarin Pharmaceutical, Inc.(b)	5,250	460,845
Celgene Corp.(b)	13,300	1,654,919
Vertex Pharmaceuticals, Inc.(b)	9,710	1,061,789
Total		5,755,555
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	71,400	3,702,804
Hologic, Inc.(b)	12,200	519,110
Total		4,221,914
Health Care Providers & Services 2.5%
Express Scripts Holding Co.(b)	36,500	2,405,715
McKesson Corp.	17,100	2,535,246
Total		4,940,961
Pharmaceuticals 6.5%
Johnson & Johnson	22,500	2,802,375
Mallinckrodt PLC(b)	5,000	222,850
Merck & Co., Inc.	75,000	4,765,500
Pfizer, Inc.	145,720	4,985,081
Total		12,775,806
Total Health Care		27,694,236
Industrials 9.8%
Aerospace & Defense 3.7%
Boeing Co. (The)	26,900	4,757,534
Lockheed Martin Corp.	9,300	2,488,680
Total		7,246,214
Airlines 2.2%
Delta Air Lines, Inc.	44,650	2,052,114
Southwest Airlines Co.	42,100	2,263,296
Total		4,315,410
Commercial Services & Supplies 0.2%
Waste Management, Inc.	6,400	466,688
Electrical Equipment 0.3%
Emerson Electric Co.	10,500	628,530
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.2%
3M Co.	22,800	4,362,324
Machinery 0.5%
Ingersoll-Rand PLC	12,100	983,972
Professional Services 0.5%
Nielsen Holdings PLC	21,100	871,641
Road & Rail 0.2%
Union Pacific Corp.	2,900	307,168
Total Industrials		19,181,947
Information Technology 22.2%
Communications Equipment 3.2%
Cisco Systems, Inc.	151,415	5,117,827
F5 Networks, Inc.(b)	7,100	1,012,247
Total		6,130,074
Internet Software & Services 5.4%
Alphabet, Inc., Class A(b)	1,915	1,623,537
Facebook, Inc., Class A(b)	40,600	5,767,230
VeriSign, Inc.(b)	35,805	3,118,974
Total		10,509,741
IT Services 2.2%
MasterCard, Inc., Class A	38,850	4,369,459
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	26,500	1,030,850
Lam Research Corp.	1,600	205,376
QUALCOMM, Inc.	61,000	3,497,740
Total		4,733,966
Software 5.7%
Adobe Systems, Inc.(b)	12,600	1,639,638
Electronic Arts, Inc.(b)	24,100	2,157,432
Microsoft Corp.	109,830	7,233,404
Total		11,030,474
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	45,170	6,489,122
Total Information Technology		43,262,836
Materials 2.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	37,200	3,392,268

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	18,400	934,352
Metals & Mining 0.4%
Newmont Mining Corp.	20,200	665,792
Total Materials		4,992,412
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	32,600	3,962,204
Host Hotels & Resorts, Inc.	28,700	535,542
SL Green Realty Corp.	4,200	447,804
Total		4,945,550
Total Real Estate		4,945,550
Telecommunication Services 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	121,700	5,056,635
Total Telecommunication Services		5,056,635
Utilities 3.4%
Electric Utilities 1.7%
Entergy Corp.	44,100	3,349,836
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.7%
Ameren Corp.	5,100	278,409
CenterPoint Energy, Inc.	82,800	2,282,796
Public Service Enterprise Group, Inc.	16,280	722,018
Total		3,283,223
Total Utilities		6,633,059
Total Common Stocks (Cost $164,028,654)		193,486,959

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	1,637,183	1,637,183
Total Money Market Funds (Cost $1,637,178)		1,637,183
Total Investments (Cost: $165,665,832)		195,124,142
Other Assets & Liabilities, Net		(18,791)
Net Assets		195,105,351

At March 31, 2017, securities and/or cash totaling $182,529 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	19	USD	2,241,240	06/2017	—	(9,025)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	1,038,248	6,223,956	(5,625,021)	1,637,183	(83)	2,576	1,637,183
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,094,298	—	—	—	23,094,298
Consumer Staples	18,447,608	—	—	—	18,447,608
Energy	12,950,682	—	—	—	12,950,682
Financials	27,227,696	—	—	—	27,227,696
Health Care	27,694,236	—	—	—	27,694,236
Industrials	19,181,947	—	—	—	19,181,947
Information Technology	43,262,836	—	—	—	43,262,836
Materials	4,992,412	—	—	—	4,992,412
Real Estate	4,945,550	—	—	—	4,945,550
Telecommunication Services	5,056,635	—	—	—	5,056,635
Utilities	6,633,059	—	—	—	6,633,059
Total Common Stocks	193,486,959	—	—	—	193,486,959
Money Market Funds	—	—	—	1,637,183	1,637,183
Total Investments	193,486,959	—	—	1,637,183	195,124,142
Derivatives
Liability
Futures Contracts	(9,025)	—	—	—	(9,025)
Total	193,477,934	—	—	1,637,183	195,115,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Consumer Discretionary 9.1%
Auto Components 1.0%
Gentex Corp.	124,550	2,656,651
Diversified Consumer Services 1.2%
Houghton Mifflin Harcourt Co.(a)	157,141	1,594,981
ServiceMaster Global Holdings, Inc.(a)	44,925	1,875,619
Total		3,470,600
Hotels, Restaurants & Leisure 2.7%
Aramark	68,650	2,531,126
Extended Stay America, Inc.	121,200	1,931,928
Royal Caribbean Cruises Ltd.	33,385	3,275,402
Total		7,738,456
Household Durables 1.9%
D.R. Horton, Inc.	77,375	2,577,361
Mohawk Industries, Inc.(a)	12,350	2,834,202
Total		5,411,563
Internet & Direct Marketing Retail 0.8%
Liberty Interactive Corp., Class A(a)	109,175	2,185,684
Media 0.7%
DISH Network Corp., Class A(a)	31,700	2,012,633
Specialty Retail 0.8%
Burlington Stores, Inc.(a)	23,550	2,291,179
Total Consumer Discretionary		25,766,766
Consumer Staples 4.6%
Beverages 1.2%
Coca-Cola European Partners PLC	40,825	1,538,694
Molson Coors Brewing Co., Class B	19,713	1,886,731
Total		3,425,425
Food Products 3.4%
Hershey Co. (The)	29,475	3,220,144
JM Smucker Co. (The)	27,107	3,553,186
Lamb Weston Holdings, Inc.	68,425	2,877,955
Total		9,651,285
Total Consumer Staples		13,076,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 10.4%
Energy Equipment & Services 3.6%
Baker Hughes, Inc.	61,125	3,656,497
Helmerich & Payne, Inc.	23,250	1,547,753
Oceaneering International, Inc.	69,650	1,886,122
Patterson-UTI Energy, Inc.	72,150	1,751,080
Weatherford International PLC(a)	205,100	1,363,915
Total		10,205,367
Oil, Gas & Consumable Fuels 6.8%
Cabot Oil & Gas Corp.	83,425	1,994,692
Cimarex Energy Co.	28,750	3,435,337
Hess Corp.	16,851	812,387
Marathon Petroleum Corp.	76,850	3,883,999
Newfield Exploration Co.(a)	49,625	1,831,659
Noble Energy, Inc.	149,063	5,118,823
WPX Energy, Inc.(a)	177,350	2,374,717
Total		19,451,614
Total Energy		29,656,981
Financials 19.8%
Banks 7.2%
Comerica, Inc.	40,775	2,796,350
Fifth Third Bancorp	265,235	6,736,969
First Republic Bank	14,800	1,388,388
M&T Bank Corp.	35,091	5,429,630
SunTrust Banks, Inc.	72,525	4,010,632
Total		20,361,969
Capital Markets 2.8%
E*TRADE Financial Corp.(a)	124,150	4,331,593
Northern Trust Corp.	39,625	3,430,733
Total		7,762,326
Consumer Finance 2.1%
Synchrony Financial	175,179	6,008,640
Insurance 7.7%
Allstate Corp. (The)	56,100	4,571,589
Aon PLC	22,650	2,688,329
Athene Holding Ltd., Class A(a)	24,358	1,217,656
Cincinnati Financial Corp.	33,630	2,430,440

Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	121,452	5,838,198
Lincoln National Corp.	79,127	5,178,862
Total		21,925,074
Total Financials		56,058,009
Health Care 5.1%
Health Care Equipment & Supplies 3.1%
Teleflex, Inc.	20,761	4,022,028
Zimmer Biomet Holdings, Inc.	39,169	4,782,927
Total		8,804,955
Health Care Providers & Services 0.8%
Envision Healthcare Corp.(a)	37,500	2,299,500
Life Sciences Tools & Services 1.2%
PerkinElmer, Inc.	43,700	2,537,222
Pra Health Sciences, Inc.(a)	13,282	866,385
Total		3,403,607
Total Health Care		14,508,062
Industrials 10.6%
Airlines 2.0%
Southwest Airlines Co.	29,250	1,572,480
United Continental Holdings, Inc.(a)	58,488	4,131,592
Total		5,704,072
Commercial Services & Supplies 1.4%
Republic Services, Inc.	63,075	3,961,740
Construction & Engineering 0.5%
Granite Construction, Inc.	28,325	1,421,632
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	32,075	3,413,101
Machinery 4.8%
Cummins, Inc.	20,125	3,042,900
Dover Corp.	31,050	2,494,868
Ingersoll-Rand PLC	37,375	3,039,335
Kennametal, Inc.	40,600	1,592,738
Xylem, Inc.	67,075	3,368,506
Total		13,538,347
Road & Rail 0.7%
Norfolk Southern Corp.	18,275	2,046,252
Total Industrials		30,085,144
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.6%
Communications Equipment 0.9%
Harris Corp.	23,400	2,603,718
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	46,525	1,256,175
Internet Software & Services 0.4%
Akamai Technologies, Inc.(a)	18,625	1,111,912
IT Services 1.1%
Leidos Holdings, Inc.	62,325	3,187,300
Semiconductors & Semiconductor Equipment 3.8%
Applied Materials, Inc.	41,525	1,615,323
Lam Research Corp.	12,325	1,582,037
Micron Technology, Inc.(a)	138,725	4,009,152
NXP Semiconductors NV(a)	18,025	1,865,588
ON Semiconductor Corp.(a)	106,425	1,648,523
Total		10,720,623
Software 1.7%
Activision Blizzard, Inc.	43,200	2,153,952
Electronic Arts, Inc.(a)	12,600	1,127,952
Nuance Communications, Inc.(a)	88,425	1,530,637
Total		4,812,541
Technology Hardware, Storage & Peripherals 1.2%
Western Digital Corp.	41,875	3,455,944
Total Information Technology		27,148,213
Materials 6.2%
Chemicals 2.8%
Albemarle Corp.	27,400	2,894,536
FMC Corp.	31,350	2,181,647
PPG Industries, Inc.	19,405	2,039,077
Valvoline, Inc.	33,935	833,104
Total		7,948,364
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	52,610	1,299,993
Containers & Packaging 1.4%
Packaging Corp. of America	23,025	2,109,551
Sealed Air Corp.	45,586	1,986,638
Total		4,096,189

2	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.5%
Steel Dynamics, Inc.	122,825	4,269,397
Total Materials		17,613,943
Real Estate 11.4%
Equity Real Estate Investment Trusts (REITS) 11.4%
American Homes 4 Rent, Class A	135,525	3,111,654
Camden Property Trust	35,050	2,820,123
Outfront Media, Inc.	75,101	1,993,932
ProLogis, Inc.	74,025	3,840,417
SBA Communications Corp(a)	24,625	2,964,111
SL Green Realty Corp.	38,575	4,112,866
Taubman Centers, Inc.	39,075	2,579,732
Uniti Group, Inc.	155,895	4,029,886
VEREIT, Inc.	229,825	1,951,214
Welltower, Inc.	67,975	4,813,989
Total		32,217,924
Total Real Estate		32,217,924
Utilities 8.9%
Electric Utilities 5.8%
Edison International	77,050	6,133,950
Pinnacle West Capital Corp.	61,075	5,092,434
Portland General Electric Co.	116,750	5,186,035
Total		16,412,419
Multi-Utilities 3.1%
CMS Energy Corp.	83,950	3,755,923
WEC Energy Group, Inc.	86,125	5,221,759
Total		8,977,682
Total Utilities		25,390,101
Total Common Stocks (Cost $233,709,957)		271,521,853
Convertible Preferred Stocks 0.8%
Issuer	Coupon Rate	Shares	Value ($)
Energy 0.8%
Oil, Gas & Consumable Fuels 0.8%
Hess Corp.	8.000%	37,966	2,258,977
Total Energy			2,258,977
Total Convertible Preferred Stocks (Cost $2,312,451)			2,258,977

Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	9,700,764	9,700,764
Total Money Market Funds (Cost $9,700,362)		9,700,764
Total Investments (Cost: $245,722,770)		283,481,594
Other Assets & Liabilities, Net		379,968
Net Assets		283,861,562

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	10,015,812	12,086,182	(12,401,230)	9,700,764	(106)	17,989	9,700,763
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	25,766,766	—	—	—	25,766,766
Consumer Staples	13,076,710	—	—	—	13,076,710
Energy	29,656,981	—	—	—	29,656,981
4	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Financials	56,058,009	—	—	—	56,058,009
Health Care	14,508,062	—	—	—	14,508,062
Industrials	30,085,144	—	—	—	30,085,144
Information Technology	27,148,213	—	—	—	27,148,213
Materials	17,613,943	—	—	—	17,613,943
Real Estate	32,217,924	—	—	—	32,217,924
Utilities	25,390,101	—	—	—	25,390,101
Total Common Stocks	271,521,853	—	—	—	271,521,853
Convertible Preferred Stocks
Energy	2,258,977	—	—	—	2,258,977
Money Market Funds	—	—	—	9,700,764	9,700,764
Total Investments	273,780,830	—	—	9,700,764	283,481,594
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.7%
Issuer	Shares	Value ($)
China 0.3%
Ctrip.com International Ltd., ADR(a)	4,900	240,835
Finland 0.3%
Nokia OYJ, ADR	46,800	253,656
Israel 4.7%
Check Point Software Technologies Ltd.(a)	6,931	711,537
CyberArk Software Ltd.(a)	9,629	489,827
Mellanox Technologies Ltd.(a)	21,300	1,085,235
Orbotech Ltd.(a)	25,300	815,925
Tower Semiconductor Ltd.(a)	18,237	420,363
Total		3,522,887
Netherlands 2.8%
NXP Semiconductors NV(a)	20,140	2,084,490
Singapore 6.8%
Broadcom Ltd.	23,287	5,098,921
Taiwan 0.4%
Catcher Technology Co., Ltd.	32,900	325,153
United States 81.4%
Acacia Communications, Inc.(a)	911	53,403
Adobe Systems, Inc.(a)	1,500	195,195
Advanced Energy Industries, Inc.(a)	1,722	118,060
Alere, Inc.(a)	12,500	496,625
Alphabet, Inc., Class A(a)	1,800	1,526,040
Alphabet, Inc., Class C(a)	2,109	1,749,542
Apple, Inc.	28,300	4,065,578
Applied Materials, Inc.	41,600	1,618,240
Arista Networks, Inc.(a)	7,742	1,024,034
Arris International PLC(a)	38,100	1,007,745
Cavium, Inc.(a)	24,877	1,782,686
Cirrus Logic, Inc.(a)	5,300	321,657
Comcast Corp., Class A	9,900	372,141
Computer Sciences Corp.	7,200	496,872
CPI Card Group, Inc.	44,141	185,392
eBay, Inc.(a)	23,500	788,895
Electronics for Imaging, Inc.(a)	24,147	1,179,098
Euronet Worldwide, Inc.(a)	4,335	370,729
Facebook, Inc., Class A(a)	8,800	1,250,040
Fidelity National Information Services, Inc.	4,400	350,328
Common Stocks (continued)
Issuer	Shares	Value ($)
Finisar Corp.(a)	29,700	811,998
FleetCor Technologies, Inc.(a)	2,500	378,575
Fortinet, Inc.(a)	29,900	1,146,665
GoDaddy, Inc., Class A(a)	2,000	75,800
Hewlett Packard Enterprise Co.	51,700	1,225,290
Integrated Device Technology, Inc.(a)	54,800	1,297,116
Lam Research Corp.	51,462	6,605,662
Lattice Semiconductor Corp.(a)	154,875	1,071,735
Maxim Integrated Products, Inc.	44,039	1,979,994
Microchip Technology, Inc.	9,100	671,398
Micron Technology, Inc.(a)	52,700	1,523,030
Microsoft Corp.	10,100	665,186
Nuance Communications, Inc.(a)	116,253	2,012,339
Oclaro, Inc.(a)	54,500	535,190
ON Semiconductor Corp.(a)	54,272	840,673
Oracle Corp.	27,700	1,235,697
Priceline Group, Inc. (The)(a)	200	355,994
Qorvo, Inc.(a)	49,003	3,359,646
Salesforce.com, Inc.(a)	8,605	709,827
Skyworks Solutions, Inc.	12,980	1,271,780
Splunk, Inc.(a)	6,500	404,885
Synaptics, Inc.(a)	39,792	1,970,102
Synopsys, Inc.(a)	38,382	2,768,494
Tableau Software, Inc., Class A(a)	4,230	209,597
Teradyne, Inc.	76,651	2,383,846
TiVo Corp.	74,200	1,391,250
Travelport Worldwide Ltd.	46,440	546,599
Verint Systems, Inc.(a)	4,600	199,525
Visa, Inc., Class A	20,700	1,839,609
Western Digital Corp.	28,100	2,319,093
Xerox Corp.	82,000	601,880
Zynga, Inc., Class A(a)	43,700	124,545
Total		61,485,320
Total Common Stocks (Cost $58,646,223)		73,011,262

Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2017 (Unaudited)
Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	2,841,674	2,841,674
Total Money Market Funds (Cost $2,841,616)		2,841,674
Total Investments (Cost $61,487,839)		75,852,936
Other Assets and Liabilities, Net		(338,662)
Net Assets		$75,514,274
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	1,700,679	10,762,236	(9,621,241)	2,841,674	(121)	4,181	2,841,674
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
61,488,000	15,510,000	(1,145,000)	14,365,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
China	240,835	—	—	—	240,835
Finland	253,656	—	—	—	253,656
Israel	3,522,887	—	—	—	3,522,887
Netherlands	2,084,490	—	—	—	2,084,490
Singapore	5,098,921	—	—	—	5,098,921
Taiwan	—	325,153	—	—	325,153
United States	61,485,320	—	—	—	61,485,320
Total Common Stocks	72,686,109	325,153	—	—	73,011,262
Money Market Funds	—	—	—	2,841,674	2,841,674
Total Investments	72,686,109	325,153	—	2,841,674	75,852,936
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 85.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.5%
L-3 Communications Corp.
05/28/24	3.950%	2,229,000	2,296,245
Lockheed Martin Corp.
11/23/20	2.500%	5,350,000	5,386,952
Northrop Grumman Corp.
03/15/21	3.500%	13,082,000	13,634,937
Total			21,318,134
Banking 0.6%
Goldman Sachs Group, Inc. (The)
04/25/21	2.625%	5,060,000	5,046,151
Cable and Satellite 1.4%
Sky PLC(a)
11/26/22	3.125%	6,848,000	6,815,944
09/16/24	3.750%	5,360,000	5,413,970
Total			12,229,914
Diversified Manufacturing 0.8%
United Technologies Corp.
06/01/17	1.800%	6,865,000	6,871,707
Electric 18.4%
Berkshire Hathaway Energy Co.
11/15/23	3.750%	3,000,000	3,135,315
CMS Energy Corp.
03/01/24	3.875%	2,935,000	3,028,750
Consolidated Edison, Inc.
03/15/20	2.000%	5,480,000	5,473,736
DTE Energy Co.
10/01/19	1.500%	9,150,000	8,993,233
12/01/23	3.850%	2,977,000	3,076,107
06/01/24	3.500%	11,832,000	11,857,143
Duke Energy Corp.
08/15/22	3.050%	2,700,000	2,721,063
Emera US Finance LP
06/15/21	2.700%	6,010,000	5,970,286
Eversource Energy
03/15/22	2.750%	1,665,000	1,669,501
05/01/23	2.800%	7,208,000	7,135,956
Great Plains Energy, Inc.
04/01/22	3.150%	3,650,000	3,685,452
NextEra Energy Capital Holdings, Inc.
06/01/17	1.586%	6,790,000	6,791,806
09/01/18	1.649%	2,490,000	2,482,607
Oncor Electric Delivery Co. LLC
06/01/19	2.150%	1,461,000	1,468,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
08/15/22	2.450%	1,031,000	1,015,224
06/15/23	3.250%	5,135,000	5,227,851
11/15/23	3.850%	4,105,000	4,313,279
PG&E Corp.
03/01/19	2.400%	7,311,000	7,362,989
PPL Capital Funding, Inc.
06/01/23	3.400%	15,359,000	15,510,102
Progress Energy, Inc.
04/01/22	3.150%	21,011,000	21,234,956
Public Service Enterprise Group, Inc.
11/15/19	1.600%	2,450,000	2,423,979
Southern Co. (The)
07/01/21	2.350%	2,497,000	2,451,742
TransAlta Corp.
06/03/17	1.900%	24,660,000	24,660,000
Xcel Energy, Inc.
03/15/21	2.400%	4,685,000	4,668,860
Total			156,358,360
Food and Beverage 19.5%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	8,463,000	8,613,735
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	15,144,000	15,128,765
ConAgra Foods, Inc.
01/25/23	3.200%	14,123,000	14,182,769
Diageo Capital PLC
05/11/17	1.500%	15,396,000	15,396,000
General Mills, Inc.
10/20/17	1.400%	2,680,000	2,681,273
10/21/19	2.200%	2,575,000	2,590,919
Grupo Bimbo SAB de CV(a)
01/25/22	4.500%	5,943,000	6,259,721
Heineken NV(a)
10/01/17	1.400%	16,095,000	16,095,563
Kraft Heinz Foods Co.
06/05/17	2.250%	16,993,000	17,021,276
06/30/17	1.600%	6,292,000	6,293,913
Molson Coors Brewing Co.
05/01/17	2.000%	12,105,000	12,111,865
Molson Coors Brewing Co.(a)
03/15/19	1.900%	4,080,000	4,077,801
Mondelez International, Inc.(a)
10/28/19	1.625%	12,373,000	12,174,549
Sysco Corp.
07/15/21	2.500%	2,625,000	2,616,243

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/19	2.650%	4,631,000	4,681,964
06/15/22	4.500%	4,955,000	5,287,426
Wm. Wrigley Jr., Co.(a)
10/21/18	2.400%	12,264,000	12,363,522
10/21/19	2.900%	8,149,000	8,294,297
Total			165,871,601
Health Care 1.6%
Express Scripts Holding Co.
07/15/23	3.000%	6,656,000	6,433,723
Medtronic Global Holdings SCA
03/28/19	1.700%	6,930,000	6,928,149
Total			13,361,872
Independent Energy 0.6%
Canadian Natural Resources Ltd.
05/15/17	5.700%	1,731,000	1,739,263
Continental Resources, Inc.
06/01/44	4.900%	965,000	829,900
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,680,000	2,638,994
Total			5,208,157
Integrated Energy 0.9%
Cenovus Energy, Inc.
09/15/43	5.200%	8,045,000	7,944,775
Life Insurance 5.4%
Five Corners Funding Trust(a)
11/15/23	4.419%	12,720,000	13,541,407
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	11,081,000	11,126,210
TIAA Asset Management Finance Co. LLC(a)
11/01/19	2.950%	21,172,000	21,520,449
Total			46,188,066
Media and Entertainment 3.1%
Scripps Networks Interactive, Inc.
11/15/19	2.750%	11,101,000	11,233,613
06/15/20	2.800%	8,772,000	8,863,790
Thomson Reuters Corp.
10/15/19	4.700%	6,234,000	6,609,050
Total			26,706,453
Midstream 12.6%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	11,190,000	11,403,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
04/15/21	2.850%	2,485,000	2,495,780
Kinder Morgan Energy Partners LP
05/01/24	4.300%	15,030,000	15,277,740
Northwest Pipeline LLC
04/15/17	5.950%	21,050,000	21,086,970
Panhandle Eastern Pipeline Co. LP
11/01/17	6.200%	21,772,000	22,285,471
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	5,560,000	5,329,794
10/15/23	3.850%	6,757,000	6,775,534
11/01/24	3.600%	6,180,000	5,982,042
Southern Natural Gas Co. LLC(a)
04/01/17	5.900%	8,559,000	8,560,089
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/21	4.400%	7,592,000	8,011,245
Total			107,207,868
Natural Gas 0.8%
CenterPoint Energy Resources Corp.
11/01/17	6.125%	680,000	696,141
Sempra Energy
12/01/23	4.050%	5,750,000	5,992,299
06/15/24	3.550%	270,000	273,428
Total			6,961,868
Pharmaceuticals 5.2%
Actavis Funding SCS
06/15/17	1.300%	15,705,000	15,703,445
03/15/22	3.450%	10,025,000	10,236,307
Amgen, Inc.
06/01/17	5.850%	13,948,000	14,041,340
Teva Pharmaceutical Finance III BV
07/21/21	2.200%	4,530,000	4,371,722
Total			44,352,814
Property & Casualty 4.6%
Alleghany Corp.
06/27/22	4.950%	7,555,000	8,284,987
Berkshire Hathaway, Inc.
08/15/18	1.150%	5,130,000	5,104,186
CNA Financial Corp.
05/15/24	3.950%	12,306,000	12,629,180
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	12,322,000	12,940,749
Total			38,959,102

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refining 1.2%
Phillips 66
05/01/17	2.950%	9,819,000	9,832,099
Retailers 1.4%
CVS Health Corp.
06/01/21	2.125%	5,275,000	5,174,142
07/20/22	3.500%	6,230,000	6,412,016
Total			11,586,158
Technology 0.7%
Cisco Systems, Inc.
09/20/19	1.400%	5,580,000	5,537,185
Transportation Services 2.4%
ERAC U.S.A. Finance LLC(a)
11/01/23	2.700%	6,540,000	6,268,204
11/15/24	3.850%	14,129,000	14,402,651
Total			20,670,855
Wirelines 2.1%
AT&T, Inc.
06/30/22	3.000%	17,668,000	17,576,038
Total Corporate Bonds & Notes (Cost $729,586,790)			729,789,177

U.S. Treasury Obligations 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/19	1.000%	44,045,000	43,559,800
12/15/19	1.375%	37,000,000	36,930,625
07/31/21	1.125%	1,900,000	1,843,000
Total U.S. Treasury Obligations (Cost $82,346,716)			82,333,425

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	31,115,230	31,115,230
Total Money Market Funds (Cost $31,114,094)		31,115,230
Total Investments (Cost: $843,047,600)		843,237,832
Other Assets & Liabilities, Net		6,843,105
Net Assets		850,080,937

At March 31, 2017, securities and/or cash totaling $1,811,250 were pledged as collateral.
Investments in derivatives
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	785	USD	169,915,704	06/2017	147,224	—
U.S. Treasury 5-Year Note	319	USD	37,554,774	06/2017	43,277	—
Total			207,470,478		190,501	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,184)	USD	(147,482,000)	06/2017	—	(564,329)
U.S. Treasury Ultra 10-Year Note	(76)	USD	(10,175,688)	06/2017	—	(69,181)
U.S. Ultra Bond	(39)	USD	(6,264,375)	06/2017	—	(15,661)
Total			(163,922,063)		—	(649,171)
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $162,494,120 or 19.12% of net assets.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	31,480,880	103,905,379	(104,271,029)	31,115,230	(3,265)	77,739	31,115,230
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
843,048,000	4,032,000	(3,842,000)	190,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the [Consolidated] Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	729,789,177	—	—	729,789,177
U.S. Treasury Obligations	82,333,425	—	—	—	82,333,425
Money Market Funds	—	—	—	31,115,230	31,115,230
Total Investments	82,333,425	729,789,177	—	31,115,230	843,237,832
Derivatives
Asset
Futures Contracts	190,501	—	—	—	190,501
Liability
Futures Contracts	(649,171)	—	—	—	(649,171)
Total	81,874,755	729,789,177	—	31,115,230	842,779,162
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 17.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.5%
MARB BondCo PLC(b)
03/15/24	7.000%		800,000	794,000
Marfrig Holdings Europe BV(b)
06/08/23	8.000%		600,000	626,880
Minerva Luxembourg SA(b)
09/20/26	6.500%		1,000,000	982,375
Total				2,403,255
Chile 0.9%
Cencosud SA(b)
02/12/45	6.625%		1,396,000	1,427,413
Colombia 1.2%
Banco de Bogota SA(b)
Subordinated
05/12/26	6.250%		1,800,000	1,876,615
Ghana 0.7%
Kosmos Energy Ltd.(b)
08/01/21	7.875%		575,000	572,125
08/01/21	7.875%		487,000	490,653
Total				1,062,778
Guatemala 1.2%
Agromercantil Senior Trust(b)
04/10/19	6.250%		246,000	253,995
Comcel Trust(b)
02/06/24	6.875%		1,106,000	1,146,922
Industrial Senior Trust(b)
11/01/22	5.500%		543,000	541,643
Total				1,942,560
Kuwait 0.8%
Equate Petrochemical BV(b)
11/03/26	4.250%		1,300,000	1,301,526
Mexico 5.8%
America Movil SAB de CV
12/05/22	6.450%	MXN	10,860,000	541,194
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/31	5.750%		1,200,000	1,174,500
BBVA Bancomer SA(b),(c)
Subordinated
11/12/29	5.350%		1,180,000	1,148,738
Cemex SAB de CV(b)
04/16/26	7.750%		1,450,000	1,631,250
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	9,935,362	504,154
Elementia SAB de CV(b)
01/15/25	5.500%		1,280,000	1,281,280
Grupo Posadas SAB de CV(b)
06/30/22	7.875%		1,376,000	1,427,738
Grupo Televisa SAB
05/14/43	7.250%	MXN	7,940,000	321,294
Mexichem SAB de CV(b)
09/17/44	5.875%		326,000	319,480
Mexico City Airport Trust(b)
10/31/26	4.250%		900,000	912,375
Total				9,262,003
Panama 0.4%
Panama Canal Railway Co.(b)
11/01/26	7.000%		688,402	700,449
Peru 1.4%
Cementos Pacasmayo SAA(b)
02/08/23	4.500%		150,000	151,530
Union Andina de Cementos SAA(b)
10/30/21	5.875%		184,000	191,360
Volcan Cia Minera SAA(b)
02/02/22	5.375%		1,800,000	1,813,500
Total				2,156,390
Russian Federation 1.5%
Global Ports Finance PLC(b)
09/22/23	6.500%		1,643,000	1,702,559
Lukoil International Finance BV(b)
11/02/26	4.750%		600,000	608,169
Total				2,310,728
Ukraine 1.6%
Kernel Holding SA(b)
01/31/22	8.750%		1,150,000	1,182,631
MHP SA(b)
04/02/20	8.250%		1,011,000	1,013,527
04/02/20	8.250%		250,000	251,701
Total				2,447,859
Total Corporate Bonds & Notes (Cost $27,208,574)				26,891,576

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) 76.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.3%
Angolan Government International Bond(b)
11/12/25	9.500%		500,000	513,750
Argentina 6.7%
Argentina Republic Government International Bond(b)
04/22/21	6.875%		1,030,000	1,106,220
01/26/22	5.625%		231,000	236,544
04/22/26	7.500%		520,000	553,280
01/26/27	6.875%		831,000	842,634
07/06/28	6.625%		700,000	686,366
07/06/36	7.125%		500,000	484,600
Argentina Republic Government International Bond(e)
12/31/33	8.280%		1,219,773	1,280,762
City of Buenos Aires Argentina(b)
06/01/27	7.500%		285,000	294,975
Provincia de Buenos Aires(b)
06/09/21	9.950%		450,000	511,965
06/15/27	7.875%		2,235,000	2,263,384
Provincia de Cordoba(b)
06/10/21	7.125%		600,000	621,000
09/01/24	7.450%		1,250,000	1,266,250
YPF SA(b)
03/23/21	8.500%		500,000	550,000
Total				10,697,980
Brazil 7.0%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/28	5.333%		1,000,000	990,000
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	3,000,000	983,152
Brazilian Government International Bond
04/07/26	6.000%		1,000,000	1,087,000
01/07/41	5.625%		3,150,000	3,063,375
Petrobras Global Finance BV
01/27/21	5.375%		1,175,000	1,208,781
05/23/21	8.375%		2,400,000	2,703,000
05/23/26	8.750%		600,000	694,500
01/17/27	7.375%		360,000	382,950
Total				11,112,758
Colombia 2.5%
Colombia Government International Bond
08/26/26	7.500%	COP	4,500,000,000	1,651,543
06/28/27	9.850%	COP	1,484,000,000	654,461
01/18/41	6.125%		308,000	351,809
Ecopetrol SA
01/16/25	4.125%		326,000	315,731
09/18/43	7.375%		920,000	985,320
Total				3,958,864
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Costa Rica 1.5%
Costa Rica Government International Bond(b)
03/12/45	7.158%		2,274,000	2,325,051
Croatia 1.4%
Croatia Government International Bond(b)
01/26/24	6.000%		1,361,000	1,507,272
Hrvatska Elektroprivreda(b)
10/23/22	5.875%		600,000	635,067
Total				2,142,339
Dominican Republic 7.0%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/23	7.000%		1,287,000	1,307,154
Dominican Republic International Bond(b)
07/05/19	14.500%	DOP	37,990,000	879,660
01/08/21	14.000%	DOP	29,158,000	683,162
01/29/26	6.875%		1,600,000	1,756,000
01/25/27	5.950%		2,025,000	2,074,127
04/20/27	8.625%		2,410,000	2,842,715
04/30/44	7.450%		1,086,000	1,194,600
01/27/45	6.850%		271,000	279,808
Total				11,017,226
Ecuador 1.9%
Ecuador Government International Bond(b)
03/24/20	10.500%		1,021,000	1,097,575
03/28/22	10.750%		1,300,000	1,397,894
12/13/26	9.650%		500,000	517,500
Total				3,012,969
Egypt 1.5%
Egypt Government International Bond(b)
01/31/22	6.125%		500,000	519,423
06/11/25	5.875%		400,000	390,500
01/31/27	7.500%		900,000	956,250
01/31/47	8.500%		500,000	538,125
Total				2,404,298
El Salvador 0.8%
El Salvador Government International Bond(b)
01/18/27	6.375%		598,000	535,210
04/10/32	8.250%		412,000	408,407
06/15/35	7.650%		270,000	251,000
Total				1,194,617
Gabon 0.5%
Gabon Government International Bond(b)
12/12/24	6.375%		783,882	757,426

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 0.5%
Georgian Railway JSC(b)
07/11/22	7.750%	789,000	868,886
Ghana 1.3%
Ghana Government International Bond(b)
09/15/22	9.250%	550,000	570,625
08/07/23	7.875%	515,000	498,752
01/18/26	8.125%	261,000	249,907
10/14/30	10.750%	600,000	704,520
Total			2,023,804
Guatemala 0.5%
Guatemala Government Bond(b)
05/03/26	4.500%	650,000	643,500
02/13/28	4.875%	200,000	203,400
Total			846,900
Honduras 0.5%
Honduras Government International Bond(b)
03/15/24	7.500%	300,000	329,625
01/19/27	6.250%	500,000	506,060
Total			835,685
Hungary 1.3%
Hungary Government International Bond
11/22/23	5.750%	284,000	320,920
03/29/41	7.625%	868,000	1,259,590
Magyar Export-Import Bank Zrt.(b)
02/12/18	5.500%	508,000	523,240
Total			2,103,750
Indonesia 6.4%
Indonesia Government International Bond(b)
01/08/26	4.750%	1,300,000	1,386,125
01/17/38	7.750%	1,986,000	2,747,702
01/17/38	7.750%	500,000	691,768
01/15/45	5.125%	300,000	317,916
PT Pertamina Persero(b)
05/03/42	6.000%	1,335,000	1,413,697
PT Perusahaan Listrik Negara(b)
11/22/21	5.500%	3,311,000	3,597,468
Total			10,154,676
Ivory Coast 1.4%
Ivory Coast Government International Bond(b)
07/23/24	5.375%	946,000	899,315
07/23/24	5.375%	300,000	285,000
03/03/28	6.375%	772,000	755,634
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast Government International Bond(b),(c)
12/31/32	5.750%		319,480	296,343
Total				2,236,292
Jamaica 1.2%
Jamaica Government International Bond
04/28/28	6.750%		750,000	833,018
03/15/39	8.000%		300,000	343,689
07/28/45	7.875%		600,000	685,830
Total				1,862,537
Kazakhstan 1.4%
Kazakhstan Government International Bond(b)
07/21/25	5.125%		450,000	488,813
07/21/45	6.500%		300,000	355,446
KazMunayGas National Co. JSC(b)
07/02/18	9.125%		154,000	165,935
05/05/20	7.000%		1,062,000	1,168,200
Total				2,178,394
Mexico 7.7%
Banco Nacional de Comercio Exterior SNC(b)
10/14/25	4.375%		1,100,000	1,108,591
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/26	3.800%		600,000	588,000
Comision Federal de Electricidad(b)
06/16/45	6.125%		700,000	719,250
Mexican Bonos
06/09/22	6.500%	MXN	21,570,000	1,130,438
06/03/27	7.500%	MXN	30,720,000	1,686,591
Mexico Government International Bond
01/23/46	4.600%		543,000	519,922
Petroleos Mexicanos(b)
09/12/24	7.190%	MXN	600,000	28,346
03/13/27	6.500%		900,000	968,175
Petroleos Mexicanos
01/23/26	4.500%		299,000	286,592
08/04/26	6.875%		1,000,000	1,110,000
11/12/26	7.470%	MXN	4,700,000	225,432
06/02/41	6.500%		3,844,000	3,828,624
Total				12,199,961
Morocco 0.3%
Morocco Government International Bond(b)
12/11/22	4.250%		418,000	432,630
Namibia 0.6%
Namibia International Bonds(b)
11/03/21	5.500%		885,000	938,675

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nigeria 0.5%
Nigeria Government International Bond(b)
02/16/32	7.875%		800,000	834,000
Pakistan 1.2%
Pakistan Government International Bond(b)
04/15/24	8.250%		800,000	884,269
03/31/36	7.875%		500,000	504,261
Second Pakistan International Sukuk Co., Ltd. (The)(b)
12/03/19	6.750%		532,000	563,447
Total				1,951,977
Paraguay 1.0%
Paraguay Government International Bond(b)
03/27/27	4.700%		424,000	429,300
08/11/44	6.100%		1,007,000	1,077,490
Total				1,506,790
Peru 2.0%
Corporacion Financiera de Desarrollo SA(b)
07/15/19	3.250%		400,000	407,040
Peruvian Government International Bond(b)
08/12/28	6.350%	PEN	8,600,000	2,752,514
Total				3,159,554
Russian Federation 5.0%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%		1,266,000	1,277,077
Gazprom OAO Via Gaz Capital SA(b)
03/07/22	6.510%		605,000	669,390
03/07/22	6.510%		400,000	442,572
02/06/28	4.950%		800,000	799,200
08/16/37	7.288%		1,096,000	1,276,899
Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
12/27/17	5.298%		814,000	830,133
Russian Foreign Bond - Eurobond(b)
04/04/22	4.500%		200,000	212,119
04/04/42	5.625%		800,000	879,000
Vnesheconombank Via VEB Finance PLC(b)
11/21/23	5.942%		1,100,000	1,176,571
11/22/25	6.800%		354,000	394,268
Total				7,957,229
Senegal 0.6%
Senegal Government International Bond(b)
07/30/24	6.250%		1,019,000	1,024,095
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Serbia 0.7%
Serbia International Bond(b)
12/03/18	5.875%	342,000	359,528
09/28/21	7.250%	700,000	798,000
Total			1,157,528
Sri Lanka 0.5%
Sri Lanka Government International Bond(b)
07/18/26	6.825%	800,000	826,890
Trinidad and Tobago 1.5%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%	2,311,000	2,440,416
Tunisia 0.4%
Banque Centrale de Tunisie International Bond(b)
01/30/25	5.750%	597,000	573,120
Turkey 5.0%
Export Credit Bank of Turkey(b)
04/24/19	5.875%	467,000	483,345
09/23/21	5.000%	418,000	412,775
Turkey Government International Bond
03/30/21	5.625%	1,655,000	1,728,151
03/25/22	5.125%	250,000	254,368
09/26/22	6.250%	250,000	266,950
04/14/26	4.250%	247,000	228,722
03/25/27	6.000%	2,600,000	2,700,750
03/17/36	6.875%	1,132,000	1,226,613
02/17/45	6.625%	560,000	596,422
Total			7,898,096
Venezuela 3.2%
Petroleos de Venezuela SA(b)
11/17/21	9.000%	2,619,769	1,247,665
05/16/24	6.000%	8,359,928	3,059,733
11/15/26	6.000%	1,106,640	387,435
Venezuela Government International Bond(b)
10/13/19	7.750%	550,000	308,000
Total			5,002,833
Zambia 0.4%
Zambia Government International Bond(b)
04/14/24	8.500%	200,000	205,816
07/30/27	8.970%	400,000	415,000
Total			620,816
Total Foreign Government Obligations (Cost $119,262,001)			120,772,812

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(f),(g)	8,470,355	8,470,355
Total Money Market Funds (Cost $8,470,061)		8,470,355
Total Investments (Cost $154,940,636)		156,134,743
Other Assets and Liabilities, Net		2,348,774
Net Assets		$158,483,517
At March 31, 2017, securities and/or cash totaling $133,100 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	4/7/2017	81,250,000 MXN	3,968,103 USD	—	(369,646)
Barclays	4/7/2017	2,247,147 USD	45,000,000 MXN	155,299	—
Citi	4/7/2017	7,657,290,000 COP	2,600,778 USD	—	(61,539)
Citi	4/7/2017	345,488 USD	1,028,000,000 COP	11,931	—
Total				167,230	(431,185)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	32	USD	3,986,000	06/2017	12,974	—
U.S. Ultra Bond	17	USD	2,730,625	06/2017	12,685	—
Total			6,716,625		25,659	—
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $112,206,894 or 70.80% of net assets.
(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $1,280,762 which represents 0.81% of net assets.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	12,146,215	15,146,156	(18,822,016)	8,470,355	(210)	17,869	8,470,355
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
154,941,000	5,500,000	(4,306,000)	1,194,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	26,891,576	—	—	26,891,576
Foreign Government Obligations	—	120,772,812	—	—	120,772,812
Money Market Funds	—	—	—	8,470,355	8,470,355
Total Investments	—	147,664,388	—	8,470,355	156,134,743
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	167,230	—	—	167,230
Futures Contracts	25,659	—	—	—	25,659
Liability
Forward Foreign Currency Exchange Contracts	—	(431,185)	—	—	(431,185)
Total	25,659	147,400,433	—	8,470,355	155,896,447
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2017 ($)
Foreign Government Obligations	1,596,794	—	—	—	—	—	—	(1,596,794)	—
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 28.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 28.1%
U.S. Treasury Bills
04/27/17	0.490%	34,000,000	33,987,584
05/18/17	0.670%	34,000,000	33,970,195
05/25/17	0.720%	34,000,000	33,963,275
06/29/17	0.740%	34,000,000	33,937,950
Total			135,859,004
Total			135,859,004
Total Treasury Bills (Cost $135,885,143)			135,859,004

U.S. Government & Agency Obligations 45.0%

Federal Home Loan Banks
08/01/17	0.780%	41,500,000	41,390,730
Federal Home Loan Banks Discount Notes
04/06/17	0.470%	35,000,000	34,997,290
09/21/17	0.850%	56,500,000	56,271,853
Federal Home Loan Mortgage Corp. Discount Notes
07/20/17	0.770%	40,000,000	39,906,400
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
06/01/17	0.720%	20,000,000	19,975,420
06/14/17	0.730%	25,000,000	24,962,500
Total U.S. Government & Agency Obligations (Cost $217,563,846)			217,504,193

Money Market Funds 20.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(b)	100,357,452	100,357,452
Total Money Market Funds (Cost $100,356,150)		100,357,452
Total Investments (Cost: $453,805,139)		453,720,649
Other Assets & Liabilities, Net		30,119,185
Net Assets		483,839,834

At March 31, 2017, securities and/or cash totaling $30,429,251 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Brent Crude	204	USD	10,973,160	05/2017	403,454	—
Coffee C	262	USD	13,686,225	05/2017	—	(666,543)
Copper	255	USD	16,909,687	05/2017	46,626	—
Corn	4	USD	72,850	05/2017	—	(2,867)
Corn	2,257	USD	41,105,612	05/2017	—	(1,711,671)
Corn	131	USD	2,434,963	07/2017	37,175	—
Cotton	126	USD	4,871,790	05/2017	53,469	—
Gold 100 oz.	411	USD	51,424,320	06/2017	1,723,628	—
HRW Wheat	1	USD	21,025	05/2017	—	(2,354)
HRW Wheat	677	USD	14,233,925	05/2017	—	(1,562,793)
KC HRW Wheat	299	USD	6,484,562	07/2017	—	(72,000)
Lean Hogs	291	USD	8,596,140	06/2017	—	(392,526)
Live Cattle	348	USD	14,859,600	08/2017	505,869	—
LME Copper	206	USD	30,039,950	05/2017	531,333	—
LME Nickel	200	USD	11,996,400	05/2017	—	(614,892)
LME Primary Aluminum	516	USD	25,274,325	05/2017	1,338,297	—
LME Zinc	198	USD	13,686,750	05/2017	—	(490,666)
Natural Gas	146	USD	4,657,400	04/2017	506,024	—
Natural Gas	693	USD	22,993,740	08/2017	478,463	—
NY Harbor ULSD	251	USD	16,950,482	08/2017	170,561	—
RBOB Gasoline	763	USD	54,574,338	04/2017	2,467,564	—
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Silver	240	USD	21,907,200	05/2017	475,786	—
Soybean	1	USD	47,300	05/2017	—	(4,692)
Soybean	520	USD	24,596,000	05/2017	—	(2,812,785)
Soybean Meal	1	USD	30,840	05/2017	—	(3,274)
Soybean Meal	501	USD	15,450,840	05/2017	—	(1,722,704)
Soybean Oil	1	USD	19,068	05/2017	—	(964)
Soybean Oil	557	USD	10,620,876	05/2017	—	(989,822)
Sugar #11	268	USD	5,030,682	04/2017	—	(648,256)
Sugar #11	443	USD	8,315,642	04/2017	—	(1,520,547)
Wheat	12	USD	255,900	05/2017	—	(9,781)
Wheat	53	USD	1,163,350	07/2017	4,428	—
WTI Crude	635	USD	32,131,000	04/2017	—	(374,530)
Total			485,415,942		8,742,677	(13,603,667)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	103,480,690	135,059,440	(138,182,678)	100,357,452	(645)	176,064	100,357,452
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
453,805,000	9,000	(93,000)	(84,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	135,859,004	—	—	—	135,859,004
U.S. Government & Agency Obligations	—	217,504,193	—	—	217,504,193
Money Market Funds	—	—	—	100,357,452	100,357,452
Total Investments	135,859,004	217,504,193	—	100,357,452	453,720,649
Derivatives
Asset
Futures Contracts	8,742,677	—	—	—	8,742,677
Liability
Futures Contracts	(13,603,667)	—	—	—	(13,603,667)
Total	130,998,014	217,504,193	—	100,357,452	448,859,659
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.4%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Automobiles 0.9%
Ford Motor Co.	3,709,100	43,173,924
Diversified Consumer Services 0.1%
H&R Block, Inc.	281,900	6,554,175
Hotels, Restaurants & Leisure 1.8%
Darden Restaurants, Inc.	1,074,400	89,895,048
Media 2.6%
Comcast Corp., Class A	2,601,000	97,771,590
News Corp., Class A	2,728,600	35,471,800
Total		133,243,390
Multiline Retail 0.9%
Kohl’s Corp.	1,080,400	43,010,724
Specialty Retail 5.6%
Best Buy Co., Inc.	1,818,200	89,364,530
Foot Locker, Inc.	111,500	8,341,315
Home Depot, Inc. (The)	131,500	19,308,145
Ross Stores, Inc.	1,283,600	84,550,732
TJX Companies, Inc. (The)	982,600	77,704,008
Total		279,268,730
Total Consumer Discretionary		595,145,991
Consumer Staples 9.5%
Food & Staples Retailing 3.9%
CVS Health Corp.	98,700	7,747,950
SYSCO Corp.	1,635,100	84,894,392
Wal-Mart Stores, Inc.	1,458,700	105,143,096
Total		197,785,438
Food Products 1.7%
Tyson Foods, Inc., Class A	1,345,200	83,012,292
Household Products 0.1%
Procter & Gamble Co. (The)	70,500	6,334,425
Tobacco 3.8%
Altria Group, Inc.	1,366,300	97,581,146
Philip Morris International, Inc.	805,500	90,940,950
Total		188,522,096
Total Consumer Staples		475,654,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 6.7%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	1,002,400	59,963,568
Oil, Gas & Consumable Fuels 5.5%
Apache Corp.	342,500	17,601,075
Chevron Corp.	470,200	50,485,374
ConocoPhillips	1,935,700	96,533,359
Exxon Mobil Corp.	63,700	5,224,037
HollyFrontier Corp.	397,700	11,270,818
Valero Energy Corp.	1,407,100	93,276,659
Total		274,391,322
Total Energy		334,354,890
Financials 14.0%
Banks 6.4%
Bank of America Corp.	5,736,900	135,333,471
Fifth Third Bancorp	2,437,400	61,909,960
JPMorgan Chase & Co.	1,392,100	122,282,064
Total		319,525,495
Capital Markets 3.4%
CME Group, Inc.	84,100	9,991,080
Morgan Stanley	667,900	28,612,836
S&P Global, Inc.	752,600	98,394,924
T. Rowe Price Group, Inc.	483,100	32,923,265
Total		169,922,105
Consumer Finance 0.4%
Discover Financial Services	78,600	5,375,454
Navient Corp.	1,101,700	16,261,092
Total		21,636,546
Insurance 3.8%
Aflac, Inc.	216,700	15,693,414
Allstate Corp. (The)	444,900	36,254,901
Marsh & McLennan Companies, Inc.	613,600	45,338,904
Prudential Financial, Inc.	881,900	94,081,092
Total		191,368,311
Total Financials		702,452,457

Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.2%
Biotechnology 2.9%
AbbVie, Inc.	168,900	11,005,524
Alexion Pharmaceuticals, Inc.(a)	200,600	24,320,744
Biogen, Inc.(a)	112,400	30,732,408
BioMarin Pharmaceutical, Inc.(a)	133,800	11,744,964
Celgene Corp.(a)	341,900	42,542,617
Vertex Pharmaceuticals, Inc.(a)	249,100	27,239,085
Total		147,585,342
Health Care Equipment & Supplies 2.2%
Baxter International, Inc.	1,835,700	95,199,402
Hologic, Inc.(a)	317,400	13,505,370
Total		108,704,772
Health Care Providers & Services 2.5%
Express Scripts Holding Co.(a)	947,700	62,462,907
McKesson Corp.	443,500	65,753,310
Total		128,216,217
Pharmaceuticals 6.6%
Johnson & Johnson	577,300	71,902,715
Mallinckrodt PLC(a)	127,500	5,682,675
Merck & Co., Inc.	1,926,400	122,403,456
Pfizer, Inc.	3,781,500	129,365,115
Total		329,353,961
Total Health Care		713,860,292
Industrials 9.8%
Aerospace & Defense 3.7%
Boeing Co. (The)	690,300	122,086,458
Lockheed Martin Corp.	238,900	63,929,640
Total		186,016,098
Airlines 2.2%
Delta Air Lines, Inc.	1,157,900	53,217,084
Southwest Airlines Co.	1,081,600	58,146,816
Total		111,363,900
Commercial Services & Supplies 0.2%
Waste Management, Inc.	164,100	11,966,172
Electrical Equipment 0.3%
Emerson Electric Co.	272,800	16,329,808
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.2%
3M Co.	585,000	111,928,050
Machinery 0.5%
Ingersoll-Rand PLC	309,100	25,136,012
Professional Services 0.5%
Nielsen Holdings PLC	546,400	22,571,784
Road & Rail 0.2%
Union Pacific Corp.	74,900	7,933,408
Total Industrials		493,245,232
Information Technology 22.2%
Communications Equipment 3.2%
Cisco Systems, Inc.	3,891,400	131,529,320
F5 Networks, Inc.(a)	183,600	26,175,852
Total		157,705,172
Internet Software & Services 5.4%
Alphabet, Inc., Class A(a)	49,100	41,626,980
Facebook, Inc., Class A(a)	1,048,200	148,896,810
VeriSign, Inc.(a)	919,500	80,097,645
Total		270,621,435
IT Services 2.2%
MasterCard, Inc., Class A	998,900	112,346,283
Semiconductors & Semiconductor Equipment 2.4%
Applied Materials, Inc.	682,500	26,549,250
Lam Research Corp.	41,500	5,326,940
QUALCOMM, Inc.	1,566,400	89,817,376
Total		121,693,566
Software 5.7%
Adobe Systems, Inc.(a)	327,800	42,656,614
Electronic Arts, Inc.(a)	625,800	56,021,616
Microsoft Corp.	2,822,200	185,870,092
Total		284,548,322
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.(b)	1,161,200	166,817,992
Total Information Technology		1,113,732,770
Materials 2.6%
Chemicals 1.7%
LyondellBasell Industries NV, Class A	955,400	87,122,926

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.5%
International Paper Co.	473,100	24,024,018
Metals & Mining 0.4%
Newmont Mining Corp.	518,300	17,083,168
Total Materials		128,230,112
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	837,200	101,753,288
Host Hotels & Resorts, Inc.	737,700	13,765,482
SL Green Realty Corp.	107,800	11,493,636
Total		127,012,406
Total Real Estate		127,012,406
Telecommunication Services 2.6%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	3,158,400	131,231,520
Total Telecommunication Services		131,231,520
Utilities 3.4%
Electric Utilities 1.7%
Entergy Corp.	1,133,800	86,123,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.7%
Ameren Corp.	132,200	7,216,798
CenterPoint Energy, Inc.	2,148,600	59,236,902
Public Service Enterprise Group, Inc.	421,400	18,689,090
Total		85,142,790
Total Utilities		171,266,238
Total Common Stocks (Cost $4,416,605,887)		4,986,186,159

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	35,630,348	35,630,348
Total Money Market Funds (Cost $35,630,306)		35,630,348
Total Investments (Cost: $4,452,236,193)		5,021,816,507
Other Assets & Liabilities, Net		(4,029,693)
Net Assets		5,017,786,814

At March 31, 2017, securities and/or cash totaling $3,519,670 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	337	USD	39,752,520	06/2017	—	(160,068)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	19,792,593	81,374,088	(65,536,333)	35,630,348	(1,585)	77,217	35,630,348
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	595,145,991	—	—	—	595,145,991
Consumer Staples	475,654,251	—	—	—	475,654,251
Energy	334,354,890	—	—	—	334,354,890
Financials	702,452,457	—	—	—	702,452,457
Health Care	713,860,292	—	—	—	713,860,292
Industrials	493,245,232	—	—	—	493,245,232
Information Technology	1,113,732,770	—	—	—	1,113,732,770
Materials	128,230,112	—	—	—	128,230,112
Real Estate	127,012,406	—	—	—	127,012,406
Telecommunication Services	131,231,520	—	—	—	131,231,520
Utilities	171,266,238	—	—	—	171,266,238
Total Common Stocks	4,986,186,159	—	—	—	4,986,186,159
Money Market Funds	—	—	—	35,630,348	35,630,348
Total Investments	4,986,186,159	—	—	35,630,348	5,021,816,507
Derivatives
Liability
Futures Contracts	(160,068)	—	—	—	(160,068)
Total	4,986,026,091	—	—	35,630,348	5,021,656,439
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	775,000	775,535
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class A
06/12/19	1.570%	16,202	16,202
Series 2015-3 Class A
09/12/19	1.950%	73,845	73,851
Series 2016-1A Class A
05/12/20	2.370%	112,418	112,538
Series 2016-3 Class A
11/12/20	1.700%	596,843	595,918
Series 2016-4 Class A
06/12/20	1.500%	1,398,566	1,396,808
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/18	1.110%	225,513	225,097
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/22	2.720%	800,000	797,240
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/19	1.230%	445,340	444,935
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	189,201	189,149
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/21	1.750%	179,607	179,488
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/18	1.460%	919,151	917,321
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	45,360	45,409
Series 2016-B Class A
10/15/18	3.730%	546,632	548,150
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/26	2.270%	185,882	184,920
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/19	1.440%	836,552	835,057
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	50,004	49,999
Series 2015-2A Class A
11/15/19	1.540%	212,912	212,871
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-3A Class A
03/16/20	2.000%	378,123	378,348
Series 2016-1A Class A
07/15/20	2.350%	263,132	263,120
Series 2016-3A Class A
11/16/20	1.840%	523,483	521,903
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/28	2.620%	2,600,000	2,616,469
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/20	1.420%	937,000	936,610
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/21	1.950%	1,375,000	1,375,391
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/19	1.610%	460,000	459,088
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/22	2.220%	900,000	898,107
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.408%	22,230	22,230
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/20	2.270%	1,025,000	1,017,989
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/26	2.280%	376,850	374,092
Series 2014-AA Class A
11/25/26	1.770%	540,643	529,634
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/19	1.560%	700,000	699,546
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/20	1.500%	675,000	667,810
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/32	2.520%	361,730	358,207
Series 2016-1A Class A
12/20/33	2.250%	853,373	833,738
Navient Private Education Loan Trust(a),(b)
Series 2015-AA Class A1
12/15/21	1.412%	26,472	26,467
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/21	2.200%	700,000	697,949

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/29	1.470%	350,741	348,305
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	211,091	211,471
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/29	1.440%	99,923	99,283
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/19	1.340%	945,000	944,160
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/33	2.430%	1,072,215	1,050,981
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/45	3.830%	1,354,503	1,381,906
SLM Private Education Loan Trust(a),(b)
Series 2014-A Class A1
07/15/22	1.512%	104,543	104,513
SLM Student Loan Trust(b)
Series 2005-4 Class A3
01/25/27	1.158%	2,005,614	1,987,209
SMART ABS Trust
Series 2015-1US Class A3A
09/14/18	1.500%	271,216	270,832
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
02/15/23	1.612%	92,878	92,886
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/39	1.700%	235,292	232,500
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/21	1.420%	1,550,000	1,540,150
Series 2016-2A Class A
05/20/21	1.680%	2,000,000	1,993,330
Series 2017-1A Class A
09/20/21	2.060%	875,000	878,177
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/19	1.420%	1,085,000	1,082,504
Total Asset-Backed Securities — Non-Agency (Cost $32,578,223)			32,495,393

Commercial Mortgage-Backed Securities - Agency 2.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
Series 2011-161 Class A
01/16/34	1.738%	358,715	358,297
Series 2012-111 Class AC
04/16/47	2.211%	84,541	84,600
Series 2012-25 Class A
11/16/42	2.575%	1,126,517	1,134,460
Series 2013-12 Class A
10/16/42	1.410%	1,595,990	1,565,096
Series 2013-126 Class AB
04/16/38	1.540%	868,667	856,134
Series 2013-146 Class AH
08/16/40	2.000%	798,644	797,187
Series 2013-17 Class AH
10/16/43	1.558%	867,995	848,441
Series 2013-194 Class AB
05/16/38	2.250%	533,155	530,937
Series 2013-2 Class AB
12/16/42	1.600%	618,830	612,956
Series 2013-30 Class A
05/16/42	1.500%	1,533,672	1,503,233
Series 2013-32 Class AB
01/16/42	1.900%	554,981	547,429
Series 2013-33 Class A
07/16/38	1.061%	1,666,636	1,628,651
Series 2013-40 Class A
10/16/41	1.511%	918,162	899,903
Series 2013-45 Class A
10/16/40	1.450%	1,456,491	1,442,054
Series 2013-50 Class AH
06/16/39	2.100%	961,908	957,980
Series 2013-57 Class A
06/16/37	1.350%	2,427,642	2,373,889
Series 2013-61 Class A
01/16/43	1.450%	1,043,381	1,014,430
Series 2013-73 Class AE
01/16/39	1.350%	1,579,599	1,553,734
Series 2013-78 Class AB
07/16/39	1.624%	986,236	970,889
Series 2014-24 Class BA
07/16/38	2.100%	804,164	800,374
Series 2014-47 Class AB
08/16/40	2.250%	123,679	123,763
Series 2014-64 Class A
02/16/45	2.200%	612,677	612,267

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-67 Class AE
05/16/39	2.150%	326,335	328,804
Series 2015-109 Class A
02/16/40	2.528%	494,182	494,815
Series 2015-21 Class A
11/16/42	2.600%	823,092	826,416
Series 2015-5 Class KA
11/16/39	2.500%	434,105	433,671
Series 2015-78 Class A
06/16/40	2.918%	1,019,304	1,027,102
Series 2015-85 Class AF
05/16/44	2.400%	389,113	388,870
Total Commercial Mortgage-Backed Securities - Agency (Cost $25,181,136)			24,716,382

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	1,278,923	1,296,695
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/36	3.786%	1,247,129	1,291,944
Series 2014-SFR3 Class A
12/17/36	3.678%	1,388,274	1,428,750
Series 2015-SFR2 Class A
10/17/45	3.732%	756,331	779,729
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/29	3.847%	287,730	296,908
CD Mortgage Trust
Series 2007-CD5 Class A4
11/15/44	5.886%	412,867	415,538
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/33	2.757%	2,325,000	2,337,218
COBALT CMBS Commercial Mortgage Trust(b)
Series 2007-C2 Class A3
04/15/47	5.484%	87,005	86,896
Series 2007-C3 Class A4
05/15/46	5.880%	550,430	551,624
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/50	2.543%	322,021	319,826
Commercial Mortgage Pass-Through Certificates(b)
Series 2007-C9 Class A4
12/10/49	5.808%	328,071	329,271
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust
Series 2013-LC13 Class A2
08/10/46	3.009%	1,575,000	1,602,450
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/46	5.002%	225,000	242,220
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/35	5.743%	196,548	207,534
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/46	3.019%	1,144,810	1,163,697
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	536,943
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	730,631
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	700,148
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09/15/45	5.866%	562,774	571,586
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/47	1.551%	660,046	658,736
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	489,438
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/49	2.454%	975,000	972,656
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4A
08/12/45	5.949%	114,036	113,946
Series 2010-GG10 Class A4A
08/15/45	5.949%	129,156	128,981
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/45	2.850%	1,550,000	1,561,993
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/45	2.870%	925,000	935,212
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $19,697,241)			19,750,570

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Common Stocks 60.5%
Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Hotels, Restaurants & Leisure 1.8%
Marriott International, Inc., Class A	47,326	4,457,163
McDonald’s Corp.	65,105	8,438,259
Royal Caribbean Cruises Ltd.	31,650	3,105,181
Starbucks Corp.	71,325	4,164,667
Total		20,165,270
Household Durables 0.3%
Newell Brands, Inc.	57,005	2,688,926
Internet & Direct Marketing Retail 0.7%
Expedia, Inc.	38,995	4,919,999
Liberty Interactive Corp., Class A(c)	127,140	2,545,343
Total		7,465,342
Media 2.5%
Comcast Corp., Class A	507,824	19,089,104
Walt Disney Co. (The)	73,050	8,283,139
Total		27,372,243
Specialty Retail 1.6%
Lowe’s Companies, Inc.	180,544	14,842,522
Michaels Companies, Inc. (The)(c)	126,189	2,825,372
Total		17,667,894
Textiles, Apparel & Luxury Goods 1.1%
Coach, Inc.	157,570	6,512,368
PVH Corp.	57,966	5,997,742
Total		12,510,110
Total Consumer Discretionary		87,869,785
Consumer Staples 5.0%
Beverages 1.0%
PepsiCo, Inc.	97,075	10,858,810
Food & Staples Retailing 1.6%
CVS Health Corp.	94,711	7,434,813
Kroger Co. (The)	208,155	6,138,491
Walgreens Boots Alliance, Inc.	54,480	4,524,564
Total		18,097,868
Food Products 0.4%
Kellogg Co.	60,700	4,407,427
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.0%
Philip Morris International, Inc.	194,560	21,965,824
Total Consumer Staples		55,329,929
Energy 4.3%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	78,565	6,135,927
Oil, Gas & Consumable Fuels 3.7%
Canadian Natural Resources Ltd.	201,429	6,604,857
Chevron Corp.	87,616	9,407,330
ConocoPhillips	159,379	7,948,231
EQT Corp.	29,475	1,800,922
Exxon Mobil Corp.	130,325	10,687,953
Noble Energy, Inc.	126,909	4,358,055
Total		40,807,348
Total Energy		46,943,275
Financials 10.0%
Banks 4.9%
Citigroup, Inc.	328,798	19,668,696
JPMorgan Chase & Co.	228,510	20,072,318
Wells Fargo & Co.	255,566	14,224,804
Total		53,965,818
Capital Markets 2.6%
Bank of New York Mellon Corp. (The)	273,996	12,940,831
BlackRock, Inc.	4,338	1,663,667
Invesco Ltd.	48,962	1,499,706
Morgan Stanley	234,825	10,059,903
S&P Global, Inc.	19,130	2,501,056
Total		28,665,163
Diversified Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(c)	123,152	20,526,976
Insurance 0.7%
Aon PLC	62,580	7,427,620
Total Financials		110,585,577

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 8.9%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(c)	34,935	4,235,519
Biogen, Inc.(c)	20,040	5,479,337
Celgene Corp.(c)	63,605	7,914,370
Vertex Pharmaceuticals, Inc.(c)	25,789	2,820,027
Total		20,449,253
Health Care Equipment & Supplies 1.6%
Abbott Laboratories	157,414	6,990,756
Medtronic PLC	63,546	5,119,266
Zimmer Biomet Holdings, Inc.	46,730	5,706,200
Total		17,816,222
Health Care Providers & Services 1.9%
Anthem, Inc.	49,585	8,200,367
Cardinal Health, Inc.	45,434	3,705,143
CIGNA Corp.	60,765	8,901,465
Total		20,806,975
Pharmaceuticals 3.5%
Allergan PLC	34,500	8,242,740
Bristol-Myers Squibb Co.	96,750	5,261,265
Johnson & Johnson	109,361	13,620,913
Pfizer, Inc.	336,935	11,526,546
Total		38,651,464
Total Health Care		97,723,914
Industrials 5.5%
Air Freight & Logistics 1.4%
FedEx Corp.	76,950	15,016,793
Building Products 0.3%
Johnson Controls International PLC	84,986	3,579,610
Commercial Services & Supplies 0.2%
Stericycle, Inc.(c)	27,570	2,285,277
Electrical Equipment 0.3%
Eaton Corp. PLC	49,984	3,706,314
Industrial Conglomerates 2.7%
General Electric Co.	463,383	13,808,814
Honeywell International, Inc.	123,206	15,384,733
Total		29,193,547
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.6%
Nielsen Holdings PLC	156,240	6,454,274
Total Industrials		60,235,815
Information Technology 14.2%
Communications Equipment 0.2%
Palo Alto Networks, Inc.(c)	17,770	2,002,324
Internet Software & Services 4.9%
Akamai Technologies, Inc.(c)	73,660	4,397,502
Alphabet, Inc., Class A(c)	10,574	8,964,637
Alphabet, Inc., Class C(c)	24,408	20,247,900
Facebook, Inc., Class A(c)	143,355	20,363,578
Total		53,973,617
IT Services 1.7%
Fidelity National Information Services, Inc.	89,115	7,095,336
MasterCard, Inc., Class A	99,761	11,220,120
Total System Services, Inc.	12,790	683,753
Total		18,999,209
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Ltd.	60,659	13,281,895
Software 3.2%
Activision Blizzard, Inc.	173,335	8,642,483
Electronic Arts, Inc.(c)	75,143	6,726,801
Microsoft Corp.	300,888	19,816,484
Total		35,185,768
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	224,917	32,311,576
Total Information Technology		155,754,389
Materials 0.9%
Chemicals 0.9%
Sherwin-Williams Co. (The)	31,458	9,757,957
Total Materials		9,757,957
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	89,204	10,841,854
Total Real Estate		10,841,854

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
AT&T, Inc.	276,130	11,473,201
Verizon Communications, Inc.	138,270	6,740,663
Total		18,213,864
Total Telecommunication Services		18,213,864
Utilities 1.1%
Electric Utilities 1.1%
Edison International	59,977	4,774,769
Southern Co. (The)	139,500	6,944,310
Total		11,719,079
Total Utilities		11,719,079
Total Common Stocks (Cost $554,454,250)		664,975,438

Corporate Bonds & Notes 12.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/24	3.800%	840,000	861,790
Bombardier, Inc.(a)
12/01/21	8.750%	45,000	49,275
L-3 Communications Corp.
12/15/26	3.850%	1,075,000	1,089,954
Lockheed Martin Corp.
09/15/21	3.350%	1,250,000	1,294,961
TransDigm, Inc.
05/15/25	6.500%	131,000	132,146
06/15/26	6.375%	39,000	39,023
TransDigm, Inc.(a)
05/15/25	6.500%	17,000	17,149
Total			3,484,298
Automotive 0.2%
Ford Motor Co.
12/08/26	4.346%	1,500,000	1,529,584
Gates Global LLC/Co.(a)
07/15/22	6.000%	59,000	60,033
IHO Verwaltungs GmbH PIK(a)
09/15/26	4.750%	31,000	30,225
ZF North America Capital, Inc.(a)
04/29/25	4.750%	36,000	37,260
Total			1,657,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.4%
Ally Financial, Inc.
09/30/24	5.125%	27,000	27,776
03/30/25	4.625%	91,000	90,545
Bank of America Corp.
01/24/22	5.700%	2,025,000	2,273,419
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	775,000	777,030
Barclays Bank PLC
05/15/24	3.750%	1,000,000	1,029,953
BB&T Corp.(b)
05/01/19	1.564%	1,000,000	1,003,903
Capital One Financial Corp.
06/15/23	3.500%	1,275,000	1,284,968
Citigroup, Inc.
10/21/26	3.200%	1,900,000	1,817,470
Credit Suisse AG
09/09/24	3.625%	750,000	761,335
Discover Financial Services
02/09/27	4.100%	1,085,000	1,085,366
Fifth Third Bancorp
03/15/22	3.500%	890,000	912,856
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	2,000,000	2,045,140
HSBC Holdings PLC
05/25/26	3.900%	1,400,000	1,418,686
Huntington National Bank (The)
06/30/18	2.000%	955,000	957,416
ING Bank NV(a),(b)
03/22/19	2.286%	900,000	911,259
JPMorgan Chase & Co.
08/15/21	4.350%	2,175,000	2,327,711
Morgan Stanley
07/27/26	3.125%	2,000,000	1,908,950
PNC Bank NA
Subordinated
01/30/23	2.950%	950,000	953,631
Regions Financial Corp.
02/08/21	3.200%	995,000	1,011,839
State Street Corp.
11/20/23	3.700%	850,000	889,991
Toronto-Dominion Bank (The)
01/22/19	1.950%	750,000	753,408
U.S. Bancorp
Subordinated
04/27/26	3.100%	775,000	761,939

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.
Subordinated
02/13/23	3.450%	1,700,000	1,715,519
Total			26,720,110
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/21	9.000%	26,000	27,478
Building Materials 0.0%
Allegion PLC
09/15/23	5.875%	18,000	19,215
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,181
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	62,000	64,325
Beacon Roofing Supply, Inc.
10/01/23	6.375%	86,000	91,590
HD Supply, Inc.(a)
12/15/21	5.250%	15,000	15,769
04/15/24	5.750%	16,000	16,829
Standard Industries, Inc.(a)
02/15/23	5.500%	30,000	30,675
US Concrete, Inc.(a)
06/01/24	6.375%	26,000	26,910
US Concrete, Inc.
06/01/24	6.375%	17,000	17,595
Total			311,089
Cable and Satellite 0.4%
Altice US Finance I Corp.(a)
07/15/23	5.375%	55,000	56,719
05/15/26	5.500%	68,000	69,870
CCO Holdings LLC/Capital Corp.(a)
05/01/25	5.375%	144,000	147,780
02/15/26	5.750%	33,000	34,650
05/01/26	5.500%	3,000	3,105
05/01/27	5.875%	22,000	23,100
Cequel Communications Holdings I LLC/Capital Corp.(a)
12/15/21	5.125%	9,000	9,124
07/15/25	7.750%	42,000	46,436
CSC Holdings LLC
06/01/24	5.250%	34,000	33,873
CSC Holdings LLC(a)
10/15/25	6.625%	52,000	56,420
10/15/25	10.875%	123,000	147,600
DISH DBS Corp.
11/15/24	5.875%	117,000	122,879
07/01/26	7.750%	65,000	75,562
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
04/01/41	5.950%	1,000,000	1,219,941
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	20,000	19,738
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	40,000	40,900
07/15/26	5.375%	31,000	31,698
Sky PLC(a)
11/26/22	3.125%	1,000,000	995,319
Time Warner Cable LLC
05/01/37	6.550%	415,000	475,878
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/25	5.000%	103,000	105,317
Videotron Ltd.
07/15/22	5.000%	55,000	57,406
Videotron Ltd./Ltee(a),(d)
04/15/27	5.125%	32,000	32,000
Virgin Media Finance PLC(a)
01/15/25	5.750%	105,000	105,262
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	26,000	26,130
Ziggo Secured Finance BV(a)
01/15/27	5.500%	66,000	65,993
Total			4,002,700
Chemicals 0.4%
Angus Chemical Co.(a)
02/15/23	8.750%	31,000	31,930
Atotech USA, Inc.(a)
02/01/25	6.250%	51,000	51,637
Axalta Coating Systems LLC(a)
08/15/24	4.875%	41,000	42,025
Celanese U.S. Holdings LLC
11/15/22	4.625%	1,200,000	1,271,659
Chemours Co. (The)
05/15/23	6.625%	36,000	38,160
05/15/25	7.000%	50,000	53,825
Dow Chemical Co. (The)
11/01/29	7.375%	475,000	643,712
Eastman Chemical Co.
01/15/20	2.700%	625,000	633,549
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	34,000	35,785
Huntsman International LLC
11/15/20	4.875%	20,000	20,850
INEOS Group Holdings SA(a)
08/01/24	5.625%	64,000	64,160

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Koppers, Inc.(a)
02/15/25	6.000%	14,000	14,455
LYB International Finance BV
03/15/44	4.875%	1,000,000	1,035,894
Olin Corp.
09/15/27	5.125%	21,000	21,355
Platform Specialty Products Corp.(a)
05/01/21	10.375%	28,000	31,150
02/01/22	6.500%	42,000	43,575
PQ Corp.(a)
11/15/22	6.750%	48,000	51,000
WR Grace & Co.(a)
10/01/21	5.125%	29,000	30,414
Total			4,115,135
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/22	2.850%	775,000	781,697
John Deere Capital Corp.
03/10/20	2.050%	700,000	700,423
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	46,000	47,035
United Rentals North America, Inc.
09/15/26	5.875%	77,000	80,272
05/15/27	5.500%	58,000	58,580
Total			1,668,007
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/19	6.375%	11,000	11,316
12/01/20	8.750%	45,000	46,575
12/01/22	7.875%	67,000	72,109
APX Group, Inc.(a)
12/01/22	7.875%	27,000	29,160
Carlson Travel, Inc.(a)
12/15/23	6.750%	8,000	8,320
IHS Markit Ltd.(a)
11/01/22	5.000%	52,000	54,470
02/15/25	4.750%	21,000	21,630
Interval Acquisition Corp.
04/15/23	5.625%	77,000	78,155
Total			321,735
Consumer Products 0.1%
American Greetings Corp.(a)
02/15/25	7.875%	6,000	6,300
Prestige Brands, Inc.(a)
03/01/24	6.375%	62,000	65,100
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Procter & Gamble Co. (The)
02/02/26	2.700%	900,000	880,444
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	76,000	80,750
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	2,000	2,023
Spectrum Brands, Inc.
12/15/24	6.125%	25,000	26,437
07/15/25	5.750%	31,000	32,782
Springs Industries, Inc.
06/01/21	6.250%	40,000	40,950
Tempur Sealy International, Inc.
10/15/23	5.625%	54,000	54,270
06/15/26	5.500%	30,000	29,580
Valvoline, Inc.(a)
07/15/24	5.500%	41,000	43,050
Total			1,261,686
Diversified Manufacturing 0.1%
Entegris, Inc.(a)
04/01/22	6.000%	39,000	40,706
Manitowoc Foodservice, Inc.
02/15/24	9.500%	8,000	9,220
SPX FLOW, Inc.(a)
08/15/26	5.875%	38,000	38,333
United Technologies Corp.
06/01/22	3.100%	900,000	926,279
WESCO Distribution, Inc.
06/15/24	5.375%	15,000	15,375
Zekelman Industries, Inc.(a)
06/15/23	9.875%	20,000	22,350
Total			1,052,263
Electric 1.2%
AES Corp. (The)
07/01/21	7.375%	50,000	56,500
Arizona Public Service Co.
04/01/42	4.500%	325,000	344,213
Calpine Corp.(a)
01/15/24	5.875%	50,000	52,688
CMS Energy Corp.
03/01/24	3.875%	950,000	980,345
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	550,000	584,791
Dominion Resources, Inc.
10/01/25	3.900%	800,000	814,560

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
04/15/33	6.375%	610,000	749,580
Dynegy, Inc.
11/01/24	7.625%	16,000	15,280
Emera US Finance LP
06/15/26	3.550%	1,000,000	983,027
Indiana Michigan Power Co.
03/15/37	6.050%	585,000	716,015
Nevada Power Co.
08/01/18	6.500%	650,000	691,211
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	725,000	736,016
NRG Energy, Inc.
05/01/24	6.250%	21,000	20,934
05/15/26	7.250%	27,000	27,810
NRG Energy, Inc.(a)
01/15/27	6.625%	49,000	48,878
NRG Yield Operating LLC
08/15/24	5.375%	71,000	72,065
NRG Yield Operating LLC(a)
09/15/26	5.000%	14,000	13,615
Pacific Gas & Electric Co.
03/01/37	5.800%	700,000	864,298
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	47,000	47,588
PPL Capital Funding, Inc.
06/01/23	3.400%	1,000,000	1,009,838
Progress Energy, Inc.
03/01/31	7.750%	500,000	696,288
Public Service Co. of Colorado
05/15/25	2.900%	650,000	642,754
Southern California Edison Co.
09/01/40	4.500%	350,000	374,812
Southern Co. (The)
07/01/23	2.950%	1,200,000	1,168,081
TransAlta Corp.
06/03/17	1.900%	840,000	840,000
WEC Energy Group, Inc.
06/15/25	3.550%	950,000	967,723
Total			13,518,910
Finance Companies 0.2%
Aircastle Ltd.
03/15/21	5.125%	15,000	15,900
02/15/22	5.500%	15,000	16,087
04/01/23	5.000%	10,000	10,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/25	3.373%	1,690,000	1,734,374
iStar, Inc.
04/01/22	6.000%	27,000	27,405
Navient Corp.
03/25/20	8.000%	5,000	5,431
10/26/20	5.000%	36,000	35,910
07/26/21	6.625%	1,000	1,035
01/25/22	7.250%	35,000	36,346
06/15/22	6.500%	20,000	20,175
01/25/23	5.500%	17,000	16,235
10/25/24	5.875%	7,000	6,530
OneMain Financial Holdings LLC(a)
12/15/21	7.250%	110,000	115,225
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	19,000	19,760
02/15/24	5.500%	19,000	19,760
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	83,000	84,660
Quicken Loans, Inc.(a)
05/01/25	5.750%	48,000	47,160
Total			2,212,518
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	1,550,000	1,577,607
Anheuser-Busch InBev Worldwide, Inc.
01/15/42	4.950%	825,000	886,777
B&G Foods, Inc.(d)
04/01/25	5.250%	22,000	22,193
Chobani LLC/Finance Corp., Inc.(a),(d)
04/15/25	7.500%	30,000	30,712
ConAgra Foods, Inc.
01/25/23	3.200%	935,000	938,957
Constellation Brands, Inc.
11/15/24	4.750%	390,000	420,077
Diageo Investment Corp.
05/11/22	2.875%	864,000	879,638
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	29,000	29,072
Kraft Heinz Foods Co.
07/15/22	3.500%	905,000	924,694
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	16,000	16,320
11/01/26	4.875%	65,000	66,300
Molson Coors Brewing Co.
05/01/42	5.000%	700,000	738,433

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
03/05/22	2.750%	560,000	567,973
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	21,000	21,893
Post Holdings, Inc.(a)
03/01/25	5.500%	22,000	22,110
08/15/26	5.000%	48,000	45,960
03/01/27	5.750%	36,000	35,910
Total			7,224,626
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	17,000	18,317
04/01/26	6.375%	16,000	17,120
Eagle II Acquisition Co. LLC(a)
04/01/25	6.000%	16,000	16,480
International Game Technology PLC(a)
02/15/22	6.250%	66,000	70,455
02/15/25	6.500%	48,000	51,120
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	55,000	56,925
MGM Resorts International
10/01/20	6.750%	25,000	27,500
12/15/21	6.625%	25,000	27,656
03/15/23	6.000%	54,000	58,320
09/01/26	4.625%	44,000	42,680
Penn National Gaming, Inc.(a)
01/15/27	5.625%	13,000	12,903
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	11,000	11,193
Scientific Games International, Inc.(a)
01/01/22	7.000%	90,000	96,075
Scientific Games International, Inc.
12/01/22	10.000%	56,000	59,710
Seminole Tribe of Florida, Inc.(a)
10/01/20	6.535%	35,000	35,350
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	42,000	42,315
Tunica-Biloxi Gaming Authority(a),(e)
11/15/16	0.000%	27,000	9,450
Total			653,569
Health Care 0.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	8,080
02/15/23	5.625%	10,000	10,356
03/01/24	6.500%	40,000	42,100
Alere, Inc.(a)
07/01/23	6.375%	15,000	15,244
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amsurg Corp.
07/15/22	5.625%	45,000	46,125
Cardinal Health, Inc.
12/15/20	4.625%	625,000	673,183
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	46,000	47,150
CHS/Community Health Systems, Inc.
02/01/22	6.875%	35,000	30,100
03/31/23	6.250%	65,000	66,137
Covidien International Finance SA
06/15/22	3.200%	775,000	792,229
Envision Healthcare Corp.(a)
12/01/24	6.250%	17,000	17,850
Express Scripts Holding Co.
02/25/26	4.500%	1,175,000	1,205,263
HCA, Inc.
02/15/22	7.500%	100,000	114,375
03/15/24	5.000%	56,000	58,730
04/15/25	5.250%	89,000	94,562
02/15/26	5.875%	30,000	31,650
06/15/26	5.250%	15,000	15,788
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	26,000	25,968
McKesson Corp.
12/15/22	2.700%	650,000	637,673
MEDNAX, Inc.(a)
12/01/23	5.250%	61,000	62,220
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	68,000	73,270
Quintiles IMS, Inc.(a)
05/15/23	4.875%	24,000	24,330
10/15/26	5.000%	67,000	67,251
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	40,000	40,900
Team Health Holdings, Inc.(a)
02/01/25	6.375%	32,000	31,120
Tenet Healthcare Corp.
06/01/20	4.750%	41,000	41,820
10/01/20	6.000%	20,000	21,150
04/01/22	8.125%	8,000	8,350
06/15/23	6.750%	42,000	41,265
Tenet Healthcare Corp.(a)
01/01/22	7.500%	43,000	46,440
Total			4,390,679
Healthcare Insurance 0.3%
Aetna, Inc.
06/15/23	2.800%	1,100,000	1,091,011

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
08/15/21	3.700%	400,000	414,375
Centene Corp.
05/15/22	4.750%	29,000	29,798
02/15/24	6.125%	62,000	66,572
01/15/25	4.750%	27,000	27,152
Molina Healthcare, Inc.
11/15/22	5.375%	25,000	25,938
UnitedHealth Group, Inc.
01/15/27	3.450%	1,600,000	1,622,789
WellCare Health Plans, Inc.
04/01/25	5.250%	51,000	52,188
Total			3,329,823
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	39,330
06/01/26	5.250%	8,000	7,970
Meritage Homes Corp.
06/01/25	6.000%	19,000	19,796
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/21	5.250%	8,000	8,240
03/01/24	5.625%	46,000	47,610
Total			122,946
Independent Energy 0.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	900,000	1,062,261
Antero Resources Corp.
12/01/22	5.125%	52,000	52,683
Callon Petroleum Co.(a)
10/01/24	6.125%	22,000	22,880
Canadian Natural Resources Ltd.
04/15/24	3.800%	1,150,000	1,157,745
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	71,000	71,177
Chesapeake Energy Corp.(a)
01/15/25	8.000%	45,000	45,000
Continental Resources, Inc.
04/15/23	4.500%	35,000	34,059
06/01/24	3.800%	45,000	41,850
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	90,000	95,400
Denbury Resources, Inc.(a)
05/15/21	9.000%	46,000	48,530
Diamondback Energy, Inc.(a)
11/01/24	4.750%	12,000	12,071
05/31/25	5.375%	105,000	107,625
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	127,000	133,985
Halcon Resources Corp.(a)
02/15/25	6.750%	40,000	39,280
Laredo Petroleum, Inc.
01/15/22	5.625%	66,000	65,835
03/15/23	6.250%	42,000	42,630
MEG Energy Corp.(a)
01/15/25	6.500%	37,000	37,000
Newfield Exploration Co.
07/01/24	5.625%	46,000	48,473
Noble Energy, Inc.
03/01/41	6.000%	700,000	777,535
Oasis Petroleum, Inc.
01/15/23	6.875%	45,000	45,788
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	26,000	27,560
01/15/25	5.375%	59,000	59,737
08/15/25	5.250%	56,000	56,560
PDC Energy, Inc.(a)
09/15/24	6.125%	59,000	60,475
Range Resources Corp.(a)
06/01/21	5.750%	35,000	35,875
RSP Permian, Inc.(a)
01/15/25	5.250%	94,000	94,705
SM Energy Co.
06/01/25	5.625%	12,000	11,484
09/15/26	6.750%	114,000	114,926
Whiting Petroleum Corp.
03/15/21	5.750%	54,000	53,460
04/01/23	6.250%	34,000	33,830
Woodside Finance Ltd.(a)
03/05/25	3.650%	1,275,000	1,255,491
WPX Energy, Inc.
01/15/22	6.000%	139,000	141,432
Total			5,887,342
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	1,000,000	1,036,689
Cenovus Energy, Inc.
09/15/23	3.800%	1,000,000	1,010,094
Petro-Canada
05/15/18	6.050%	565,000	591,546
Total			2,638,329

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	15,000	15,131
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	36,000	36,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	33,000	34,980
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	17,000	17,850
Total			103,961
Life Insurance 0.4%
American International Group, Inc.
02/15/24	4.125%	1,200,000	1,230,922
Five Corners Funding Trust(a)
11/15/23	4.419%	1,075,000	1,144,419
MetLife Global Funding I(a)
12/18/26	3.450%	1,100,000	1,106,777
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	1,100,000	1,104,488
Total			4,586,606
Lodging 0.0%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	27,187
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	23,000	22,713
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	17,000	17,850
Playa Resorts Holding BV(a)
08/15/20	8.000%	56,000	58,870
Total			126,620
Media and Entertainment 0.3%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	730,008
AMC Networks, Inc.
04/01/24	5.000%	24,000	24,000
CBS Radio, Inc.(a)
11/01/24	7.250%	11,000	11,550
Match Group, Inc.
06/01/24	6.375%	42,000	45,439
MDC Partners, Inc.(a)
05/01/24	6.500%	87,000	82,976
Netflix, Inc.
02/15/25	5.875%	67,000	72,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/26	4.375%	114,000	112,005
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	56,000	55,790
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	84,000	87,885
RELX Capital, Inc.
10/15/22	3.125%	700,000	698,543
Scripps Networks Interactive, Inc.
11/15/24	3.900%	875,000	888,182
Thomson Reuters Corp.
05/23/43	4.500%	700,000	658,391
Univision Communications, Inc.(a)
02/15/25	5.125%	54,000	53,123
Total			3,519,917
Metals and Mining 0.1%
Constellium NV(a)
05/15/24	5.750%	76,000	70,300
03/01/25	6.625%	36,000	34,627
Freeport-McMoRan, Inc.
03/01/22	3.550%	15,000	13,913
03/15/23	3.875%	30,000	27,589
11/14/24	4.550%	100,000	93,125
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	45,000	47,250
HudBay Minerals, Inc.(a)
01/15/23	7.250%	11,000	11,660
01/15/25	7.625%	43,000	46,655
Novelis Corp.(a)
08/15/24	6.250%	19,000	19,808
09/30/26	5.875%	82,000	83,742
Teck Resources Ltd.(a)
06/01/24	8.500%	30,000	34,612
Teck Resources Ltd.
07/15/41	6.250%	94,000	97,525
Vale Overseas Ltd.
01/11/22	4.375%	825,000	838,695
Total			1,419,501
Midstream 0.6%
Energy Transfer Equity LP
06/01/27	5.500%	144,000	150,480
Enterprise Products Operating LLC
02/01/41	5.950%	825,000	943,111
Holly Energy Partners LP/Finance Corp.(a)
08/01/24	6.000%	62,000	64,945

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/44	5.500%	1,175,000	1,173,272
MPLX LP
03/01/27	4.125%	890,000	886,142
Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	900,000	1,008,848
Southern Natural Gas Co. LLC(a)
03/15/47	4.800%	625,000	631,684
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	14,000	14,070
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	12,000	12,195
05/01/23	5.250%	2,000	2,045
11/15/23	4.250%	16,000	15,640
03/15/24	6.750%	28,000	30,380
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	79,000	81,765
Tesoro Logistics LP/Finance Corp.
10/15/22	6.250%	53,000	55,981
05/01/24	6.375%	20,000	21,500
01/15/25	5.250%	72,000	75,240
Williams Companies, Inc. (The)
06/24/24	4.550%	116,000	116,870
Williams Partners LP
03/04/24	4.300%	1,125,000	1,157,584
Total			6,441,752
Natural Gas 0.2%
NiSource Finance Corp.
02/15/44	4.800%	800,000	840,950
Sempra Energy
10/01/22	2.875%	1,226,000	1,221,226
Total			2,062,176
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	1,075,000	1,070,800
Oil Field Services 0.0%
Nabors Industries, Inc.(a)
01/15/23	5.500%	8,000	8,165
Precision Drilling Corp.(a)
12/15/23	7.750%	4,000	4,210
SESI LLC
12/15/21	7.125%	8,000	8,100
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	13,000	12,984
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Weatherford International Ltd.
06/15/21	7.750%	29,000	31,248
06/15/23	8.250%	59,000	64,162
08/01/36	6.500%	3,000	2,835
Weatherford International Ltd.(a)
02/15/24	9.875%	47,000	54,402
Total			186,106
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.(a)
02/01/22	6.250%	23,000	23,345
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	14,000	14,385
03/15/27	5.375%	14,000	14,140
Duke Realty LP
04/15/23	3.625%	875,000	886,552
Total			915,077
Packaging 0.0%
ARD Finance SA PIK(a)
09/15/23	7.125%	26,000	26,780
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	104,000	111,280
02/15/25	6.000%	43,000	43,484
Berry Plastics Corp.
05/15/22	5.500%	13,000	13,504
10/15/22	6.000%	24,000	25,380
07/15/23	5.125%	36,000	36,900
Novolex (a)
01/15/25	6.875%	16,000	16,346
Owens-Brockway Glass Container, Inc.(a)
01/15/25	5.375%	16,000	16,240
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	38,000	38,950
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	29,000	29,834
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	55,000	58,884
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	28,000	28,717
Total			446,299
Pharmaceuticals 0.5%
AbbVie, Inc.
05/14/21	2.300%	625,000	617,152
Actavis Funding SCS
03/15/35	4.550%	550,000	551,495

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
03/15/40	5.750%	390,000	440,978
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	42,000	35,805
Gilead Sciences, Inc.
04/01/24	3.700%	1,225,000	1,258,347
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	51,000	53,167
Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	19,000	18,098
04/15/25	5.500%	4,000	3,680
Roche Holdings, Inc.(a)
09/30/24	3.350%	510,000	524,080
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	1,300,000	1,256,618
Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	16,000	14,020
12/01/21	5.625%	12,000	9,660
03/15/22	6.500%	13,000	13,374
03/01/23	5.500%	17,000	13,090
05/15/23	5.875%	55,000	42,694
03/15/24	7.000%	54,000	55,417
04/15/25	6.125%	148,000	113,960
Total			5,021,635
Property & Casualty 0.6%
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	4,000	4,197
Berkshire Hathaway, Inc.
03/15/23	2.750%	825,000	825,205
Chubb Corp. (The)(b)
Junior Subordinated
04/15/37	6.375%	875,000	846,562
CNA Financial Corp.
03/01/26	4.500%	1,000,000	1,056,883
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	750,000	828,057
Hub Holdings LLC/Finance, Inc.(a)
PIK
07/15/19	8.125%	4,000	4,000
HUB International Ltd.(a)
10/01/21	7.875%	107,000	111,547
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	670,000	727,952
Loews Corp.
05/15/23	2.625%	1,300,000	1,277,158
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transatlantic Holdings, Inc.
11/30/39	8.000%	450,000	595,487
Total			6,277,048
Railroads 0.2%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	900,000	925,054
CSX Corp.
03/15/44	4.100%	800,000	767,799
Total			1,692,853
Refining 0.0%
Marathon Petroleum Corp.
03/01/41	6.500%	395,000	437,181
Restaurants 0.0%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	44,000	45,045
04/01/22	6.000%	28,000	29,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	36,000	36,630
Total			110,725
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	1,100,000	1,082,638
Simon Property Group LP
02/01/40	6.750%	415,000	540,749
Total			1,623,387
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	28,000	28,980
CVS Health Corp.
07/20/22	3.500%	1,000,000	1,029,216
Group 1 Automotive, Inc.
06/01/22	5.000%	12,000	12,090
Hanesbrands, Inc.(a)
05/15/24	4.625%	22,000	21,697
Home Depot, Inc. (The)
04/01/26	3.000%	520,000	519,092
L Brands, Inc.
11/01/35	6.875%	33,000	31,845
Penske Automotive Group, Inc.
12/01/24	5.375%	39,000	39,097
05/15/26	5.500%	15,000	14,700
Rite Aid Corp.(a)
04/01/23	6.125%	14,000	13,878

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	18,000	20,160
Target Corp.
07/01/24	3.500%	450,000	460,835
Total			2,191,590
Technology 0.6%
Apple, Inc.
02/09/24	3.000%	1,400,000	1,412,026
Camelot Finance SA(a)
10/15/24	7.875%	22,000	23,155
Cisco Systems, Inc.
09/20/26	2.500%	1,100,000	1,044,413
Equinix, Inc.
01/01/22	5.375%	22,000	23,155
04/01/23	5.375%	14,000	14,578
01/15/26	5.875%	42,000	44,677
05/15/27	5.375%	81,000	83,632
First Data Corp.(a)
08/15/23	5.375%	37,000	38,526
12/01/23	7.000%	84,000	90,090
01/15/24	5.750%	52,000	53,638
Gartner, Inc.(a)
04/01/25	5.125%	48,000	48,900
Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	1,000,000	1,029,757
Informatica LLC(a)
07/15/23	7.125%	28,000	27,230
Microsoft Corp.
02/06/24	2.875%	1,475,000	1,484,477
MSCI, Inc.(a)
11/15/24	5.250%	32,000	33,680
08/15/25	5.750%	35,000	37,187
08/01/26	4.750%	17,000	17,170
Oracle Corp.
04/15/38	6.500%	675,000	887,997
PTC, Inc.
05/15/24	6.000%	49,000	52,185
Qualitytech LP/Finance Corp.
08/01/22	5.875%	31,000	31,814
Riverbed Technology, Inc.(a)
03/01/23	8.875%	20,000	20,450
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	44,000	46,640
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	56,000	63,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Symantec Corp.(a)
04/15/25	5.000%	42,000	43,068
VeriSign, Inc.
05/01/23	4.625%	63,000	63,709
Total			6,716,134
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	43,000	39,775
ERAC U.S.A. Finance LLC(a)
10/15/37	7.000%	1,000,000	1,263,891
Hertz Corp. (The)(a)
10/15/24	5.500%	68,000	59,075
Total			1,362,741
Wireless 0.2%
Rogers Communications, Inc.
11/15/26	2.900%	1,200,000	1,130,213
SBA Communications Corp.(a)
09/01/24	4.875%	155,000	153,031
SFR Group SA(a)
05/15/22	6.000%	97,000	100,516
05/01/26	7.375%	75,000	77,250
Sprint Communications, Inc.(a)
03/01/20	7.000%	82,000	89,380
Sprint Corp.
06/15/24	7.125%	51,000	54,443
02/15/25	7.625%	173,000	189,002
T-Mobile USA, Inc.
03/01/25	6.375%	9,000	9,698
01/15/26	6.500%	94,000	102,930
Wind Acquisition Finance SA(a)
04/30/20	6.500%	11,000	11,371
07/15/20	4.750%	43,000	43,699
04/23/21	7.375%	17,000	17,680
Total			1,979,213
Wirelines 0.6%
AT&T, Inc.
08/15/40	6.000%	1,800,000	1,973,284
CenturyLink, Inc.
03/15/22	5.800%	46,000	47,438
04/01/24	7.500%	31,000	32,773
04/01/25	5.625%	40,000	38,050
Deutsche Telekom International Finance BV
08/20/18	6.750%	760,000	810,245

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Frontier Communications Corp.
07/01/21	9.250%	8,000	8,080
09/15/22	10.500%	32,000	32,400
04/15/24	7.625%	67,000	57,587
01/15/25	6.875%	26,000	21,515
09/15/25	11.000%	106,000	103,085
Level 3 Communications, Inc.
12/01/22	5.750%	21,000	21,735
Level 3 Financing, Inc.
08/15/22	5.375%	23,000	23,776
02/01/23	5.625%	19,000	19,665
01/15/24	5.375%	10,000	10,200
03/15/26	5.250%	40,000	40,200
Orange SA
07/08/19	5.375%	875,000	936,393
Telecom Italia SpA(a)
05/30/24	5.303%	41,000	41,410
Telefonica Emisiones SAU
06/20/36	7.045%	550,000	680,154
Verizon Communications, Inc.
03/15/34	5.050%	1,500,000	1,525,336
11/01/34	4.400%	500,000	473,146
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	72,000	76,050
05/15/25	6.375%	54,000	58,286
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	32,000	33,754
Total			7,064,562
Total Corporate Bonds & Notes (Cost $138,246,984)			139,979,574

Foreign Government Obligations(f) 0.4%

Canada 0.3%
Province of Ontario
02/14/18	1.200%	1,800,000	1,797,221
Province of Quebec
05/14/18	4.625%	1,700,000	1,759,919
Total			3,557,140
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/27	6.500%	1,300,000	1,398,475
Total Foreign Government Obligations (Cost $4,847,018)			4,955,615

Inflation-Indexed Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	6,955,000	7,313,724
Total Inflation-Indexed Bonds (Cost $7,219,792)			7,313,724

Residential Mortgage-Backed Securities - Agency 8.3%

Federal Home Loan Mortgage Corp.
04/01/32	7.000%	60,006	68,684
05/01/18- 02/01/38	5.500%	636,876	704,062
08/01/18- 05/01/41	5.000%	1,336,917	1,450,629
10/01/26- 05/01/46	3.500%	31,356,877	32,149,494
01/01/32- 07/01/43	3.000%	3,370,807	3,376,646
04/01/32- 06/01/37	6.000%	429,133	486,339
05/01/32- 07/01/32	6.500%	605,636	674,382
05/01/39- 08/01/41	4.500%	3,201,501	3,443,504
01/01/45- 12/01/45	4.000%	9,460,142	9,930,553
Federal National Mortgage Association
06/01/17- 09/01/32	6.500%	190,949	213,757
02/01/18- 12/01/28	6.000%	109,812	124,176
03/01/26- 12/01/32	7.000%	739,388	796,120
04/01/26- 07/01/46	3.500%	24,888,974	25,616,621
11/01/26- 09/01/40	4.000%	2,834,723	2,973,654
11/01/31- 10/01/46	3.000%	3,409,103	3,471,485
02/01/38- 03/01/38	5.500%	461,496	515,784
Federal National Mortgage Association(d)
02/01/32	3.000%	3,899,047	4,001,419
Federal National Mortgage Association(g)
10/01/40	4.500%	679,428	730,511
Total Residential Mortgage-Backed Securities - Agency (Cost $90,329,845)			90,727,820

Residential Mortgage-Backed Securities - Non-Agency 1.3%

Angel Oak Mortgage Trust LLC(a),(b)
Series 2017-1 Class A1
01/25/47	2.810%	725,000	724,986

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/55	4.000%	758,242	776,779
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/46	3.000%	261,437	263,409
COLT Mortgage Loan Trust(a),(b)
CMO Series 2016-2 Class A1
09/25/46	2.750%	804,631	810,436
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2009-12 Class 9A1
05/26/36	3.067%	50,530	50,531
Mill City Mortgage Trust(a)
CMO Series 2015-1 Class A1
06/25/56	2.230%	415,663	415,926
CMO Series 2016-1 Class A1
04/25/57	2.500%	877,072	871,398
Series 2015-2 Class A1
09/25/57	3.000%	893,998	899,714
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/56	3.750%	623,724	632,361
Springleaf Mortgage Loan Trust(a)
CMO Series 2013-2A Class A
12/25/65	1.780%	223,152	223,341
CMO Series 2013-3A Class A
09/25/57	1.870%	570,523	566,761
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/55	3.500%	1,095,434	1,114,649
CMO Series 2015-4 Class A1
04/25/55	3.500%	770,610	783,616
CMO Series 2015-6 Class A1
04/25/55	3.500%	1,137,457	1,157,961
CMO Series 2016-1 Class A1
02/25/55	3.500%	1,150,358	1,170,363
CMO Series 2016-2 Class A1
08/25/55	3.000%	1,330,801	1,335,842
CMO Series 2016-4 Class A1
07/25/56	2.250%	414,446	409,940
CMO Series 2017-1 Class A1
10/25/56	2.750%	812,960	813,239
Series 2016-3 Class A1
04/25/56	2.250%	693,744	686,982
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(b)
CMO Series 2017-1A Class A1
01/25/47	2.853%	783,378	783,344
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $14,538,325)			14,491,578

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(h)
2nd Lien Term Loan
11/08/24	9.038%	70,954	71,190
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(h)
Term Loan
12/13/19	4.147%	37,000	34,657
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(h)
Tranche A Term Loan
08/23/21	8.553%	40,693	43,287
Media and Entertainment 0.0%
UFC Holdings LLC(b),(h)
2nd Lien Term Loan
08/18/24	8.500%	4,000	4,070
Technology 0.0%
Ancestry.com Operations, Inc.(b),(h)
2nd Lien Term Loan
10/19/24	9.270%	14,902	15,256
Genesys Telecom(b),(h)
Term Loan
12/01/23	5.025%	14,964	15,060
Information Resources, Inc.(b),(h)
2nd Lien Term Loan
01/20/25	9.250%	67,000	66,553
Kronos, Inc.(b),(h)
2nd Lien Term Loan
11/01/24	9.284%	21,000	21,644
Total			118,513
Total Senior Loans (Cost $266,713)			271,717

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
02/10/20	0.908%	5,800,000	5,812,459
02/21/20	1.026%	8,700,000	8,718,174
Total U.S. Government & Agency Obligations (Cost $14,500,000)			14,530,633

U.S. Treasury Obligations 2.3%

U.S. Treasury
08/15/40	3.875%	9,675,000	11,185,210
02/15/45	2.500%	15,730,000	14,134,270
Total U.S. Treasury Obligations (Cost $25,176,853)			25,319,480
Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(i),(j)	62,470,088	62,470,088
Total Money Market Funds (Cost $62,469,514)		62,470,088
Total Investments (Cost: $989,505,894)		1,101,998,012
Other Assets & Liabilities, Net		(2,444,315)
Net Assets		1,099,553,697

At March 31, 2017, securities and/or cash totaling $129,981 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	37	USD	4,608,812	06/2017	39,834	—
U.S. Treasury 10-Year Note	3	USD	373,688	06/2017	135	—
U.S. Treasury 5-Year Note	37	USD	4,355,883	06/2017	27,994	—
U.S. Treasury 5-Year Note	3	USD	353,180	06/2017	—	(170)
Total			9,691,563		67,963	(170)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $70,435,484 or 6.41% of net assets.
(b)	Variable rate security.
(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $9,450 which represents 0% of net assets.
(f)	Principal and interest may not be guaranteed by the government.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2017.
18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	48,571,521	90,412,909	(76,514,342)	62,470,088	(1,402)	89,221	62,470,088
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	32,495,393	—	—	32,495,393
Commercial Mortgage-Backed Securities - Agency	—	24,716,382	—	—	24,716,382
Commercial Mortgage-Backed Securities - Non-Agency	—	19,750,570	—	—	19,750,570
Common Stocks
Consumer Discretionary	87,869,785	—	—	—	87,869,785
Consumer Staples	55,329,929	—	—	—	55,329,929
Energy	46,943,275	—	—	—	46,943,275
Financials	110,585,577	—	—	—	110,585,577
Health Care	97,723,914	—	—	—	97,723,914
Industrials	60,235,815	—	—	—	60,235,815
Information Technology	155,754,389	—	—	—	155,754,389
Materials	9,757,957	—	—	—	9,757,957
Real Estate	10,841,854	—	—	—	10,841,854
Telecommunication Services	18,213,864	—	—	—	18,213,864
Utilities	11,719,079	—	—	—	11,719,079
Total Common Stocks	664,975,438	—	—	—	664,975,438
Corporate Bonds & Notes	—	139,979,574	—	—	139,979,574
Foreign Government Obligations	—	4,955,615	—	—	4,955,615
Inflation-Indexed Bonds	—	7,313,724	—	—	7,313,724
Residential Mortgage-Backed Securities - Agency	—	90,727,820	—	—	90,727,820
Residential Mortgage-Backed Securities - Non-Agency	—	14,491,578	—	—	14,491,578
Senior Loans	—	271,717	—	—	271,717
U.S. Government & Agency Obligations	—	14,530,633	—	—	14,530,633
U.S. Treasury Obligations	25,319,480	—	—	—	25,319,480
Money Market Funds	—	—	—	62,470,088	62,470,088
Total Investments	690,294,918	349,233,006	—	62,470,088	1,101,998,012
Derivatives
Asset
Futures Contracts	67,963	—	—	—	67,963
Liability
Futures Contracts	(170)	—	—	—	(170)
Total	690,362,711	349,233,006	—	62,470,088	1,102,065,805
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
298,186	-	-	298,186
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	21

Portfolio of Investments
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 14.1%
Auto Components 4.5%
American Axle & Manufacturing Holdings, Inc.(a)	85,000	1,596,300
Motorcar Parts of America, Inc.(a)	109,500	3,364,935
Total		4,961,235
Hotels, Restaurants & Leisure 4.8%
Red Robin Gourmet Burgers, Inc.(a)	53,500	3,127,075
Texas Roadhouse, Inc.	47,500	2,115,175
Total		5,242,250
Household Durables 4.0%
Beazer Homes USA, Inc.(a)	40,114	486,583
Lennar Corp., Class A	47,500	2,431,525
William Lyon Homes, Inc., Class A(a)	75,000	1,546,500
Total		4,464,608
Specialty Retail 0.8%
Vitamin Shoppe, Inc.(a)	45,000	906,750
Total Consumer Discretionary		15,574,843
Consumer Staples 4.8%
Food Products 4.8%
Dean Foods Co.	172,000	3,381,520
WhiteWave Foods Co. (The)(a)	35,000	1,965,250
Total		5,346,770
Total Consumer Staples		5,346,770
Energy 4.9%
Energy Equipment & Services 4.9%
Exterran Corp.(a)	70,000	2,201,500
Superior Energy Services, Inc.(a)	140,000	1,996,400
Tetra Technologies, Inc.(a)	300,000	1,221,000
Total		5,418,900
Total Energy		5,418,900
Financials 20.0%
Banks 1.7%
Opus Bank	94,067	1,895,450
Insurance 12.5%
Aspen Insurance Holdings Ltd.	31,500	1,639,575
Hanover Insurance Group, Inc. (The)	38,000	3,422,280
Lincoln National Corp.	50,000	3,272,500
Common Stocks (continued)
Issuer	Shares	Value ($)
National General Holdings Corp.	115,000	2,732,400
State National Companies, Inc.	192,500	2,772,000
Total		13,838,755
Mortgage Real Estate Investment Trusts (REITS) 2.1%
Ladder Capital Corp., Class A	160,069	2,311,397
Thrifts & Mortgage Finance 3.7%
BofI Holding, Inc.(a)	154,879	4,046,988
Total Financials		22,092,590
Health Care 9.8%
Biotechnology 2.0%
Ligand Pharmaceuticals, Inc.(a)	21,000	2,222,640
Health Care Equipment & Supplies 3.1%
Analogic Corp.	22,000	1,669,800
Dentsply Sirona, Inc.	27,500	1,717,100
Total		3,386,900
Health Care Providers & Services 3.3%
PharMerica Corp.(a)	57,000	1,333,800
WellCare Health Plans, Inc.(a)	16,500	2,313,465
Total		3,647,265
Pharmaceuticals 1.4%
Impax Laboratories, Inc.(a)	125,000	1,581,250
Total Health Care		10,838,055
Industrials 10.2%
Aerospace & Defense 2.2%
Cubic Corp.	45,500	2,402,400
Airlines 3.1%
United Continental Holdings, Inc.(a)	49,500	3,496,680
Commercial Services & Supplies 2.7%
Waste Connections, Inc.	33,500	2,955,370
Road & Rail 2.2%
Swift Transportation Co.(a)	120,000	2,464,800
Total Industrials		11,319,250

Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 21.7%
Communications Equipment 7.2%
Calix, Inc.(a)	427,428	3,098,853
Extreme Networks, Inc.(a)	464,586	3,489,041
Viavi Solutions, Inc.(a)	130,000	1,393,600
Total		7,981,494
Electronic Equipment, Instruments & Components 2.6%
Belden, Inc.	22,000	1,522,180
Orbotech Ltd.(a)	40,815	1,316,283
Total		2,838,463
IT Services 5.9%
CACI International, Inc., Class A(a)	25,000	2,932,500
EPAM Systems, Inc.(a)	47,188	3,563,638
Total		6,496,138
Semiconductors & Semiconductor Equipment 2.7%
Ultratech, Inc.(a)	102,000	3,021,240
Software 3.3%
BroadSoft, Inc.(a)	90,000	3,618,000
Total Information Technology		23,955,335
Materials 5.5%
Chemicals 2.8%
Minerals Technologies, Inc.	40,000	3,064,000
Containers & Packaging 2.7%
Owens-Illinois, Inc.(a)	150,000	3,057,000
Total Materials		6,121,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Gaming and Leisure Properties, Inc.	62,500	2,088,750
Total Real Estate		2,088,750
Telecommunication Services 4.4%
Diversified Telecommunication Services 0.9%
Globalstar, Inc.(a)	600,000	960,000
Wireless Telecommunication Services 3.5%
Telephone & Data Systems, Inc.	145,000	3,843,950
Total Telecommunication Services		4,803,950
Total Common Stocks (Cost $85,495,650)		107,559,443

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	2,978,191	2,978,191
Total Money Market Funds (Cost $2,978,000)		2,978,191
Total Investments (Cost: $88,473,650)		110,537,634
Other Assets & Liabilities, Net		11,293
Net Assets		110,548,927

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	5,366,493	6,571,030	(8,959,332)	2,978,191	(268)	9,020	2,978,191
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	15,574,843	—	—	—	15,574,843
Consumer Staples	5,346,770	—	—	—	5,346,770
Energy	5,418,900	—	—	—	5,418,900
Financials	22,092,590	—	—	—	22,092,590
Health Care	10,838,055	—	—	—	10,838,055
Industrials	11,319,250	—	—	—	11,319,250
Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	23,955,335	—	—	—	23,955,335
Materials	6,121,000	—	—	—	6,121,000
Real Estate	2,088,750	—	—	—	2,088,750
Telecommunication Services	4,803,950	—	—	—	4,803,950
Total Common Stocks	107,559,443	—	—	—	107,559,443
Money Market Funds	—	—	—	2,978,191	2,978,191
Total Investments	107,559,443	—	—	2,978,191	110,537,634
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	2,588,948	15,999,697
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,731,971
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,009,433	7,883,675
Total Alternative Strategies Funds (Cost $40,977,130)		37,615,343

Equity Funds 19.5%

Global Real Estate 0.4%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	695,160	6,020,084
International 7.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	608,742	9,758,135
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	650,113	8,548,984
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	165,656	884,603
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	852,617	8,372,698
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	2,530,648	26,597,116
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	1,507,578	17,306,999
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	2,396,931	25,455,408
Total		96,923,943
U.S. Large Cap 9.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,235,682	23,910,451
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	552,667	22,908,054
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	910,473
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	25,362	363,438
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	73,351	1,561,654
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	313,521	7,483,736
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	1,500,297	33,351,602
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	779,899	14,045,974
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	450,896	10,113,591
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(a),(b)	191,881	4,298,144
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	497,154	10,136,977
Total		129,084,094
U.S. Mid Cap 0.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	127,335	2,629,457
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	393,292	9,380,019
Total		12,009,476
U.S. Small Cap 1.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	10,163,783
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	7,642,311
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	5,702,992
Total		23,509,086
Total Equity Funds (Cost $237,655,530)		267,546,683

Fixed-Income Funds 74.2%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	458,466	4,474,626
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	533,479	4,166,468
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	590,748	4,566,482
Investment Grade 72.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	27,420,103	286,814,281
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	4,194,411	40,014,679
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,506,353	25,364,294
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,989,363	62,469,051

Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	21,143,719	234,060,970
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	12,358,455	134,830,748
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	14,349,510	151,530,821
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	6,657,117	67,370,022
Total		1,002,454,866
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,080,443	4,473,035
Total Fixed-Income Funds (Cost $1,022,115,461)		1,020,135,477

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	39,965,513	39,965,513
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	8,725,463	8,725,463
Total Money Market Funds (Cost $48,690,895)		48,690,976
Total Investments (Cost: $1,349,439,016)		1,373,988,479
Other Assets & Liabilities, Net		1,760,322
Net Assets		1,375,748,801

At March 31, 2017, securities and/or cash totaling $1,976,782 were pledged as collateral.
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	184	USD	21,704,640	06/2017	—	(50,374)
TOPIX Index	92	JPY	12,498,877	06/2017	—	(240,424)
U.S. Ultra Bond	115	USD	18,471,875	06/2017	90,330	—
Total			52,675,392		90,330	(290,798)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(12)	USD	(2,597,437)	06/2017	—	(398)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	23,753,636	23,111,422	(6,899,545)	39,965,513	(94)	66,883	39,965,513
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	2,588,948	—	—	2,588,948	—	—	15,999,697
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,450,730	951	(215,999)	1,235,682	1,081,971	—	23,910,451
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	652,849	442	(100,624)	552,667	1,102,931	—	22,908,054
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,439,410	—	—	1,439,410	—	—	13,731,971
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	39,517	—	—	39,517	—	—	910,473
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	450,728	7,738	—	458,466	—	75,673	4,474,626
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	606,662	2,080	—	608,742	—	18,350	9,758,135
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	8,702,390	23,073	—	8,725,463	—	2,075	8,725,463
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	590,748	—	—	590,748	—	—	4,566,482
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	28,703,057	—	(1,282,954)	27,420,103	688,076	—	286,814,281
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	24,322	1,040	—	25,362	—	—	363,438
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,536,939	—	(342,528)	4,194,411	(354,781)	—	40,014,679
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3,917,658	—	(1,411,305)	2,506,353	427,204	—	25,364,294
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	643,058	7,055	—	650,113	—	92,986	8,548,984
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	73,182	169	—	73,351	—	—	1,561,654
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	1,080,443	—	—	1,080,443	—	—	4,473,035
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	481,696	—	—	481,696	—	—	10,163,783
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	6,321,989	—	(332,626)	5,989,363	(27,455)	—	62,469,051
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	23,927,442	6,378	(2,790,101)	21,143,719	358,989	—	234,060,970
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,009,433	—	—	1,009,433	—	—	7,883,675
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	695,160	—	—	695,160	—	—	6,020,084
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	164,022	1,634	—	165,656	—	8,724	884,603
Variable Portfolio – DFA International Value Fund, Class 1 Shares	1,299,472	114,204	(561,059)	852,617	(525,638)	49,289	8,372,698
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	533,479	—	—	533,479	—	—	4,166,468
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	13,761,631	1,292	(1,404,468)	12,358,455	(373,595)	—	134,830,748
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	126,620	715	—	127,335	—	—	2,629,457
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	2,318,930	211,718	—	2,530,648	—	59,539	26,597,116
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	353,016	305,473	(344,968)	313,521	796,081	—	7,483,736
Variable Portfolio – MFS Value Fund, Class 1 Shares	1,558,909	818	(59,430)	1,500,297	461,549	—	33,351,602
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	935,582	808	(156,491)	779,899	767,982	—	14,045,974
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	835,985	657	(385,746)	450,896	3,676,872	—	10,113,591
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	319,630	665	(128,414)	191,881	365,481	—	4,298,144
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	2,035,167	3,797	(531,386)	1,507,578	(1,040,131)	28,717	17,306,999
Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	396,422	375	—	396,797	—	—	7,642,311
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	217,755	—	—	217,755	—	—	5,702,992
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	2,385,139	11,792	—	2,396,931	—	110,830	25,455,408
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	633,921	712	(137,479)	497,154	985,605	—	10,136,977
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,297,313	—	(947,803)	14,349,510	519,626	—	151,530,821
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	392,681	611	—	393,292	—	—	9,380,019
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	7,571,639	—	(914,522)	6,657,117	(210,082)	—	67,370,022
Total	162,827,310	23,815,619	(18,947,448)	167,695,481	8,700,591	513,066	1,373,988,479

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	37,615,343	37,615,343
Equity Funds	—	—	—	267,546,683	267,546,683
Fixed-Income Funds	—	—	—	1,020,135,477	1,020,135,477
Money Market Funds	—	—	—	48,690,976	48,690,976
Total Investments	—	—	—	1,373,988,479	1,373,988,479
Derivatives
Asset
Futures Contracts	90,330	—	—	—	90,330
Liability
Futures Contracts	(291,196)	—	—	—	(291,196)
Total	(200,866)	—	—	1,373,988,479	1,373,787,613
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	5

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	6,592,764	40,743,280
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,837,260
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	2,978,527	23,262,296
Total Alternative Strategies Funds (Cost $102,983,312)		96,842,836

Equity Funds 35.4%

Global Real Estate 0.7%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,076,499	26,642,480
International 11.1%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,581,147	25,345,789
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	2,558,684	33,646,687
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	878,472	4,691,043
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	6,222,430	61,104,261
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	9,453,196	99,353,089
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	6,870,209	78,870,002
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	9,938,254	105,544,252
Total		408,555,123
U.S. Large Cap 20.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,613,809	69,927,207
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,815,245	116,691,913
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,590,982	36,656,238
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,494,624	35,747,967
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	128,406
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,240,269	53,475,215
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	6,448,993	143,361,111
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	5,024,545	90,492,049
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,080,877	46,674,076
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(a),(b)	1,546,090	34,632,419
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,178,808	105,595,893
Total		733,382,494
U.S. Mid Cap 0.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	17,862,586
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	15,519,354
Total		33,381,940
U.S. Small Cap 2.7%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,298,163	48,491,235
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,165,591	22,449,274
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,011,141	26,481,795
Total		97,422,304
Total Equity Funds (Cost $1,025,917,321)		1,299,384,341

Fixed-Income Funds 59.0%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,101,216	10,747,865
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	1,512,714	11,814,298
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,285,440	9,936,447
Investment Grade 57.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	45,905,928	480,176,003
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,802,529	103,056,132
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	10,092,971	102,140,868
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,478,362	98,859,319

6	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	36,702,135	406,292,629
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	42,009,221	458,320,603
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	26,180,451	276,465,560
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	19,598,096	198,332,736
Total		2,123,643,850
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,384,220	9,870,672
Total Fixed-Income Funds (Cost $2,162,643,377)		2,166,013,132

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	101,142,694	101,142,694
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	2,459,008	2,459,008
Total Money Market Funds (Cost $103,601,495)		103,601,702
Total Investments (Cost: $3,395,145,505)		3,665,842,011
Other Assets & Liabilities, Net		3,364,559
Net Assets		3,669,206,570

At March 31, 2017, securities and/or cash totaling $4,016,484 were pledged as collateral.
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 E-mini	156	USD	18,401,760	06/2017	—	(25,152)
TOPIX Index	384	JPY	52,169,226	06/2017	—	(1,003,511)
U.S. Ultra Bond	250	USD	40,156,250	06/2017	196,370	—
Total			110,727,236		196,370	(1,028,663)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(73)	USD	(15,801,078)	06/2017	—	(2,420)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	99,665,225	20,016,168	(18,538,699)	101,142,694	(195)	172,914	101,142,694
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	6,592,764	—	—	6,592,764	—	—	40,743,280
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	4,186,926	—	(573,117)	3,613,809	3,762,463	—	69,927,207
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	3,084,486	—	(269,241)	2,815,245	3,050,769	—	116,691,913
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	3,442,061	—	—	3,442,061	—	—	32,837,260
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,590,982	—	—	1,590,982	—	—	36,656,238
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	1,082,631	18,585	—	1,101,216	—	181,763	10,747,865
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	1,578,194	2,953	—	1,581,147	—	47,661	25,345,789
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	2,458,437	571	—	2,459,008	—	585	2,459,008
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1,285,440	—	—	1,285,440	—	—	9,936,447
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	47,561,970	—	(1,656,042)	45,905,928	(725,091)	—	480,176,003
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3,274,254	—	(779,630)	2,494,624	3,540,102	—	35,747,967
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	10,802,529	—	—	10,802,529	—	—	103,056,132
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,708,132	6,138,355	(8,753,516)	10,092,971	824,741	—	102,140,868
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	2,530,916	27,768	—	2,558,684	—	365,971	33,646,687
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,031	—	—	6,031	—	—	128,406
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,384,220	—	—	2,384,220	—	—	9,870,672
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	2,298,163	—	—	2,298,163	—	—	48,491,235
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	11,566,989	—	(2,088,627)	9,478,362	(198,858)	—	98,859,319
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	38,685,100	—	(1,982,965)	36,702,135	1,420,481	—	406,292,629
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	2,978,527	—	—	2,978,527	—	—	23,262,296
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	3,076,499	—	—	3,076,499	—	—	26,642,480
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	869,809	8,663	—	878,472	—	46,265	4,691,043
Variable Portfolio – DFA International Value Fund, Class 1 Shares	7,697,214	107,162	(1,581,946)	6,222,430	833,731	362,254	61,104,261
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	1,512,714	—	—	1,512,714	—	—	11,814,298
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	43,082,588	—	(1,073,367)	42,009,221	718,862	—	458,320,603
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	865,016	—	—	865,016	—	—	17,862,586
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	8,786,412	666,784	—	9,453,196	—	222,409	99,353,089
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	3,248,296	—	(1,008,027)	2,240,269	8,074,428	—	53,475,215
Variable Portfolio – MFS Value Fund, Class 1 Shares	6,468,411	—	(19,418)	6,448,993	251,658	—	143,361,111
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,024,545	—	—	5,024,545	—	—	90,492,049
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	1,933,789	147,088	—	2,080,877	—	—	46,674,076
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	2,043,339	—	(497,249)	1,546,090	5,119,476	—	34,632,419
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	8,493,764	11,472	(1,635,027)	6,870,209	265,626	131,583	78,870,002
8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,165,591	—	—	1,165,591	—	—	22,449,274
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,011,141	—	—	1,011,141	—	—	26,481,795
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	9,895,105	43,149	—	9,938,254	—	459,529	105,544,252
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5,178,808	—	—	5,178,808	—	—	105,595,893
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	28,239,782	—	(2,059,331)	26,180,451	150,146	—	276,465,560
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	650,707	—	—	650,707	—	—	15,519,354
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	20,217,678	—	(619,582)	19,598,096	(12,767)	—	198,332,736
Total	419,225,185	27,188,718	(43,135,784)	403,278,119	27,075,572	1,990,934	3,665,842,011

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the [Consolidated] Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	96,842,836	96,842,836
Equity Funds	—	—	—	1,299,384,341	1,299,384,341
Fixed-Income Funds	—	—	—	2,166,013,132	2,166,013,132
Money Market Funds	—	—	—	103,601,702	103,601,702
Total Investments	—	—	—	3,665,842,011	3,665,842,011
Derivatives
Asset
Futures Contracts	196,370	—	—	—	196,370
Liability
Futures Contracts	(1,031,083)	—	—	—	(1,031,083)
Total	(834,713)	—	—	3,665,842,011	3,665,007,298
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.6%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	32,957,281	203,675,996
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	152,607,378
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	17,542,801	137,009,272
Total Alternative Strategies Funds (Cost $546,855,571)		493,292,646

Equity Funds 52.6%

Global Real Estate 1.1%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	23,363,050	202,324,010
International 15.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	14,627,410	234,477,383
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	24,721,505	325,087,794
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	6,245,991	33,353,591
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	52,204,979	512,652,896
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	57,083,629	599,948,936
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	52,909,232	607,397,986
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	67,419,320	715,993,173
Total		3,028,911,759
U.S. Large Cap 31.2%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	41,237,013	797,936,211
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	20,530,200	850,976,792
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	21,484,648	307,875,000
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,911,334	147,142,301
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	28,064,674	669,903,770
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	47,418,302	1,054,108,850
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	23,012,371	414,452,793
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	22,712,809	509,448,300
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(a),(b)	14,242,683	319,036,106
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	46,426,761	946,641,666
Total		6,017,521,789
U.S. Mid Cap 1.0%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	100,896,355
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	88,612,678
Total		189,509,033
U.S. Small Cap 3.6%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	18,360,333	387,403,021
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,302,817	140,652,268
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	174,520,986
Total		702,576,275
Total Equity Funds (Cost $7,491,615,322)		10,140,842,866

Fixed-Income Funds 42.7%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,183,660	60,352,526
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	7,365,455	57,524,207
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,637,840	51,310,500
Investment Grade 41.6%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	177,186,961	1,853,375,613
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	27,246,059	259,927,403
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	61,592,648	623,317,595
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	37,641,763	392,603,588
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	157,492,669	1,743,443,849

Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	116,230,086	1,268,070,239
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	125,220,009	1,322,323,298
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	55,603,547	562,707,889
Total		8,025,769,474
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	12,571,578	52,046,332
Total Fixed-Income Funds (Cost $8,158,936,396)		8,247,003,039

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	386,518,721	386,518,721
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	17,044	17,044
Total Money Market Funds (Cost $386,534,360)		386,535,765
Total Investments (Cost: $16,583,941,649)		19,267,674,316
Other Assets & Liabilities, Net		23,565,838
Net Assets		19,291,240,154

At March 31, 2017, securities and/or cash totaling $27,109,054 were pledged as collateral.
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
TOPIX Index	2,329	JPY	316,411,794	06/2017	—	(6,086,401)
U.S. Ultra Bond	1,101	USD	176,848,125	06/2017	864,815	—
Total			493,259,919		864,815	(6,086,401)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(1,396)	USD	(96,631,120)	06/2017	—	(1,126,097)
S&P 500 E-mini	(997)	USD	(117,606,120)	06/2017	466,117	—
U.S. Treasury 2-Year Note	(354)	USD	(76,624,407)	06/2017	—	(11,735)
Total			(290,861,647)		466,117	(1,137,832)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	382,282,269	98,057,400	(93,820,948)	386,518,721	(1,151)	661,793	386,518,721
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	32,957,281	—	—	32,957,281	—	—	203,675,996
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	42,733,668	—	(1,496,655)	41,237,013	14,176,174	—	797,936,211
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	21,228,069	—	(697,869)	20,530,200	9,685,435	—	850,976,792
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	15,996,580	—	—	15,996,580	—	—	152,607,378
12	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	6,079,299	104,361	—	6,183,660	—	1,020,654	60,352,526
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	14,600,091	27,319	—	14,627,410	—	440,923	234,477,383
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	17,041	3	—	17,044	—	4	17,044
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	6,637,840	—	—	6,637,840	—	—	51,310,500
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	180,447,055	—	(3,260,094)	177,186,961	(1,458,866)	—	1,853,375,613
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	23,519,965	—	(2,035,317)	21,484,648	11,350,396	—	307,875,000
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	30,817,811	—	(3,571,752)	27,246,059	(3,375,513)	—	259,927,403
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	67,237,546	—	(5,644,898)	61,592,648	1,797,210	—	623,317,595
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	24,453,225	268,280	—	24,721,505	—	3,535,936	325,087,794
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,911,334	—	—	6,911,334	—	—	147,142,301
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	12,571,578	—	—	12,571,578	—	—	52,046,332
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	18,360,333	—	—	18,360,333	—	—	387,403,021
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	43,101,134	—	(5,459,371)	37,641,763	(603,403)	—	392,603,588
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	161,092,452	—	(3,599,783)	157,492,669	2,620,652	—	1,743,443,849
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	17,542,801	—	—	17,542,801	—	—	137,009,272
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	23,363,050	—	—	23,363,050	—	—	202,324,010
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	6,184,390	61,601	—	6,245,991	—	328,948	33,353,591
Variable Portfolio – DFA International Value Fund, Class 1 Shares	60,290,443	308,222	(8,393,686)	52,204,979	7,647,348	3,039,069	512,652,896
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	7,365,455	—	—	7,365,455	—	—	57,524,207
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	117,582,603	—	(1,352,517)	116,230,086	950,703	—	1,268,070,239
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	4,886,022	—	—	4,886,022	—	—	100,896,355
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	48,424,016	8,659,613	—	57,083,629	—	1,343,027	599,948,936
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	31,216,699	—	(3,152,025)	28,064,674	43,558,803	—	669,903,770
Variable Portfolio – MFS Value Fund, Class 1 Shares	47,418,302	—	—	47,418,302	—	—	1,054,108,850
Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	24,929,063	9,999,322	(11,916,014)	23,012,371	17,635,282	—	414,452,793
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	22,510,506	202,303	—	22,712,809	—	—	509,448,300
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	15,540,721	—	(1,298,038)	14,242,683	13,246,079	—	319,036,106
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	61,005,202	88,127	(8,184,097)	52,909,232	14,819,061	1,010,816	607,397,986
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,302,817	—	—	7,302,817	—	—	140,652,268
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,663,650	—	—	6,663,650	—	—	174,520,986
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	67,126,610	292,710	—	67,419,320	—	3,117,360	715,993,173
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	46,426,761	—	—	46,426,761	—	—	946,641,666
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	125,390,353	—	(170,344)	125,220,009	72,751	—	1,322,323,298
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,715,416	—	—	3,715,416	—	—	88,612,678
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	58,406,003	—	(2,802,456)	55,603,547	(326,507)	—	562,707,889
Total	1,894,335,454	118,069,261	(156,855,864)	1,855,548,851	131,794,454	14,498,530	19,267,674,316

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
14	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the [Consolidated] Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	493,292,646	493,292,646
Equity Funds	—	—	—	10,140,842,866	10,140,842,866
Fixed-Income Funds	—	—	—	8,247,003,039	8,247,003,039
Money Market Funds	—	—	—	386,535,765	386,535,765
Total Investments	—	—	—	19,267,674,316	19,267,674,316
Derivatives
Asset
Futures Contracts	1,330,932	—	—	—	1,330,932
Liability
Futures Contracts	(7,224,233)	—	—	—	(7,224,233)
Total	(5,893,301)	—	—	19,267,674,316	19,261,781,015
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	15

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 3.0%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	24,253,256	149,885,122
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,147,788	58,649,900
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	8,896,831	69,484,247
Total Alternative Strategies Funds (Cost $303,598,941)		278,019,269

Equity Funds 67.6%

Global Real Estate 1.3%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	14,310,760	123,931,177
International 20.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,989,317	128,068,756
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	16,157,807	212,475,162
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,055,803	21,657,989
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	30,782,710	302,286,215
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	35,409,415	372,152,948
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	36,474,326	418,725,258
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	45,234,810	480,393,676
Total		1,935,760,004
U.S. Large Cap 39.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	29,596,153	572,685,559
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	13,223,597	548,118,080
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,967,222	157,160,291
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	15,931,899	339,190,130
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	13,529,685	322,953,586
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	16,335,316	363,134,068
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	17,192,514	309,637,172
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	12,560,526	281,732,604
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(a),(b)	9,737,636	218,123,055
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	30,542,766	622,767,010
Total		3,735,501,555
U.S. Mid Cap 1.6%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	77,096,214
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	73,201,999
Total		150,298,213
U.S. Small Cap 4.3%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	8,706,378	183,704,579
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,242,599	100,972,456
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,707,411	123,287,093
Total		407,964,128
Total Equity Funds (Cost $4,810,359,699)		6,353,455,077

Fixed-Income Funds 26.4%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,135,214	20,839,685
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	2,625,115	20,502,145
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,229,224	17,231,903
Investment Grade 25.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	65,625,462	686,442,338
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	12,937,590	123,424,607
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,725,062	98,417,622
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,364,089	97,667,445
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	52,570,649	581,957,088

16	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	44,072,889	480,835,216
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	31,336,626	330,914,775
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	944,510	9,558,440
Total		2,409,217,531
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,802,527	11,602,464
Total Fixed-Income Funds (Cost $2,471,548,080)		2,479,393,728

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	270,223,135	270,223,135
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	997	997
Total Money Market Funds (Cost $270,223,294)		270,224,132
Total Investments (Cost: $7,855,730,014)		9,381,092,206
Other Assets & Liabilities, Net		11,218,879
Net Assets		9,392,311,085

At March 31, 2017, securities and/or cash totaling $13,432,730 were pledged as collateral.
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
TOPIX Index	1,454	JPY	197,536,603	06/2017	—	(3,799,754)
U.S. Ultra Bond	800	USD	128,500,000	06/2017	628,385	—
Total			326,036,603		628,385	(3,799,754)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(580)	USD	(40,147,600)	06/2017	—	(467,863)
U.S. Treasury 2-Year Note	(90)	USD	(19,480,781)	06/2017	—	(2,983)
Total			(59,628,381)		—	(470,846)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	262,432,762	64,265,701	(56,475,328)	270,223,135	(712)	460,664	270,223,135
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	24,253,256	—	—	24,253,256	—	—	149,885,122
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	30,610,572	—	(1,014,419)	29,596,153	9,636,883	—	572,685,559
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	13,470,816	—	(247,219)	13,223,597	3,597,739	—	548,118,080
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	6,147,788	—	—	6,147,788	—	—	58,649,900
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	2,099,178	36,036	—	2,135,214	—	352,431	20,839,685
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	9,541,996	14,921	(1,567,600)	7,989,317	(1,551,924)	240,827	128,068,756
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	997	—	—	997	—	—	997
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2,229,224	—	—	2,229,224	—	—	17,231,903
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	67,161,818	—	(1,536,355)	65,625,463	(1,227,076)	—	686,442,338
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	12,347,046	—	(1,379,824)	10,967,222	7,318,914	—	157,160,291
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	13,611,006	—	(673,416)	12,937,590	(830,555)	—	123,424,607
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,752,383	—	(3,027,321)	9,725,062	(20,182)	—	98,417,622
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	15,982,461	175,346	—	16,157,807	—	2,311,064	212,475,162
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	15,970,578	—	(38,679)	15,931,899	435,046	—	339,190,130
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,802,527	—	—	2,802,527	—	—	11,602,464
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,706,378	—	—	8,706,378	—	—	183,704,579
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	10,907,809	—	(1,543,720)	9,364,089	(145,826)	—	97,667,445
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,459,997	—	(2,889,348)	52,570,649	(904,268)	—	581,957,088
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	8,896,831	—	—	8,896,831	—	—	69,484,247
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	14,310,759	—	—	14,310,759	—	—	123,931,177
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	4,015,803	40,000	—	4,055,803	—	213,601	21,657,989
Variable Portfolio – DFA International Value Fund, Class 1 Shares	35,819,952	182,320	(5,219,562)	30,782,710	(1,314,217)	1,797,677	302,286,215
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	2,625,115	—	—	2,625,115	—	—	20,502,145
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	45,452,679	—	(1,379,790)	44,072,889	(389,743)	—	480,835,216
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	3,733,473	—	—	3,733,473	—	—	77,096,214
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	30,219,739	5,189,676	—	35,409,415	—	833,090	372,152,948
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	18,067,423	—	(4,537,738)	13,529,685	64,341,658	—	322,953,586
Variable Portfolio – MFS Value Fund, Class 1 Shares	16,390,816	—	(55,500)	16,335,316	704,520	—	363,134,068
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,275,714	8,172,690	(9,255,890)	17,192,514	9,984,135	—	309,637,172
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	9,447,434	3,113,092	—	12,560,526	—	—	281,732,604
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	11,158,237	—	(1,420,601)	9,737,636	14,285,690	—	218,123,055
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	40,964,841	60,722	(4,551,237)	36,474,326	8,792,521	696,484	418,725,258
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	4,613,209	629,390	—	5,242,599	—	—	100,972,456
18	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	4,250,296	457,115	—	4,707,411	—	—	123,287,093
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	45,134,852	196,813	(96,855)	45,234,810	121,200	2,096,063	480,393,676
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	30,542,766	—	—	30,542,766	—	—	622,767,010
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	32,858,677	—	(1,522,051)	31,336,626	139,625	—	330,914,775
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,069,266	—	—	3,069,266	—	—	73,201,999
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	944,510	—	—	944,510	—	—	9,558,440
Total	947,280,984	82,533,822	(98,432,453)	931,382,353	112,973,428	9,001,901	9,381,092,206

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	278,019,269	278,019,269
Equity Funds	—	—	—	6,353,455,077	6,353,455,077
Fixed-Income Funds	—	—	—	2,479,393,728	2,479,393,728
Money Market Funds	—	—	—	270,224,132	270,224,132
Total Investments	—	—	—	9,381,092,206	9,381,092,206
Derivatives
Asset
Futures Contracts	628,385	—	—	—	628,385
Liability
Futures Contracts	(4,270,600)	—	—	—	(4,270,600)
Total	(3,642,215)	—	—	9,381,092,206	9,377,449,991
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
20	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	9,567,488	59,127,076
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,062,406	10,135,354
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,841,633	14,383,156
Total Alternative Strategies Funds (Cost $90,244,227)		83,645,586

Equity Funds 81.6%

Global Real Estate 1.6%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,368,395	46,490,303
International 23.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,266,817	36,337,077
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	3,767,402	49,541,340
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,464,250	7,819,093
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	12,141,245	119,227,028
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	11,883,223	124,892,672
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	12,841,907	147,425,087
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	17,737,417	188,371,369
Total		673,613,666
U.S. Large Cap 48.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	9,024,073	174,615,817
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,674,380	193,753,036
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,862,689	112,672,336
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	8,799,762	187,346,930
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	6,006,744	143,380,971
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	5,770,182	128,271,154
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	5,641,312	101,600,040
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,392,970	98,534,311
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(a),(b)	1,978,287	44,313,629
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	9,404,088	191,749,350
Total		1,376,237,574
U.S. Mid Cap 1.9%
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,362,805	28,141,926
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,085,310	25,884,636
Total		54,026,562
U.S. Small Cap 5.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,941,894	83,173,958
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,912,280	36,830,517
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,663,902	43,577,597
Total		163,582,072
Total Equity Funds (Cost $1,814,521,037)		2,313,950,177

Exchange-Traded Funds 0.5%

iShares MSCI EAFE ETF	249,311	15,529,582
Total Exchange-Traded Funds (Cost $14,628,597)		15,529,582

Fixed-Income Funds 12.2%

Emerging Markets 0.1%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	465,915	4,547,326
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	596,527	4,658,877
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,586	43,175
Investment Grade 11.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,618,635	90,150,924
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,663,121	26,950,789
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	9,964,547	110,307,531

Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(a)	5,483,051	59,820,087
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,429,197	46,772,319
Total		334,001,650
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	612,912	2,537,457
Total Fixed-Income Funds (Cost $343,559,075)		345,788,485

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(a),(c)	73,002,460	73,002,460
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%(a),(c)	993	993
Total Money Market Funds (Cost $73,003,157)		73,003,453
Total Investments (Cost: $2,335,956,093)		2,831,917,283
Other Assets & Liabilities, Net		5,143,119
Net Assets		2,837,060,402

At March 31, 2017, securities and/or cash totaling $5,935,583 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	362	EUR	13,230,579	06/2017	338,540	—
TOPIX Index	510	JPY	69,287,254	06/2017	—	(1,332,788)
U.S. Ultra Bond	200	USD	32,125,000	06/2017	157,096	—
Total			114,642,833		495,636	(1,332,788)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	(407)	USD	(28,172,540)	06/2017	—	(328,311)
U.S. Treasury 2-Year Note	(35)	USD	(7,575,859)	06/2017	—	(1,160)
Total			(35,748,399)		—	(329,471)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	71,442,876	20,305,013	(18,745,429)	73,002,460	(257)	123,833	73,002,460
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	9,567,488	—	—	9,567,488	—	—	59,127,076
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	9,270,089	—	(246,016)	9,024,073	1,716,027	—	174,615,817
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	4,790,959	—	(116,579)	4,674,380	1,558,556	—	193,753,036
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,049,167	13,239	—	1,062,406	—	—	10,135,354
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	458,051	7,864	—	465,915	—	76,902	4,547,326
22	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	2,250,205	16,612	—	2,266,817	—	68,330	36,337,077
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.037%	993	—	—	993	—	—	993
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	5,586	—	—	5,586	—	—	43,175
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9,375,468	—	(756,833)	8,618,635	361,799	—	90,150,924
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	8,070,820	—	(208,131)	7,862,689	1,216,795	—	112,672,336
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,991,615	—	(328,494)	2,663,121	(13,573)	—	26,950,789
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	3,726,518	40,884	—	3,767,402	—	538,855	49,541,340
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,934,000	3,605	(137,843)	8,799,762	1,478,359	—	187,346,930
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	612,912	—	—	612,912	—	—	2,537,457
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	3,938,916	2,978	—	3,941,894	—	—	83,173,958
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	10,381,777	—	(417,230)	9,964,547	203,234	—	110,307,531
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,841,633	—	—	1,841,633	—	—	14,383,156
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	5,368,396	—	—	5,368,396	—	—	46,490,303
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	1,449,809	14,441	—	1,464,250	—	77,115	7,819,093
Variable Portfolio – DFA International Value Fund, Class 1 Shares	14,267,285	87,116	(2,213,156)	12,141,245	(367,922)	706,253	119,227,028
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	596,527	—	—	596,527	—	—	4,658,877
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	5,871,964	—	(388,913)	5,483,051	59,400	—	59,820,087
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	1,360,282	2,523	—	1,362,805	—	—	28,141,926
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	9,235,957	2,932,148	(284,882)	11,883,223	53,275	280,414	124,892,672
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	7,975,739	—	(1,968,995)	6,006,744	27,981,343	—	143,380,971
Variable Portfolio – MFS Value Fund, Class 1 Shares	5,902,583	—	(132,401)	5,770,182	1,680,798	—	128,271,154
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,805,495	—	(164,183)	5,641,312	1,551,691	—	101,600,040
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	3,004,986	1,394,628	(6,644)	4,392,970	84,284	—	98,534,311
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	2,398,235	—	(419,948)	1,978,287	4,154,544	—	44,313,629
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	14,933,331	32,812	(2,124,236)	12,841,907	4,024,016	245,235	147,425,087
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,908,959	3,321	—	1,912,280	—	—	36,830,517
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,661,508	2,394	—	1,663,902	—	—	43,577,597
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	17,929,038	89,398	(281,019)	17,737,417	314,562	821,770	188,371,369
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	9,626,825	5,040	(227,777)	9,404,088	2,470,168	—	191,749,350
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,429,197	—	—	4,429,197	—	—	46,772,319
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	1,085,310	—	—	1,085,310	—	—	25,884,636
Total	263,520,499	24,954,016	(29,168,709)	259,305,806	48,527,099	2,938,707	2,816,387,701

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
24	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	83,645,586	83,645,586
Equity Funds	—	—	—	2,313,950,177	2,313,950,177
Exchange-Traded Funds	15,529,582	—	—	—	15,529,582
Fixed-Income Funds	—	—	—	345,788,485	345,788,485
Money Market Funds	—	—	—	73,003,453	73,003,453
Total Investments	15,529,582	—	—	2,816,387,701	2,831,917,283
Derivatives
Asset
Futures Contracts	495,636	—	—	—	495,636
Liability
Futures Contracts	(1,662,259)	—	—	—	(1,662,259)
Total	14,362,959	—	—	2,816,387,701	2,830,750,660
See the Portfolio of Investments for all investment classifications not indicated in the table
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	25

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems Holdings, Inc.(b)
10/07/24	7.600%		1,465,000	1,503,002
L-3 Communications Corp.
05/28/24	7.900%		1,463,000	1,507,136
Lockheed Martin Corp.
11/23/18	1.850%		565,000	566,566
01/15/23	3.100%		60,000	60,821
Northrop Grumman Corp.
06/01/18	1.750%		2,155,000	2,158,566
Total				5,796,091
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/25	1.500%	EUR	700,000	741,200
Banking 0.1%
Bank of America Corp.
01/20/28	7.648%		2,915,000	2,919,888
04/01/44	4.875%		105,000	113,247
Bank of Nova Scotia (The)
06/11/18	1.700%		1,180,000	1,182,916
Citigroup, Inc.
05/01/26	6.800%		1,535,000	1,495,641
10/21/26	6.400%		1,460,000	1,396,582
Goldman Sachs Group, Inc. (The)
02/25/26	3.750%		1,508,000	1,517,651
01/26/27	7.700%		695,000	698,390
07/08/44	4.800%		455,000	480,288
JPMorgan Chase & Co.
03/01/18	1.700%		780,000	780,197
03/22/19	1.850%		725,000	725,196
10/01/26	5.900%		2,034,000	1,933,854
Morgan Stanley
07/27/26	6.250%		990,000	944,930
01/20/27	7.250%		1,525,000	1,513,861
Wells Fargo & Co.
10/23/26	6.000%		2,440,000	2,336,185
Subordinated
11/04/44	4.650%		295,000	296,079
Total				18,334,905
Cable and Satellite 0.1%
Comcast Corp.
02/15/18	5.875%		970,000	1,006,843
03/01/26	3.150%		535,000	526,381
07/15/46	6.800%		595,000	509,102
NBCUniversal Media LLC
01/15/43	4.450%		314,000	316,083
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sky PLC(b)
11/26/22	3.125%		210,000	209,017
11/24/23	1.875%	EUR	2,315,000	2,587,389
Sky PLC(b)
09/16/24	7.500%		1,195,000	1,207,032
Total				6,361,847
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/42	4.375%		245,000	240,817
LYB International Finance BV
03/15/44	9.750%		410,000	424,717
LyondellBasell Industries NV
04/15/19	5.000%		504,000	530,822
Total				1,196,356
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/26	3.750%	GBP	810,000	1,172,620
Diversified Manufacturing 0.1%
General Electric Co.
05/26/23	1.250%	EUR	2,120,000	2,357,427
03/11/44	4.500%		760,000	817,607
Honeywell International, Inc.
10/30/19	1.400%		1,355,000	1,344,719
02/22/23	1.300%	EUR	1,585,000	1,760,182
United Technologies Corp.
05/22/23	1.250%	EUR	970,000	1,071,820
06/01/42	4.500%		160,000	169,338
11/01/46	7.500%		455,000	427,185
Total				7,948,278
Electric 0.4%
Appalachian Power Co.
05/15/44	8.800%		830,000	848,834
06/01/45	4.450%		85,000	88,061
Arizona Public Service Co.
05/15/46	7.500%		640,000	602,354
Berkshire Hathaway Energy Co.
11/15/23	3.750%		780,000	815,182
02/01/45	9.000%		1,412,000	1,468,697
CMS Energy Corp.
03/01/24	7.750%		730,000	753,318
11/15/25	7.200%		2,609,000	2,609,459
02/15/27	5.900%		605,000	573,515
03/31/43	4.700%		170,000	174,403
03/01/44	9.750%		160,000	170,362
Consolidated Edison Co. of New York, Inc.
06/15/46	7.700%		730,000	701,028

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominion Resources, Inc.
06/15/18	1.900%		1,560,000	1,558,863
DTE Energy Co.
06/01/24	3.500%		1,255,000	1,257,667
10/01/26	5.700%		5,075,000	4,746,160
Duke Energy Corp.
10/15/23	7.900%		4,344,000	4,548,064
04/15/24	3.750%		750,000	771,409
09/01/46	7.500%		900,000	807,990
Duke Energy Florida LLC
01/15/27	3.200%		460,000	462,500
Duke Energy Progress LLC
10/15/46	7.400%		585,000	559,183
Emera US Finance LP
06/15/26	3.550%		295,000	289,993
06/15/46	9.500%		1,402,000	1,415,961
Eversource Energy
01/15/18	1.600%		395,000	394,733
05/01/18	1.450%		2,724,000	2,713,976
03/15/22	2.750%		195,000	195,527
Indiana Michigan Power Co.
03/15/23	3.200%		1,685,000	1,702,327
innogy Finance II BV
02/14/33	5.750%	EUR	585,000	917,514
MidAmerican Energy Co.
08/01/47	7.900%		315,000	314,588
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%		235,000	236,432
Northern States Power Co.
05/15/44	4.125%		115,000	117,198
Oncor Electric Delivery Co. LLC
09/30/17	5.000%		2,758,000	2,806,403
Pacific Gas & Electric Co.
02/15/24	3.750%		650,000	679,410
03/15/27	6.600%		650,000	653,401
08/15/42	3.750%		165,000	157,832
02/15/44	9.500%		1,230,000	1,349,664
PPL Capital Funding, Inc.
03/15/24	3.950%		620,000	638,425
Progress Energy, Inc.
04/01/22	3.150%		420,000	424,477
Public Service Enterprise Group, Inc.
11/15/19	1.600%		535,000	529,318
Sierra Pacific Power Co.
05/01/26	2.600%		160,000	153,334
Southern California Edison Co.
10/01/43	4.650%		280,000	309,035
02/01/45	7.200%		140,000	132,249
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/46	8.800%		2,535,000	2,422,935
TransAlta Corp.
06/03/17	1.900%		1,545,000	1,545,000
Virginia Electric & Power Co.
11/15/46	8.000%		200,000	197,490
WEC Energy Group, Inc.
06/15/18	1.650%		655,000	654,711
06/15/25	7.100%		646,000	658,052
Western Power Distribution PLC(b)
11/06/23	3.625%	GBP	2,255,000	3,063,191
Xcel Energy, Inc.
05/15/20	4.700%		1,365,000	1,450,037
12/01/26	6.700%		2,015,000	2,014,710
09/15/41	4.800%		137,000	140,435
Total				51,795,407
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
02/01/26	7.300%		4,985,000	5,040,832
02/01/46	4.900%		210,000	226,952
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%		2,135,000	2,132,852
Bacardi Ltd.(b)
07/15/26	5.500%		1,495,000	1,409,664
ConAgra Foods, Inc.
01/25/23	6.400%		3,610,000	3,625,278
General Mills, Inc.
10/20/17	1.400%		747,000	747,355
11/16/20	2.100%	EUR	1,594,000	1,806,912
Grupo Bimbo SAB de CV(b)
06/27/44	9.750%		495,000	467,023
Heineken NV(b)
03/29/47	4.350%		125,000	125,271
Kellogg Co.
12/01/23	2.650%		815,000	796,050
04/01/46	4.500%		90,000	88,190
Kraft Heinz Co. (The)(b)
07/01/27	4.125%	GBP	930,000	1,298,778
Kraft Heinz Foods Co.
06/05/17	2.250%		528,000	528,879
06/04/42	5.000%		185,000	188,332
06/01/46	8.750%		250,000	234,601
Molson Coors Brewing Co.(b)
03/15/19	1.900%		620,000	619,666

2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Molson Coors Brewing Co.
07/15/24	1.250%	EUR	1,805,000	1,924,002
07/15/26	6.000%		660,000	627,616
05/01/42	5.000%		179,000	188,828
07/15/46	4.200%		78,000	73,040
Mondelez International, Inc.(b)
10/28/19	1.625%		1,225,000	1,205,352
PepsiCo, Inc.
02/22/19	1.500%		1,595,000	1,595,158
Sysco Corp.
07/15/21	2.500%		295,000	294,016
04/01/46	4.500%		155,000	154,913
Tyson Foods, Inc.
08/15/19	2.650%		960,000	970,565
Wm. Wrigley Jr., Co.(b)
10/21/18	2.400%		244,000	245,980
10/21/19	2.900%		2,190,000	2,229,048
Total				28,845,153
Health Care 0.0%
Abbott Laboratories
11/30/46	4.900%		155,000	160,560
Becton Dickinson and Co.
12/15/44	9.370%		575,000	600,215
Express Scripts Holding Co.
07/15/46	9.600%		890,000	852,702
Medtronic Global Holdings SCA
03/28/19	1.700%		1,590,000	1,589,575
Medtronic, Inc.
03/15/45	4.625%		279,000	299,565
Total				3,502,617
Healthcare Insurance 0.0%
Anthem, Inc.
08/15/44	4.650%		135,000	137,037
UnitedHealth Group, Inc.
12/15/17	1.400%		1,265,000	1,265,010
04/15/47	8.500%		825,000	842,342
Total				2,244,389
Independent Energy 0.0%
Anadarko Petroleum Corp.
07/15/44	9.000%		940,000	886,696
Apache Corp.
04/15/43	4.750%		130,000	129,770
Canadian Natural Resources Ltd.
05/15/17	5.700%		201,000	201,959
02/01/35	11.700%		676,000	728,429
03/15/38	6.250%		170,000	194,591
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Co.
11/15/44	4.300%	220,000	219,018
Continental Resources, Inc.
06/01/44	4.900%	105,000	90,300
Noble Energy, Inc.
11/15/43	10.500%	619,000	643,692
Woodside Finance Ltd.(b)
03/05/25	7.300%	901,000	887,214
Total			3,981,669
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/42	8.900%	1,578,000	1,397,417
09/15/43	10.400%	1,150,000	1,135,673
Shell International Finance BV
05/11/45	4.375%	320,000	324,582
Total			2,857,672
Life Insurance 0.1%
American International Group, Inc.
07/16/44	4.500%	135,000	128,827
Five Corners Funding Trust(b)
11/15/23	8.838%	4,675,000	4,976,893
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/64	9.750%	1,589,000	1,617,790
MetLife, Inc.
12/15/17	1.756%	200,000	200,009
09/15/23	4.368%	817,000	879,606
03/01/45	8.100%	575,000	557,584
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/40	12.126%	670,000	849,607
Peachtree Corners Funding Trust(b)
02/15/25	3.976%	1,928,000	1,935,866
Prudential Financial, Inc.
05/15/44	4.600%	15,000	15,824
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/44	9.800%	2,140,000	2,314,571
TIAA Asset Management Finance Co. LLC(b)
11/01/19	2.950%	640,000	650,533
Voya Financial, Inc.
06/15/46	9.600%	750,000	743,456
Total			14,870,566

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/44	9.500%		1,739,000	1,756,315
21st Century Fox America, Inc.(b)
11/15/46	9.500%		250,000	250,584
Scripps Networks Interactive, Inc.
11/15/24	7.800%		1,132,000	1,149,053
Thomson Reuters Corp.
10/15/19	4.700%		510,000	540,683
05/23/43	9.000%		565,000	531,416
Time Warner, Inc.
09/15/23	1.950%	EUR	402,000	452,364
03/29/41	6.250%		205,000	235,414
Total				4,915,829
Midstream 0.1%
Columbia Pipeline Group, Inc.
06/01/45	5.800%		57,000	66,554
Enterprise Products Operating LLC
05/07/18	1.650%		618,000	617,305
02/15/45	10.200%		1,031,000	1,076,845
05/15/46	9.800%		287,000	293,765
Kinder Morgan Energy Partners LP
11/01/42	4.700%		190,000	172,300
03/01/43	10.000%		2,046,000	1,942,059
Kinder Morgan, Inc.
02/15/46	10.100%		770,000	747,454
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%		602,000	577,075
10/15/23	7.700%		1,524,000	1,528,180
11/01/24	3.600%		110,000	106,477
06/15/44	9.400%		1,186,000	1,073,332
Southern Natural Gas Co. LLC(b)
04/01/17	5.900%		365,000	365,046
Southern Natural Gas Co. LLC(b)
03/15/47	9.600%		819,000	827,758
Williams Partners LP
09/15/45	10.200%		1,467,000	1,454,708
Total				10,848,858
Natural Gas 0.1%
NiSource Finance Corp.
02/15/43	10.500%		935,000	1,032,654
Sempra Energy
04/01/17	2.300%		870,000	870,023
12/01/23	8.100%		580,000	604,441
06/15/24	7.100%		3,815,000	3,863,428
Total				6,370,546
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pharmaceuticals 0.1%
AbbVie, Inc.
05/14/46	4.450%		180,000	171,762
Actavis Funding
03/15/45	9.500%		855,000	858,660
Amgen Inc.
06/15/51	9.326%		1,521,000	1,521,946
Gilead Sciences, Inc.
03/01/47	8.300%		640,000	596,847
Pfizer, Inc.
06/01/18	1.200%		2,260,000	2,257,148
12/15/46	4.125%		175,000	174,888
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%		1,350,000	1,340,270
Teva Pharmaceutical Finance III BV
10/01/26	3.150%		140,000	129,012
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	8.200%		280,000	241,191
Total				7,291,724
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
05/15/42	8.800%		530,000	556,717
Berkshire Hathaway, Inc.
03/16/35	1.625%	EUR	490,000	492,276
CNA Financial Corp.
05/15/24	3.950%		429,000	440,266
03/01/26	9.000%		850,000	898,351
Liberty Mutual Group, Inc.(b)
06/15/23	4.250%		420,000	441,090
05/04/26	2.750%	EUR	1,595,000	1,812,277
08/01/44	4.850%		250,000	253,495
Total				4,894,472
Railroads 0.0%
CSX Corp.
11/01/46	7.600%		1,670,000	1,523,459
Union Pacific Corp.(c)
04/15/47	4.000%		100,000	98,684
Union Pacific Corp.
10/01/51	3.799%		195,000	181,963
Total				1,804,106
Refining 0.0%
Phillips 66
05/01/17	2.950%		1,090,000	1,091,454

4	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Restaurants 0.0%
McDonald’s Corp.
03/01/18	5.350%		1,835,000	1,897,939
12/09/45	9.750%		505,000	537,119
Total				2,435,058
Retailers 0.0%
CVS Health Corp.
06/01/21	2.125%		1,090,000	1,069,159
07/20/22	3.500%		450,000	463,147
07/20/25	3.875%		965,000	994,285
06/01/26	2.875%		605,000	576,977
Target Corp.
04/15/46	7.250%		295,000	266,254
Wal-Mart Stores, Inc.
04/11/18	1.125%		540,000	539,054
04/22/44	4.300%		445,000	469,850
Total				4,378,726
Technology 0.1%
Apple, Inc.
02/23/18	1.300%		1,230,000	1,230,483
01/17/24	1.375%	EUR	505,000	567,088
02/09/45	6.900%		993,000	885,104
Cisco Systems, Inc.
09/20/19	1.400%		1,190,000	1,180,869
International Business Machine Corp.
11/19/19	1.375%	EUR	1,672,000	1,850,419
Microsoft Corp.
11/03/18	1.300%		405,000	404,909
02/12/45	3.750%		220,000	208,700
08/08/46	3.700%		130,000	122,032
02/06/47	8.500%		795,000	814,915
Oracle Corp.
01/10/21	2.250%	EUR	1,251,000	1,439,383
09/15/21	1.900%		740,000	727,139
07/15/46	4.000%		440,000	419,768
Total				9,850,809
Tobacco 0.0%
Philip Morris International, Inc.
03/04/43	4.125%		145,000	139,685
Transportation Services 0.1%
ERAC U.S.A. Finance LLC(b)
11/01/23	2.700%		1,305,000	1,250,766
12/01/26	3.300%		2,050,000	1,963,709
ERAC U.S.A. Finance LLC(b)
11/15/24	7.700%		570,000	581,040
11/01/46	8.400%		340,000	309,142
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
FedEx Corp.
04/01/46	9.100%		795,000	794,403
Heathrow Funding Ltd.(b)
02/15/23	5.225%	GBP	841,000	1,253,791
Total				6,152,851
Wireless 0.0%
Rogers Communications, Inc.
08/15/18	6.800%		230,000	245,620
03/15/23	3.000%		1,299,000	1,296,893
Total				1,542,513
Wirelines 0.1%
AT&T, Inc.
06/15/45	8.700%		2,638,000	2,321,917
03/01/47	10.900%		590,000	603,129
Verizon Communications, Inc.
11/01/42	7.700%		2,239,000	1,867,978
03/15/55	9.344%		1,137,000	1,015,341
Total				5,808,365
Total Corporate Bonds & Notes (Cost $219,271,423)				217,173,766

Equity Funds 48.5%
	Shares	Value ($)
International 12.6%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(d)	42,327,234	415,653,439
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(d)	29,812,543	313,329,825
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(d)	38,320,065	439,914,346
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(d)	46,771,911	496,717,699
Total		1,665,615,309
U.S. Large Cap 28.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(d),(e)	17,193,871	332,701,403
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(d),(e)	25,272,618	1,047,549,988
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(d),(e)	14,967,922	344,860,920
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(d),(e)	21,565,550	309,034,335
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(d),(e)	8,758,990	186,478,894

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(d),(e)	15,694,197	374,620,479
Variable Portfolio – MFS Value Fund, Class 1 Shares(d),(e)	8,244,036	183,264,921
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(d),(e)	21,013,917	378,460,648
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(d),(e)	12,792,833	286,943,236
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares(d),(e)	8,708,896	195,079,275
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(d),(e)	8,669,107	176,763,097
Total		3,815,757,196
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(d),(e)	3,719,917	83,735,328
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(d),(e)	4,070,214	84,294,135
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares(d),(e)	5,572,679	115,075,813
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(d),(e)	4,793,667	114,328,971
Total		397,434,247
U.S. Small Cap 4.1%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(d),(e)	9,659,745	203,820,629
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(d),(e)	8,847,524	170,403,306
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(d),(e)	6,314,910	165,387,488
Total		539,611,423
Total Equity Funds (Cost $5,610,076,355)		6,418,418,175

Exchange-Traded Funds 6.4%

iShares MSCI EAFE ETF	5,199,292	323,863,899
SPDR S&P 500 ETF Trust	2,190,200	516,317,748
Total Exchange-Traded Funds (Cost $715,939,155)		840,181,647

Fixed-Income Funds 24.3%
	Shares	Value ($)
Investment Grade 24.3%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(d)	59,800,075	625,508,782
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(d)	19,395,341	185,031,553
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(d)	31,708,750	320,892,554
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(d)	17,792,192	185,572,559
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(d)	55,294,833	612,113,796
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares(d)	50,050,407	546,049,941
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(d)	56,704,028	598,794,533
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(d)	14,458,572	146,320,753
Total		3,220,284,471
Total Fixed-Income Funds (Cost $3,231,205,129)		3,220,284,471

Foreign Government Obligations(a),(f) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/23	1.500%	EUR	1,475,000	1,661,232
04/28/26	0.875%	EUR	1,100,000	1,159,394
Total				2,820,626
Norway 0.0%
Avinor AS(b)
04/29/25	1.000%	EUR	800,000	859,141
Total Foreign Government Obligations (Cost $3,669,272)				3,679,767

Residential Mortgage-Backed Securities - Agency 6.2%

Federal National Mortgage Association(c)
04/19/32	2.500%		63,725,000	63,754,874
04/19/32	3.000%		80,785,000	82,831,082
04/12/47	4.000%		60,000,000	62,934,372
04/19/32- 04/12/47	3.500%		591,000,000	607,619,702
Total Residential Mortgage-Backed Securities - Agency (Cost $812,412,329)				817,140,030

6	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/45	3.000%	365,000	362,876
Total U.S. Treasury Obligations (Cost $357,458)			362,876

Options Purchased Puts 0.7%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
S&P 500 Index
	1,250	1,700.00	06/15/18	2,987,500
	4,000	1,800.00	06/15/18	12,820,000
	4,900	1,850.00	06/15/18	18,179,000
	5,570	1,800.00	12/21/18	28,490,550
	4,650	1,850.00	12/21/18	26,807,250
Total Options Purchased Puts (Cost $192,464,821)				89,284,300
Money Market Funds 17.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(g)	2,352,751,251	2,352,751,251
Total Money Market Funds (Cost $2,352,736,253)		2,352,751,251
Total Investments (Cost: $13,138,132,195)		13,959,276,283
Other Assets & Liabilities, Net		(728,689,838)
Net Assets		13,230,586,445

At March 31, 2017, securities and/or cash totaling $82,563,215 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	4/7/2017	5,431,000 GBP	6,763,604 USD	—	(41,376)
State Street	4/7/2017	1,570,000 CAD	1,200,141 USD	19,504	—
State Street	4/7/2017	1,194,386 USD	1,570,000 CAD	—	(13,749)
UBS	4/7/2017	4,260,000 EUR	4,580,979 USD	35,798	—
UBS	4/7/2017	18,080,000 EUR	19,190,853 USD	—	(99,492)
Total				55,302	(154,617)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
10-Year Mini JGB	12	JPY	1,619,294	06/2017	130	—
BP Currency	1,300	USD	102,017,500	06/2017	1,985,815	—
Canadian Government 10-Year Bond	22	CAD	2,271,715	06/2017	17,266	—
DAX Index	44	EUR	14,468,419	06/2017	365,131	—
Euro FX	900	USD	120,622,500	06/2017	795,420	—
Euro-Bobl	27	EUR	3,796,314	06/2017	—	(23,685)
Euro-Bund	47	EUR	8,093,532	06/2017	—	(62,294)
Euro-Buxl 30-Year	4	EUR	719,279	06/2017	—	(13,571)
Euro-Schatz	17	EUR	2,035,630	06/2017	—	(4,389)
FTSE 100 Index	110	GBP	10,027,025	06/2017	9,389	—
FTSE/MIB Index	109	EUR	11,657,770	06/2017	521,492	—
JPY Currency	1,665	USD	187,551,844	06/2017	4,324,615	—
Long Gilt	28	GBP	4,475,661	06/2017	74,699	—
Mini MSCI EAFE Index	35	USD	3,118,500	06/2017	65,369	—
S&P 500 E-mini	6,311	USD	744,445,560	06/2017	—	(3,022,905)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Long futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
S&P 500 Index	244	USD	143,911,200	06/2017	—	(571,204)
SPI 200 Index	450	AUD	50,263,542	06/2017	1,000,573	—
TOPIX Index	1,410	JPY	191,558,879	06/2017	—	(3,607,443)
U.S. Long Bond	600	USD	90,506,250	06/2017	237,144	—
U.S. Treasury 10-Year Note	4,034	USD	502,485,125	06/2017	312,204	—
U.S. Treasury 2-Year Note	3,794	USD	821,223,160	06/2017	202,792	—
U.S. Treasury 5-Year Note	3,790	USD	446,183,674	06/2017	440,480	—
U.S. Treasury 5-Year Note	151	USD	17,776,711	06/2017	19,489	—
U.S. Ultra Bond	430	USD	69,068,750	06/2017	151,938	—
Total			3,549,897,834		10,523,946	(7,305,491)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
EURO STOXX 50	(559)	EUR	(20,430,646)	06/2017	—	(661,232)
S&P/TSE 60 Index	(400)	CAD	(54,869,346)	06/2017	145,122	—
U.S. Long Bond	(208)	USD	(31,375,500)	06/2017	—	(174,187)
U.S. Treasury 2-Year Note	(18)	USD	(3,896,156)	06/2017	—	(3,403)
U.S. Treasury 2-Year Note	(3,847)	USD	(832,695,176)	06/2017	—	(127,528)
U.S. Treasury 5-Year Note	(4)	USD	(470,906)	06/2017	—	(1,162)
U.S. Treasury Ultra 10-Year Note	(178)	USD	(23,832,531)	06/2017	—	(201,310)
Total			(967,570,261)		145,122	(1,168,822)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $61,506,492 or 0.46% of net assets.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	2,334,055,682	461,129,653	(442,434,084)	2,352,751,251	(3,099)	3,739,780	2,352,751,251
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	17,500,539	—	(306,668)	17,193,871	2,277,045	—	332,701,403
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	25,545,532	—	(272,914)	25,272,618	3,485,467	—	1,047,549,988
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	15,229,314	—	(261,392)	14,967,922	2,463,077	—	344,860,920
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	59,622,130	177,945	—	59,800,075	—	—	625,508,782
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	21,878,484	—	(312,934)	21,565,550	1,664,297	—	309,034,335
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	19,353,075	42,266	—	19,395,341	—	—	185,031,553
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	31,565,180	143,570	—	31,708,750	—	—	320,892,554
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	3,759,480	—	(39,563)	3,719,917	87,053	—	83,735,328
8	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	4,147,608	—	(77,394)	4,070,214	212,050	—	84,294,135
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	9,215,115	—	(456,125)	8,758,990	3,615,071	—	186,478,894
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	10,604,664	—	(944,919)	9,659,745	810,263	—	203,820,629
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	17,741,717	50,475	—	17,792,192	—	—	185,572,559
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,117,626	177,207	—	55,294,833	—	—	612,113,796
Variable Portfolio – DFA International Value Fund, Class 1 Shares	47,598,672	253,669	(5,525,107)	42,327,234	4,623,097	2,464,125	415,653,439
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 Shares	49,878,883	171,524	—	50,050,407	—	—	546,049,941
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 Shares	5,608,485	54	(35,860)	5,572,679	103,190	—	115,075,813
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	21,026,523	8,930,738	(144,718)	29,812,543	(14,923)	701,411	313,329,825
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	21,321,352	13,147	(5,640,302)	15,694,197	52,838,835	—	374,620,479
Variable Portfolio – MFS Value Fund, Class 1 Shares	8,401,054	—	(157,018)	8,244,036	838,626	—	183,264,921
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	21,270,969	—	(257,052)	21,013,917	1,988,352	—	378,460,648
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	6,953,436	5,867,100	(27,703)	12,792,833	251,971	—	286,943,236
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 Shares	8,743,502	559	(35,165)	8,708,896	343,686	—	195,079,275
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	42,939,783	145,186	(4,764,904)	38,320,065	249,447	736,168	439,914,346
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	9,073,175	—	(225,651)	8,847,524	1,505,489	—	170,403,306
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,896,209	—	(581,299)	6,314,910	2,334,737	—	165,387,488
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	46,605,304	227,100	(60,493)	46,771,911	59,956	2,163,066	496,717,699
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	8,896,273	—	(227,166)	8,669,107	999,636	—	176,763,097
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	56,516,534	187,494	—	56,704,028	—	—	598,794,533
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	4,866,408	—	(72,741)	4,793,667	335,355	—	114,328,971
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	14,416,424	42,148	—	14,458,572	—	—	146,320,753
Total	3,006,349,132	477,559,835	(462,861,172)	3,021,047,795	81,068,678	9,804,550	11,991,453,897

(e)	Non-income producing investment.
(f)	Principal and interest may not be guaranteed by the government.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2017.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
10	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	217,173,766	—	—	217,173,766
Equity Funds	—	—	—	6,418,418,175	6,418,418,175
Exchange-Traded Funds	840,181,647	—	—	—	840,181,647
Fixed-Income Funds	—	—	—	3,220,284,471	3,220,284,471
Foreign Government Obligations	—	3,679,767	—	—	3,679,767
Residential Mortgage-Backed Securities - Agency	—	817,140,030	—	—	817,140,030
U.S. Treasury Obligations	362,876	—	—	—	362,876
Options Purchased Puts	89,284,300	—	—	—	89,284,300
Money Market Funds	—	—	—	2,352,751,251	2,352,751,251
Total Investments	929,828,823	1,037,993,563	—	11,991,453,897	13,959,276,283
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	55,302	—	—	55,302
Futures Contracts	10,669,068	—	—	—	10,669,068
Liability
Forward Foreign Currency Exchange Contracts	—	(154,617)	—	—	(154,617)
Futures Contracts	(8,474,313)	—	—	—	(8,474,313)
Total	932,023,578	1,037,894,248	—	11,991,453,897	13,961,371,723
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Auto Components 2.3%
Cooper Tire & Rubber Co.	30,615	1,357,775
Cooper-Standard Holding, Inc.(a)	45,700	5,069,501
Dorman Products, Inc.(a)	28,669	2,354,585
Gentex Corp.	106,315	2,267,699
LCI Industries	82,661	8,249,568
Motorcar Parts of America, Inc.(a)	61,700	1,896,041
Superior Industries International, Inc.	101,200	2,565,420
Tenneco, Inc.	38,000	2,371,960
Total		26,132,549
Distributors 0.2%
Pool Corp.	21,668	2,585,643
Diversified Consumer Services 1.3%
Bright Horizons Family Solutions, Inc.(a)	38,797	2,812,395
Capella Education Co.	52,755	4,485,494
DeVry Education Group, Inc.	58,881	2,087,331
Laureate Education, Inc., Class A(a)	128,489	1,833,538
Nord Anglia Education, Inc.(a)	65,000	1,647,100
ServiceMaster Global Holdings, Inc.(a)	36,854	1,538,654
Total		14,404,512
Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	125,900	2,484,007
Cheesecake Factory, Inc. (The)	79,400	5,030,784
Cracker Barrel Old Country Store, Inc.	22,600	3,599,050
Dave & Buster’s Entertainment, Inc.(a)	34,000	2,077,060
Papa John’s International, Inc.	76,884	6,153,795
Red Robin Gourmet Burgers, Inc.(a)	18,000	1,052,100
Ruth’s Hospitality Group, Inc.	221,400	4,439,070
Texas Roadhouse, Inc.	76,296	3,397,461
Vail Resorts, Inc.	7,824	1,501,426
Total		29,734,753
Household Durables 1.2%
Cavco Industries, Inc.(a)	23,943	2,786,965
D.R. Horton, Inc.	58,000	1,931,980
Helen of Troy Ltd.(a)	4,700	442,740
iRobot Corp.(a)	53,287	3,524,402
Common Stocks (continued)
Issuer	Shares	Value ($)
La-Z-Boy, Inc.	140,500	3,793,500
William Lyon Homes, Inc., Class A(a)	60,000	1,237,200
Total		13,716,787
Internet & Direct Marketing Retail 0.1%
Wayfair, Inc., Class A(a)	40,362	1,634,257
Leisure Products 0.4%
Brunswick Corp.	70,387	4,307,685
Media 0.9%
AMC Entertainment Holdings, Inc., Class A	52,000	1,635,400
Gannett Co., Inc.	382,000	3,201,160
New York Times Co. (The), Class A	231,100	3,327,840
Scholastic Corp.	29,900	1,272,843
Total		9,437,243
Multiline Retail 0.4%
Big Lots, Inc.	87,400	4,254,632
Specialty Retail 2.9%
Aaron’s, Inc.	134,800	4,008,952
Big 5 Sporting Goods Corp.	249,900	3,773,490
Buckle, Inc. (The)	25,000	465,000
Camping World Holdings, Inc., Class A(a)	54,856	1,768,557
Children’s Place, Inc. (The)	61,850	7,425,093
Five Below, Inc.(a)	40,445	1,751,673
Francesca’s Holdings Corp.(a)	243,700	3,740,795
Genesco, Inc.(a)	68,200	3,781,690
Monro Muffler Brake, Inc.	23,520	1,225,392
Pier 1 Imports, Inc.	384,300	2,751,588
Restoration Hardware Holdings, Inc.(a)	24,000	1,110,240
Total		31,802,470
Textiles, Apparel & Luxury Goods 0.5%
Kate Spade & Co.(a)	64,000	1,486,720
Movado Group, Inc.	162,200	4,046,890
Total		5,533,610
Total Consumer Discretionary		143,544,141

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.7%
Food & Staples Retailing 0.6%
SpartanNash Co.	118,100	4,132,319
SUPERVALU, Inc.(a)	217,375	839,067
United Natural Foods, Inc.(a)	35,000	1,513,050
Total		6,484,436
Food Products 1.6%
AdvancePierre Foods Holdings, Inc.	80,000	2,493,600
Dean Foods Co.	244,500	4,806,870
Fresh Del Monte Produce, Inc.	63,200	3,743,336
John B. Sanfilippo & Son, Inc.	10,700	783,133
Post Holdings, Inc.(a)	17,000	1,487,840
Sanderson Farms, Inc.	49,415	5,131,254
Total		18,446,033
Household Products 0.3%
WD-40 Co.	29,010	3,160,640
Personal Products 0.2%
Avon Products, Inc.(a)	234,000	1,029,600
Usana Health Sciences, Inc.(a)	26,870	1,547,712
Total		2,577,312
Total Consumer Staples		30,668,421
Energy 4.0%
Energy Equipment & Services 1.4%
Archrock, Inc.	195,000	2,418,000
Atwood Oceanics, Inc.(a)	388,200	3,699,546
Core Laboratories NV	21,756	2,513,253
Frank’s International NV	102,143	1,079,652
Keane Group, Inc.(a)	95,000	1,358,500
Patterson-UTI Energy, Inc.	83,000	2,014,410
Seadrill Ltd.(a)	329,300	543,345
Weatherford International PLC(a)	304,000	2,021,600
Total		15,648,306
Oil, Gas & Consumable Fuels 2.6%
Aegean Marine Petroleum Network, Inc.	148,000	1,783,400
Arch Coal, Inc.(a)	11,800	813,492
Carrizo Oil & Gas, Inc.(a)	112,714	3,230,383
Denbury Resources, Inc.(a)	626,700	1,616,886
International Seaways, Inc.(a)	52,200	998,064
Common Stocks (continued)
Issuer	Shares	Value ($)
Newfield Exploration Co.(a)	45,000	1,660,950
Oasis Petroleum, Inc.(a)	112,000	1,597,120
PBF Energy, Inc., Class A	52,000	1,152,840
PDC Energy, Inc.(a)	107,528	6,704,371
REX American Resources Corp.(a)	49,543	4,483,146
Westmoreland Coal Co.(a)	117,600	1,707,552
Whiting Petroleum Corp.(a)	150,000	1,419,000
WPX Energy, Inc.(a)	138,000	1,847,820
Total		29,015,024
Total Energy		44,663,330
Financials 18.9%
Banks 8.9%
Associated Banc-Corp.	76,559	1,868,040
Banc of California, Inc.	215,175	4,454,122
Banco Latinoamericano de Comercio Exterior SA, Class E	126,140	3,499,124
Bank of the Ozarks, Inc.	40,000	2,080,400
Cathay General Bancorp	106,600	4,016,688
Central Pacific Financial Corp.	135,595	4,141,071
Customers Bancorp, Inc.(a)	207,010	6,527,025
East West Bancorp, Inc.	67,000	3,457,870
Enterprise Financial Services Corp.	10,600	449,440
FCB Financial Holdings, Inc., Class A(a)	91,300	4,523,915
First BanCorp(a)	202,975	1,146,809
First Busey Corp.	127,748	3,755,791
First Citizens BancShares Inc., Class A	3,800	1,274,406
First Merchants Corp.	50,200	1,973,864
First Republic Bank	31,500	2,955,015
Fulton Financial Corp.	46,200	824,670
Great Southern Bancorp, Inc.	34,708	1,752,754
Hancock Holding Co.	44,500	2,026,975
Heartland Financial USA, Inc.	11,200	559,440
Hilltop Holdings, Inc.	132,500	3,639,775
Hope Bancorp, Inc.	115,000	2,204,550
Huntington Bancshares, Inc.	230,000	3,079,700
International Bancshares Corp.	123,065	4,356,501
Lakeland Financial Corp.	85,836	3,701,248
LegacyTexas Financial Group, Inc.	161,123	6,428,808
MB Financial, Inc.	74,357	3,183,967

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	55,000	2,240,150
Prosperity Bancshares, Inc.	61,200	4,266,252
S&T Bancorp, Inc.	22,000	761,200
Sandy Spring Bancorp, Inc.	64,915	2,660,866
Sterling Bancorp	57,600	1,365,120
Trico Bancshares	34,645	1,230,937
United Community Banks, Inc.	133,400	3,693,846
Wintrust Financial Corp.	38,300	2,647,296
Zions Bancorporation	68,000	2,856,000
Total		99,603,635
Capital Markets 2.7%
Arlington Asset Investment Corp., Class A	286,465	4,047,750
E*TRADE Financial Corp.(a)	60,000	2,093,400
Evercore Partners, Inc., Class A	14,000	1,090,600
Houlihan Lokey, Inc.	78,390	2,700,536
KCG Holdings, Inc., Class A(a)	237,700	4,238,191
Lazard Ltd., Class A	31,000	1,425,690
Moelis & Co., ADR, Class A	44,626	1,718,101
OM Asset Management PLC	250,715	3,790,811
Piper Jaffray Companies	57,900	3,696,915
SEI Investments Co.	40,475	2,041,559
Stifel Financial Corp.(a)	30,000	1,505,700
Virtus Investment Partners, Inc.	19,300	2,043,870
Total		30,393,123
Consumer Finance 0.8%
Encore Capital Group, Inc.(a)	43,500	1,339,800
FirstCash, Inc.	16,663	818,986
Nelnet, Inc., Class A	89,065	3,906,391
SLM Corp.(a)	197,000	2,383,700
Total		8,448,877
Insurance 2.0%
Ambac Financial Group, Inc.(a)	104,400	1,968,984
American Equity Investment Life Holding Co.	103,000	2,433,890
Amtrust Financial Services, Inc.	76,500	1,412,190
Assured Guaranty Ltd.	26,000	964,860
Athene Holding Ltd., Class A(a)	41,500	2,074,585
CNO Financial Group, Inc.	94,000	1,927,000
Heritage Insurance Holdings, Inc.	244,265	3,119,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Maiden Holdings Ltd.	216,000	3,024,000
MBIA, Inc.(a)	91,000	770,770
Universal Insurance Holdings, Inc.	163,248	3,999,576
Total		21,695,119
Mortgage Real Estate Investment Trusts (REITS) 0.8%
AG Mortgage Investment Trust, Inc.	25,700	463,885
CYS Investments, Inc.	434,240	3,452,208
Invesco Mortgage Capital, Inc.	158,000	2,436,360
Redwood Trust, Inc.	120,100	1,994,861
Total		8,347,314
Thrifts & Mortgage Finance 3.7%
BofI Holding, Inc.(a)	191,410	5,001,543
Essent Group Ltd.(a)	138,300	5,002,311
Flagstar Bancorp, Inc.(a)	222,000	6,258,180
HomeStreet, Inc.(a)	124,750	3,486,762
Meta Financial Group, Inc.	5,000	442,500
MGIC Investment Corp.(a)	697,551	7,066,192
Radian Group, Inc.	284,635	5,112,045
Walker & Dunlop, Inc.(a)	105,080	4,380,785
Washington Federal, Inc.	147,560	4,884,236
Total		41,634,554
Total Financials		210,122,622
Health Care 14.1%
Biotechnology 3.6%
Agios Pharmaceuticals, Inc.(a)	35,180	2,054,512
Alder Biopharmaceuticals, Inc.(a)	67,670	1,407,536
bluebird bio, Inc.(a)	27,650	2,513,385
Clovis Oncology, Inc.(a)	22,000	1,400,740
Coherus Biosciences, Inc.(a)	39,545	836,377
Dynavax Technologies Corp.(a)	110,315	656,374
Exact Sciences Corp.(a)	52,587	1,242,105
Exelixis, Inc.(a)	72,400	1,568,908
Genomic Health, Inc.(a)	50,914	1,603,282
Halozyme Therapeutics, Inc.(a)	94,680	1,227,053
Immunogen, Inc.(a)	177,900	688,473
Immunomedics, Inc.(a)	120,000	776,400
Jounce Therapeutics, Inc.(a)	75,002	1,649,294
Keryx Biopharmaceuticals, Inc.(a)	426,990	2,630,258

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kite Pharma, Inc.(a)	42,593	3,343,125
Ligand Pharmaceuticals, Inc.(a)	14,199	1,502,822
NewLink Genetics Corp.(a)	36,200	872,420
OncoMed Pharmaceuticals, Inc.(a)	152,900	1,408,209
PTC Therapeutics, Inc.(a)	78,785	775,244
Puma Biotechnology, Inc.(a)	60,340	2,244,648
Ra Pharmaceuticals, Inc.(a)	59,768	1,272,461
Sage Therapeutics, Inc.(a)	25,585	1,818,326
Spark Therapeutics, Inc.(a)	47,530	2,535,250
TESARO, Inc.(a)	14,345	2,207,265
Ultragenyx Pharmaceutical, Inc.(a)	17,026	1,154,022
Total		39,388,489
Health Care Equipment & Supplies 4.6%
Analogic Corp.(a)	32,610	2,475,099
Angiodynamics, Inc.(a)	226,900	3,936,715
Anika Therapeutics, Inc.(a)	25,482	1,106,938
Endologix, Inc.(a)	245,316	1,776,088
Haemonetics Corp.(a)	89,259	3,621,238
Halyard Health, Inc.(a)	73,600	2,803,424
iRhythm Technologies, Inc.(a)	89,073	3,349,145
LeMaitre Vascular, Inc.	161,067	3,967,080
Masimo Corp.(a)	79,989	7,459,774
Merit Medical Systems, Inc.(a)	91,500	2,644,350
Natus Medical, Inc.(a)	118,321	4,644,099
OraSure Technologies, Inc.(a)	64,300	831,399
Orthofix International NV(a)	111,265	4,244,760
Teleflex, Inc.	18,000	3,487,140
West Pharmaceutical Services, Inc.	25,572	2,086,931
Wright Medical Group NV(a)	102,000	3,174,240
Total		51,608,420
Health Care Providers & Services 2.8%
Almost Family, Inc.(a)	32,500	1,579,500
AMN Healthcare Services, Inc.(a)	58,656	2,381,434
Envision Healthcare Corp.(a)	44,000	2,698,080
HealthEquity, Inc.(a)	29,943	1,271,080
HealthSouth Corp.	72,191	3,090,497
Magellan Health, Inc.(a)	43,730	3,019,557
Mednax, Inc.(a)	56,741	3,936,691
Molina Healthcare, Inc.(a)	101,829	4,643,402
Common Stocks (continued)
Issuer	Shares	Value ($)
Owens & Minor, Inc.	119,600	4,138,160
Providence Service Corp. (The)(a)	10,700	475,508
Tenet Healthcare Corp.(a)	78,000	1,381,380
Triple-S Management Corp., Class B(a)	144,790	2,543,960
Total		31,159,249
Health Care Technology 0.5%
Computer Programs & Systems, Inc.	60,097	1,682,716
Evolent Health, Inc., Class A(a)	74,251	1,655,797
Medidata Solutions, Inc.(a)	41,555	2,397,308
Total		5,735,821
Life Sciences Tools & Services 1.5%
Bio-Techne Corp.	36,535	3,713,783
Cambrex Corp.(a)	21,360	1,175,868
INC Research Holdings, Inc. Class A(a)	91,980	4,217,283
Patheon NV(a)	64,000	1,685,760
Pra Health Sciences, Inc.(a)	74,150	4,836,804
VWR Corp.(a)	49,393	1,392,883
Total		17,022,381
Pharmaceuticals 1.1%
Aerie Pharmaceuticals, Inc.(a)	51,950	2,355,933
Akorn, Inc.(a)	109,115	2,627,489
Lannett Co., Inc.(a)	65,800	1,470,630
Pacira Pharmaceuticals, Inc.(a)	51,000	2,325,600
Supernus Pharmaceuticals, Inc.(a)	95,635	2,993,375
Total		11,773,027
Total Health Care		156,687,387
Industrials 14.6%
Aerospace & Defense 1.1%
Astronics Corp.(a)	47,025	1,492,103
Astronics Corp., Class B(a)	7,052	224,254
Curtiss-Wright Corp.	56,000	5,110,560
HEICO Corp., Class A	39,593	2,969,475
Moog, Inc., Class A(a)	9,500	639,825
Taser International, Inc.(a)	98,398	2,242,490
Total		12,678,707

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
Forward Air Corp.	7,100	337,747
XPO Logistics, Inc.(a)	54,000	2,586,060
Total		2,923,807
Airlines 0.8%
Alaska Air Group, Inc.	29,500	2,720,490
Hawaiian Holdings, Inc.(a)	96,150	4,466,168
Skywest, Inc.	32,257	1,104,802
Total		8,291,460
Building Products 1.2%
Apogee Enterprises, Inc.	31,000	1,847,910
Continental Building Product(a)	163,840	4,014,080
Gibraltar Industries, Inc.(a)	109,100	4,494,920
Universal Forest Products, Inc.	35,020	3,450,871
Total		13,807,781
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	53,000	2,310,800
ACCO Brands Corp.(a)	293,400	3,858,210
Brady Corp., Class A	108,500	4,193,525
Brink’s Co. (The)	23,113	1,235,390
Copart, Inc.(a)	38,306	2,372,291
Deluxe Corp.	39,000	2,814,630
Healthcare Services Group, Inc.	32,814	1,413,955
Knoll, Inc.	134,756	3,208,540
Quad/Graphics, Inc.	157,085	3,964,825
Ritchie Bros. Auctioneers, Inc.	56,733	1,866,516
Unifirst Corp.	27,261	3,856,069
Total		31,094,751
Construction & Engineering 1.0%
Argan, Inc.	60,800	4,021,920
Granite Construction, Inc.	42,000	2,107,980
Jacobs Engineering Group, Inc.	35,000	1,934,800
MasTec, Inc.(a)	49,000	1,962,450
MYR Group, Inc.(a)	11,600	475,600
Total		10,502,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	129,400	3,400,632
EnerSys	65,315	5,155,966
Generac Holdings, Inc.(a)	107,800	4,018,784
Total		12,575,382
Machinery 3.8%
Astec Industries, Inc.	49,300	3,031,704
Barnes Group, Inc.	79,374	4,075,061
Energy Recovery, Inc.(a)	320,900	2,669,888
ESCO Technologies, Inc.	20,627	1,198,429
Global Brass & Copper Holdings, Inc.	118,400	4,072,960
Greenbrier Companies, Inc. (The)	99,200	4,275,520
Kennametal, Inc.	62,000	2,432,260
Middleby Corp. (The)(a)	12,856	1,754,201
Mueller Industries, Inc.	47,400	1,622,502
Nordson Corp.	20,574	2,527,310
Oshkosh Corp.	60,632	4,158,749
REV Group, Inc.(a)	65,027	1,792,794
Toro Co. (The)	72,942	4,555,957
Wabash National Corp.	208,030	4,304,141
Total		42,471,476
Professional Services 1.3%
Huron Consulting Group, Inc.(a)	74,100	3,119,610
ICF International, Inc.(a)	27,708	1,144,340
RPX Corp.(a)	348,865	4,186,380
TrueBlue, Inc.(a)	76,500	2,092,275
Wageworks, Inc.(a)	54,273	3,923,938
Total		14,466,543
Road & Rail 0.3%
ArcBest Corp.	141,180	3,670,680
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	75,285	4,656,377
Neff Corp. Class A(a)	112,482	2,187,775
Triton International Ltd.	40,000	1,031,600
Watsco, Inc.	15,579	2,230,601
Total		10,106,353
Total Industrials		162,589,690

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 16.1%
Communications Equipment 0.4%
Finisar Corp.(a)	41,500	1,134,610
InterDigital, Inc.	14,200	1,225,460
Oclaro, Inc.(a)	225,000	2,209,500
Total		4,569,570
Electronic Equipment, Instruments & Components 3.5%
Anixter International, Inc.(a)	47,200	3,742,960
Benchmark Electronics, Inc.(a)	140,900	4,480,620
IPG Photonics Corp.(a)	24,199	2,920,819
Methode Electronics, Inc.	82,200	3,748,320
Plexus Corp.(a)	16,800	971,040
Rogers Corp.(a)	53,800	4,619,806
Sanmina Corp.(a)	124,865	5,069,519
Scansource, Inc.(a)	96,700	3,795,475
TTM Technologies, Inc.(a)	283,800	4,577,694
Vishay Intertechnology, Inc.	285,100	4,689,895
Total		38,616,148
Internet Software & Services 2.8%
Alteryx, Inc., Class A(a)	28,028	438,078
Apptio, Inc., Class A(a)	63,283	742,310
Bankrate, Inc.(a)	77,600	748,840
CoStar Group, Inc.(a)	14,300	2,963,246
j2 Global, Inc.	99,350	8,336,458
LogMeIn, Inc.	49,100	4,787,250
Mimecast Ltd.(a)	86,887	1,945,400
NIC, Inc.	107,227	2,165,985
Nutanix, Inc., Class A(a)	69,622	1,306,805
Q2 Holdings, Inc.(a)	47,494	1,655,166
RetailMeNot, Inc.(a)	416,591	3,374,387
Shutterstock, Inc.(a)	40,200	1,662,270
SPS Commerce, Inc.(a)	23,530	1,376,270
Total		31,502,465
IT Services 2.7%
Booz Allen Hamilton Holdings Corp.	42,000	1,486,380
Cardtronics PLC, Class A(a)	100,200	4,684,350
Convergys Corp.	170,800	3,612,420
CoreLogic, Inc.(a)	31,337	1,276,043
Common Stocks (continued)
Issuer	Shares	Value ($)
CSG Systems International, Inc.	7,250	274,123
EVERTEC, Inc.	246,005	3,911,479
ExlService Holdings, Inc.(a)	23,470	1,111,539
MAXIMUS, Inc.	58,624	3,646,413
NeuStar, Inc., Class A(a)	61,100	2,025,465
Science Applications International Corp.	14,800	1,101,120
Travelport Worldwide Ltd.	103,300	1,215,841
Unisys Corp.(a)	233,100	3,251,745
WNS Holdings Ltd., ADR(a)	69,933	2,000,783
Total		29,597,701
Semiconductors & Semiconductor Equipment 3.8%
Amkor Technology, Inc.(a)	391,870	4,541,773
Brooks Automation, Inc.	66,000	1,478,400
Cirrus Logic, Inc.(a)	29,000	1,760,010
Cypress Semiconductor Corp.	184,000	2,531,840
Diodes, Inc.(a)	73,425	1,765,871
Entegris, Inc.(a)	224,300	5,248,620
Kulicke & Soffa Industries, Inc.(a)	107,000	2,174,240
Marvell Technology Group Ltd.	158,000	2,411,080
Monolithic Power Systems, Inc.	36,490	3,360,729
ON Semiconductor Corp.(a)	160,000	2,478,400
Qorvo, Inc.(a)	33,000	2,262,480
Semtech Corp.(a)	138,000	4,664,400
Synaptics, Inc.(a)	83,985	4,158,098
Xcerra Corp.(a)	344,011	3,058,258
Total		41,894,199
Software 2.9%
ANSYS, Inc.(a)	21,262	2,272,270
Aspen Technology, Inc.(a)	92,205	5,432,719
Barracuda Networks, Inc.(a)	137,400	3,175,314
Blackline, Inc.(a)	41,856	1,245,634
CommVault Systems, Inc.(a)	87,700	4,455,160
CyberArk Software Ltd.(a)	23,869	1,214,216
Ebix, Inc.	13,500	826,875
Guidewire Software, Inc.(a)	24,328	1,370,396
Manhattan Associates, Inc.(a)	43,672	2,273,128
Progress Software Corp.	126,000	3,660,300
Qualys, Inc.(a)	81,300	3,081,270
Take-Two Interactive Software, Inc.(a)	28,000	1,659,560

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tyler Technologies, Inc.(a)	8,401	1,298,458
VASCO Data Security International, Inc.(a)	70,200	947,700
Total		32,913,000
Total Information Technology		179,093,083
Materials 4.2%
Chemicals 2.9%
Albemarle Corp.	33,000	3,486,120
Cabot Corp.	23,000	1,377,930
Chemours Co. LLC (The)	24,500	943,250
Ferro Corp.(a)	298,100	4,528,139
Huntsman Corp.	124,000	3,042,960
Innospec, Inc.	68,225	4,417,569
Koppers Holdings, Inc.(a)	23,400	990,990
Olin Corp.	80,000	2,629,600
Orion Engineered Carbons SA	88,152	1,807,116
Platform Specialty Products Corp.(a)	118,000	1,536,360
Rayonier Advanced Materials, Inc.	300,800	4,045,760
Trinseo SA	64,800	4,348,080
Total		33,153,874
Containers & Packaging 0.4%
Greif, Inc., Class A	76,900	4,236,421
Metals & Mining 0.7%
Alcoa Corp.	49,500	1,702,800
Materion Corp.	83,755	2,809,980
Schnitzer Steel Industries, Inc., Class A	152,200	3,142,930
Total		7,655,710
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	8,400	470,400
KapStone Paper and Packaging Corp.	70,000	1,617,000
Total		2,087,400
Total Materials		47,133,405
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 6.8%
Alexandria Real Estate Equities, Inc.	24,000	2,652,480
American Assets Trust, Inc.	55,000	2,301,200
Ashford Hospitality Prime, Inc.	229,600	2,436,056
CBL & Associates Properties, Inc.	435,700	4,156,578
Chesapeake Lodging Trust	58,000	1,389,680
Common Stocks (continued)
Issuer	Shares	Value ($)
CorEnergy Infrastructure Trust, Inc.	102,994	3,479,137
DuPont Fabros Technology, Inc.	12,800	634,752
First Industrial Realty Trust, Inc.	88,000	2,343,440
Four Corners Property Trust, Inc.	38,200	872,106
Government Properties Income Trust	49,000	1,025,570
Highwoods Properties, Inc.	43,000	2,112,590
Hospitality Properties Trust	69,000	2,175,570
Hudson Pacific Properties, Inc.	57,000	1,974,480
LaSalle Hotel Properties	77,700	2,249,415
Lexington Realty Trust	440,200	4,393,196
Mack-Cali Realty Corp.	80,500	2,168,670
Mid-America Apartment Communities, Inc.	21,300	2,167,062
PS Business Parks, Inc.	62,025	7,117,989
QTS Realty Trust Inc., Class A	46,000	2,242,500
RLJ Lodging Trust	72,900	1,713,879
Ryman Hospitality Properties, Inc.	73,865	4,567,073
Sabra Health Care REIT, Inc.	33,600	938,448
Select Income REIT	174,300	4,495,197
STAG Industrial, Inc.	50,100	1,253,502
Summit Hotel Properties, Inc.	283,405	4,528,812
Sun Communities, Inc.	22,700	1,823,491
Tanger Factory Outlet Centers, Inc.	49,500	1,622,115
UMH Properties, Inc.	142,683	2,170,208
Washington Prime Group, Inc.	478,400	4,157,296
Xenia Hotels & Resorts, Inc.	68,900	1,176,123
Total		76,338,615
Real Estate Management & Development 0.3%
Colliers International Group, Inc.	35,059	1,654,785
FirstService Corp.	27,980	1,687,194
Total		3,341,979
Total Real Estate		79,680,594
Telecommunication Services 0.6%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A(a)	199,045	4,140,136
Windstream Holdings, Inc.	522,530	2,847,788
Total		6,987,924
Total Telecommunication Services		6,987,924

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.1%
Electric Utilities 0.4%
IDACORP, Inc.	1,575	130,662
Pinnacle West Capital Corp.	34,000	2,834,920
Portland General Electric Co.	38,000	1,687,960
Total		4,653,542
Gas Utilities 1.7%
Chesapeake Utilities Corp.	58,730	4,064,116
New Jersey Resources Corp.	62,500	2,475,000
Northwest Natural Gas Co.	49,100	2,901,810
South Jersey Industries, Inc.	72,000	2,566,800
Southwest Gas Corp.	89,095	7,386,866
Total		19,394,592
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	70,200	4,007,016
Multi-Utilities 0.2%
CMS Energy Corp.	45,000	2,013,300
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 0.4%
SJW Corp.	85,475	4,121,605
Total Utilities		34,190,055
Total Common Stocks (Cost $968,998,804)		1,095,360,652

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	24,487,411	24,487,411
Total Money Market Funds (Cost $24,486,294)		24,487,411
Total Investments (Cost: $993,485,098)		1,119,848,063
Other Assets & Liabilities, Net		(5,750,121)
Net Assets		1,114,097,942

At March 31, 2017, securities and/or cash totaling $303,600 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Russell 2000 Mini	72	USD	4,983,840	06/2017	54,256	—
Russell 2000 Mini	30	USD	2,076,600	06/2017	39,050	—
Total			7,060,440		93,306	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	15,973,478	74,220,900	(65,706,967)	24,487,411	(65)	28,678	24,487,411
Abbreviation Legend
ADR	American Depositary Receipt
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	143,544,141	—	—	—	143,544,141
Consumer Staples	30,668,421	—	—	—	30,668,421
Energy	44,663,330	—	—	—	44,663,330
Financials	210,122,622	—	—	—	210,122,622
Health Care	156,687,387	—	—	—	156,687,387
Industrials	162,365,436	224,254	—	—	162,589,690
Information Technology	179,093,083	—	—	—	179,093,083
Materials	47,133,405	—	—	—	47,133,405
Real Estate	79,680,594	—	—	—	79,680,594
Telecommunication Services	6,987,924	—	—	—	6,987,924
Utilities	34,190,055	—	—	—	34,190,055
Total Common Stocks	1,095,136,398	224,254	—	—	1,095,360,652
Money Market Funds	—	—	—	24,487,411	24,487,411
Total Investments	1,095,136,398	224,254	—	24,487,411	1,119,848,063
Derivatives
Asset
Futures Contracts	93,306	—	—	—	93,306
Total	1,095,229,704	224,254	—	24,487,411	1,119,941,369
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2012-2A Class A
05/20/18	2.802%	2,333,333	2,335,928
Series 2012-3A Class A
03/20/19	2.100%	20,000,000	20,050,630
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/21	1.830%	8,810,237	8,812,419
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.408%	320,105	320,116
Series 2014-1 Class A
04/10/28	1.258%	2,774,700	2,774,930
Series 2016-1 Class A1
04/10/30	1.872%	9,300,000	9,341,733
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/19	1.830%	12,275,000	12,235,493
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/26	2.280%	3,436,870	3,411,719
Series 2014-AA Class A
11/25/26	1.770%	5,682,052	5,566,349
Series 2014-AA Class B
11/25/26	2.070%	2,908,871	2,872,766
Series 2017-AA Class A
12/27/28	2.660%	7,110,000	7,084,395
Honda Auto Receivables Owner Trust
Series 2017-1 Class A2
07/22/19	1.420%	10,050,000	10,050,383
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/20	1.480%	11,250,000	11,249,949
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/32	2.520%	5,380,732	5,328,325
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/34	2.910%	10,880,000	10,948,553
Sierra Timeshare Receivables Funding LLC(a)
Series 2013-1A Class A
11/20/29	1.590%	7,152,314	7,133,523
Series 2013-2A Class A
11/20/25	2.280%	2,631,594	2,625,936
Series 2014-1 Class A
03/20/30	2.070%	6,121,257	6,115,371
Series 2015-1A Class A
03/22/32	2.400%	7,176,751	7,144,399
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A
06/20/32	2.430%	6,032,545	6,020,274
Series 2016-2A Class A
07/20/33	2.330%	9,337,507	9,342,211
Toyota Auto Receivables Owner Trust(b)
Series 2015-C Class A2B
02/15/18	1.242%	370,053	370,084
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/25	3.950%	1,418,028	1,450,898
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/33	2.540%	11,516,373	11,363,187
Total Asset-Backed Securities — Non-Agency (Cost $164,205,624)			163,949,571

Commercial Mortgage-Backed Securities - Non-Agency 8.5%

American Homes 4 Rent Trust(a),(b)
Series 2014-SFR1 Class A
06/17/31	1.913%	18,151,897	18,157,543
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2014-ICTS Class A
06/15/28	1.712%	10,000,000	9,999,369
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/33	3.490%	15,000,000	15,134,985
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/36	3.430%	15,875,000	16,234,727
BLCP Hotel Trust(a),(b)
Series 2014-CLRN Class A
08/15/29	1.863%	20,668,824	20,681,381
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/49	2.926%	5,125,000	4,909,726
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
12/17/33	2.163%	17,459,970	17,530,359
Commercial Mortgage Trust(a),(b)
Series 2014-BBG Class A
03/15/29	1.712%	12,200,000	12,207,627
Commercial Mortgage Trust(b)
Series 2014-CR15 Class B
02/10/47	4.711%	10,000,000	10,789,902
Series 2016-CR28 Class B
02/10/49	4.647%	11,055,000	11,569,863
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/47	4.490%	9,400,000	9,784,217

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	14,846,913
Series 2015-CR22 Class B
03/10/48	3.926%	10,000,000	10,204,762
Subordinated, Series 2015-LC21 Class AM
07/10/48	4.043%	20,000,000	20,750,840
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/34	3.252%	8,750,000	8,880,702
Series 2015-TEXW Class B
02/10/34	3.329%	6,400,000	6,511,966
Series 2015-WEST Class A
02/10/37	3.292%	10,000,000	10,098,640
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/48	3.759%	9,337,000	9,577,630
Invitation Homes Trust(a),(b)
Series 2014-SFR1 Class A
06/17/31	1.913%	11,429,716	11,430,207
Series 2014-SFR3 Class A
12/17/31	2.113%	17,678,860	17,685,152
Irvine Core Office Trust(a),(b)
Series 2013-IRV Class A2
05/15/48	3.174%	14,000,000	14,242,486
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/47	4.341%	9,100,000	9,402,813
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/50	3.414%	16,030,000	16,230,647
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2014-CBM Class B
10/15/29	2.312%	9,450,000	9,473,502
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2016-JP2 Class B
08/15/49	3.460%	9,200,000	9,038,195
Subordinated, Series 2013-C16 Class C
12/15/46	4.975%	5,440,000	5,641,047
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3 Class AS
08/15/49	3.144%	9,500,000	9,243,102
Morgan Stanley Capital I Trust(a),(b)
Series 2014-CPT Class C
07/13/29	3.446%	6,550,000	6,611,343
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
01/17/34	2.312%	7,175,000	7,239,891
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $343,326,079)			344,109,537

Corporate Bonds & Notes(c) 40.6%

Aerospace & Defense 0.3%
Boeing Co. (The)
10/30/22	2.200%	2,460,000	2,403,819
Harris Corp.
04/27/20	2.700%	810,000	817,449
Lockheed Martin Corp.
01/15/26	3.550%	2,840,000	2,886,417
03/01/45	3.800%	1,520,000	1,427,456
Oshkosh Corp.
03/01/22	5.375%	4,260,000	4,425,075
Rockwell Collins, Inc.(d)
04/15/47	4.350%	1,000,000	998,668
Total			12,958,884
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/22	4.625%	2,572,880	2,621,121
Apartment REIT 0.1%
Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,631,812
05/01/23	3.250%	2,205,000	2,196,425
Total			3,828,237
Automotive 1.7%
Daimler Finance North America LLC(a)
01/11/18	1.875%	4,010,000	4,013,697
Ford Motor Co.
12/08/26	4.346%	1,960,000	1,998,657
Ford Motor Credit Co. LLC
05/15/18	5.000%	8,940,000	9,236,576
01/15/20	8.125%	1,600,000	1,838,733
08/02/21	5.875%	5,150,000	5,737,187
General Motors Co.
04/01/35	5.000%	2,950,000	2,918,990
General Motors Financial Co., Inc.
05/15/18	3.250%	5,720,000	5,798,570
01/15/19	3.100%	1,380,000	1,402,262
07/06/21	3.200%	1,970,000	1,977,474
03/01/26	5.250%	3,730,000	4,007,553
Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	6,050,000	6,307,125

12	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(a)
12/15/18	4.125%		3,340,000	3,410,975
03/15/20	3.500%		2,000,000	2,023,010
Nemak SAB de CV(a)
02/28/23	5.500%		1,700,000	1,765,875
Schaeffler Finance BV(a)
05/15/21	4.250%		4,537,000	4,599,384
Tenneco, Inc.
07/15/26	5.000%		5,260,000	5,151,486
ZF North America Capital, Inc.(a)
04/29/20	4.000%		6,500,000	6,678,750
Total				68,866,304
Banking 8.5%
Ally Financial, Inc.
05/21/18	3.600%		4,836,000	4,896,450
03/30/25	4.625%		4,000,000	3,980,000
American Express Centurion Bank
09/13/17	6.000%		1,500,000	1,529,791
American Express Credit Corp.
09/14/20	2.600%		1,495,000	1,510,829
Bank of America Corp.
07/01/20	5.625%		2,670,000	2,928,419
01/24/22	5.700%		6,910,000	7,757,691
01/21/44	5.000%		2,130,000	2,321,280
Subordinated
08/26/24	4.200%		10,620,000	10,814,527
01/22/25	4.000%		1,750,000	1,748,157
Bank of America Corp.(b)
01/20/48	4.443%		1,330,000	1,338,165
Bank of America NA
Subordinated
10/15/36	6.000%		1,570,000	1,929,990
Banque Fédérative du Crédit Mutuel SA(a)
04/12/19	2.000%		2,540,000	2,523,881
Barclays Bank PLC
Subordinated
10/14/20	5.140%		1,030,000	1,101,908
Barclays Bank PLC(b)
Subordinated
01/16/23	6.750%	GBP	3,400,000	4,406,712
Barclays PLC
01/12/26	4.375%		1,500,000	1,522,905
01/10/47	4.950%		1,800,000	1,798,043
BB&T Corp.
Subordinated
09/16/25	3.625%		1,493,000	1,527,988
10/30/26	3.800%		1,650,000	1,713,815
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
BBVA Bancomer SA(a)
Subordinated
09/30/22	6.750%		7,000,000	7,840,000
BNP Paribas SA(a)
Subordinated
09/28/25	4.375%		1,600,000	1,594,426
BNP Paribas SA(a),(b)
Subordinated
10/14/27	2.625%	EUR	1,500,000	1,647,774
BPCE SA(a)
Subordinated
07/21/24	5.150%		2,960,000	3,040,083
Capital One Bank USA NA
06/05/19	2.300%		1,490,000	1,492,134
Subordinated
02/15/23	3.375%		2,680,000	2,674,570
Capital One Financial Corp.
Subordinated
10/29/25	4.200%		4,415,000	4,432,607
Capital One NA
08/17/18	2.350%		3,500,000	3,522,046
Citigroup, Inc.
05/01/18	1.750%		13,150,000	13,146,265
04/08/19	2.550%		2,200,000	2,221,798
01/14/22	4.500%		4,200,000	4,497,784
Subordinated
09/29/27	4.450%		15,110,000	15,344,734
Commerzbank AG(a)
Subordinated
09/19/23	8.125%		1,490,000	1,744,969
03/23/26	4.000%	EUR	3,660,000	4,128,152
Cooperatieve Rabobank UA
02/08/22	3.875%		3,590,000	3,779,125
Subordinated
11/09/22	3.950%		1,000,000	1,026,231
Cooperatieve Rabobank UA(a)
Subordinated
09/14/22	4.125%	EUR	3,000,000	3,712,611
Credit Agricole Assurances SA(b)
Subordinated
09/27/48	4.750%	EUR	4,800,000	5,350,074
Credit Agricole SA
Subordinated
12/18/23	7.375%	GBP	3,100,000	4,980,256
Credit Suisse Group Funding Guernsey Ltd.
04/16/21	3.450%		3,420,000	3,469,344
05/15/45	4.875%		1,000,000	1,017,534
Discover Bank
07/27/26	3.450%		3,920,000	3,762,953

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Fifth Third Bancorp
Subordinated
01/16/24	4.300%		2,710,000	2,830,649
Fifth Third Bank
10/01/21	2.875%		2,230,000	2,256,914
Finansbank AS(a)
04/30/19	6.250%		6,900,000	7,233,960
Goldman Sachs Group, Inc. (The)
12/13/19	2.300%		9,240,000	9,245,636
03/15/20	5.375%		7,570,000	8,206,463
09/15/20	2.750%		1,530,000	1,542,675
01/24/22	5.750%		3,100,000	3,487,128
01/23/25	3.500%		6,510,000	6,485,737
11/16/26	3.500%		1,300,000	1,270,902
07/08/44	4.800%		4,730,000	4,992,884
Subordinated
10/21/25	4.250%		2,040,000	2,080,333
05/22/45	5.150%		1,750,000	1,836,726
HBOS PLC(a)
Subordinated
05/21/18	6.750%		2,280,000	2,387,657
HSBC Bank PLC(a)
Subordinated
07/07/23	6.500%	GBP	1,500,000	2,329,583
HSBC Bank USA NA
Subordinated
11/01/34	5.875%		820,000	979,202
HSBC Holdings PLC(b)
03/13/23	3.262%		1,950,000	1,960,858
HSBC Holdings PLC
03/08/26	4.300%		6,000,000	6,254,322
Subordinated
11/23/26	4.375%		4,090,000	4,121,751
Intesa Sanpaolo SpA(a)
Subordinated
06/26/24	5.017%		4,080,000	3,838,182
JPMorgan Chase & Co.
03/01/21	2.550%		1,770,000	1,772,352
05/10/21	4.625%		7,100,000	7,649,128
09/23/22	3.250%		3,280,000	3,339,863
01/23/25	3.125%		7,500,000	7,369,275
Subordinated
09/10/24	3.875%		5,470,000	5,544,294
06/01/45	4.950%		2,400,000	2,521,654
KeyBank NA
Subordinated
05/20/26	3.400%		1,250,000	1,217,872
KeyCorp
12/13/18	2.300%		3,440,000	3,460,516
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Morgan Stanley
09/23/19	5.625%		5,390,000	5,821,200
04/21/21	2.500%		2,350,000	2,337,310
10/23/24	3.700%		2,710,000	2,748,948
01/22/47	4.375%		1,170,000	1,170,847
Subordinated
11/24/25	5.000%		15,450,000	16,589,932
PNC Bank NA
Subordinated
12/07/17	6.000%		4,680,000	4,813,094
07/25/23	3.800%		1,750,000	1,833,069
Regions Bank
Subordinated
06/26/37	6.450%		2,000,000	2,262,262
Santander Issuances SAU(a)
Subordinated
03/18/25	2.500%	EUR	8,000,000	8,512,721
SunTrust Bank
Subordinated
05/15/26	3.300%		1,500,000	1,456,455
Synchrony Financial
01/15/19	2.600%		4,130,000	4,162,255
08/15/19	3.000%		1,100,000	1,117,159
Turkiye Garanti Bankasi AS(a)
03/16/23	5.875%		6,000,000	6,073,872
U.S. Bancorp
03/15/22	3.000%		960,000	978,012
Subordinated
09/11/24	3.600%		630,000	648,773
UBS Group Funding Jersey Ltd.(a)
09/24/25	4.125%		1,720,000	1,743,377
US Bank NA
01/27/25	2.800%		2,390,000	2,345,264
Wells Fargo & Co.
07/22/20	2.600%		5,390,000	5,443,636
01/24/23	3.069%		2,850,000	2,867,334
09/29/25	3.550%		4,890,000	4,926,162
Subordinated
08/15/23	4.125%		1,300,000	1,361,702
06/03/26	4.100%		1,750,000	1,786,731
01/15/44	5.606%		2,861,000	3,277,516
11/04/44	4.650%		2,295,000	2,303,391
Total				342,573,559
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
04/13/18	5.125%		1,870,000	1,928,576
01/17/27	4.850%		1,840,000	1,878,244
Total				3,806,820

14	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.2%
Masco Corp.
04/01/25	4.450%	6,250,000	6,523,375
04/01/26	4.375%	1,000,000	1,039,210
Owens Corning
12/15/22	4.200%	2,185,000	2,285,482
Total			9,848,067
Cable and Satellite 1.4%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	6,110,000	6,339,125
Charter Communications Operating LLC/Capital
07/23/25	4.908%	11,070,000	11,697,315
10/23/45	6.484%	1,000,000	1,151,336
Comcast Corp.
03/01/26	3.150%	1,550,000	1,525,029
08/15/35	4.400%	1,650,000	1,710,258
11/15/35	6.500%	178,000	227,065
05/15/38	6.400%	4,910,000	6,262,322
03/01/44	4.750%	808,000	852,442
DISH DBS Corp.
07/15/17	4.625%	2,040,000	2,052,750
NBCUniversal Media LLC
04/01/21	4.375%	5,420,000	5,821,053
01/15/23	2.875%	1,510,000	1,514,171
Sirius XM Radio, Inc.(a)
07/15/24	6.000%	1,900,000	2,035,375
04/15/25	5.375%	4,000,000	4,090,000
Time Warner Cable LLC
07/01/18	6.750%	1,570,000	1,660,168
09/01/41	5.500%	730,000	748,649
09/15/42	4.500%	960,000	870,033
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	6,100,000	6,130,500
Total			54,687,591
Chemicals 0.3%
Ashland LLC(b)
08/15/22	4.750%	3,110,000	3,218,850
Dow Chemical Co. (The)
11/15/20	4.250%	836,000	886,711
Eastman Chemical Co.
08/15/22	3.600%	1,420,000	1,466,096
LyondellBasell Industries NV
04/15/19	5.000%	1,689,000	1,778,885
02/26/55	4.625%	1,800,000	1,686,989
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mosaic Co. (The)
11/15/43	5.625%	1,610,000	1,657,717
Total			10,695,248
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
06/01/22	2.850%	2,890,000	2,914,972
John Deere Capital Corp.
10/15/21	3.150%	1,250,000	1,281,868
United Rentals North America, Inc.
07/15/23	4.625%	3,300,000	3,399,000
11/15/24	5.750%	3,780,000	3,940,650
Total			11,536,490
Consumer Products 0.3%
Newell Brands, Inc.
11/15/23	5.000%	2,000,000	2,135,000
04/01/46	5.500%	2,280,000	2,587,604
Newell, Inc.
04/01/26	4.200%	2,820,000	2,934,895
Spectrum Brands, Inc.
07/15/25	5.750%	5,810,000	6,144,075
Total			13,801,574
Diversified Manufacturing 0.2%
General Electric Co.
10/09/22	2.700%	3,900,000	3,929,199
10/09/42	4.125%	2,160,000	2,200,176
United Technologies Corp.
04/15/40	5.700%	1,420,000	1,729,901
11/01/46	3.750%	1,800,000	1,689,962
Total			9,549,238
Electric 2.0%
AES Corp. (The)
05/15/23	4.875%	2,000,000	1,990,000
05/15/26	6.000%	2,250,000	2,328,750
Calpine Corp.(a)
01/15/24	5.875%	1,500,000	1,580,625
Calpine Corp.
01/15/25	5.750%	4,990,000	4,958,812
CMS Energy Corp.
06/15/19	8.750%	3,330,000	3,803,253
Consolidated Edison Co. of New York, Inc.
03/01/43	3.950%	2,290,000	2,238,381
Constellation Energy Group, Inc.
12/01/20	5.150%	2,020,000	2,193,292
Covanta Holding Corp.
03/01/24	5.875%	3,540,000	3,593,100

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Resources, Inc.
06/15/18	6.400%	1,880,000	1,979,037
09/15/22	2.750%	2,630,000	2,583,675
12/01/24	3.625%	1,820,000	1,828,987
10/01/25	3.900%	3,000,000	3,054,600
08/01/41	4.900%	2,050,000	2,168,281
Duke Energy Corp.
09/15/21	3.550%	2,860,000	2,965,257
Duke Energy Florida LLC
09/15/37	6.350%	1,170,000	1,552,547
11/15/42	3.850%	2,830,000	2,756,256
Duke Energy Progress LLC
08/15/25	3.250%	1,570,000	1,590,342
12/01/44	4.150%	1,565,000	1,589,215
Edison International
09/15/17	3.750%	1,730,000	1,747,219
Exelon Corp.
04/15/46	4.450%	1,960,000	1,941,899
Exelon Generation Co. LLC
06/15/22	4.250%	900,000	942,014
06/15/42	5.600%	760,000	724,841
FirstEnergy Corp.
03/15/23	4.250%	6,480,000	6,696,134
Florida Power & Light Co.
02/01/42	4.125%	3,380,000	3,494,278
Georgia Power Co.
03/15/42	4.300%	700,000	672,877
IPALCO Enterprises, Inc.
05/01/18	5.000%	2,521,000	2,590,327
07/15/20	3.450%	3,270,000	3,306,787
MidAmerican Energy Co.
10/15/44	4.400%	2,790,000	2,963,513
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/67	7.300%	3,060,000	3,082,950
Pacific Gas & Electric Co.
12/01/46	4.000%	2,515,000	2,470,334
Potomac Electric Power Co.
03/15/24	3.600%	1,550,000	1,602,106
Progress Energy, Inc.
04/01/22	3.150%	900,000	909,593
Southern Power Co.
09/15/41	5.150%	500,000	504,616
Xcel Energy, Inc.
12/01/26	3.350%	1,210,000	1,209,826
09/15/41	4.800%	820,000	840,558
Total			80,454,282
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.2%
Republic Services, Inc.
06/01/22	3.550%	3,200,000	3,317,754
Waste Management, Inc.
06/30/20	4.750%	2,890,000	3,116,680
03/01/45	4.100%	2,222,000	2,223,924
Total			8,658,358
Finance Companies 0.8%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/19	3.750%	7,340,000	7,536,734
CIT Group, Inc.
08/15/17	4.250%	4,710,000	4,751,212
08/15/22	5.000%	2,930,000	3,067,329
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	15,671,000	15,738,793
International Lease Finance Corp.
05/15/19	6.250%	1,800,000	1,939,484
Total			33,033,552
Food and Beverage 1.4%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	7,150,000	7,277,349
02/01/26	3.650%	4,710,000	4,762,752
02/01/46	4.900%	6,200,000	6,700,489
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	3,000,000	3,300,471
Aramark Services, Inc.(a)
04/01/25	5.000%	2,410,000	2,482,300
Constellation Brands, Inc.
11/15/19	3.875%	5,500,000	5,728,882
12/01/25	4.750%	3,470,000	3,737,821
JBS Investments GmbH(a)
04/03/24	7.250%	5,500,000	5,692,500
Kraft Heinz Foods Co.
07/15/25	3.950%	2,245,000	2,279,088
07/15/45	5.200%	1,750,000	1,826,566
06/01/46	4.375%	1,870,000	1,754,814
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	5,810,000	5,926,200
Molson Coors Brewing Co.
07/15/26	3.000%	1,970,000	1,873,340
Sysco Corp.
07/15/26	3.300%	1,380,000	1,351,325
Total			54,693,897

16	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,206,931
International Game Technology PLC(a)
02/15/22	6.250%	5,773,000	6,162,677
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/26	4.500%	5,830,000	5,655,100
Total			18,024,708
Health Care 1.7%
Abbott Laboratories
09/15/18	2.000%	1,410,000	1,411,568
11/30/26	3.750%	3,930,000	3,925,056
Ascension Health Alliance
11/15/46	3.945%	600,000	584,218
Becton Dickinson and Co.
12/15/24	3.734%	5,390,000	5,548,320
Catholic Health Initiatives
11/01/22	2.950%	1,425,000	1,384,313
CHS/Community Health Systems, Inc.
03/31/23	6.250%	3,000,000	3,052,500
DaVita, Inc.
07/15/24	5.125%	6,480,000	6,544,800
Express Scripts Holding Co.
02/25/26	4.500%	2,980,000	3,056,753
03/01/27	3.400%	1,140,000	1,073,629
Fresenius Medical Care US Finance II, Inc.(a)
10/15/20	4.125%	1,000,000	1,011,000
HCA, Inc.
03/15/19	3.750%	7,020,000	7,177,950
03/15/24	5.000%	1,000,000	1,048,750
02/01/25	5.375%	2,100,000	2,189,250
Medtronic, Inc.
03/15/20	2.500%	2,300,000	2,333,150
03/15/25	3.500%	2,860,000	2,926,484
03/15/35	4.375%	2,680,000	2,809,484
NYU Hospitals Center
07/01/42	4.428%	1,000,000	988,468
Quintiles IMS, Inc.(a)
10/15/26	5.000%	3,600,000	3,613,500
Tenet Healthcare Corp.
03/01/19	5.000%	3,000,000	3,004,590
10/01/21	4.375%	2,500,000	2,500,000
Thermo Fisher Scientific, Inc.
08/15/21	3.600%	3,590,000	3,726,061
02/15/22	3.300%	896,000	913,600
02/01/44	5.300%	1,470,000	1,668,080
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Universal Health Services, Inc.(a)
08/01/19	3.750%	1,000,000	1,012,500
08/01/22	4.750%	2,000,000	2,055,000
Zimmer Biomet Holdings, Inc.
04/01/20	2.700%	1,740,000	1,752,305
Total			67,311,329
Healthcare Insurance 0.2%
Aetna, Inc.
11/15/22	2.750%	2,010,000	2,008,499
UnitedHealth Group, Inc.
12/15/21	2.875%	2,110,000	2,150,847
03/15/22	2.875%	3,600,000	3,672,284
07/15/25	3.750%	1,860,000	1,942,428
Total			9,774,058
Healthcare REIT 0.0%
Welltower, Inc.
03/15/23	3.750%	1,440,000	1,474,939
Home Construction 0.5%
D.R. Horton, Inc.
08/15/23	5.750%	1,100,000	1,233,911
Lennar Corp.
12/15/17	4.750%	2,150,000	2,174,188
04/01/21	4.750%	5,205,000	5,426,212
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,399,900
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	738,281
TRI Pointe Group, Inc./Homes
06/15/19	4.375%	3,540,000	3,619,650
06/15/24	5.875%	2,600,000	2,678,000
Total			18,270,142
Independent Energy 1.4%
Anadarko Petroleum Corp.
03/15/26	5.550%	2,710,000	3,007,509
09/15/36	6.450%	1,610,000	1,900,267
Antero Resources Corp.
12/01/22	5.125%	4,717,000	4,778,911
Apache Corp.
04/15/43	4.750%	1,910,000	1,906,619
Cimarex Energy Co.
06/01/24	4.375%	4,000,000	4,155,108
Concho Resources, Inc.
04/01/23	5.500%	3,050,000	3,156,750
01/15/25	4.375%	4,390,000	4,417,437

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ConocoPhillips Holding Co.
04/15/29	6.950%	2,560,000	3,307,886
Continental Resources, Inc.
09/15/22	5.000%	2,820,000	2,848,200
EnCana Corp.
02/01/38	6.500%	2,380,000	2,657,591
EOG Resources, Inc.
02/01/21	4.100%	1,830,000	1,931,424
Hess Corp.
01/15/40	6.000%	2,910,000	2,991,093
Marathon Oil Corp.
06/01/25	3.850%	3,450,000	3,391,840
06/01/45	5.200%	1,000,000	985,728
Newfield Exploration Co.
01/30/22	5.750%	6,320,000	6,707,100
Noble Energy, Inc.
12/15/21	4.150%	2,640,000	2,770,031
Range Resources Corp.
05/15/25	4.875%	3,000,000	2,872,500
Whiting Petroleum Corp.
03/15/21	5.750%	1,000,000	990,000
Total			54,775,994
Integrated Energy 0.7%
BP Capital Markets PLC
10/01/20	4.500%	1,440,000	1,545,489
05/10/23	2.750%	2,380,000	2,350,221
Exxon Mobil Corp.
03/06/25	2.709%	3,740,000	3,688,059
03/01/26	3.043%	2,800,000	2,799,684
Lukoil International Finance BV(a)
11/02/26	4.750%	6,700,000	6,791,220
Shell International Finance BV
05/11/25	3.250%	3,310,000	3,342,127
08/21/42	3.625%	2,890,000	2,607,904
08/12/43	4.550%	1,150,000	1,193,915
Suncor Energy, Inc.
06/15/38	6.500%	900,000	1,131,634
Total Capital Canada Ltd.
07/15/23	2.750%	2,550,000	2,522,690
Total			27,972,943
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/22	5.250%	2,320,000	2,505,600
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Life Insurance 1.5%
Allianz Finance II BV(b)
Subordinated
07/08/41	5.750%	EUR	2,700,000	3,377,524
American International Group, Inc.
02/15/24	4.125%		9,750,000	10,001,238
07/16/44	4.500%		1,570,000	1,498,215
AXA SA(a),(b)
Subordinated
07/04/43	5.125%	EUR	4,800,000	5,956,676
07/06/47	3.375%	EUR	7,700,000	8,503,027
CNP Assurances(a),(b)
Subordinated
06/10/47	4.500%	EUR	4,000,000	4,459,513
12/31/49	4.000%	EUR	9,000,000	9,865,231
Lincoln National Corp.
02/15/20	6.250%		690,000	760,510
MetLife, Inc.
08/13/42	4.125%		1,020,000	993,068
11/13/43	4.875%		1,480,000	1,613,619
Principal Financial Group, Inc.
09/15/22	3.300%		750,000	763,594
Prudential Financial, Inc.
06/21/20	5.375%		1,270,000	1,393,040
12/14/36	5.700%		510,000	599,099
05/12/41	5.625%		3,230,000	3,794,036
Prudential Financial, Inc.(b)
Junior Subordinated
09/15/42	5.875%		3,800,000	4,129,650
TIAA Asset Management Finance Co. LLC(a)
11/01/24	4.125%		1,090,000	1,110,726
Voya Financial, Inc.
07/15/43	5.700%		1,440,000	1,595,723
Total				60,414,489
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%		5,230,000	5,164,625
Media and Entertainment 1.8%
21st Century Fox America, Inc.
10/15/25	3.700%		1,000,000	1,013,832
08/15/39	6.900%		1,590,000	2,029,816
09/15/44	4.750%		1,080,000	1,090,754
Cablevision SA(a)
06/15/21	6.500%		5,400,000	5,688,900
CBS Corp.
01/15/25	3.500%		1,220,000	1,214,570
07/01/42	4.850%		700,000	704,138

18	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discovery Communications LLC
08/15/19	5.625%	827,000	892,321
04/01/23	3.250%	3,260,000	3,181,278
03/11/26	4.900%	2,000,000	2,080,190
Interpublic Group of Companies, Inc. (The)
03/15/22	4.000%	1,565,000	1,630,073
Lamar Media Corp.
01/15/24	5.375%	6,390,000	6,597,675
Myriad International Holdings BV(a)
07/21/25	5.500%	3,100,000	3,230,969
Netflix, Inc.
02/01/21	5.375%	3,840,000	4,104,000
03/01/24	5.750%	2,890,000	3,088,543
Nielsen Finance LLC/Co.(a)
04/15/22	5.000%	4,876,000	4,985,710
Omnicom Group, Inc.
04/15/26	3.600%	3,300,000	3,298,320
S&P Global, Inc.
08/14/20	3.300%	1,690,000	1,726,536
TEGNA, Inc.
07/15/20	5.125%	4,650,000	4,806,937
Time Warner, Inc.
01/15/21	4.700%	1,900,000	2,036,908
07/15/25	3.600%	7,000,000	6,921,320
02/15/27	3.800%	2,000,000	1,978,190
12/15/43	5.350%	1,000,000	1,026,090
Viacom Inc.(b)
Junior Subordinated
02/28/57	6.250%	950,000	957,600
Viacom, Inc.
06/15/22	3.125%	3,500,000	3,463,691
09/01/23	4.250%	2,640,000	2,718,426
Walt Disney Co. (The)
06/01/44	4.125%	1,100,000	1,132,764
Total			71,599,551
Metals and Mining 0.4%
Barrick North America Finance LLC
05/01/43	5.750%	710,000	822,806
Freeport-McMoRan, Inc.
03/15/23	3.875%	2,760,000	2,538,151
Glencore Finance Canada Ltd.(a)
11/15/21	4.950%	1,830,000	1,965,054
Southern Copper Corp.
11/08/42	5.250%	1,030,000	1,009,660
Steel Dynamics, Inc.
10/01/24	5.500%	5,000,000	5,225,000
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Steel Dynamics, Inc.(a)
12/15/26	5.000%	3,500,000	3,543,750
Vale Overseas Ltd.
08/10/26	6.250%	1,800,000	1,955,250
Total			17,059,671
Midstream 2.1%
AmeriGas Partners LP/Finance Corp.
08/20/26	5.875%	5,000,000	4,975,000
05/20/27	5.750%	1,500,000	1,480,875
Boardwalk Pipelines LP
07/15/27	4.450%	1,340,000	1,353,830
Enbridge Energy Partners LP
03/15/20	5.200%	2,020,000	2,160,810
Enbridge, Inc.
10/01/23	4.000%	1,450,000	1,490,223
06/10/44	4.500%	1,300,000	1,202,492
Energy Transfer Equity LP
10/15/20	7.500%	1,662,000	1,861,440
Energy Transfer Partners LP
10/01/20	4.150%	2,140,000	2,222,187
02/01/23	3.600%	2,770,000	2,753,253
03/15/35	4.900%	1,500,000	1,435,475
02/01/42	6.500%	1,771,000	1,911,872
Enterprise Products Operating LLC
09/01/20	5.200%	5,020,000	5,467,844
03/15/44	4.850%	4,160,000	4,207,362
Enterprise Products Operating LLC(b)
01/15/68	7.034%	2,020,000	2,092,518
Kinder Morgan Energy Partners LP
04/01/20	6.500%	1,870,000	2,069,535
09/15/20	5.300%	1,600,000	1,730,282
09/01/39	6.500%	2,000,000	2,217,766
Kinder Morgan, Inc.
06/01/45	5.550%	2,510,000	2,564,587
Magellan Midstream Partners LP
07/15/19	6.550%	2,740,000	3,000,697
MPLX LP
06/01/25	4.875%	4,700,000	4,923,156
03/01/47	5.200%	650,000	654,073
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	3,360,000	3,406,801
Sabine Pass Liquefaction LLC
03/01/25	5.625%	6,800,000	7,372,179
Suburban Propane Partners LP/Energy Finance Corp.
03/01/25	5.750%	958,000	943,630
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	4,665,000	4,599,648
07/15/26	3.900%	1,350,000	1,304,365

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	2,140,000	2,091,850
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	2,000,000	2,110,000
TransCanada PipeLines Ltd.
08/01/22	2.500%	1,800,000	1,772,597
Williams Companies, Inc. (The)
01/15/23	3.700%	4,075,000	4,003,687
Williams Partners LP
11/15/20	4.125%	2,760,000	2,886,190
09/15/45	5.100%	2,660,000	2,637,712
Total			84,903,936
Natural Gas 0.1%
NiSource Finance Corp.
02/01/45	5.650%	1,870,000	2,187,229
Sempra Energy
10/01/22	2.875%	1,830,000	1,822,874
Total			4,010,103
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	1,400,000	1,394,530
Kilroy Realty LP
01/15/23	3.800%	3,200,000	3,281,661
10/01/25	4.375%	690,000	720,402
Total			5,396,593
Oil Field Services 0.1%
Ensco PLC
03/15/25	5.200%	950,000	824,125
Halliburton Co.
11/15/25	3.800%	2,930,000	2,966,900
Total			3,791,025
Other Financial Institutions 0.1%
GrupoSura Finance SA(a)
04/29/26	5.500%	4,600,000	4,853,000
Other REIT 0.1%
Hospitality Properties Trust
03/15/24	4.650%	4,930,000	5,022,842
Packaging 0.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/25	6.000%	3,400,000	3,438,250
Ball Corp.
11/15/23	4.000%	5,810,000	5,817,262
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Berry Plastics Corp.
07/15/23	5.125%	6,454,000	6,615,350
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	6,040,000	6,175,900
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	4,000,000	4,115,040
Total			26,161,802
Paper 0.3%
Georgia-Pacific LLC(a)
11/01/20	5.400%	4,310,000	4,735,781
International Paper Co.
11/15/41	6.000%	690,000	798,799
08/15/47	4.400%	2,580,000	2,435,520
WestRock RKT Co.
03/01/23	4.000%	3,005,000	3,101,626
Total			11,071,726
Pharmaceuticals 2.2%
AbbVie, Inc.
11/06/22	2.900%	2,420,000	2,410,925
05/14/25	3.600%	4,230,000	4,230,799
11/06/42	4.400%	2,420,000	2,306,451
05/14/46	4.450%	610,000	582,082
Actavis Funding SCS
06/15/24	3.850%	1,810,000	1,845,927
03/15/35	4.550%	2,580,000	2,587,012
Actavis, Inc.
10/01/17	1.875%	3,258,000	3,261,063
10/01/22	3.250%	3,980,000	4,003,689
10/01/42	4.625%	850,000	832,525
Amgen Inc.
06/15/51	4.663%	3,496,000	3,498,175
Baxalta, Inc.
06/22/18	2.000%	2,000,000	2,003,366
06/23/25	4.000%	2,910,000	2,965,005
Biogen, Inc.
09/15/22	3.625%	5,820,000	6,002,701
Celgene Corp.
08/15/22	3.250%	2,520,000	2,562,039
08/15/25	3.875%	6,240,000	6,377,929
08/15/45	5.000%	1,450,000	1,517,737
Forest Laboratories LLC(a)
02/15/21	4.875%	2,870,000	3,087,933
Gilead Sciences, Inc.
12/01/21	4.400%	4,940,000	5,303,530
03/01/26	3.650%	8,830,000	8,910,141
Mallinckrodt International Finance SA
04/15/18	3.500%	4,400,000	4,394,500

20	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merck & Co., Inc.
09/15/22	2.400%	2,155,000	2,139,792
Mylan NV
06/15/26	3.950%	1,390,000	1,360,565
Perrigo Finance Unlimited Co.
03/15/21	3.500%	4,250,000	4,332,939
Roche Holdings, Inc.(a)
09/30/24	3.350%	2,010,000	2,065,490
Shire Acquisitions Investments Ireland DAC
09/23/21	2.400%	5,000,000	4,889,570
Valeant Pharmaceuticals International, Inc.(a)
03/15/24	7.000%	3,200,000	3,284,000
04/15/25	6.125%	3,550,000	2,733,500
Total			89,489,385
Property & Casualty 0.6%
Allstate Corp. (The)(b)
08/15/53	5.750%	1,460,000	1,566,726
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,440,000	1,476,939
Berkshire Hathaway, Inc.
03/15/23	2.750%	2,080,000	2,080,516
02/11/43	4.500%	3,510,000	3,760,800
Chubb INA Holdings, Inc.
03/15/25	3.150%	3,840,000	3,846,935
05/03/26	3.350%	1,480,000	1,497,701
Hartford Financial Services Group, Inc. (The)
10/15/36	5.950%	550,000	646,749
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	2,060,000	2,238,179
Markel Corp.
07/01/22	4.900%	3,050,000	3,322,606
03/30/23	3.625%	860,000	880,191
Travelers Companies, Inc. (The)
08/25/45	4.300%	1,120,000	1,165,075
WR Berkley Corp.
03/15/22	4.625%	1,860,000	1,996,271
08/01/44	4.750%	780,000	770,815
Total			25,249,503
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/01/20	3.600%	1,881,000	1,968,064
09/15/41	4.950%	2,350,000	2,617,945
03/15/43	4.450%	2,430,000	2,520,721
04/01/45	4.150%	1,595,000	1,592,898
Norfolk Southern Corp.
04/01/18	5.750%	1,280,000	1,331,967
12/01/21	3.250%	2,300,000	2,362,424
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Pacific Corp.
09/15/41	4.750%	2,150,000	2,345,534
11/15/45	4.050%	1,000,000	999,140
Total			15,738,693
Refining 0.2%
Phillips 66
04/01/22	4.300%	5,500,000	5,831,095
Tesoro Corp.
10/01/22	5.375%	1,800,000	1,863,000
Total			7,694,095
Restaurants 0.2%
BC ULC/New Red Finance, Inc.(a)
01/15/22	4.625%	6,750,000	6,910,313
McDonalds Corp.
05/26/25	3.375%	2,000,000	2,016,476
Total			8,926,789
Retail REIT 0.2%
VEREIT Operating Partnership LP
06/01/21	4.125%	5,100,000	5,220,207
06/01/26	4.875%	1,875,000	1,952,344
Total			7,172,551
Retailers 1.1%
CVS Health Corp.
07/20/22	3.500%	2,500,000	2,573,040
12/01/22	2.750%	2,500,000	2,473,327
07/20/45	5.125%	2,180,000	2,405,187
Dollar General Corp.
04/15/23	3.250%	2,100,000	2,099,593
Hanesbrands, Inc.(a)
05/15/24	4.625%	3,640,000	3,589,950
Home Depot, Inc. (The)
09/15/25	3.350%	1,490,000	1,532,373
04/01/41	5.950%	3,590,000	4,593,082
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	2,040,000	1,903,091
PVH Corp.
12/15/22	4.500%	5,470,000	5,483,675
SACI Falabella(a)
04/30/23	3.750%	5,000,000	5,022,724
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	3,100,000	3,096,125
Target Corp.
04/15/26	2.500%	2,560,000	2,391,201

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wal-Mart Stores, Inc.
04/01/40	5.625%	5,040,000	6,203,187
04/22/44	4.300%	500,000	527,922
Total			43,894,477
Supermarkets 0.1%
Kroger Co. (The)
01/15/21	3.300%	5,130,000	5,253,787
Technology 2.3%
Apple, Inc.
02/09/27	3.350%	1,400,000	1,416,748
02/23/46	4.650%	800,000	858,402
Cisco Systems, Inc.
06/15/22	3.000%	3,250,000	3,323,161
02/15/39	5.900%	1,200,000	1,532,730
CommScope Technologies LLC(a)
03/15/27	5.000%	6,810,000	6,799,445
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/24	7.125%	2,500,000	2,763,698
06/15/26	6.020%	6,870,000	7,489,543
Equifax, Inc.
12/15/22	3.300%	1,908,000	1,934,540
Fidelity National Information Services, Inc.
06/05/24	3.875%	2,046,000	2,102,326
08/15/26	3.000%	2,710,000	2,553,338
First Data Corp.(a)
01/15/24	5.000%	8,130,000	8,272,275
Hewlett Packard Enterprise Co.(b)
10/15/20	3.600%	5,400,000	5,553,247
10/15/25	4.900%	3,010,000	3,126,589
Microsoft Corp.
02/12/25	2.700%	6,020,000	5,915,716
11/03/25	3.125%	1,480,000	1,493,937
08/08/36	3.450%	2,200,000	2,084,225
02/06/47	4.250%	4,300,000	4,407,715
NXP BV/Funding LLC(a)
06/15/20	4.125%	5,000,000	5,193,750
09/01/22	3.875%	2,300,000	2,351,750
Oracle Corp.
10/15/22	2.500%	1,630,000	1,621,765
07/15/23	3.625%	2,690,000	2,820,301
07/08/34	4.300%	2,050,000	2,127,836
07/15/46	4.000%	2,180,000	2,079,761
Sanmina Corp.(a)
06/01/19	4.375%	2,000,000	2,045,000
Seagate HDD Cayman
11/15/18	3.750%	750,000	768,750
06/01/23	4.750%	4,380,000	4,401,900
01/01/25	4.750%	1,150,000	1,126,281
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tencent Holdings Ltd.(a)
05/02/19	3.375%	5,000,000	5,111,630
Western Digital Corp.(a)
04/01/23	7.375%	3,000,000	3,288,750
Total			94,565,109
Tobacco 0.2%
Altria Group, Inc.
08/09/22	2.850%	4,650,000	4,659,444
Philip Morris International, Inc.
05/17/21	4.125%	1,870,000	1,984,295
Total			6,643,739
Transportation Services 0.1%
FedEx Corp.
01/15/47	4.400%	1,360,000	1,322,222
Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,492,500
04/15/19	6.750%	1,077,000	1,078,346
Penske Truck Leasing Co. LP/Finance Corp.(a)
07/17/18	2.875%	1,830,000	1,853,252
Total			5,746,320
Wireless 0.7%
America Movil SAB de CV
07/16/22	3.125%	3,490,000	3,516,339
American Tower Corp.
09/01/20	5.050%	1,950,000	2,098,344
10/15/26	3.375%	3,650,000	3,480,052
Crown Castle International Corp.
01/15/23	5.250%	6,310,000	6,885,712
IHS Netherlands Holdco BV(a)
10/27/21	9.500%	5,000,000	5,150,000
Sprint Communications, Inc.(a)
11/15/18	9.000%	4,230,000	4,600,125
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,167,900
Total			28,898,472
Wirelines 1.9%
AT&T, Inc.
03/01/21	5.000%	2,600,000	2,805,111
08/15/21	3.875%	3,080,000	3,204,472
02/17/23	3.600%	2,900,000	2,937,123
04/01/24	4.450%	2,800,000	2,934,439
05/15/25	3.400%	8,470,000	8,181,393
02/15/39	6.550%	2,450,000	2,890,351
12/15/42	4.300%	2,020,000	1,796,028
03/01/47	5.450%	1,000,000	1,022,253

22	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
British Telecommunications PLC
01/15/18	5.950%	3,115,000	3,217,427
CenturyLink, Inc.
09/15/19	6.150%	1,505,000	1,602,825
Deutsche Telekom International Finance BV(a)
01/19/27	3.600%	3,510,000	3,494,651
Frontier Communications Corp.
04/15/20	8.500%	5,600,000	5,908,000
09/15/25	11.000%	2,150,000	2,090,875
Orange SA
09/14/21	4.125%	2,252,000	2,374,813
02/06/44	5.500%	720,000	817,070
Telefonica Chile SA(a)
10/12/22	3.875%	4,000,000	4,093,308
Telefonica Emisiones SAU
02/16/21	5.462%	2,410,000	2,645,375
03/08/47	5.213%	1,220,000	1,234,962
Verizon Communications, Inc.
09/14/18	3.650%	4,840,000	4,971,159
11/01/22	2.450%	1,430,000	1,379,359
03/16/27	4.125%	2,100,000	2,135,576
03/15/34	5.050%	3,830,000	3,894,693
11/01/41	4.750%	7,410,000	7,101,566
08/21/46	4.862%	2,761,000	2,654,423
08/21/54	5.012%	1,992,000	1,889,767
Total			77,277,019
Total Corporate Bonds & Notes (Cost $1,616,440,009)			1,637,722,237

Foreign Government Obligations(c),(e) 4.5%

Argentina 0.2%
Argentina Republic Government International Bond(a)
04/22/26	7.500%	5,250,000	5,586,000
01/26/27	6.875%	3,000,000	3,042,000
Total			8,628,000
Brazil 0.2%
Brazilian Government International Bond
01/20/37	7.125%	1,000,000	1,135,000
Petrobras Global Finance BV
05/23/21	8.375%	5,300,000	5,969,125
Total			7,104,125
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/24	4.250%	2,170,000	2,261,952
Foreign Government Obligations(c),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
09/14/21	3.250%	2,300,000	2,378,200
10/30/42	3.625%	800,000	787,440
Total			3,165,640
Colombia 0.3%
Colombia Government International Bond
01/28/26	4.500%	3,600,000	3,798,000
09/18/37	7.375%	5,350,000	6,826,600
01/18/41	6.125%	1,420,000	1,621,975
Total			12,246,575
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/26	6.875%	1,450,000	1,587,750
01/25/27	5.950%	1,100,000	1,126,686
Total			2,714,436
Egypt 0.1%
Egypt Government International Bond(a)
01/31/22	6.125%	600,000	623,307
06/11/25	5.875%	3,300,000	3,225,750
01/31/27	7.500%	1,000,000	1,062,500
Total			4,911,557
Germany 0.1%
KFW
10/04/22	2.000%	2,880,000	2,838,807
Hungary 0.1%
Hungary Government International Bond
03/29/41	7.625%	1,900,000	2,757,166
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/26	4.750%	4,200,000	4,478,250
01/08/46	5.950%	700,000	821,792
Total			5,300,042
Italy 0.1%
Republic of Italy
09/27/23	6.875%	2,900,000	3,380,466
Mexico 0.7%
Mexico Government International Bond
01/21/26	4.125%	4,000,000	4,112,000
03/28/27	4.150%	2,500,000	2,542,500
03/08/44	4.750%	4,774,000	4,642,715
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,754,355

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(c),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/24/22	4.875%		4,620,000	4,752,594
08/04/26	6.875%		5,000,000	5,550,000
06/15/35	6.625%		470,000	484,147
06/02/41	6.500%		850,000	846,600
06/27/44	5.500%		2,460,000	2,171,073
Total				26,855,984
Namibia 0.1%
Namibia International Bonds(a)
10/29/25	5.250%		3,500,000	3,525,550
Norway 0.1%
Statoil ASA
01/17/23	2.450%		2,750,000	2,704,018
05/15/43	3.950%		1,130,000	1,092,894
Total				3,796,912
Panama 0.1%
Panama Government International Bond
01/26/36	6.700%		3,000,000	3,780,000
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/26	5.000%		2,300,000	2,400,625
Peru 0.1%
Peruvian Government International Bond
08/25/27	4.125%		4,300,000	4,622,500
03/14/37	6.550%		780,000	1,007,175
Total				5,629,675
Philippines 0.2%
Philippine Government International Bond
10/23/34	6.375%		4,700,000	6,241,910
Poland 0.1%
Poland Government International Bond
01/22/24	4.000%		5,300,000	5,558,375
Portugal 0.7%
Portugal Obrigacoes do Tesouro OT(a)
10/15/25	2.875%	EUR	29,055,000	29,826,704
Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III(a)
09/30/27	5.838%		6,000,000	6,660,000
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/24/28	12.750%		2,000,000	3,522,500
Foreign Government Obligations(c),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/21	2.375%	4,300,000	4,224,483
Serbia 0.1%
Serbia International Bond(a)
09/28/21	7.250%	4,500,000	5,130,000
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/24	5.250%	1,000,000	1,122,512
South Africa 0.0%
South Africa Government International Bond
01/17/24	4.665%	1,530,000	1,547,748
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/25	5.750%	5,000,000	4,813,750
Turkey 0.1%
Turkey Government International Bond
03/23/23	3.250%	30,000	27,525
04/14/26	4.250%	3,100,000	2,870,600
03/25/27	6.000%	3,000,000	3,116,250
Total			6,014,375
Uruguay 0.0%
Uruguay Government International Bond
06/18/50	5.100%	1,400,000	1,345,750
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/20	2.500%	2,000,000	1,991,003
Total Foreign Government Obligations (Cost $177,517,767)			179,296,622

Inflation-Indexed Bonds 4.3%

United States 4.3%
U.S. Treasury Inflation-Indexed Bond
07/15/26	0.125%	176,986,823	172,672,592
Total Inflation-Indexed Bonds (Cost $173,714,996)			172,672,592

24	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Municipal Bonds 1.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/49	6.750%	2,050,000	2,978,240
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds Series 2010
05/01/40	5.665%	525,000	616,786
University of California
Revenue Bonds
Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,098,620
University of Texas System (The)
Revenue Bonds
Build America Bonds Series 2010D
08/15/42	5.134%	2,310,000	2,708,059
Total			7,401,705
Local General Obligation 0.0%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/29	7.045%	1,000,000	1,018,970
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,235,580
Total			2,254,550
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,111,266
Other Bond Issue 0.0%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,280,758
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	1,029,323
Total			2,310,081
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th Series 2011
10/01/51	4.926%	2,000,000	2,256,160
Consolidated 174th Series 2012
10/01/62	4.458%	1,990,000	2,077,978
Total			4,334,138
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,702,695
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	2,015,741
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds Series 2010B
07/01/30	5.722%	2,050,000	2,352,723
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/39	7.300%	3,740,000	5,250,848
Build America Bonds Series 2010
11/01/40	7.600%	1,245,000	1,857,391
Taxable Build America Bonds Series 2009
04/01/39	7.550%	1,000,000	1,464,930

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension Series 2003
06/01/33	5.100%	3,220,000	2,933,645
State of Washington
Unlimited General Obligation Bonds
Build America Bonds Series 2010
08/01/40	5.140%	3,545,000	4,245,563
Total			15,752,377
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds Series 2010
11/15/40	6.687%	1,650,000	2,192,586
Taxable Build America Bonds Series 2010
11/15/40	6.814%	1,100,000	1,479,918
Total			3,672,504
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	1,265,000	1,712,064
Maryland State Transportation Authority
Revenue Bonds
Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,026,613
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds Series 2009
01/01/40	7.414%	1,275,000	1,834,878
Taxable Build America Bonds Series 2010A
01/01/41	7.102%	2,020,000	2,819,738
Total			7,393,293
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds Series 2010
11/01/50	6.950%	270,000	380,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Revenue Bonds
Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,579,540
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,313,050
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds Series 2010
05/01/49	6.138%	1,900,000	2,447,903
Total			6,721,336
Total Municipal Bonds (Cost $50,628,467)			58,022,409

Residential Mortgage-Backed Securities - Agency 22.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/01/38	6.000%	1,009,256	1,143,403
02/01/43	3.000%	16,531,841	16,483,290
11/01/22- 06/01/33	5.000%	1,422,965	1,536,935
03/01/34- 08/01/38	5.500%	3,170,642	3,554,746
Federal Home Loan Mortgage Corp.(b)
05/01/35	2.869%	324,681	343,299
12/01/35	2.851%	3,275,129	3,469,880
07/01/36	2.773%	3,166,808	3,358,881
07/01/36	3.138%	2,843,472	3,007,988
10/01/36	2.682%	2,323,097	2,456,450
04/01/37	2.873%	2,211,319	2,335,225
02/01/38	4.965%	1,719,772	1,798,558
04/01/38	4.266%	879,700	912,164
06/01/38	4.985%	1,127,707	1,163,065
07/01/38	5.120%	273,025	283,030
07/01/40	3.130%	514,712	545,722
09/01/40	4.067%	1,048,106	1,086,034
02/01/41	3.741%	822,191	854,298
05/01/41	3.005%	272,828	289,218
07/01/41	3.140%	1,440,568	1,516,449
07/01/41	3.670%	1,276,450	1,333,279
07/01/41	4.254%	1,681,052	1,746,643
12/01/42	2.063%	4,292,442	4,362,010
02/01/43	1.987%	1,311,635	1,361,199
02/01/43	2.313%	4,394,765	4,448,017
06/01/43	1.812%	1,161,374	1,191,309

26	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
08/01/18- 05/01/39	6.500%	966,101	1,101,478
07/01/31- 01/01/42	5.000%	27,991,893	30,676,505
04/01/33- 01/01/39	5.500%	13,093,639	14,642,864
07/01/33- 11/01/40	4.500%	16,161,713	17,508,343
12/01/33- 09/01/37	6.000%	6,096,388	6,938,377
10/01/40- 04/01/46	4.000%	88,508,133	93,011,756
12/01/40- 05/01/46	3.500%	163,722,456	167,915,809
Federal National Mortgage Association(b)
06/01/35	2.815%	4,618,304	4,805,836
06/01/35	2.817%	1,775,393	1,848,493
06/01/37	2.782%	1,507,405	1,578,208
03/01/38	2.797%	3,432,687	3,633,583
06/01/38	4.933%	938,228	994,277
03/01/39	3.091%	2,928,613	3,086,997
03/01/40	3.303%	1,025,216	1,086,212
08/01/40	3.597%	882,501	922,549
10/01/40	3.930%	1,664,161	1,728,033
08/01/41	3.113%	1,470,467	1,541,995
09/01/41	3.310%	822,240	855,577
06/01/35	2.816%	4,631,011	4,814,496
CMO Series 2005-106 Class UF
11/25/35	1.282%	1,776,721	1,772,077
CMO Series 2006-43 Class FM
06/25/36	1.282%	653,406	650,646
CMO Series 2007-36 Class FB
04/25/37	1.382%	2,766,298	2,764,616
Federal National Mortgage Association(d)
04/12/47	3.000%	112,000,000	111,020,000
04/12/47	3.500%	75,165,000	76,885,572
04/12/47	4.000%	22,000,000	23,075,936
04/12/47	4.500%	58,850,000	63,098,234
Government National Mortgage Association
07/20/46	2.500%	19,245,032	18,684,936
07/20/39- 10/20/40	5.000%	12,126,850	13,382,892
02/15/40- 06/15/41	4.500%	26,699,718	28,946,608
07/15/40- 09/20/45	4.000%	28,172,766	29,911,435
04/20/42- 04/20/45	3.500%	51,808,116	53,899,132
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d)
04/22/45	4.000%	45,000,000	47,527,735
04/20/47	2.500%	15,000,000	14,549,509
04/20/47	3.500%	15,000,000	15,553,125
Total Residential Mortgage-Backed Securities - Agency (Cost $920,460,043)			920,994,933

Residential Mortgage-Backed Securities - Non-Agency 7.4%

Alternative Loan Trust
Series 2003-20CB
10/25/33	5.500%	5,060,725	5,365,356
Banc of America Mortgage Trust
CMO Series 2005-1 Class 1A15
02/25/35	5.500%	942,645	966,795
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2005-6 Class 1A1
08/25/35	3.278%	4,309,424	3,925,905
CMO Series 2006-1 Class A1
02/25/36	3.040%	5,103,958	5,071,513
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/37	6.000%	2,207,189	2,276,071
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2004-UST1 Class A4
08/25/34	2.954%	958,149	921,739
CMO Series 2005-4 Class A
08/25/35	3.044%	3,871,886	3,900,913
CMO Series 2005-6 Class A2
09/25/35	2.740%	2,785,385	2,873,261
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/34	5.250%	763,239	776,861
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	195,456	196,505
Credit Suisse First Boston Mortgage Securities Corp.(b)
07/25/35	5.446%	7,074,540	6,765,372
Credit Suisse First Boston Mortgage-Backed Trust(b)
CMO Series 2004-AR6 Class 2A1
10/25/34	3.139%	2,632,365	2,611,875
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
05/25/24	3.582%	14,350,000	14,637,674
CMO Series 2016-C03 Class 2M2
10/25/28	6.882%	6,000,000	6,829,670
CMO Series 2016-C04 Class 1M2
01/25/29	5.232%	11,600,000	12,279,531
CMO Series 2016-C05 Class 2M2
01/25/29	5.432%	7,605,000	8,122,758

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-C02 Class 2M2
05/25/24	3.582%	8,908,319	9,047,635
Series 2017-C01 Class 1M2
07/25/29	4.532%	10,720,000	10,837,657
First Horizon Mortgage Pass-Through Trust(b)
CMO Series 2005-AR3 Class 4A1
08/25/35	2.895%	981,008	948,315
CMO Series 2006-AR4 Class 1A2
01/25/37	3.034%	4,880,435	4,327,198
GSR Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1
09/25/35	3.087%	3,099,319	3,193,499
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/35	5.250%	2,492,484	2,565,120
JPMorgan Mortgage Trust(b)
CMO Series 2005-A4 Class 1A1
07/25/35	3.103%	1,557,388	1,548,049
CMO Series 2005-A4 Class 2A1
07/25/35	3.196%	1,160,154	1,153,840
CMO Series 2005-S2 Class 3A1
02/25/32	7.146%	565,914	588,412
CMO Series 2006-A3 Class 7A1
04/25/35	3.561%	1,594,226	1,588,978
CMO Series 2006-A4 Class 3A1
06/25/36	3.201%	3,691,763	3,224,107
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/36	6.500%	5,899,812	6,139,731
MASTR Adjustable Rate Mortgages Trust(b)
CMO Series 2004-13 Class 3A7
11/21/34	3.050%	1,808,740	1,846,216
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2005-A2 Class A2
02/25/35	2.978%	2,899,756	2,902,639
PHH Mortgage Capital Trust(b)
CMO Series 2007-6 Class A1
12/18/37	5.828%	196,231	201,353
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/36	6.000%	7,643,716	6,432,913
Sequoia Mortgage Trust(b)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	303,826	303,038
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/43	4.000%	1,858,561	1,906,372
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2004-8 Class 2A1
07/25/34	3.219%	3,955,011	3,934,160
Thornburg Mortgage Securities Trust(b)
CMO Series 2006-4 Class A2B
07/25/36	3.345%	10,105,429	9,801,283
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/33	5.950%	454,283	474,248
WaMu Mortgage Pass-Through Certificates Trust(b)
Series 2005-AR7
08/25/35	2.814%	4,826,502	4,759,525
Wells Fargo Mortgage-Backed Securities(b)
Series 2005-AR4
04/25/35	3.304%	3,315,284	3,313,339
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	831,153	847,364
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	125,884	123,084
CMO Series 2005-17 Class 2A1
01/25/36	5.500%	5,923,436	5,829,512
CMO Series 2005-18 Class 1A1
01/25/36	5.500%	5,616,834	5,539,706
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	875,233	875,441
CMO Series 2006-10 Class A4
08/25/36	6.000%	796,086	792,407
CMO Series 2006-13 Class A5
10/25/36	6.000%	3,996,977	4,002,505
CMO Series 2006-7 Class 3A1
06/25/36	6.000%	1,766,461	1,722,008
CMO Series 2006-8 Class A10
07/25/36	6.000%	2,582,134	2,600,950
CMO Series 2006-8 Class A15
07/25/36	6.000%	3,772,789	3,800,281
CMO Series 2006-8 Class A9
07/25/36	6.000%	3,258,746	3,282,493
CMO Series 2007-11 Class A3
08/25/37	6.000%	904,720	892,011
CMO Series 2007-11 Class A36
08/25/37	6.000%	6,582,632	6,490,165
CMO Series 2007-13 Class A1
09/25/37	6.000%	4,012,371	4,039,345
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	696,933	712,249

28	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-15 Class A1
11/25/37	6.000%	1,495,372	1,480,762
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	538,103	560,347
CMO Series 2007-4 Class A15
04/27/37	6.000%	1,478,527	1,454,688
CMO Series 2007-7 Class A1
06/25/37	6.000%	2,262,016	2,213,569
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	1,590,479	1,661,753
Series 2006-6 Class 1A16
05/25/36	5.750%	7,241,559	7,241,184
Series 2007-10 Class 2A9
07/25/37	6.000%	7,507,373	7,320,886
Series 2007-12 Class A7
09/25/37	5.500%	1,958,826	1,966,403
Series 2007-8 Class 2A2
07/25/37	6.000%	3,786,021	3,773,269
Wells Fargo Mortgage-Backed Securities Trust(b)
CMO Series 2004-A Class A1
02/25/34	3.112%	473,940	477,462
CMO Series 2004-Z Class 2A2
12/25/34	3.001%	2,976,540	3,006,661
CMO Series 2005-AR10 Class 2A17
06/25/35	3.074%	5,565,283	5,660,806
CMO Series 2005-AR12 Class 2A6
06/25/35	3.113%	3,454,788	3,528,268
CMO Series 2005-AR16 Class 3A2
03/25/35	3.200%	2,986,766	2,996,235
CMO Series 2005-AR16 Class 6A3
10/25/35	3.079%	6,058,487	6,041,728
CMO Series 2006-AR10 Class 1A1
07/25/36	3.106%	1,593,159	1,527,963
CMO Series 2006-AR10 Class 2A1
07/25/36	3.103%	1,806,007	1,771,360
CMO Series 2006-AR10 Class 4A1
07/25/36	3.170%	5,646,279	5,317,809
CMO Series 2006-AR14 Class 1A7
10/25/36	3.066%	4,551,281	4,243,614
CMO Series 2006-AR16 Class A1
10/25/36	3.230%	5,766,838	5,334,368
CMO Series 2006-AR19 Class A1
12/25/36	3.013%	5,806,317	5,321,363
CMO Series 2006-AR5 Class 2A1
04/25/36	3.294%	7,296,783	6,844,850
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR7 Class 2A1
05/25/36	3.101%	2,678,850	2,541,172
CMO Series 2007-AR10 Class 1A1
01/25/38	6.292%	677,501	652,941
CMO Series 2007-AR7 Class A1
12/28/37	3.150%	1,188,417	1,094,539
Series 2006-AR1 Class 1A1
03/25/36	3.224%	5,610,152	5,271,803
Series 2006-AR10 Class 5A6
07/25/36	3.093%	2,385,201	2,348,277
Series 2006-AR12 Class 1A1
09/25/36	3.235%	2,186,667	2,074,461
Series 2006-AR14 Class 2A1
10/25/36	3.074%	3,230,927	3,069,982
Series 2006-AR2 Class 2A3
03/25/36	3.089%	1,675,897	1,642,034
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $298,738,000)			298,549,504

U.S. Government & Agency Obligations 1.1%

Federal National Mortgage Association
04/24/26	2.125%	5,300,000	5,064,622
11/15/30	6.625%	27,260,000	38,446,604
Total U.S. Government & Agency Obligations (Cost $40,614,644)			43,511,226

U.S. Treasury Obligations 12.4%

U.S. Treasury
01/31/18	0.875%	35,000,000	34,950,755
01/31/19	1.125%	21,000,000	20,958,168
02/28/19	1.500%	30,000,000	30,140,640
07/31/19	1.625%	50,000,000	50,312,500
09/30/19	1.750%	30,000,000	30,268,350
11/30/19	1.500%	20,000,000	20,033,600
12/31/19	1.625%	14,000,000	14,064,526
01/15/20	1.375%	30,000,000	29,929,680
01/31/20	1.250%	26,000,000	25,832,430
02/15/39	3.500%	5,400,000	5,943,164
11/15/39	4.375%	15,000,000	18,617,580
02/15/40	4.625%	10,100,000	12,973,369
11/15/41	3.125%	2,300,000	2,353,636
02/15/42	3.125%	12,000,000	12,277,032
11/15/42	2.750%	2,800,000	2,667,438
05/15/43	2.875%	5,500,000	5,355,625
11/15/43	3.750%	16,000,000	18,206,256
08/15/44	3.125%	38,000,000	38,739,214
11/15/44	3.000%	34,000,000	33,844,620
02/15/45	2.500%	17,100,000	15,365,291
05/15/45	3.000%	21,100,000	20,977,198

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(f)
11/15/18	1.250%	58,000,000	58,045,312
Total U.S. Treasury Obligations (Cost $509,224,460)			501,856,384

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(g),(h)	57,803,486	57,803,486
Total Money Market Funds (Cost $57,798,683)		57,803,486
Total Investments (Cost: $4,352,668,772)		4,378,488,501
Other Assets & Liabilities, Net		(344,132,956)
Net Assets		4,034,355,545
At March 31, 2017, securities and/or cash totaling $2,948,173 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	6/21/2017	78,593,037 EUR	83,618,053 USD	—	(543,297)
JPMorgan	6/21/2017	13,646,008 USD	52,430,690 TRY	456,587	—
UBS	6/21/2017	9,369,536 GBP	11,409,481 USD	—	(352,187)
Total				456,587	(895,484)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 10-Year Note	100	USD	12,456,250	06/2017	—	(26,788)
U.S. Treasury 2-Year Note	1,080	USD	233,769,376	06/2017	75,653	—
U.S. Treasury 5-Year Note	320	USD	37,672,500	06/2017	34,309	—
Total			283,898,126		109,962	(26,788)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(960)	USD	(128,535,000)	06/2017	192,350	—
30	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	3.098	USD	19,800,000	323,484	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $717,992,485 or 17.80% of net assets.
(b)	Variable rate security.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Principal and interest may not be guaranteed by the government.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	30,179,932	361,159,781	(333,536,227)	57,803,486	(432)	80,695	57,803,486
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
EUR	Euro
GBP	British Pound
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,352,669,000	62,282,000	(36,462,000)	25,820,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	163,949,571	—	—	163,949,571
Commercial Mortgage-Backed Securities - Non-Agency	—	344,109,537	—	—	344,109,537
Corporate Bonds & Notes	—	1,637,722,237	—	—	1,637,722,237
Foreign Government Obligations	—	179,296,622	—	—	179,296,622
Inflation-Indexed Bonds	—	172,672,592	—	—	172,672,592
Municipal Bonds	—	58,022,409	—	—	58,022,409
Residential Mortgage-Backed Securities - Agency	—	920,994,933	—	—	920,994,933
Residential Mortgage-Backed Securities - Non-Agency	—	298,549,504	—	—	298,549,504
U.S. Government & Agency Obligations	—	43,511,226	—	—	43,511,226
U.S. Treasury Obligations	501,856,384	—	—	—	501,856,384
Money Market Funds	—	—	—	57,803,486	57,803,486
Total Investments	501,856,384	3,818,828,631	—	57,803,486	4,378,488,501
32	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	456,587	—	—	456,587
Futures Contracts	302,312	—	—	—	302,312
Swap Contracts	—	323,484	—	—	323,484
Liability
Forward Foreign Currency Exchange Contracts	—	(895,484)	—	—	(895,484)
Futures Contracts	(26,788)	—	—	—	(26,788)
Total	502,131,908	3,818,713,218	—	57,803,486	4,378,648,612
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	33

Portfolio of Investments
Variable Portfolio - CenterSquare Real Estate Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 1.3%
Hotels, Restaurants & Leisure 1.3%
Hotels, Resorts & Cruise Lines 1.3%
Hilton Worldwide Holdings, Inc.	97,570	5,703,942
Total Consumer Discretionary		5,703,942
Real Estate 97.3%
Equity Real Estate Investment Trusts (REITS) 97.3%
Diversified REITs 4.5%
PS Business Parks, Inc.	27,497	3,155,556
STORE Capital Corp.	473,360	11,303,837
VEREIT, Inc.	578,040	4,907,559
Total		19,366,952
Health Care REITs 11.0%
HCP, Inc.	516,294	16,149,676
Healthcare Realty Trust, Inc.	75,860	2,465,450
Healthcare Trust of America, Inc., Class A	166,370	5,234,000
Medical Properties Trust, Inc.	327,810	4,225,471
Omega Healthcare Investors, Inc.	110,010	3,629,230
Ventas, Inc.	69,850	4,543,044
Welltower, Inc.	155,500	11,012,510
Total		47,259,381
Hotel & Resort REITs 5.3%
Chesapeake Lodging Trust	107,324	2,571,483
Host Hotels & Resorts, Inc.	554,900	10,354,434
RLJ Lodging Trust	192,160	4,517,682
Sunstone Hotel Investors, Inc.	360,450	5,525,698
Total		22,969,297
Industrial REITs 7.6%
Duke Realty Corp.	336,120	8,829,873
First Industrial Realty Trust, Inc.	103,540	2,757,270
ProLogis, Inc.	330,040	17,122,475
STAG Industrial, Inc.	169,440	4,239,389
Total		32,949,007
Office REITs 18.5%
Alexandria Real Estate Equities, Inc.	47,600	5,260,752
Boston Properties, Inc.	141,700	18,762,497
Columbia Property Trust, Inc.	166,480	3,704,180
Cousins Properties, Inc.	391,510	3,237,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Douglas Emmett, Inc.	300,030	11,521,152
Highwoods Properties, Inc.	111,320	5,469,151
Hudson Pacific Properties, Inc.	124,250	4,304,020
Mack-Cali Realty Corp.	176,330	4,750,330
Parkway, Inc.	180,084	3,581,871
SL Green Realty Corp.	43,450	4,632,639
Vornado Realty Trust	147,290	14,774,660
Total		79,999,040
Residential REITs 18.1%
American Homes 4 Rent, Class A	194,230	4,459,521
Apartment Investment & Management Co., Class A	143,250	6,353,137
AvalonBay Communities, Inc.	108,970	20,006,892
Colony Starwood Homes	315,960	10,726,842
Education Realty Trust, Inc.	163,160	6,665,086
Equity Residential	123,640	7,692,881
Essex Property Trust, Inc.	34,670	8,027,145
Invitation Homes, Inc.(a)	146,310	3,193,947
UDR, Inc.	299,602	10,863,569
Total		77,989,020
Retail REITs 18.1%
Brixmor Property Group, Inc.	150,910	3,238,529
DDR Corp.	378,080	4,737,342
GGP, Inc.	384,600	8,915,028
Kimco Realty Corp.	361,940	7,995,255
Macerich Co. (The)	93,460	6,018,824
Regency Centers Corp.	159,781	10,607,861
Simon Property Group, Inc.	174,110	29,952,143
Weingarten Realty Investors	191,890	6,407,207
Total		77,872,189

34	Variable Portfolio - CenterSquare Real Estate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio - CenterSquare Real Estate Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 14.2%
CubeSmart	571,940	14,847,563
CyrusOne, Inc.	193,210	9,944,519
Digital Realty Trust, Inc.	31,760	3,378,946
Equinix, Inc.	52,660	21,083,484
Public Storage	54,410	11,910,893
Total		61,165,405
Total Equity Real Estate Investment Trusts (REITS)		419,570,291
Total Real Estate		419,570,291
Total Common Stocks (Cost: $430,370,009)		425,274,233

Money Market Funds 1.1%
Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	4,838,697	4,838,697
Total Money Market Funds (Cost: $4,838,570)		4,838,697
Total Investments (Cost $435,208,579)		430,112,930
Other Assets & Liabilities, Net		1,264,801
Net Assets		$431,377,731

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	6,686,172	23,090,234	(24,937,709)	4,838,697	(438)	11,018	4,838,697
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
435,209,000	14,530,000	(19,626,000)	(5,096,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Variable Portfolio - CenterSquare Real Estate Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Variable Portfolio - CenterSquare Real Estate Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	5,703,942	—	—	—	5,703,942
Real Estate	419,570,291	—	—	—	419,570,291
Total Common Stocks	425,274,233	—	—	—	425,274,233
Money Market Funds	—	—	—	4,838,697	4,838,697
Total Investments	425,274,233	—	—	4,838,697	430,112,930
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
36	Variable Portfolio - CenterSquare Real Estate Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.3%
Issuer	Shares	Value ($)
Australia 2.0%
Domino’s Pizza Enterprises Ltd.	31,024	1,377,301
Quintis Ltd.	749,984	595,421
Total		1,972,722
Belgium 0.9%
Melexis NV	9,548	827,189
Cambodia 0.9%
NagaCorp Ltd.	1,457,000	832,642
Canada 5.2%
AG Growth International, Inc.	23,866	907,549
Boardwalk Real Estate Investment Trust	18,603	659,851
CAE, Inc.	50,479	771,315
ShawCor Ltd.	28,984	848,477
Tahoe Resources, Inc.	52,100	418,414
Uni-Select, Inc.	21,617	574,947
Vermilion Energy, Inc.	21,482	805,585
Total		4,986,138
Cayman Islands 0.6%
Silicon Motion Technology Corp., ADR	11,625	543,469
China 1.5%
51job, Inc., ADR(a)	21,035	771,143
China Medical System Holdings Ltd.	407,000	722,043
Total		1,493,186
Denmark 3.0%
SimCorp AS	28,995	1,746,286
William Demant Holding AS(a)	52,380	1,094,380
Total		2,840,666
Finland 1.6%
Munksjo OYJ	29,000	431,264
Tikkurila OYJ	54,573	1,106,151
Total		1,537,415
France 1.5%
Elior Group(b)	63,406	1,438,397
Germany 8.6%
AURELIUS Equity Opportunities SE & Co. KGaA	25,690	1,115,702
Deutsche Beteiligungs AG	30,444	1,034,413
Fielmann AG	7,394	571,401
Common Stocks (continued)
Issuer	Shares	Value ($)
MTU Aero Engines AG	10,103	1,314,362
Nemetschek SE	18,855	1,131,039
Norma Group SE	17,164	811,981
Rational AG	1,133	527,651
Stroeer SE & Co. KGaA	22,400	1,246,910
Wirecard AG	9,000	498,302
Total		8,251,761
Hong Kong 1.3%
Vitasoy International Holdings Ltd.	612,000	1,216,564
India 3.5%
Amara Raja Batteries Ltd.	52,747	723,058
Credit Analysis & Research Ltd.	22,870	595,950
GRUH Finance Ltd.	128,868	785,632
TVS Motor Co., Ltd.	111,530	739,982
United Breweries Ltd.	44,336	526,241
Total		3,370,863
Indonesia 1.1%
PT Link Net Tbk	1,300,200	529,330
PT Media Nusantara Citra Tbk	3,783,220	525,010
Total		1,054,340
Italy 3.0%
Brembo SpA	21,605	1,598,393
Industria Macchine Automatiche SpA	15,664	1,275,000
Total		2,873,393
Japan 19.8%
Aeon Credit Service Co., Ltd.	34,500	651,428
Aeon Mall Co., Ltd.	73,200	1,154,951
Aica Kogyo Co., Ltd.	24,100	637,212
Asahi Intecc Co., Ltd.	16,800	699,140
CyberAgent, Inc.	36,500	1,082,301
Daiseki Co., Ltd.	26,800	548,249
DIP Corp.	22,200	485,256
Disco Corp.	5,800	885,627
Glory Ltd.	22,200	729,917
Hikari Tsushin, Inc.	11,300	1,103,347
Istyle, Inc.	56,000	462,484
Milbon Co., Ltd.	20,500	1,031,028
MonotaRO Co., Ltd	26,400	818,153

Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nakanishi, Inc.	13,700	533,679
NGK Spark Plug Co., Ltd.	31,100	713,168
Nihon M&A Center, Inc.	18,200	593,887
Nippon Shinyaku Co., Ltd.	15,600	796,619
NOF Corp.	62,000	659,622
OSG Corp.	21,900	447,902
Otsuka Corp.	11,800	641,158
Seria Co., Ltd.	12,200	528,234
Seven Bank Ltd.	231,900	759,432
Sohgo Security Services Co., Ltd.	21,100	790,356
Temp Holdings Co., Ltd.	45,200	847,497
Ushio, Inc.	54,100	685,206
Yonex Co., Ltd.	65,600	727,914
Total		19,013,767
Malta 1.4%
Kindred Group PLC	126,581	1,312,335
Mexico 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV	119,100	645,111
Grupo Aeroportuario del Sureste SAB de CV, ADR	4,934	854,766
Total		1,499,877
Netherlands 1.3%
Aalberts Industries NV	33,061	1,234,431
Norway 1.2%
Atea ASA	98,123	1,154,227
Philippines 1.3%
Melco Crown Philippines Resorts Corp.(a)	5,255,000	699,472
Puregold Price Club, Inc.	622,700	542,341
Total		1,241,813
Singapore 1.0%
Mapletree Commercial Trust	886,378	969,481
South Africa 1.2%
Clicks Group Ltd.	29,819	284,715
Coronation Fund Managers Ltd.	82,399	388,403
Famous Brands Ltd.	43,202	501,728
Total		1,174,846
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 4.7%
Koh Young Technology, Inc.	26,866	1,232,124
Korea Investment Holdings Co., Ltd.	16,229	683,956
Medy-Tox, Inc.	2,405	995,703
Modetour Network, Inc.	31,903	1,102,612
Yuhan Corp.	2,781	553,548
Total		4,567,943
Spain 2.7%
Bolsas y Mercados Españoles SHMSF SA	14,277	473,675
Hispania Activos Inmobiliarios SOCIMI SA	40,727	585,239
Prosegur Cia de Seguridad SA, Registered Shares	138,000	830,312
Viscofan SA	14,016	724,661
Total		2,613,887
Sweden 4.4%
Byggmax Group AB	70,977	487,139
Millicom International Cellular SA, SDR	13,471	751,225
NetEnt AB	4,168	33,491
Recipharm AB, B Shares(a)	71,789	995,439
Sweco AB, Class B	45,532	1,037,607
Trelleborg AB, Class B	43,638	934,545
Total		4,239,446
Switzerland 1.0%
Inficon Holding AG	1,895	940,264
Taiwan 3.1%
Advantech Co., Ltd.	54,051	452,476
Basso Industry Corp.	162,000	492,310
Silergy Corp.	74,000	1,365,501
Voltronic Power Technology Corp.	49,191	656,582
Total		2,966,869
Thailand 0.5%
Home Product Center PCL, Foreign Registered Shares	1,625,400	456,378
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(a)	33,522	515,127
United Kingdom 15.2%
Abcam PLC	28,551	295,294
Assura PLC	679,324	492,376
Big Yellow Group PLC	163,389	1,495,408

38	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Connect Group PLC	217,806	367,718
Domino’s Pizza Group PLC	145,965	564,732
DS Smith PLC	165,441	899,807
Halma PLC	121,408	1,557,628
Hastings Group Holdings PLC(b)	421,880	1,431,906
LivaNova PLC(a)	16,156	791,806
Ocado Group PLC(a)	162,283	490,012
Polypipe Group PLC	227,683	1,086,856
PureCircle Ltd.(a)	127,318	476,955
Rightmove PLC	34,148	1,706,228
Shaftesbury PLC	86,416	990,677
Spirax-Sarco Engineering PLC	14,422	861,726
WH Smith PLC	48,300	1,072,933
Total		14,582,062
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 0.7%
Ultragenyx Pharmaceutical, Inc.(a)	10,705	725,585
Total Common Stocks (Cost $83,884,794)		92,447,083

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	3,514,573	3,514,574
Total Money Market Funds (Cost $3,514,488)		3,514,574
Total Investments (Cost $87,399,282)		95,961,657
Other Assets and Liabilities, Net		2,018
Net Assets		$95,963,675

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $2,870,303 or 2.99% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	1,658,199	9,675,662	(7,819,288)	3,514,573	(36)	4,197	3,514,574
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
87,399,000	11,147,000	(2,584,000)	8,563,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	1,972,722	—	—	1,972,722
Belgium	—	827,189	—	—	827,189
Cambodia	—	832,642	—	—	832,642
Canada	4,986,138	—	—	—	4,986,138
Cayman Islands	543,469	—	—	—	543,469
China	771,143	722,043	—	—	1,493,186
Denmark	—	2,840,666	—	—	2,840,666
Finland	—	1,537,415	—	—	1,537,415
40	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
France	—	1,438,397	—	—	1,438,397
Germany	—	8,251,761	—	—	8,251,761
Hong Kong	—	1,216,564	—	—	1,216,564
India	—	3,370,863	—	—	3,370,863
Indonesia	—	1,054,340	—	—	1,054,340
Italy	—	2,873,393	—	—	2,873,393
Japan	—	19,013,767	—	—	19,013,767
Malta	—	1,312,335	—	—	1,312,335
Mexico	1,499,877	—	—	—	1,499,877
Netherlands	—	1,234,431	—	—	1,234,431
Norway	—	1,154,227	—	—	1,154,227
Philippines	—	1,241,813	—	—	1,241,813
Singapore	—	969,481	—	—	969,481
South Africa	—	1,174,846	—	—	1,174,846
South Korea	—	4,567,943	—	—	4,567,943
Spain	—	2,613,887	—	—	2,613,887
Sweden	—	4,239,446	—	—	4,239,446
Switzerland	—	940,264	—	—	940,264
Taiwan	—	2,966,869	—	—	2,966,869
Thailand	—	456,378	—	—	456,378
Turkey	—	515,127	—	—	515,127
United Kingdom	791,806	13,790,256	—	—	14,582,062
United States	725,585	—	—	—	725,585
Total Common Stocks	9,318,018	83,129,065	—	—	92,447,083
Money Market Funds	—	—	—	3,514,574	3,514,574
Total Investments	9,318,018	83,129,065	—	3,514,574	95,961,657
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017	41

Portfolio of Investments
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 6.5%
Aurizon Holdings Ltd.	617,474	2,476,025
Australia and New Zealand Banking Group Ltd.	1,032,562	25,071,294
Bank of Queensland Ltd.	51,219	475,470
Bendigo & Adelaide Bank Ltd.	257,509	2,385,784
BHP Billiton Ltd.	1,516,066	27,571,422
BHP Billiton Ltd., ADR	101,907	3,701,262
BlueScope Steel Ltd.	85,055	797,368
Boral Ltd.	620,840	2,767,822
Fortescue Metals Group Ltd.	1,423,473	6,780,232
Incitec Pivot Ltd.	802,476	2,303,866
National Australia Bank Ltd.	21,507	547,619
Newcrest Mining Ltd.	343,779	5,859,876
Origin Energy Ltd.	723,564	3,892,184
QBE Insurance Group Ltd.	436,888	4,301,089
Rio Tinto Ltd.	38,337	1,770,112
Santos Ltd.(a)	1,196,416	3,471,902
South32 Ltd.	1,457,748	3,073,167
South32 Ltd., ADR	31,453	329,627
Star Entertainment Group Ltd. (The)	164,282	686,396
Suncorp Group Ltd.	538,575	5,435,026
Tatts Group Ltd.	92,360	312,527
Treasury Wine Estates Ltd.	18,598	173,736
Woodside Petroleum Ltd.	636,196	15,585,761
Total		119,769,567
Austria 0.1%
OMV AG	25,700	1,011,267
Belgium 0.8%
Ageas	97,010	3,791,883
KBC Group NV	56,957	3,778,771
Solvay SA	41,161	5,029,953
UCB SA	17,518	1,358,819
Total		13,959,426
Canada 3.6%
AltaGas Ltd.	43,099	998,195
Bank of Montreal	185,699	13,888,428
Blackberry Ltd.(a)	95,999	743,535
Cameco Corp.	30,293	335,344
Common Stocks (continued)
Issuer	Shares	Value ($)
Cameco Corp.	84,161	931,571
Canadian Natural Resources Ltd.	148,250	4,861,118
Canadian Natural Resources Ltd.	82,985	2,716,973
Cenovus Energy, Inc.	76,320	863,719
Cenovus Energy, Inc.	49,154	555,440
Crescent Point Energy Corp.	54,666	591,486
Crescent Point Energy Corp.	100,466	1,085,609
Empire Co., Ltd., Class A	132,655	2,026,958
Fairfax Financial Holdings Ltd.	5,389	2,452,474
First Quantum Minerals Ltd.	107,273	1,139,803
Goldcorp, Inc.	368	5,368
Husky Energy, Inc.(a)	152,136	1,717,157
Industrial Alliance Insurance & Financial Services, Inc.	60,805	2,635,028
Kinross Gold Corp.(a)	390,746	1,378,049
Lundin Mining Corp.	78,011	439,375
Manulife Financial Corp.	264,909	4,699,179
Silver Wheaton Corp.	7,316	152,465
Sun Life Financial, Inc.	42,742	1,562,220
Suncor Energy, Inc.	523,863	16,084,014
Teck Resources Ltd., Class B	44,438	971,731
Tourmaline Oil Corp.(a)	109,793	2,447,917
Turquoise Hill Resources Ltd.(a)	209,258	638,860
Whitecap Resources, Inc.	30,824	239,898
WSP Global, Inc.	25,785	910,720
Yamana Gold, Inc.	52,031	143,591
Total		67,216,225
Denmark 1.8%
AP Moller - Maersk A/S, Class A	1,833	2,957,045
AP Moller - Maersk A/S, Class B	2,830	4,695,294
Carlsberg A/S, Class B	49,567	4,577,428
Danske Bank A/S	169,944	5,787,785
DSV A/S	75,484	3,907,555
ISS A/S	87,856	3,322,190
Vestas Wind Systems A/S	103,081	8,381,170
Total		33,628,467

42	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.9%
Fortum OYJ	203,581	3,220,782
Stora Enso OYJ, Class R	459,813	5,435,055
UPM-Kymmene OYJ	336,711	7,909,655
Total		16,565,492
France 10.1%
AXA SA	140,991	3,648,174
BNP Paribas SA	295,742	19,696,509
Bollore SA	275,802	1,069,216
Bouygues SA	108,687	4,423,968
Casino Guichard Perrachon SA	49,798	2,785,317
Cie de Saint-Gobain	116,699	5,992,541
Cie Generale des Etablissements Michelin	15,167	1,842,110
CNP Assurances	130,968	2,665,793
Credit Agricole SA	259,825	3,520,202
Electricite de France SA	122,155	1,028,445
Engie SA	862,887	12,224,608
Natixis SA	201,159	1,239,509
Orange SA	1,134,294	17,624,591
Peugeot SA(a)	425,485	8,567,501
Renault SA	169,899	14,759,043
SCOR SE	82,148	3,104,925
Societe Generale SA	411,399	20,868,762
STMicroelectronics NV	423,156	6,468,888
Total SA	1,042,792	52,746,831
Vivendi SA	134,470	2,614,423
Total		186,891,356
Germany 8.2%
Allianz SE, Registered Shares	188,589	34,936,072
Bayerische Motoren Werke AG	217,491	19,839,975
Commerzbank AG	461,923	4,177,783
Daimler AG, Registered Shares	527,311	38,927,441
Deutsche Bank AG, Registered Shares(a)	359,877	6,200,255
Deutsche Bank AG, Registered Shares(a)	54,710	938,824
Deutsche Lufthansa AG, Registered Shares	218,589	3,544,499
E.ON SE	162,156	1,288,933
Fraport AG Frankfurt Airport Services Worldwide	11,462	811,061
Hannover Rueckversicherung AG	12,597	1,453,371
Common Stocks (continued)
Issuer	Shares	Value ($)
HeidelbergCement AG	86,649	8,112,283
Linde AG	14,719	2,451,118
Metro AG	167,433	5,354,952
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,973	6,255,552
RWE AG(a)	481,808	7,984,876
Talanx AG	43,989	1,551,187
Telefonica Deutschland Holding AG	278,615	1,382,103
Uniper SE(a)	190,735	3,210,852
Volkswagen AG	21,503	3,203,487
Total		151,624,624
Hong Kong 2.9%
Cathay Pacific Airways Ltd.	998,000	1,448,838
CK Hutchison Holdings Ltd.	945,768	11,644,232
FIH Mobile Ltd.	133,000	51,858
Guoco Group Ltd.	1,000	11,614
Hang Lung Group Ltd.	621,000	2,648,811
Hang Lung Properties Ltd.	1,090,000	2,833,643
Henderson Land Development Co., Ltd.	87,204	540,718
Hopewell Holdings Ltd.	200,500	753,688
Kerry Properties Ltd.	416,000	1,442,959
MTR Corp.	255,916	1,437,843
New World Development Co., Ltd.	3,798,126	4,679,957
NWS Holdings Ltd.	641,892	1,171,926
Shangri-La Asia Ltd.	878,000	1,278,516
Sino Land Co., Ltd.	117,447	205,960
Sun Hung Kai Properties Ltd.	556,476	8,180,342
Swire Pacific Ltd., Class A	438,000	4,377,931
Swire Pacific Ltd., Class B	510,000	884,918
Wharf Holdings Ltd. (The)	353,000	3,033,694
Wheelock & Co., Ltd.	684,000	5,410,647
Yue Yuen Industrial Holdings Ltd.	162,000	636,603
Total		52,674,698
Ireland 0.4%
Bank of Ireland(a)	10,702,889	2,683,192
CRH PLC	69,274	2,443,922
CRH PLC, ADR	61,270	2,154,866
Paddy Power Betfair PLC	255	27,340
Total		7,309,320

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Israel 0.5%
Azrieli Group Ltd.	2,716	144,327
Bank Hapoalim BM	568,556	3,464,885
Bank Leumi Le-Israel BM(a)	720,740	3,181,912
Mizrahi Tefahot Bank Ltd.	100,883	1,709,934
Teva Pharmaceutical Industries Ltd., ADR	13,927	446,918
Total		8,947,976
Italy 0.9%
Mediobanca SpA	331,160	2,985,228
UniCredit SpA	931,700	14,362,395
Total		17,347,623
Japan 23.3%
Aeon Co., Ltd.	270,100	3,954,953
Aisin Seiki Co., Ltd.	60,700	2,989,605
Alfresa Holdings Corp.	51,200	890,065
Amada Holdings Co., Ltd.	101,300	1,159,582
Aoyama Trading Co., Ltd.	2,800	96,293
Asahi Glass Co., Ltd.	773,000	6,271,793
Asahi Kasei Corp.	272,000	2,642,868
Bank of Kyoto Ltd. (The)	115,000	839,395
Brother Industries Ltd.	38,945	814,425
Canon Marketing Japan, Inc.	26,800	533,720
Chiba Bank Ltd. (The)	267,000	1,718,056
Chugoku Bank Ltd. (The)	51,000	744,327
Citizen Watch Co., Ltd.	223,000	1,429,945
Coca-Cola West Co., Ltd.	41,925	1,354,596
COMSYS Holdings Corp.	19,000	340,773
Concordia Financial Group Ltd.	496,000	2,299,507
Credit Saison Co., Ltd.	32,800	587,809
Dai Nippon Printing Co., Ltd.	228,000	2,467,274
Daido Steel Co., Ltd.	37,000	177,230
Dai-ichi Life Holdings, Inc.	226,200	4,048,842
Daiwa Securities Group, Inc.	32,000	195,247
Denka Co., Ltd.	185,000	962,224
Denso Corp.	25,800	1,138,351
DIC Corp.	55,300	2,044,887
Ebara Corp.	52,600	1,720,662
Fuji Media Holdings, Inc.	11,100	153,822
Common Stocks (continued)
Issuer	Shares	Value ($)
FUJIFILM Holdings Corp.	158,900	6,228,539
Fujitsu Ltd.	78,000	478,794
Fukuoka Financial Group, Inc.	326,000	1,416,057
Furukawa Electric Co., Ltd.	9,900	356,160
Glory Ltd.	16,800	552,370
Gunma Bank Ltd. (The)	114,000	594,730
H2O Retailing Corp.	53,300	856,750
Hachijuni Bank Ltd. (The)	126,000	710,971
Hankyu Hanshin Holdings, Inc.	106,200	3,465,410
Heiwa Corp.	11,800	294,110
Hiroshima Bank Ltd. (The)	161,000	684,769
Hitachi Capital Corp.	30,500	739,293
Hitachi Chemical Co., Ltd.	63,500	1,763,939
Hitachi Construction Machine Co., Ltd.	72,300	1,809,111
Hitachi Ltd.	2,518,000	13,672,113
Hitachi Metals Ltd.	141,200	1,986,082
Hitachi Transport System Ltd	20,800	432,199
Hokuhoku Financial Group, Inc.	36,100	566,742
Honda Motor Co., Ltd.	849,700	25,651,629
House Foods Group, Inc.	23,900	522,127
Ibiden Co., Ltd.	82,900	1,290,662
Idemitsu Kosan Co., Ltd.	42,100	1,465,470
IHI Corp.(a)	488,000	1,543,638
Iida Group Holdings Co., Ltd.	63,400	975,640
Inpex Corp.	495,100	4,882,167
Isetan Mitsukoshi Holdings Ltd.	97,400	1,070,551
ITOCHU Corp.	335,300	4,773,449
Iyo Bank Ltd. (The)	77,600	523,608
J Front Retailing Co., Ltd.	183,300	2,722,763
JFE Holdings, Inc.	321,700	5,533,135
JGC Corp.	12,200	212,469
JSR Corp.	67,600	1,143,795
JTEKT Corp.	161,100	2,506,223
JX Holdings, Inc.	846,100	4,165,813
Kamigumi Co., Ltd.	103,000	892,646
Kaneka Corp.	193,000	1,443,485
Kawasaki Heavy Industries Ltd.	75,000	227,839
Kawasaki Kisen Kaisha Ltd.	605,000	1,612,860
Kinden Corp.	26,800	375,279

44	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kobe Steel Ltd.(a)	206,500	1,889,559
Konica Minolta, Inc.	374,000	3,354,628
K’s Holdings Corp.	40,400	743,194
Kuraray Co., Ltd.	273,000	4,153,042
Kyocera Corp.	54,700	3,055,945
Kyushu Financial Group, Inc.	52,800	323,389
LIXIL Group Corp.	129,600	3,293,868
Marubeni Corp.	944,600	5,834,738
Mazda Motor Corp.	444,700	6,419,197
Mebuki Financial Group, Inc.	122,850	490,910
Medipal Holdings Corp.	53,600	842,172
Mitsubishi Chemical Holdings Corp.	740,800	5,751,520
Mitsubishi Corp.	244,100	5,290,277
Mitsubishi Gas Chemical Co., Inc.	120,600	2,511,901
Mitsubishi Heavy Industries Ltd.	1,582,000	6,365,582
Mitsubishi Logistics Corp.	24,000	331,322
Mitsubishi Materials Corp.	85,900	2,607,316
Mitsubishi UFJ Financial Group, Inc.	4,433,800	27,929,250
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	1,822,560
Mitsui & Co., Ltd.	327,100	4,750,156
Mitsui Chemicals, Inc.	533,000	2,640,620
Mitsui OSK Lines Ltd.	815,000	2,561,265
Mizuho Financial Group, Inc.	9,908,400	18,187,632
MS&AD Insurance Group Holdings, Inc.	38,000	1,213,743
NEC Corp.	2,162,000	5,219,208
NH Foods Ltd.	55,000	1,477,549
NHK Spring Co., Ltd.	130,800	1,448,208
Nikon Corp.	125,000	1,816,483
Nippo Corp.	34,000	646,360
Nippon Electric Glass Co., Ltd.	156,000	945,000
Nippon Express Co., Ltd.	647,000	3,330,287
Nippon Paper Industries Co., Ltd.	66,000	1,188,061
Nippon Shokubai Co., Ltd.	17,600	1,201,008
Nippon Steel & Sumitomo Metal Corp.	365,300	8,439,663
Nippon Yusen KK	1,273,000	2,687,583
Nissan Motor Co., Ltd.	1,204,800	11,617,144
Nisshinbo Holdings, Inc.	61,000	611,825
NOK Corp.	67,600	1,578,965
Nomura Holdings, Inc.	25,400	157,235
Common Stocks (continued)
Issuer	Shares	Value ($)
Nomura Real Estate Holdings, Inc.	72,800	1,161,761
NTN Corp.	202,000	1,008,525
Obayashi Corp.	146,000	1,369,012
Oji Holdings Corp.	638,000	2,992,116
ORIX Corp.	293,500	4,356,285
Resona Holdings, Inc.	1,400,150	7,527,034
Ricoh Co., Ltd.	608,700	5,021,172
Rohm Co., Ltd.	26,500	1,764,236
Sankyo Co., Ltd.	15,700	525,870
SBI Holdings, Inc.	83,700	1,169,535
Sega Sammy Holdings, Inc.	13,100	176,196
Seino Holdings Corp.	62,000	698,175
Sekisui House Ltd.	218,900	3,609,395
Shinsei Bank Ltd.	575,000	1,059,509
Shizuoka Bank Ltd. (The)	138,000	1,125,377
Sojitz Corp.	524,100	1,317,026
Sompo Holdings, Inc.	42,700	1,568,731
Sumitomo Chemical Co., Ltd.	1,182,000	6,620,506
Sumitomo Corp.	206,900	2,791,260
Sumitomo Electric Industries Ltd.	593,300	9,862,650
Sumitomo Forestry Co., Ltd.	81,100	1,236,124
Sumitomo Heavy Industries Ltd.	359,000	2,509,866
Sumitomo Metal Mining Co., Ltd.	236,000	3,375,065
Sumitomo Mitsui Financial Group, Inc.	559,600	20,368,751
Sumitomo Mitsui Trust Holdings, Inc.	113,300	3,926,062
Sumitomo Rubber Industries Ltd.	140,000	2,388,691
Suzuken Co., Ltd.	31,240	1,026,583
T&D Holdings, Inc.	374,700	5,431,140
Taiheiyo Cement Corp.	598,000	2,006,702
Takashimaya Co., Ltd.	154,000	1,349,873
TDK Corp.	87,000	5,524,062
Teijin Ltd.	117,200	2,213,023
THK Co., Ltd.	48,500	1,223,487
Tokai Rika Co., Ltd.	29,900	603,662
Tokio Marine Holdings, Inc.	3,000	126,793
Tokyo Broadcasting System Holdings, Inc.	6,900	123,772
Toppan Printing Co., Ltd.	226,000	2,309,980
Tosoh Corp.	345,000	3,035,492
Toyo Seikan Group Holdings Ltd.	65,700	1,069,106

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyoda Gosei Co., Ltd.	49,300	1,257,402
Toyota Industries Corp.	43,500	2,163,913
Toyota Motor Corp.	58,974	3,200,982
Toyota Tsusho Corp.	168,100	5,102,285
Ube Industries Ltd.	267,000	602,980
Yamada Denki Co., Ltd.	401,400	2,006,647
Yamaguchi Financial Group, Inc.	82,000	889,514
Yokohama Rubber Co., Ltd. (The)	75,400	1,477,754
Zeon Corp.	16,000	182,817
Total		428,904,902
Luxembourg 0.3%
ArcelorMittal (a)	711,508	5,985,763
Netherlands 2.6%
Aegon NV	477,849	2,432,109
Akzo Nobel NV	21,956	1,820,643
Boskalis Westminster	29,048	1,001,700
Fiat Chrysler Automobiles NV(a)	30,212	330,359
Gemalto NV	6,348	354,720
ING Groep NV	1,347,390	20,367,893
Koninklijke Ahold Delhaize NV	267,179	5,717,632
Koninklijke DSM NV	93,910	6,352,615
Koninklijke Philips NV	27,895	895,708
Koninklijke Philips NV	225,877	7,260,292
NN Group NV	63,270	2,057,628
Total		48,591,299
New Zealand 0.1%
Auckland International Airport Ltd.	64,079	303,418
Fletcher Building Ltd.	284,555	1,657,684
Fonterra Co-operative Group Ltd.	10,428	44,299
Total		2,005,401
Norway 0.7%
DNB ASA	359,201	5,693,701
Norsk Hydro ASA	485,709	2,820,508
Statoil ASA	78,752	1,345,522
Storebrand ASA(a)	148,298	986,212
Subsea 7 SA(a)	80,532	1,245,563
Yara International ASA	22,014	847,619
Total		12,939,125
Common Stocks (continued)
Issuer	Shares	Value ($)
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b)	533,756	17,082
EDP Renovaveis SA	114,029	843,129
Total		860,211
Singapore 0.9%
CapitaLand Ltd.	688,100	1,786,050
City Developments Ltd.	239,800	1,747,556
DBS Group Holdings Ltd.	40,269	557,802
Frasers Centrepoint Ltd.	88,900	110,263
Golden Agri-Resources Ltd.	3,841,000	1,057,764
Hutchison Port Holdings Trust	3,346,800	1,389,133
Keppel Corp., Ltd.	954,500	4,734,528
Olam International Ltd.	61,700	84,687
SembCorp Industries Ltd.	464,000	1,054,443
Singapore Airlines Ltd.	367,500	2,645,415
United Industrial Corp., Ltd.	14,400	31,800
UOL Group Ltd.	149,189	743,191
Total		15,942,632
Spain 3.6%
Banco de Sabadell SA	1,972,020	3,614,243
Banco Santander SA	8,054,773	49,365,810
CaixaBank SA	142,253	611,423
Iberdrola SA	527,185	3,770,898
Repsol SA	617,998	9,543,080
Total		66,905,454
Sweden 2.3%
Boliden AB	363,429	10,829,074
Millicom International Cellular SA, SDR	10,211	569,427
Nordea Bank AB	754,913	8,618,527
Saab AB, Class B	6,095	257,318
Skandinaviska Enskilda Banken AB, Class A	231,256	2,573,053
Svenska Cellulosa AB SCA, Class A	12,348	406,517
Svenska Cellulosa AB, Class B	127,222	4,103,180
Tele2 AB, Class B	106,889	1,020,501
Telefonaktiebolaget LM Ericsson	4,557	30,005
Telefonaktiebolaget LM Ericsson, Class B	1,035,858	6,912,926
Telia Co. AB	1,482,770	6,220,232
Total		41,540,760

46	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 7.8%
ABB Ltd.	37,936	887,376
Adecco Group AG, Registered Shares	128,304	9,113,792
Baloise Holding AG, Registered Shares	26,347	3,622,006
Cie Financiere Richemont SA, Class A, Registered Shares	189,781	15,005,895
Clariant AG, Registered Shares	284,151	5,361,607
Credit Suisse Group AG, Registered Shares	417,260	6,206,932
Dufry AG, Registered Shares(a)	22,922	3,492,135
Flughafen Zuerich AG, Registered Shares	3,142	669,712
Helvetia Holding AG	244	135,197
Julius Baer Group Ltd.	56,932	2,841,911
LafargeHolcim Ltd.	81,869	4,847,250
LafargeHolcim Ltd., Registered Shares	129,211	7,636,691
Novartis AG, Registered Shares	319,574	23,721,187
Swatch Group AG (The)	26,722	9,569,392
Swatch Group AG (The), Registered Shares	37,823	2,635,696
Swiss Life Holding AG, Registered Shares	9,366	3,022,105
Swiss Re AG	189,770	17,041,693
UBS AG	788,430	12,617,714
UBS Group AG, Registered Shares	62,395	995,200
Zurich Insurance Group AG	50,637	13,518,029
Total		142,941,520
United Kingdom 19.7%
Anglo American PLC(a)	749,045	11,444,749
Antofagasta PLC	366,269	3,829,509
Barclays Bank PLC	4,199,939	11,845,000
Barclays Bank PLC, ADR	116,866	1,313,574
Barratt Developments PLC	212,168	1,452,736
BHP Billiton PLC, ADR	115,867	3,609,257
BP PLC	428,296	2,455,269
BP PLC, ADR	1,250,875	43,180,205
Carnival PLC, ADR	15,928	922,072
Coca-Cola European Partners PLC	289	10,806
Glencore PLC(a)	6,830,842	26,800,520
HSBC Holdings PLC	1,235,762	10,077,799
HSBC Holdings PLC, ADR	1,418,477	57,902,231
J Sainsbury PLC	1,589,428	5,263,257
Kingfisher PLC	941,951	3,848,537
Common Stocks (continued)
Issuer	Shares	Value ($)
Lloyds Banking Group PLC	8,852,732	7,355,944
Lloyds Banking Group PLC, ADR	379,855	1,291,507
Pearson PLC	244,648	2,091,996
Pearson PLC, ADR	128,142	1,086,644
Royal Bank of Scotland Group PLC(a)	177,084	537,144
Royal Bank of Scotland Group PLC, ADR(a)	370,125	2,246,659
Royal Dutch Shell PLC, ADR, Class A	779,116	41,082,787
Royal Dutch Shell PLC, ADR, Class B	656,112	36,630,733
Royal Dutch Shell PLC, Class A	610,675	16,035,884
Royal Mail PLC	349,635	1,861,746
Standard Chartered PLC(a)	731,956	6,997,229
Vodafone Group PLC	21,713,987	56,614,571
Vodafone Group PLC, ADR	74,717	1,974,770
Wm Morrison Supermarkets PLC	971,462	2,921,149
Total		362,684,284
Total Common Stocks (Cost $1,751,826,448)		1,806,247,392

Preferred Stocks 1.1%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.1%
BMW AG	—	24,443	1,924,915
Porsche Automobil Holding SE	—	48,915	2,668,614
Volkswagen AG	—	105,527	15,377,906
Total			19,971,435
Total Preferred Stocks (Cost $31,070,795)			19,971,435

Rights 0.0%
Issuer	Shares	Value ($)
Germany 0.0%
Deutsche Bank AG(a)	359,876	859,971
Deutsche Bank AG(a)	54,710	129,116
Total		989,087
Total Rights (Cost $—)		989,087

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	2,044,254	2,044,254
Total Money Market Funds (Cost $2,044,230)		2,044,254
Total Investments (Cost $1,784,941,473)		1,829,252,168
Other Assets and Liabilities, Net		13,913,916
Net Assets		$1,843,166,084
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $17,082, which represents less than 0.01% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	7,944,436	90,407,327	(96,307,509)	2,044,254	(380)	10,020	2,044,254
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,784,941,000	203,452,000	(159,141,000)	44,311,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
48	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	4,030,889	115,738,678	—	—	119,769,567
Austria	—	1,011,267	—	—	1,011,267
Belgium	—	13,959,426	—	—	13,959,426
Canada	67,216,225	—	—	—	67,216,225
Denmark	—	33,628,467	—	—	33,628,467
Finland	—	16,565,492	—	—	16,565,492
France	—	186,891,356	—	—	186,891,356
Germany	938,824	150,685,800	—	—	151,624,624
Hong Kong	—	52,674,698	—	—	52,674,698
Ireland	2,154,866	5,154,454	—	—	7,309,320
Israel	446,918	8,501,058	—	—	8,947,976
Italy	—	17,347,623	—	—	17,347,623
Japan	—	428,904,902	—	—	428,904,902
Luxembourg	—	5,985,763	—	—	5,985,763
Netherlands	895,708	47,695,591	—	—	48,591,299
New Zealand	—	2,005,401	—	—	2,005,401
Norway	—	12,939,125	—	—	12,939,125
Portugal	—	843,129	17,082	—	860,211
Singapore	—	15,942,632	—	—	15,942,632
Spain	—	66,905,454	—	—	66,905,454
Sweden	—	41,540,760	—	—	41,540,760
Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Switzerland	995,200	141,946,320	—	—	142,941,520
United Kingdom	191,240,439	171,443,845	—	—	362,684,284
Total Common Stocks	267,919,069	1,538,311,241	17,082	—	1,806,247,392
Preferred Stocks
Germany	—	19,971,435	—	—	19,971,435
Total Preferred Stocks	—	19,971,435	—	—	19,971,435
Rights
Germany	129,116	859,971	—	—	989,087
Total Rights	129,116	859,971	—	—	989,087
Money Market Funds	—	—	—	2,044,254	2,044,254
Total Investments	268,048,185	1,559,142,647	17,082	2,044,254	1,829,252,168
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
50	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 1.5%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Nelson Education Ltd.(a)	167,955	15,116
Total Consumer Discretionary		15,116
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(a)	5,645	87,498
Total Financials		87,498
Health Care —%
Health Care Providers & Services —%
Millennium Health LLC(a)	16,788	26,156
Total Health Care		26,156
Industrials 1.4%
Commercial Services & Supplies 1.4%
IAP Worldwide Services, Inc.(a),(b)	121	1,923,678
Total Industrials		1,923,678
Utilities —%
Gas Utilities —%
Southcross Holding GP LLC(a),(c)	48	—
Southcross Holdings LP Class A-II(a)	48	21,000
Total		21,000
Total Utilities		21,000
Total Common Stocks (Cost $349,156)		2,073,448

Corporate Bonds & Notes —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense —%
Erickson Air-Crane, Inc.(b),(c),(d)
11/02/20	6.000%	57,260	0
Total Corporate Bonds & Notes (Cost $48,910)			0

Senior Loans 94.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Armor Holding II LLC(e),(f)
1st Lien Term Loan
06/26/20	5.750%	612,062	610,532
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IAP Worldwide Services, Inc.(e),(f)
2nd Lien Term Loan
07/18/19	8.000%	913,354	858,553
IAP Worldwide Services, Inc.(b),(e),(f),(g),(h)
Term Loan
07/18/18	6.250%	678,751	671,149
TransDigm, Inc.(e),(f)
Tranche D Term Loan
06/04/21	4.136%	1,273,804	1,269,485
Tranche F Term Loan
06/09/23	3.982%	141,039	140,312
Wesco Aircraft Hardware Corp.(e),(f)
Tranche A Term Loan
11/30/20	3.990%	292,500	290,672
Total			3,840,703
Airlines 0.5%
Avolon Borrower 1 SARL(e),(f)
Tranche B2 Term Loan
03/21/22	3.728%	650,000	658,398
Automotive 3.0%
American Axle & Manufacturing, Inc.(e),(f),(h)
Tranche B Term Loan
03/08/24	0.000%	500,000	499,375
Cooper-Standard Automotive, Inc.(e),(f)
Tranche B1 Term Loan
11/02/23	3.897%	506,643	510,863
Federal-Mogul Corp.(e),(f),(h)
Tranche C Term Loan
04/15/21	4.750%	696,183	693,412
Gates Global LLC(e),(f)
Term Loan
07/06/21	4.397%	1,062,933	1,063,731
Metaldyne Performance Group(e),(f)
Tranche B1 Term Loan
10/20/21	3.750%	1,157,170	1,156,545
Sage Automotive Interiors, Inc.(e),(f)
Term Loan
11/08/22	6.000%	299,250	299,998
Total			4,223,924
Banking 0.3%
NXT Capital, Inc.(e),(f),(h)
Term Loan
11/23/22	5.500%	424,188	426,058

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 1.4%
Aretec Group, Inc.(e),(f)
1st Lien Term Loan
11/23/20	8.000%	193,937	195,391
2nd Lien Term Loan PIK
05/23/21	2.000%	447,783	425,394
Guggenheim Partners Investment Management Holdings LLC(e),(f)
Tranche B Term Loan
07/21/23	3.727%	1,016,484	1,022,074
LPL Holdings, Inc.(e),(f),(h)
Term Loan
03/11/24	0.000%	225,000	225,142
Total			1,868,001
Building Materials 1.8%
American Builders & Contractors Supply Co., Inc.(e),(f)
Term Loan
10/31/23	3.732%	400,000	400,688
CPG International, Inc.(e),(f)
Term Loan
09/30/20	4.897%	294,670	295,038
Ply Gem Industries, Inc.(e),(f)
Term Loan
02/01/21	4.147%	605,475	605,730
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
11/15/23	4.232%	399,000	402,276
Summit Materials LLC(e),(f)
Term Loan
07/18/22	3.732%	764,894	770,951
Total			2,474,683
Cable and Satellite 3.8%
Altice France SA(e),(f)
Tranche B7 Term Loan
01/15/24	5.289%	124,063	124,151
Altice US Finance I Corp.(e),(f)
Term Loan
01/15/25	3.982%	174,562	174,236
Charter Communications Operating LLC(e),(f)
Tranche I1 Term Loan
01/15/24	3.232%	297,000	298,280
CSC Holdings LLC(e),(f)
Term Loan
10/11/24	3.943%	759,937	757,802
Intelsat Jackson Holdings SA(e),(f)
Tranche B2 Term Loan
06/30/19	3.887%	1,100,000	1,075,866
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Radiate Holdco LLC(e),(f)
Term Loan
02/01/24	3.982%	100,000	100,389
Telenet Financing USD LLC(e),(f)
Tranche AF Term Loan
01/31/25	3.912%	300,000	300,039
UPC Financing Partnership(e),(f)
Term Loan
04/15/25	3.662%	400,000	400,832
Virgin Media Bristol LLC(e),(f)
Tranche I Term Loan
01/31/25	3.662%	1,550,000	1,553,394
Ziggo Secured Finance Partnership(e),(f)
Tranche E Term Loan
04/15/25	3.412%	550,000	549,082
Total			5,334,071
Chemicals 5.8%
A. Schulman, Inc.(e),(f)
Tranche B Term Loan
06/01/22	4.056%	868,214	868,761
Aruba Investments, Inc.(e),(f)
Tranche B1 Term Loan
02/02/22	4.647%	164,606	164,675
Atotech USA, Inc.(e),(f)
Tranche B1 Term Loan
01/31/24	4.000%	75,000	75,141
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(e),(f)
Tranche B1 Term Loan
02/01/23	3.647%	858,573	865,252
Huntsman International LLC(e),(f)
Tranche B Term Loan
10/01/21	3.732%	124,375	124,997
04/01/23	3.982%	298,500	300,864
Ineos US Finance LLC(e),(f)
Term Loan
03/31/22	3.732%	907,761	912,137
Kraton Polymers LLC(e),(f)
Term Loan
01/06/22	5.000%	346,635	349,669
MacDermid, Inc.(e),(f)
Tranche B4 Term Loan
06/07/23	5.000%	1,345,241	1,347,770
Minerals Technologies, Inc.(e),(f)
Tranche B1 Term Loan
02/14/24	3.294%	396,694	398,182
PQ Corp.(e),(f)
Tranche B1 Term Loan
11/04/22	5.289%	372,192	375,981

52	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Trinseo Materials Operating SCA/Finance, Inc.(e),(f)
Tranche B Term Loan
11/05/21	4.250%	786,000	792,225
Tronox Pigments BV(e),(f)
Term Loan
03/19/20	4.647%	781,700	785,937
Univar USA, Inc.(e),(f)
Tranche B2 Term Loan
07/01/22	3.732%	418,638	419,358
Zep, Inc.(e),(f)
Term Loan
06/27/22	5.000%	294,750	298,434
Total			8,079,383
Construction Machinery 0.9%
CPM Acquisition Corp.(e),(f)
1st Lien Term Loan
04/11/22	5.250%	172,352	174,506
Doosan Bobcat, Inc.(e),(f)
Tranche B Term Loan
05/28/21	4.500%	812,588	821,730
IES Global BV(e),(f)
Term Loan
08/16/19	7.250%	271,514	256,581
Total			1,252,817
Consumer Cyclical Services 3.5%
Electro Rent Corp.(e),(f)
Tranche B Term Loan
01/31/24	6.000%	199,500	200,747
Garda World Security Corp.(e),(f)
Tranche B Term Loan
11/06/20	4.000%	984,733	986,948
KUEHG Corp.(e),(f)
Tranche B1 Term Loan
08/12/22	5.397%	371,069	372,925
Monitronics International, Inc.(e),(f)
Tranche B2 Term Loan
09/30/22	6.647%	149,250	150,556
Protection 1 Security Solutions(e),(f)
Tranche B1 1st Lien Term Loan
05/02/22	4.250%	447,940	452,231
Realogy Group LLC(e),(f)
Tranche B Term Loan
07/20/22	3.232%	292,308	295,050
ServiceMaster Co. LLC (The)(e),(f)
Tranche C Term Loan
11/08/23	3.482%	1,446,375	1,459,479
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Spin Holdco, Inc.(e),(f)
1st Lien Term Loan
11/14/19	4.285%	445,443	445,203
Weight Watchers International, Inc.(e),(f)
Tranche B2 Term Loan
04/02/20	4.204%	483,468	449,427
Total			4,812,566
Consumer Products 1.6%
Bombardier Recreational Products, Inc.(e),(f)
Tranche B Term Loan
06/30/23	4.040%	671,625	674,285
KIK Custom Products, Inc.(e),(f)
Term Loan
08/26/22	5.653%	159,981	162,181
Nature’s Bounty Co. (The)(e),(f)
Tranche B1 Term Loan
05/05/23	4.647%	744,882	748,919
Serta Simmons Holdings, LLC(e),(f)
1st Lien Term Loan
11/08/23	4.538%	675,000	676,688
Total			2,262,073
Diversified Manufacturing 4.8%
Accudyne Industries Borrower SCA/LLC(e),(f)
Term Loan
12/13/19	4.147%	581,738	544,897
Ameriforge Group, Inc.(e),(f)
1st Lien Term Loan
12/19/19	0.000%	374,133	277,483
Apex Tool Group LLC(e),(f)
Term Loan
01/31/20	4.500%	473,830	463,761
Bright Bidco BV(e),(f),(h)
Term Loan
04/17/23	5.648%	175,000	176,020
Gardner Denver, Inc.(e),(f)
Term Loan
07/30/20	4.559%	979,696	976,943
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
06/30/21	4.250%	442,611	444,329
Milacron LLC(e),(f)
Tranche B Term Loan
09/28/23	3.982%	423,938	425,794
MTS Systems Corp.(e),(f)
Tranche B Term Loan
07/05/23	5.080%	199,000	201,239

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Pelican Products, Inc.(e),(f)
1st Lien Term Loan
04/10/20	5.397%	290,337	289,611
Rexnord LLC(e),(f)
Tranche B 1st Lien Term Loan
08/21/23	3.837%	1,003,631	1,006,501
STS Operating, Inc.(e),(f)
Term Loan
02/12/21	4.772%	238,285	232,328
Travelport Finance SARL(e),(f)
Tranche C Term Loan
09/02/21	4.289%	288,364	290,288
Wash Multifamily Parent, Inc.(e),(f)
1st Lien Term Loan
05/16/22	4.250%	168,830	168,830
05/16/22	4.250%	29,154	29,154
Welbilt, Inc.(e),(f)
Tranche B Term Loan
03/03/23	4.000%	126,923	128,034
Zekelman Industries, Inc.(e),(f)
Term Loan
06/14/21	4.906%	1,009,538	1,023,419
Total			6,678,631
Electric 1.4%
Calpine Corp.(e),(f)
Term Loan
11/30/17	2.740%	90,909	90,937
12/31/19	2.740%	75,000	74,844
01/15/24	3.900%	1,285,918	1,290,740
Eastern Power LLC(e),(f)
Term Loan
10/02/21	0.000%	280,377	281,288
Helix General Funding LLC(e),(f),(h)
Term Loan
03/09/24	0.000%	150,000	152,062
Southcross Holdings Borrower LP(e)
Tranche B Term Loan PIK
04/13/23	3.500%	44,728	39,510
Total			1,929,381
Environmental 1.0%
Advanced Disposal Services, Inc.(e),(f)
Term Loan
11/10/23	3.698%	319,854	321,521
EnergySolutions LLC(e),(f)
Term Loan
05/29/20	6.750%	556,500	561,831
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
EWT Holdings III Corp.(e),(f),(h)
1st Lien Term Loan
01/15/21	0.000%	498,712	501,205
Total			1,384,557
Finance Companies 0.4%
Camelot US Acquisition 1 Co.(e),(f)
Term Loan
10/03/23	4.750%	323,375	323,579
Freedom Mortgage Corp.(e),(f)
Term Loan
02/23/22	6.862%	275,000	278,781
Total			602,360
Food and Beverage 4.6%
AdvancePierre Foods, Inc.(e),(f)
Term Loan
06/02/23	4.000%	545,026	551,158
B&G Foods, Inc.(e),(f)
Tranche B Term Loan
11/02/22	3.232%	853,480	859,702
Centerplate, Inc.(e),(f)
Tranche A Term Loan
11/26/19	4.814%	384,847	383,404
Clearwater Seafoods LP(e),(f)
Tranche B Term Loan
06/26/19	4.750%	400,498	400,498
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
02/18/21	4.312%	491,139	403,142
Dole Food Co., Inc.(e),(f)
Tranche B Term Loan
11/01/18	4.575%	494,606	494,759
Dole Food Co., Inc.(e),(f),(h)
Tranche B Term Loan
04/06/24	4.116%	275,000	273,625
Flavors Holdings, Inc.(e),(f)
Tranche B 1st Lien Term Loan
04/03/20	6.897%	269,231	227,163
Herbalife Financing SARL(e),(f)
Term Loan
02/15/23	6.482%	250,000	249,895
JBS USA LLC(e),(f)
Term Loan
10/30/22	3.289%	975,000	978,052
Pinnacle Foods Finance LLC(e),(f)
Term Loan
02/02/24	2.811%	1,122,188	1,126,138

54	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
US Foods, Inc.(e),(f),(h)
Term Loan
06/27/23	0.000%	398,995	402,422
Total			6,349,958
Gaming 1.3%
Amaya Holdings BV(e),(f)
Tranche B3 1st Lien Term Loan
08/01/21	4.647%	612,828	613,852
Boyd Gaming Corp.(e),(f),(h)
Tranche B Term Loan
09/15/23	0.000%	175,000	175,847
Caesars Entertainment Operating Co., Inc.(d),(e)
Tranche B6 Term Loan
03/01/17	0.000%	471,986	545,497
Eldorado Resorts, Inc.(e),(f),(h)
Tranche B Term Loan
03/15/24	0.000%	200,000	199,500
MGM Growth Properties Operating Partnership LP(e),(f)
Tranche B Term Loan
04/25/23	3.482%	297,000	298,238
Total			1,832,934
Health Care 7.5%
Alere, Inc.(e),(f)
Tranche B Term Loan
06/20/22	4.250%	497,468	498,359
Auris Luxembourg III SARL(e),(f)
Tranche B7 Term Loan
01/17/22	4.147%	496,212	500,246
CareCore National LLC(e),(f)
Term Loan
03/05/21	5.500%	526,116	527,431
Change Healthcare Holdings, Inc.(e),(f)
Term Loan
03/01/24	3.750%	1,050,000	1,051,312
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
06/07/23	4.750%	321,874	325,576
CHS/Community Health Systems, Inc.(e),(f)
Tranche G Term Loan
12/31/19	3.798%	726,651	721,615
Tranche H Term Loan
01/27/21	4.048%	330,910	326,194
Concentra, Inc.(e),(f)
Tranche B 1st Lien Term Loan
06/01/22	4.061%	288,494	289,757
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
CPI Holdco LLC(e),(f)
1st Lien Term Loan
03/21/24	5.150%	100,000	100,500
Envision Healthcare Corp.(e),(f)
Term Loan
12/01/23	4.150%	922,687	929,608
Genoa, a QoL Healthcare Co.(e),(f)
1st Lien Term Loan
10/30/23	4.897%	273,625	274,651
Greatbatch Ltd.(e),(f)
Tranche B Term Loan
10/27/22	4.500%	440,844	440,293
Inventiv Group Holdings, Inc.(e),(f)
Term Loan
11/09/23	4.804%	349,125	349,851
Kindred Healthcare, Inc.(e),(f)
Term Loan
04/09/21	4.563%	1,167,010	1,166,520
Kinetic Concepts, Inc.(e),(f),(h)
Term Loan
02/02/24	0.000%	425,000	425,000
Millennium Health LLC(e),(f)
Term Loan
12/21/20	7.500%	91,564	46,469
MPH Acquisition Holdings LLC(e),(f)
Term Loan
06/07/23	4.897%	509,899	516,089
Onex Carestream Finance LP(e),(f)
1st Lien Term Loan
06/07/19	5.147%	284,952	274,694
Opal Acquisition, Inc.(e),(f)
Tranche B Term Loan
11/27/20	5.088%	290,987	271,831
Ortho-Clinical Diagnostics Holdings SARL(e),(f)
Term Loan
06/30/21	4.750%	497,442	494,333
Select Medical Corp.(e),(f)
Tranche B Term Loan
03/06/24	4.500%	250,000	252,188
Team Health Holdings, Inc.(e),(f)
Term Loan
02/06/24	3.750%	325,000	322,426
Tecomet, Inc.(e),(f)
1st Lien Term Loan
12/03/21	5.750%	295,116	295,116
Total			10,400,059

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Healthcare REIT 0.3%
Quality Care Properties, Inc.(e),(f)
1st Lien Term Loan
10/31/22	6.250%	399,000	405,484
Independent Energy 0.8%
MEG Energy Corp.(e),(f)
Term Loan
12/31/23	4.540%	659,676	659,307
Sheridan Investment Partners I LLC(e),(f)
Tranche B2 Term Loan
10/01/19	4.600%	368,171	314,481
Sheridan Production Partners I-A LP(e),(f)
Tranche B2 Term Loan
10/01/19	4.600%	48,786	41,671
Sheridan Production Partners I-M LP(e),(f)
Tranche B2 Term Loan
10/01/19	4.600%	29,799	25,453
Total			1,040,912
Integrated Energy 0.1%
CITGO Holding, Inc.(e),(f)
Term Loan
05/12/18	9.647%	148,087	150,185
Leisure 1.0%
AMC Entertainment Holdings, Inc.(e),(f)
Term Loan
12/15/22	3.662%	320,938	323,479
12/15/23	3.733%	75,000	75,610
Clubcorp Club Operations, Inc.(e),(f)
Tranche B Term Loan
12/15/22	4.000%	265,222	266,217
Seaworld Parks & Entertainment, Inc.(e),(f)
Tranche B2 Term Loan
05/14/20	0.000%	484,411	481,533
UFC Holdings LLC(e),(f)
1st Lien Term Loan
08/18/23	4.250%	199,000	199,888
Total			1,346,727
Life Insurance 0.2%
AssuredPartners, Inc.(e),(f),(h)
Term Loan
10/21/22	5.250%	322,693	324,790
Lodging 1.0%
Hilton Worldwide Finance LLC(e),(f)
Tranche B2 Term Loan
10/25/23	2.982%	1,426,075	1,435,958
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Media and Entertainment 4.2%
ALM Media LLC(e),(f)
Tranche B 1st Lien Term Loan
07/31/20	5.647%	328,125	309,668
CBS Radio, Inc.(e),(f)
Tranche B Term Loan
10/17/23	4.500%	180,632	181,911
CBS Radio, Inc.(e),(f),(h)
Tranche B1 Term Loan
10/17/23	0.000%	75,000	75,375
Cumulus Media Holdings, Inc.(e),(f)
Term Loan
12/23/20	4.250%	800,000	599,144
Entercom Radio LLC(e),(f)
Tranche B Term Loan
11/01/23	4.563%	143,125	143,805
Extreme Reach, Inc.(e),(f)
1st Lien Term Loan
02/07/20	7.280%	462,238	466,283
Getty Images, Inc.(e),(f)
Term Loan
10/18/19	4.750%	783,632	684,212
Global Eagle Entertainment, Inc.(e),(f)
Term Loan
01/06/23	7.322%	175,000	163,298
iHeartCommunications, Inc.(e),(f)
Tranche E Term Loan
07/30/19	8.482%	300,000	256,200
Match Group, Inc.(e),(f)
Tranche B1 Term Loan
11/16/22	4.097%	76,562	77,376
Mission Broadcasting, Inc.(e),(f)
Tranche B Term Loan
01/17/24	3.943%	46,400	46,763
Nelson Education Ltd.(e)
1st Lien Term Loan
10/01/20	8.000%	1,049,560	538,078
Nexstar Broadcasting, Inc.(e),(f)
Tranche B Term Loan
01/17/24	3.943%	478,600	482,338
Raycom TV Broadcasting LLC(e),(f)
Tranche B Term Loan
08/04/21	3.982%	922,106	922,106
Townsquare Media, Inc.(e),(f)
Tranche B Term Loan
04/01/22	4.000%	684,379	687,376

56	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
03/15/24	3.750%	224,397	222,900
Total			5,856,833
Metals and Mining 0.9%
Fairmount Santrol, Inc.(e),(f)
Tranche B2 Term Loan
09/05/19	0.000%	491,117	480,376
FMG Resources August 2006 Proprietary Ltd.(e),(f)
Term Loan
06/30/19	3.750%	200,226	201,259
Murray Energy Corp.(e),(f)
Tranche B2 Term Loan
04/16/20	8.397%	153,520	148,770
Neenah Foundry Co.(e),(f)
Term Loan
04/26/19	7.750%	348,646	345,160
Oxbow Carbon LLC(e),(f)
Tranche B Term Loan
07/19/19	4.250%	76,401	76,497
Total			1,252,062
Midstream 0.2%
Energy Transfer Equity LP(e),(f)
Term Loan
02/02/24	3.539%	232,353	231,591
Oil Field Services 0.9%
Bronco Midstream Funding LLC(e),(f)
Term Loan
08/17/20	5.057%	297,137	297,879
Fieldwood Energy LLC(e),(f)
Term Loan
10/01/18	3.875%	390,177	372,619
Paragon Offshore Finance Co.(e),(f)
Term Loan
07/16/21	5.750%	666,562	258,713
Sonneborn Dutch Holdings BV(e),(f)
Term Loan
12/10/20	4.750%	44,948	45,229
Sonneborn LLC(e),(f)
Term Loan
12/10/20	4.750%	254,703	256,295
Total			1,230,735
Other Financial Institutions 3.7%
AlixPartners LLP(e),(f),(h)
Term Loan
04/04/24	4.150%	300,000	299,250
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
AlixPartners, LLP(e),(f)
Tranche B Term Loan
07/28/22	4.000%	222,937	223,296
Alliant Holdings Intermediate LLC(e),(f)
Term Loan
08/12/22	4.387%	270,189	271,348
Altisource Solutions SARL(e),(f)
Tranche B Term Loan
12/09/20	4.500%	169,811	163,868
Citco III Ltd.(e),(f)
Term Loan
06/29/18	0.000%	981,858	985,540
Citco III Ltd.(f),(h)
Term Loan
03/23/22	3.982%	300,000	300,000
Corporate Capital Trust, Inc.(e),(f)
Tranche B Term Loan
05/20/19	4.438%	751,750	753,629
IG Investments Holdings LLC(e),(f)
Tranche B Term Loan
10/31/21	6.147%	783,632	789,509
MediArena Acquisition BV(e),(f)
Tranche B 1st Lien Term Loan
08/13/21	6.750%	341,250	302,149
NFP Corp.(e),(f)
Tranche B Term Loan
01/08/24	4.647%	74,812	75,561
PGX Holdings, Inc.(e),(f)
1st Lien Term Loan
09/29/20	6.250%	404,518	404,773
Walter Investment Management Corp.(e),(f)
Tranche B Term Loan
12/18/20	4.750%	621,115	534,383
Total			5,103,306
Other Industry 1.9%
Generac Power Systems, Inc.(e),(f)
Term Loan
05/31/23	3.748%	584,277	586,836
MCS AMS Sub-Holdings LLC(e),(f)
Term Loan
10/15/19	7.500%	387,500	373,937
Nord Anglia Education Finance LLC(e),(f)
Term Loan
03/31/21	4.554%	680,750	682,881
RE/MAX LLC(e),(f)
Term Loan
12/15/23	3.897%	1,052,744	1,052,744
Total			2,696,398

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	57

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other REIT 1.1%
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(e),(f)
1st Lien Term Loan
11/04/21	4.304%	815,154	819,360
ESH Hospitality, Inc.(e),(f)
Term Loan
08/30/23	3.482%	696,504	699,639
Total			1,518,999
Other Utility 0.2%
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
01/30/24	5.539%	227,672	228,868
Tranche C Term Loan
01/30/24	5.539%	21,739	21,853
Total			250,721
Packaging 2.2%
Berry Plastics Corp.(e),(f)
Tranche I Term Loan
10/01/22	3.501%	808,444	813,157
BWAY Corp.(e),(f),(h)
Tranche B Term Loan
04/03/24	0.000%	150,000	149,532
Expera Specialty Solutions LLC(e),(f)
Tranche B Term Loan
11/03/23	5.750%	149,250	149,996
Novolex (e),(f)
Term Loan
12/29/23	4.250%	500,000	502,655
Reynolds Group Holdings, Inc.(e),(f)
Term Loan
02/05/23	3.982%	1,491,618	1,496,749
Total			3,112,089
Pharmaceuticals 3.7%
AMAG Pharmaceuticals, Inc.(e),(f)
Term Loan
08/17/21	4.750%	186,802	186,647
Amneal Pharmaceuticals LLC(e),(f)
Tranche B Term Loan
11/01/19	4.653%	577,744	578,287
Arbor Pharmaceuticals LLC(e),(f)
Term Loan
07/05/23	6.147%	246,875	251,195
Endo Finance Co. I SARL(e),(f)
Tranche B Term Loan
09/26/22	4.000%	494,121	493,365
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
01/31/25	3.194%	525,000	525,667
Horizon Pharma, Inc.(e),(f)
Tranche B Term Loan
03/22/24	5.500%	400,000	400,000
Indivior Finance SARL(e),(f)
Term Loan
12/19/19	7.040%	265,823	267,152
Mallinckrodt International Finance SA(e),(f)
Tranche B Term Loan
09/24/24	3.897%	225,000	224,719
Pharmaceutical Product Development, Inc.(e),(f)
Term Loan
08/18/22	4.328%	962,040	964,445
Valeant Pharmaceuticals International, Inc.(e),(f),(h)
Tranche B-F1 Term Loan
04/01/22	0.000%	1,283,750	1,286,587
Total			5,178,064
Property & Casualty 0.8%
AmWINS Group, Inc.(e),(f)
1st Lien Term Loan
01/25/24	3.750%	349,125	349,125
Asurion LLC(e),(f)
2nd Lien Term Loan
03/03/21	8.500%	525,000	530,906
Tranche B5 Term Loan
11/03/23	4.750%	269,604	271,626
Total			1,151,657
Refining 0.4%
CITGO Petroleum Corp.(e),(f)
Tranche B Term Loan
07/29/21	4.647%	248,724	250,030
Seadrill Operating LP(e),(f)
Term Loan
02/21/21	4.147%	465,066	314,306
Total			564,336
Restaurants 1.5%
Burger King/Tim Hortons(e),(f)
Tranche B3 Term Loan
02/16/24	3.309%	1,273,496	1,274,031
02/16/24	3.343%	250,000	250,105
Landry’s, Inc.(e),(f)
Tranche B Term Loan
10/04/23	4.041%	370,385	373,096

58	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(e),(f)
Tranche B Term Loan
06/16/23	2.976%	149,250	149,904
Total			2,047,136
Retailers 3.0%
Ascena Retail Group, Inc.(e),(f)
Tranche B Term Loan
08/21/22	5.500%	207,882	186,427
Bass Pro Group LLC(e),(f)
Term Loan
12/15/23	6.147%	200,000	192,376
BJ’s Wholesale Club, Inc.(e),(f)
Tranche B 1st Lien Term Loan
02/03/24	4.750%	150,000	146,411
Evergreen Acqco 1 LP(e),(f)
Term Loan
07/09/19	5.000%	643,014	564,244
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
08/18/23	4.232%	348,000	347,238
J. Crew Group, Inc.(e),(f)
Term Loan
03/05/21	4.078%	491,162	297,600
Men’s Wearhouse, Inc. (The)(e),(f)
Tranche B Term Loan
06/18/21	4.528%	313,728	297,518
Party City Holdings, Inc.(e),(f)
Term Loan
08/19/22	3.872%	433,992	432,673
PetSmart, Inc.(e),(f)
Tranche B2 Term Loan
03/11/22	4.020%	593,446	565,999
PFS Holding Corp.(e),(f)
1st Lien Term Loan
01/31/21	4.500%	194,000	189,877
Rite Aid Corp.(e),(f)
Tranche 1 2nd Lien Term Loan
08/21/20	5.750%	425,000	425,531
Tranche 2 2nd Lien Term Loan
06/21/21	4.875%	500,000	500,625
Total			4,146,519
Supermarkets 1.3%
Albertsons LLC(e),(f)
Tranche B4 Term Loan
08/25/21	3.982%	422,878	424,607
Tranche B5 Term Loan
12/21/22	4.401%	796,005	800,733
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Tranche B6 Term Loan
06/22/23	4.302%	171,000	171,855
SUPERVALU, Inc.(e),(f)
Term Loan
03/21/19	0.000%	356,826	359,371
Total			1,756,566
Technology 16.3%
Ancestry.com Operations, Inc.(e),(f)
1st Lien Term Loan
10/19/23	4.250%	321,750	323,964
Answers Corp.(d),(e)
1st Lien Term Loan
10/01/21	0.000%	861,875	385,689
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
01/25/21	4.397%	1,091,429	1,096,613
Aptean, Inc.(e),(f)
1st Lien Term Loan
12/20/22	0.000%	325,000	329,875
Ascend Learning LLC(e),(f)
1st Lien Term Loan
07/31/19	5.524%	1,017,128	1,022,641
Auction.com LLC(e),(f)
Term Loan
05/12/19	6.000%	588,000	591,675
Avast Holding BV(e),(f)
Term Loan
09/30/22	0.000%	296,250	298,472
Campaign Monitor Finance Propriety Ltd.(e),(f)
Term Loan
03/18/21	6.397%	287,316	278,696
CCC Information Services, Inc.(e),(f)
Term Loan
12/20/19	4.000%	396,891	396,562
Cypress Semiconductor Corp.(e),(f)
Term Loan
07/05/21	4.580%	170,625	172,046
EIG Investors Corp.(e),(f)
Term Loan
11/09/19	6.532%	948,151	951,706
Electrical Components International, Inc.(e),(f)
Term Loan
05/28/21	5.897%	517,253	517,253
Evergreen Skills SARL(e),(f)
1st Lien Term Loan
04/28/21	5.750%	590,674	542,315

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	59

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Excelitas Technologies Corp.(e),(f)
Tranche B Term Loan
11/02/20	6.150%	293,909	293,174
First Data Corp.(e),(f)
Term Loan
03/24/21	3.984%	893,837	900,380
07/08/22	3.984%	93,295	93,975
Global Healthcare Exchange LLC(e),(f)
Term Loan
08/15/22	5.250%	147,760	149,386
Global Payments, Inc.(e),(f)
Tranche B Term Loan
04/21/23	3.482%	51,644	51,902
Go Daddy Operating Co. LLC(e),(f),(g),(h)
Term Loan
02/15/24	0.000%	484,985	485,412
Go Daddy Operating Co. LLC(e),(f)
Term Loan
02/15/24	3.412%	365,015	365,336
Hyland Software, Inc.(e),(f)
Tranche 1 1st Lien Term Loan
07/01/22	4.232%	607,459	614,293
Infoblox, Inc.(e),(f)
1st Lien Term Loan
11/07/23	6.000%	270,000	272,533
Infor US, Inc.(e),(f),(h)
Tranche B6 Term Loan
02/01/22	3.897%	1,134,494	1,130,036
Informatica Corp.(e),(f)
Term Loan
08/05/22	4.647%	395,978	393,380
Information Resources, Inc.(e),(f)
1st Lien Term Loan
01/18/24	5.250%	275,000	278,008
ION Trading Technologies SARL(e),(f)
Tranche B1 1st Lien Term Loan
08/11/23	4.147%	837,190	835,097
IPC Corp.(e),(f)
Tranche B1 1st Lien Term Loan
08/06/21	5.500%	294,000	273,420
Kronos, Inc.(e),(f)
1st Lien Term Loan
11/01/23	5.034%	872,812	877,273
MA Financeco LLC(e),(f)
Tranche B2 Term Loan
11/19/21	4.789%	490,083	493,411
MACOM Technology Solutions Holdings, Inc.(e),(f)
Term Loan
05/07/21	3.858%	661,399	670,910
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Magic Newco LLC(e),(f)
1st Lien Term Loan
12/12/18	5.000%	785,622	787,916
Micro Holding Corp.(e),(f)
1st Lien Term Loan
07/08/21	0.000%	64,706	64,868
Micro Holding Corp.(e),(f),(h)
Delayed Draw Term Loan
07/08/21	0.000%	35,294	35,382
ProQuest LLC(e),(f)
Term Loan
10/24/21	5.250%	442,052	448,130
Renaissance Learning, Inc.(e),(f)
1st Lien Term Loan
04/09/21	4.897%	557,750	559,607
Rocket Software, Inc.(e),(f)
1st Lien Term Loan
10/14/23	5.397%	174,125	175,793
SGS Cayman LP(e),(f)
Term Loan
04/23/21	6.147%	91,132	88,170
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B1 Term Loan
07/08/22	3.232%	215,112	216,054
Tranche B2 Term Loan
07/08/22	3.232%	18,389	18,469
SurveyMonkey.com LLC(e),(f)
Term Loan
02/07/19	6.250%	395,382	395,382
Sutherland Global Services, Inc.(e),(f)
Term Loan
04/23/21	6.147%	391,494	378,770
Synchronoss Technologies, Inc.(e),(f)
Term Loan
01/19/24	4.082%	125,000	124,188
Syniverse Holdings, Inc.(e),(f)
Tranche B Term Loan
04/23/19	4.147%	488,014	447,294
TKC Holdings, Inc.(e),(f)
1st Lien Term Loan
02/01/23	4.750%	150,000	151,376
TransUnion LLC(e),(f)
Tranche B2 Term Loan
04/09/23	3.482%	494,906	497,692
Uber Technologies, Inc.(e),(f)
Term Loan
07/13/23	5.000%	523,687	520,938

60	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Veritas US, Inc.(e),(f)
Tranche B1 Term Loan
01/27/23	6.772%	252,450	250,032
VF Holdings Corp.(e),(f),(h)
Tranche B1 1st Lien Term Loan
06/30/23	4.250%	548,250	550,503
Wall Street Systems, Inc.(e),(f)
Term Loan
02/23/24	4.500%	498,750	500,151
Western Digital Corp.(e),(f)
Tranche B2 Term Loan
04/29/23	3.732%	337,454	339,094
Zebra Technologies Corp.(e),(f)
Term Loan
10/27/21	3.600%	946,546	953,513
Total			22,588,755
Transportation Services 0.5%
Kenan Advantage Group Holdings Corp.(e),(f)
Term Loan
07/29/22	4.000%	271,558	271,643
07/29/22	4.000%	82,582	82,607
Stena International SA(e),(f)
Term Loan
03/03/21	4.150%	384,867	356,140
Total			710,390
Wireless 1.1%
Altice France SA (Numericable-SFR SA)(e),(f),(h)
Tranche B7 Term Loan
01/15/24	0.000%	300,000	299,250
Sprint Communications, Inc.(e),(f)
Term Loan
02/02/24	3.500%	550,000	549,609
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Telesat Canada(e),(f)
Tranche B3 Term Loan
11/17/23	4.150%	721,380	726,610
Total			1,575,469
Wirelines 0.6%
Consolidated Communication(e),(f),(h)
Term Loan
10/05/23	0.000%	100,000	100,375
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
02/22/24	3.227%	525,000	525,656
Onvoy LLC(e),(f)
1st Lien Term Loan
02/10/24	5.647%	250,000	249,220
Total			875,251
Total Senior Loans (Cost $132,924,728)			130,961,490

Money Market Funds 8.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(i),(j)	11,211,055	11,211,055
Total Money Market Funds (Cost $11,210,775)		11,211,055
Total Investments (Cost: $144,533,569)		144,245,993
Other Assets & Liabilities, Net		(5,389,390)
Net Assets		138,856,603

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $2,594,827, which represents 1.87% of net assets.
(c)	Negligible market value.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $931,186 which represents 0.67% of net assets.
(e)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(f)	Variable rate security.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	At March 31, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
IAP Worldwide Services, Inc. Term Loan 07/18/18 6.250%	678,751
Go Daddy Operating Co. LLC Term Loan 02/15/24 0.000%	484,985

(h)	Represents a security purchased on a when-issued or delayed delivery basis.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	12,636,604	19,518,119	(20,943,668)	11,211,055	(313)	21,048	11,211,055
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
144,534,000	2,725,000	(3,013,000)	(288,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
62	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	—	—	15,116	—	15,116
Financials	—	—	87,498	—	87,498
Health Care	—	26,156	—	—	26,156
Industrials	—	—	1,923,678	—	1,923,678
Utilities	—	21,000	—	—	21,000
Total Common Stocks	—	47,156	2,026,292	—	2,073,448
Corporate Bonds & Notes	—	—	0	—	0
Senior Loans	—	124,911,770	6,049,720	—	130,961,490
Money Market Funds	—	—	—	11,211,055	11,211,055
Total Investments	—	124,958,926	8,076,012	11,211,055	144,245,993
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers betweeen Levels are determined based on the fair value at the beginning of the period for the security positions held thoughout the period.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2017 ($)
Common Stocks	2,171,273	—	—	(126,981)	—	—	—	(18,000)	2,026,292
Corporate Bonds & Notes	0	—	—	—	—	—	—	—	0
Senior Loans	8,211,984	11,502	15,415	20,269	—	(1,344,879)	946,159	(1,810,730)	6,049,720
Total	10,383,257	11,502	15,415	(106,712)	—	(1,344,879)	946,159	(1,828,730)	8,076,012
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2017 was $(105,531) which is comprised of Senior Loans of $21,450 and Common Stocks of $(126,981).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Certain common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of the company assets. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement
Fair value at March 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
$1,923,678	Market approach	Market multiple	4.7x - 7.2x
64	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 8.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
12/27/22	1.782%	141,554	141,638
Series 2013-1A Class A
12/26/44	1.782%	1,252,175	1,254,051
Access Point Financial, Inc.(a)
Series 2016-1A Class A
02/16/21	6.250%	1,749,581	1,747,832
Ally Auto Receivables Trust
Series 2013-2 Class A4
11/15/18	1.240%	394,839	394,797
Series 2016-1 Class A3
04/15/20	1.470%	669,000	668,750
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class A
06/12/19	1.570%	120,992	120,989
Series 2015-2 Class C
05/12/21	4.320%	858,000	875,368
Series 2016-3 Class A
11/12/20	1.700%	511,755	510,961
Series 2016-4
02/13/23	2.910%	1,371,000	1,374,621
American Tower Trust I(a)
Pass-Through Certificates
03/15/43	1.551%	500,000	498,792
Series 13 Class 2A
03/15/23	3.070%	1,900,000	1,893,262
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/22	2.300%	1,107,000	1,107,127
Series 2017-1 Class C
08/18/22	2.710%	594,000	597,011
Series 2017-1 Class D
01/18/23	3.130%	1,332,000	1,332,126
Anchor Assets IX LLC(a)
Series 2016-1 Class A
02/15/20	5.125%	7,550,000	7,550,000
Axis Equipment Finance Receivables II LLC(a)
Series 2015-1A Class A2
03/20/20	1.900%	417,434	415,376
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/21	2.210%	1,598,476	1,589,597
BCC Funding Corp. X(a)
Series 2015-1 Class A2
10/20/20	2.224%	1,253,479	1,252,472
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCC Funding XIII LLC(a)
Series 2016-1
12/20/21	2.200%	2,385,000	2,371,034
Blue Elephant Loan Trust(a)
Series 2015-1 Class A
12/15/22	3.120%	48,476	48,470
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/27	2.660%	342,724	338,731
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	926,000	928,633
California Republic Auto Receivables Trust
Series 2015-2 Class A3
08/15/19	1.310%	590,744	590,601
Capital Auto Receivables Asset Trust
Series 2015-4 Class A2
03/20/19	1.620%	1,867,924	1,869,578
CarFinance Capital Auto Trust(a)
Series 2013-2A Class B
08/15/19	3.150%	141,062	141,373
Series 2014-1A Class B
04/15/20	2.720%	262,178	262,915
Series 2014-2A Class A
11/16/20	1.440%	339,605	339,389
Series 2015-1A Class A
06/15/21	1.750%	181,043	180,924
Carlyle Global Market Strategies Commodities Funding Ltd.(a),(b),(c)
Series 2014-1A Class A
10/15/21	2.923%	1,082,457	519,580
CarMax Auto Owner Trust
Series 2013-2 Class A4
11/15/18	0.840%	2,055,989	2,054,783
Carnow Auto Receivables Trust(a)
Series 2016-1A Class A
05/15/19	2.260%	3,189,384	3,181,732
Series 2016-1A Class B
02/15/21	3.490%	2,200,000	2,190,494
Chase Funding Trust(b)
Series 2003-2 Class 2A2
02/25/33	1.542%	629,361	597,813
Series 2003-4 Class 1A5
05/25/33	5.325%	482,511	494,949
Series 2003-6 Class 1A5
11/25/34	5.128%	490,258	507,305
Chrysler Capital Auto Receivables Trust(a)
Series 2014-BA Class A3
05/15/19	1.270%	273,600	273,582
Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	65

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class A
08/15/22	4.480%	1,520,737	1,531,661
Series 2016-MF1 Class B
08/15/22	6.640%	3,250,000	3,340,889
Subordinated, Series 2015-PM1 Class B
12/15/21	2.930%	744,015	741,210
Conix Mortgage Asset Trust(a),(c)
Series 2013-1 Class A
12/25/47	4.704%	1,078,519	115,725
Consumer Credit Origination Loan Trust(a)
Series 2015-1 Class A
03/15/21	2.820%	6,966	7,009
Continental Credit Card(a)
Series 2016-1A Class A
01/15/23	4.560%	1,341,452	1,341,483
COOF Securitization Trust Ltd.(a),(b),(d)
CMO Series 2014-1 Class A
06/25/40	3.185%	1,881,223	209,356
CPS Auto Receivables Trust(a)
Series 2012-D Class A
03/16/20	1.480%	65,139	65,142
Series 2013-A Class A
06/15/20	1.310%	1,035,103	1,034,807
Series 2014-C Class A
02/15/19	1.310%	258,491	258,470
Series 2014-C Class C
08/17/20	3.770%	2,096,000	2,120,574
Series 2015-A Class C
02/16/21	4.000%	219,000	219,801
Series 2015-B Class A
11/15/19	1.650%	1,787,360	1,787,186
Series 2015-C Class D
08/16/21	4.630%	1,376,000	1,364,796
Series 2016-A Class A
10/15/19	2.250%	912,424	915,200
Series 2016-A Class B
05/15/20	3.340%	1,436,395	1,458,904
Series 2016-B Class A
11/15/19	2.070%	315,441	315,917
Subordinated, Series 2014-B Class B
05/15/20	2.320%	1,750,000	1,753,263
Subordinated, Series 2015-B Class C
05/17/21	4.200%	1,480,000	1,462,093
Subordinated, Series 2016-C Class C
06/15/22	3.270%	1,050,000	1,046,563
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2014-2A Class A
03/15/22	1.880%	1,774,792	1,776,910
Series 2015-2A Class A
02/15/23	2.400%	2,821,000	2,826,554
Series 2015-2A Class C
02/15/24	3.760%	434,000	439,893
Series 2017-1A Class A
10/15/25	2.560%	1,688,000	1,687,153
Subordinated, Series 2017-1A Class B
12/15/25	3.040%	740,000	739,666
Subordinated, Series 2017-1A Class C
02/17/26	3.480%	620,000	619,914
Credit Suisse First Boston Mortgage Securities Corp.(a),(b)
Series 2004-CF2 Class 1A2
01/25/43	5.150%	7,921	7,904
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/22	4.120%	883,000	897,620
Series 2015-BA Class B
06/17/19	2.120%	16,747	16,751
Series 2016-AA Class B
05/15/20	3.170%	1,953,000	1,959,677
Series 2016-AA Class C
05/17/21	3.910%	2,428,000	2,451,637
Series 2017-AA Class C
01/18/22	2.980%	1,260,000	1,268,053
Subordinated, Series 2015-BA Class D
07/15/21	3.840%	1,921,000	1,956,561
Subordinated, Series 2015-CA Class D
09/15/21	4.200%	1,058,824	1,068,155
Subordinated, Series 2015-DA Class D
01/17/23	4.590%	1,320,000	1,366,563
Subordinated, Series 2016-BA Class B
06/15/20	2.560%	318,000	319,713
Subordinated, Series 2016-CA Class D
03/15/24	4.180%	2,915,000	2,887,067
Subordinated, Series 2017-AA Class B
01/15/21	2.510%	790,000	791,446
Subordinated, Series 2017-AA Class D
05/15/24	4.160%	1,677,000	1,702,323
DT Auto Owner Trust(a)
Series 2016-1A Class A
09/16/19	2.000%	458,425	458,803
Series 2016-2A Class A
08/15/19	1.730%	355,835	355,699

66	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class A
11/15/19	1.750%	832,062	832,764
Series 2016-3A Class B
07/15/20	2.650%	1,000,000	1,006,165
Subordinated, Series 2015-2A Class D
02/15/22	4.250%	1,055,000	1,075,214
Subordinated, Series 2016-4A
08/17/20	2.020%	868,000	865,520
10/17/22	3.770%	1,497,400	1,509,373
Subordinated, Series 2017-1A Class D
11/15/22	3.550%	1,528,000	1,532,509
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/22	2.630%	1,097,000	1,094,712
Exeter Automobile Receivables Trust(a)
Series 2014-2A Class C
12/16/19	3.260%	405,000	408,542
Series 2014-3A Class B
11/15/19	2.770%	441,461	442,208
Series 2015-2A Class A
11/15/19	1.540%	677,770	677,638
Series 2016-1A Class A
07/15/20	2.350%	641,262	641,233
Series 2016-2A Class A
07/15/20	2.210%	1,262,874	1,261,717
Series 2017-1A Class C
12/15/22	3.950%	810,000	816,210
Subordinated, Series 2016-1A Class C
10/15/21	5.520%	2,230,000	2,332,635
Subordinated, Series 2016-3A Class B
08/16/21	2.840%	1,102,000	1,098,139
First Investors Auto Owner Trust(a)
Series 2014-3A Class A3
11/16/20	1.670%	749,589	749,991
Series 2015-2A Class A1
12/16/19	1.590%	531,915	532,036
Series 2015-2A Class D
12/15/21	4.220%	280,000	276,989
Series 2016-1A Class A1
05/15/20	1.920%	472,019	472,683
Series 2016-2A Class A1
11/16/20	1.530%	1,416,657	1,412,256
FirstKey Lending Trust(a)
Series 2015-SFR1 Class A
03/09/47	2.553%	1,888,044	1,866,597
Series 2015-SFR1 Class B
03/09/47	3.417%	1,202,000	1,182,211
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flagship Credit Auto Trust(a)
Series 2014-1 Class B
02/18/20	2.550%	240,858	240,650
Series 2014-2 Class A
12/16/19	1.430%	337,129	336,735
Series 2014-2 Class B
11/16/20	2.840%	446,000	447,790
Series 2014-2 Class C
12/15/20	3.950%	220,000	220,249
Series 2015-3 Class A
10/15/20	2.380%	2,348,991	2,353,188
Series 2016-1 Class A
12/15/20	2.770%	1,607,712	1,619,370
Series 2016-1 Class C
06/15/22	6.220%	3,000,000	3,228,506
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	757,000	756,747
Subordinated, Series 2015-3 Class C
03/15/22	4.650%	693,000	713,327
Subordinated, Series 2016-4 Class C
11/15/22	2.710%	1,312,000	1,294,297
GLC Trust(a)
Series 2014-A Class A
07/15/21	3.000%	298,605	294,723
GLS Auto Receivables Trust(a)
Series 2015-1A Class A
12/15/20	2.250%	1,199,256	1,197,315
Series 2016-1A
10/15/20	2.730%	1,709,411	1,702,427
Subordinated, Series 2015-1A Class B
12/15/20	4.430%	954,000	952,348
Subordinated, Series 2016-1A Class B
01/15/21	4.390%	840,000	837,289
GMAT Trust(a),(b)
Series 2013-1A Class A
11/25/43	6.967%	494,753	493,839
GO Financial Auto Securitization Trust(a)
Series 2015-2 Class A
11/15/18	3.270%	450,207	449,752
Subordinated, Series 2015-1 Class B
10/15/20	3.590%	797,105	795,017
Subordinated, Series 2015-2 Class B
08/17/20	4.800%	1,873,000	1,864,779
Gold Key Resorts(a)
Series 2014-A Class A
03/17/31	3.220%	552,720	554,229

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	67

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Green Tree Agency Advance Funding Trust I(a)
Series 2015-T2 Class AT2
10/15/48	3.095%	1,550,000	1,548,806
Series 2015-T2 Class DT2
10/15/48	4.669%	3,184,000	3,172,060
Series 2016-T1 Class AT1
10/15/48	2.380%	1,068,000	1,059,552
Subordinated, CMO Series 2016-T1
10/15/48	3.122%	1,498,000	1,486,271
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/42	3.080%	1,601,084	1,581,070
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/27/28	2.660%	1,300,000	1,295,318
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/22	4.571%	4,595,000	4,659,237
LendingClub Issuance Trust(a)
Series 2016-NP1 Class A
06/15/22	3.750%	896,763	902,842
Lendmark Funding Trust(a)
Series 2016-A Class A
08/21/23	4.820%	2,397,000	2,449,178
LV Tower 52 Issuer(a)
Series 2013-1 Class A
02/15/23	5.500%	5,530,702	5,449,954
Series 2013-1 Class M
02/15/23	7.500%	2,052,175	2,000,255
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/29	3.620%	2,300,000	2,312,004
Marlette Funding Trust(a)
Series 2016-1A Class A
01/17/23	3.060%	2,069,245	2,065,261
Mercedes-Benz Auto Receivables Trust
Series 2015-1 Class A2A
06/15/18	0.820%	261,262	261,213
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/40	6.083%	1,285,821	1,339,588
Series 2010-1 Class M
12/15/45	5.250%	1,099,013	1,159,188
Murray Hill Marketplace Trust(a)
Series 2016-LC1 Class A
11/25/22	4.190%	3,105,792	3,130,100
Nationstar HECM Loan Trust(a)
Series 2015-2A Class A
11/25/25	2.883%	525,557	525,726
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class M1
11/25/25	4.115%	1,964,000	1,964,000
Series 2016-1A Class M1
02/25/26	4.360%	1,962,000	1,962,000
Series 2016-2A Class A
06/25/26	2.239%	495,768	499,134
Series 2016-3A Class A
08/25/26	2.013%	900,115	905,635
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
12/07/20	1.123%	108,596	108,596
New Residential Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2016-T2 Class AT2
10/15/49	2.575%	2,410,000	2,384,394
NRPL Trust(a),(b)
Series 2015-1A Class A1
11/01/54	3.875%	991,914	1,006,182
NRPL Trust(a)
Series 2015-2A Class A1
10/25/57	3.750%	4,572,039	4,611,655
Series 2015-2A Class A2
10/25/57	3.750%	1,250,000	1,220,645
NRZ Advance Receivables Trust(a)
Series 2016-T1 Class AT1
06/15/49	2.751%	2,017,000	1,997,927
Ocwen Master Advance Receivables Trust(a)
Series 2015-T3 Class AT3
11/15/47	3.211%	5,024,000	5,021,029
Series 2016-T1 Class AT1
08/17/48	2.521%	3,612,000	3,606,356
Subordinated, Series 2015-T3 Class CT3
11/15/47	4.196%	852,000	853,108
Subordinated, Series 2015-T3 Class DT3
11/15/47	4.687%	2,000,000	2,006,206
OnDeck Asset Securitization Trust II LLC(a)
Series 2016-1A Class A
05/17/20	4.210%	2,168,000	2,155,328
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	1,609,255	1,612,158
OneMain Financial Issuance Trust(a)
Series 2014-1A Class A
06/18/24	2.430%	835,115	835,277
Series 2014-1A Class B
06/18/24	3.240%	402,000	402,732
Series 2014-2A Class A
09/18/24	2.470%	2,566,697	2,570,836

68	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-1A Class A
03/18/26	3.190%	1,726,000	1,744,388
Series 2015-2A Class A
07/18/25	2.570%	7,624,000	7,640,715
Series 2015-2A Class B
07/18/25	3.100%	1,395,000	1,369,999
Series 2016-1A Class A
02/20/29	3.660%	2,505,000	2,549,821
Subordinated, Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,117,012
Oportun Funding II LLC(a)
Series 2016-A Class A
03/08/21	4.700%	2,901,000	2,915,199
Subordinated, Series 2016-A Class B
03/08/21	6.410%	811,000	802,544
Oportun Funding III LLC(a)
Series 2016-B Class A
07/08/21	3.690%	2,856,000	2,861,663
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/21	4.850%	1,085,492	1,075,662
PFS Tax Lien Trust(a)
Series 2014-1 Class NOTE
05/15/29	1.440%	204,113	202,805
Prestige Auto Receivables Trust(a)
Series 2014-1A Class A3
04/15/20	1.520%	307,122	307,114
Progreso Receivables Funding IV LLC(a)
Series 2015-B Class A
07/28/20	3.000%	1,203,000	1,202,793
Series 2015-B Class B
07/28/20	5.000%	605,000	602,016
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/32	2.740%	3,537,089	3,514,735
Series 2015-SFR2 Class C
06/12/32	3.436%	2,500,000	2,483,967
Series 2015-SFR3 Class A
11/12/32	3.067%	5,437,722	5,449,131
Series 2015-SFR3 Class D
11/12/32	4.673%	1,295,000	1,323,943
Series 2015-SFR3 Class E
11/12/32	5.660%	1,000,000	1,030,021
Purchasing Power Funding LLC(a)
Series 2015-A Class A2
12/15/19	4.750%	3,500,000	3,535,000
Series 2016-A Class A1
02/27/19	5.500%	3,016,947	3,016,947
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RBSHD Trust(a),(b)
Series 2013-1A Class A
10/25/47	7.685%	1,116,780	1,128,362
Santander Drive Auto Receivables Trust(a)
Series 2015-S1 Class R1
09/17/19	1.930%	419,631	419,421
Santander Drive Auto Receivables Trust
Series 2016-2 Class A3
05/15/20	1.560%	777,000	777,188
Saxon Asset Securities Trust(b)
CMO Series 2003-1 Class AF6
06/25/33	4.795%	13,951	14,065
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/22	2.850%	500,901	501,562
Skopos Auto Receivables Trust(a)
Series 2015-2A Class A
02/15/20	3.550%	233,485	233,756
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/25	3.090%	1,670,398	1,669,072
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/24	3.160%	1,537,000	1,549,219
Series 2015-AA Class B
11/15/24	3.620%	363,000	360,440
SPS Servicer Advance Receivables Trust(a)
Subordinated, Series 2015-T3 Class DT3
07/15/47	4.430%	1,782,000	1,788,879
Sunset Mortgage Loan Co. LLC(a),(b)
Series 2014-NPL2 Class A
11/16/44	3.721%	390,256	390,504
Trafigura Securitisation Finance PLC(a),(b)
Series 2014-1A Class A
10/15/18	1.862%	2,391,000	2,387,289
Tricolor Auto Securitization Trust(a)
Series 2017-1 Class A
07/15/19	5.090%	3,562,480	3,561,891
Tricon American Homes Trust(a),(b)
Series 2015-SFR1 Class A
05/17/32	2.163%	591,431	590,553
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/33	2.589%	1,715,000	1,671,883
Vericrest Opportunity Loan Transferee(a),(b)
CMO Series 2014-NP11 Class A1
04/25/55	3.875%	251,997	252,402
CMO Series 2014-NPL8 Class A1
10/26/54	3.375%	140,543	140,571

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	69

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-NPL3 Class A1
10/25/58	3.375%	914,870	911,283
Vericrest Opportunity Loan Transferee XXIV LLC(a),(b)
Series 2015-NPL6 Class A1
02/25/55	3.500%	774,253	774,925
Vericrest Opportunity Loan Transferee XXV LLC(a),(b)
Series 2015-NPL8 Class A1
06/26/45	3.500%	4,848,251	4,866,034
Vericrest Opportunity Loan Transferee XXXIII LLC(a),(b)
Series 2015-NPL5 Class A1
03/25/55	3.500%	1,495,273	1,497,190
Vericrest Opportunity Loan Transferee XXXIX LLC(a),(b)
Series 2015-NP13 Class A1
10/25/45	4.125%	1,389,140	1,392,158
Vericrest Opportunity Loan Transferee XXXV LLC(a),(b)
Series 2015-NPL9 Class A1
06/26/45	3.500%	1,704,675	1,703,682
VM DEBT LLC(a)
Series 2017-1 Class A
10/02/24	6.500%	1,970,000	1,970,000
Westgate Resorts LLC(a),(e)
Series 2017-1A Class B
12/20/30	3.050%	1,053,000	1,051,684
Westlake Automobile Receivables Trust(a)
Series 2015-2A Class A2A
07/16/18	1.280%	27,676	27,675
Series 2016-2A
06/17/19	1.570%	1,465,656	1,465,653
06/15/21	4.100%	799,000	813,870
Series 2016-3A Class C
01/18/22	2.460%	1,294,000	1,285,649
Series 2017-1A Class C
10/17/22	2.700%	508,000	508,802
Subordinated, Series 2015-3A Class D
05/17/21	4.400%	1,000,000	1,016,885
Total Asset-Backed Securities — Non-Agency (Cost $283,352,222)			282,933,529

Commercial Mortgage-Backed Securities - Agency 14.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KF12 Class A
09/25/22	1.479%	4,084,896	4,107,916
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ02 Class A2
09/25/20	2.597%	763,000	774,734
Series KJ07 Class A2
12/25/22	2.312%	5,000,000	4,899,060
Series KJ08 Class A2
08/25/22	2.356%	3,969,000	3,934,219
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series KS07 Class A2
09/25/25	2.735%	3,600,000	3,541,051
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series K037 Class A2
01/25/24	3.490%	4,000,000	4,238,772
Series KPLB Class A
05/25/25	2.770%	7,500,000	7,434,872
Federal National Mortgage Association
07/01/17	1.400%	3,500,000	3,497,309
01/01/18	3.520%	2,299,011	2,314,499
03/01/18	3.800%	1,514,683	1,531,750
05/01/19	2.190%	4,531,913	4,557,419
06/01/19	2.360%	2,000,000	2,018,427
06/01/19	2.450%	1,902,188	1,922,015
07/01/19	1.940%	1,902,501	1,907,628
07/01/19	2.200%	9,206,584	9,259,273
07/01/19	2.370%	5,000,000	5,071,539
07/01/19	5.240%	2,525,342	2,697,574
08/01/19	2.030%	247,167	249,227
11/01/19	4.130%	1,500,000	1,574,917
12/01/19	1.470%	1,359,759	1,340,547
12/01/19	1.690%	2,000,000	1,981,371
12/01/19	4.180%	2,433,547	2,557,185
12/01/19	4.503%	3,476,156	3,661,048
01/01/20	4.540%	1,345,068	1,423,441
02/01/20	4.370%	2,254,634	2,373,287
02/01/20	4.400%	8,000,000	8,472,777
04/01/20	4.350%	1,402,504	1,487,235
04/01/20	4.381%	1,984,554	2,097,669
06/01/20	1.750%	2,790,396	2,760,940
06/01/20	2.010%	15,000,000	14,744,175
07/01/20	4.066%	2,320,633	2,445,846
10/01/20	3.290%	1,413,777	1,465,381
11/01/20	3.230%	2,312,558	2,390,771
11/01/20	3.372%	809,651	838,465
12/01/20	2.000%	1,500,000	1,492,045
01/01/21	3.940%	1,966,729	2,080,176
01/01/21	4.050%	3,000,000	3,188,951
01/01/21	4.284%	1,121,691	1,189,888
04/01/21	4.250%	2,500,000	2,681,425
04/01/21	4.250%	2,000,000	2,145,140
05/01/21	4.360%	1,440,924	1,550,019
05/01/21	4.390%	1,431,376	1,540,222
06/01/21	4.240%	1,896,400	2,033,210
06/01/21	4.295%	2,841,450	3,042,326
06/01/21	4.340%	3,000,000	3,235,131
07/01/21	4.260%	2,477,149	2,660,995
07/01/21	4.314%	1,890,411	2,024,138
08/01/21	3.870%	1,837,358	1,948,109
08/01/21	4.130%	1,374,007	1,469,267
08/01/21	4.500%	4,000,000	4,345,752
09/01/21	2.120%	2,800,000	2,751,532
09/01/21	3.770%	3,000,000	3,171,576
11/01/21	4.600%	1,765,547	1,916,145
01/01/22	3.120%	1,994,074	2,065,710
02/01/22	3.140%	3,000,000	3,097,812

70	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/01/22	3.050%	3,315,538	3,415,217
05/01/22	2.770%	2,000,000	2,045,445
05/01/22	2.860%	2,746,958	2,820,697
05/01/22	2.940%	2,286,163	2,350,622
05/01/22	3.000%	3,389,510	3,494,584
06/01/22	2.600%	2,704,107	2,744,509
06/01/22	2.760%	7,000,000	7,156,189
06/01/22	2.790%	2,633,841	2,696,132
06/01/22	2.790%	1,893,834	1,938,660
07/01/22	2.640%	3,844,244	3,908,009
07/01/22	2.670%	5,000,000	5,081,406
07/01/22	2.670%	2,729,161	2,778,329
07/01/22	2.690%	9,611,079	9,788,239
07/01/22	2.750%	5,844,702	5,972,095
07/01/22	2.760%	3,028,481	3,095,751
07/01/22	2.790%	3,884,920	3,976,774
07/01/22	2.830%	4,000,000	4,102,388
07/01/22	2.980%	3,000,000	3,098,495
07/01/22	2.980%	2,000,000	2,060,746
07/01/22	3.731%	2,564,601	2,707,262
08/01/22	2.360%	5,294,689	5,314,792
08/01/22	2.650%	7,000,000	7,106,367
09/01/22	2.470%	2,284,508	2,303,573
09/01/22	2.900%	1,834,404	1,883,242
10/01/22	2.520%	1,870,577	1,890,293
11/01/22	2.280%	2,048,156	2,031,194
11/01/22	2.450%	6,000,000	6,027,186
12/01/22	2.190%	2,292,054	2,263,216
12/01/22	2.210%	1,868,501	1,846,737
12/01/22	2.210%	1,746,901	1,726,552
12/01/22	2.220%	7,659,824	7,572,783
12/01/22	2.240%	1,917,039	1,897,096
12/01/22	2.320%	2,286,833	2,271,829
12/01/22	2.340%	2,137,998	2,125,469
12/01/22	2.380%	1,916,151	1,917,760
12/01/22	2.390%	1,823,135	1,816,942
12/01/22	2.400%	2,500,000	2,505,312
12/01/22	2.400%	1,800,000	1,803,851
01/01/23	2.340%	1,883,710	1,872,123
02/01/23	2.400%	2,000,000	2,003,074
02/01/23	2.460%	2,726,564	2,739,040
03/01/23	2.490%	2,412,029	2,427,372
04/01/23	2.500%	6,000,000	6,015,318
04/01/23	2.640%	2,824,569	2,859,864
04/01/23	2.706%	1,347,396	1,367,862
05/01/23	2.520%	3,000,000	3,010,098
06/01/23	2.420%	2,795,041	2,796,241
06/01/23	2.510%	1,857,853	1,867,764
07/01/23	2.784%	2,633,702	2,667,470
07/01/23	3.670%	6,000,000	6,367,144
08/01/23	3.350%	2,932,878	3,058,855
08/01/23	3.590%	2,500,000	2,640,775
10/01/23	3.760%	1,935,512	2,055,667
11/01/23	3.690%	1,200,000	1,274,601
12/01/24	3.080%	1,954,447	2,003,115
07/01/25	3.070%	10,000,000	10,188,662
09/01/25	3.100%	2,500,000	2,545,772
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/25	3.765%	7,000,000	7,405,814
07/01/26	4.450%	2,767,087	3,001,188
10/01/26	3.235%	1,439,483	1,469,042
12/01/26	3.240%	1,500,000	1,528,156
02/01/27	3.340%	1,000,000	1,025,412
03/01/27	2.910%	3,521,000	3,500,035
05/01/27	2.885%	2,381,993	2,365,530
06/01/27	3.000%	2,000,000	1,995,332
06/01/27	3.110%	6,657,588	6,729,805
07/01/27	3.210%	974,565	995,176
08/01/27	3.390%	7,648,641	7,889,599
02/01/30	2.920%	2,995,170	2,933,862
02/01/30	3.550%	1,000,000	1,031,136
06/01/30	3.130%	4,812,000	4,655,046
07/01/30	3.210%	4,205,000	4,190,189
07/01/30	3.300%	4,022,000	4,036,576
07/01/30	3.340%	2,500,000	2,524,506
09/01/30	3.390%	5,854,490	5,934,586
09/01/30	3.410%	7,500,000	7,434,256
06/01/37	5.832%	1,148,166	1,270,217
Series 2010-M3 Class A3
03/25/20	4.332%	3,476,616	3,657,956
Series 2011-M1 Class A3
06/25/21	3.763%	1,488,860	1,561,738
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	800,496
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,857,378
Series 2015-M10 Class A2
04/25/27	3.092%	11,666,000	11,711,857
Federal National Mortgage Association(b)
Series 2012-M11 Class FA
08/25/19	1.184%	256,389	255,581
Series 2013-M13 Class A2
04/25/23	2.371%	4,118,000	4,081,564
Series 2014-M12 Class ASV2
10/25/21	2.614%	1,500,000	1,525,045
Series 2014-M3 Class A2
01/25/24	3.471%	2,000,000	2,101,777
Series 2015-M11 Class A2
04/25/25	2.828%	2,000,000	2,004,309
Series 2015-M17 Class FA
11/25/22	1.586%	3,229,635	3,243,328
FREMF Mortgage Trust(a),(b)
Subordinated, Series 2016-K59 Class B
11/25/49	3.575%	2,383,000	2,212,610
Subordinated, Series 2016-K722 Class B
07/25/49	3.835%	1,400,000	1,414,076

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	71

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
03/20/63	1.130%	3,176,584	3,148,897
CMO Series 2015-H15 Class FJ
06/20/65	1.220%	3,728,188	3,698,092
CMO Series 2015-H16 Class FG
07/20/65	1.220%	4,051,876	4,020,412
CMO Series 2015-H16 Class FL
07/20/65	1.220%	1,954,950	1,938,598
CMO Series 2015-H18 Class FA
06/20/65	1.230%	1,489,541	1,480,001
CMO Series 2015-H20 Class FA
08/20/65	1.250%	2,139,991	2,125,516
Series 2014-168 Class VA
01/16/37	3.400%	1,829,292	1,879,786
Series 2014-168 Class VB
06/16/47	3.451%	3,656,827	3,776,787
Total Commercial Mortgage-Backed Securities - Agency (Cost $479,245,503)			484,909,735

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

A10 Securitization LLC(a)
Series 2015-1 Class A1
04/15/34	2.100%	487,821	486,405
A10 Term Asset Financing LLC(a)
Series 2013-2 Class A
11/15/27	2.620%	543,414	542,152
Series 2013-2 Class B
11/15/27	4.380%	657,000	653,502
Series 2014-1 Class A2
04/15/33	3.020%	1,027,519	1,024,208
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	1,206,531	1,223,297
Series 2015-SFR1 Class E
04/17/52	5.639%	1,150,000	1,192,735
American Homes 4 Rent(a),(b)
Subordinated, Series 2014-SFR1 Class C
06/17/31	2.663%	1,000,000	998,918
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,499,055	2,588,857
Series 2014-SFR2 Class E
10/17/36	6.231%	500,000	538,575
Series 2014-SFR3 Class A
12/17/36	3.678%	1,109,659	1,142,012
Series 2014-SFR3 Class E
12/17/36	6.418%	1,000,000	1,089,766
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2014-SFR3 Class C
12/17/36	4.596%	200,000	207,266
Subordinated, Series 2015-SFR2 Class D
10/17/45	5.036%	2,000,000	2,103,607
Subordinated, Series 2015-SFR2 Class E
10/17/45	6.070%	1,820,000	1,967,661
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/48	2.524%	870,620	858,830
Series 2015-2 Class A
11/15/48	3.336%	2,928,971	2,944,823
Banc of America Commercial Mortgage Trust
Series 2007-5 Class A4
02/10/51	5.492%	1,435,021	1,443,256
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2005-3 Class AM
07/10/43	4.727%	96,469	96,618
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,783,842
Series 2012-TFT Class A
06/05/30	2.892%	386,000	383,131
Bear Stearns Commercial Mortgage Securities Trust(a),(b),(d)
CMO Series 2007-T26 Class X1
01/12/45	0.226%	19,043,189	15,593
Camden Property Trust(a)
Series 2016-SFR1 Class A
12/05/26	5.000%	5,028,842	5,028,842
Citigroup Commercial Mortgage Trust(a)
Series 2013-SMP Class A
01/12/30	2.110%	860,915	862,941
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-CD2 Class X
01/15/46	0.023%	8,333,377	50
CMO Series 2007-CD4 Class XC
12/11/49	0.911%	5,776,546	131
COBALT CMBS Commercial Mortgage Trust(b),(d)
CMO Series 2006-C1 Class
08/15/48	0.843%	1,086,112	145
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/48	2.554%	1,347,549	1,311,059
Commercial Mortgage Trust(b),(d)
CMO Series 2012-CR2 Class XA
08/15/45	1.723%	2,229,863	161,635
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,166,457

72	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a),(b)
Series 2013-SFS Class A2
04/12/35	2.987%	624,000	629,460
Series 2014-TWC Class A
02/13/32	1.732%	1,875,000	1,879,703
Commercial Mortgage Trust
Series 2015-CR25 Class A4
08/10/48	3.759%	2,187,000	2,267,366
DBRR Trust(a),(d)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	916,749	1,189
DBRR Trust(a)
Series 2013-EZ3 Class A
12/18/49	1.636%	101,970	101,887
FREMF Mortgage Trust(a),(b)
Subordinated, Series 2015-K44 Class B
01/25/48	3.684%	3,410,000	3,364,697
Greenwich Capital Commercial Funding Corp.(b)
Series 2006-GG7 Class AM
07/10/38	5.728%	127,208	127,145
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,092,567
Series 2013-KING Class A
12/10/27	2.706%	915,548	925,974
GS Mortgage Securities Corp. Trust(a),(b),(d)
CMO Series 2006-GG8 Class X
11/10/39	0.925%	2,762,583	28
GS Mortgage Securities Corp. Trust(a)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,225,853
Invitation Homes Trust(a),(b)
Series 2014-SFR1 Class A
06/17/31	1.913%	1,238,993	1,239,046
JPMorgan Chase Commercial Mortgage Securities Trust(b),(d)
CMO Series 2006-CB15 Class X1
06/12/43	0.272%	12,923,240	43,129
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b),(d)
CMO Series 2010-C2 Class XA
11/15/43	1.609%	6,855,524	250,600
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
05/15/47	1.067%	300,851	298,895
KGS-Alpha SBA COOF Trust(a),(b),(d)
CMO Series 2012-2 Class A
08/25/38	0.927%	5,349,030	132,054
CMO Series 2013-2 Class A
03/25/39	1.820%	6,698,509	306,666
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-2 Class A
04/25/40	3.390%	1,870,433	175,353
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/36	3.985%	1,535,000	1,582,669
LB-UBS Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-C1 Class XCL
02/15/41	0.244%	6,792,232	700
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(b),(d)
CMO Series 2006-4 Class XC
12/12/49	0.772%	1,151,607	12
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9 Class A4
09/12/49	5.700%	439,746	443,786
Morgan Stanley Capital I Trust(a),(b),(d)
CMO Series 2006-IQ12 Class X1
12/15/43	0.511%	5,350,693	54
CMO Series 2006-T21 Class X
10/12/52	0.060%	13,146,299	36,121
CMO Series 2007-HQ11 Class X
02/12/44	0.437%	12,424,563	15,531
Morgan Stanley Re-Remic Trust(a)
Series 2012-IO Class AXA
03/27/51	1.000%	387,717	386,530
PFP, Ltd.(a),(b)
Series 2015-2 Class A
07/14/34	2.362%	944,285	943,823
Series 2015-2 Class C
07/14/34	4.162%	938,000	937,259
Series 2015-2 Class D
07/14/34	4.912%	851,000	835,521
RAIT Financial Trust(a),(b)
Series 2015-FL4 Class A
12/15/31	2.262%	488,197	485,570
Series 2015-FL4 Class AS
12/15/31	2.662%	966,832	961,437
Subordinated, Series 2015-FL5
01/15/31	4.812%	1,485,000	1,482,608
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/31	3.260%	797,000	788,964
Resource Capital Corp., Ltd.(a),(b)
Series 2015-CRE4 Class A
08/15/32	2.343%	336,247	334,868
Subordinated, Series 2015-CRE4 Class B
08/15/32	3.943%	1,151,000	1,116,470

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	73

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Real Estate Fund LLC(a)
Series 2015-LT7 Class A
12/25/32	3.000%	71,858	71,873
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/46	3.244%	857,000	876,884
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,178,918
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,144,675
Wachovia Bank Commercial Mortgage Trust(a),(b),(d)
CMO Series 2004-C12 Class
07/15/41	0.175%	16,067,015	70,272
CMO Series 2006-C24 Class XC
03/15/45	0.086%	6,700,144	67
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/28	2.710%	2,000,000	2,022,795
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/50	2.819%	3,000,000	3,047,664
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,279,216
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/45	3.440%	960,000	996,030
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $73,183,496)			72,918,243

Corporate Bonds & Notes 24.7%

Aerospace & Defense 0.3%
Airbus Group Finance BV(a)
04/17/23	2.700%	589,000	583,901
BAE Systems Holdings, Inc.(a)
06/01/19	6.375%	555,000	604,115
10/07/24	3.800%	725,000	743,807
Harris Corp.
04/27/25	3.832%	900,000	916,196
04/27/35	4.854%	770,000	822,544
L-3 Communications Corp.
12/15/26	3.850%	211,000	213,935
Lockheed Martin Corp.
11/23/20	2.500%	300,000	302,072
01/15/23	3.100%	386,000	391,281
05/15/36	4.500%	1,100,000	1,168,235
09/01/36	6.150%	737,000	929,390
12/15/42	4.070%	257,000	252,287
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
02/01/27	3.200%	715,000	708,245
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	564,646
Rockwell Collins, Inc.(e)
03/15/24	3.200%	175,000	174,800
04/15/47	4.350%	66,000	65,912
Textron, Inc.
03/01/24	4.300%	700,000	734,329
Total			9,175,695
Agencies 0.1%
Israel Government AID Bond(f)
11/01/24	0.000%	5,000,000	4,066,455
Airlines 0.2%
Air Canada Pass-Through Trust(a)
05/15/25	4.125%	854,346	881,514
American Airlines Pass Through Trust
Series 2017-1 Class AA
02/15/29	3.650%	686,000	686,823
American Airlines Pass-Through Trust
01/31/21	5.250%	126,069	135,209
01/15/23	4.950%	637,866	676,074
Series 2016-2 Class A
06/15/28	3.650%	220,000	217,525
Series 2016-3 Class AA
10/15/28	3.000%	2,151,000	2,059,582
Continental Airlines Pass-Through Trust
04/19/22	5.983%	641,281	705,410
10/29/24	4.000%	153,343	158,710
Delta Air Lines Pass-Through Trust
04/15/19	5.300%	67,631	71,689
United Airlines, Inc. Pass-Through Trust
08/15/25	4.300%	265,804	277,433
Series 2016-1 Class A
07/07/28	3.450%	557,000	550,734
Total			6,420,703
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/23	2.850%	1,150,000	1,135,477
11/15/24	3.500%	215,000	217,537
10/15/46	3.900%	85,000	79,397
ERP Operating LP
12/15/21	4.625%	881,000	949,750
04/15/23	3.000%	200,000	197,976
11/01/26	2.850%	459,000	432,769

74	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UDR, Inc.
09/01/26	2.950%	363,000	338,918
Total			3,351,824
Automotive 0.8%
American Honda Finance Corp.(a)
02/16/18	1.600%	1,118,000	1,119,398
American Honda Finance Corp.
03/13/18	1.500%	760,000	760,335
02/16/24	2.900%	1,000,000	998,175
BMW US Capital LLC(a)
09/15/23	2.250%	720,000	691,730
Daimler Finance North America LLC(a)
08/03/18	2.000%	410,000	411,114
07/31/19	2.250%	459,000	461,182
05/19/25	3.300%	1,125,000	1,123,714
Daimler Finance North America LLC
01/18/31	8.500%	445,000	671,893
Ford Motor Co.
07/16/31	7.450%	1,000,000	1,261,318
Ford Motor Credit Co. LLC
06/12/17	3.000%	300,000	300,849
09/08/17	1.684%	2,478,000	2,479,797
01/09/18	2.145%	618,000	619,570
03/12/19	2.375%	869,000	872,035
03/27/20	2.459%	700,000	698,106
08/04/20	3.157%	550,000	558,919
01/09/22	3.219%	271,000	272,658
03/28/22	3.339%	436,000	437,527
05/04/23	3.096%	323,000	315,136
01/09/24	3.810%	655,000	657,089
08/04/25	4.134%	940,000	944,584
General Motors Co.
04/01/36	6.600%	124,000	142,565
General Motors Financial Co., Inc.
01/15/19	3.100%	283,000	287,565
07/13/20	3.200%	1,682,000	1,710,964
07/06/21	3.200%	551,000	553,091
01/14/22	3.450%	1,000,000	1,008,278
07/13/25	4.300%	1,525,000	1,548,735
10/06/26	4.000%	1,890,000	1,862,638
01/17/27	4.350%	656,000	661,709
Hyundai Capital America(a)
10/30/18	2.400%	736,000	738,315
Nissan Motor Acceptance Corp.(a)
09/14/21	1.900%	392,000	379,191
Toyota Motor Credit Corp.
05/22/17	1.750%	1,000,000	1,000,497
01/17/19	2.100%	356,000	359,033
07/13/22	2.800%	700,000	704,922
Total			26,612,632
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 6.5%
ABN AMRO Bank NV(a)
06/04/18	1.800%	1,195,000	1,193,299
10/30/18	2.500%	720,000	725,664
Subordinated
07/28/25	4.750%	431,000	444,577
American Express Co.
03/19/18	7.000%	500,000	525,041
Subordinated
12/05/24	3.625%	170,000	170,956
American Express Credit Corp.
07/31/18	1.800%	651,000	651,914
11/05/18	1.875%	2,039,000	2,042,485
05/05/21	2.250%	331,000	328,038
03/03/22	2.700%	210,000	209,748
ANZ New Zealand International Ltd.(a)
09/23/19	2.600%	400,000	403,161
08/06/20	2.850%	478,000	483,399
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/26	4.400%	226,000	231,861
Bank of America Corp.
08/28/17	6.400%	4,249,000	4,331,507
09/01/17	6.000%	350,000	356,286
04/25/18	6.875%	500,000	526,117
07/15/18	6.500%	1,300,000	1,373,090
01/15/19	2.600%	575,000	580,987
06/01/19	7.625%	50,000	55,789
07/01/20	5.625%	2,750,000	3,016,161
10/19/20	2.625%	225,000	226,206
05/13/21	5.000%	900,000	977,197
01/11/23	3.300%	6,471,000	6,511,159
07/24/23	4.100%	250,000	261,868
04/01/24	4.000%	4,000,000	4,147,192
04/19/26	3.500%	797,000	785,946
Subordinated
08/26/24	4.200%	250,000	254,579
01/22/25	4.000%	459,000	458,517
Bank of America NA
12/07/18	2.050%	1,300,000	1,307,216
Subordinated
10/15/36	6.000%	700,000	860,505
Bank of Montreal
01/25/19	2.375%	1,633,000	1,647,223
Bank of New York Mellon Corp. (The)
03/04/19	2.200%	505,000	508,744
01/15/20	4.600%	230,000	245,495
08/17/20	2.600%	956,000	966,767
04/15/21	2.500%	277,000	277,726
09/23/21	3.550%	270,000	281,238
08/16/23	2.200%	1,100,000	1,056,062

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	75

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/18/25	3.950%	575,000	605,791
Bank of Nova Scotia (The)
06/05/19	2.050%	200,000	200,672
10/21/20	2.350%	1,243,000	1,245,941
07/21/21	2.800%	500,000	506,041
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)(a)
09/14/18	2.150%	900,000	901,326
Barclays PLC(a)
05/10/17	2.250%	343,000	343,282
Barclays PLC
08/10/21	3.200%	2,004,000	2,008,980
03/16/25	3.650%	1,491,000	1,452,316
01/12/26	4.375%	639,000	648,758
08/17/45	5.250%	404,000	423,190
BB&T Corp.
08/15/17	1.600%	306,000	306,188
04/30/19	6.850%	400,000	438,369
06/29/20	2.625%	1,900,000	1,919,380
Subordinated
11/01/19	5.250%	800,000	862,362
BNZ International Funding Ltd.(a)
09/14/21	2.100%	450,000	437,171
02/21/22	2.900%	800,000	800,674
BPCE SA
01/26/18	1.625%	1,855,000	1,853,162
12/02/26	3.375%	700,000	689,777
BPCE SA(a)
Subordinated
10/22/23	5.700%	500,000	530,270
Canadian Imperial Bank of Commerce
01/23/18	1.550%	655,000	654,831
09/06/19	1.600%	800,000	792,887
Capital One Bank USA NA
Subordinated
02/15/23	3.375%	2,430,000	2,425,077
Capital One Financial Corp.
04/24/19	2.450%	970,000	975,584
04/24/24	3.750%	379,000	385,441
02/05/25	3.200%	332,000	321,473
Subordinated
10/29/25	4.200%	1,225,000	1,229,885
07/28/26	3.750%	1,200,000	1,162,054
Citigroup, Inc.
04/27/18	1.700%	625,000	625,265
07/30/18	2.150%	822,000	824,824
08/02/21	2.350%	269,000	264,828
12/08/21	2.900%	1,800,000	1,806,865
12/01/25	7.000%	765,000	914,359
01/12/26	3.700%	1,100,000	1,101,021
05/01/26	3.400%	850,000	828,205
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/21/26	3.200%	1,616,000	1,545,806
01/15/28	6.625%	215,000	258,865
Subordinated
03/26/25	3.875%	300,000	298,038
06/10/25	4.400%	742,000	756,036
09/13/25	5.500%	998,000	1,091,074
09/29/27	4.450%	1,000,000	1,015,535
07/25/28	4.125%	202,000	198,637
05/18/46	4.750%	800,000	790,302
Citizens Financial Group, Inc.
07/28/21	2.375%	188,000	185,385
Subordinated
12/03/25	4.300%	386,000	397,839
Comerica Bank
Subordinated
08/22/17	5.200%	500,000	506,830
Comerica, Inc.
Subordinated
07/22/26	3.800%	656,000	656,966
Commonwealth Bank of Australia(a)
09/06/21	2.000%	500,000	487,193
Subordinated
12/09/25	4.500%	703,000	732,998
Cooperatieve Rabobank UA
01/11/21	4.500%	620,000	664,922
02/08/22	3.875%	1,180,000	1,242,164
Subordinated
08/04/25	4.375%	358,000	366,023
Cooperatieve Rabobank UA(a)
09/30/10	5.800%	500,000	583,437
Credit Agricole SA(a)
01/10/27	4.125%	1,015,000	1,005,324
Subordinated
03/17/25	4.375%	340,000	337,529
Credit Suisse AG
04/27/18	1.700%	816,000	814,921
10/29/21	3.000%	835,000	842,516
09/09/24	3.625%	704,000	714,640
Credit Suisse Group AG(a)
01/09/23	3.574%	250,000	249,605
Credit Suisse Group Funding Guernsey Ltd.
03/26/20	2.750%	362,000	362,549
09/15/22	3.800%	975,000	988,268
06/09/23	3.800%	650,000	652,661
04/17/26	4.550%	416,000	429,958
05/15/45	4.875%	250,000	254,384
Danske Bank A/S(a)
09/08/21	2.000%	501,000	486,565
03/02/22	2.700%	542,000	539,921

76	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG
09/01/17	6.000%	775,000	787,812
02/13/18	1.875%	275,000	274,701
08/20/20	2.950%	712,000	713,756
05/12/21	3.375%	1,138,000	1,144,905
01/13/26	4.100%	600,000	602,363
Discover Bank
08/09/21	3.200%	750,000	760,378
08/08/23	4.200%	1,054,000	1,097,647
Fifth Third Bancorp
04/25/19	2.375%	1,200,000	1,208,768
07/27/20	2.875%	1,130,000	1,147,978
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	600,000	619,603
01/31/19	2.625%	1,797,000	1,817,265
02/15/19	7.500%	3,565,000	3,915,037
03/15/20	5.375%	2,511,000	2,722,117
04/23/20	2.600%	487,000	489,743
06/15/20	6.000%	1,281,000	1,417,988
09/15/20	2.750%	199,000	200,649
02/25/21	2.875%	400,000	402,591
07/27/21	5.250%	652,000	715,189
11/15/21	2.350%	1,800,000	1,762,889
03/03/24	4.000%	468,000	485,216
07/08/24	3.850%	928,000	948,945
01/23/25	3.500%	578,000	575,846
05/22/25	3.750%	3,100,000	3,140,160
11/16/26	3.500%	900,000	879,855
01/26/27	3.850%	2,122,000	2,132,349
Subordinated
10/21/25	4.250%	531,000	541,498
HSBC Bank PLC(a)
05/15/18	1.500%	1,432,000	1,427,718
01/19/21	4.750%	565,000	606,669
HSBC Holdings PLC
01/05/22	2.650%	1,122,000	1,107,710
03/30/22	4.000%	586,000	613,734
05/25/23	3.600%	1,357,000	1,379,586
03/08/26	4.300%	744,000	775,536
Subordinated
03/14/24	4.250%	2,500,000	2,536,667
08/18/25	4.250%	616,000	620,272
11/23/26	4.375%	782,000	788,071
HSBC USA, Inc.
01/16/18	1.625%	1,660,000	1,658,958
Huntington Bancshares, Inc.
03/14/21	3.150%	141,000	143,364
01/14/22	2.300%	1,152,000	1,122,720
Huntington National Bank (The)
06/30/18	2.000%	557,000	558,409
11/06/18	2.200%	375,000	376,590
08/20/20	2.875%	661,000	670,991
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ING Bank NV(a)
08/15/19	1.650%	700,000	691,293
10/01/19	2.500%	700,000	704,034
KeyBank NA
05/22/22	3.180%	1,373,000	1,385,928
Subordinated
11/01/17	5.700%	817,000	835,918
KeyCorp
09/15/20	2.900%	500,000	508,076
03/24/21	5.100%	253,000	276,097
Lloyds Banking Group PLC
07/06/21	3.100%	350,000	352,875
01/11/22	3.000%	400,000	397,714
01/11/27	3.750%	1,337,000	1,314,366
Subordinated
12/10/25	4.582%	500,000	507,837
Macquarie Bank Ltd.(a)
07/29/20	2.850%	900,000	911,175
07/29/25	4.000%	960,000	994,717
01/15/26	3.900%	370,000	381,917
Macquarie Group Ltd.(a)
01/14/20	6.000%	1,700,000	1,849,585
01/14/21	6.250%	926,000	1,026,920
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	664,000	669,984
02/22/22	2.998%	177,000	178,156
09/13/23	2.527%	384,000	370,945
Mitsubishi UFJ Trust & Banking Corp.(a)
10/19/20	2.650%	1,500,000	1,505,326
Mizuho Financial Group, Inc.(a)
04/12/21	2.632%	351,000	348,326
Mizuho Financial Group, Inc.
02/28/22	2.953%	435,000	435,167
Morgan Stanley
12/28/17	5.950%	1,200,000	1,237,386
04/01/18	6.625%	3,300,000	3,454,051
09/23/19	5.625%	130,000	140,400
01/26/20	5.500%	600,000	650,806
01/27/20	2.650%	2,130,000	2,150,320
06/16/20	2.800%	2,473,000	2,502,122
07/24/20	5.500%	324,000	353,714
01/25/21	5.750%	372,000	412,941
07/28/21	5.500%	3,235,000	3,587,460
07/23/25	4.000%	1,453,000	1,498,259
01/20/27	3.625%	1,000,000	992,696
01/27/45	4.300%	459,000	454,006
Subordinated
11/24/25	5.000%	1,113,000	1,195,119
Nationwide Building Society(a)
07/27/21	2.450%	317,000	313,269

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	77

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
09/14/26	4.000%	879,000	853,735
Nordea Bank AB(a)
09/17/20	2.500%	1,400,000	1,403,220
Subordinated
09/21/22	4.250%	910,000	947,280
Northern Trust Co. (The)
Subordinated
08/15/18	6.500%	500,000	532,622
PNC Bank NA
Subordinated
04/01/18	6.875%	1,000,000	1,048,350
01/30/23	2.950%	570,000	572,179
Regions Financial Corp.
02/08/21	3.200%	643,000	653,882
Royal Bank of Canada
12/10/18	2.000%	630,000	632,186
Santander Issuances SAU
Subordinated
11/19/25	5.179%	1,500,000	1,556,350
Santander UK Group Holdings PLC
01/08/21	3.125%	269,000	270,677
Societe Generale SA(a)
01/12/27	4.000%	900,000	879,696
SouthTrust Bank
Subordinated
05/15/25	7.690%	500,000	622,546
Standard Chartered PLC(a)
01/15/21	3.050%	1,700,000	1,706,123
State Street Corp.
05/15/23	3.100%	630,000	634,566
12/16/24	3.300%	977,000	991,315
08/18/25	3.550%	1,146,000	1,177,713
Sumitomo Mitsui Financial Group, Inc.
10/19/21	2.442%	477,000	471,386
01/11/22	2.846%	1,200,000	1,202,004
07/14/26	2.632%	590,000	550,019
10/19/26	3.010%	297,000	284,210
Sumitomo Mitsui Trust Bank Ltd.(a)
10/18/19	2.050%	1,500,000	1,487,956
SunTrust Banks, Inc.
05/01/19	2.500%	419,000	423,356
01/27/22	2.700%	355,000	353,621
Svenska Handelsbanken AB
10/01/20	2.400%	400,000	399,409
Synchrony Financial
08/04/26	3.700%	1,723,000	1,670,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)
11/05/19	2.250%	812,000	817,401
12/14/20	2.500%	1,100,000	1,110,019
Toronto-Dominion Bank (The)(b)
Subordinated
09/15/31	3.625%	583,000	570,903
U.S. Bancorp
05/15/17	1.650%	500,000	500,097
03/15/22	3.000%	358,000	364,717
01/30/24	3.700%	752,000	789,266
07/22/26	2.375%	1,200,000	1,121,244
UBS Group Funding Jersey Ltd.(a)
02/01/22	2.650%	960,000	941,154
09/24/25	4.125%	200,000	202,718
04/15/26	4.125%	401,000	406,750
US BANCORP
01/24/22	2.625%	309,000	310,166
US Bank NA
01/26/18	1.350%	775,000	774,053
Wachovia Corp.
02/01/18	5.750%	1,400,000	1,443,995
Wells Fargo & Co.
07/22/20	2.600%	596,000	601,931
03/04/21	2.500%	460,000	458,683
04/01/21	4.600%	200,000	215,014
03/08/22	3.500%	3,910,000	4,050,310
09/09/24	3.300%	750,000	751,151
09/29/25	3.550%	2,000,000	2,014,790
12/07/46	4.750%	574,000	586,409
Subordinated
06/03/26	4.100%	777,000	793,308
07/22/27	4.300%	395,000	410,462
11/17/45	4.900%	719,000	749,649
Wells Fargo Bank
Subordinated
11/15/17	6.000%	5,300,000	5,443,206
Westpac Banking Corp.
11/19/19	4.875%	750,000	801,661
01/11/22	2.800%	500,000	503,003
Westpac Banking Corp.(b)
11/23/31	4.322%	600,000	606,305
Total			216,511,238
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc.
09/15/17	6.250%	900,000	920,146
Blackstone Holdings Finance Co. LLC(a)
03/15/21	5.875%	850,000	949,614
Charles Schwab Corp. (The)
09/01/22	3.225%	325,000	332,105

78	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invesco Finance PLC
01/15/26	3.750%	567,000	583,092
Jefferies Group LLC
04/15/21	6.875%	1,865,000	2,129,071
01/17/27	4.850%	203,000	207,219
Nomura Holdings, Inc.
03/04/20	6.700%	190,000	211,268
Total			5,332,515
Building Materials 0.0%
CRH America, Inc.(a)
05/18/25	3.875%	300,000	307,834
Cable and Satellite 0.4%
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,553,416
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	757,578
Comcast Corp.
11/15/35	6.500%	1,378,000	1,757,844
03/15/37	6.450%	1,940,000	2,470,865
Cox Communications, Inc.(a)
09/15/26	3.350%	402,000	388,927
02/01/35	4.800%	530,000	499,033
COX Communications, Inc.(a)
01/15/19	9.375%	380,000	425,086
03/01/39	8.375%	420,000	524,455
NBCUniversal Media LLC
04/01/21	4.375%	755,000	810,866
04/30/40	6.400%	314,000	400,773
Sky PLC(a)
09/16/24	3.750%	363,000	366,655
TCI Communications, Inc.
02/15/28	7.125%	415,000	542,191
Time Warner Cable LLC
07/01/18	6.750%	865,000	914,679
02/14/19	8.750%	662,000	739,993
05/01/37	6.550%	580,000	665,082
Time Warner Entertainment Co. LP
07/15/33	8.375%	1,295,000	1,727,946
Total			14,545,389
Chemicals 0.5%
Agrium, Inc.
03/15/35	4.125%	3,300,000	3,162,103
Air Liquide Finance SA(a)
09/27/23	2.250%	515,000	492,790
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,281,388
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CF Industries, Inc.(a)
12/01/26	4.500%	666,000	676,456
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/26	3.400%	475,000	475,477
Dow Chemical Co. (The)
05/15/19	8.550%	329,000	372,957
09/15/21	8.850%	400,000	490,282
11/15/21	4.125%	365,000	387,276
11/15/22	3.000%	365,000	368,747
11/01/29	7.375%	455,000	616,608
Ecolab, Inc.
01/12/20	2.250%	776,000	779,814
12/08/41	5.500%	970,000	1,146,520
EI du Pont de Nemours & Co.
01/15/28	6.500%	355,000	440,306
12/15/36	5.600%	525,000	606,806
Monsanto Co.
07/15/64	4.700%	300,000	280,669
Mosaic Co. (The)
11/15/23	4.250%	1,719,000	1,781,080
11/15/33	5.450%	836,000	876,971
11/15/43	5.625%	235,000	241,965
Potash Corp. of Saskatchewan, Inc.
12/01/17	3.250%	300,000	302,778
05/15/19	6.500%	450,000	487,679
12/15/26	4.000%	500,000	511,882
Praxair, Inc.
02/05/25	2.650%	587,000	577,372
Union Carbide Corp.
06/01/25	7.500%	515,000	629,709
10/01/96	7.750%	920,000	1,165,088
Total			18,152,723
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
02/15/19	7.150%	320,000	350,381
Caterpillar, Inc.
12/15/18	7.900%	1,000,000	1,100,505
08/15/42	3.803%	1,011,000	959,564
John Deere Capital Corp.
10/10/17	1.200%	570,000	569,587
12/15/17	1.550%	457,000	457,453
07/13/18	1.600%	535,000	535,624
06/12/24	3.350%	1,602,000	1,644,649
Total			5,617,763
Consumer Cyclical Services 0.1%
Amazon.com, Inc.
12/05/34	4.800%	500,000	553,657

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	79

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
eBay, Inc.
07/15/22	2.600%	1,825,000	1,799,483
08/01/24	3.450%	676,000	676,377
Total			3,029,517
Consumer Products 0.0%
Kimberly-Clark Corp.
03/01/22	2.400%	268,000	266,909
06/01/23	2.400%	600,000	592,136
Koninklijke Philips NV
03/15/22	3.750%	600,000	623,733
Total			1,482,778
Diversified Manufacturing 0.4%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	360,000	364,075
Eaton Corp.
04/01/24	7.625%	500,000	599,790
11/02/32	4.000%	145,000	146,956
General Electric Co.
08/07/19	6.000%	688,000	755,722
01/08/20	5.500%	416,000	456,324
01/09/20	2.200%	173,000	175,104
10/17/21	4.650%	86,000	94,399
09/07/22	3.150%	201,000	207,454
01/09/23	3.100%	287,000	294,987
03/15/32	6.750%	145,000	195,515
Subordinated
02/11/21	5.300%	84,000	93,016
Honeywell International, Inc.
11/01/26	2.500%	1,400,000	1,324,651
Illinois Tool Works, Inc.
11/15/26	2.650%	700,000	673,945
Johnson Controls International PLC
12/01/21	3.750%	525,000	545,074
02/14/26	3.900%	374,000	388,255
12/01/41	5.250%	865,000	923,433
07/02/64	4.950%	885,000	901,986
Parker-Hannifin Corp.
11/21/24	3.300%	448,000	455,544
Parker-Hannifin Corp.(a)
03/01/47	4.100%	333,000	334,999
Pentair Finance SA
09/15/25	4.650%	950,000	987,030
Roper Technologies, Inc.
12/15/20	3.000%	316,000	321,939
12/15/26	3.800%	281,000	282,233
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Siemens Financieringsmaatschappij NV(a)
05/27/22	2.900%	520,000	523,995
08/17/26	6.125%	1,085,000	1,322,551
09/15/46	3.300%	600,000	522,067
WW Grainger, Inc.
06/15/45	4.600%	200,000	215,838
Xylem, Inc.
11/01/26	3.250%	213,000	210,329
11/01/46	4.375%	256,000	253,556
Total			13,570,767
Electric 1.8%
AEP Transmission Co. LLC(a)
12/01/46	4.000%	311,000	309,588
Alabama Power Co.
02/15/33	5.700%	467,000	543,490
05/15/38	6.125%	70,000	85,223
American Electric Power Co., Inc.
12/15/17	1.650%	357,000	356,891
12/15/22	2.950%	375,000	376,906
Arizona Public Service Co.
01/15/20	2.200%	255,000	255,486
04/01/42	4.500%	93,000	98,498
Baltimore Gas & Electric Co.
08/15/46	3.500%	376,000	340,871
Berkshire Hathaway Energy Co.
11/15/23	3.750%	976,000	1,020,022
02/01/25	3.500%	529,000	542,459
Cleveland Electric Illuminating Co. (The)
11/15/18	8.875%	600,000	664,766
CMS Energy Corp.
06/15/19	8.750%	580,000	662,428
08/15/27	3.450%	300,000	298,543
Commonwealth Edison Co.
06/15/46	3.650%	243,000	227,588
Consolidated Edison Co. of New York, Inc.
12/01/56	4.300%	1,389,000	1,394,684
Consumers Energy Co.
05/15/22	2.850%	282,000	285,185
08/31/64	4.350%	547,000	543,182
Dominion Resources, Inc.
01/15/22	2.750%	397,000	394,946
08/01/33	5.250%	1,315,000	1,432,639
08/01/41	4.900%	102,000	107,885
DTE Electric Co.
06/01/21	3.900%	285,000	300,146
06/15/42	3.950%	364,000	356,671

80	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
12/01/19	2.400%	434,000	436,658
06/15/22	3.300%	397,000	403,091
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	648,329
06/15/20	4.300%	1,356,000	1,448,779
12/01/28	6.000%	600,000	743,110
01/15/38	6.000%	226,000	284,624
12/15/41	4.250%	313,000	324,013
Duke Energy Corp.
09/01/26	2.650%	213,000	198,456
Duke Energy Indiana LLC
07/15/20	3.750%	772,000	809,548
05/15/46	3.750%	550,000	519,843
Duke Energy Progress LLC
05/15/22	2.800%	607,000	614,852
04/01/35	5.700%	300,000	361,452
10/15/46	3.700%	323,000	308,746
Edison International
03/15/23	2.950%	500,000	499,385
Entergy Arkansas, Inc.
04/01/26	3.500%	307,000	314,303
Entergy Corp.
09/01/26	2.950%	336,000	318,560
Entergy Louisiana LLC
10/01/26	2.400%	591,000	554,088
06/01/31	3.050%	472,000	447,233
Entergy Mississippi, Inc.
06/01/28	2.850%	414,000	393,781
Exelon Generation Co. LLC
01/15/20	2.950%	1,640,000	1,662,540
06/15/22	4.250%	749,000	783,965
10/01/39	6.250%	300,000	311,099
Florida Power & Light Co.
12/01/25	3.125%	1,240,000	1,256,131
Fortis, Inc.(a)
10/04/26	3.055%	2,400,000	2,245,046
Georgia Power Co.
04/01/26	3.250%	193,000	188,661
Indiana Michigan Power Co.
03/15/19	7.000%	420,000	459,414
Jersey Central Power & Light Co.
06/01/37	6.150%	150,000	173,918
John Sevier Combined Cycle Generation LLC
01/15/42	4.626%	340,463	364,628
Kansas City Power & Light Co.
03/15/23	3.150%	230,000	231,436
10/01/41	5.300%	750,000	796,953
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Louisville Gas & Electric Co.
10/01/25	3.300%	354,000	357,016
MidAmerican Energy Co.
10/15/24	3.500%	487,000	504,991
11/01/35	5.750%	600,000	730,777
08/01/47	3.950%	525,000	524,313
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	622,854
02/07/24	2.950%	306,000	306,634
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,355,836
03/15/19	7.125%	530,000	584,246
09/15/40	5.375%	67,000	77,182
New York State Electric & Gas Corp.(a)
12/01/26	3.250%	397,000	394,928
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	510,004
Niagara Mohawk Power Corp.(a)
10/01/34	4.278%	753,000	767,756
Northern States Power Co.
06/01/36	6.250%	150,000	193,421
Oncor Electric Delivery Co. LLC
09/01/18	6.800%	813,000	869,278
09/01/22	7.000%	155,000	186,985
Pacific Gas & Electric Co.
11/15/23	3.850%	825,000	866,859
06/15/25	3.500%	750,000	766,548
03/01/34	6.050%	450,000	563,362
04/15/42	4.450%	257,000	270,037
08/15/42	3.750%	531,000	507,932
12/01/46	4.000%	255,000	250,471
PacifiCorp
07/15/18	5.650%	1,500,000	1,575,885
02/01/22	2.950%	335,000	341,374
06/01/23	2.950%	250,000	251,262
10/15/37	6.250%	200,000	258,113
Peco Energy Co.
09/15/22	2.375%	2,000,000	1,971,894
Potomac Electric Power Co.
12/15/38	7.900%	160,000	238,167
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	329,390
PPL Electric Utilities Corp.
09/01/22	2.500%	368,000	362,893
Progress Energy, Inc.
01/15/21	4.400%	187,000	198,004

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	81

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PSEG Power LLC
11/15/18	2.450%	800,000	804,938
09/15/21	4.150%	233,000	244,430
11/15/23	4.300%	449,000	469,161
Public Service Co. of Colorado
11/15/20	3.200%	240,000	248,385
06/15/46	3.550%	374,000	340,424
Public Service Co. of New Hampshire
11/01/23	3.500%	303,000	312,010
Public Service Co. of Oklahoma
12/01/19	5.150%	377,000	403,983
02/01/21	4.400%	231,000	244,992
Public Service Electric & Gas Co.
09/15/26	2.250%	359,000	334,340
San Diego Gas & Electric Co.
06/01/26	6.000%	525,000	635,172
05/15/40	5.350%	21,000	24,834
Southern California Edison Co.
06/01/21	3.875%	225,000	237,877
02/01/22	1.845%	665,000	656,426
02/01/38	5.950%	210,000	265,905
Southern Co. (The)
09/01/19	2.150%	389,000	388,936
Southern Power Co.
12/01/25	4.150%	250,000	258,358
09/15/41	5.150%	1,166,000	1,176,763
Southwestern Electric Power Co.
10/01/26	2.750%	1,000,000	945,796
04/01/45	3.900%	428,000	404,073
Southwestern Public Service Co.
12/01/18	8.750%	804,000	890,993
08/15/41	4.500%	338,000	359,450
Toledo Edison Co. (The)
05/15/37	6.150%	600,000	723,121
Virginia Electric and Power Co.
03/15/23	2.750%	900,000	894,239
02/15/24	3.450%	783,000	803,965
11/15/38	8.875%	205,000	331,834
WEC Energy Group, Inc.
06/15/25	3.550%	721,000	734,451
Wisconsin Electric Power Co.
09/15/21	2.950%	86,000	87,830
06/01/25	3.100%	192,000	190,741
Xcel Energy, Inc.
05/15/20	4.700%	98,000	104,105
06/01/25	3.300%	530,000	530,806
07/01/36	6.500%	300,000	378,685
09/15/41	4.800%	90,000	92,256
Total			59,958,430
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Republic Services, Inc.
06/01/22	3.550%	839,000	869,874
07/01/26	2.900%	174,000	168,101
Waste Management, Inc.
06/30/20	4.750%	450,000	485,296
05/15/23	2.400%	417,000	409,519
Total			1,932,790
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/22	3.500%	935,000	942,128
Air Lease Corp.
01/15/20	2.125%	1,165,000	1,156,198
04/01/21	3.875%	450,000	466,493
09/15/23	3.000%	645,000	630,301
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	4,126,000	4,143,849
11/15/25	3.373%	349,000	358,164
11/15/35	4.418%	2,021,000	2,134,083
International Lease Finance Corp.
01/15/22	8.625%	1,000,000	1,223,614
Protective Life Global Funding(a)
11/25/20	2.700%	1,000,000	1,005,981
09/14/21	1.999%	600,000	578,921
Total			12,639,732
Food and Beverage 1.0%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	847,190
Anheuser-Busch InBev Finance, Inc.
02/01/19	1.900%	96,000	96,139
02/01/23	3.300%	5,240,000	5,333,330
02/01/36	4.700%	5,200,000	5,501,387
Anheuser-Busch InBev Worldwide, Inc.
01/15/20	5.375%	250,000	272,028
01/15/39	8.200%	410,000	623,132
Brown-Forman Corp.
07/15/45	4.500%	525,000	555,148
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	895,668
11/24/20	3.500%	276,000	283,194
08/15/26	3.250%	284,000	274,487
Cargill, Inc.(a)
11/27/17	6.000%	170,000	174,953
03/06/19	7.350%	250,000	275,701
11/01/36	7.250%	300,000	401,898
11/23/45	4.760%	712,000	774,412

82	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Coca-Cola Co. (The)
04/01/18	1.150%	1,011,000	1,008,857
ConAgra Foods, Inc.
10/01/26	7.125%	183,000	224,017
Constellation Brands, Inc.
05/01/23	4.250%	150,000	158,187
Danone SA(a)
11/02/23	2.589%	1,450,000	1,403,130
Diageo Investment Corp.
05/11/22	2.875%	900,000	916,290
09/15/22	8.000%	865,000	1,079,453
General Mills, Inc.
02/15/19	5.650%	140,000	149,625
Heineken NV(a)
10/01/17	1.400%	655,000	655,023
Kraft Heinz Foods Co.
08/23/18	6.125%	400,000	422,954
07/15/25	3.950%	500,000	507,592
01/26/39	6.875%	1,205,000	1,503,233
02/09/40	6.500%	500,000	600,485
Kraft Heinz Foods Co.(b)
03/15/32	6.750%	500,000	609,628
Mead Johnson Nutrition Co.
11/15/25	4.125%	931,000	975,433
06/01/44	4.600%	350,000	363,664
Molson Coors Brewing Co.
07/15/26	3.000%	525,000	499,240
PepsiCo, Inc.
08/13/17	1.250%	1,025,000	1,025,094
07/17/22	3.100%	838,000	860,913
07/17/25	3.500%	625,000	650,473
10/06/46	3.450%	800,000	723,818
Smithfield Foods, Inc.(a)
02/01/27	4.250%	247,000	249,905
Sysco Corp.
10/01/25	3.750%	388,000	395,958
Tyson Foods, Inc.
08/15/24	3.950%	932,000	950,424
08/15/34	4.875%	370,000	378,432
Total			32,620,495
Health Care 0.2%
Abbott Laboratories
11/30/23	3.400%	645,000	651,665
Becton Dickinson and Co.
12/15/24	3.734%	160,000	164,700
Cardinal Health, Inc.
11/15/19	2.400%	835,000	840,334
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Danaher Corp.
09/15/25	3.350%	1,812,000	1,867,670
Express Scripts Holding Co.
07/15/23	3.000%	178,000	172,056
02/25/26	4.500%	577,000	591,861
07/15/46	4.800%	218,000	208,864
Medco Health Solutions, Inc.
09/15/20	4.125%	760,000	795,993
Memorial Sloan-Kettering Cancer Center
07/01/55	4.200%	60,000	59,479
Providence St Joseph Health Obligated Group
10/01/26	2.746%	307,000	292,506
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	641,672
06/01/26	3.450%	195,000	192,068
Stryker Corp.
03/15/26	3.500%	191,000	192,895
04/01/43	4.100%	400,000	380,351
Thermo Fisher Scientific, Inc.
09/19/26	2.950%	417,000	397,034
Total			7,449,148
Healthcare Insurance 0.1%
Aetna, Inc.
06/15/23	2.800%	299,000	296,557
12/15/37	6.750%	590,000	789,700
UnitedHealth Group, Inc.
03/15/19	1.625%	382,000	380,806
07/15/22	3.350%	384,000	397,299
03/15/26	3.100%	642,000	637,171
07/15/35	4.625%	658,000	717,373
03/15/36	5.800%	185,000	228,186
11/15/37	6.625%	285,000	379,291
Total			3,826,383
Healthcare REIT 0.2%
HCP, Inc.
03/01/24	4.200%	81,000	82,945
08/15/24	3.875%	2,394,000	2,407,361
Ventas Realty LP
06/15/23	3.125%	690,000	681,093
01/15/26	4.125%	258,000	261,846
04/01/27	3.850%	246,000	244,074
Ventas Realty LP/Capital Corp.
03/01/22	4.250%	500,000	526,553
Welltower, Inc.
03/15/23	3.750%	300,000	307,279
06/01/25	4.000%	1,252,000	1,269,020
04/01/26	4.250%	860,000	885,376
Total			6,665,547

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	83

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.6%
Alberta Energy Co., Ltd.
11/01/31	7.375%	695,000	837,861
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,574,790
Anadarko Holding Co.
05/15/28	7.150%	570,000	685,043
Apache Corp.
09/15/18	6.900%	750,000	801,295
04/15/22	3.250%	64,000	64,328
01/15/37	6.000%	200,000	226,258
04/15/43	4.750%	268,000	267,526
Burlington Resources Finance Co.
12/01/31	7.400%	530,000	715,107
Burlington Resources, Inc.
03/15/25	8.200%	300,000	388,711
Canadian Natural Resources Ltd.
02/01/25	3.900%	570,000	574,632
06/30/33	6.450%	1,423,000	1,611,983
02/01/35	5.850%	170,000	183,185
ConocoPhillips
07/15/18	6.650%	605,000	642,871
03/30/29	7.000%	475,000	594,414
ConocoPhillips Holding Co.
04/15/29	6.950%	400,000	516,857
Encana Corp.
08/15/34	6.500%	150,000	168,785
EOG Resources, Inc.
03/15/23	2.625%	707,000	690,038
01/15/36	5.100%	824,000	887,494
Hess Corp.
01/15/40	6.000%	800,000	822,294
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,025,331
Marathon Oil Corp.
11/01/22	2.800%	2,000,000	1,921,634
10/01/37	6.600%	300,000	340,409
Noble Energy, Inc.
05/01/21	5.625%	407,000	419,315
03/01/41	6.000%	800,000	888,611
Occidental Petroleum Corp.
02/15/23	2.700%	1,250,000	1,235,289
02/15/27	3.000%	333,000	320,350
Tosco Corp.
02/15/30	8.125%	775,000	1,072,674
Total			19,477,085
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.8%
BG Energy Capital PLC(a)
10/15/41	5.125%	200,000	219,153
BP Capital Markets PLC
11/06/17	1.375%	497,000	496,542
05/06/22	3.245%	715,000	730,362
02/10/24	3.814%	1,621,000	1,680,473
04/14/24	3.224%	1,500,000	1,501,476
05/04/26	3.119%	433,000	423,734
01/16/27	3.017%	350,000	335,938
04/14/27	3.588%	900,000	906,061
Cenovus Energy, Inc.
08/15/22	3.000%	300,000	295,792
09/15/23	3.800%	100,000	101,009
11/15/39	6.750%	665,000	758,422
Chevron Corp.
03/03/22	2.411%	1,100,000	1,098,038
12/05/22	2.355%	435,000	430,196
06/24/23	3.191%	269,000	275,445
Exxon Mobil Corp.
03/01/23	2.726%	1,235,000	1,238,857
03/01/46	4.114%	716,000	736,077
Husky Energy, Inc.
04/15/22	3.950%	750,000	776,931
Petro-Canada
05/15/35	5.950%	1,450,000	1,699,019
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,057,336
03/25/20	4.375%	400,000	426,220
05/11/20	2.125%	465,000	465,009
11/10/20	2.250%	222,000	222,798
08/12/23	3.400%	489,000	502,997
05/10/26	2.875%	2,231,000	2,169,380
12/15/38	6.375%	480,000	618,503
05/10/46	4.000%	2,219,000	2,124,067
09/12/46	3.750%	806,000	741,202
Suncor Energy, Inc.
06/01/18	6.100%	970,000	1,020,971
12/01/34	5.950%	700,000	825,858
Total Capital Canada Ltd.
07/15/23	2.750%	350,000	346,251
Total Capital International SA
06/28/17	1.550%	311,000	311,227
06/19/21	2.750%	1,530,000	1,548,311
01/25/23	2.700%	500,000	495,825
Total			26,579,480
Life Insurance 0.8%
AIG Global Funding(a)
12/15/17	1.650%	453,000	453,299

84	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIG SunAmerica Global Financing X(a)
03/15/32	6.900%	585,000	756,335
American International Group, Inc.
02/15/24	4.125%	1,286,000	1,319,138
07/10/25	3.750%	242,000	240,650
01/15/35	3.875%	537,000	490,688
Dai-ichi Life Insurance Co. Ltd. (The)(a),(b)
Junior Subordinated
12/31/49	4.000%	1,062,000	1,032,795
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/77	4.850%	208,000	203,006
Jackson National Life Global Funding(a)
06/01/18	4.700%	600,000	619,690
04/29/26	3.050%	1,073,000	1,037,668
Lincoln National Corp.
03/15/22	4.200%	1,005,000	1,060,719
04/07/36	6.150%	24,000	28,350
Manulife Financial Corp.(b)
Subordinated
02/24/32	4.061%	1,400,000	1,402,598
MassMutual Global Funding II(a)
08/02/18	2.100%	598,000	601,442
10/17/22	2.500%	1,551,000	1,521,750
MetLife Global Funding I(a)
01/10/18	1.500%	1,314,000	1,311,700
04/10/19	2.300%	900,000	905,679
MetLife, Inc.
09/15/23	4.368%	600,000	645,977
11/13/25	3.600%	279,000	285,301
11/13/43	4.875%	490,000	534,239
Metropolitan Life Global Funding I(a)
04/11/22	3.875%	1,049,000	1,107,931
New York Life Global Funding(a)
06/18/19	2.150%	1,573,000	1,580,788
Pacific Life Insurance Co.(a)
Subordinated
06/15/39	9.250%	1,190,000	1,849,757
Pricoa Global Funding I(a)
05/29/18	1.600%	1,439,000	1,438,275
Principal Life Global Funding II(a)
10/15/18	2.250%	2,018,000	2,032,873
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/25	8.300%	2,060,000	2,686,806
Reliance Standard Life Global Funding II(a)
01/15/20	2.500%	400,000	399,781
01/20/21	3.050%	522,000	526,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	450,000	486,709
Voya Financial, Inc.
06/15/26	3.650%	180,000	177,988
Total			26,738,162
Media and Entertainment 0.4%
21st Century Fox America, Inc.
05/18/18	7.250%	375,000	397,264
07/15/24	9.500%	407,000	545,919
10/30/25	7.700%	400,000	512,169
04/30/28	7.300%	350,000	446,049
12/15/34	6.200%	450,000	530,566
12/15/35	6.400%	350,000	424,546
02/15/41	6.150%	450,000	537,338
CBS Corp.
08/15/24	3.700%	1,019,000	1,031,991
07/01/42	4.850%	1,075,000	1,081,355
Discovery Communications LLC
06/15/21	4.375%	200,000	210,720
05/15/22	3.300%	500,000	498,015
05/15/42	4.950%	490,000	442,811
Grupo Televisa SAB
01/31/46	6.125%	356,000	370,142
Historic TW, Inc.
02/01/23	9.150%	400,000	513,187
05/15/29	6.625%	550,000	670,920
Thomson Reuters Corp.
07/15/18	6.500%	725,000	767,091
Time Warner Companies, Inc.
02/01/24	7.570%	400,000	491,772
Time Warner, Inc.
03/29/21	4.750%	300,000	322,045
06/01/24	3.550%	1,700,000	1,702,730
Viacom, Inc.
03/15/23	3.250%	167,000	162,857
04/01/24	3.875%	568,000	569,292
12/15/34	4.850%	250,000	241,865
03/15/43	4.375%	269,000	233,162
Walt Disney Co. (The)
12/15/17	5.875%	500,000	515,325
05/30/19	1.850%	585,000	587,835
02/13/26	3.000%	1,080,000	1,080,295
07/30/46	3.000%	100,000	84,267
Total			14,971,528
Metals and Mining 0.3%
Barrick North America Finance LLC
05/30/21	4.400%	63,000	67,532

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	85

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHP Billiton Finance USA Ltd.
03/01/26	6.420%	1,372,000	1,678,524
09/30/43	5.000%	497,000	556,562
Freeport Minerals Corp.
06/01/31	9.500%	678,000	790,717
Freeport-McMoRan, Inc.
03/01/22	3.550%	580,000	537,950
Nucor Corp.
08/01/23	4.000%	423,000	447,165
12/01/37	6.400%	1,000,000	1,271,387
Placer Dome, Inc.
10/15/35	6.450%	780,000	904,205
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	155,000	176,826
Vale Canada Ltd.
09/15/32	7.200%	800,000	826,000
Vale Overseas Ltd.
08/10/26	6.250%	535,000	581,144
11/21/36	6.875%	1,050,000	1,128,855
Total			8,966,867
Midstream 1.3%
ANR Pipeline Co.
11/01/21	9.625%	200,000	257,547
APT Pipelines Ltd.
07/15/27	4.250%	569,000	576,592
Boardwalk Pipelines LP
12/15/24	4.950%	1,050,000	1,105,761
06/01/26	5.950%	223,000	246,944
07/15/27	4.450%	308,000	311,179
Buckeye Partners LP
02/01/21	4.875%	800,000	848,675
07/01/23	4.150%	348,000	355,623
10/15/24	4.350%	640,000	650,300
12/01/26	3.950%	126,000	123,403
11/15/43	5.850%	770,000	798,970
Enbridge, Inc.
12/01/46	5.500%	500,000	531,596
Energy Transfer Partners LP
02/01/23	3.600%	306,000	304,150
02/01/24	4.900%	652,000	677,445
03/15/25	4.050%	946,000	935,387
04/15/27	4.200%	449,000	443,606
06/01/41	6.050%	1,279,000	1,323,947
EnLink Midstream Partners LP
04/01/19	2.700%	664,000	665,526
06/01/25	4.150%	837,000	826,930
04/01/45	5.050%	745,000	701,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Products Operating LLC
03/15/23	3.350%	1,900,000	1,915,911
02/15/27	3.950%	222,000	226,365
10/15/34	6.650%	1,000,000	1,213,870
04/15/38	7.550%	600,000	795,433
Gulf South Pipeline Co. LP
06/15/22	4.000%	1,335,000	1,360,649
Magellan Midstream Partners LP
07/15/19	6.550%	1,065,000	1,166,329
02/01/21	4.250%	730,000	770,238
12/01/42	4.200%	404,000	367,927
10/15/43	5.150%	438,000	459,458
MPLX LP
12/01/24	4.875%	764,000	803,680
03/01/47	5.200%	323,000	325,024
ONEOK Partners LP
03/15/25	4.900%	1,630,000	1,725,436
10/01/36	6.650%	1,240,000	1,443,248
Phillips 66 Partners LP
10/01/26	3.550%	171,000	163,331
10/01/46	4.900%	372,000	354,185
Plains All American Pipeline LP/Finance Corp.
06/01/22	3.650%	538,000	545,494
10/15/25	4.650%	1,930,000	1,988,087
02/15/45	4.900%	1,221,000	1,143,885
Southern Natural Gas Co. LLC
03/01/32	8.000%	360,000	480,156
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,519,175
03/01/20	5.650%	1,465,000	1,567,997
03/15/23	3.300%	500,000	494,114
09/15/38	7.500%	490,000	586,117
Sunoco Logistics Partners Operations LP
04/01/21	4.400%	480,000	505,127
04/01/24	4.250%	1,701,000	1,731,613
12/01/25	5.950%	250,000	278,355
07/15/26	3.900%	146,000	141,065
02/15/40	6.850%	652,000	731,996
02/15/42	6.100%	300,000	311,842
Texas Eastern Transmission LP(a)
10/15/22	2.800%	660,000	638,947
TransCanada PipeLines Ltd.
01/15/19	3.125%	448,000	455,900
01/15/19	7.125%	677,000	736,476
01/15/26	4.875%	463,000	513,321
10/15/37	6.200%	500,000	614,828
08/15/38	7.250%	585,000	791,698
Western Gas Partners LP
06/01/21	5.375%	352,000	378,280
07/01/26	4.650%	377,000	388,278
04/01/44	5.450%	260,000	267,088

86	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	1,000,000	1,032,500
Total			42,618,554
Natural Gas 0.3%
Atmos Energy Corp.
03/15/19	8.500%	1,146,000	1,287,315
Boston Gas Co.(a)
02/15/42	4.487%	359,000	371,085
CenterPoint Energy Resources Corp.
01/15/21	4.500%	395,000	415,719
KeySpan Gas East Corp.(a)
08/15/26	2.742%	621,000	593,536
NiSource Finance Corp.
01/15/19	6.800%	377,000	407,845
09/15/20	5.450%	225,000	246,384
02/15/23	3.850%	237,000	244,229
02/01/42	5.800%	381,000	443,311
02/15/44	4.800%	572,000	601,279
Sempra Energy
06/15/18	6.150%	370,000	389,606
02/15/19	9.800%	1,672,000	1,907,072
06/15/24	3.550%	470,000	475,966
Southern Co. Gas Capital Corp.
08/15/19	5.250%	970,000	1,033,396
10/01/23	2.450%	201,000	192,790
06/15/26	3.250%	169,000	164,451
10/01/34	6.000%	1,000,000	1,148,965
10/01/46	3.950%	247,000	224,133
Southwest Gas Corp.
09/29/46	3.800%	464,000	427,667
Total			10,574,749
Office REIT 0.1%
Boston Properties LP
02/01/23	3.850%	860,000	891,319
02/01/24	3.800%	378,000	387,160
10/01/26	2.750%	420,000	386,581
Equity Commonwealth
09/15/20	5.875%	1,600,000	1,717,504
Total			3,382,564
Oil Field Services 0.2%
Halliburton Co.
02/15/21	8.750%	400,000	484,595
11/15/35	4.850%	497,000	524,774
09/15/39	7.450%	240,000	322,691
Nabors Industries, Inc.
09/15/20	5.000%	200,000	206,875
09/15/21	4.625%	2,040,000	2,057,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
National Oilwell Varco, Inc.
12/01/17	1.350%	432,000	430,801
Schlumberger Holdings Corp.(a)
12/21/22	3.625%	995,000	1,032,666
Schlumberger Investment SA(a)
09/14/21	3.300%	344,000	354,454
08/01/22	2.400%	610,000	597,381
Total			6,012,087
Other Industry 0.1%
CK Hutchison International 16 Ltd.(a)
10/03/21	1.875%	335,000	322,791
Hutchison Whampoa International 11 Ltd.(a)
01/13/22	4.625%	1,200,000	1,294,873
President and Fellows of Harvard College
07/15/56	3.300%	1,071,000	989,877
Total			2,607,541
Other REIT 0.1%
Duke Realty LP
06/15/22	4.375%	521,000	553,797
06/30/26	3.250%	203,000	196,780
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/26	3.400%	921,000	893,701
Hospitality Properties Trust
06/15/23	4.500%	329,000	340,281
02/15/27	4.950%	495,000	508,273
Liberty Property LP
10/01/26	3.250%	279,000	267,436
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/27	3.875%	804,000	815,983
Prologis LP
11/01/25	3.750%	190,000	194,162
Total			3,770,413
Other Utility 0.0%
American Water Capital Corp.
03/01/25	3.400%	524,000	537,573
10/15/37	6.593%	300,000	405,755
12/01/46	4.000%	431,000	437,375
Total			1,380,703
Paper 0.0%
International Paper Co.
02/15/27	3.000%	714,000	667,517
09/15/35	5.000%	200,000	212,307
11/15/39	7.300%	500,000	645,447
Total			1,525,271

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	87

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.9%
AbbVie, Inc.
05/14/23	2.850%	870,000	853,555
05/14/25	3.600%	3,750,000	3,750,709
05/14/35	4.500%	1,983,000	1,969,329
Actavis Funding SCS
03/15/22	3.450%	434,000	443,148
03/15/35	4.550%	2,239,000	2,245,086
Allergan, Inc.
03/15/23	2.800%	2,761,000	2,666,844
Amgen Inc.
06/15/51	4.663%	1,639,000	1,640,019
Amgen, Inc.
10/01/41	4.950%	200,000	208,189
05/01/45	4.400%	750,000	727,981
06/15/48	4.563%	1,401,000	1,391,399
Biogen, Inc.
09/15/20	2.900%	1,154,000	1,174,614
Forest Laboratories LLC(a)
02/15/21	4.875%	100,000	107,594
12/15/21	5.000%	930,000	1,007,777
Gilead Sciences, Inc.
09/01/22	3.250%	500,000	510,757
09/01/23	2.500%	323,000	312,504
04/01/24	3.700%	750,000	770,416
09/01/35	4.600%	590,000	607,830
09/01/36	4.000%	286,000	271,820
Johnson & Johnson
12/05/33	4.375%	124,000	136,674
Merck & Co, Inc.
05/18/23	2.800%	968,000	971,954
Mylan NV
06/15/26	3.950%	463,000	453,196
06/15/46	5.250%	318,000	325,647
Mylan, Inc.(a)
01/15/23	3.125%	1,000,000	970,102
Mylan, Inc.
11/29/43	5.400%	200,000	207,805
Pfizer, Inc.
12/15/26	3.000%	600,000	594,086
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	612,000	591,577
Teva Pharmaceutical Finance Co. LLC
02/01/36	6.150%	1,500,000	1,661,373
Teva Pharmaceutical Finance III BV
07/21/23	2.800%	652,000	619,275
Teva Pharmaceutical Finance Netherlands III BV
10/01/46	4.100%	136,000	117,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zoetis, Inc.
11/13/20	3.450%	210,000	215,090
02/01/23	3.250%	1,290,000	1,302,730
11/13/25	4.500%	435,000	468,559
Total			29,294,789
Property & Casualty 0.5%
Aon PLC
06/14/24	3.500%	519,000	518,181
12/15/25	3.875%	888,000	903,321
Arch Capital Finance LLC
12/15/46	5.031%	459,000	490,931
Berkshire Hathaway Finance Corp.
05/15/18	5.400%	2,200,000	2,297,460
01/15/40	5.750%	385,000	479,263
Berkshire Hathaway, Inc.
08/15/21	3.750%	488,000	518,051
02/11/23	3.000%	1,000,000	1,018,151
03/15/23	2.750%	500,000	500,124
Chubb INA Holdings, Inc.
11/03/22	2.875%	452,000	455,519
03/13/23	2.700%	1,275,000	1,265,227
05/15/24	3.350%	750,000	765,793
05/03/26	3.350%	300,000	303,588
CNA Financial Corp.
11/15/19	7.350%	360,000	406,045
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	330,000	358,543
03/15/35	6.500%	300,000	361,391
Liberty Mutual Insurance Co.(a)
Subordinated
05/15/25	8.500%	800,000	1,025,155
Marsh & McLennan Companies, Inc.
03/06/20	2.350%	1,015,000	1,019,406
01/30/22	2.750%	192,000	193,082
03/14/23	3.300%	132,000	134,454
Nationwide Mutual Insurance Co.(a)
Subordinated
08/15/39	9.375%	1,390,000	2,227,461
Progressive Corporation (The)
01/15/27	2.450%	800,000	749,829
Travelers Property Casualty Corp.
04/15/26	7.750%	605,000	801,599
Total			16,792,574

88	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.4%
Burlington Northern Santa Fe LLC
03/15/22	3.050%	217,000	222,285
03/15/23	3.000%	405,000	410,389
08/15/30	7.950%	500,000	709,715
05/01/40	5.750%	790,000	958,660
03/15/42	4.400%	500,000	515,090
Canadian Pacific Railway Co.
05/15/19	7.250%	450,000	497,486
09/15/15	6.125%	1,336,000	1,612,559
Canadian Pacific Railway Ltd.
01/15/22	4.500%	1,350,000	1,448,041
CSX Corp.
05/01/17	7.900%	625,000	628,263
06/01/21	4.250%	215,000	228,808
10/01/36	6.000%	450,000	546,453
Norfolk Southern Corp.
02/15/23	2.903%	883,000	878,506
05/01/37	7.050%	300,000	400,540
05/23/11	6.000%	911,000	1,064,982
Union Pacific Corp.
07/15/22	4.163%	849,000	916,691
Union Pacific Railroad Co. 2015-1 Pass-Through Trust
05/12/27	2.695%	2,052,035	1,981,324
Total			13,019,792
Refining 0.0%
Valero Energy Corp.
04/15/32	7.500%	260,000	330,468
Restaurants 0.1%
Lila Mexican Holdings LLC(a)
12/24/35	5.000%	3,921,986	3,852,167
McDonalds Corp.
12/09/35	4.700%	283,000	296,542
10/15/37	6.300%	268,000	333,565
Total			4,482,274
Retail REIT 0.3%
Brixmor Operating Partnership LP
02/01/25	3.850%	1,000,000	986,918
DDR Corp.
02/01/25	3.625%	560,000	538,724
Kimco Realty Corp.
03/01/24	2.700%	500,000	473,990
04/01/27	3.800%	400,000	398,270
National Retail Properties, Inc.
11/15/25	4.000%	728,000	742,395
12/15/26	3.600%	618,000	609,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Realty Income Corp.
10/15/22	3.250%	500,000	504,828
07/15/24	3.875%	1,642,000	1,686,789
01/15/27	3.000%	598,000	560,902
Scentre Group Trust 1 / 2(a)
02/12/25	3.500%	1,040,000	1,039,433
Simon Property Group LP
02/01/24	3.750%	1,750,000	1,815,096
01/15/26	3.300%	386,000	380,589
VEREIT Operating Partnership LP
02/06/24	4.600%	1,760,000	1,812,800
Total			11,550,457
Retailers 0.4%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	735,329
CVS Health Corp.
06/01/21	2.125%	763,000	748,412
12/01/22	2.750%	500,000	494,666
12/05/23	4.000%	1,211,000	1,271,778
06/01/26	2.875%	432,000	411,990
CVS Pass-Through Trust(a)
10/10/25	6.204%	221,317	245,752
01/10/34	5.926%	828,044	944,614
Home Depot, Inc. (The)
06/01/22	2.625%	195,000	196,591
04/01/26	3.000%	403,000	402,296
09/15/26	2.125%	256,000	237,550
09/15/56	3.500%	176,000	153,648
Lowes Companies, Inc.
02/15/28	6.875%	400,000	524,127
10/15/35	5.500%	1,150,000	1,361,264
Macy’s Retail Holdings, Inc.
09/01/23	4.375%	852,000	845,964
03/15/37	6.375%	863,000	877,732
O’Reilly Automotive, Inc.
03/15/26	3.550%	480,000	478,319
Target Corp.
11/01/32	6.350%	107,000	135,851
Walgreen Co.
09/15/42	4.400%	300,000	288,971
Walgreens Boots Alliance, Inc.
06/01/23	3.100%	411,000	410,432
11/18/24	3.800%	300,000	305,535
11/18/34	4.500%	990,000	988,525
11/18/44	4.800%	500,000	510,022
Total			12,569,368

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	89

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	305,315
01/15/20	6.150%	440,000	485,228
04/01/31	7.500%	2,120,000	2,833,973
Total			3,624,516
Supranational 0.1%
African Development Bank
Subordinated
09/01/19	8.800%	1,700,000	1,970,065
Technology 1.4%
Analog Devices, Inc.
12/05/23	3.125%	244,000	242,821
12/05/36	4.500%	198,000	197,076
Apple, Inc.
05/03/18	1.000%	2,084,000	2,077,698
05/03/23	2.400%	1,645,000	1,617,497
02/09/24	3.000%	1,288,000	1,299,064
05/06/24	3.450%	795,000	821,665
02/23/26	3.250%	426,000	430,342
08/04/26	2.450%	963,000	910,947
02/09/27	3.350%	363,000	367,343
02/23/36	4.500%	851,000	919,414
08/04/46	3.850%	672,000	641,045
Arrow Electronics, Inc.
04/01/20	6.000%	760,000	826,989
01/15/27	7.500%	959,000	1,167,810
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/24	3.625%	1,687,000	1,699,433
01/15/27	3.875%	1,570,000	1,578,277
Cisco Systems, Inc.
02/28/21	2.200%	1,200,000	1,200,518
01/15/40	5.500%	1,460,000	1,781,415
Dell, Inc.
04/15/28	7.100%	390,000	412,425
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/21	4.420%	642,000	671,368
06/15/23	5.450%	759,000	818,971
06/15/26	6.020%	667,000	727,151
DXC Technology Co.(a)
04/15/24	4.250%	302,000	307,082
Equifax, Inc.
06/01/21	2.300%	293,000	288,511
HP Enterprise Services LLC
10/15/29	7.450%	300,000	361,032
HP, Inc.
09/15/21	4.375%	1,058,000	1,118,873
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
07/29/25	3.700%	585,000	611,606
07/29/45	4.900%	245,000	274,716
05/19/46	4.100%	448,000	446,768
International Business Machines Corp.
10/15/18	7.625%	640,000	697,416
08/01/27	6.220%	655,000	818,251
11/29/32	5.875%	500,000	631,714
Microsoft Corp.
02/12/22	2.375%	500,000	501,350
11/15/22	2.125%	523,000	512,647
05/01/23	2.375%	186,000	183,241
02/06/24	2.875%	1,943,000	1,955,484
02/06/27	3.300%	892,000	905,689
02/12/35	3.500%	300,000	288,644
11/03/35	4.200%	462,000	484,369
02/06/37	4.100%	1,304,000	1,345,794
10/01/40	4.500%	518,000	557,448
11/03/55	4.750%	582,000	623,895
08/08/56	3.950%	380,000	355,135
02/06/57	4.500%	1,143,000	1,176,701
Oracle Corp.
10/15/22	2.500%	1,700,000	1,691,412
09/15/23	2.400%	1,467,000	1,427,991
05/15/25	2.950%	2,500,000	2,467,667
07/08/34	4.300%	1,942,000	2,015,736
05/15/35	3.900%	1,570,000	1,550,391
07/15/36	3.850%	1,400,000	1,367,911
07/08/39	6.125%	339,000	429,130
07/15/40	5.375%	155,000	179,900
Pitney Bowes, Inc.
03/15/18	5.600%	150,000	154,747
Total			46,140,520
Transportation Services 0.2%
Brambles USA, Inc.(a)
10/23/25	4.125%	300,000	307,411
ERAC U.S.A. Finance LLC(a)
08/16/21	4.500%	600,000	639,014
10/15/37	7.000%	1,680,000	2,123,337
FedEx Corp.
02/01/35	3.900%	900,000	865,037
Penske Truck Leasing Co. LP/Finance Corp.(a)
02/01/22	3.375%	1,700,000	1,724,673
Ryder System, Inc.
06/01/17	3.500%	705,000	707,077
09/01/21	2.250%	700,000	685,536
United Parcel Service of America, Inc.(b)
04/01/30	8.375%	225,000	320,327
Total			7,372,412

90	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.4%
America Movil SAB de CV
07/16/22	3.125%	1,947,000	1,961,694
03/30/40	6.125%	300,000	349,999
American Tower Corp.
01/15/22	2.250%	600,000	579,024
01/31/23	3.500%	670,000	673,962
10/15/26	3.375%	425,000	405,211
Centel Capital Corp.
10/15/19	9.000%	350,000	398,712
Crown Castle International Corp.
04/15/22	4.875%	1,293,000	1,390,874
03/01/27	4.000%	236,000	237,478
Crown Castle Towers LLC(a)
01/15/20	6.113%	1,000,000	1,082,763
Rogers Communications, Inc.
12/15/25	3.625%	258,000	260,319
05/01/32	8.750%	1,075,000	1,477,456
Sprint Spectrum Co. I/II/III LLC(a)
09/20/21	3.360%	2,336,000	2,327,357
Vodafone Group PLC
02/19/18	1.500%	1,113,000	1,111,130
Total			12,255,979
Wirelines 1.3%
AT&T, Inc.
02/15/19	5.800%	1,000,000	1,067,842
06/30/22	3.000%	3,675,000	3,655,872
02/17/23	3.600%	4,220,000	4,274,020
04/01/24	4.450%	1,000,000	1,048,014
05/15/35	4.500%	695,000	656,099
01/15/38	6.300%	750,000	862,760
08/15/40	6.000%	875,000	959,235
09/01/40	5.350%	4,821,000	4,953,500
03/01/41	6.375%	425,000	485,548
12/15/42	4.300%	459,000	408,107
06/15/45	4.350%	1,219,000	1,072,941
03/09/49	4.550%	712,000	634,747
British Telecommunications PLC
02/14/19	2.350%	200,000	201,103
British Telecommunications PLC(b)
12/15/30	9.375%	350,000	523,567
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	559,709
Deutsche Telekom International Finance BV(a)
01/19/22	2.820%	300,000	298,273
01/19/27	3.600%	500,000	497,813
03/06/42	4.875%	150,000	159,657
Deutsche Telekom International Finance BV(b)
06/15/30	8.750%	290,000	422,718
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Orange SA(b)
03/01/31	9.000%	1,528,000	2,249,760
Qwest Corp.
12/01/21	6.750%	1,063,000	1,165,312
Telefonica Emisiones SAU
04/27/18	3.192%	241,000	244,132
04/27/20	5.134%	1,021,000	1,099,760
02/16/21	5.462%	120,000	131,720
Verizon Communications, Inc.
11/01/21	3.000%	1,787,000	1,794,216
11/01/24	3.500%	2,361,000	2,341,158
08/15/26	2.625%	2,200,000	2,008,915
03/15/34	5.050%	1,029,000	1,046,381
11/01/34	4.400%	4,526,000	4,282,918
01/15/36	4.272%	550,000	509,304
03/16/37	5.250%	457,000	472,479
08/21/46	4.862%	4,944,000	4,753,157
09/15/48	4.522%	121,000	109,622
03/15/55	4.672%	112,000	100,016
Total			45,050,375
Total Corporate Bonds & Notes (Cost $815,266,438)			826,328,951

Foreign Government Obligations(g) 1.4%

Australia 0.1%
CNOOC Finance Pty Ltd.
05/05/20	2.625%	1,000,000	995,965
National Australia Bank Ltd.(a)
06/20/17	2.000%	875,000	876,310
Westpac Banking Corp.(a)
05/30/18	1.375%	600,000	598,548
03/03/20	2.000%	405,000	402,586
Total			2,873,409
Canada 0.3%
Bank of Nova Scotia (The)(a)
09/20/21	1.875%	300,000	290,055
CDP Financial, Inc.(a)
11/25/19	4.400%	1,000,000	1,061,657
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	405,483
Hydro-Quebec
02/01/21	9.400%	750,000	927,014
01/15/22	8.400%	1,295,000	1,600,250
Province of Quebec
01/30/26	6.350%	440,000	544,682

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	91

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,819,274
10/01/18	2.000%	1,761,000	1,767,843
Total			10,416,258
China 0.1%
CNOOC Finance Ltd.
05/09/23	3.000%	1,300,000	1,268,514
Industrial & Commercial Bank of China Ltd.
10/20/21	2.452%	1,050,000	1,029,074
Sinopec Group Overseas Development 2013 Ltd.(a)
10/17/23	4.375%	1,362,000	1,442,581
State Grid Overseas Investment 2013 Ltd.(a)
05/22/18	1.750%	377,000	375,648
Total			4,115,817
Colombia 0.1%
Colombia Government International Bond
02/26/24	4.000%	893,000	918,897
01/28/26	4.500%	1,190,000	1,255,450
09/18/37	7.375%	150,000	191,400
06/15/45	5.000%	601,000	602,803
Ecopetrol SA
09/18/23	5.875%	310,000	335,962
01/16/25	4.125%	300,000	290,550
06/26/26	5.375%	580,000	593,224
Total			4,188,286
France 0.0%
Electricite de France SA(a)
01/22/19	2.150%	674,000	674,775
Mexico 0.5%
Mexico Government International Bond
01/21/21	3.500%	4,305,000	4,464,285
01/30/25	3.600%	757,000	755,108
01/21/26	4.125%	1,673,000	1,719,844
03/08/44	4.750%	1,090,000	1,060,025
01/15/47	4.350%	479,000	440,972
10/12/10	5.750%	458,000	455,710
Petroleos Mexicanos
02/04/21	6.375%	504,000	546,704
09/21/23	4.625%	1,167,000	1,173,710
01/23/26	4.500%	1,159,000	1,110,901
08/04/26	6.875%	598,000	663,780
06/15/35	6.625%	550,000	566,555
01/23/46	5.625%	732,000	654,481
09/21/47	6.750%	1,045,000	1,060,048
Petroleos Mexicanos(a)
03/13/27	6.500%	1,545,000	1,662,034
Total			16,334,157
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norway 0.1%
Statoil ASA
01/15/18	6.700%	50,000	51,972
04/15/19	5.250%	880,000	938,016
01/15/24	2.650%	1,750,000	1,718,528
09/23/27	7.250%	400,000	531,502
Total			3,240,018
Peru 0.0%
Peruvian Government International Bond
11/18/50	5.625%	98,000	116,743
Poland 0.0%
Poland Government International Bond
01/22/24	4.000%	1,178,000	1,235,427
South Africa 0.1%
South Africa Government International Bond
09/16/25	5.875%	459,000	492,851
07/24/44	5.375%	1,006,000	986,645
Total			1,479,496
South Korea 0.0%
Korea Gas Corp.(a)
07/18/21	1.875%	525,000	507,826
Korea Housing Finance Corp.(a)
10/11/21	2.000%	700,000	675,084
Total			1,182,910
Sweden 0.1%
Stadshypotek AB(a)
10/02/19	1.875%	1,500,000	1,495,395
Turkey 0.0%
Turkey Government International Bond
03/22/24	5.750%	353,000	366,238
Virgin Islands 0.0%
Sinopec Capital 2013 Ltd.(a)
04/24/23	3.125%	800,000	791,164
Total Foreign Government Obligations (Cost $47,909,763)			48,510,093

92	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Inflation-Indexed Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/22	0.125%	1,072,920	1,080,968
01/15/29	2.500%	1,131,060	1,382,796
Total			2,463,764
Total Inflation-Indexed Bonds (Cost $2,394,134)			2,463,764

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds Series 2009
05/15/39	6.582%	420,000	536,441
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,486,339
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,722,880
Ports 0.0%
Port Authority of New York & New Jersey
Revenue Bonds
Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,030,515
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds Series 2010
03/15/40	5.600%	415,000	506,105
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/39	7.300%	295,000	414,171
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien Series 2014-A
10/01/14	4.814%	411,000	410,474
Total Municipal Bonds (Cost $5,390,667)			6,106,925

Residential Mortgage-Backed Securities - Agency 14.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/01/38	7.500%	115,766	123,094
08/01/40	5.000%	2,320,672	2,539,358
05/01/41	4.500%	3,222,950	3,464,166
09/01/21- 09/01/37	6.000%	3,258,557	3,653,494
11/01/22- 10/17/38	6.500%	2,265,047	2,472,968
02/01/24- 05/01/38	5.500%	1,413,668	1,546,328
01/01/32- 06/01/42	3.500%	5,440,131	5,603,813
12/01/32- 01/01/46	4.000%	10,234,617	10,853,119
03/01/33	3.000%	2,152,431	2,179,376
CMO Series 2127 Class PG
02/15/29	6.250%	412,775	453,740
CMO Series 2165 Class PE
06/15/29	6.000%	147,025	167,419
CMO Series 2326 Class ZQ
06/15/31	6.500%	738,295	814,476
CMO Series 2399 Class TH
01/15/32	6.500%	364,457	400,863
CMO Series 2517 Class Z
10/15/32	5.500%	244,716	260,357
CMO Series 2545 Class HG
12/15/32	5.500%	484,953	541,945
CMO Series 2557 Class HL
01/15/33	5.300%	602,669	659,882
CMO Series 2568 Class KG
02/15/23	5.500%	725,767	791,749
CMO Series 2586 Class TG
03/15/23	5.500%	1,193,337	1,287,283
CMO Series 2597 Class AE
04/15/33	5.500%	271,774	294,691
CMO Series 262 Class 35
07/15/42	3.500%	7,508,908	7,710,050

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	93

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2752 Class EZ
02/15/34	5.500%	1,633,263	1,816,103
CMO Series 2764 Class UE
10/15/32	5.000%	190,515	194,085
CMO Series 2764 Class ZG
03/15/34	5.500%	880,986	986,817
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,452,326
CMO Series 2986 Class CH
06/15/25	5.000%	787,063	840,436
CMO Series 2989 Class TG
06/15/25	5.000%	608,614	651,548
CMO Series 299 Class 300
01/15/43	3.000%	1,311,451	1,288,193
CMO Series 2990 Class UZ
06/15/35	5.750%	1,650,312	1,865,150
CMO Series 3075 Class PD
01/15/35	5.500%	38,252	38,506
CMO Series 3101 Class UZ
01/15/36	6.000%	575,725	656,865
CMO Series 3123 Class AZ
03/15/36	6.000%	715,909	816,068
CMO Series 3143 Class BC
02/15/36	5.500%	715,844	782,068
CMO Series 3164 Class MG
06/15/36	6.000%	255,627	284,750
CMO Series 3195 Class PD
07/15/36	6.500%	529,452	594,130
CMO Series 3200 Class AY
08/15/36	5.500%	497,728	552,343
CMO Series 3213 Class JE
09/15/36	6.000%	900,847	1,010,041
CMO Series 3218 Class BE
09/15/35	6.000%	11,996	11,982
CMO Series 3229 Class HE
10/15/26	5.000%	1,355,794	1,446,861
CMO Series 3266 Class D
01/15/22	5.000%	590,310	608,817
CMO Series 3402 Class NC
12/15/22	5.000%	426,415	446,964
CMO Series 3423 Class PB
03/15/38	5.500%	1,672,055	1,863,411
CMO Series 3453 Class B
05/15/38	5.500%	124,897	134,409
CMO Series 3461 Class Z
06/15/38	6.000%	2,829,446	3,130,025
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3501 Class CB
01/15/39	5.500%	676,198	757,958
CMO Series 3680 Class MA
07/15/39	4.500%	1,936,088	2,058,608
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,175,938
CMO Series 3704 Class CT
12/15/36	7.000%	1,240,401	1,446,189
CMO Series 3704 Class DT
11/15/36	7.500%	1,110,018	1,301,348
CMO Series 3704 Class ET
12/15/36	7.500%	799,575	958,432
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,169,612
CMO Series 3720 Class A
09/15/25	4.500%	569,645	609,201
CMO Series 3819 Class ZQ
04/15/36	6.000%	1,078,193	1,212,816
CMO Series 3827 Class BM
08/15/39	5.500%	649,926	692,535
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,168,661
CMO Series 3957 Class B
11/15/41	4.000%	576,034	605,558
CMO Series 3966 Class NA
12/15/41	4.000%	1,139,715	1,208,370
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	2,027,658
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	2,016,764
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	912,524
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,148,047
CMO Series 4219 Class JA
08/15/39	3.500%	3,238,959	3,319,361
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	1,984,338
CMO Series R006 Class ZA
04/15/36	6.000%	820,015	934,832
CMO Series R007 Class ZA
05/15/36	6.000%	1,653,310	1,809,225
Structured Pass-Through Securities
05/25/43	5.231%	1,352,575	1,492,599

94	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
07/01/36	2.840%	133,313	138,584
11/01/36	2.786%	359,702	381,394
07/01/40	3.513%	598,179	621,748
CMO Series 2551 Class NS
01/15/33	12.811%	238,143	285,490
CMO Series 264 Class F1
07/15/42	1.462%	5,043,143	5,065,191
CMO Series 3102 Class FB
01/15/36	1.212%	209,591	209,559
CMO Series 3147 Class PF
04/15/36	1.212%	402,573	401,683
CMO Series 3229 Class AF
08/15/23	1.162%	411,986	413,944
CMO Series 3523 Class SD
06/15/36	17.154%	79,809	110,052
CMO Series 3549 Class FA
07/15/39	2.112%	108,492	110,950
CMO Series 3688 Class CU
11/15/21	6.772%	252,819	262,287
CMO Series 3688 Class GT
11/15/46	7.287%	801,874	938,516
CMO Series 3804 Class FN
03/15/39	1.362%	127,645	128,157
CMO Series 3852 Class QN
05/15/41	5.500%	843,140	879,446
CMO Series 3966 Class BF
10/15/40	1.412%	1,472,999	1,481,070
CMO Series 3997 Class PF
11/15/39	1.362%	622,096	623,758
CMO Series 4012 Class FN
03/15/42	1.412%	2,527,036	2,537,519
CMO Series 4048 Class FB
10/15/41	1.312%	2,331,206	2,325,001
CMO Series 4048 Class FJ
07/15/37	1.180%	1,954,112	1,922,048
CMO Series 4087 Class FA
05/15/39	1.362%	1,547,228	1,540,129
CMO Series 4095 Class FB
04/15/39	1.312%	2,128,138	2,159,897
CMO Series 4272 Class W
04/15/40	5.652%	3,503,392	3,905,838
Structured Pass-Through Securities
10/25/44	1.814%	1,075,631	1,086,305
Federal Home Loan Mortgage Corp.(h)
CMO Series 2235 Class KP
06/15/30	0.000%	189,831	174,275
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2967 Class EA
04/15/20	0.000%	74,090	71,859
CMO Series 3077 Class TO
04/15/35	0.000%	241,199	221,522
CMO Series 3100 Class
01/15/36	0.000%	385,302	341,791
CMO Series 3117 Class OG
02/15/36	0.000%	233,186	214,360
CMO Series 3136 Class
04/15/36	0.000%	135,294	127,058
CMO Series 3181 Class OH
07/15/36	0.000%	643,684	539,341
CMO Series 3200 Class
08/15/36	0.000%	226,894	204,023
CMO Series 3316 Class JO
05/15/37	0.000%	48,682	44,390
CMO Series 3393 Class JO
09/15/32	0.000%	1,149,045	1,025,180
CMO Series 3510 Class OD
02/15/37	0.000%	388,872	354,368
CMO Series 3607 Class
05/15/37	0.000%	371,277	321,433
CMO Series 3607 Class AO
04/15/36	0.000%	258,344	224,413
CMO Series 3607 Class TO
10/15/39	0.000%	468,509	397,051
CMO Series 3621 Class BO
01/15/40	0.000%	208,726	188,782
CMO Series 3623 Class LO
01/15/40	0.000%	338,197	304,468
CMO STRIPS Series 197 Class
04/01/28	0.000%	267,423	228,240
CMO STRIPS Series 310 Class
09/15/43	0.000%	2,808,409	2,180,656
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 3380 Class SI
10/15/37	5.458%	3,685,763	652,181
CMO Series 3385 Class SN
11/15/37	5.088%	201,997	22,091
CMO Series 3451 Class SA
05/15/38	5.138%	329,651	47,020
CMO Series 3531 Class SM
05/15/39	5.188%	364,491	31,853
CMO Series 3608 Class SC
12/15/39	5.338%	679,475	92,958

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	95

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3740 Class SB
10/15/40	5.088%	1,048,577	177,607
CMO Series 3740 Class SC
10/15/40	5.088%	1,348,641	186,965
CMO Series 3802 Class LS
01/15/40	1.900%	2,466,132	144,439
CMO STRIPS Series 239 Class S30
08/15/36	6.788%	661,642	121,732
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class NI
04/15/32	5.000%	736,810	48,088
CMO Series 3714 Class IP
08/15/40	5.000%	1,122,820	183,736
CMO Series 3747 Class HI
07/15/37	4.500%	965,757	30,052
CMO Series 3760 Class GI
10/15/37	4.000%	379,947	13,660
CMO Series 3772 Class
09/15/24	3.500%	323,018	5,078
CMO Series 3779 Class IH
11/15/34	4.000%	644,029	19,650
CMO Series 3800 Class AI
11/15/29	4.000%	986,224	81,185
Federal National Mortgage Association
10/01/19- 08/01/40	5.000%	3,471,215	3,784,997
10/01/19- 11/01/48	6.000%	6,420,691	7,075,469
04/01/20- 07/01/42	4.000%	5,178,863	5,462,296
10/01/21- 10/01/39	5.500%	5,046,583	5,606,141
05/01/22- 08/01/37	7.500%	147,811	154,954
02/01/24- 02/01/39	6.500%	5,245,430	5,977,631
08/01/32- 08/01/43	3.500%	40,481,248	41,561,157
04/01/37- 01/01/39	7.000%	1,549,200	1,811,041
01/01/43- 02/01/43	3.000%	4,170,616	4,146,051
CMO Series 1999-7 Class AB
03/25/29	6.000%	304,426	346,211
CMO Series 2001-60 Class PX
11/25/31	6.000%	388,059	439,809
CMO Series 2002-50 Class ZA
05/25/31	6.000%	1,632,955	1,756,202
CMO Series 2002-78 Class Z
12/25/32	5.500%	511,632	543,439
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-23 Class EQ
04/25/23	5.500%	942,050	1,020,908
CMO Series 2004-50 Class VZ
07/25/34	5.500%	2,119,149	2,321,215
CMO Series 2004-65 Class LT
08/25/24	4.500%	364,659	383,729
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,373,444
CMO Series 2005-121 Class DX
01/25/26	5.500%	792,548	849,865
CMO Series 2005-67 Class EY
08/25/25	5.500%	330,017	361,889
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,234,354	1,362,991
CMO Series 2006-16 Class HZ
03/25/36	5.500%	1,960,223	2,088,964
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	380,861	431,431
CMO Series 2007-104 Class ZE
08/25/37	6.000%	571,514	615,073
CMO Series 2007-116 Class PB
08/25/35	5.500%	423,136	470,674
CMO Series 2007-18 Class MZ
03/25/37	6.000%	704,473	765,489
CMO Series 2007-42 Class B
05/25/37	6.000%	677,076	753,768
CMO Series 2007-76 Class ZG
08/25/37	6.000%	1,503,272	1,654,696
CMO Series 2008-80 Class GP
09/25/38	6.250%	110,907	123,950
CMO Series 2009-59 Class HB
08/25/39	5.000%	884,716	969,748
CMO Series 2009-60 Class HT
08/25/39	6.000%	817,444	924,022
CMO Series 2009-79 Class UA
03/25/38	7.000%	91,988	103,930
CMO Series 2009-W1 Class A
12/25/49	6.000%	2,007,062	2,273,601
CMO Series 2010-111 Class AE
04/25/38	5.500%	931,647	946,256
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,373,401
CMO Series 2010-148 Class MA
02/25/39	4.000%	270,989	277,698
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,347,254

96	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	2,986,312
CMO Series 2011-118 Class MT
11/25/41	7.000%	1,598,841	1,792,306
CMO Series 2011-118 Class NT
11/25/41	7.000%	1,742,106	1,978,466
CMO Series 2011-31 Class DB
04/25/31	3.500%	4,000,000	4,209,635
CMO Series 2011-39 Class ZA
11/25/32	6.000%	590,624	668,080
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	3,077,056
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,158,453
CMO Series 2011-59 Class NZ
07/25/41	5.500%	2,330,670	2,656,784
CMO Series 2012-66 Class CB
06/25/32	3.000%	3,000,000	2,998,387
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	2,942,678
CMO Series 2013-101 Class AE
10/25/33	3.000%	3,500,000	3,502,570
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	2,988,490
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,567,319
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,486,403
CMO Series 2013-4 Class AJ
02/25/43	3.500%	2,666,106	2,760,712
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	913,418
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,337,471
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,551,967
CMO Series 2016-38
01/25/46	3.000%	2,798,563	2,844,961
CMO Series G94-8 Class K
07/17/24	8.000%	252,166	285,439
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,136,187
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	2,995,409
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
01/01/23	1.139%	3,654,256	3,642,223
11/01/23	1.249%	4,692,625	4,710,546
11/01/23	1.279%	1,512,541	1,510,568
12/25/33	12.137%	160,372	176,712
03/01/36	3.776%	589,659	626,230
CMO Class 2005-SV Series 75
09/25/35	20.273%	161,331	225,907
CMO Series 2003-129 Class FD
01/25/24	1.482%	281,153	282,818
CMO Series 2003-W8 Class 3F1
05/25/42	1.382%	304,621	300,751
CMO Series 2004-36 Class FA
05/25/34	1.382%	426,777	426,499
CMO Series 2005-74 Class SK
05/25/35	17.430%	249,270	326,143
CMO Series 2005-W3 Class 2AF
03/25/45	1.202%	668,764	651,992
CMO Series 2006-56 Class FC
07/25/36	1.272%	353,369	351,779
CMO Series 2007-101 Class A2
06/27/36	1.232%	703,617	695,428
CMO Series 2008-18 Class FA
03/25/38	1.882%	186,726	189,918
CMO Series 2010-28 Class BS
04/25/40	9.379%	130,203	146,053
CMO Series 2010-35 Class SJ
04/25/40	14.394%	759,037	1,041,248
CMO Series 2010-49 Class SC
03/25/40	10.697%	658,130	787,315
CMO Series 2010-61 Class WA
06/25/40	5.949%	243,359	257,240
CMO Series 2011-101 Class FM
01/25/41	1.532%	604,211	607,350
CMO Series 2011-2 Class WA
02/25/51	5.818%	286,507	307,212
CMO Series 2011-43 Class WA
05/25/51	5.807%	479,259	537,534
CMO Series 2011-75 Class FA
08/25/41	1.532%	478,369	483,808
CMO Series 2012-101 Class FC
09/25/42	1.482%	1,188,522	1,191,164
CMO Series 2012-108 Class F
10/25/42	1.482%	2,412,916	2,411,350
CMO Series 2012-137 Class CF
08/25/41	1.282%	1,433,198	1,428,119

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	97

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-14 Class FG
07/25/40	1.382%	1,106,423	1,110,655
CMO Series 2012-47 Class HF
05/25/27	1.382%	3,795,307	3,808,835
CMO Series 2012-58 Class FA
03/25/39	1.482%	1,322,245	1,325,599
CMO Series 411 Class F1
08/25/42	1.532%	3,049,337	3,064,877
CMO Series 412 Class F2
08/25/42	1.482%	1,666,656	1,672,383
Series 2003-W16 Class AF5
11/25/33	4.566%	928,397	940,635
Federal National Mortgage Association(b),(d)
CMO Series 1996-4 Class SA
02/25/24	7.518%	120,105	18,631
CMO Series 2006-117 Class GS
12/25/36	5.668%	409,965	57,256
CMO Series 2006-43 Class SI
06/25/36	5.618%	1,489,261	239,475
CMO Series 2006-58 Class IG
07/25/36	5.538%	580,508	103,829
CMO Series 2006-8 Class WN
03/25/36	5.718%	1,585,311	315,287
CMO Series 2006-94 Class GI
10/25/26	5.668%	903,387	118,186
CMO Series 2007-109 Class PI
12/25/37	5.368%	1,020,384	114,162
CMO Series 2007-65 Class KI
07/25/37	5.638%	366,352	49,878
CMO Series 2007-72 Class EK
07/25/37	5.418%	1,500,650	223,972
CMO Series 2007-W7 Class 2A2
07/25/37	5.548%	633,369	110,845
CMO Series 2009-112 Class ST
01/25/40	5.268%	543,993	85,751
CMO Series 2009-17 Class QS
03/25/39	5.668%	310,533	49,085
CMO Series 2009-37 Class KI
06/25/39	5.018%	1,119,809	135,071
CMO Series 2009-68 Class SA
09/25/39	5.768%	749,033	125,955
CMO Series 2010-125 Class SA
11/25/40	3.458%	2,662,106	218,906
CMO Series 2010-147 Class SA
01/25/41	5.548%	2,864,842	597,479
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-35 Class SB
04/25/40	5.438%	433,387	96,306
CMO Series 2010-42 Class S
05/25/40	5.418%	296,759	46,141
CMO Series 2010-68 Class SA
07/25/40	4.018%	2,227,173	246,257
CMO Series 2011-30 Class LS
04/25/41	1.907%	1,954,634	117,221
Federal National Mortgage Association(h)
CMO Series 2000-18 Class EC
10/25/23	0.000%	102,992	98,113
CMO Series 2004-46 Class EP
03/25/34	0.000%	241,281	227,088
CMO Series 2006-113 Class
07/25/36	0.000%	104,011	100,397
CMO Series 2006-15 Class OP
03/25/36	0.000%	270,810	233,269
CMO Series 2006-60 Class CO
06/25/35	0.000%	96,177	94,420
CMO Series 2006-60 Class DO
04/25/35	0.000%	204,043	198,835
CMO Series 2006-8 Class WQ
03/25/36	0.000%	432,358	368,765
CMO Series 2006-86 Class OB
09/25/36	0.000%	540,455	494,576
CMO Series 2009-113 Class AO
01/25/40	0.000%	276,648	250,465
CMO Series 2009-69 Class
09/25/39	0.000%	183,208	166,851
CMO Series 2009-86 Class BO
03/25/37	0.000%	188,362	170,592
CMO Series 2009-86 Class OT
10/25/37	0.000%	590,128	517,184
CMO Series 2010-39 Class OT
10/25/35	0.000%	218,431	197,783
CMO Series 2010-68 Class CO
07/25/40	0.000%	475,689	434,067
CMO Series 2013-101 Class DO
10/25/43	0.000%	3,053,329	2,394,098
CMO Series 2013-128 Class
12/25/43	0.000%	2,200,863	1,709,247
CMO Series 2013-92 Class
09/25/43	0.000%	2,299,582	1,819,596
CMO Series 314 Class 1
07/25/31	0.000%	206,130	181,884

98	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3151 Class
05/15/36	0.000%	259,206	239,696
CMO STRIPS Series 293 Class 1
12/25/24	0.000%	238,883	222,445
CMO STRIPS Series 300 Class 1
09/25/24	0.000%	211,914	197,000
Federal National Mortgage Association(d)
CMO Series 2009-71 Class BI
08/25/24	4.500%	112,623	7,928
CMO Series 2009-86 Class IP
10/25/39	5.500%	225,983	40,379
CMO Series 2010-155 Class KI
01/25/21	3.000%	945,260	38,553
Government National Mortgage Association
09/15/22	5.000%	220,220	232,953
05/20/45	4.000%	1,457,436	1,547,719
04/20/63	4.493%	1,972,568	2,080,516
05/20/63	4.458%	2,855,605	3,007,386
05/20/63	4.465%	3,065,671	3,227,443
06/20/63	4.383%	4,463,927	4,709,295
09/20/38- 08/20/39	6.000%	1,513,445	1,730,120
09/20/38- 12/20/38	7.000%	289,034	339,875
CMO Series 2002-47 Class PG
07/16/32	6.500%	300,708	347,234
CMO Series 2003-25 Class PZ
04/20/33	5.500%	2,799,786	3,154,247
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,081,410	1,222,132
CMO Series 2005-26 Class XY
03/20/35	5.500%	954,202	1,066,797
CMO Series 2005-72 Class AZ
09/20/35	5.500%	1,364,216	1,502,501
CMO Series 2006-17 Class JN
04/20/36	6.000%	456,493	501,309
CMO Series 2006-33 Class NA
01/20/36	5.000%	387,243	405,306
CMO Series 2006-38 Class ZK
08/20/36	6.500%	1,405,909	1,629,531
CMO Series 2006-69 Class MB
12/20/36	5.500%	1,660,068	1,804,887
CMO Series 2008-23 Class PH
03/20/38	5.000%	1,474,936	1,575,332
CMO Series 2009-104 Class AB
08/16/39	7.000%	1,662,858	1,871,323
CMO Series 2009-2 Class PA
12/20/38	5.000%	259,642	278,970
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,093,568	1,119,573
CMO Series 2010-130 Class CP
10/16/40	7.000%	791,415	917,221
CMO Series 2010-14 Class QP
12/20/39	6.000%	185,128	190,357
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,041,406	2,282,249
CMO Series 2013-H01 Class FA
01/20/63	1.650%	3,565,591	3,543,811
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,168,719	2,145,307
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,034,047	4,019,373
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,412,494	5,338,301
Government National Mortgage Association(b),(d)
CMO Series 2005-3 Class SE
01/20/35	5.122%	1,237,678	178,809
CMO Series 2007-40 Class SN
07/20/37	5.702%	972,439	157,591
CMO Series 2008-62 Class SA
07/20/38	5.172%	889,420	135,277
CMO Series 2008-76 Class US
09/20/38	4.922%	1,081,736	136,907
CMO Series 2008-95 Class DS
12/20/38	6.322%	929,776	155,665
CMO Series 2009-102 Class SM
06/16/39	5.472%	602,640	40,851
CMO Series 2009-106 Class ST
02/20/38	5.022%	1,459,544	233,930
CMO Series 2009-64 Class SN
07/16/39	5.172%	726,851	92,810
CMO Series 2009-67 Class SA
08/16/39	5.122%	475,266	63,076
CMO Series 2009-72 Class SM
08/16/39	5.322%	1,170,115	186,083
CMO Series 2009-81 Class SB
09/20/39	5.112%	1,449,494	200,990
CMO Series 2010-47 Class PX
06/20/37	5.722%	1,725,857	300,412
CMO Series 2011-75 Class SM
05/20/41	5.622%	820,397	158,269
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
04/20/37	19.851%	153,332	207,710

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	99

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-H17 Class XQ
07/20/60	5.238%	5,685,559	5,913,977
CMO Series 2011-137 Class WA
07/20/40	5.546%	1,415,608	1,581,164
CMO Series 2012-141 Class WC
01/20/42	3.718%	1,110,434	1,153,672
CMO Series 2012-61 Class FM
05/16/42	1.328%	3,678,636	3,679,352
CMO Series 2012-H10 Class FA
12/20/61	1.330%	2,112,430	2,108,023
CMO Series 2012-H21 Class CF
05/20/61	1.480%	1,614,748	1,619,175
CMO Series 2012-H21 Class DF
05/20/61	1.430%	1,440,988	1,444,338
CMO Series 2012-H26 Class MA
07/20/62	1.330%	1,201,264	1,203,063
CMO Series 2012-H28 Class FA
09/20/62	1.360%	3,002,447	3,010,245
CMO Series 2012-H29 Class FA
10/20/62	1.295%	2,134,089	2,127,299
CMO Series 2012-H30 Class JA
01/20/60	1.260%	385,628	385,812
CMO Series 2012-H30 Class PA
11/20/59	1.230%	266,219	266,316
CMO Series 2013-54 Class WA
11/20/42	4.726%	2,222,178	2,401,836
CMO Series 2013-75 Class WA
06/20/40	5.213%	786,403	861,963
CMO Series 2013-H01 Class TA
01/20/63	1.280%	1,130,397	1,132,279
CMO Series 2013-H05 Class FB
02/20/62	1.180%	1,728,007	1,728,562
CMO Series 2013-H07 Class GA
03/20/63	1.250%	2,220,833	2,210,039
CMO Series 2013-H07 Class HA
03/20/63	1.190%	1,517,543	1,506,550
CMO Series 2013-H09 Class GA
04/20/63	1.260%	2,540,418	2,528,487
CMO Series 2013-H09 Class SA
04/20/63	1.280%	3,296,423	3,280,827
CMO Series 2013-H21 Class FA
09/20/63	1.530%	4,095,269	4,113,988
CMO Series 2013-H21 Class FB
09/20/63	1.480%	4,303,432	4,315,718
CMO Series 2015-H15 Class FD
06/20/65	1.220%	1,895,624	1,880,053
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-H23 Class FB
09/20/65	1.300%	1,893,584	1,882,771
Series 2015-H26 Class FG
10/20/65	1.300%	985,310	981,039
Series 2015-H30 Class FE
11/20/65	1.380%	7,594,464	7,591,845
Government National Mortgage Association(h)
CMO Series 2008-1 Class
01/20/38	0.000%	164,819	139,016
CMO Series 2010-14 Class AO
12/20/32	0.000%	199,583	189,068
CMO Series 2010-157 Class OP
12/20/40	0.000%	1,052,522	860,963
Government National Mortgage Association(d)
CMO Series 2010-107 Class IL
07/20/39	6.000%	1,136,046	318,744
CMO Series 2010-144 Class BI
09/16/37	4.000%	1,591,981	69,054
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/28	6.750%	373,330	426,650
Total Residential Mortgage-Backed Securities - Agency (Cost $456,459,297)			466,811,762

Residential Mortgage-Backed Securities - Non-Agency 2.5%

Ajax Mortgage Loan Trust(a),(b)
CMO Series 2015-B Class A
07/25/60	3.875%	1,383,047	1,375,424
Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/56	4.125%	3,415,605	3,409,332
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	740,340	743,087
ARLP Securitization Trust(a),(b)
CMO Series 2015-1 Class A1
05/25/55	3.967%	2,026,698	2,043,698
ASG Resecuritization Trust(a),(b)
CMO Series 2009-3 Class A65
03/26/37	2.736%	376,924	375,761
CMO Series 2011-1 Class 3A50
11/28/35	3.359%	316,722	313,697
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-AG1 Class A4
06/25/35	4.813%	474,679	482,577
Banc of America Alternative Loan Trust
CMO Series 2004-1 Class 1A1
02/25/34	6.000%	332,602	352,786

100	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	158,577	162,318
Banc of America Mortgage Trust(h)
CMO Series 2004-5 Class 1A9
06/25/34	0.000%	207,657	188,520
Banc of America Mortgage Trust(b)
CMO Series 2004-C Class 2A2
04/25/34	3.475%	161,787	160,911
BCAP LLC Trust(a)
08/26/37	5.000%	297,249	297,261
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	2,147	2,141
BCAP LLC Trust(a),(b)
CMO Series 2010-RR12 Class 2A5
01/26/36	3.281%	141,493	141,118
CMO Series 2010-RR7 Class 1A5
04/26/35	3.239%	17,236	17,211
CMO Series 2010-RR7 Class 2A1
07/26/45	3.093%	563,561	574,062
CMO Series 2010-RR8 Class 3A4
05/26/35	3.097%	102,269	101,819
CMO Series 2012-3 Class 2A5
05/26/37	2.512%	163,773	163,430
CMO Series 2012-RR10 Class 1A1
02/26/37	1.008%	358,381	351,175
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2003-4 Class 3A1
07/25/33	3.152%	83,287	83,384
CMO Series 2003-7 Class 6A
10/25/33	3.204%	539,681	542,523
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
07/25/34	1.622%	572,472	562,497
CMO Series 2005-2 Class 1A1
03/25/35	1.482%	188,006	184,483
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
12/25/33	1.882%	400,118	381,782
Chase Mortgage Finance Corp.(b)
CMO Series 2007-A1 Class 1A3
02/25/37	3.275%	896,858	887,560
CMO Series 2007-A1 Class 2A1
02/25/37	3.101%	354,104	354,040
CMO Series 2007-A1 Class 7A1
02/25/37	3.126%	185,825	186,102
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	188,476	187,364
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	272,604	278,526
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2008-AR4 Class 1A1A
11/25/38	3.578%	276,359	277,171
CMO Series 2009-10 Class 1A1
09/25/33	2.785%	524,775	541,265
CMO Series 2010-10 Class 2A1
02/25/36	3.045%	334,422	336,048
CMO Series 2010-7 Class 10A1
02/25/35	3.103%	5,646	5,639
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	208,950	214,022
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	313,444	321,321
CMO Series 2004-3 Class A26
04/25/34	5.500%	160,627	163,615
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	396,295	408,890
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	170,404	174,646
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	273,638	277,044
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	368,523	383,636
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	146,503	148,085
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	339,076	353,263
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2010-11R Class A6
06/28/47	1.982%	1,174,710	1,167,945
CMO Series 2010-17R Class 1A1
06/26/36	3.077%	210,454	215,512
CMO Series 2011-16R Class 7A3
12/27/36	3.205%	105,086	105,082
CMO Series 2011-6R Class 3A1
07/28/36	3.233%	42,240	42,184
CMO Series 2012-3R Class 1A1
07/27/37	2.791%	18,228	18,191

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	101

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/34	2.998%	3,547,228	3,463,809
DBRR Trust(a),(b)
Series 2015-LCM Class A2
06/10/34	3.422%	3,152,000	3,114,981
GCAT (a),(b)
CMO Series 2015-2 Class A1
07/25/20	3.750%	2,799,638	2,801,411
GMAC Mortgage Corp. Loan Trust(b)
CMO Series 2003-AR2 Class 2A4
12/19/33	3.662%	572,784	563,578
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
09/25/35	1.332%	895,092	764,983
GSMPS Mortgage Loan Trust(a),(b),(d)
CMO Series 2005-RP3 Class 1AS
09/25/35	3.883%	693,696	67,283
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	457,619	465,790
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
06/25/35	1.482%	26,383	25,049
HarborView Mortgage Loan Trust(b)
CMO Series 2004-3 Class 1A
05/19/34	3.076%	1,757,021	1,765,541
Homeowner Assistance Program Reverse Mortgage Loan Trust(a)
CMO Series 2013-RM1 Class A
05/26/53	4.000%	1,138,342	1,131,227
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
05/25/35	1.582%	283,131	271,165
Impac Secured Assets CMN Owner Trust(b)
CMO Series 2003-3 Class A1
08/25/33	4.893%	203,439	208,311
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
05/25/36	1.332%	244,598	220,531
CMO Series 2006-2 Class 2A1
08/25/36	1.332%	286,535	277,526
JPMorgan Mortgage Trust(b)
CMO Series 2007-A1 Class 5A5
07/25/35	3.420%	513,673	514,270
Series 2006-A2 Class 5A3
11/25/33	3.118%	652,226	661,157
MASTR Adjustable Rate Mortgages Trust(b)
CMO Series 2004-13 Class 2A1
04/21/34	3.064%	373,100	382,631
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-13 Class 3A7
11/21/34	3.050%	688,388	702,651
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/33	5.500%	88,771	91,212
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/32	6.500%	271,858	289,442
CMO Series 2004-2 Class A2
08/25/32	6.500%	428,176	455,871
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
03/25/28	1.762%	256,026	244,978
CMO Series 2003-E Class A1
10/25/28	1.602%	728,085	698,391
CMO Series 2004-1 Class 2A1
12/25/34	3.010%	486,136	486,865
CMO Series 2004-A Class A1
04/25/29	1.442%	677,165	649,100
CMO Series 2004-A4 Class A2
08/25/34	2.855%	548,337	557,745
CMO Series 2004-G Class A2
01/25/30	1.916%	300,700	290,159
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2004-3 Class 4A
04/25/34	5.666%	411,919	430,492
Morgan Stanley Re-Remic Trust(a)
07/27/49	0.250%	2,400,000	2,308,717
07/27/49	2.000%	389,135	389,217
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/34	6.500%	199,569	196,004
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
12/08/20	1.337%	727,781	730,726
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	207,291	207,959
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/19	4.750%	153,857	154,079
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	124,746	124,314
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	465,793	514,388

102	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	134,918	139,184
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	17,493	17,491
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-9 Class 3A1
10/26/34	5.000%	70,678	71,155
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/31	7.000%	440,629	457,603
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ1 Class A3
03/25/36	1.282%	210,316	210,069
Residential Asset Securitization Trust(b)
CMO Series 2004-IP2 Class 1A1
12/25/34	3.188%	447,087	448,347
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
04/20/33	1.738%	1,269,713	1,197,282
CMO Series 2003-8 Class A1
01/20/34	1.618%	1,058,579	1,007,797
CMO Series 2004-11 Class A1
12/20/34	1.578%	1,043,974	1,023,009
CMO Series 2004-12 Class A3
01/20/35	1.640%	387,374	355,252
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2004-4 Class 5A
04/25/34	3.372%	210,208	208,058
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
10/19/34	1.638%	693,474	661,404
CMO Series 2005-AR5 Class A3
07/19/35	1.228%	334,930	324,297
Structured Asset Securities Corp.(b)
CMO Series 2004-4XS Class 1A5
02/25/34	5.990%	492,657	505,382
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	435,502	455,311
CMO Series 2004-5H Class A4
12/25/33	5.540%	617,143	632,472
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2003-34A Class 3A3
11/25/33	3.279%	992,570	974,481
CMO Series 2003-40A Class 3A2
01/25/34	3.224%	463,431	461,553
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.689%	437,907	444,776
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-6XS Class A5A
03/25/34	5.689%	364,922	366,410
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-4 Class 3A
12/25/44	2.723%	352,399	349,122
US Residential Opportunity Fund III Trust(a)
CMO Series 2016-1III Class A
07/27/36	3.475%	1,756,361	1,753,659
Vericrest Opportunity Loan Transferee L LLC(a)
CMO Series 2016-NP10 Class A1
09/25/46	3.500%	3,919,915	3,944,448
Vericrest Opportunity Loan Transferee LI LLC(a)
Series 2016-NP11 Class A1
10/25/46	3.500%	3,056,212	3,065,621
Vericrest Opportunity Loan Transferee LIII LLC(a)
CMO Series 2016-NP13 Class A1
12/26/46	3.875%	3,292,027	3,315,696
Vericrest Opportunity Loan Transferee XLV LLC(a)
CMO Series 2016-NPL5 Class A1
05/25/46	4.000%	547,964	552,578
Vericrest Opportunity Loan Transferee XLVI LLC(a)
CMO Series 2016-NPL6 Class A1
06/25/46	3.844%	1,495,007	1,497,822
Vericrest Opportunity Loan Transferee XLVII LLC(a)
CMO Series 2016-NPL7 Class A1
06/25/46	3.750%	1,725,239	1,723,197
Vericrest Opportunity Loan Transferee XXXV LLC(a)
CMO Series 2016-NPL9 Class A1
09/25/46	3.500%	2,597,738	2,597,147
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	199,665	199,984
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2003-AR11 Class A6
10/25/33	2.841%	667,567	671,761
CMO Series 2003-AR5 Class A7
06/25/33	2.839%	288,065	291,056
CMO Series 2003-AR6 Class A1
06/25/33	2.899%	357,618	356,024
CMO Series 2003-AR7 Class A7
08/25/33	2.675%	435,684	436,669
CMO Series 2004-AR3 Class A2
06/25/34	2.842%	242,313	244,763
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	172,352	172,392
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	110,218	113,101

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	103

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	104,621	107,262
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/33	5.750%	132,139	138,853
Wells Fargo Mortgage-Backed Securities Trust(b)
CMO Series 2003-J Class 2A1
10/25/33	2.968%	130,252	131,068
CMO Series 2003-L Class 2A1
11/25/33	2.939%	182,600	178,722
CMO Series 2004-EE Class 2A1
12/25/34	3.049%	64,010	64,514
CMO Series 2004-G Class A3
06/25/34	3.042%	68,741	68,782
CMO Series 2004P Class 2A1
09/25/34	2.994%	834,257	859,158
CMO Series 2004-U Class A1
10/25/34	3.189%	787,671	784,250
CMO Series 2004-W Class A9
11/25/34	3.003%	552,478	560,090
CMO Series 2005-AR8 Class 2A1
06/25/35	3.174%	106,903	108,868
CMO Series 2005-AR9 Class 2A1
10/25/33	3.069%	247,680	250,139
Series 2005-AR3 Class 1A1
03/25/35	3.094%	2,126,948	2,169,196
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/34	5.500%	353,682	360,581
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	280,312	290,291
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $82,266,078)			83,597,848

U.S. Government & Agency Obligations 4.6%

Federal Farm Credit Banks
11/15/18	5.125%	2,664,000	2,829,711
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,758,285
07/15/36	5.500%	2,000,000	2,649,586
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	30,767,340
Federal National Mortgage Association(f)
06/01/17	0.000%	10,000,000	9,985,880
STRIPS
05/15/30	0.000%	3,750,000	2,430,030
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Financing Corp.(f)
11/30/17	0.000%	3,250,000	3,227,952
STRIPS
05/11/18	0.000%	3,600,000	3,549,337
Israel Government AID Bond(f)
11/15/23	0.000%	1,316,000	1,098,799
11/01/24	0.000%	6,135,000	4,989,540
02/15/25	0.000%	2,250,000	1,772,001
02/15/25	0.000%	2,000,000	1,583,564
08/15/25	0.000%	2,500,000	1,949,843
11/15/26	0.000%	1,500,000	1,122,662
Israel Government AID Bond
09/18/33	5.500%	1,000,000	1,307,436
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,546,290
Residual Funding Corp.(f)
STRIPS
10/15/19	0.000%	14,600,000	14,064,983
07/15/20	0.000%	40,873,000	38,488,265
10/15/20	0.000%	7,500,000	7,021,140
01/15/21	0.000%	1,995,000	1,849,678
Resolution Funding Corp.(f)
10/15/25	0.000%	470,000	375,879
01/15/26	0.000%	535,000	416,207
Tennessee Valley Authority
07/18/17	5.500%	6,000,000	6,080,274
04/01/36	5.880%	500,000	666,764
09/15/39	5.250%	2,370,000	2,990,627
09/15/65	4.250%	2,258,000	2,369,344
Tennessee Valley Authority(f)
STRIPS
11/01/25	0.000%	8,500,000	6,541,898
06/15/35	0.000%	750,000	374,110
Total U.S. Government & Agency Obligations (Cost $152,660,504)			153,807,425

U.S. Treasury Obligations 24.1%

U.S. Treasury
10/15/17	0.875%	13,890,000	13,883,489
11/15/17	4.250%	1,000,000	1,020,000
02/15/18	3.500%	6,000,000	6,125,628
08/31/18	1.500%	4,500,000	4,520,214
11/30/18	1.250%	14,000,000	14,009,296
05/15/19	3.125%	37,151,000	38,564,484
06/30/19	1.000%	1,500,000	1,489,454
02/15/20	8.500%	500,000	598,946
05/15/20	3.500%	28,000,000	29,649,368
06/30/20	1.625%	1,200,000	1,201,125
08/15/20	2.625%	5,650,000	5,831,636
08/15/20	8.750%	28,500,000	35,138,505
08/31/20	2.125%	4,000,000	4,062,968
11/15/20	2.625%	2,900,000	2,994,589

104	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/21	2.125%	16,000,000	16,218,752
02/15/21	3.625%	6,600,000	7,066,125
05/15/21	3.125%	7,000,000	7,364,217
08/15/21	2.125%	30,000,000	30,353,910
10/31/21	2.000%	1,500,000	1,506,855
12/31/21	2.125%	2,000,000	2,018,906
01/31/22	1.500%	1,000,000	980,312
09/30/22	1.750%	6,000,000	5,909,298
05/15/23	1.750%	62,000,000	60,655,840
08/15/23	2.500%	3,350,000	3,417,784
02/15/24	2.750%	3,500,000	3,621,681
05/15/25	2.125%	6,000,000	5,909,532
02/15/26	6.000%	15,842,000	20,477,639
08/15/28	5.500%	16,500,000	21,424,227
02/15/29	5.250%	720,000	923,090
08/15/29	6.125%	5,250,000	7,271,250
02/15/37	4.750%	2,000,000	2,611,328
05/15/37	5.000%	5,000,000	6,724,610
02/15/38	4.375%	9,900,000	12,355,279
05/15/38	4.500%	15,600,000	19,786,400
02/15/39	3.500%	7,500,000	8,254,395
05/15/39	4.250%	3,000,000	3,663,633
08/15/39	4.500%	7,500,000	9,472,560
11/15/39	4.375%	19,500,000	24,202,854
05/15/40	4.375%	1,000,000	1,241,602
08/15/40	3.875%	3,510,000	4,057,890
11/15/40	4.250%	4,500,000	5,492,461
05/15/41	4.375%	4,300,000	5,353,332
11/15/41	3.125%	4,640,000	4,748,205
08/15/42	2.750%	4,500,000	4,290,116
05/15/43	2.875%	5,500,000	5,355,625
U.S. Treasury(f)
STRIPS
08/15/19	0.000%	1,410,000	1,362,838
02/15/20	0.000%	5,030,000	4,815,194
05/15/20	0.000%	35,061,000	33,343,432
08/15/20	0.000%	11,295,000	10,670,590
02/15/21	0.000%	28,185,000	26,262,783
05/15/21	0.000%	22,965,000	21,256,174
08/15/21	0.000%	19,045,000	17,498,908
11/15/21	0.000%	6,245,000	5,699,468
02/15/22	0.000%	3,790,000	3,431,413
05/15/22	0.000%	9,005,000	8,094,045
08/15/22	0.000%	2,500,000	2,229,815
11/15/22	0.000%	3,750,000	3,320,175
02/15/23	0.000%	20,665,000	18,153,851
05/15/23	0.000%	9,500,000	8,287,562
08/15/23	0.000%	1,500,000	1,299,392
11/15/23	0.000%	1,300,000	1,117,892
02/15/24	0.000%	1,350,000	1,152,390
08/15/24	0.000%	1,000,000	839,942
11/15/24	0.000%	4,500,000	3,751,556
02/15/25	0.000%	1,000,000	826,639
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/25	0.000%	2,500,000	2,050,585
02/15/26	0.000%	500,000	400,437
08/15/26	0.000%	1,452,000	1,144,500
11/15/26	0.000%	9,000,000	7,028,739
02/15/27	0.000%	15,200,000	11,790,716
08/15/27	0.000%	4,200,000	3,207,322
11/15/27	0.000%	12,540,000	9,507,264
02/15/28	0.000%	7,250,000	5,452,725
05/15/28	0.000%	1,660,000	1,237,445
08/15/28	0.000%	3,200,000	2,367,238
11/15/28	0.000%	1,700,000	1,248,245
02/15/29	0.000%	7,665,000	5,569,604
08/15/29	0.000%	6,400,000	4,582,118
11/15/29	0.000%	2,600,000	1,846,707
02/15/30	0.000%	7,650,000	5,395,247
05/15/30	0.000%	7,000,000	4,897,991
08/15/30	0.000%	6,250,000	4,330,194
11/15/30	0.000%	7,450,000	5,118,746
02/15/31	0.000%	6,600,000	4,500,850
05/15/31	0.000%	6,700,000	4,521,562
08/15/31	0.000%	3,800,000	2,541,052
11/15/31	0.000%	6,640,000	4,399,637
02/15/32	0.000%	6,875,000	4,515,617
05/15/32	0.000%	14,700,000	9,578,152
08/15/32	0.000%	1,500,000	969,626
11/15/32	0.000%	10,450,000	6,686,965
02/15/33	0.000%	9,850,000	6,252,425
05/15/33	0.000%	29,425,000	18,502,646
08/15/33	0.000%	4,000,000	2,493,040
11/15/33	0.000%	7,400,000	4,568,642
02/15/34	0.000%	2,400,000	1,469,506
05/15/34	0.000%	2,400,000	1,455,024
08/15/34	0.000%	8,375,000	5,035,980
11/15/34	0.000%	1,850,000	1,103,216
02/15/35	0.000%	4,210,000	2,487,230
05/15/35	0.000%	3,050,000	1,785,464
Total U.S. Treasury Obligations (Cost $790,880,063)			805,275,926

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(i),(j)	93,356,063	93,356,063
Total Money Market Funds (Cost $93,353,312)		93,356,063
Total Investments (Cost: $3,282,361,477)		3,327,020,264
Other Assets & Liabilities, Net		15,403,116
Net Assets		3,342,423,380

Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	105

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $504,860,174 or 15.10% of net assets.
(b)	Variable rate security.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $635,305, which represents 0.02% of net assets.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Zero coupon bond.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	29,215,651	146,097,105	(81,956,693)	93,356,063	(340)	127,386	93,356,063
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,282,361,000	67,406,000	(22,747,000)	44,659,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
106	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	249,729,087	33,204,442	—	282,933,529
Commercial Mortgage-Backed Securities - Agency	—	484,909,735	—	—	484,909,735
Commercial Mortgage-Backed Securities - Non-Agency	—	65,771,139	7,147,104	—	72,918,243
Corporate Bonds & Notes	—	822,476,784	3,852,167	—	826,328,951
Foreign Government Obligations	—	48,510,093	—	—	48,510,093
Inflation-Indexed Bonds	—	2,463,764	—	—	2,463,764
Municipal Bonds	—	6,106,925	—	—	6,106,925
Residential Mortgage-Backed Securities - Agency	—	466,811,762	—	—	466,811,762
Residential Mortgage-Backed Securities - Non-Agency	—	80,033,706	3,564,142	—	83,597,848
U.S. Government & Agency Obligations	—	153,807,425	—	—	153,807,425
U.S. Treasury Obligations	471,819,410	333,456,516	—	—	805,275,926
Money Market Funds	—	—	—	93,356,063	93,356,063
Total Investments	471,819,410	2,714,076,936	47,767,855	93,356,063	3,327,020,264
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017	107

Portfolio of Investments  (continued)
Variable Portfolio - Partners Core Bond Fund (formerly Variable Portfolio – J.P. Morgan Core Bond Fund ), March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 03/31/2017 ($)
Asset-Backed Securities — Non-Agency	31,516,929	(14,680)	24,826	(300,841)	6,569,186	(1,392,781)	3,500,000	(6,698,197)	33,204,442
Commercial Mortgage-Backed Securities — Non-Agency	7,752,723	(68,586)	927	41,485	—	(579,445)	—	—	7,147,104
Corporate Bonds & Notes	4,114,628	—	6,597	921	—	(269,979)	—	—	3,852,167
Residential Mortgage-Backed Securities — Non-Agency	10,482,326	347	11,687	4,603	—	(3,645,531)	3,549,365	(6,838,655)	3,564,142
Total	53,866,606	(82,919)	44,037	(253,832)	6,569,186	(5,887,736)	7,049,365	(13,536,852)	47,767,855
(a) Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2017 was $(250,250), which is comprised of Asset-Backed Securities — Non-Agency of $(303,463), Commercial Mortgage-Backed Securities — Non-Agency of $41,108, Corporate Bonds & Notes of $921 and Residential Mortgage-Backed Securities — Non-Agency of $11,184.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
108	Variable Portfolio - Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Jennison Mid Cap Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.0%
Issuer	Shares	Value ($)
Consumer Discretionary 18.8%
Auto Components 1.3%
Delphi Automotive PLC	74,915	6,029,908
Hotels, Restaurants & Leisure 4.9%
Aramark	152,227	5,612,609
Hilton Worldwide Holdings, Inc.	112,071	6,551,671
Marriott International, Inc., Class A	27,100	2,552,278
Norwegian Cruise Line Holdings Ltd.(a)	108,190	5,488,479
Vail Resorts, Inc.	12,151	2,331,777
Total		22,536,814
Household Durables 0.4%
Toll Brothers, Inc.(a)	50,510	1,823,916
Internet & Direct Marketing Retail 0.6%
Expedia, Inc.	21,380	2,697,515
Media 1.7%
AMC Networks, Inc., Class A(a)	93,975	5,514,453
Cinemark Holdings, Inc.	53,042	2,351,882
Total		7,866,335
Multiline Retail 3.4%
Dollar General Corp.	58,604	4,086,457
Dollar Tree, Inc.(a)	150,091	11,776,140
Total		15,862,597
Specialty Retail 6.4%
Advance Auto Parts, Inc.	20,298	3,009,381
AutoZone, Inc.(a)	7,454	5,389,615
Burlington Stores, Inc.(a)	71,973	7,002,253
Ross Stores, Inc.	89,210	5,876,263
Ulta Beauty, Inc.(a)	27,984	7,981,876
Total		29,259,388
Textiles, Apparel & Luxury Goods 0.1%
Kate Spade & Co.(a)	18,776	436,167
Total Consumer Discretionary		86,512,640
Consumer Staples 5.8%
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc.(a)	213,290	4,931,265
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 3.2%
Hain Celestial Group, Inc. (The)(a)	177,651	6,608,617
JM Smucker Co. (The)	23,415	3,069,238
Mead Johnson Nutrition Co.	26,517	2,362,134
TreeHouse Foods, Inc.(a)	29,665	2,511,439
Total		14,551,428
Household Products 1.5%
Church & Dwight Co., Inc.	93,813	4,678,454
Clorox Co. (The)	17,792	2,398,896
Total		7,077,350
Total Consumer Staples		26,560,043
Energy 2.4%
Energy Equipment & Services 0.6%
Patterson-UTI Energy, Inc.	106,017	2,573,033
Oil, Gas & Consumable Fuels 1.8%
Noble Energy, Inc.	141,473	4,858,183
Targa Resources Corp.	59,346	3,554,825
Total		8,413,008
Total Energy		10,986,041
Financials 9.4%
Banks 1.6%
Bank of the Ozarks, Inc.	23,546	1,224,627
First Republic Bank	67,522	6,334,239
Total		7,558,866
Capital Markets 3.8%
Affiliated Managers Group, Inc.	46,069	7,552,552
Intercontinental Exchange, Inc.	76,846	4,600,770
TD Ameritrade Holding Corp.	131,385	5,105,621
Total		17,258,943
Consumer Finance 1.8%
SLM Corp.(a)	691,755	8,370,236
Mortgage Real Estate Investment Trusts (REITS) 2.2%
MFA Financial, Inc.	448,695	3,625,455
Starwood Property Trust, Inc.	289,698	6,541,381
Total		10,166,836
Total Financials		43,354,881

Variable Portfolio – Jennison Mid Cap Growth Fund | Quarterly Report 2017	109

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.5%
Biotechnology 1.9%
Alexion Pharmaceuticals, Inc.(a)	22,450	2,721,838
BioMarin Pharmaceutical, Inc.(a)	52,192	4,581,414
Vertex Pharmaceuticals, Inc.(a)	15,015	1,641,890
Total		8,945,142
Health Care Equipment & Supplies 4.7%
Align Technology, Inc.(a)	32,195	3,693,088
Cooper Companies, Inc. (The)	22,964	4,590,274
CR Bard, Inc.	10,329	2,567,170
DexCom, Inc.(a)	58,049	4,918,492
Edwards Lifesciences Corp.(a)	38,635	3,634,394
West Pharmaceutical Services, Inc.	25,893	2,113,128
Total		21,516,546
Health Care Providers & Services 4.4%
Centene Corp.(a)	80,280	5,720,753
Henry Schein, Inc.(a)	32,057	5,448,728
Laboratory Corp. of America Holdings(a)	42,529	6,101,636
Universal Health Services, Inc., Class B	24,611	3,062,839
Total		20,333,956
Life Sciences Tools & Services 1.1%
Illumina, Inc.(a)	13,809	2,356,368
Quintiles IMS Holdings, Inc.(a)	34,316	2,763,467
Total		5,119,835
Pharmaceuticals 1.4%
Zoetis, Inc.	119,609	6,383,532
Total Health Care		62,299,011
Industrials 13.2%
Airlines 1.0%
Spirit Airlines, Inc.(a)	90,168	4,785,216
Building Products 1.0%
Allegion PLC	59,009	4,466,981
Commercial Services & Supplies 2.0%
Copart, Inc.(a)	38,566	2,388,392
Stericycle, Inc.(a)	82,221	6,815,299
Total		9,203,691
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 1.0%
Quanta Services, Inc.(a)	122,228	4,535,881
Electrical Equipment 1.8%
AMETEK, Inc.	158,209	8,555,943
Industrial Conglomerates 2.6%
Carlisle Companies, Inc.	25,547	2,718,456
Roper Technologies, Inc.	45,244	9,342,434
Total		12,060,890
Professional Services 1.8%
IHS Markit Ltd.(a)	198,543	8,328,879
Road & Rail 0.8%
JB Hunt Transport Services, Inc.	39,090	3,586,116
Trading Companies & Distributors 1.2%
Fastenal Co.	62,185	3,202,527
MSC Industrial Direct Co., Inc., Class A	21,902	2,250,650
Total		5,453,177
Total Industrials		60,976,774
Information Technology 22.1%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	48,801	5,498,897
Electronic Equipment, Instruments & Components 2.9%
Amphenol Corp., Class A	113,857	8,103,202
CDW Corp.	57,142	3,297,665
IPG Photonics Corp.(a)	16,903	2,040,192
Total		13,441,059
IT Services 5.5%
Fidelity National Information Services, Inc.	57,547	4,581,892
FleetCor Technologies, Inc.(a)	33,301	5,042,771
Global Payments, Inc.	85,518	6,899,592
Vantiv, Inc., Class A(a)	141,343	9,062,913
Total		25,587,168
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	111,047	9,100,302
Microchip Technology, Inc.	31,213	2,302,895
NXP Semiconductors NV(a)	66,651	6,898,378
Total		18,301,575

110	Variable Portfolio – Jennison Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.5%
Check Point Software Technologies Ltd.(a)	55,027	5,649,072
Electronic Arts, Inc.(a)	81,129	7,262,668
Intuit, Inc.	29,567	3,429,476
Red Hat, Inc.(a)	119,970	10,377,405
ServiceNow, Inc.(a)	72,864	6,373,414
Splunk, Inc.(a)	96,843	6,032,351
Total		39,124,386
Total Information Technology		101,953,085
Materials 5.1%
Chemicals 3.2%
Albemarle Corp.	18,803	1,986,349
Axalta Coating Systems Ltd.(a)	146,090	4,704,098
FMC Corp.	80,312	5,588,912
WR Grace & Co.	36,036	2,512,070
Total		14,791,429
Construction Materials 0.9%
Vulcan Materials Co.	34,333	4,136,440
Containers & Packaging 1.0%
Sealed Air Corp.	102,293	4,457,929
Total Materials		23,385,798
Real Estate 7.4%
Equity Real Estate Investment Trusts (REITS) 5.9%
Crown Castle International Corp.	50,905	4,807,977
Equinix, Inc.	18,865	7,552,980
Park Hotels & Resorts, Inc.	69,131	1,774,593
SBA Communications Corp(a)	110,067	13,248,765
Total		27,384,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.5%
CBRE Group, Inc., Class A(a)	199,652	6,945,893
Total Real Estate		34,330,208
Utilities 0.3%
Independent Power and Renewable Electricity Producers 0.3%
Atlantica Yield PLC	75,450	1,581,432
Total Utilities		1,581,432
Total Common Stocks (Cost $389,283,019)		451,939,913

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	13,716,720	13,716,720
Total Money Market Funds (Cost $13,716,486)		13,716,720
Total Investments (Cost: $402,999,505)		465,656,633
Other Assets & Liabilities, Net		(4,415,322)
Net Assets		461,241,311

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	15,402,040	19,341,537	(21,026,857)	13,716,720	(346)	25,735	13,716,720
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Jennison Mid Cap Growth Fund | Quarterly Report 2017	111

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	86,512,640	—	—	—	86,512,640
Consumer Staples	26,560,043	—	—	—	26,560,043
Energy	10,986,041	—	—	—	10,986,041
Financials	43,354,881	—	—	—	43,354,881
Health Care	62,299,011	—	—	—	62,299,011
Industrials	60,976,774	—	—	—	60,976,774
112	Variable Portfolio – Jennison Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Jennison Mid Cap Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	101,953,085	—	—	—	101,953,085
Materials	23,385,798	—	—	—	23,385,798
Real Estate	34,330,208	—	—	—	34,330,208
Utilities	1,581,432	—	—	—	1,581,432
Total Common Stocks	451,939,913	—	—	—	451,939,913
Money Market Funds	—	—	—	13,716,720	13,716,720
Total Investments	451,939,913	—	—	13,716,720	465,656,633
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Jennison Mid Cap Growth Fund | Quarterly Report 2017	113

Portfolio of Investments
Variable Portfolio – MFS® Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 6.8%
Auto Components 1.0%
Delphi Automotive PLC	258,562	20,811,655
Automobiles 0.3%
Harley-Davidson, Inc.	104,606	6,328,663
Household Durables 0.2%
Newell Brands, Inc.	73,494	3,466,712
Media 4.3%
Comcast Corp., Class A	743,858	27,961,622
Interpublic Group of Companies, Inc. (The)	443,670	10,900,972
Omnicom Group, Inc.	345,468	29,782,797
Time Warner, Inc.	184,620	18,039,220
Walt Disney Co. (The)	46,320	5,252,225
Total		91,936,836
Multiline Retail 0.3%
Target Corp.	138,905	7,666,167
Specialty Retail 0.3%
Advance Auto Parts, Inc.	39,619	5,873,913
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc.	409,403	8,499,206
Total Consumer Discretionary		144,583,152
Consumer Staples 12.7%
Beverages 1.6%
Diageo PLC	757,495	21,671,918
PepsiCo, Inc.	111,507	12,473,173
Total		34,145,091
Food & Staples Retailing 1.6%
CVS Health Corp.	430,219	33,772,192
Food Products 4.2%
Archer-Daniels-Midland Co.	240,512	11,073,172
Danone SA	130,454	8,873,371
General Mills, Inc.	319,155	18,833,337
JM Smucker Co. (The)	74,335	9,743,832
Mead Johnson Nutrition Co.	71,680	6,385,254
Nestlé SA, Registered Shares	441,730	33,891,030
Total		88,799,996
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.4%
Procter & Gamble Co. (The)	93,412	8,393,068
Personal Products 0.4%
Coty, Inc., Class A	464,895	8,428,546
Tobacco 4.5%
Altria Group, Inc.	189,341	13,522,734
Philip Morris International, Inc.	716,667	80,911,705
Total		94,434,439
Total Consumer Staples		267,973,332
Energy 4.8%
Energy Equipment & Services 1.3%
Schlumberger Ltd.	354,004	27,647,713
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	170,341	18,289,513
EOG Resources, Inc.	206,294	20,123,980
Exxon Mobil Corp.	247,667	20,311,171
Occidental Petroleum Corp.	243,321	15,416,818
Total		74,141,482
Total Energy		101,789,195
Financials 29.4%
Banks 13.2%
Citigroup, Inc.	615,905	36,843,437
JPMorgan Chase & Co.	1,105,008	97,063,903
PNC Financial Services Group, Inc. (The)	222,388	26,739,933
U.S. Bancorp	926,313	47,705,120
Wells Fargo & Co.	1,283,226	71,424,359
Total		279,776,752
Capital Markets 7.6%
Bank of New York Mellon Corp. (The)	482,475	22,787,294
BlackRock, Inc.	50,101	19,214,235
Franklin Resources, Inc.	265,516	11,188,844
Goldman Sachs Group, Inc. (The)	206,098	47,344,833
Moody’s Corp.	124,711	13,972,621
Nasdaq, Inc.	317,934	22,080,516
S&P Global, Inc.	35,612	4,655,913
State Street Corp.	208,351	16,586,823
T. Rowe Price Group, Inc.	55,569	3,787,027
Total		161,618,106

114	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.0%
American Express Co.	252,450	19,971,319
Insurance 7.6%
Aon PLC	293,882	34,880,855
Chubb Ltd.	291,230	39,680,087
MetLife, Inc.	569,311	30,071,007
Prudential Financial, Inc.	152,747	16,295,050
Travelers Companies, Inc. (The)	336,575	40,570,750
Total		161,497,749
Total Financials		622,863,926
Health Care 15.0%
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	716,371	31,814,036
Danaher Corp.	274,135	23,446,767
Medtronic PLC	628,473	50,629,785
Total		105,890,588
Health Care Providers & Services 1.8%
CIGNA Corp.	74,814	10,959,503
Express Scripts Holding Co.(a)	163,443	10,772,528
McKesson Corp.	94,736	14,045,560
UnitedHealth Group, Inc.	14,435	2,367,484
Total		38,145,075
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	155,457	23,878,195
Pharmaceuticals 7.1%
Johnson & Johnson	588,591	73,309,009
Merck & Co., Inc.	324,284	20,605,005
Novartis AG, Registered Shares	62,471	4,637,068
Pfizer, Inc.	1,381,756	47,269,873
Roche Holding AG, Genusschein Shares	17,919	4,576,129
Total		150,397,084
Total Health Care		318,310,942
Industrials 15.4%
Aerospace & Defense 3.3%
Lockheed Martin Corp.	95,323	25,508,435
Northrop Grumman Corp.	91,543	21,772,587
United Technologies Corp.	190,304	21,354,012
Total		68,635,034
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	288,934	31,002,618
Building Products 2.0%
Johnson Controls International PLC	1,019,294	42,932,663
Electrical Equipment 0.9%
Eaton Corp. PLC	259,484	19,240,739
Industrial Conglomerates 3.9%
3M Co.	228,345	43,689,249
Honeywell International, Inc.	317,648	39,664,706
Total		83,353,955
Machinery 2.0%
Illinois Tool Works, Inc.	149,594	19,816,717
Ingersoll-Rand PLC	144,020	11,711,706
Stanley Black & Decker, Inc.	87,911	11,680,735
Total		43,209,158
Professional Services 0.5%
Equifax, Inc.	70,985	9,706,489
Road & Rail 1.3%
Canadian National Railway Co.	159,517	11,793,092
Union Pacific Corp.	146,361	15,502,557
Total		27,295,649
Total Industrials		325,376,305
Information Technology 7.3%
IT Services 5.3%
Accenture PLC, Class A	447,051	53,592,474
Amdocs Ltd.	84,798	5,171,830
Cognizant Technology Solutions Corp., Class A(a)	133,548	7,948,777
Fidelity National Information Services, Inc.	245,540	19,549,895
Fiserv, Inc.(a)	85,427	9,850,587
International Business Machines Corp.	86,259	15,021,142
Total		111,134,705
Semiconductors & Semiconductor Equipment 1.5%
Texas Instruments, Inc.	391,310	31,523,934
Software 0.5%
Oracle Corp.	258,986	11,553,365
Total Information Technology		154,212,004

Variable Portfolio – MFS® Value Fund | Quarterly Report 2017	115

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.0%
Chemicals 3.5%
EI du Pont de Nemours & Co.	132,311	10,628,543
Monsanto Co.	73,178	8,283,749
PPG Industries, Inc.	381,689	40,107,880
Sherwin-Williams Co. (The)	49,694	15,414,582
Total		74,434,754
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	179,177	9,487,422
Total Materials		83,922,176
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
Public Storage	28,991	6,346,420
Total Real Estate		6,346,420
Telecommunication Services 1.1%
Diversified Telecommunication Services 1.1%
Verizon Communications, Inc.	472,476	23,033,205
Total Telecommunication Services		23,033,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.4%
Electric Utilities 1.4%
Duke Energy Corp.	272,389	22,338,622
Xcel Energy, Inc.	149,547	6,647,364
Total		28,985,986
Total Utilities		28,985,986
Total Common Stocks (Cost $1,506,271,938)		2,077,396,643

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	32,692,114	32,692,114
Total Money Market Funds (Cost $32,691,786)		32,692,114
Total Investments (Cost: $1,538,963,724)		2,110,088,757
Other Assets & Liabilities, Net		4,511,214
Net Assets		2,114,599,971

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	32,188,757	28,849,637	(28,346,280)	32,692,114	(502)	57,682	32,692,114
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
116	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	144,583,152	—	—	—	144,583,152
Consumer Staples	203,537,013	64,436,319	—	—	267,973,332
Energy	101,789,195	—	—	—	101,789,195
Financials	622,863,926	—	—	—	622,863,926
Health Care	309,097,745	9,213,197	—	—	318,310,942
Industrials	325,376,305	—	—	—	325,376,305
Information Technology	154,212,004	—	—	—	154,212,004
Materials	83,922,176	—	—	—	83,922,176
Real Estate	6,346,420	—	—	—	6,346,420
Telecommunication Services	23,033,205	—	—	—	23,033,205
Utilities	28,985,986	—	—	—	28,985,986
Total Common Stocks	2,003,747,127	73,649,516	—	—	2,077,396,643
Money Market Funds	—	—	—	32,692,114	32,692,114
Total Investments	2,003,747,127	73,649,516	—	32,692,114	2,110,088,757
See the Portfolio of Investments for all investment classifications not indicated in the table.
Variable Portfolio – MFS® Value Fund | Quarterly Report 2017	117

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
118	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Morgan Stanley Advantage Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.5%
Issuer	Shares	Value ($)
Consumer Discretionary 32.4%
Automobiles 1.6%
Harley-Davidson, Inc.	397,602	24,054,921
Hotels, Restaurants & Leisure 7.8%
Dunkin’ Brands Group, Inc.	398,444	21,786,918
Marriott International, Inc., Class A	438,373	41,285,969
Starbucks Corp.	968,031	56,523,330
Total		119,596,217
Internet & Direct Marketing Retail 11.8%
Amazon.com, Inc.(a)	160,676	142,445,701
Priceline Group, Inc. (The)(a)	22,316	39,721,811
Total		182,167,512
Media 1.1%
Walt Disney Co. (The)	149,535	16,955,774
Multiline Retail 1.4%
Dollar Tree, Inc.(a)	279,113	21,899,206
Specialty Retail 5.8%
Home Depot, Inc. (The)	167,367	24,574,497
Tiffany & Co.	277,445	26,440,508
TJX Companies, Inc. (The)	490,538	38,791,745
Total		89,806,750
Textiles, Apparel & Luxury Goods 2.9%
Christian Dior SE	191,604	44,518,997
Total Consumer Discretionary		498,999,377
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Phillips 66	173,047	13,708,783
Total Energy		13,708,783
Financials 11.8%
Capital Markets 7.3%
MSCI, Inc.	437,581	42,528,497
S&P Global, Inc.	529,877	69,276,119
Total		111,804,616
Diversified Financial Services 4.5%
Berkshire Hathaway, Inc., Class B(a)	418,923	69,826,086
Total Financials		181,630,702
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 4.1%
Health Care Equipment & Supplies 1.5%
Danaher Corp.	273,484	23,391,087
Pharmaceuticals 2.6%
Zoetis, Inc.	737,982	39,386,099
Total Health Care		62,777,186
Industrials 12.6%
Aerospace & Defense 6.6%
TransDigm Group, Inc.	149,012	32,806,482
United Technologies Corp.	609,532	68,395,586
Total		101,202,068
Machinery 1.0%
Fortive Corp.	273,315	16,459,029
Professional Services 5.0%
IHS Markit Ltd.(a)	951,480	39,914,586
Verisk Analytics, Inc.(a)	460,739	37,384,362
Total		77,298,948
Total Industrials		194,960,045
Information Technology 31.8%
Internet Software & Services 17.3%
Alphabet, Inc., Class C(a)	118,943	98,670,355
Facebook, Inc., Class A(a)	979,509	139,139,254
Twitter, Inc.(a)	1,871,391	27,977,295
Total		265,786,904
IT Services 7.5%
MasterCard, Inc., Class A	634,983	71,416,538
Visa, Inc., Class A	504,275	44,814,920
Total		116,231,458
Software 7.0%
Salesforce.com, Inc.(a)	658,209	54,295,660
Workday, Inc., Class A(a)	645,517	53,758,656
Total		108,054,316
Total Information Technology		490,072,678
Materials 1.9%
Chemicals 1.0%
Sherwin-Williams Co. (The)	48,120	14,926,343

Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017	119

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.9%
Martin Marietta Materials, Inc.	65,194	14,228,590
Total Materials		29,154,933
Total Common Stocks (Cost $1,296,338,172)		1,471,303,704

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	68,957,669	68,957,669
Total Money Market Funds (Cost $68,957,669)		68,957,669
Total Investments (Cost: $1,365,295,841)		1,540,261,373
Other Assets & Liabilities, Net		(658,246)
Net Assets		1,539,603,127
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	32,408,120	408,680,772	(372,131,223)	68,957,669	(33,073)	103,377	68,957,669
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
120	Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	454,480,380	44,518,997	—	—	498,999,377
Energy	13,708,783	—	—	—	13,708,783
Financials	181,630,702	—	—	—	181,630,702
Health Care	62,777,186	—	—	—	62,777,186
Industrials	194,960,045	—	—	—	194,960,045
Information Technology	490,072,678	—	—	—	490,072,678
Materials	29,154,933	—	—	—	29,154,933
Total Common Stocks	1,426,784,707	44,518,997	—	—	1,471,303,704
Money Market Funds	—	—	—	68,957,669	68,957,669
Total Investments	1,426,784,707	44,518,997	—	68,957,669	1,540,261,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017	121

Portfolio of Investments
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Nuveen Winslow Large Cap Growth Fund), March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.7%
Issuer	Shares	Value ($)
Consumer Discretionary 20.3%
Hotels, Restaurants & Leisure 2.9%
Hilton Worldwide Holdings, Inc.	192,200	11,236,012
Starbucks Corp.	305,240	17,822,964
Total		29,058,976
Internet & Direct Marketing Retail 8.3%
Amazon.com, Inc.(a)	46,890	41,569,860
Ctrip.com International Ltd., ADR(a)	220,900	10,857,235
Expedia, Inc.	86,340	10,893,518
Priceline Group, Inc. (The)(a)	10,935	19,463,972
Total		82,784,585
Media 2.9%
Comcast Corp., Class A	340,800	12,810,672
Walt Disney Co. (The)	142,300	16,135,397
Total		28,946,069
Multiline Retail 1.1%
Dollar Tree, Inc.(a)	145,100	11,384,546
Specialty Retail 2.5%
Home Depot, Inc. (The)	117,000	17,179,110
O’Reilly Automotive, Inc.(a)	30,760	8,300,278
Total		25,479,388
Textiles, Apparel & Luxury Goods 2.6%
Nike, Inc., Class B	459,500	25,607,935
Total Consumer Discretionary		203,261,499
Consumer Staples 1.3%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	77,200	12,945,668
Total Consumer Staples		12,945,668
Energy 1.1%
Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy, Inc.(a)	110,150	11,424,207
Total Energy		11,424,207
Financials 4.6%
Banks 2.4%
JPMorgan Chase & Co.	142,900	12,552,336
Wells Fargo & Co.	206,500	11,493,790
Total		24,046,126
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.2%
Intercontinental Exchange, Inc.	189,900	11,369,313
Moody’s Corp.	90,500	10,139,620
Total		21,508,933
Total Financials		45,555,059
Health Care 17.0%
Biotechnology 5.2%
Biogen, Inc.(a)	60,740	16,607,531
Celgene Corp.(a)	201,340	25,052,736
Regeneron Pharmaceuticals, Inc.(a)	26,470	10,257,390
Total		51,917,657
Health Care Equipment & Supplies 3.7%
Boston Scientific Corp.(a)	432,600	10,758,762
Danaher Corp.	164,350	14,056,855
Edwards Lifesciences Corp.(a)	125,850	11,838,710
Total		36,654,327
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	180,750	29,644,808
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	104,450	16,043,520
Pharmaceuticals 3.6%
Eli Lilly & Co.	184,150	15,488,856
Zoetis, Inc.	378,100	20,179,197
Total		35,668,053
Total Health Care		169,928,365
Industrials 10.5%
Aerospace & Defense 3.9%
General Dynamics Corp.	62,200	11,643,840
Northrop Grumman Corp.	40,350	9,596,844
Raytheon Co.	114,750	17,499,375
Total		38,740,059
Airlines 2.3%
Delta Air Lines, Inc.	215,700	9,913,572
Southwest Airlines Co.	242,100	13,015,296
Total		22,928,868
Industrial Conglomerates 1.8%
Honeywell International, Inc.	146,900	18,343,403
122	Variable Portfolio - Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Nuveen Winslow Large Cap Growth Fund), March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.3%
Fortive Corp.	208,850	12,576,947
Road & Rail 1.2%
Union Pacific Corp.	114,450	12,122,544
Total Industrials		104,711,821
Information Technology 41.6%
Internet Software & Services 10.7%
Alibaba Group Holding Ltd., ADR(a)	160,600	17,317,498
Alphabet, Inc., Class A(a)	28,895	24,497,181
Alphabet, Inc., Class C(a)	31,686	26,285,438
CoStar Group, Inc.(a)	52,100	10,796,162
Facebook, Inc., Class A(a)	197,400	28,040,670
Total		106,936,949
IT Services 11.4%
Fidelity National Information Services, Inc.	134,800	10,732,776
Fiserv, Inc.(a)	96,125	11,084,174
FleetCor Technologies, Inc.(a)	105,250	15,938,008
MasterCard, Inc., Class A	179,300	20,165,871
PayPal Holdings, Inc.(a)	329,300	14,166,486
Visa, Inc., Class A	465,850	41,400,089
Total		113,487,404
Semiconductors & Semiconductor Equipment 4.2%
Broadcom Ltd.	75,200	16,465,792
NVIDIA Corp.	55,600	6,056,508
Skyworks Solutions, Inc.	99,200	9,719,616
Xilinx, Inc.	167,500	9,696,575
Total		41,938,491
Software 10.8%
Adobe Systems, Inc.(a)	82,000	10,670,660
Electronic Arts, Inc.(a)	137,100	12,273,192
Intuit, Inc.	96,975	11,248,130
Microsoft Corp.	410,800	27,055,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	266,160	21,955,538
ServiceNow, Inc.(a)	141,700	12,394,499
Splunk, Inc.(a)	196,250	12,224,413
Total		107,821,720
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	313,460	45,031,664
Total Information Technology		415,216,228
Materials 2.2%
Chemicals 2.2%
Ecolab, Inc.	81,450	10,208,943
Sherwin-Williams Co. (The)	37,675	11,686,408
Total		21,895,351
Total Materials		21,895,351
Real Estate 1.1%
Equity Real Estate Investment Trusts (REITS) 1.1%
American Tower Corp.	88,300	10,731,982
Total Real Estate		10,731,982
Total Common Stocks (Cost $818,371,984)		995,670,180

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	4,503,797	4,503,797
Total Money Market Funds (Cost $4,503,698)		4,503,797
Total Investments (Cost: $822,875,682)		1,000,173,977
Other Assets & Liabilities, Net		(1,639,263)
Net Assets		998,534,714

Variable Portfolio - Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	123

Portfolio of Investments  (continued)
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Nuveen Winslow Large Cap Growth Fund), March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	5,860,732	67,338,398	(68,695,333)	4,503,797	447	7,411	4,503,797
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
124	Variable Portfolio - Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments  (continued)
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (formerly Variable Portfolio – Nuveen Winslow Large Cap Growth Fund), March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	203,261,499	—	—	—	203,261,499
Consumer Staples	12,945,668	—	—	—	12,945,668
Energy	11,424,207	—	—	—	11,424,207
Financials	45,555,059	—	—	—	45,555,059
Health Care	169,928,365	—	—	—	169,928,365
Industrials	104,711,821	—	—	—	104,711,821
Information Technology	415,216,228	—	—	—	415,216,228
Materials	21,895,351	—	—	—	21,895,351
Real Estate	10,731,982	—	—	—	10,731,982
Total Common Stocks	995,670,180	—	—	—	995,670,180
Money Market Funds	—	—	—	4,503,797	4,503,797
Total Investments	995,670,180	—	—	4,503,797	1,000,173,977
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio - Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	125

Portfolio of Investments
Variable Portfolio – Oppenheimer International Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Australia 3.7%
CSL Ltd.	306,756	29,370,600
James Hardie Industries PLC	1,372,627	21,565,817
Sonic Healthcare Ltd.	926,100	15,645,952
Telstra Corp., Ltd.	4,007,333	14,259,521
Total		80,841,890
Belgium 0.7%
Anheuser-Busch InBev SA/NV	140,667	15,441,537
Canada 5.0%
Alimentation Couche-Tard, Inc., Class B	450,841	20,368,107
CCL Industries, Inc.	121,822	26,578,513
Dollarama, Inc.	409,138	33,906,906
Saputo, Inc.	807,608	27,868,655
Total		108,722,181
Denmark 4.6%
Coloplast A/S, Class B	308,601	24,095,624
Novo Nordisk A/S, Class B	542,962	18,647,384
Novozymes AS, Class B	483,117	19,148,437
Pandora A/S	197,386	21,851,266
William Demant Holding AS(a)	801,509	16,745,994
Total		100,488,705
Finland 1.0%
Nokia OYJ	3,949,582	21,193,469
France 16.9%
Airbus Group SE	397,130	30,219,540
AtoS	124,960	15,456,982
Danone SA	197,040	13,402,494
Dassault Systemes	277,861	24,051,686
Edenred	1,027,110	24,270,214
Essilor International SA	195,597	23,766,698
Hermes International	53,590	25,389,109
Iliad SA	116,980	26,163,113
Legrand SA	393,530	23,728,098
LVMH Moet Hennessy Louis Vuitton SE	115,890	25,449,530
Pernod Ricard SA	121,860	14,417,025
Schneider Electric SE	266,278	19,495,403
SEB SA	211,501	29,534,865
STMicroelectronics NV	1,072,310	16,392,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Technicolor SA	3,049,460	14,024,387
Valeo SA	610,230	40,641,508
Total		366,403,313
Germany 9.2%
Bayerische Motoren Werke AG	144,415	13,173,832
Brenntag AG	394,354	22,107,615
Continental AG	156,297	34,264,579
Infineon Technologies AG	2,501,774	51,095,938
ProSiebenSat.1 Media AG	457,385	20,251,876
SAP SE	430,533	42,245,726
United Internet AG	332,899	14,731,066
Total		197,870,632
India 2.0%
Hero Honda Motors Ltd.	634,779	31,499,772
ICICI Bank Ltd., ADR	1,439,810	12,382,366
Total		43,882,138
Japan 8.0%
Fuji Heavy Industries Ltd.	403,000	14,781,351
Hoya Corp.	442,500	21,377,526
Keyence Corp.	80,420	32,262,316
Koito Manufacturing Co., Ltd.	412,500	21,498,863
Kubota Corp.	795,900	11,996,980
Nidec Corp.	341,900	32,653,017
Nippon Telegraph & Telephone Corp.	907,100	38,781,538
Total		173,351,591
Luxembourg 0.9%
SES SA FDR	800,950	18,631,354
Netherlands 6.1%
Aalberts Industries NV	803,832	30,013,474
ASML Holding NV	197,733	26,241,126
Boskalis Westminster	449,458	15,499,246
Gemalto NV	267,651	14,956,063
Heineken NV	315,431	26,852,838
Koninklijke Vopak NV	408,050	17,793,200
Total		131,355,947
South Africa 0.8%
SPAR Group Ltd. (The)	1,327,146	17,237,936

126	Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 4.9%
Amadeus IT Group SA, Class A	483,016	24,506,782
Grifols SA	1,201,229	29,461,015
Industria de Diseno Textil SA	511,160	18,016,890
Prosegur Cash SA(a),(b)	4,984,115	11,378,494
Prosegur Cia de Seguridad SA, Registered Shares	3,913,229	23,544,924
Total		106,908,105
Sweden 2.2%
Atlas Copco AB, Class A	826,826	29,185,948
Swedish Match AB	532,131	17,310,818
Total		46,496,766
Switzerland 10.6%
ABB Ltd.	421,511	9,859,734
Barry Callebaut AG	16,360	21,379,963
Cie Financiere Richemont SA, Class A, Registered Shares	298,488	23,601,307
Galenica AG, Registered Shares	14,768	15,569,319
Lonza Group AG, Registered Shares	150,405	28,439,781
Roche Holding AG, Genusschein Shares	94,222	24,062,285
SGS SA, Registered Shares	6,614	14,110,835
Sika AG	4,052	24,312,404
Sonova Holding AG	135,272	18,758,330
Temenos Group AG	444,355	35,312,393
UBS AG	860,034	13,763,635
Total		229,169,986
Thailand 0.9%
CP ALL PCL, Foreign Registered Shares	11,624,400	19,953,904
United Kingdom 19.1%
Aggreko PLC	503,415	5,572,490
BT Group PLC	4,025,795	16,049,755
Bunzl PLC	957,048	27,818,792
Burberry Group PLC	1,061,027	22,918,187
Diageo PLC	390,697	11,177,834
Common Stocks (continued)
Issuer	Shares	Value ($)
Dignity PLC	433,253	12,913,756
Domino’s Pizza Group PLC	4,490,898	17,375,090
Essentra PLC	1,924,218	12,656,982
Experian PLC	1,120,162	22,848,190
Inmarsat PLC	1,241,954	13,234,161
Intertek Group PLC	435,170	21,449,140
NEX Group PLC	2,014,468	14,348,530
Prudential PLC	1,023,475	21,619,785
Reckitt Benckiser Group PLC	251,836	22,989,184
Royal Mail PLC	2,002,741	10,664,249
Spectris PLC	411,452	12,877,400
TechnipFMC PLC(a)	620,752	20,257,252
Travis Perkins PLC	1,004,579	19,055,772
Tullett Prebon PLC, Registered Shares	2,753,508	16,024,653
Unilever PLC	451,857	22,302,764
Vodafone Group PLC	7,800,805	20,338,929
Weir Group PLC (The)	361,201	8,675,362
Whitbread PLC	318,871	15,812,749
Wolseley PLC	380,828	23,952,407
Total		412,933,413
United States 1.6%
Carnival Corp.	580,470	34,195,488
Total Common Stocks (Cost $2,007,577,617)		2,125,078,355

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(c),(d)	34,195,259	34,195,259
Total Money Market Funds (Cost $34,193,789)		34,195,259
Total Investments (Cost $2,041,771,406)		2,159,273,614
Other Assets and Liabilities, Net		4,081,162
Net Assets		$2,163,354,776

Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017	127

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $11,378,494 or 0.53% of net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	36,215,369	102,715,231	(104,735,341)	34,195,259	(2,208)	88,400	34,195,259
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,041,771,000	224,235,000	(106,732,000)	117,503,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
128	Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	80,841,890	—	—	80,841,890
Belgium	—	15,441,537	—	—	15,441,537
Canada	108,722,181	—	—	—	108,722,181
Denmark	—	100,488,705	—	—	100,488,705
Finland	—	21,193,469	—	—	21,193,469
France	—	366,403,313	—	—	366,403,313
Germany	—	197,870,632	—	—	197,870,632
India	12,382,366	31,499,772	—	—	43,882,138
Japan	—	173,351,591	—	—	173,351,591
Luxembourg	—	18,631,354	—	—	18,631,354
Netherlands	—	131,355,947	—	—	131,355,947
South Africa	—	17,237,936	—	—	17,237,936
Spain	—	106,908,105	—	—	106,908,105
Sweden	—	46,496,766	—	—	46,496,766
Switzerland	—	229,169,986	—	—	229,169,986
Thailand	—	19,953,904	—	—	19,953,904
United Kingdom	—	412,933,413	—	—	412,933,413
United States	34,195,488	—	—	—	34,195,488
Total Common Stocks	155,300,035	1,969,778,320	—	—	2,125,078,355
Money Market Funds	—	—	—	34,195,259	34,195,259
Total Investments	155,300,035	1,969,778,320	—	34,195,259	2,159,273,614
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017	129

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.8%
Issuer	Shares	Value ($)
Consumer Discretionary 15.0%
Auto Components 1.1%
Cooper Tire & Rubber Co.	84,770	3,759,550
Cooper-Standard Holding, Inc.(a)	19,640	2,178,665
LCI Industries	10,780	1,075,844
Total		7,014,059
Diversified Consumer Services 1.9%
Grand Canyon Education, Inc.(a)	25,170	1,802,423
Service Corp. International	332,318	10,261,980
Total		12,064,403
Hotels, Restaurants & Leisure 3.5%
Buffalo Wild Wings, Inc.(a)	17,329	2,647,005
Chuy’s Holdings, Inc.(a)	84,782	2,526,503
ClubCorp Holdings, Inc.	197,752	3,173,919
Habit Restaurants, Inc. (The), Class A(a)	113,370	2,006,649
Papa John’s International, Inc.	14,200	1,136,568
Planet Fitness, Inc., Class A	109,830	2,116,424
Texas Roadhouse, Inc.	65,905	2,934,750
Vail Resorts, Inc.	17,269	3,313,921
Wingstop, Inc.	95,860	2,710,921
Total		22,566,660
Household Durables 1.4%
iRobot Corp.(a)	24,400	1,613,816
M/I Homes, Inc.(a)	107,362	2,630,369
Tempur Sealy International, Inc.(a)	81,450	3,784,167
Universal Electronics, Inc.(a)	18,400	1,260,400
Total		9,288,752
Internet & Direct Marketing Retail 1.0%
Duluth Holdings, Inc., Class B(a)	129,779	2,762,995
Nutrisystem, Inc.	71,120	3,947,160
Total		6,710,155
Leisure Products 1.7%
MCBC Holdings, Inc.	74,704	1,207,964
Nautilus, Inc.(a)	222,248	4,056,026
Sturm Ruger & Co., Inc.	106,377	5,696,488
Total		10,960,478
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.8%
IMAX Corp.(a)	76,450	2,599,300
Nexstar Broadcasting Group, Inc., Class A	35,600	2,497,340
Total		5,096,640
Multiline Retail 0.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	78,040	2,614,340
Specialty Retail 2.8%
Camping World Holdings, Inc., Class A(a)	27,280	879,507
Five Below, Inc.(a)	113,439	4,913,043
Lithia Motors, Inc., Class A	42,170	3,611,861
Penske Automotive Group, Inc.	191,700	8,973,477
Total		18,377,888
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	39,560	2,362,919
Total Consumer Discretionary		97,056,294
Consumer Staples 4.0%
Food & Staples Retailing 1.7%
Casey’s General Stores, Inc.	22,752	2,553,912
PriceSmart, Inc.	90,421	8,336,816
Total		10,890,728
Food Products 0.9%
AdvancePierre Foods Holdings, Inc.	95,037	2,962,303
B&G Foods, Inc.	65,876	2,651,509
Total		5,613,812
Household Products 1.4%
Energizer Holdings, Inc.	169,790	9,465,793
Total Consumer Staples		25,970,333
Energy 3.6%
Energy Equipment & Services 1.8%
Dril-Quip, Inc.(a)	126,190	6,883,665
Forum Energy Technologies, Inc.(a)	123,444	2,555,291
Superior Energy Services, Inc.(a)	156,250	2,228,125
Total		11,667,081

130	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.8%
Extraction Oil & Gas, Inc.(a)	17,315	321,193
Matador Resources Co.(a)	48,644	1,157,241
PDC Energy, Inc.(a)	46,110	2,874,958
RSP Permian, Inc.(a)	152,889	6,334,191
World Fuel Services Corp.	32,574	1,180,808
Total		11,868,391
Total Energy		23,535,472
Financials 7.3%
Banks 0.8%
Bank of the Ozarks, Inc.	51,523	2,679,711
Enterprise Financial Services Corp.	67,003	2,840,927
Total		5,520,638
Capital Markets 3.8%
Eaton Vance Corp.	182,553	8,207,583
Evercore Partners, Inc., Class A	52,339	4,077,208
Financial Engines, Inc.	97,720	4,255,706
MarketAxess Holdings, Inc.	36,511	6,845,447
Stifel Financial Corp.(a)	19,700	988,743
Total		24,374,687
Insurance 1.9%
Kinsale Capital Group, Inc.	48,603	1,557,240
MBIA, Inc.(a)	435,279	3,686,813
White Mountains Insurance Group Ltd.	8,094	7,121,749
Total		12,365,802
Thrifts & Mortgage Finance 0.8%
LendingTree, Inc.(a)	42,367	5,310,704
Total Financials		47,571,831
Health Care 15.4%
Biotechnology 3.2%
Bellicum Pharmaceuticals, Inc.(a)	192,231	2,372,130
Clovis Oncology, Inc.(a)	34,600	2,202,982
Coherus Biosciences, Inc.(a)	68,504	1,448,860
Halozyme Therapeutics, Inc.(a)	230,767	2,990,740
Ligand Pharmaceuticals, Inc.(a)	39,339	4,163,640
Radius Health, Inc.(a)	19,940	770,681
Repligen Corp.(a)	105,740	3,722,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(a)	27,830	1,484,452
Ultragenyx Pharmaceutical, Inc.(a)	26,324	1,784,241
Total		20,939,774
Health Care Equipment & Supplies 6.1%
Cantel Medical Corp.	15,900	1,273,590
Cerus Corp.(a)	271,610	1,208,665
Glaukos Corp.(a)	67,253	3,450,079
ICU Medical, Inc.(a)	19,084	2,914,127
Inogen, Inc.(a)	38,070	2,952,709
Integra LifeSciences Holdings Corp.(a)	90,200	3,800,126
iRhythm Technologies, Inc.(a)	51,981	1,954,486
Natus Medical, Inc.(a)	101,142	3,969,824
Nevro Corp.(a)	48,596	4,553,445
NxStage Medical, Inc.(a)	143,417	3,847,878
Spectranetics Corp. (The)(a)	214,275	6,240,759
West Pharmaceutical Services, Inc.	42,681	3,483,196
Total		39,648,884
Health Care Providers & Services 4.0%
Acadia Healthcare Co., Inc.(a)	81,030	3,532,908
Almost Family, Inc.(a)	68,868	3,346,985
HealthEquity, Inc.(a)	98,797	4,193,932
LHC Group, Inc.(a)	55,893	3,012,633
Surgery Partners, Inc.(a)	228,830	4,462,185
Teladoc, Inc.(a)	71,357	1,783,925
Tenet Healthcare Corp.(a)	95,047	1,683,282
Tivity Health, Inc.(a)	140,198	4,079,762
Total		26,095,612
Life Sciences Tools & Services 1.5%
Cambrex Corp.(a)	15,400	847,770
Charles River Laboratories International, Inc.(a)	38,509	3,463,884
ICON PLC(a)	5,930	472,739
INC Research Holdings, Inc. Class A(a)	57,482	2,635,550
Pacific Biosciences of California, Inc.(a)	455,933	2,357,174
Total		9,777,117

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.6%
Heska Corp.(a)	11,120	1,167,378
Zogenix, Inc.(a)	229,033	2,485,008
Total		3,652,386
Total Health Care		100,113,773
Industrials 20.8%
Aerospace & Defense 3.4%
Curtiss-Wright Corp.	27,653	2,523,613
HEICO Corp.	18,900	1,648,080
Mercury Systems, Inc.(a)	73,420	2,867,051
Orbital ATK, Inc.	125,833	12,331,634
Taser International, Inc.(a)	116,663	2,658,750
Total		22,029,128
Airlines 0.4%
Skywest, Inc.	72,070	2,468,397
Building Products 3.4%
Apogee Enterprises, Inc.	44,610	2,659,202
Armstrong World Industries, Inc.(a)	143,770	6,620,608
JELD-WEN Holding, Inc.(a)	10,600	348,210
Quanex Building Products Corp.	170,127	3,445,072
USG Corp.(a)	274,740	8,736,732
Total		21,809,824
Commercial Services & Supplies 0.7%
Advanced Disposal Services, Inc.(a)	59,250	1,339,050
Deluxe Corp.	45,304	3,269,590
Total		4,608,640
Construction & Engineering 2.0%
Dycom Industries, Inc.(a)	25,820	2,399,969
Granite Construction, Inc.	123,617	6,204,337
MasTec, Inc.(a)	41,300	1,654,065
Valmont Industries, Inc.	18,075	2,810,663
Total		13,069,034
Machinery 2.3%
John Bean Technologies Corp.	49,200	4,327,140
Milacron Holdings Corp.(a)	123,030	2,289,588
Mueller Water Products, Inc., Class A	134,540	1,590,263
REV Group, Inc.(a)	37,300	1,028,361
Common Stocks (continued)
Issuer	Shares	Value ($)
Rexnord Corp.(a)	117,610	2,714,439
Woodward, Inc.	45,544	3,093,348
Total		15,043,139
Marine 0.7%
Matson, Inc.	144,855	4,600,595
Professional Services 2.8%
On Assignment, Inc.(a)	136,590	6,628,713
TrueBlue, Inc.(a)	113,572	3,106,194
Wageworks, Inc.(a)	115,294	8,335,756
Total		18,070,663
Road & Rail 1.6%
Landstar System, Inc.	121,320	10,391,058
Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc.(a)	58,590	2,880,284
BMC Stock Holdings, Inc.(a)	89,410	2,020,666
GATX Corp.	166,090	10,124,847
Kaman Corp.	152,360	7,333,087
Total		22,358,884
Total Industrials		134,449,362
Information Technology 20.9%
Communications Equipment 0.6%
Oclaro, Inc.(a)	294,967	2,896,576
Quantenna Communications, Inc.(a)	39,587	824,597
Total		3,721,173
Electronic Equipment, Instruments & Components 1.1%
Belden, Inc.	38,357	2,653,921
Coherent, Inc.(a)	9,866	2,028,844
Littelfuse, Inc.	15,140	2,421,038
Total		7,103,803
Internet Software & Services 5.5%
2U, Inc.(a)	74,230	2,943,962
Coupa Software, Inc.(a)	41,035	1,042,289
Criteo SA, ADR(a)	17,800	889,822
Envestnet, Inc.(a)	119,033	3,844,766
Five9, Inc.(a)	436,026	7,176,988
GrubHub, Inc.(a)	14,100	463,749
LogMeIn, Inc.	58,933	5,745,967
Q2 Holdings, Inc.(a)	192,008	6,691,479

132	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SPS Commerce, Inc.(a)	43,924	2,569,115
Twilio, Inc., Class A(a)	47,546	1,372,653
Wix.com Ltd.(a)	20,500	1,391,950
Xactly Corp.(a)	101,553	1,208,480
Total		35,341,220
IT Services 3.8%
DST Systems, Inc.	64,960	7,957,600
Euronet Worldwide, Inc.(a)	45,235	3,868,497
InterXion Holding NV(a)	129,550	5,124,998
Square, Inc., Class A(a)	206,138	3,562,065
WNS Holdings Ltd., ADR(a)	147,660	4,224,552
Total		24,737,712
Semiconductors & Semiconductor Equipment 3.6%
Cavium, Inc.(a)	44,240	3,170,239
Cypress Semiconductor Corp.	274,030	3,770,653
Exar Corp.(a)	180,731	2,351,310
Inphi Corp.(a)	21,500	1,049,630
MaxLinear, Inc., Class A(a)	84,635	2,374,012
Microsemi Corp.(a)	121,059	6,238,170
Monolithic Power Systems, Inc.	47,670	4,390,407
Total		23,344,421
Software 6.3%
Blackline, Inc.(a)	43,919	1,307,029
Callidus Software, Inc.(a)	152,764	3,261,511
CommVault Systems, Inc.(a)	55,615	2,825,242
CyberArk Software Ltd.(a)	76,160	3,874,259
Everbridge, Inc.(a)	149,616	3,071,617
HubSpot, Inc.(a)	66,041	3,998,783
Paycom Software, Inc.(a)	46,810	2,692,043
Paylocity Holding Corp.(a)	37,370	1,443,603
Proofpoint, Inc.(a)	68,200	5,071,352
PROS Holdings, Inc.(a)	154,735	3,743,040
RingCentral, Inc., Class A(a)	74,330	2,103,539
Synchronoss Technologies, Inc.(a)	82,810	2,020,564
Talend SA ADR(a)	86,685	2,581,479
Ultimate Software Group, Inc. (The)(a)	15,493	3,024,389
Total		41,018,450
Total Information Technology		135,266,779
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 6.7%
Chemicals 5.7%
Ferro Corp.(a)	212,854	3,233,252
Ingevity Corp.(a)	117,500	7,149,875
NewMarket Corp.	30,315	13,739,668
Olin Corp.	328,100	10,784,647
Tredegar Corp.	129,279	2,268,846
Total		37,176,288
Construction Materials 1.0%
Eagle Materials, Inc.	33,765	3,279,932
Summit Materials, Inc., Class A(a)	122,337	3,022,947
Total		6,302,879
Total Materials		43,479,167
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Education Realty Trust, Inc.	69,731	2,848,512
First Industrial Realty Trust, Inc.	294,746	7,849,086
Retail Opportunity Investments Corp.	142,009	2,986,449
Total		13,684,047
Real Estate Management & Development 2.0%
Alexander & Baldwin, Inc.	235,665	10,491,806
Tejon Ranch Co.(a)	99,825	2,185,169
Total		12,676,975
Total Real Estate		26,361,022
Total Common Stocks (Cost $539,683,807)		633,804,033

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	18,006,988	18,006,988
Total Money Market Funds (Cost $18,006,652)		18,006,988
Total Investments (Cost: $557,690,459)		651,811,021
Other Assets & Liabilities, Net		(4,120,257)
Net Assets		647,690,764

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	15,800,110	69,849,449	(67,642,571)	18,006,988	(473)	29,292	18,006,988
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
134	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	97,056,294	—	—	—	97,056,294
Consumer Staples	25,970,333	—	—	—	25,970,333
Energy	23,535,472	—	—	—	23,535,472
Financials	47,571,831	—	—	—	47,571,831
Health Care	100,113,773	—	—	—	100,113,773
Industrials	134,449,362	—	—	—	134,449,362
Information Technology	135,266,779	—	—	—	135,266,779
Materials	43,479,167	—	—	—	43,479,167
Real Estate	26,361,022	—	—	—	26,361,022
Total Common Stocks	633,804,033	—	—	—	633,804,033
Money Market Funds	—	—	—	18,006,988	18,006,988
Total Investments	633,804,033	—	—	18,006,988	651,811,021
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	135

Portfolio of Investments
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.3%
Issuer	Shares	Value ($)
Australia 7.2%
Australia and New Zealand Banking Group Ltd.	478,681	11,622,694
BHP Billiton Ltd.	400,769	7,288,450
Challenger Ltd.	1,276,753	12,237,009
CSL Ltd.	192,256	18,407,705
Incitec Pivot Ltd.	2,910,871	8,356,958
Insurance Australia Group Ltd.	2,571,227	11,880,700
James Hardie Industries PLC	596,546	9,372,541
Macquarie Group Ltd.	125,769	8,665,066
Magellan Financial Group Ltd.	301,774	5,446,716
Mirvac Group	6,680,852	11,177,196
National Australia Bank Ltd.	398,141	10,137,608
QBE Insurance Group Ltd.	939,508	9,249,299
Rio Tinto Ltd.	382,553	17,663,394
Westfield Corp.	629,913	4,273,043
Westpac Banking Corp.	564,123	15,080,323
Woodside Petroleum Ltd.	766,816	18,785,738
Total		179,644,440
Belgium 1.8%
Anheuser-Busch InBev SA/NV	252,197	27,684,598
KBC Group NV	270,412	17,940,289
Total		45,624,887
Cayman Islands 0.6%
ASM Pacific Technology Ltd.	501,600	6,822,251
Melco Crown Entertainment Ltd., ADR	491,500	9,112,410
Total		15,934,661
Denmark 1.8%
AP Moller - Maersk A/S, Class B	3,401	5,642,648
Danske Bank A/S	430,333	14,655,857
Nets A/S(a)	157,757	2,544,979
Novo Nordisk A/S, Class B	355,057	12,194,011
Pandora A/S	90,208	9,986,316
Total		45,023,811
Finland 0.4%
Sampo OYJ, Class A	186,882	8,863,798
Common Stocks (continued)
Issuer	Shares	Value ($)
France 8.7%
Accor SA	204,531	8,520,461
Alstom SA(a)	262,515	7,845,627
BNP Paribas SA	315,960	21,043,034
Bouygues SA	152,675	6,214,445
Capgemini SA	91,256	8,426,779
Cie de Saint-Gobain	275,107	14,126,857
Danone SA	174,377	11,860,976
Legrand SA	156,885	9,459,463
LVMH Moet Hennessy Louis Vuitton SE	51,319	11,269,690
Sanofi	399,229	36,039,440
Schneider Electric SE	97,410	7,131,822
Societe Generale SA	348,451	17,675,641
Total SA	418,440	21,165,663
Valeo SA	130,400	8,684,681
VINCI SA	191,605	15,187,230
Vivendi SA	582,092	11,317,281
Total		215,969,090
Germany 8.9%
Adidas AG	117,131	22,279,535
Axel Springer SE	130,335	7,198,171
BASF SE	270,638	26,827,543
Bayer AG, Registered Shares	187,577	21,621,573
Brenntag AG	83,479	4,679,860
Deutsche Telekom AG, Registered Shares	1,171,384	20,525,209
Deutsche Wohnen AG	247,535	8,150,530
Dialog Semiconductor PLC(a)	143,085	7,306,260
Fresenius Medical Care AG & Co. KGaA	118,140	9,962,808
Fresenius SE & Co. KGaA	137,740	11,069,066
K+S AG	444,777	10,339,094
ProSiebenSat.1 Media AG	182,470	8,079,320
SAP SE	338,911	33,255,386
Siemens AG, Registered Shares	101,651	13,923,859
Symrise AG	140,804	9,364,071
Telefonica Deutschland Holding AG	1,572,960	7,802,855
Total		222,385,140

136	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 3.4%
AIA Group Ltd.	1,854,000	11,702,369
BOC Hong Kong Holdings Ltd.	3,882,000	15,866,986
CK Hutchison Holdings Ltd.	1,359,316	16,735,807
HKT Trust & HKT Ltd.	6,303,000	8,126,624
Power Assets Holdings Ltd.	1,332,000	11,489,592
Sino Land Co., Ltd.	5,236,000	9,182,087
Techtronic Industries Co., Ltd.	3,132,500	12,681,241
Total		85,784,706
Ireland 1.4%
CRH PLC	319,517	11,272,262
Shire PLC	385,317	22,501,623
Total		33,773,885
Israel 0.3%
Teva Pharmaceutical Industries Ltd., ADR	218,400	7,008,456
Italy 1.5%
Atlantia SpA	315,323	8,140,554
Intesa Sanpaolo SpA	5,134,608	13,945,966
Leonardo-Finmeccanica SpA(a)	831,082	11,782,889
Telecom Italia SpA(a)	4,049,725	3,641,967
Total		37,511,376
Japan 22.6%
Alps Electric Co., Ltd.	167,100	4,738,073
Astellas Pharma, Inc.	274,700	3,622,998
Bridgestone Corp.	152,700	6,198,575
Chugai Pharmaceutical Co., Ltd.	78,700	2,709,112
Dai-ichi Life Holdings, Inc.	259,900	4,652,052
Daikin Industries Ltd.	71,900	7,250,268
Dentsu, Inc.	177,900	9,688,759
East Japan Railway Co.	54,500	4,759,023
FANUC Corp.	28,800	5,929,094
Fuji Heavy Industries Ltd.	283,700	10,405,631
Fujitsu Ltd.	696,000	4,272,314
Hitachi Metals Ltd.	466,300	6,558,852
Hoya Corp.	213,700	10,324,016
JSR Corp.	346,000	5,854,334
Kamigumi Co., Ltd.	604,000	5,234,548
Kao Corp.	213,000	11,697,227
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawasaki Heavy Industries Ltd.	1,076,000	3,268,725
KDDI Corp.	559,600	14,717,926
Keyence Corp.	34,800	13,960,813
Komatsu Ltd.	609,900	15,975,279
Kose Corp.	40,800	3,707,941
Kyushu Railway Co.	228,600	7,032,579
Mitsubishi Corp.	407,000	8,820,740
Mitsubishi Estate Co., Ltd.	441,000	8,037,961
Mitsubishi Motors Corp.	1,088,600	6,530,270
Mitsubishi UFJ Financial Group, Inc.	5,147,000	32,421,817
Mitsui Chemicals, Inc.	1,315,000	6,514,849
Mitsui Fudosan Co., Ltd.	482,000	10,291,578
Murata Manufacturing Co., Ltd.	48,100	6,852,594
NGK Insulators Ltd.	376,600	8,543,756
Nidec Corp.	112,000	10,696,513
Nintendo Co., Ltd.	32,700	7,587,672
Nippon Telegraph & Telephone Corp.	329,000	14,065,843
Nitori Co., Ltd.	61,900	7,861,249
Nomura Holdings, Inc.	767,200	4,749,229
Obic Co., Ltd.	67,900	3,243,895
Olympus Corp.	333,100	12,856,519
ORIX Corp.	1,398,800	20,761,742
Otsuka Corp.	100,000	5,433,540
Panasonic Corp.	954,400	10,801,146
Rakuten, Inc.	293,600	2,949,985
Recruit Holdings Co., Ltd.	233,700	11,952,723
Seven & I Holdings Co., Ltd.	254,600	10,001,615
Shimizu Corp.	424,000	3,807,452
Shin-Etsu Chemical Co., Ltd.	99,300	8,631,091
Shinsei Bank Ltd.	3,639,000	6,705,308
Shionogi & Co., Ltd.	284,700	14,738,234
SMC Corp.	21,000	6,225,757
SoftBank Group Corp.	271,800	19,274,735
Sony Corp.	605,200	20,424,558
Sony Financial Holdings, Inc.	296,700	4,764,882
Square Enix Holdings Co., Ltd.	198,900	5,646,143
Sumitomo Chemical Co., Ltd.	1,842,000	10,317,235
Sumitomo Heavy Industries Ltd.	1,081,000	7,557,563
Suruga Bank Ltd.	205,700	4,341,766

Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	137

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Suzuki Motor Corp.	323,800	13,448,620
Tokio Marine Holdings, Inc.	248,900	10,519,599
Tokyo Electron Ltd.	73,900	8,090,309
Toyota Motor Corp.	498,600	27,062,935
Trend Micro, Inc.	224,400	9,988,141
USS Co., Ltd.	278,100	4,657,751
Yahoo! Japan Corp.	767,300	3,557,549
Total		563,293,003
Netherlands 3.3%
Altice NV, Class A(a)	416,524	9,422,393
Altice NV, Class B(a)	97,952	2,215,298
ASML Holding NV	85,448	11,339,795
Koninklijke Ahold Delhaize NV	360,682	7,718,596
Koninklijke KPN NV	2,571,355	7,743,831
Koninklijke Philips NV	195,030	6,268,786
Unilever NV-CVA	693,003	34,428,990
Wolters Kluwer NV	105,141	4,370,486
Total		83,508,175
New Zealand 0.2%
Spark New Zealand Ltd.	1,578,781	3,870,110
Norway 0.7%
Statoil ASA	589,427	10,070,688
Yara International ASA	215,369	8,292,492
Total		18,363,180
Portugal 0.3%
Galp Energia SGPS SA	533,359	8,093,844
Singapore 0.6%
ComfortDelGro Corp., Ltd.	3,440,800	6,298,235
United Overseas Bank Ltd.	569,667	8,998,048
Total		15,296,283
Spain 4.5%
Amadeus IT Group SA, Class A	286,773	14,550,001
Bankinter SA	1,217,990	10,227,196
CaixaBank SA	3,908,894	16,800,960
Ferrovial SA	356,463	7,133,952
Grifols SA	341,241	8,369,184
Iberdrola SA	2,884,451	20,632,168
Industria de Diseno Textil SA	345,744	12,186,461
Common Stocks (continued)
Issuer	Shares	Value ($)
Tecnicas Reunidas SA	171,979	6,779,112
Telefonica SA	1,386,588	15,509,536
Total		112,188,570
Sweden 3.5%
Alfa Laval AB	439,673	8,297,244
Atlas Copco AB, Class A	285,359	10,072,824
Lundin Petroleum AB(a)	719,726	14,602,310
Nordea Bank AB	1,831,503	20,909,505
Svenska Cellulosa AB, Class B	463,092	14,935,701
Swedbank AB, Class A	533,852	12,368,263
Telefonaktiebolaget LM Ericsson, Class B	901,054	6,013,295
Total		87,199,142
Switzerland 7.3%
ABB Ltd.	728,426	17,038,907
Adecco Group AG, Registered Shares	84,435	5,997,654
Credit Suisse Group AG, Registered Shares	1,258,404	18,719,333
LafargeHolcim Ltd., Registered Shares	146,125	8,636,350
Nestlé SA, Registered Shares	566,236	43,443,555
Novartis AG, Registered Shares	416,933	30,947,904
Partners Group Holding AG	17,034	9,157,699
Roche Holding AG, Genusschein Shares	83,207	21,249,289
UBS AG	494,977	7,921,411
Zurich Insurance Group AG	68,150	18,193,291
Total		181,305,393
United Kingdom 16.3%
AstraZeneca PLC	124,987	7,692,792
Aviva PLC	1,954,469	13,027,377
BAE Systems PLC	1,583,438	12,746,495
British American Tobacco PLC	614,573	40,809,936
British Land Co. PLC (The)	703,575	5,377,208
BT Group PLC	3,514,843	14,012,727
Bunzl PLC	138,979	4,039,743
Carphone Warehouse Group PLC	1,120,951	4,460,502
Compass Group PLC	166,343	3,138,673
Croda International PLC	151,218	6,752,394
Diageo PLC	243,926	6,978,719
Direct Line Insurance Group PLC	1,552,386	6,756,878
GlaxoSmithKline PLC	1,376,410	28,618,156

138	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Glencore PLC(a)	3,160,839	12,401,418
Imperial Brands PLC	316,231	15,321,285
Lloyds Banking Group PLC	22,242,262	18,481,620
London Stock Exchange Group PLC	146,271	5,811,270
Prudential PLC	819,701	17,315,283
Randgold Resources Ltd.	89,285	7,791,412
Reckitt Benckiser Group PLC	99,078	9,044,467
Rio Tinto PLC	547,513	22,016,505
Rolls-Royce Holdings PLC	1,299,843	12,279,447
Royal Dutch Shell PLC, Class A	1,979,887	51,993,404
St. James’s Place PLC	476,087	6,334,720
Standard Chartered PLC(a)	1,211,083	11,577,506
Standard Life PLC	1,754,562	7,797,340
Taylor Wimpey PLC	4,203,385	10,169,463
Tesco PLC(a)	2,226,120	5,176,582
Unilever PLC	249,839	12,331,557
Vodafone Group PLC	2,330,278	6,075,701
Wolseley PLC	153,356	9,645,418
WPP PLC	423,883	9,304,578
Total		405,280,576
Total Common Stocks (Cost $2,262,740,520)		2,375,922,526
Preferred Stocks 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Germany 0.6%
Volkswagen AG	—	96,757	14,099,900
Total Preferred Stocks (Cost $12,782,036)			14,099,900

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	82,455,422	82,455,422
Total Money Market Funds (Cost $82,453,054)		82,455,422
Total Investments (Cost $2,357,975,610)		2,472,477,848
Other Assets and Liabilities, Net		21,167,109
Net Assets		$2,493,644,957

At March 31, 2017, securities and/or cash totaling $3,234,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Mini MSCI EAFE Index	670	USD	59,697,000	06/2017	1,001,624	—
Mini MSCI EAFE Index	100	USD	8,910,000	06/2017	19,363	—
Total			68,607,000		1,020,987	—
Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	139

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	81,088,989	73,471,049	(72,104,616)	82,455,422	(1,395)	133,098	82,455,422
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,357,976,000	198,266,000	(83,764,000)	114,502,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
140	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	179,644,440	—	—	179,644,440
Belgium	—	45,624,887	—	—	45,624,887
Cayman Islands	9,112,410	6,822,251	—	—	15,934,661
Denmark	—	45,023,811	—	—	45,023,811
Finland	—	8,863,798	—	—	8,863,798
France	—	215,969,090	—	—	215,969,090
Germany	—	222,385,140	—	—	222,385,140
Hong Kong	—	85,784,706	—	—	85,784,706
Ireland	—	33,773,885	—	—	33,773,885
Israel	7,008,456	—	—	—	7,008,456
Italy	—	37,511,376	—	—	37,511,376
Japan	—	563,293,003	—	—	563,293,003
Netherlands	—	83,508,175	—	—	83,508,175
New Zealand	—	3,870,110	—	—	3,870,110
Norway	—	18,363,180	—	—	18,363,180
Portugal	—	8,093,844	—	—	8,093,844
Singapore	—	15,296,283	—	—	15,296,283
Spain	—	112,188,570	—	—	112,188,570
Sweden	—	87,199,142	—	—	87,199,142
Switzerland	—	181,305,393	—	—	181,305,393
United Kingdom	—	405,280,576	—	—	405,280,576
Total Common Stocks	16,120,866	2,359,801,660	—	—	2,375,922,526
Preferred Stocks
Germany	—	14,099,900	—	—	14,099,900
Total Preferred Stocks	—	14,099,900	—	—	14,099,900
Money Market Funds	—	—	—	82,455,422	82,455,422
Total Investments	16,120,866	2,373,901,560	—	82,455,422	2,472,477,848
Derivatives
Asset
Futures Contracts	1,020,987	—	—	—	1,020,987
Total	17,141,853	2,373,901,560	—	82,455,422	2,473,498,835
See the Portfolio of Investments for all investment classifications not indicated in the table.
Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	141

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
142	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – T. Rowe Price Large Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 9.1%
Auto Components 0.5%
Adient PLC	160,000	11,627,200
Automobiles 0.4%
General Motors Co.	279,900	9,897,264
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	321,900	18,963,129
Las Vegas Sands Corp.	288,100	16,441,867
Total		35,404,996
Leisure Products 0.7%
Mattel, Inc.	648,100	16,597,841
Media 4.1%
21st Century Fox, Inc., Class B	1,233,700	39,206,986
Comcast Corp., Class A	1,057,400	39,747,666
News Corp., Class A	1,117,900	14,532,700
Total		93,487,352
Multiline Retail 0.5%
Kohl’s Corp.	295,500	11,763,855
Specialty Retail 1.3%
Lowe’s Companies, Inc.	351,300	28,880,373
Total Consumer Discretionary		207,658,881
Consumer Staples 8.4%
Beverages 1.5%
PepsiCo, Inc.	302,400	33,826,464
Food & Staples Retailing 1.0%
Wal-Mart Stores, Inc.	316,800	22,834,944
Food Products 2.3%
Bunge Ltd.	277,300	21,978,798
Tyson Foods, Inc., Class A	473,700	29,232,027
Total		51,210,825
Household Products 1.0%
Procter & Gamble Co. (The)	262,995	23,630,101
Personal Products 0.4%
Coty, Inc., Class A	500,400	9,072,252
Tobacco 2.2%
Philip Morris International, Inc.	442,200	49,924,380
Total Consumer Staples		190,498,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.7%
Oil, Gas & Consumable Fuels 9.7%
Apache Corp.	383,800	19,723,482
Canadian Natural Resources Ltd.	579,500	19,001,805
EQT Corp.	115,874	7,079,901
Exxon Mobil Corp.	522,800	42,874,828
Hess Corp.	408,700	19,703,427
Occidental Petroleum Corp.	457,100	28,961,856
Royal Dutch Shell PLC, ADR, Class A	518,800	27,356,324
Total SA, ADR	962,800	48,544,376
TransCanada Corp.	176,700	8,154,705
Total		221,400,704
Total Energy		221,400,704
Financials 24.4%
Banks 13.1%
Bank of America Corp.	977,600	23,061,584
Citigroup, Inc.	643,300	38,482,206
Fifth Third Bancorp	1,574,900	40,002,460
JPMorgan Chase & Co.	997,600	87,629,184
M&T Bank Corp.	66,100	10,227,653
PNC Financial Services Group, Inc. (The)	95,400	11,470,896
U.S. Bancorp	543,800	28,005,700
Wells Fargo & Co.	1,085,300	60,407,798
Total		299,287,481
Capital Markets 5.0%
Bank of New York Mellon Corp. (The)	896,100	42,322,803
Invesco Ltd.	461,800	14,144,934
Morgan Stanley	1,327,800	56,882,952
Total		113,350,689
Consumer Finance 1.2%
American Express Co.	343,300	27,158,463
Insurance 5.1%
Chubb Ltd.	114,600	15,614,250
Loews Corp.	573,200	26,808,564
Marsh & McLennan Companies, Inc.	418,711	30,938,556
MetLife, Inc.	826,300	43,645,166
Total		117,006,536
Total Financials		556,803,169

Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017	143

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.4%
Biotechnology 0.6%
Gilead Sciences, Inc.	192,600	13,081,392
Health Care Equipment & Supplies 2.7%
Hologic, Inc.(a)	496,100	21,109,055
Medtronic PLC	521,400	42,003,984
Total		63,113,039
Health Care Providers & Services 1.4%
Aetna, Inc.	261,900	33,405,345
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	173,600	26,664,960
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	182,000	9,897,160
Johnson & Johnson	374,000	46,581,700
Merck & Co., Inc.	579,400	36,815,076
Pfizer, Inc.	1,591,700	54,452,057
Total		147,745,993
Total Health Care		284,010,729
Industrials 10.9%
Aerospace & Defense 3.2%
Boeing Co. (The)	191,200	33,815,632
Raytheon Co.	97,800	14,914,500
United Technologies Corp.	226,000	25,359,460
Total		74,089,592
Airlines 1.0%
Southwest Airlines Co.	411,100	22,100,736
Building Products 1.5%
Johnson Controls International PLC	812,600	34,226,712
Commercial Services & Supplies 0.5%
Stericycle, Inc.(a)	143,100	11,861,559
Industrial Conglomerates 1.9%
General Electric Co.	1,449,600	43,198,080
Machinery 1.9%
Cummins, Inc.	117,600	17,781,120
Illinois Tool Works, Inc.	197,700	26,189,319
Total		43,970,439
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.9%
Canadian Pacific Railway Ltd.	134,100	19,701,972
Total Industrials		249,149,090
Information Technology 9.9%
Communications Equipment 1.7%
Cisco Systems, Inc.	1,171,900	39,610,220
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	280,000	20,874,000
Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	556,400	21,643,960
NXP Semiconductors NV(a)	93,300	9,656,550
QUALCOMM, Inc.	524,000	30,046,160
Texas Instruments, Inc.	192,300	15,491,688
Total		76,838,358
Software 2.5%
Microsoft Corp.	881,409	58,049,597
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	219,200	31,490,272
Total Information Technology		226,862,447
Materials 3.3%
Chemicals 1.9%
CF Industries Holdings, Inc.	451,000	13,236,850
EI du Pont de Nemours & Co.	377,000	30,284,410
Total		43,521,260
Construction Materials 0.7%
Vulcan Materials Co.	124,700	15,023,856
Containers & Packaging 0.7%
International Paper Co.	330,700	16,792,946
Total Materials		75,338,062
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
VEREIT, Inc.	1,699,800	14,431,302
Weyerhaeuser Co.	398,100	13,527,438
Total		27,958,740
Total Real Estate		27,958,740

144	Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.3%
Diversified Telecommunication Services 1.3%
Verizon Communications, Inc.	609,400	29,708,250
Total Telecommunication Services		29,708,250
Utilities 6.3%
Electric Utilities 6.0%
Entergy Corp.	132,900	10,095,084
Exelon Corp.	904,600	32,547,508
FirstEnergy Corp.	306,255	9,745,034
PG&E Corp.	976,600	64,807,176
Southern Co. (The)	399,000	19,862,220
Total		137,057,022
Independent Power and Renewable Electricity Producers 0.3%
AES Corp. (The)	599,300	6,700,174
Total Utilities		143,757,196
Total Common Stocks (Cost $1,974,817,531)		2,213,146,234
Convertible Preferred Stocks 0.8%
Issuer	Coupon Rate	Shares	Value ($)
Utilities 0.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.123%	340,200	17,350,200
Total Utilities			17,350,200
Total Convertible Preferred Stocks (Cost $16,477,889)			17,350,200

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	54,106,363	54,106,363
Total Money Market Funds (Cost $54,105,943)		54,106,363
Total Investments (Cost: $2,045,401,363)		2,284,602,797
Other Assets & Liabilities, Net		(1,339,002)
Net Assets		2,283,263,795

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	49,994,681	45,380,926	(41,269,244)	54,106,363	(444)	87,215	54,106,363
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017	145

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	207,658,881	—	—	—	207,658,881
Consumer Staples	190,498,966	—	—	—	190,498,966
Energy	221,400,704	—	—	—	221,400,704
Financials	556,803,169	—	—	—	556,803,169
Health Care	284,010,729	—	—	—	284,010,729
Industrials	249,149,090	—	—	—	249,149,090
Information Technology	226,862,447	—	—	—	226,862,447
Materials	75,338,062	—	—	—	75,338,062
Real Estate	27,958,740	—	—	—	27,958,740
Telecommunication Services	29,708,250	—	—	—	29,708,250
Utilities	143,757,196	—	—	—	143,757,196
Total Common Stocks	2,213,146,234	—	—	—	2,213,146,234
Convertible Preferred Stocks
Utilities	17,350,200	—	—	—	17,350,200
Money Market Funds	—	—	—	54,106,363	54,106,363
Total Investments	2,230,496,434	—	—	54,106,363	2,284,602,797
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
146	Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
05/26/28	2.622%	8,000,000	8,055,688
American Money Management Corp. CLO XIV Ltd.(a),(b)
Series 2014-14A Class A1L
07/27/26	2.488%	7,000,000	7,004,585
Cedar Funding V CLO Ltd.(a),(b)
Series 2016-5A Class A1
07/17/28	2.633%	8,000,000	8,079,816
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
06/25/26	1.782%	10,108,766	10,117,385
Series 2013-1 Class A2
04/26/32	1.782%	3,090,000	3,007,289
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/29	3.090%	4,044,333	3,810,930
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/73	3.610%	3,297,913	3,104,604
Higher Education Funding I(a),(b)
Series 2014-1 Class A
05/25/34	2.102%	2,800,100	2,793,045
Navient Student Loan Trust(b)
Series 2014-1 Class A3
06/25/31	1.492%	7,700,000	7,508,462
Series 2014-2 Class A
03/25/83	1.622%	7,365,619	7,256,083
Series 2014-3 Class A
03/25/83	1.602%	7,427,268	7,321,137
Series 2014-4 Class A
03/25/83	1.602%	5,503,495	5,424,411
Series 2015-2 Class A3
11/26/40	1.552%	10,890,000	10,849,802
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
06/25/65	2.482%	7,950,000	8,167,207
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
10/27/36	1.582%	73,496	73,048
Series 2014-4A Class A2
11/25/48	1.932%	4,345,000	4,246,614
SLC Student Loan Trust(b)
Series 2006-1 Class B
03/15/55	1.341%	535,630	485,037
SLM Student Loan Trust(a),(b)
Series 2003-11 Class A5
12/15/22	1.181%	508,952	504,390
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2004-5A Class A5
10/25/23	1.638%	3,238,953	3,243,371
Series 2004-8A Class A5
04/25/24	1.538%	3,539,601	3,547,917
Series 2009-3 Class A
01/25/45	1.732%	6,932,111	6,784,482
SLM Student Loan Trust(b)
Series 2003-14 Class A5
01/25/23	1.268%	826,071	826,071
Series 2005-4 Class A3
01/25/27	1.158%	8,215,588	8,140,196
Series 2007-3 Class A4
01/25/22	1.098%	13,250,000	12,677,656
Series 2007-6 Class A4
10/25/24	1.418%	7,343,823	7,316,684
Series 2007-7 Class B
10/27/70	1.788%	1,990,000	1,804,093
Series 2007-8 Class B
04/27/83	2.038%	2,602,645	2,389,827
Series 2008-4 Class A4
07/25/22	2.688%	2,624,058	2,671,384
Series 2008-5 Class B
07/25/73	2.888%	5,860,000	5,718,723
Series 2008-8 Class A4
04/25/23	2.538%	2,925,000	2,979,207
Series 2008-9 Class B
10/25/83	3.288%	5,775,000	5,852,380
Series 2012-3 Class A
12/27/38	1.632%	5,152,525	5,088,198
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
04/25/40	1.208%	13,000,000	11,708,152
Total Asset-Backed Securities — Non-Agency (Cost $180,603,933)			178,557,874

Commercial Mortgage-Backed Securities - Agency 4.0%

Federal National Mortgage Association
04/01/19	2.300%	7,871,053	7,900,174
10/01/20	3.540%	3,800,000	3,965,967
11/01/20	3.200%	3,910,119	4,043,382
12/01/20	3.619%	518,554	541,172
04/01/21	4.250%	3,941,000	4,226,999
06/01/21	4.381%	8,767,355	9,407,025
07/01/21	3.830%	3,559,184	3,770,586
08/01/21	3.840%	9,297,323	9,846,415
06/01/23	2.766%	3,335,684	3,399,776
12/01/23	2.440%	3,185,009	3,163,217
05/01/25	2.670%	9,119,000	9,044,941
08/01/25	3.850%	4,451,931	4,756,308

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	147

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/01/25	3.850%	3,933,802	4,202,755
03/01/26	2.860%	4,600,000	4,582,140
08/01/26	2.330%	6,215,000	5,909,899
05/01/27	2.965%	7,177,634	7,130,998
10/01/28	2.560%	4,950,000	4,692,135
01/01/29	4.080%	6,831,346	7,396,215
10/01/29	3.330%	6,149,238	6,249,706
05/01/31	2.850%	6,420,000	6,196,029
Series 2001-M2 Class Z2
06/25/31	6.300%	31,712	32,582
Federal National Mortgage Association(b)
Series 2015-M2 Class A3
12/25/24	3.047%	12,744,724	12,833,263
Government National Mortgage Association(b),(c)
CMO Series 2010-155 Class
06/16/39	0.208%	3,865,889	163,736
CMO Series 2011-121 Class
06/16/43	0.758%	10,109,534	209,885
CMO Series 2012-55 Class
04/16/52	0.879%	2,986,943	89,691
Government National Mortgage Association(c)
CMO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	266,525
Total Commercial Mortgage-Backed Securities - Agency (Cost $125,955,654)			124,021,521

Commercial Mortgage-Backed Securities - Non-Agency 1.6%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/36	3.597%	3,090,000	3,167,111
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/30	2.959%	3,055,000	3,080,497
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/32	3.756%	3,000,000	3,141,507
Citigroup Commercial Mortgage Trust(b)
Series 2007-C6 Class A4
12/10/49	5.922%	8,784,542	8,794,760
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A2
09/10/45	1.813%	2,728,515	2,729,495
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/36	3.545%	3,095,000	3,159,921
DBUBS Mortgage Trust(a),(b)
Series 2011-LC2A Class A1FL
07/12/44	2.208%	2,450,132	2,481,988
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/32	4.311%	2,370,000	2,473,708
Series 2011-C3 Class A3
02/15/46	4.388%	5,297,248	5,429,649
Series 2011-C4 Class A3
07/15/46	4.106%	4,896,076	5,006,519
LB Commercial Mortgage Trust(b)
Series 2007-C3 Class A1A
07/15/44	6.007%	895,144	898,429
RBS Commercial Funding, Inc., Trust(a),(b)
Series 2013-GSP Class A
01/13/32	3.834%	3,035,000	3,196,652
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/30	2.996%	3,100,000	3,135,934
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2013-120B Class A
03/18/28	2.710%	3,065,000	3,099,933
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $50,314,462)			49,796,103

Corporate Bonds & Notes 24.1%

Aerospace & Defense 0.0%
Embraer SA
06/15/22	5.150%	300,000	316,500
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/21	7.100%	2,048,572	2,230,383
American Airlines Pass-Through Trust
01/31/21	5.250%	1,757,256	1,884,657
01/15/23	4.950%	3,012,737	3,193,199
Continental Airlines Pass-Through Trust
06/15/21	6.703%	276,715	291,934
04/19/22	5.983%	9,063,194	9,969,513
Guanay Finance Ltd.(a)
12/15/20	6.000%	388,704	398,908
Total			17,968,594
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/22	3.375%	2,315,000	2,310,192
Automotive 0.7%
Ford Motor Credit Co. LLC
12/06/17	1.724%	1,115,000	1,114,986
01/16/18	2.375%	3,000,000	3,012,957

148	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC(b)
01/09/18	1.949%	7,000,000	7,026,425
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,534,933
09/25/17	3.000%	4,000,000	4,023,448
07/06/21	3.200%	1,755,000	1,761,658
Goodyear Tire & Rubber Co. (The)
03/15/27	4.875%	1,500,000	1,500,000
Nemak SAB de CV(a)
02/28/23	5.500%	1,000,000	1,038,750
Total			23,013,157
Banking 8.1%
American Express Co.
03/19/18	7.000%	2,700,000	2,835,219
Banco de Credito del Peru(a)
09/16/20	5.375%	300,000	325,125
Bank of America Corp.
08/28/17	6.400%	4,000,000	4,077,672
09/01/17	6.000%	9,800,000	9,976,018
12/01/17	5.750%	2,000,000	2,052,746
04/25/18	6.875%	12,560,000	13,216,046
05/01/18	5.650%	2,115,000	2,200,484
06/01/19	7.625%	5,000,000	5,578,875
10/19/20	2.625%	2,000,000	2,010,716
01/24/22	5.700%	3,000,000	3,368,028
04/01/44	4.875%	4,075,000	4,395,059
Bank of America Corp.(b)
04/01/19	2.018%	6,000,000	6,048,738
Subordinated
12/01/26	1.705%	1,000,000	902,688
Bank of America NA(b)
Subordinated
06/15/17	1.431%	3,150,000	3,150,498
Bank of America NA
Subordinated
06/15/17	6.100%	3,850,000	3,885,243
Bear Stearns Companies LLC (The)
02/01/18	7.250%	7,200,000	7,524,886
Citigroup, Inc.
11/21/17	6.125%	8,000,000	8,226,992
05/15/18	6.125%	5,000,000	5,233,730
Citigroup, Inc.(b)
04/08/19	1.779%	8,000,000	8,040,024
Discover Bank
11/13/18	2.600%	7,295,000	7,366,283
Global Bank Corp.(a)
10/20/21	4.500%	300,000	297,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(b)
12/15/17	1.931%	2,000,000	2,007,144
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	6,000,000	6,196,032
01/22/18	2.375%	3,789,000	3,809,771
04/01/18	6.150%	17,308,000	18,031,128
02/15/19	7.500%	12,000,000	13,178,244
07/08/24	3.850%	1,750,000	1,789,498
Grupo Aval Ltd.(a)
09/26/22	4.750%	300,000	300,000
HBOS PLC(a)
Subordinated
05/21/18	6.750%	1,000,000	1,047,218
JPMorgan Chase & Co.
10/02/17	6.400%	5,600,000	5,734,568
01/15/18	6.000%	25,605,000	26,469,322
05/18/23	2.700%	3,260,000	3,194,852
07/15/25	3.900%	3,000,000	3,101,925
Subordinated
09/10/24	3.875%	2,500,000	2,533,955
JPMorgan Chase Bank NA
Subordinated
10/01/17	6.000%	3,033,000	3,096,544
Lloyds Banking Group PLC
Subordinated
11/04/24	4.500%	2,000,000	2,052,400
Morgan Stanley
04/01/18	6.625%	4,831,000	5,056,521
05/13/19	7.300%	5,000,000	5,527,075
07/24/20	5.500%	4,500,000	4,912,695
Morgan Stanley(b)
02/14/20	1.842%	15,000,000	15,032,625
Santander UK Group Holdings PLC
08/05/21	2.875%	2,823,000	2,794,222
Wells Fargo & Co.
07/22/20	2.600%	4,065,000	4,105,451
07/26/21	2.100%	1,087,000	1,064,632
04/22/26	3.000%	12,440,000	11,938,929
Wells Fargo Bank NA
12/06/19	2.150%	7,740,000	7,766,068
Total			251,453,039
Cable and Satellite 0.7%
Altice US Finance I Corp.(a)
07/15/23	5.375%	2,700,000	2,784,375
05/15/26	5.500%	300,000	308,250
CCO Holdings LLC/Capital Corp.(a)
05/01/23	5.125%	2,000,000	2,060,000
CCO Holdings LLC/Capital Corp.
09/01/23	5.750%	1,468,000	1,526,720

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	149

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a),(d)
05/01/27	5.125%	2,335,000	2,346,675
Charter Communications Operating LLC/Capital
10/23/45	6.484%	5,380,000	6,194,188
CSC Holdings LLC
02/15/19	8.625%	1,000,000	1,097,500
CSC Holdings LLC(a)
04/15/27	5.500%	1,996,000	2,028,435
DISH DBS Corp.
06/01/21	6.750%	1,140,000	1,230,487
07/15/22	5.875%	500,000	525,310
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	400,000	402,000
08/15/26	5.500%	1,000,000	1,015,000
Total			21,518,940
Chemicals 0.0%
Axalta Coating Systems LLC(a)
08/15/24	4.875%	1,500,000	1,537,500
Consumer Cyclical Services 0.1%
IHS Markit Ltd.(a)
11/01/22	5.000%	1,681,000	1,760,848
Consumer Products 0.0%
Valvoline, Inc.(a)
07/15/24	5.500%	1,500,000	1,575,000
Diversified Manufacturing 0.3%
General Electric Co.(b)
05/05/26	1.414%	3,000,000	2,941,500
General Electric Co.
01/14/38	5.875%	517,000	652,531
Siemens Financieringsmaatschappij NV(a)
09/15/23	2.000%	4,765,000	4,523,410
10/15/26	2.350%	1,750,000	1,625,342
Total			9,742,783
Electric 1.9%
AEP Transmission Co. LLC(a)
12/01/26	3.100%	3,125,000	3,085,413
AES Gener SA(a)
07/14/25	5.000%	350,000	355,190
Appalachian Power Co.
05/15/33	5.950%	3,225,000	3,711,927
Duke Energy Carolinas LLC
12/15/41	4.250%	900,000	931,667
Duke Energy Corp.(b)
04/03/17	1.378%	6,500,000	6,500,236
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duquesne Light Holdings, Inc.(a)
09/15/20	6.400%	5,350,000	5,973,398
Entergy Louisiana LLC
04/01/25	3.780%	5,900,000	6,025,104
FirstEnergy Transmission LLC(a)
01/15/25	4.350%	6,950,000	7,222,384
Homer City Generation LP(e)
PIK
10/01/26	8.734%	1,829,600	695,248
IPALCO Enterprises, Inc.
05/01/18	5.000%	3,840,000	3,945,600
ITC Holdings Corp.
07/01/23	4.050%	1,740,000	1,802,170
MidAmerican Energy Co.
10/15/44	4.400%	5,875,000	6,240,372
NextEra Energy Capital Holdings, Inc.
09/01/17	2.056%	2,000,000	2,006,446
Northern States Power Co.
08/15/45	4.000%	2,250,000	2,259,131
PacifiCorp
07/01/25	3.350%	2,000,000	2,030,158
Public Service Co. of Oklahoma
02/01/21	4.400%	2,256,000	2,392,648
Public Service Electric & Gas Co.
05/01/45	4.050%	3,005,000	2,974,577
Total			58,151,669
Finance Companies 0.4%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/20	4.250%	1,780,000	1,855,024
CIT Group, Inc.
08/15/17	4.250%	5,000,000	5,043,750
GE Capital International Funding Co. Unlimited Co.
11/15/35	4.418%	1,732,000	1,828,912
International Lease Finance Corp.(a)
09/01/18	7.125%	1,975,000	2,110,777
Total			10,838,463
Food and Beverage 1.0%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	12,934,000	13,078,861
02/01/46	4.900%	1,940,000	2,096,604
Aramark Services, Inc.
06/01/26	4.750%	1,500,000	1,509,375
Constellation Brands, Inc.
05/01/22	6.000%	1,000,000	1,136,691

150	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DS Services of America, Inc.(a)
09/01/21	10.000%	1,750,000	1,876,875
Kraft Heinz Foods Co.
07/15/25	3.950%	3,060,000	3,106,463
06/01/26	3.000%	1,200,000	1,127,692
07/15/45	5.200%	6,250,000	6,523,450
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	1,250,000	1,275,000
Total			31,731,011
Gaming 0.1%
Churchill Downs, Inc.
12/15/21	5.375%	835,000	868,400
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	1,000,000	1,055,000
Total			1,923,400
Health Care 1.0%
Catholic Health Initiatives
08/01/18	2.600%	1,525,000	1,534,202
11/01/22	2.950%	2,975,000	2,890,058
DaVita, Inc.
05/01/25	5.000%	1,000,000	1,002,500
Hartford HealthCare Corp.
04/01/44	5.746%	3,000,000	3,479,220
HCA, Inc.
02/15/20	6.500%	3,650,000	3,994,487
05/01/23	4.750%	1,250,000	1,303,125
Northwell Healthcare, Inc.
11/01/43	6.150%	4,340,000	5,383,553
NYU Hospitals Center
07/01/42	4.428%	5,936,000	5,867,546
Quintiles IMS, Inc.(a)
05/15/23	4.875%	1,500,000	1,520,625
Tenet Healthcare Corp.(b)
06/15/20	4.631%	2,000,000	2,010,000
Tenet Healthcare Corp.
10/01/20	6.000%	1,100,000	1,163,250
Total			30,148,566
Healthcare Insurance 0.6%
Aetna, Inc.
06/07/18	1.700%	7,800,000	7,800,141
Anthem, Inc.
08/15/21	3.700%	2,355,000	2,439,634
05/15/22	3.125%	3,000,000	3,015,381
08/15/44	4.650%	3,000,000	3,045,252
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
01/15/25	4.750%	2,080,000	2,091,710
WellCare Health Plans, Inc.
04/01/25	5.250%	1,248,000	1,277,078
Total			19,669,196
Healthcare REIT 1.7%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	9,926,999
HCP, Inc.
11/15/23	4.250%	7,150,000	7,388,696
08/15/24	3.875%	2,000,000	2,011,162
Healthcare Realty Trust, Inc.
01/15/21	5.750%	4,215,000	4,619,396
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	9,026,166
Ventas Realty LP
01/15/26	4.125%	7,205,000	7,312,398
10/15/26	3.250%	4,095,000	3,885,598
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	905,000	912,536
03/01/22	4.250%	978,000	1,029,939
Welltower, Inc.
01/15/21	4.950%	667,000	715,360
03/15/23	3.750%	780,000	798,925
06/01/25	4.000%	4,305,000	4,363,522
Total			51,990,697
Independent Energy 0.2%
Marathon Oil Corp.
07/15/23	8.125%	2,000,000	2,323,428
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	1,013,602
11/15/44	5.050%	1,700,000	1,738,393
Total			5,075,423
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	1,850,000	1,883,518
MassMutual Global Funding II(a)
10/17/22	2.500%	3,370,000	3,306,445
MetLife, Inc.
Junior Subordinated
12/15/36	6.400%	4,475,000	4,911,313
Pricoa Global Funding I(a)
05/16/19	2.200%	4,000,000	4,017,660

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	151

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/25	8.300%	500,000	652,138
Teachers Insurance & Annuity Association of America(a),(b)
Subordinated
09/15/54	4.375%	3,920,000	3,927,385
Total			18,698,459
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/20	7.000%	300,000	326,850
Vale Overseas Ltd.
01/11/22	4.375%	315,000	320,229
Total			647,079
Midstream 1.1%
Boardwalk Pipeline Partners LP
02/01/23	3.375%	473,000	460,927
Boardwalk Pipelines LP
06/01/18	5.200%	1,000,000	1,033,096
Enbridge Energy Partners LP
10/15/25	5.875%	2,500,000	2,798,545
Energy Transfer Partners LP
02/01/24	4.900%	1,350,000	1,402,685
01/15/26	4.750%	1,500,000	1,545,166
02/01/42	6.500%	1,525,000	1,646,304
03/15/45	5.150%	2,000,000	1,893,072
Energy Transfer Partners LP(b)
11/01/66	4.052%	750,000	633,750
Florida Gas Transmission Co. LLC(a)
05/15/19	7.900%	1,902,000	2,110,035
Kinder Morgan Energy Partners LP
09/01/23	3.500%	2,510,000	2,470,380
02/01/24	4.150%	1,000,000	1,013,129
05/01/24	4.300%	2,350,000	2,388,735
09/01/24	4.250%	1,500,000	1,518,849
Kinder Morgan, Inc.
12/01/19	3.050%	1,150,000	1,169,364
Regency Energy Partners LP/Finance Corp.
11/01/23	4.500%	1,000,000	1,026,120
Rockies Express Pipeline LLC(a)
01/15/19	6.000%	1,500,000	1,563,750
Texas Eastern Transmission LP(a)
10/15/22	2.800%	1,850,000	1,790,989
Williams Partners LP
04/15/40	6.300%	2,000,000	2,241,408
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP/ACMP Finance Corp.
05/15/23	4.875%	2,000,000	2,065,000
03/15/24	4.875%	2,000,000	2,057,308
Total			32,828,612
Office REIT 0.2%
Boston Properties LP
05/15/21	4.125%	1,351,000	1,420,620
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,648,117
Total			6,068,737
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/24	5.125%	2,800,000	2,969,893
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a),(b)
05/15/21	4.289%	314,000	321,457
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	2,000,000	2,057,520
Sealed Air Corp.(a)
09/15/25	5.500%	591,000	626,460
Total			3,005,437
Pharmaceuticals 1.7%
AbbVie, Inc.
05/14/26	3.200%	3,000,000	2,883,831
05/14/45	4.700%	839,000	836,777
Actavis Funding SCS
06/15/17	1.300%	2,000,000	1,999,802
03/15/25	3.800%	8,050,000	8,123,440
03/15/35	4.550%	2,400,000	2,406,523
Amgen Inc.
06/15/51	4.663%	4,000,000	4,002,488
Amgen, Inc.
06/15/48	4.563%	1,246,000	1,237,461
Biogen, Inc.
09/15/45	5.200%	2,406,000	2,601,134
Celgene Corp.
08/15/45	5.000%	4,880,000	5,107,969
Gilead Sciences, Inc.
02/01/25	3.500%	3,000,000	3,017,358
03/01/27	2.950%	3,330,000	3,158,195
03/01/46	4.750%	750,000	764,994
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	750,000	778,500
Johnson & Johnson
12/05/43	4.500%	3,135,000	3,459,545

152	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	10,000,000	9,927,930
Valeant Pharmaceuticals International, Inc.(a)
12/01/21	5.625%	800,000	644,000
05/15/23	5.875%	1,300,000	1,009,125
04/15/25	6.125%	2,500,000	1,925,000
Total			53,884,072
Property & Casualty 0.3%
Farmers Exchange Capital(a)
Subordinated
07/15/28	7.050%	3,225,000	3,950,432
Farmers Exchange Capital II(a),(b)
Subordinated
11/01/53	6.151%	3,810,000	4,109,344
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
12/15/24	3.421%	2,815,000	2,772,091
Total			10,831,867
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/45	4.150%	2,025,000	2,022,331
Retail REIT 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/19	2.700%	7,485,000	7,554,423
Retailers 0.4%
CVS Health Corp.
07/20/45	5.125%	3,535,000	3,900,155
Walgreens Boots Alliance, Inc.
06/01/26	3.450%	1,400,000	1,368,863
11/18/44	4.800%	2,500,000	2,550,107
Wal-Mart Stores, Inc.
10/02/43	4.750%	3,000,000	3,335,976
Total			11,155,101
Technology 0.4%
Equinix, Inc.
05/15/27	5.375%	1,794,000	1,852,305
First Data Corp.(a)
01/15/24	5.000%	3,085,000	3,138,987
Microsoft Corp.
02/12/45	3.750%	3,000,000	2,845,908
11/03/45	4.450%	1,500,000	1,583,102
MSCI, Inc.(a)
08/01/26	4.750%	755,000	762,550
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC(a)
06/01/21	4.125%	1,500,000	1,556,250
Total			11,739,102
Wireless 0.4%
American Tower Corp.
01/15/18	4.500%	6,589,000	6,729,596
SBA Communications Corp.(a)
09/01/24	4.875%	1,800,000	1,777,140
Sprint Communications, Inc.(a)
11/15/18	9.000%	3,250,000	3,534,375
T-Mobile USA, Inc.
04/15/27	5.375%	1,000,000	1,032,500
Total			13,073,611
Wirelines 1.0%
AT&T, Inc.
02/17/26	4.125%	4,000,000	4,056,396
03/01/37	5.250%	6,180,000	6,300,226
06/15/45	4.350%	2,849,000	2,507,635
05/15/46	4.750%	6,355,000	5,929,768
Level 3 Financing, Inc.
03/15/26	5.250%	500,000	502,500
Verizon Communications, Inc.(a)
03/15/39	4.812%	2,000,000	1,947,956
Verizon Communications, Inc.
11/01/42	3.850%	3,000,000	2,502,873
08/21/46	4.862%	6,000,000	5,768,394
Total			29,515,748
Total Corporate Bonds & Notes (Cost $739,919,135)			744,719,450

Foreign Government Obligations(f) 0.8%

Brazil 0.1%
Brazilian Government International Bond
01/05/23	2.625%	2,500,000	2,318,750
Chile 0.0%
Chile Government International Bond
10/30/22	2.250%	900,000	881,910
Colombia 0.1%
Colombia Government International Bond
01/28/26	4.500%	1,500,000	1,582,500
Ecopetrol SA
09/18/23	5.875%	300,000	325,125
Total			1,907,625

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	153

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/23	4.250%	900,000	869,625
Croatia 0.1%
Croatia Government International Bond(a)
07/14/20	6.625%	1,100,000	1,207,250
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/24	6.600%	800,000	867,000
Hungary 0.0%
Magyar Export-Import Bank Zrt.(a)
01/30/20	4.000%	1,100,000	1,124,262
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/25	5.125%	1,200,000	1,303,440
Mexico 0.1%
Mexico Government International Bond
01/21/21	3.500%	1,500,000	1,555,500
Petroleos Mexicanos(a)
03/13/22	5.375%	1,400,000	1,466,500
Total			3,022,000
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/25	4.750%	1,500,000	1,587,000
Fondo MIVIVIENDA SA(a)
01/31/23	3.500%	500,000	503,750
Total			2,090,750
Philippines 0.0%
Philippine Government International Bond
01/21/24	4.200%	1,050,000	1,136,604
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/23	4.875%	2,000,000	2,143,520
Serbia 0.0%
Serbia International Bond(a)
02/25/20	4.875%	800,000	829,232
South Africa 0.0%
South Africa Government International Bond
01/17/24	4.665%	1,000,000	1,011,600
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond
03/23/23	3.250%	1,900,000	1,743,250
Uruguay 0.0%
Uruguay Government International Bond
10/27/27	4.375%	1,000,000	1,044,000
Venezuela 0.0%
Venezuela Government International Bond
09/15/27	9.250%	1,250,000	579,375
Total Foreign Government Obligations (Cost $24,152,952)			24,080,193

Inflation-Indexed Bonds 1.8%

United States 1.8%
U.S. Treasury Inflation-Indexed Bond
07/15/25	0.375%	31,422,054	31,502,368
02/15/45	0.750%	24,115,547	22,956,265
Total			54,458,633
Total Inflation-Indexed Bonds (Cost $56,108,117)			54,458,633

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Providence St. Joseph Health Series 2016
10/01/47	4.000%	4,460,000	4,481,051
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds Series 2009
10/01/31	5.206%	2,400,000	2,785,272
Build America Bonds Series 2010
10/01/24	5.047%	5,000,000	5,602,850
Total			8,388,122
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds Series 2010
08/01/37	5.508%	2,110,000	2,555,801

154	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,541,731
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/41	3.000%	1,855,000	1,634,162
Total Municipal Bonds (Cost $21,070,752)			21,600,867

Municipal Short Term 0.2%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Higher Education 0.2%
University of California(b)
Revenue Bonds
Taxable Series 2011Y-1
07/01/41	1.284%	6,575,000	6,574,671
Total Municipal Short Term (Cost $6,575,000)			6,574,671

Residential Mortgage-Backed Securities - Agency 26.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/31- 02/01/47	3.000%	96,855,516	96,216,623
09/01/32- 08/01/46	3.500%	120,693,431	123,734,641
07/01/35- 06/01/41	5.000%	2,158,067	2,366,482
04/01/36- 11/01/39	6.000%	333,115	377,195
06/01/38- 02/01/41	5.500%	1,702,319	1,888,598
03/01/39- 03/01/41	4.500%	9,430,559	10,145,282
08/01/44- 03/01/46	4.000%	31,131,698	32,796,613
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
10/15/31	1.412%	3,230,063	3,254,041
Federal Home Loan Mortgage Corp.(b),(c)
CMO Series 2980 Class SL
11/15/34	5.788%	397,943	98,424
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c)
CMO Series 4037 Class PI
04/15/27	3.000%	1,162,386	97,992
CMO Series 4090 Class EI
08/15/22	2.500%	1,438,617	68,392
CMO Series 4093 Class IA
03/15/42	4.000%	2,157,500	605,919
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/30	3.511%	7,010,000	7,112,718
Federal National Mortgage Association
12/01/25- 02/01/46	3.500%	18,038,527	18,600,453
09/01/26- 12/01/31	2.500%	29,825,285	30,037,829
05/01/33- 08/01/39	5.000%	504,336	551,967
10/01/33- 08/01/43	3.000%	8,965,752	8,964,827
11/01/38- 11/01/40	6.000%	5,222,574	5,957,596
08/01/43- 09/01/46	4.000%	39,045,227	41,218,909
02/01/46- 04/01/47	4.500%	93,322,485	100,179,188
CMO Series 2013-13 Class PH
04/25/42	2.500%	8,273,465	8,288,020
Federal National Mortgage Association(d)
04/12/47	3.500%	42,160,000	43,125,068
04/12/47	4.000%	56,435,000	59,195,021
04/12/47	4.500%	24,205,000	25,952,298
04/19/32- 04/12/47	3.000%	38,565,000	38,930,405
Federal National Mortgage Association(b),(c)
CMO Series 2004-94 Class HJ
10/25/34	5.718%	222,679	19,883
CMO Series 2006-8 Class HL
03/25/36	5.718%	2,140,862	404,959
CMO Series 2013-81 Class NS
10/25/42	5.218%	889,672	124,682
CMO Series 2013-M12 Class SA
10/25/17	5.688%	126,006	1,004
CMO Series 2013-M14 Class SA
08/25/18	5.668%	12,336,356	551,312
Federal National Mortgage Association(c)
CMO Series 2013-45 Class IK
02/25/43	3.000%	621,935	101,500

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	155

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/20/46	3.000%	22,656,918	22,882,259
08/15/33- 11/15/39	4.500%	348,418	375,649
04/15/35- 06/15/41	5.000%	994,860	1,098,882
07/15/40- 12/15/41	4.000%	1,630,567	1,729,196
04/20/46- 12/20/46	3.500%	58,567,057	60,795,322
Government National Mortgage Association(d)
04/22/45	4.000%	23,265,000	24,571,839
04/20/47	3.000%	15,975,000	16,114,781
04/20/47	3.500%	15,055,000	15,610,153
Government National Mortgage Association(g)
CMO Series 2006-26 Class
06/20/36	0.000%	58,864	51,438
Government National Mortgage Association(b),(c)
CMO Series 2011-78 Class IX
08/16/46	0.300%	16,211,996	414,398
CMO Series 2013-124 Class SB
10/20/41	5.172%	2,552,193	268,038
NCUA Guaranteed Notes(b)
CMO Series 2011-R4 Class 1A
03/06/20	1.366%	597,099	597,309
Total Residential Mortgage-Backed Securities - Agency (Cost $812,754,759)			805,477,105

Residential Mortgage-Backed Securities - Non-Agency 6.5%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
03/25/35	1.612%	9,039,438	8,854,259
CMO Series 2005-WF1 Class A2C
12/25/34	1.602%	1,682,818	1,682,878
Banc of America Funding Trust(b)
Series 2006-G Class 2A1
07/20/36	1.198%	5,155,266	5,102,772
BCAP LLC Trust(a),(b)
03/26/37	2.867%	3,248,391	3,249,449
CMO Series 2014-RR2 Class 11A1
05/26/37	0.955%	4,277,572	4,157,101
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
03/25/37	1.162%	8,751,515	8,192,256
Bear Stearns Asset-Backed Securities I Trust(b)
CMO Series 2005-HE12 Class M1
12/25/35	1.462%	9,434,996	9,289,313
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
08/25/36	1.122%	1,974,284	1,935,646
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
05/20/47	0.991%	7,397,228	7,262,924
CMO Series 2015-6 Class 2A1
12/25/35	1.053%	8,100,554	7,718,999
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/36	6.000%	3,153,579	2,766,936
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
01/25/36	2.118%	7,076,684	6,625,279
Series 2006-HY12 Class A5
08/25/36	2.997%	11,398,808	10,816,436
Credit Suisse First Boston Mortgage Securities Corp.(b)
CMO Series 2004-AR8 Class 7A1
09/25/34	3.067%	584,605	569,366
Series 2004-AR5 Class 2A1
06/25/34	3.087%	1,997,396	1,986,712
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
07/27/36	0.898%	2,749,000	2,610,415
CMO Series 2015-5R Class 2A1
04/27/47	1.058%	7,178,918	6,970,896
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/46	1.066%	7,683,928	7,482,651
Series 2009-14R Class 2A1
06/26/37	5.000%	1,321,785	1,342,815
Encore Credit Receivables Trust(b)
CMO Series 2005-4 Class M1
01/25/36	1.402%	4,611,328	4,599,937
First Horizon Alternative Mortgage Securities Trust(b)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.937%	4,464,841	3,659,765
CMO Series 2005-AA7 Class 2A1
09/25/35	3.072%	3,829,490	3,393,312
CMO Series 2005-AA8 Class 2A1
10/25/35	3.144%	8,105,704	6,896,191
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	1,567,243	1,213,487
GMAC Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1
11/19/35	3.617%	3,076,347	2,788,725
GSAA Home Equity Trust(b)
Series 2005-9 Class 1A1
08/25/35	1.262%	2,278,505	2,192,465

156	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 4A5
09/25/35	3.077%	1,518,096	1,517,775
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2005-AR15 Class A1
09/25/35	3.223%	1,831,953	1,637,186
CMO Series 2006-AR27 Class 1A3
10/25/36	1.252%	6,977,970	4,713,964
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
05/25/37	1.222%	5,268,359	3,105,236
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
08/25/36	3.220%	3,235,224	2,967,169
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
04/25/35	1.242%	3,282,978	3,050,762
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
10/25/35	1.262%	8,073,725	7,418,576
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
09/25/36	1.262%	10,244,854	9,944,104
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-2R Class 2A1
10/26/36	1.474%	1,735,843	1,722,824
CMO Series 2014-3R Class 1A1
01/26/37	0.988%	960,770	955,884
RALI Trust(b)
CMO Series 2005-QA8 Class CB21
07/25/35	3.817%	2,762,607	2,181,508
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
08/25/35	1.432%	3,783,370	3,755,202
Saxon Asset Securities Trust(b)
Series 2006-2 Class A2
09/25/36	1.112%	3,341,231	3,247,649
Soundview Home Loan Trust(b)
CMO Series 2005-OPT4 Class 2A3
12/25/35	1.242%	1,853,828	1,843,970
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
10/25/35	1.702%	1,716,106	1,688,865
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.578%	6,438,125	5,921,934
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2003-AR10 Class A7
10/25/33	2.838%	1,599,909	1,628,816
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR9 Class 1A6
09/25/33	2.785%	1,151,260	1,158,931
CMO Series 2005-AR15 Class A1A1
11/25/45	1.242%	4,874,714	4,610,660
CMO Series 2006-AR11 Class 1A
09/25/46	1.598%	9,815,995	8,089,267
CMO Series 2007-HY2 Class 1A1
12/25/36	2.770%	5,434,122	5,114,450
Series 2005-AR4 Class A5
04/25/35	2.877%	2,134,791	2,115,598
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $201,487,772)			201,751,315

Senior Loans 0.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.1%
Homer City Generation LP(b),(d),(h)
Term Loan
02/08/23	9.288%	928,000	863,040
Vistra Operations Co. LLC(b),(h)
Term Loan
08/04/23	3.732%	556,391	555,001
Tranche C Term Loan
08/04/23	3.732%	127,215	126,896
Total			1,544,937
Environmental 0.0%
STI Infrastructure SARL(b),(h)
Term Loan
08/22/20	6.397%	658,149	595,625
Finance Companies 0.1%
Delos Finance SARL(b),(h)
Term Loan
10/06/23	0.000%	1,500,000	1,515,375
Gaming 0.0%
Twin River Management Group, Inc.(b),(h)
Term Loan
07/10/20	4.647%	1,189,269	1,207,108
Independent Energy 0.0%
EMG Utica LLC(b),(h)
Term Loan
03/27/20	4.750%	919,852	922,151

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	157

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Midstream 0.1%
Power Buyer LLC(b),(h)
1st Lien Term Loan
05/06/20	4.397%	1,460,435	1,459,530
Oil Field Services 0.1%
Drillships Ocean Ventures, Inc.(b),(h)
Term Loan
07/25/21	5.563%	1,462,500	1,317,464
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(h)
Term Loan
02/05/23	3.781%	1,094,507	1,098,272
Transportation Services 0.0%
International Seaways, Inc.(b),(h)
Term Loan
08/05/19	5.790%	1,231,411	1,227,569
Total Senior Loans (Cost $11,080,886)			10,888,031

Treasury Bills 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.1%
U.S. Treasury Bills(i)
04/06/17	0.460%	1,815,000	1,814,862
Total			1,814,862
Total Treasury Bills (Cost $1,814,875)			1,814,862

U.S. Treasury Obligations 26.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/28/19	1.125%	67,510,000	67,357,022
03/31/19	1.250%	119,390,000	119,366,719
01/31/22	1.500%	81,945,000	80,331,667
01/31/22	1.875%	34,835,000	34,758,799
02/28/22	1.875%	176,700,000	176,341,078
03/31/22	1.875%	71,845,000	71,659,784
02/15/27	2.250%	123,310,000	121,734,961
11/15/46	2.875%	24,395,000	23,669,810
02/15/47	3.000%	127,890,000	127,435,351
Total U.S. Treasury Obligations (Cost $819,420,798)			822,655,191

Money Market Funds 7.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(j),(k)	235,491,043	235,491,043
Total Money Market Funds (Cost $235,488,425)		235,491,043
Total Investments (Cost: $3,286,747,520)		3,281,886,859
Other Assets & Liabilities, Net		(194,180,637)
Net Assets		3,087,706,222

At March 31, 2017, securities and/or cash totaling $1,674,916 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	552	USD	119,482,126	06/2017	88,059	—
U.S. Treasury 2-Year Note	184	USD	39,827,375	06/2017	42,764	—
U.S. Treasury 5-Year Note	690	USD	81,231,328	06/2017	227,715	—
U.S. Treasury 5-Year Note	691	USD	81,349,055	06/2017	120,080	—
Total			321,889,884		478,618	—
158	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $283,969,380 or 9.20% of net assets.
(b)	Variable rate security.
(c)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $695,248 which represents 0.02% of net assets.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	330,872,255	628,352,220	(723,733,432)	235,491,043	(3,224)	426,960	235,491,043
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized depreciation ($)
3,286,748,000	21,423,000	(26,284,000)	(4,861,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	159

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	178,557,874	—	—	178,557,874
Commercial Mortgage-Backed Securities - Agency	—	124,021,521	—	—	124,021,521
Commercial Mortgage-Backed Securities - Non-Agency	—	49,796,103	—	—	49,796,103
Corporate Bonds & Notes	—	744,719,450	—	—	744,719,450
Foreign Government Obligations	—	24,080,193	—	—	24,080,193
Inflation-Indexed Bonds	—	54,458,633	—	—	54,458,633
Municipal Bonds	—	21,600,867	—	—	21,600,867
Municipal Short Term	—	6,574,671	—	—	6,574,671
Residential Mortgage-Backed Securities - Agency	—	805,477,105	—	—	805,477,105
Residential Mortgage-Backed Securities - Non-Agency	—	200,028,491	1,722,824	—	201,751,315
Senior Loans	—	10,888,031	—	—	10,888,031
Treasury Bills	1,814,862	—	—	—	1,814,862
U.S. Treasury Obligations	822,655,191	—	—	—	822,655,191
Money Market Funds	—	—	—	235,491,043	235,491,043
Total Investments	824,470,053	2,220,202,939	1,722,824	235,491,043	3,281,886,859
Derivatives
Asset
Futures Contracts	478,618	—	—	—	478,618
Total	824,948,671	2,220,202,939	1,722,824	235,491,043	3,282,365,477
160	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,198,497	—	—	1,198,497
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	161

Portfolio of Investments
Variable Portfolio – Wells Fargo Short Duration Government Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 15.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2013-1A Class A
09/20/19	1.920%	4,197,000	4,196,370
Series 2014-1A Class A
07/20/20	2.460%	7,249,000	7,284,061
Series 2015-1A Class A
07/20/21	2.500%	4,904,000	4,900,714
California Republic Auto Receivables Trust
Series 2015-1 Class A4
09/15/20	1.820%	3,801,000	3,796,508
Series 2016-1 Class A4
10/15/21	2.240%	5,570,000	5,603,800
Series 2017-1 Class A4
06/15/22	2.280%	5,123,000	5,104,940
Capital Auto Receivables Asset Trust
Series 2016-1 Class A4
10/20/20	1.980%	5,580,000	5,596,816
Series 2016-2 Class A4
01/20/21	1.630%	3,242,000	3,228,400
Series 2016-3 Class A3
08/20/20	1.540%	3,259,000	3,254,010
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/21	2.730%	7,723,000	7,708,938
Series 2015-3A Class A
09/25/21	2.670%	4,427,000	4,390,656
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/19	1.830%	3,227,000	3,216,614
Series 2016-3A Class A
07/25/20	2.270%	3,475,000	3,451,230
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
09/16/24	1.612%	7,057,465	7,069,036
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A2
07/26/66	1.732%	9,000,000	9,030,988
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
01/25/37	1.198%	5,606,236	5,531,740
Series 2006-1 Class A5
08/23/27	1.163%	2,412,680	2,402,427
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
09/25/65	1.782%	10,632,279	10,686,075
SLC Student Loan Trust(b)
Series 2010-1 Class A
11/25/42	1.927%	2,479,023	2,486,414
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
05/16/44	3.730%	1,918,490	1,964,619
Series 2010-A Class 2A
05/16/44	4.162%	5,471,402	5,685,853
Series 2014-A Class A2B
01/15/26	2.062%	4,666,000	4,713,815
SLM Private Education Loan Trust(a)
Series 2012-E Class A2A
06/15/45	2.090%	2,755,439	2,757,358
Series 2014-A Class A2A
01/15/26	2.590%	2,811,000	2,829,738
SLM Student Loan Trust(b)
Series 2005-6 Class A5A
07/27/26	1.148%	966,829	966,409
Series 2005-6 Class A5B
07/27/26	2.238%	1,234,740	1,240,666
Series 2005-8 Class A4
01/25/28	1.588%	10,781,774	10,814,557
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
10/27/36	1.878%	3,810,196	3,845,041
Series 2016-D Class A1
01/25/39	1.728%	8,865,738	8,937,249
Series 2016-E Class A1
07/25/39	1.628%	4,316,867	4,326,053
Series 2017-A Class A1
03/26/40	1.477%	5,165,000	5,167,666
TCF Auto Receivables Owner Trust(a)
Series 2015-1A Class A4
11/16/20	1.960%	7,308,000	7,315,437
Series 2016-1A Class A3
04/15/21	1.710%	3,258,000	3,244,214
Total Asset-Backed Securities — Non-Agency (Cost $162,449,602)			162,748,412

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/20	1.891%	2,275,359	2,278,992
Federal National Mortgage Association(b)
Series 2015-M10 Class FA
03/25/19	0.952%	5,464,908	5,467,457
Series 2015-M4 Class FA
09/25/18	0.914%	17,269,883	17,270,503

162	Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-M8 Class FA
11/25/18	0.877%	5,493,259	5,493,878
Total Commercial Mortgage-Backed Securities - Agency (Cost $30,517,872)			30,510,830

Commercial Mortgage-Backed Securities - Non-Agency 3.1%

Commercial Mortgage Trust
Series 2012-LC4 Class A3
12/10/44	3.069%	11,140,654	11,345,812
Series 2013-CR6 Class A1
03/10/46	0.719%	962,024	958,958
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/44	3.527%	356,902	366,793
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/43	3.849%	1,110,710	1,144,272
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/43	3.679%	2,296,879	2,350,633
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/45	2.935%	1,846,000	1,868,771
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A1
02/15/47	1.254%	780,514	778,502
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/43	4.608%	2,797,322	2,914,737
Series 2010-C2 Class A2
11/15/43	3.616%	3,718,419	3,756,316
Series 2010-CNTR Class A1
08/05/32	3.300%	1,304,224	1,323,848
Series 2011-C4 Class A3
07/15/46	4.106%	1,167,526	1,193,862
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/45	3.139%	2,374,876	2,408,566
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6 Class A2
11/15/45	1.868%	326,225	326,494
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/44	4.210%	1,086,700	1,121,229
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $32,619,797)			31,858,793

Residential Mortgage-Backed Securities - Agency 35.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
02/01/27	3.000%	5,981,025	6,145,900
08/01/18- 04/01/31	4.500%	26,006,991	26,808,075
08/01/29- 08/01/34	3.500%	10,340,009	10,786,884
09/01/30- 04/01/32	4.000%	4,007,028	4,284,929
CMO Series 3272 Class PA
02/15/37	6.000%	1,840,440	2,073,988
CMO Series 4248
06/15/42	3.500%	9,095,254	9,399,184
CMO Series 4266 Class GA
10/15/30	3.000%	923,082	948,572
CMO Series 4297 Class CA
12/15/30	3.000%	1,023,947	1,055,842
CMO Series 4425 Class A
09/15/40	4.000%	4,124,815	4,366,892
CMO Series 4425 Class LA
07/15/39	4.000%	8,570,695	8,974,572
Federal Home Loan Mortgage Corp.(c)
08/01/35	4.000%	662,775	704,198
Federal Home Loan Mortgage Corp.(b)
07/01/44	2.848%	6,194,169	6,370,512
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/28	6.500%	1,282,319	1,420,161
Federal National Mortgage Association
01/01/20- 01/01/34	4.500%	48,511,913	50,365,012
02/01/23- 08/01/30	5.000%	5,340,789	5,625,201
12/01/25- 06/01/32	4.000%	41,760,815	44,283,930
07/01/27- 03/01/33	3.500%	93,373,909	97,883,341
CMO Series 1993-201 Class L
10/25/23	6.500%	699,295	761,441
CMO Series 2005-91
10/25/20	4.500%	1,781,838	1,808,907
CMO Series 2009-20 Class DT
04/25/39	4.500%	4,117,318	4,464,185
CMO Series 2013-103 Class H
03/25/38	4.500%	7,777,162	8,350,724
Federal National Mortgage Association(c)
10/01/30- 02/01/34	4.000%	56,362,320	59,725,578

Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017	163

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
03/01/41	3.508%	1,111,334	1,158,200
12/01/41	3.511%	4,264,853	4,451,698
Government National Mortgage Association(b)
CMO Series 2016-112 Class AW
12/20/40	7.150%	4,135,768	4,820,179
Total Residential Mortgage-Backed Securities - Agency (Cost $368,681,892)			367,038,105

U.S. Treasury Obligations 44.2%

U.S. Treasury
10/31/17	0.750%	109,407,000	109,283,064
07/31/18	0.750%	2,399,000	2,386,444
08/31/18	0.750%	38,212,000	37,994,077
11/30/18	1.000%	5,764,000	5,744,186
12/31/18	1.250%	13,207,000	13,213,709
01/31/19	1.125%	12,199,000	12,174,700
02/28/19	1.125%	55,444,000	55,318,364
03/31/19	1.250%	25,189,000	25,184,088
06/15/19	0.875%	9,095,000	9,008,313
08/15/19	0.750%	21,447,000	21,144,554
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/19	1.000%	11,369,000	11,243,759
12/15/19	1.375%	28,036,000	27,983,433
01/15/20	1.375%	25,778,000	25,717,576
02/15/20	1.375%	34,428,000	34,320,413
03/15/20	1.625%	68,630,000	68,876,656
Total U.S. Treasury Obligations (Cost $459,497,709)			459,593,336

Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(e)	56,971,094	56,971,094
Total Money Market Funds (Cost $56,965,492)		56,971,094
Total Investments (Cost: $1,110,732,364)		1,108,720,570
Other Assets & Liabilities, Net		(68,607,962)
Net Assets		1,040,112,608

At March 31, 2017, securities and/or cash totaling $385,000 were pledged as collateral.
Investments in derivatives
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	773	USD	167,318,266	06/2017	—	(13,546)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(651)	USD	(76,639,992)	06/2017	64,880	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $126,893,415 or 12.20% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
164	Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	50,745,375	473,491,690	(467,265,971)	56,971,094	(5,165)	61,732	56,971,094
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,110,732,000	1,631,000	(3,642,000)	(2,011,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017	165

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	162,748,412	—	—	162,748,412
Commercial Mortgage-Backed Securities - Agency	—	30,510,830	—	—	30,510,830
Commercial Mortgage-Backed Securities - Non-Agency	—	31,858,793	—	—	31,858,793
Residential Mortgage-Backed Securities - Agency	—	367,038,105	—	—	367,038,105
U.S. Treasury Obligations	459,593,336	—	—	—	459,593,336
Money Market Funds	—	—	—	56,971,094	56,971,094
Total Investments	459,593,336	592,156,140	—	56,971,094	1,108,720,570
Derivatives
Asset
Futures Contracts	64,880	—	—	—	64,880
Liability
Futures Contracts	(13,546)	—	—	—	(13,546)
Total	459,644,670	592,156,140	—	56,971,094	1,108,771,904
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
166	Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 5.6%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/21	2.610%	1,913,819	1,880,235
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	171,065	171,049
SBA Tower Trust(a)
04/16/18	2.240%	6,500,000	6,442,634
Total			8,493,918
Total Asset-Backed Securities — Non-Agency (Cost $8,603,080)			8,493,918

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

United States 2.9%
VSD (a),(b)
Series 2017-PLT1 Class A
03/03/37	2.500%	4,381,944	4,370,315
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $4,381,944)			4,370,315

Corporate Bonds & Notes 31.1%

Australia 1.4%
Woodside Finance Ltd.(a)
03/05/25	3.650%	2,220,000	2,186,032
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	15,000	15,750
Canada 1.4%
Bombardier, Inc.(a)
12/01/21	8.750%	38,000	41,610
Canadian Natural Resources Ltd.
03/15/38	6.250%	400,000	457,860
Cenovus Energy, Inc.
09/15/43	5.200%	350,000	345,640
HudBay Minerals, Inc.(a)
01/15/23	7.250%	12,000	12,720
01/15/25	7.625%	36,000	39,060
MDC Partners, Inc.(a)
05/01/24	6.500%	97,000	92,514
MEG Energy Corp.(a)
01/15/25	6.500%	34,000	34,000
Precision Drilling Corp.(a)
12/15/23	7.750%	4,000	4,210
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	12,000	12,270
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.(a)
06/01/24	8.500%	15,000	17,306
Teck Resources Ltd.
07/15/41	6.250%	124,000	128,650
Thomson Reuters Corp.
05/23/43	4.500%	525,000	493,794
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	12,000	11,985
Valeant Pharmaceuticals International, Inc.(a)
03/15/22	6.500%	15,000	15,431
05/15/23	5.875%	120,000	93,150
03/15/24	7.000%	68,000	69,785
04/15/25	6.125%	213,000	164,010
Videotron Ltd.(a)
06/15/24	5.375%	56,000	58,170
Videotron Ltd./Ltee(a),(c)
04/15/27	5.125%	22,000	22,000
Total			2,114,165
France 0.1%
SFR Group SA(a)
05/15/22	6.000%	82,000	84,972
05/01/26	7.375%	104,000	107,120
Total			192,092
Germany 0.0%
Unitymedia GmbH(a)
01/15/25	6.125%	14,000	14,735
Ireland 0.2%
Allegion PLC
09/15/23	5.875%	45,000	48,038
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	145,000	155,150
02/15/25	6.000%	13,000	13,146
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	18,000	18,720
02/15/24	5.500%	18,000	18,720
Total			253,774
Italy 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	35,000	34,563
Telecom Italia SpA(a)
05/30/24	5.303%	19,000	19,190
Wind Acquisition Finance SA(a)
07/15/20	4.750%	125,000	127,031
Total			180,784

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Luxembourg 0.1%
ARD Finance SA PIK(a)
09/15/23	7.125%	30,000	30,900
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	34,000	34,085
INEOS Group Holdings SA(a)
08/01/24	5.625%	58,000	58,145
Total			123,130
Mexico 0.2%
Grupo Bimbo SAB de CV(a)
06/27/44	4.875%	340,000	320,783
Netherlands 0.9%
Atotech USA, Inc.(a)
02/01/25	6.250%	48,000	48,600
Constellium NV(a)
05/15/24	5.750%	79,000	73,075
03/01/25	6.625%	29,000	27,894
LYB International Finance BV
03/15/44	4.875%	415,000	429,896
Mondelez International, Inc.(a)
10/28/19	1.625%	525,000	516,580
Schaeffler Finance BV(a)
05/15/21	4.250%	75,000	76,031
Sensata Technologies BV(a)
10/01/25	5.000%	47,000	47,353
Ziggo Secured Finance BV(a)
01/15/27	5.500%	97,000	96,990
Total			1,316,419
Ukraine 0.3%
MHP SA(a)
04/02/20	8.250%	397,000	397,992
United Kingdom 0.8%
Sky PLC(a)
11/26/22	3.125%	1,125,000	1,119,734
Virgin Media Finance PLC(a)
10/15/24	6.000%	39,000	40,414
01/15/25	5.750%	93,000	93,232
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	7,000	7,035
Total			1,260,415
United States 25.6%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	55,550
03/01/24	6.500%	16,000	16,840
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Actavis Funding
03/15/45	4.750%	195,000	195,835
AES Corp. (The)
05/15/26	6.000%	28,000	28,980
Aircastle Ltd.
02/15/22	5.500%	17,000	18,233
04/01/23	5.000%	15,000	15,788
Alere, Inc.(a)
07/01/23	6.375%	17,000	17,276
Allegion US Holding Co., Inc.
10/01/21	5.750%	36,000	37,575
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	4,000	4,197
Ally Financial, Inc.
09/30/24	5.125%	29,000	29,834
03/30/25	4.625%	132,000	131,340
Altice US Finance I Corp.(a)
07/15/23	5.375%	39,000	40,219
05/15/26	5.500%	77,000	79,117
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	17,000	17,149
AMC Networks, Inc.
04/01/24	5.000%	45,000	45,000
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	50,000	51,313
American Greetings Corp.(a)
02/15/25	7.875%	6,000	6,300
Amsurg Corp.
07/15/22	5.625%	48,000	49,200
Angus Chemical Co.(a)
02/15/23	8.750%	61,000	62,830
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	700,000	712,468
02/01/26	3.650%	300,000	303,360
Appalachian Power Co.
05/15/44	4.400%	800,000	818,154
APX Group, Inc.
12/01/20	8.750%	91,000	94,185
12/01/22	7.875%	122,000	131,302
Aramark Services, Inc.
01/15/24	5.125%	22,000	23,073
Asbury Automotive Group, Inc.
12/15/24	6.000%	57,000	58,995
AT&T, Inc.
06/15/45	4.350%	700,000	616,127
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	40,000	37,000

2	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
B&G Foods, Inc.(c)
04/01/25	5.250%	24,000	24,210
Ball Corp.
12/15/20	4.375%	40,000	41,800
Beacon Roofing Supply, Inc.
10/01/23	6.375%	22,000	23,430
Berkshire Hathaway Energy Co.
02/01/45	4.500%	150,000	156,023
Berry Plastics Corp.
05/15/22	5.500%	58,000	60,247
10/15/22	6.000%	26,000	27,495
07/15/23	5.125%	63,000	64,575
Boyd Gaming Corp.
05/15/23	6.875%	14,000	15,085
04/01/26	6.375%	19,000	20,330
CalAtlantic Group, Inc.
11/15/24	5.875%	34,000	35,700
06/01/26	5.250%	10,000	9,963
Callon Petroleum Co.(a)
10/01/24	6.125%	22,000	22,880
Calpine Corp.(a)
01/15/24	5.875%	32,000	33,720
Camelot Finance SA(a)
10/15/24	7.875%	25,000	26,313
Cardtronics, Inc./USA(a),(c)
05/01/25	5.500%	16,000	16,180
Carlson Travel, Inc.(a)
12/15/23	6.750%	27,000	28,080
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	169,000	169,422
CB Richard Ellis Services, Inc.
03/15/25	5.250%	137,000	145,395
CBS Radio, Inc.(a)
11/01/24	7.250%	10,000	10,500
CCO Holdings LLC/Capital Corp.(a)
02/15/26	5.750%	49,000	51,450
05/01/26	5.500%	2,000	2,070
05/01/27	5.125%	140,000	140,700
05/01/27	5.875%	38,000	39,900
Centene Corp.
02/15/24	6.125%	69,000	74,089
01/15/25	4.750%	110,000	110,619
CenturyLink, Inc.
04/01/24	7.500%	52,000	54,974
04/01/25	5.625%	73,000	69,441
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	62,000	63,860
12/15/21	5.125%	40,000	40,600
07/15/25	7.750%	30,000	33,169
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	43,000	44,075
Chemours Co. (The)
05/15/23	6.625%	45,000	47,700
05/15/25	7.000%	45,000	48,443
Chesapeake Energy Corp.(a)
01/15/25	8.000%	51,000	51,000
Chobani LLC/Finance Corp., Inc.(a),(c)
04/15/25	7.500%	33,000	33,784
CHS/Community Health Systems, Inc.
02/01/22	6.875%	39,000	33,540
03/31/23	6.250%	72,000	73,260
CNA Financial Corp.
03/01/26	4.500%	330,000	348,771
Columbia Pipeline Group, Inc.
06/01/45	5.800%	170,000	198,495
Continental Resources, Inc.
06/01/24	3.800%	74,000	68,820
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	83,000	87,980
CSC Holdings LLC
11/15/21	6.750%	95,000	102,837
CSC Holdings LLC(a)
10/15/25	6.625%	95,000	103,075
10/15/25	10.875%	81,000	97,200
CSX Corp.
11/01/46	3.800%	225,000	205,256
CVS Health Corp.
06/01/26	2.875%	345,000	329,020
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	15,000	15,413
03/15/27	5.375%	15,000	15,150
DaVita, Inc.
05/01/25	5.000%	65,000	65,162
Diamondback Energy, Inc.(a)
11/01/24	4.750%	13,000	13,077
05/31/25	5.375%	68,000	69,700
DISH DBS Corp.
06/01/21	6.750%	31,000	33,461
03/15/23	5.000%	76,000	76,380
11/15/24	5.875%	25,000	26,256
07/01/26	7.750%	100,000	116,250

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/24	3.500%	750,000	751,594
10/01/26	2.850%	490,000	458,250
Duke Energy Carolinas LLC
03/15/46	3.875%	505,000	493,760
Dynegy, Inc.
11/01/24	7.625%	17,000	16,235
E*TRADE Financial Corp.
09/15/23	4.625%	141,000	144,454
Eagle II Acquisition Co. LLC(a)
04/01/25	6.000%	18,000	18,540
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	49,000	51,573
Emera US Finance LP
06/15/46	4.750%	515,000	520,128
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	40,000	34,100
Energy Transfer Equity LP
06/01/27	5.500%	144,000	150,480
Enterprise Products Operating LLC
02/15/45	5.100%	400,000	417,786
05/15/46	4.900%	190,000	194,478
Envision Healthcare Corp.(a)
12/01/24	6.250%	3,000	3,150
Equinix, Inc.
01/15/26	5.875%	55,000	58,506
05/15/27	5.375%	98,000	101,185
ERAC U.S.A. Finance LLC(a)
02/15/45	4.500%	450,000	430,255
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	100,000	105,500
First Data Corp.(a)
12/01/23	7.000%	148,000	158,730
01/15/24	5.750%	95,000	97,992
Five Corners Funding Trust(a)
11/15/23	4.419%	1,200,000	1,277,491
Freeport-McMoRan, Inc.
03/01/22	3.550%	17,000	15,768
03/15/23	3.875%	38,000	34,946
11/14/24	4.550%	94,000	87,537
Fresenius Medical Care U.S. Finance II, Inc.(a)
01/31/22	5.875%	13,000	14,073
10/15/24	4.750%	78,000	79,170
Frontier Communications Corp.
01/15/25	6.875%	193,000	159,707
09/15/25	11.000%	85,000	82,662
Gartner, Inc.(a)
04/01/25	5.125%	52,000	52,975
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gates Global LLC/Co.(a)
07/15/22	6.000%	65,000	66,137
GLP Capital LP/Financing II, Inc.
04/15/26	5.375%	29,000	29,943
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	28,000	29,400
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	39,000	39,390
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/64	4.875%	290,000	295,254
Halcon Resources Corp.(a)
02/15/25	6.750%	44,000	43,208
HCA, Inc.
05/01/23	5.875%	58,000	62,640
02/01/25	5.375%	136,000	141,780
04/15/25	5.250%	85,000	90,312
02/15/27	4.500%	53,000	53,000
HD Supply, Inc.(a)
04/15/24	5.750%	19,000	19,984
Hertz Corp. (The)(a)
10/15/24	5.500%	65,000	56,469
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	25,000	24,969
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	37,000	36,538
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	18,000	18,900
HUB International Ltd.(a)
10/01/21	7.875%	161,000	167,842
Huntsman International LLC
11/15/20	4.875%	38,000	39,615
IHS Markit Ltd.(a)
11/01/22	5.000%	35,000	36,663
02/15/25	4.750%	65,000	66,950
Infor US, Inc.(a)
08/15/20	5.750%	13,000	13,516
Informatica LLC(a)
07/15/23	7.125%	26,000	25,285
International Game Technology PLC(a)
02/15/22	6.250%	68,000	72,590
02/15/25	6.500%	42,000	44,730
Interval Acquisition Corp.
04/15/23	5.625%	87,000	88,305
iStar, Inc.
04/01/22	6.000%	30,000	30,450

4	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	52,000	53,820
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	96,000	100,080
Kellogg Co.
12/01/23	2.650%	860,000	840,004
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	78,000	79,365
Kinder Morgan Energy Partners LP
05/01/24	4.300%	340,000	345,604
03/01/43	5.000%	385,000	365,441
Kinder Morgan, Inc.
02/15/46	5.050%	485,000	470,799
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	24,000	25,440
Koppers, Inc.(a)
02/15/25	6.000%	13,000	13,423
L Brands, Inc.
11/01/35	6.875%	35,000	33,775
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	17,000	17,340
11/01/26	4.875%	29,000	29,580
Laredo Petroleum, Inc.
01/15/22	5.625%	102,000	101,745
03/15/23	6.250%	137,000	139,055
Level 3 Financing, Inc.
05/01/25	5.375%	133,000	135,327
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	1,205,000	1,265,509
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	39,000	39,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	48,000	50,880
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	29,000	26,680
Match Group, Inc.
06/01/24	6.375%	49,000	53,012
MEDNAX, Inc.(a)
12/01/23	5.250%	30,000	30,600
Meritage Homes Corp.
04/01/22	7.000%	48,000	53,760
MetLife, Inc.
09/15/23	4.368%	80,000	86,130
03/01/45	4.050%	645,000	625,464
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	19,000	20,045
09/01/26	4.500%	20,000	19,400
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International
10/01/20	6.750%	60,000	66,000
12/15/21	6.625%	52,000	57,525
Microsemi Corp.(a)
04/15/23	9.125%	41,000	47,099
Molina Healthcare, Inc.
11/15/22	5.375%	28,000	29,050
Molson Coors Brewing Co.
05/01/42	5.000%	585,000	617,119
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	70,000	75,425
MSCI, Inc.(a)
11/15/24	5.250%	57,000	59,992
08/01/26	4.750%	23,000	23,230
Nabors Industries, Inc.(a)
01/15/23	5.500%	9,000	9,186
Navient Corp.
07/26/21	6.625%	43,000	44,505
06/15/22	6.500%	27,000	27,236
03/25/24	6.125%	71,000	67,627
Netflix, Inc.
02/15/25	5.875%	123,000	132,225
Netflix, Inc.(a)
11/15/26	4.375%	104,000	102,180
Newfield Exploration Co.
07/01/24	5.625%	50,000	52,687
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	82,000	81,692
Noble Energy, Inc.
11/15/43	5.250%	150,000	155,983
Northwest Pipeline LLC
04/15/17	5.950%	1,105,000	1,106,941
Novelis Corp.(a)
08/15/24	6.250%	21,000	21,893
09/30/26	5.875%	93,000	94,976
Novolex (a)
01/15/25	6.875%	15,000	15,324
NPF Corp.(a)
07/15/21	9.000%	16,000	16,910
NRG Energy, Inc.
07/15/22	6.250%	5,000	5,113
05/01/24	6.250%	44,000	43,863
05/15/26	7.250%	23,000	23,690
NRG Energy, Inc.(a)
01/15/27	6.625%	62,000	61,845
NRG Yield Operating LLC
08/15/24	5.375%	115,000	116,725

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC(a)
09/15/26	5.000%	28,000	27,230
Oasis Petroleum, Inc.
01/15/23	6.875%	37,000	37,648
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	56,000	58,380
12/15/21	7.250%	22,000	23,045
Oracle Corp.
07/15/46	4.000%	590,000	562,871
Outfront Media Capital LLC/Corp.
02/15/24	5.625%	17,000	17,553
03/15/25	5.875%	69,000	72,191
Pacific Gas & Electric Co.
02/15/44	4.750%	474,000	520,115
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	24,000	25,440
01/15/25	5.375%	64,000	64,800
08/15/25	5.250%	52,000	52,520
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	43,000	43,538
PDC Energy, Inc.(a)
09/15/24	6.125%	70,000	71,750
Peachtree Corners Funding Trust(a)
02/15/25	3.976%	1,100,000	1,104,488
Penn National Gaming, Inc.(a)
01/15/27	5.625%	12,000	11,910
Penske Automotive Group, Inc.
12/01/24	5.375%	109,000	109,272
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	475,000	455,333
02/15/45	4.900%	957,000	896,559
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	35,000	35,875
Platform Specialty Products Corp.(a)
05/01/21	10.375%	43,000	47,838
Post Holdings, Inc.(a)
03/01/25	5.500%	14,000	14,070
08/15/26	5.000%	86,000	82,345
03/01/27	5.750%	23,000	22,943
PPL Capital Funding, Inc.
06/01/23	3.400%	1,767,000	1,784,384
PQ Corp.(a)
11/15/22	6.750%	101,000	107,312
Prestige Brands, Inc.(a)
03/01/24	6.375%	53,000	55,650
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	112,000	114,240
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.
05/15/24	6.000%	52,000	55,380
Qualitytech LP/Finance Corp.
08/01/22	5.875%	84,000	86,205
Quintiles IMS, Inc.(a)
05/15/23	4.875%	42,000	42,578
10/15/26	5.000%	55,000	55,206
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	19,000	18,751
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	120,000	123,451
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	65,000	69,591
Rite Aid Corp.(a)
04/01/23	6.125%	19,000	18,834
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	13,000	13,228
RSP Permian, Inc.(a)
01/15/25	5.250%	97,000	97,727
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	15,000	14,981
SBA Communications Corp.(a)
09/01/24	4.875%	162,000	159,943
Scientific Games International, Inc.(a)
01/01/22	7.000%	135,000	144,112
Scientific Games International, Inc.
12/01/22	10.000%	51,000	54,379
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	51,000	54,187
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	9,000	9,101
Scripps Networks Interactive, Inc.
06/15/25	3.950%	1,575,000	1,601,230
Sempra Energy
10/01/22	2.875%	660,000	657,430
SESI LLC
12/15/21	7.125%	10,000	10,125
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	43,000	44,102
Sirius XM Radio, Inc.(a)
07/15/26	5.375%	66,000	67,485
SM Energy Co.
06/01/25	5.625%	14,000	13,398
09/15/26	6.750%	119,000	119,967
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	44,000	50,270

6	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. (The)
07/01/46	4.400%	200,000	191,159
Spectrum Brands, Inc.
11/15/22	6.625%	54,000	56,902
07/15/25	5.750%	228,000	241,110
Springleaf Finance Corp.
12/15/20	8.250%	20,000	21,850
Springs Industries, Inc.
06/01/21	6.250%	178,000	182,227
Sprint Corp.
06/15/24	7.125%	115,000	122,762
02/15/25	7.625%	161,000	175,892
SPX FLOW, Inc.(a)
08/15/24	5.625%	13,000	13,114
08/15/26	5.875%	46,000	46,403
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	48,000	49,080
Symantec Corp.(a)
04/15/25	5.000%	39,000	39,992
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	16,000	16,080
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	132,000	134,970
03/15/24	6.750%	52,000	56,420
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	64,000	66,240
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	700,000	757,102
Team Health Holdings, Inc.(a)
02/01/25	6.375%	33,000	32,093
Teleflex, Inc.
06/01/26	4.875%	11,000	11,055
Tempur Sealy International, Inc.
10/15/23	5.625%	36,000	36,180
06/15/26	5.500%	40,000	39,440
Tenet Healthcare Corp.
04/01/21	4.500%	29,000	29,000
04/01/22	8.125%	8,000	8,350
06/15/23	6.750%	43,000	42,248
Tenet Healthcare Corp.(a)
01/01/22	7.500%	22,000	23,760
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	38,000	40,090
10/15/22	6.250%	41,000	43,306
05/01/24	6.375%	30,000	32,250
01/15/25	5.250%	73,000	76,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc.
01/15/24	6.500%	4,000	4,320
03/01/25	6.375%	103,000	110,982
01/15/26	6.500%	126,000	137,970
Toll Brothers Finance Corp.
11/15/25	4.875%	29,000	29,218
TransDigm, Inc.
07/15/22	6.000%	17,000	17,223
05/15/25	6.500%	37,000	37,324
06/15/26	6.375%	51,000	51,030
TransDigm, Inc.(a)
05/15/25	6.500%	68,000	68,595
United Rentals North America, Inc.
09/15/26	5.875%	79,000	82,357
05/15/27	5.500%	50,000	50,500
United Technologies Corp.
11/01/46	3.750%	100,000	93,887
Universal Health Services, Inc.(a)
08/01/22	4.750%	58,000	59,595
Univision Communications, Inc.(a)
02/15/25	5.125%	65,000	63,944
US Concrete, Inc.(a)
06/01/24	6.375%	24,000	24,840
Valvoline, Inc.(a)
07/15/24	5.500%	7,000	7,350
VeriSign, Inc.
04/01/25	5.250%	84,000	87,045
Verizon Communications, Inc.
11/01/42	3.850%	469,000	391,282
Weatherford International Ltd.
06/15/21	7.750%	34,000	36,635
06/15/23	8.250%	61,000	66,337
08/01/36	6.500%	16,000	15,120
Weatherford International Ltd.(a)
02/15/24	9.875%	45,000	52,087
WellCare Health Plans, Inc.
04/01/25	5.250%	58,000	59,351
Wells Fargo & Co.
10/23/26	3.000%	160,000	153,192
WESCO Distribution, Inc.
06/15/24	5.375%	18,000	18,450
WhiteWave Foods Co. (The)
10/01/22	5.375%	75,000	81,469
Whiting Petroleum Corp.
03/15/21	5.750%	63,000	62,370
04/01/23	6.250%	35,000	34,825

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/23	3.700%		40,000	39,300
06/24/24	4.550%		139,000	140,042
Williams Partners LP
09/15/45	5.100%		400,000	396,648
WPX Energy, Inc.
01/15/22	6.000%		164,000	166,870
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%		112,000	118,300
05/15/25	6.375%		62,000	66,921
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%		27,000	28,480
Zekelman Industries, Inc.(a)
06/15/23	9.875%		20,000	22,350
Total				38,858,309
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/22	6.500%		28,000	29,050
Total Corporate Bonds & Notes (Cost $46,728,396)				47,263,430

Foreign Government Obligations(d),(e) 36.7%

Argentina 0.9%
Argentina Republic Government International Bond(a)
04/22/21	6.875%		500,000	537,000
04/22/26	7.500%		700,000	744,800
04/22/46	7.625%		150,000	152,625
Total				1,434,425
Brazil 0.5%
Petrobras Global Finance BV
01/27/21	5.375%		106,000	109,048
03/17/24	6.250%		563,000	577,356
Total				686,404
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		46,000	46,805
Colombia 1.6%
Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	7,105,000,000	2,392,486
Croatia 0.1%
Croatia Government International Bond(a)
01/26/24	6.000%		200,000	221,495
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dominican Republic 0.8%
Dominican Republic International Bond(a)
04/20/27	8.625%		1,092,000	1,288,069
El Salvador 0.2%
El Salvador Government International Bond(a)
01/24/23	7.750%		252,000	256,549
Georgia 0.7%
Georgian Railway JSC(a)
07/11/22	7.750%		931,000	1,025,264
Germany 4.3%
Bundesrepublik Deutschland(a),(f)
08/15/26	0.000%	EUR	6,250,000	6,508,546
Guatemala 0.5%
Guatemala Government Bond(a)
06/06/22	5.750%		728,000	797,400
Hungary 1.5%
Hungary Government International Bond
03/25/24	5.375%		378,000	420,997
MFB Hungarian Development Bank(a)
10/21/20	6.250%		1,675,000	1,841,981
Total				2,262,978
Indonesia 1.4%
Indonesia Government International Bond(a)
05/05/21	4.875%		364,000	389,480
01/15/24	5.875%		1,324,000	1,501,431
01/17/38	7.750%		202,000	279,474
Total				2,170,385
Italy 0.0%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	191	293
Japan 0.4%
Japan Government 30-Year Bond
09/20/46	0.500%	JPY	71,000,000	582,885
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		199,000	214,423
Mexico 1.3%
Mexican Bonos
12/05/24	10.000%	MXN	11,720,000	736,393
Mexico Government International Bond
09/27/34	6.750%		104,000	129,929

8	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos Mexicanos
01/24/22	4.875%		430,000	442,341
09/21/23	4.625%		165,000	165,949
01/18/24	4.875%		563,000	568,067
Total				2,042,679
Panama 0.2%
Ena Norte Trust(a)
04/25/23	4.950%		262,941	270,829
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		232,000	257,810
Romania 0.2%
Romanian Government International Bond(a)
01/22/24	4.875%		232,000	251,720
Russian Federation 16.6%
Gazprom OAO Via Gaz Capital SA(a)
03/07/22	6.510%		1,274,000	1,409,592
Russian Federal Bond - OFZ
04/14/21	7.600%	RUB	1,317,000,000	23,202,976
Russian Foreign Bond - Eurobond(a),(b)
03/31/30	7.500%		473,690	569,686
Total				25,182,254
Serbia 0.2%
Serbia International Bond(a)
12/03/18	5.875%		232,000	243,890
South Korea 1.0%
Korea Treasury Bond
06/10/26	1.875%	KRW	1,800,000,000	1,571,801
Spain 1.7%
Spain Government Bond(a)
10/31/25	2.150%	EUR	1,196,000	1,350,549
10/31/44	5.150%	EUR	780,000	1,197,397
Total				2,547,946
Trinidad and Tobago 0.6%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		883,000	932,448
United Kingdom 1.5%
United Kingdom Gilt(a)
01/22/45	3.500%	GBP	1,330,000	2,299,648
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.2%
Zambia Government International Bond(a)
04/14/24	8.500%	362,000	372,527
Total Foreign Government Obligations (Cost $53,721,013)			55,861,959

Residential Mortgage-Backed Securities - Agency 0.1%

United States 0.1%
Federal Home Loan Mortgage Corp.
09/01/17	6.500%	848	849
05/01/18	4.500%	7,739	7,924
04/01/33	6.000%	110,764	127,830
Federal National Mortgage Association
04/01/17	6.500%	80	80
Total			136,683
Total Residential Mortgage-Backed Securities - Agency (Cost $122,628)			136,683

Residential Mortgage-Backed Securities - Non-Agency 1.9%

United States 1.9%
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2013-2 Class 1A3
11/25/37	3.163%	2,930,822	2,881,754
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,976,421)			2,881,754

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
United States 0.1%
Ancestry.com Operations, Inc.(b),(g)
2nd Lien Term Loan
10/19/24	9.270%	16,048	16,429
Chesapeake Energy Corp.(b),(g)
Tranche A Term Loan
08/23/21	8.553%	46,701	49,678
Genesys Telecom(b),(g)
Term Loan
12/01/23	5.025%	15,961	16,064
Kronos, Inc.(b),(g)
2nd Lien Term Loan
11/01/24	9.284%	23,000	23,705
Serta Simmons Holdings, LLC(b),(g)
2nd Lien Term Loan
11/08/24	9.038%	66,472	66,693

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
UFC Holdings LLC(b),(g)
2nd Lien Term Loan
08/18/24	8.500%	4,000	4,070
Total			176,639
Total Senior Loans (Cost $171,450)			176,639

U.S. Treasury Obligations 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 12.2%
U.S. Treasury
09/30/18	0.750%	5,376,000	5,342,400
07/31/21	1.125%	4,400,000	4,268,000
02/28/22	1.875%	9,000,000	8,981,719
Total			18,592,119
Total U.S. Treasury Obligations (Cost $18,741,199)			18,592,119
Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(h),(i)	9,063,281	9,063,281
Total Money Market Funds (Cost $9,063,226)		9,063,281
Total Investments (Cost $144,509,357)		146,840,098
Other Assets and Liabilities, Net		5,282,036
Net Assets		$152,122,134

At March 31, 2017, securities and/or cash totaling $3,823,379 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	4/7/2017	4,852,000 MXN	253,237 USD	—	(5,800)
Barclays	4/7/2017	911,322 USD	8,121,000 SEK	—	(4,900)
BNP Paribas	4/7/2017	228,968 USD	319,000 NZD	—	(5,366)
BNP Paribas	4/12/2017	13,001,000 AUD	9,953,823 USD	22,483	—
BNP Paribas	4/12/2017	2,121,000 AUD	1,619,299 USD	—	(913)
BNP Paribas	4/12/2017	3,901,800 USD	5,094,000 AUD	—	(10,542)
Citi	4/7/2017	2,038,120 USD	2,657,900 AUD	—	(7,594)
Citi	4/7/2017	612,406 USD	4,297,000 DKK	3,865	—
Citi	4/7/2017	323,397 USD	1,432,000 MYR	59	—
Citi	4/7/2017	494,087 USD	17,300,000 THB	9,356	—
Citi	4/12/2017	80,617,000 CNH	11,666,377 USD	—	(57,786)
Citi	4/12/2017	5,458,000 EUR	5,799,207 USD	—	(25,483)
Citi	4/12/2017	11,718,354 USD	80,617,000 CNH	5,810	—
Citi	4/12/2017	7,522,772 USD	7,093,000 EUR	46,764	—
Credit Suisse	4/7/2017	243,081,600 RUB	4,194,533 USD	—	(121,794)
Credit Suisse	4/7/2017	4,141,281 USD	5,573,000 CAD	49,604	—
Credit Suisse	4/7/2017	25,056,649 USD	23,601,135 EUR	124,437	—
Credit Suisse	4/7/2017	503,991 USD	467,000 EUR	—	(5,728)
Credit Suisse	4/7/2017	864,169 USD	50,394,000 RUB	30,662	—
Credit Suisse	4/12/2017	12,365,000 GBP	15,384,162 USD	—	(110,853)
Credit Suisse	4/12/2017	9,606,374 USD	8,924,000 EUR	—	(82,824)
Credit Suisse	5/5/2017	14,010,000 CZK	562,877 USD	6,643	—
Credit Suisse	5/5/2017	21,959,000 EUR	23,312,114 USD	—	(146,538)
Credit Suisse	5/5/2017	23,352,510 USD	593,253,000 CZK	201,169	—
Credit Suisse	5/5/2017	16,190,431 USD	14,972,000 EUR	—	(195,945)
10	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at March 31, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	4/12/2017	6,207,000 GBP	7,720,329 USD	—	(57,881)
Deutsche Bank	4/12/2017	7,726,188 USD	6,207,000 GBP	52,021	—
HSBC	4/7/2017	6,600,000,000 COP	2,278,533 USD	—	(16,181)
HSBC	4/7/2017	54,000,000 JPY	487,185 USD	2,081	—
HSBC	4/7/2017	20,800,000 JPY	183,600 USD	—	(3,255)
HSBC	4/7/2017	1,139,425,360 RUB	19,654,753 USD	—	(577,682)
HSBC	4/7/2017	26,691,419 USD	3,040,553,000 JPY	623,085	—
HSBC	4/7/2017	458,565 USD	6,000,000 ZAR	—	(11,577)
HSBC	4/12/2017	433,000 CHF	435,105 USD	2,618	—
HSBC	4/12/2017	7,926,000 CHF	7,868,677 USD	—	(47,918)
HSBC	4/12/2017	13,603,761 USD	13,715,000 CHF	94,964	—
Morgan Stanley	4/7/2017	235,629 USD	960,000 PLN	6,439	—
Morgan Stanley	4/12/2017	10,245,000 CAD	7,845,091 USD	140,303	—
Morgan Stanley	4/12/2017	80,412,000 CNH	11,702,248 USD	7,898	—
Morgan Stanley	4/12/2017	7,664,157 USD	10,245,000 CAD	40,632	—
Morgan Stanley	4/12/2017	11,401,163 USD	78,440,000 CNH	6,399	—
Morgan Stanley	4/12/2017	286,847 USD	1,972,000 CNH	—	(58)
Standard Chartered	4/7/2017	4,534,764,000 IDR	338,668 USD	—	(1,616)
Standard Chartered	4/7/2017	1,309,370 USD	1,315,000 CHF	3,691	—
Standard Chartered	4/7/2017	921,200 USD	739,700 GBP	5,635	—
Standard Chartered	4/7/2017	5,113,055 USD	4,077,000 GBP	—	(4,622)
Standard Chartered	4/7/2017	440,005 USD	500,000,000 KRW	7,146	—
Standard Chartered	4/7/2017	247,032 USD	2,060,000 NOK	—	(7,105)
Standard Chartered	4/7/2017	309,837 USD	440,000 SGD	4,715	—
Standard Chartered	4/12/2017	2,600,893,000 JPY	23,055,888 USD	—	(313,718)
Standard Chartered	4/12/2017	15,657,857 USD	1,742,328,000 JPY	—	(2,649)
State Street	4/7/2017	5,573,000 CAD	4,140,576 USD	—	(50,308)
State Street	4/7/2017	4,260,117 USD	5,573,000 CAD	—	(69,233)
State Street	4/12/2017	164,023,000 MXN	7,979,651 USD	—	(770,403)
State Street	4/12/2017	8,002,566 USD	164,023,000 MXN	747,487	—
UBS	4/12/2017	4,561,219,000 KRW	3,973,187 USD	—	(106,591)
UBS	4/12/2017	68,220 USD	78,003,000 KRW	1,549	—
UBS	4/12/2017	4,030,582 USD	4,483,216,000 KRW	—	(20,574)
Total				2,247,515	(2,843,437)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	613	USD	150,874,625	12/2017	136,570	—
Australian 3-Year Bond	306	AUD	26,124,401	06/2017	51,844	—
Euro-Bobl	224	EUR	31,495,344	06/2017	—	(196,496)
Euro-Bund	118	EUR	20,319,933	06/2017	110,737	—
U.S. Treasury 10-Year Note	131	USD	16,317,688	06/2017	44,237	—
U.S. Treasury 5-Year Note	67	USD	7,887,680	06/2017	25,857	—
Total			253,019,671		369,245	(196,496)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(614)	USD	(150,414,650)	12/2018	—	(292,936)
Australian 10-Year Bond	(81)	AUD	(7,948,866)	06/2017	—	(147,586)
Euro-BTP	(160)	EUR	(22,307,211)	06/2017	—	(132,989)
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Short futures contracts outstanding (continued)
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
Euro-Buxl 30-Year	(17)	EUR	(3,056,936)	06/2017	57,624	—
Long Gilt	(77)	GBP	(12,308,068)	06/2017	—	(102,466)
U.S. Long Bond	(6)	USD	(905,063)	06/2017	—	(5,025)
U.S. Ultra Bond	(34)	USD	(5,461,250)	06/2017	—	(89,047)
Total			(202,402,044)		57,624	(770,049)

Cleared interest rate swaps contracts outstanding at March 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 2.420%	6-Month PLN-WIBOR	12/5/2021	PLN	71,300,000	119,660	—
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.550%	12/5/2021	HUF	4,900,000,000	—	(340,184)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.430%	1/11/2022	HUF	2,380,000,000	—	(104,446)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.409%	1/31/2022	HUF	2,400,000,000	—	(88,252)
Morgan Stanley	Fixed rate of 2.104%	3-Month USD LIBOR-BBA	3/3/2022	USD	16,250,000	49,441	—
Morgan Stanley	Fixed rate of 2.132%	3-Month USD LIBOR-BBA	3/17/2022	USD	16,200,000	60,457	—
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	6/23/2026	CAD	4,850,000	—	(103,877)
Morgan Stanley	Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	7/19/2046	JPY	551,441,313	—	(810,126)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.725%	3/3/2047	USD	3,700,000	—	(28,055)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.762%	3/17/2047	USD	3,800,000	—	(57,103)
Total						229,558	(1,532,043)
Credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	7,650,000	408,692	(2,550)	407,307	—	—	(1,165)
Cleared credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	11,100,000	—	(116,375)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	46,500,000	—	(57,755)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	13,700,000	—	(38,802)
Total						—	(212,932)
12	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	1,750,000	(221,499)	1,021	—	(211,427)	—	(9,051)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $60,770,118 or 39.95% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	12,905,367	22,492,970	(26,335,056)	9,063,281	(984)	19,626	9,063,281
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Currency Legend  (continued)
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
144,509,000	4,990,000	(2,659,000)	2,331,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
14	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	8,493,918	—	—	8,493,918
Commercial Mortgage-Backed Securities - Non-Agency	—	4,370,315	—	—	4,370,315
Corporate Bonds & Notes	—	47,263,430	—	—	47,263,430
Foreign Government Obligations	—	55,861,959	—	—	55,861,959
Residential Mortgage-Backed Securities - Agency	—	136,683	—	—	136,683
Residential Mortgage-Backed Securities - Non-Agency	—	2,881,754	—	—	2,881,754
Senior Loans	—	176,639	—	—	176,639
U.S. Treasury Obligations	18,592,119	—	—	—	18,592,119
Money Market Funds	—	—	—	9,063,281	9,063,281
Total Investments	18,592,119	119,184,698	—	9,063,281	146,840,098
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,247,515	—	—	2,247,515
Futures Contracts	426,869	—	—	—	426,869
Swap Contracts	—	229,558	—	—	229,558
Liability
Forward Foreign Currency Exchange Contracts	—	(2,843,437)	—	—	(2,843,437)
Futures Contracts	(966,545)	—	—	—	(966,545)
Swap Contracts	—	(1,755,191)	—	—	(1,755,191)
Total	18,052,443	117,063,143	—	9,063,281	144,178,867
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	15

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 1.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2011-20K Class 1
11/01/31	2.870%	3,380,470	3,424,301
Series 2012-20C Class 1
03/01/32	2.510%	1,473,371	1,467,102
Series 2012-20G Class 1
07/01/32	2.380%	1,392,991	1,381,256
Series 2012-20I Class 1
09/01/32	2.200%	2,336,733	2,310,191
Series 2012-20J Class 1
10/01/32	2.180%	8,169,332	8,016,864
Series 2012-20L Class 1
12/01/32	1.930%	1,139,592	1,103,380
Series 2013-20E Class 1
05/01/33	2.070%	3,523,635	3,436,927
Series 2014-20D Class 1
04/01/34	3.110%	5,659,760	5,813,144
Series 2014-20F Class 1
06/01/34	2.990%	5,929,218	5,998,687
Series 2014-20I Class 1
09/01/34	2.920%	363,952	368,618
Series 2015-20C Class 1
03/01/35	2.720%	1,041,333	1,040,219
Series 2015-20E Class 1
05/01/35	2.770%	11,270,153	11,296,876
Series 2016-20F Class 1
06/01/36	2.180%	18,113,341	17,557,126
Series 2016-20K Class 1
11/01/36	2.570%	11,970,000	11,880,018
Series 2016-20L Class 1
12/01/36	2.810%	21,490,000	21,522,027
Total Asset-Backed Securities — Agency (Cost $96,820,646)			96,616,736

Asset-Backed Securities — Non-Agency 17.2%

A Voce CLO Ltd.(a),(b)
Series 2014-1A Class A1B
07/15/26	2.483%	7,770,000	7,780,971
Ally Master Owner Trust(b)
Series 2014-5 Class A1
10/15/19	1.402%	2,700,000	2,702,637
AmeriCredit Automobile Receivables Trust(b)
Series 2016-2 Class A2B
10/08/19	1.547%	2,735,813	2,742,114
Apidos CLO XIX(a),(b)
Series 2014-19A Class A2
10/17/26	3.023%	18,500,000	18,501,091
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES CLO Ltd.(a),(b)
Series 2012-2A Class AR
10/12/23	2.308%	23,966,673	23,989,992
ARI Fleet Lease Trust(a)
Series 2014-A Class A2
11/15/22	0.810%	19,585	19,581
Series 2015-A Class A2
11/15/18	1.110%	693,886	692,607
Avery Point VII CLO Ltd.(a),(b)
01/15/28	7.623%	2,100,000	2,110,578
Barclays Dryrock Issuance Trust(b)
Series 2014-2 Class A
03/16/20	1.252%	11,360,000	11,363,087
Birchwood Park CLO Ltd.(a),(b)
Series 2014-1A Class AR
07/15/26	2.203%	5,500,000	5,500,105
BMW Floorplan Master Owner Trust(a),(b)
Series 2015-1A Class A
07/15/20	1.412%	2,730,000	2,731,436
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/19	1.640%	4,350,000	4,352,350
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	9,025,000	9,050,662
Capital Auto Receivables Asset Trust(b)
Series 2016-2 Class A2B
01/22/19	1.568%	6,293,449	6,302,036
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/23	2.080%	22,585,000	22,666,236
Series 2015-A4 Class A4
05/15/25	2.750%	17,315,000	17,628,978
Series 2017-A3 Class A3
01/15/25	2.430%	29,345,000	29,386,834
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2014-1A Class AR
04/17/25	2.180%	10,470,000	10,470,775
Series 2016-1A Class D
04/20/27	8.630%	1,800,000	1,805,281
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/19	1.210%	8,860,000	8,844,684
Chase Issuance Trust
Series 2016-A7 Class A7
09/16/19	1.060%	8,750,000	8,743,024
Chesapeake Funding II LLC(a),(b)
Series 2016-2A Class A2
06/15/28	1.912%	8,950,000	8,993,994

16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding LLC(a),(b)
Series 2013-1A Class A
01/07/25	1.284%	205,234	205,159
Series 2014-1A Class A
03/07/26	1.254%	10,688,337	10,657,801
Series 2015-1A Class A
02/07/27	1.334%	4,323,276	4,320,837
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A2
01/15/20	1.360%	2,865,000	2,864,014
Conn’s Receivables Funding LLC(a)
Series 2016-A Class A
04/16/18	4.680%	958,224	959,260
Series 2016-B Class A
10/15/18	3.730%	1,901,327	1,906,609
Series 2016-B Class B
03/15/19	7.340%	5,000,000	5,103,339
Subordinated, Series 2016-A Class B
08/15/18	8.960%	1,000,000	1,012,874
Dell Equipment Finance Trust(a),(b)
Series 2015-2 Class A2B
12/22/17	1.877%	464,568	464,960
Dell Equipment Finance Trust(a)
Series 2016-1 Class A2
09/24/18	1.430%	3,035,000	3,034,955
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/24	2.390%	49,675,000	49,938,690
DRB Prime Student Loan Trust(a)
Series 2016-B Class A2
06/25/40	2.890%	6,291,422	6,272,269
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR
10/15/28	2.453%	17,825,000	17,878,368
Series 2014-33A Class ER
10/15/28	8.563%	2,500,000	2,532,705
Dryden XXIV Senior Loan Fund(a),(b)
Series 2012-24RA Class AR
11/15/23	2.329%	6,711,944	6,724,214
DT Auto Owner Trust(a)
Subordinated, Series 2014-1A Class D
01/15/21	3.980%	6,351,630	6,409,956
Enterprise Fleet Financing LLC(a)
Series 2014-2 Class A2
03/20/20	1.050%	850,833	850,358
Series 2015-1 Class A2
09/20/20	1.300%	2,248,528	2,245,979
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2 Class A2
02/22/21	1.590%	4,859,414	4,861,489
Series 2016-2 Class A2
02/22/22	1.740%	5,000,000	4,990,177
Ford Credit Auto Owner Trust(a)
Series 2015-1 Class A
07/15/26	2.120%	21,316,000	21,365,500
Series 2015-2 Class A
01/15/27	2.440%	8,925,000	9,018,052
Series 2016-1 Class A
08/15/27	2.310%	21,178,000	21,175,848
Series 2016-2 Class A
12/15/27	2.030%	34,250,000	33,770,839
Series 2017-1 Class A
08/15/28	2.620%	29,500,000	29,686,859
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/18	1.120%	821,612	821,251
Ford Credit Floorplan Master Owner Trust(a)
Series 2013-2 Class A
03/15/22	2.090%	7,025,000	7,032,401
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/19	1.690%	5,670,000	5,680,041
Series 2016-3 Class A2A
02/20/19	1.350%	5,139,920	5,132,004
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2015-1 Class A2
05/15/20	1.412%	13,220,000	13,243,751
Series 2016-1 Class A2
05/17/21	1.762%	6,075,000	6,134,254
Golden Credit Card Trust(a),(b)
Series 2015-3A Class A
07/15/19	1.332%	5,640,000	5,642,477
Goldentree Loan Opportunities VIII Ltd.(a),(b)
Series 2014-8A Class AR
04/19/26	2.244%	9,000,000	8,999,928
Green Tree Agency Advance Funding Trust I(a)
Series 2016-T1 Class AT1
10/15/48	2.380%	6,500,000	6,448,585
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/20	1.410%	3,043,904	3,044,293
Series 2015-2 Class A3
03/16/20	1.300%	22,000,000	21,985,165
Hertz Fleet Lease Funding LP(a),(b)
Series 2013-3 Class A
12/10/27	1.408%	524,172	524,190

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-1 Class A
04/10/28	1.258%	753,960	754,023
Series 2015-1 Class A
07/10/29	1.428%	9,473,887	9,487,404
Series 2016-1 Class A1
04/10/30	1.872%	16,500,000	16,574,042
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/21	2.670%	4,490,000	4,453,139
Hertz Vehicle Financing LLC(a)
Series 2016-1A Class A
03/25/20	2.320%	4,560,000	4,537,836
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/19	1.040%	3,446,507	3,441,298
Hyundai Floorplan Master Owner Trust(a),(b)
Series 2016-1A Class A1
03/15/21	1.812%	2,520,000	2,539,552
John Deere Owner Trust
Series 2016-A Class A2
10/15/18	1.150%	3,545,987	3,544,947
Kubota Credit Owner Trust(a)
Series 2016-1A Class A2
04/15/19	1.250%	4,600,000	4,593,664
Madison Park Funding XVI Ltd.(a),(b)
Series 2014-12A Class AR
07/20/26	2.275%	26,500,000	26,499,867
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/19	1.150%	4,030,000	4,024,258
Mercedes-Benz Master Owner Trust(a),(b)
Series 2015-AA Class A
04/15/19	1.232%	8,140,000	8,140,689
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2017-T1 Class AT1
02/15/51	3.214%	9,360,000	9,297,756
New York City Tax Lien Trust(a)
Series 2015-A Class A
11/10/28	1.340%	735,985	732,176
Series 2016-A Class A
11/10/29	1.470%	2,934,997	2,914,618
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/18	1.260%	6,438,458	6,429,679
Nissan Auto Receivables Owner Trust(b)
Series 2015-A Class A1
01/15/20	1.312%	1,875,000	1,877,830
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
03/17/30	2.355%	7,000,000	7,008,036
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class E
04/15/27	8.873%	2,000,000	2,014,746
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/48	2.521%	13,100,000	13,079,531
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/21	2.040%	4,519,822	4,527,976
OneMain Financial Issuance Trust(a)
Series 2015-1A Class A
03/18/26	3.190%	8,005,000	8,090,284
Series 2015-2A Class A
07/18/25	2.570%	18,600,000	18,640,779
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR
07/22/27	7.741%	1,000,000	999,944
Porsche Innovative Lease Owner Trust(a)
Series 2015-1 Class A3
07/23/18	1.190%	6,622,910	6,620,802
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/33	2.330%	4,299,950	4,302,116
SMART ABS Series Trust(b)
Series 2015-3US Class A2B
04/16/18	1.641%	1,272,599	1,272,527
SoFi Professional Loan Program(a),(c)
Series 2017-A Class R
03/26/40	0.000%	50,000	2,946,000
SoFi Professional Loan Program LLC(a),(c),(d)
Series 2015-D Class RC
10/26/37	0.000%	2	1,493,333
Series 2016-A Class RIO
01/25/38	0.000%	8	3,440,000
Series 2016-A Class RPO
01/25/38	0.000%	6	4,260,000
Series 2016-B Class RC
04/25/37	0.000%	2	1,210,000
SoFi Professional Loan Program LLC(a)
Series 2016-A
12/26/36	2.760%	9,873,844	9,953,348
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/29	2.900%	15,390,000	15,478,037

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPS Servicer Advance Receivables Trust(a)
Series 2016-T2 Class AT2
11/15/49	2.750%	13,100,000	13,051,182
Symphony CLO V Ltd.(a),(b)
Series 2007-5A Class A1
01/15/24	1.773%	6,231,455	6,231,436
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/39	1.700%	780,616	771,353
Venture XI CLO Ltd.(a),(b)
Series 2012-11A Class AR
11/14/22	2.336%	9,915,636	9,925,640
Volvo Financial Equipment LLC(a)
Series 2015-1A Class A3
06/17/19	1.510%	2,105,328	2,105,694
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
10/15/28	2.330%	11,000,000	11,034,914
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/33	2.540%	9,213,099	9,090,550
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2012-2 Class A
04/22/19	1.728%	7,105,000	7,107,367
Series 2014-1 Class A
07/20/19	1.358%	5,970,000	5,972,830
Series 2015-1 Class A
01/20/20	1.478%	13,625,000	13,649,028
Wheels SPV 2 LLC(a)
Series 2015-1A Class A2
04/22/24	1.270%	2,413,179	2,408,399
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/23	2.150%	7,245,000	7,287,765
Series 2015-B Class A
06/17/24	2.550%	16,775,000	16,958,973
Series 2015-C Class A
03/15/21	1.260%	2,625,000	2,624,931
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/18	1.540%	10,572,000	10,578,166
Total Asset-Backed Securities — Non-Agency (Cost $869,638,045)			873,296,969

Commercial Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/22	2.510%	8,850,000	8,887,153
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K027 Class A2
01/25/23	2.637%	7,212,400	7,294,810
Series K722 Class A2
03/25/23	2.406%	5,200,000	5,189,813
Series K724 Class A1
03/25/23	2.776%	11,393,428	11,611,760
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/22	2.716%	7,105,000	7,232,991
Total Commercial Mortgage-Backed Securities - Agency (Cost $40,282,886)			40,216,527

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

American Homes 4 Rent(a),(b)
Series 2014-SFR1 Class E
06/17/31	3.413%	1,000,000	998,920
Series 2014-SFR1 Class F
06/17/31	4.163%	2,200,000	2,199,993
American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/52	5.885%	1,000,000	1,001,568
American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/36	3.678%	2,414,348	2,484,740
Series 2015-SFR2 Class A
10/17/45	3.732%	6,982,638	7,198,661
B2R Mortgage Trust(a),(b)
Series 2015-2 Class E
11/15/48	5.481%	1,000,000	854,753
BHMS Mortgage Trust(a),(b)
Series 2014-ATLS Class DFX
07/05/33	5.176%	2,000,000	1,991,324
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/33	2.757%	7,100,000	7,137,310
Commercial Mortgage Trust
Series 2015-LC19 Class A4
02/10/48	3.183%	710,000	712,608
Credit Suisse Commercial Mortgage Trust(b)
Series 2007-C3 Class A4
06/15/39	5.715%	217,563	217,448
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/49	3.795%	10,400,000	10,767,474
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A4
07/10/44	4.537%	17,780,000	19,028,033

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/35	5.743%	2,380,691	2,513,752
Hilton USA Trust(a)
Series 2016-HHV Class A
11/05/38	3.719%	8,300,000	8,482,231
Subordinated, Series 2016-SFP Class E
11/05/35	5.519%	2,000,000	1,987,103
Hilton USA Trust(a),(b)
Series 2016-HHV Class F
11/05/38	4.194%	7,000,000	5,407,316
Houston Galleria Mall Trust(a)
Series 2015-HGLR Class A1A2
03/05/37	3.087%	5,200,000	5,149,719
Invitation Homes Trust(a),(b)
Subordinated, Series 2014-SFR3 Class F
12/17/31	5.913%	2,500,000	2,508,307
Subordinated, Series 2015-SFR2 Class E
06/17/32	4.063%	1,250,000	1,259,879
Subordinated, Series 2015-SFR2 Class F
06/17/32	4.613%	5,100,000	5,150,850
JPMCC Re-REMIC Trust(a),(b)
Series 2016-GG10 Class AMA
08/15/45	5.949%	15,700,000	15,873,757
JPMorgan Commercial Mortgage-Backed Securities Trust(a)
Series 2009-RR1 Class A4B1
03/18/51	1.000%	3,466,353	3,449,722
LB Commercial Mortgage Trust(b)
Series 2007-C3 Class AM
07/15/44	6.052%	3,460,000	3,476,990
Morgan Stanley Capital I Trust(a)
Series 2014-150E Class A
09/09/32	3.912%	6,495,000	6,790,107
Morgan Stanley Re-Remic Trust(a),(b)
Series 2009-GG10 Class A4B
08/12/45	5.949%	1,549,000	1,549,508
Series 2010-GG10 Class A4B
08/15/45	5.949%	4,571,000	4,569,490
Rialto Capital Management LLC(a)
Series 2014-LT5 Class B
05/15/24	5.000%	454,347	453,896
Rialto Real Estate Fund LLC(a)
Subordinated, Series 2015-LT7 Class B
12/25/32	5.071%	4,000,000	3,997,589
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/50	2.925%	3,670,000	3,591,544
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $131,645,316)			130,804,592
Convertible Preferred Stocks 0.2%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.2%
Banks 0.2%
Bank of America Corp.	7.250%	10,000	11,950,600
Total Financials			11,950,600
Total Convertible Preferred Stocks (Cost $11,900,000)			11,950,600

Corporate Bonds & Notes 30.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Bombardier, Inc.(a)
12/01/21	8.750%	344,000	376,680
L-3 Communications Corp.
12/15/26	3.850%	9,145,000	9,272,216
Lockheed Martin Corp.
01/15/26	3.550%	18,160,000	18,456,807
09/01/36	6.150%	3,055,000	3,852,493
12/15/42	4.070%	4,094,000	4,018,928
TransDigm, Inc.(a)
05/15/25	6.500%	407,000	410,561
TransDigm, Inc.
06/15/26	6.375%	1,619,000	1,619,955
Total			38,007,640
Automotive 0.1%
Ford Motor Co.
02/01/29	6.375%	4,200,000	4,807,522
Gates Global LLC/Co.(a)
07/15/22	6.000%	750,000	763,125
ZF North America Capital, Inc.(a)
04/29/25	4.750%	550,000	569,250
Total			6,139,897
Banking 7.9%
Ally Financial, Inc.
09/30/24	5.125%	1,257,000	1,293,139
Bank of America Corp.
Subordinated
01/22/25	4.000%	2,685,000	2,682,173
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	5,275,000	5,661,119
Bank of New York Mellon Corp. (The)(b)
Junior Subordinated
12/29/49	4.500%	6,560,000	6,191,000
12/31/49	4.625%	2,710,000	2,601,600

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC
Subordinated
05/12/26	5.200%	8,595,000	8,798,212
Citigroup, Inc.(b)
08/14/17	1.526%	16,060,000	16,074,454
Citigroup, Inc.
Subordinated
08/25/36	6.125%	1,663,000	1,939,500
Discover Financial Services
04/27/22	5.200%	5,900,000	6,365,286
11/21/22	3.850%	9,032,000	9,210,012
Fifth Third Bancorp(b)
Junior Subordinated
12/31/49	5.100%	12,082,000	11,840,360
HBOS PLC(a)
Subordinated
05/21/18	6.750%	15,545,000	16,279,004
JPMorgan Chase & Co.(b)
02/01/28	3.782%	21,210,000	21,410,137
Junior Subordinated
12/31/49	6.100%	6,348,000	6,681,270
JPMorgan Chase Capital XXI(b)
Junior Subordinated
02/02/37	1.985%	44,556,000	39,013,234
JPMorgan Chase Capital XXIII(b)
Junior Subordinated
05/15/47	2.039%	1,113,000	961,354
KeyCorp (b)
Junior Subordinated
12/31/49	5.000%	16,170,000	15,927,450
KeyCorp Capital I(b)
Junior Subordinated
07/01/28	1.888%	13,219,000	11,698,815
Lloyds Banking Group PLC
Subordinated
12/10/25	4.582%	60,090,000	61,031,791
M&T Bank Corp.(b)
Junior Subordinated
12/31/49	5.125%	5,803,000	5,773,985
PNC Bank NA
06/01/25	3.250%	4,870,000	4,896,069
Santander Issuances SAU
Subordinated
11/19/25	5.179%	10,750,000	11,153,845
Santander UK Group Holdings PLC(a)
Subordinated
09/15/25	4.750%	14,089,000	14,058,370
09/15/45	5.625%	6,436,000	6,556,263
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(b)
06/15/37	2.131%	12,055,000	10,563,194
SunTrust Capital I(b)
Junior Subordinated
05/15/27	1.709%	3,200,000	2,800,000
Synchrony Financial
01/15/19	2.600%	7,747,000	7,807,504
Synovus Financial Corp.(b)
Subordinated
12/15/25	5.750%	14,860,000	15,727,452
U.S. Bancorp
Subordinated
04/27/26	3.100%	6,900,000	6,783,714
Wachovia Capital Trust II(b)
Junior Subordinated
01/15/27	1.523%	4,091,000	3,661,445
Wells Fargo & Co.
10/23/26	3.000%	27,560,000	26,387,405
Wells Fargo & Co.(b)
Junior Subordinated
12/31/49	5.900%	36,484,000	38,092,944
Total			399,922,100
Brokerage/Asset Managers/Exchanges 0.0%
NPF Corp.(a)
07/15/21	9.000%	148,000	156,414
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	1,090,000	1,163,575
American Builders & Contractors Supply Co., Inc.(a)
12/15/23	5.750%	304,000	315,400
Beacon Roofing Supply, Inc.
10/01/23	6.375%	689,000	733,785
Gibraltar Industries, Inc.
02/01/21	6.250%	303,000	312,090
HD Supply, Inc.(a)
04/15/24	5.750%	470,000	494,346
US Concrete, Inc.(a)
06/01/24	6.375%	441,000	456,435
Total			3,475,631
Cable and Satellite 0.6%
Altice US Finance I Corp.(a)
05/15/26	5.500%	2,018,000	2,073,495
CCO Holdings LLC/Capital Corp.(a)
05/01/27	5.875%	1,878,000	1,971,900

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
10/23/45	6.484%	745,000	857,745
CSC Holdings LLC(a)
10/15/25	6.625%	1,441,000	1,563,485
10/15/25	10.875%	624,000	748,800
DISH DBS Corp.
07/01/26	7.750%	1,599,000	1,858,838
NBCUniversal Enterprise Inc.(a)
Junior Subordinated
12/31/49	5.250%	2,165,000	2,273,250
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	221,000	218,099
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	734,000	750,515
07/15/26	5.375%	36,000	36,810
Time Warner Cable LLC
05/01/37	6.550%	5,300,000	6,077,473
Time Warner Entertainment Co. LP
07/15/33	8.375%	4,580,000	6,111,190
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/23	5.500%	1,160,000	1,200,600
Videotron Ltd./Ltee(a),(e)
04/15/27	5.125%	320,000	320,000
Virgin Media Finance PLC(a)
01/15/25	5.750%	290,000	290,725
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	1,164,000	1,169,820
08/15/26	5.500%	321,000	325,815
Ziggo Secured Finance BV(a)
01/15/27	5.500%	1,115,000	1,114,889
Total			28,963,449
Chemicals 0.7%
Angus Chemical Co.(a)
02/15/23	8.750%	590,000	607,700
Atotech USA, Inc.(a)
02/01/25	6.250%	755,000	764,437
Axalta Coating Systems LLC(a)
08/15/24	4.875%	753,000	771,825
Celanese U.S. Holdings LLC
06/15/21	5.875%	10,687,000	11,791,587
11/15/22	4.625%	4,578,000	4,851,380
Chemours Co. (The)
05/15/23	6.625%	704,000	746,240
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	559,000	588,348
INEOS Group Holdings SA(a)
08/01/24	5.625%	742,000	743,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Koppers, Inc.(a)
02/15/25	6.000%	244,000	251,930
LyondellBasell Industries NV
02/26/55	4.625%	12,130,000	11,368,430
PQ Corp.(a)
11/15/22	6.750%	830,000	881,875
Total			33,367,607
Construction Machinery 0.2%
John Deere Capital Corp.(b)
01/16/18	1.313%	10,355,000	10,377,232
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	210,000	214,725
United Rentals North America, Inc.
09/15/26	5.875%	884,000	921,570
05/15/27	5.500%	554,000	559,540
Total			12,073,067
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/20	8.750%	355,000	367,425
APX Group, Inc.(a)
12/01/22	7.875%	962,000	1,038,960
Carlson Travel, Inc.(a)
12/15/23	6.750%	309,000	321,360
Interval Acquisition Corp.
04/15/23	5.625%	712,000	722,680
Total			2,450,425
Consumer Products 0.1%
Prestige Brands, Inc.(a)
03/01/24	6.375%	935,000	981,750
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	692,000	735,250
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	128,000	129,440
Spectrum Brands, Inc.
07/15/25	5.750%	713,000	753,997
Springs Industries, Inc.
06/01/21	6.250%	582,000	595,823
Tempur Sealy International, Inc.
06/15/26	5.500%	453,000	446,658
Total			3,642,918
Diversified Manufacturing 1.4%
General Electric Co.(b)
Junior Subordinated
12/31/49	5.000%	65,798,000	69,416,890

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPX FLOW, Inc.(a)
08/15/24	5.625%	302,000	304,643
Zekelman Industries, Inc.(a)
06/15/23	9.875%	387,000	432,472
Total			70,154,005
Electric 2.9%
Arizona Public Service Co.
09/15/26	2.550%	5,075,000	4,758,873
11/15/45	4.350%	5,390,000	5,571,320
Calpine Corp.
01/15/23	5.375%	735,000	741,468
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	2,650,000	3,023,918
Consolidated Edison Co. of New York, Inc.
06/15/46	3.850%	4,155,000	3,990,101
DTE Energy Co.
10/01/26	2.850%	18,472,000	17,275,088
Duke Energy Corp.
09/01/46	3.750%	8,855,000	7,949,727
Duke Energy Progress LLC
03/30/44	4.375%	2,180,000	2,285,911
Duke Energy Progress, Inc.
08/15/45	4.200%	3,777,000	3,846,833
E.ON International Finance BV(a)
04/30/38	6.650%	3,820,000	4,651,622
Emera, Inc.(b)
Subordinated
06/15/76	6.750%	28,460,000	31,112,472
Exelon Corp.
04/15/46	4.450%	3,100,000	3,071,371
Great Plains Energy, Inc.
04/01/27	3.900%	5,900,000	5,957,436
04/01/47	4.850%	3,325,000	3,408,687
Jersey Central Power & Light Co.
06/01/37	6.150%	1,681,000	1,949,037
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
09/01/67	7.300%	7,370,000	7,425,275
NRG Energy, Inc.
07/15/22	6.250%	738,000	754,605
05/01/24	6.250%	45,000	44,859
05/15/26	7.250%	299,000	307,970
NRG Yield Operating LLC
08/15/24	5.375%	1,182,000	1,199,730
NRG Yield Operating LLC(a)
09/15/26	5.000%	126,000	122,535
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
06/15/23	3.250%	6,396,000	6,511,652
03/01/26	2.950%	5,220,000	5,089,568
03/01/34	6.050%	1,840,000	2,303,524
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	811,000	821,137
Southern Co. (The)
07/01/36	4.250%	2,260,000	2,194,880
07/01/46	4.400%	3,460,000	3,307,044
Toledo Edison Co. (The)
05/15/37	6.150%	4,615,000	5,562,003
TransAlta Corp.
06/03/17	1.900%	10,780,000	10,780,000
Total			146,018,646
Finance Companies 0.3%
HSBC Finance Corp.
Subordinated
01/15/21	6.676%	9,586,000	10,836,091
iStar, Inc.
04/01/22	6.000%	274,000	278,110
Navient Corp.
07/26/21	6.625%	123,000	127,305
06/15/22	6.500%	784,000	790,860
OneMain Financial Holdings LLC(a)
12/15/21	7.250%	1,075,000	1,126,062
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	326,000	339,040
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	735,000	749,700
Quicken Loans, Inc.(a)
05/01/25	5.750%	513,000	504,023
Total			14,751,191
Food and Beverage 0.5%
Anheuser-Busch InBev Finance, Inc.
02/01/26	3.650%	6,675,000	6,749,760
02/01/36	4.700%	2,875,000	3,041,632
02/01/46	4.900%	4,490,000	4,852,451
B&G Foods, Inc.(e)
04/01/25	5.250%	218,000	219,908
Chobani LLC/Finance Corp., Inc.(a),(e)
04/15/25	7.500%	307,000	314,291
ConAgra Foods, Inc.
01/25/23	3.200%	8,015,000	8,048,919
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	579,000	580,448

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	296,000	301,920
11/01/26	4.875%	493,000	502,860
Post Holdings, Inc.(a)
08/15/26	5.000%	1,519,000	1,454,442
Total			26,066,631
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	292,000	314,630
Eagle II Acquisition Co. LLC(a)
04/01/25	6.000%	171,000	176,130
International Game Technology PLC(a)
02/15/22	6.250%	1,048,000	1,118,740
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	429,000	444,015
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	490,000	516,950
09/01/26	4.500%	505,000	489,850
MGM Resorts International
03/15/23	6.000%	415,000	448,200
09/01/26	4.625%	719,000	697,430
Penn National Gaming, Inc.(a)
01/15/27	5.625%	215,000	213,388
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	310,000	315,425
Scientific Games International, Inc.(a)
01/01/22	7.000%	1,055,000	1,126,212
SugarHouse HSP Gaming LP/Finance Corp.(a)
06/01/21	6.375%	340,000	342,550
Tunica-Biloxi Gaming Authority(a),(f)
11/15/16	0.000%	177,000	61,950
Total			6,265,470
Health Care 0.8%
Acadia Healthcare Co., Inc.
03/01/24	6.500%	512,000	538,880
Amsurg Corp.
07/15/22	5.625%	730,000	748,250
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	442,000	453,050
CHS/Community Health Systems, Inc.
02/01/22	6.875%	442,000	380,120
03/31/23	6.250%	947,000	963,573
Express Scripts Holding Co.
07/15/46	4.800%	14,570,000	13,959,400
HCA, Inc.
04/15/25	5.250%	2,820,000	2,996,250
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	431,000	430,461
MEDNAX, Inc.(a)
12/01/23	5.250%	511,000	521,220
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	15,770,000	15,543,748
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	829,000	893,248
Quintiles IMS, Inc.(a)
10/15/26	5.000%	1,102,000	1,106,132
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	717,000	733,133
Team Health Holdings, Inc.(a)
02/01/25	6.375%	390,000	379,275
Tenet Healthcare Corp.
04/01/21	4.500%	339,000	339,000
04/01/22	8.125%	463,000	483,256
Tenet Healthcare Corp.(a)
01/01/22	7.500%	371,000	400,680
Total			40,869,676
Healthcare Insurance 0.0%
Centene Corp.
02/15/24	6.125%	420,000	450,975
01/15/25	4.750%	462,000	464,601
Molina Healthcare, Inc.
11/15/22	5.375%	245,000	254,188
WellCare Health Plans, Inc.
04/01/25	5.250%	521,000	533,139
Total			1,702,903
Home Construction 0.8%
CalAtlantic Group, Inc.
11/15/24	5.875%	696,000	730,800
06/01/26	5.250%	3,000	2,989
D.R. Horton, Inc.
05/15/17	4.750%	10,595,000	10,604,770
Lennar Corp.
12/15/17	4.750%	3,180,000	3,215,775
Meritage Homes Corp.
04/01/22	7.000%	659,000	738,080
Taylor Morrison Communities, Inc./Monarch, Inc.(a)
04/15/23	5.875%	621,000	652,050
Toll Brothers Finance Corp.
10/15/17	8.910%	21,170,000	21,963,875
Total			37,908,339

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	886,000	1,045,737
Callon Petroleum Co.(a)
10/01/24	6.125%	228,000	237,120
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	750,000	751,875
Chesapeake Energy Corp.(a)
01/15/25	8.000%	461,000	461,000
Continental Resources, Inc.
04/15/23	4.500%	756,000	735,679
06/01/24	3.800%	6,718,000	6,247,740
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	1,551,000	1,644,060
Denbury Resources, Inc.(a)
05/15/21	9.000%	411,000	433,605
Diamondback Energy, Inc.(a)
11/01/24	4.750%	215,000	216,269
05/31/25	5.375%	1,232,000	1,262,800
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	1,058,000	1,116,190
Halcon Resources Corp.(a)
02/15/25	6.750%	779,000	764,978
Laredo Petroleum, Inc.
03/15/23	6.250%	1,100,000	1,116,500
MEG Energy Corp.(a)
01/15/25	6.500%	589,000	589,000
Newfield Exploration Co.
07/01/24	5.625%	490,000	516,338
Oasis Petroleum, Inc.
01/15/23	6.875%	642,000	653,235
Parsley Energy LLC/Finance Corp.(a)
01/15/25	5.375%	376,000	380,700
08/15/25	5.250%	1,455,000	1,469,550
PDC Energy, Inc.(a)
09/15/24	6.125%	851,000	872,275
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/20	5.298%	1,388,400	1,458,431
RSP Permian, Inc.(a)
01/15/25	5.250%	1,487,000	1,498,152
SM Energy Co.
09/15/26	6.750%	1,467,000	1,478,919
Whiting Petroleum Corp.
03/15/21	5.750%	506,000	500,940
04/01/23	6.250%	599,000	596,005
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/22	6.000%	1,105,000	1,124,337
Total			27,171,435
Integrated Energy 0.4%
BP Capital Markets PLC
01/16/27	3.017%	7,210,000	6,920,317
04/14/27	3.588%	3,784,000	3,809,485
11/28/28	3.723%	3,747,000	3,791,807
Cenovus Energy, Inc.
11/15/39	6.750%	6,980,000	7,960,585
Total			22,482,194
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	168,000	169,470
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	667,000	667,000
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	354,000	375,240
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	280,000	294,000
Total			1,505,710
Life Insurance 0.8%
Five Corners Funding Trust(a)
11/15/23	4.419%	5,345,000	5,690,159
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/65	4.500%	2,355,000	2,276,051
MetLife, Inc.(a),(b)
Junior Subordinated
04/08/68	9.250%	16,354,000	22,588,963
Prudential Financial, Inc.
12/01/17	6.000%	145,000	149,109
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/44	4.900%	2,435,000	2,633,635
Voya Financial, Inc.
06/15/26	3.650%	6,161,000	6,092,145
06/15/46	4.800%	3,201,000	3,173,071
Total			42,603,133
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	663,000	654,713
Playa Resorts Holding BV(a)
08/15/20	8.000%	537,000	564,521
Total			1,219,234

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.6%
21st Century Fox America, Inc.
03/15/33	6.550%	3,809,000	4,634,334
03/01/37	6.150%	2,815,000	3,328,746
AMC Networks, Inc.
04/01/24	5.000%	215,000	215,000
Match Group, Inc.
06/01/24	6.375%	695,000	751,900
MDC Partners, Inc.(a)
05/01/24	6.500%	919,000	876,496
Netflix, Inc.(a)
11/15/26	4.375%	1,741,000	1,710,533
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	761,000	758,146
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	837,000	875,711
Thomson Reuters Corp.
11/23/23	4.300%	1,782,000	1,882,484
05/15/26	3.350%	7,036,000	6,852,740
Time Warner, Inc.
01/15/26	3.875%	7,285,000	7,301,464
Univision Communications, Inc.(a)
02/15/25	5.125%	384,000	377,760
Viacom, Inc.
03/15/43	4.375%	3,705,000	3,211,390
Total			32,776,704
Metals and Mining 0.4%
ArcelorMittal (b)
03/01/41	7.500%	2,594,000	2,903,205
BHP Billiton Finance USA Ltd.(a),(b)
Junior Subordinated
10/19/75	6.750%	8,735,000	9,879,285
Constellium NV(a)
05/15/24	5.750%	1,180,000	1,091,500
First Quantum Minerals Ltd.(a)
04/01/25	7.500%	339,000	341,543
Freeport-McMoRan, Inc.
03/15/23	3.875%	604,000	555,450
11/14/24	4.550%	800,000	745,000
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	479,000	502,950
HudBay Minerals, Inc.(a)
01/15/25	7.625%	598,000	648,830
Novelis Corp.(a)
09/30/26	5.875%	1,092,000	1,115,205
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/41	6.250%	1,092,000	1,132,950
Total			18,915,918
Midstream 1.9%
APT Pipelines Ltd.(a)
07/15/27	4.250%	7,315,000	7,412,597
El Paso LLC
01/15/32	7.750%	2,945,000	3,673,407
Energy Transfer Equity LP
06/01/27	5.500%	1,421,000	1,484,945
Enterprise Products Operating LLC(b)
Junior Subordinated
08/01/66	4.742%	14,454,000	14,417,865
Kinder Morgan Energy Partners LP
01/15/38	6.950%	2,790,000	3,237,176
11/15/40	7.500%	2,770,000	3,344,686
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	3,125,000	2,995,613
10/15/23	3.850%	4,395,000	4,407,055
12/15/26	4.500%	2,120,000	2,161,872
06/01/42	5.150%	6,618,000	6,280,085
02/15/45	4.900%	680,000	637,053
Southern Natural Gas Co. LLC(a)
03/15/47	4.800%	2,850,000	2,880,478
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	1,460,000	1,511,100
Tesoro Logistics LP/Finance Corp.
05/01/24	6.375%	632,000	679,400
01/15/25	5.250%	798,000	833,910
Transcanada Trust(b)
Junior Subordinated
08/15/76	5.875%	23,643,000	25,091,134
Transcontinental Gas Pipe Line Co., LLC
02/01/26	7.850%	5,930,000	7,614,375
Williams Partners LP
04/15/40	6.300%	6,040,000	6,769,052
01/15/45	4.900%	3,120,000	3,002,941
Total			98,434,744
Natural Gas 0.5%
KeySpan Corp.
11/15/30	8.000%	2,020,000	2,686,961
NiSource Finance Corp.
02/15/23	3.850%	4,755,000	4,900,037
Sempra Energy
11/15/20	2.850%	10,845,000	10,970,238
11/15/25	3.750%	7,365,000	7,499,220
Total			26,056,456

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.6%
Noble Holding International Ltd.(b)
03/16/18	5.750%	28,825,000	29,257,375
SESI LLC
12/15/21	7.125%	226,000	228,825
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	215,000	214,731
Weatherford International Ltd.
06/15/23	8.250%	1,015,000	1,103,813
08/01/36	6.500%	445,000	420,525
Weatherford International Ltd.(a)
02/15/24	9.875%	36,000	41,670
Total			31,266,939
Other Industry 0.4%
Massachusetts Institute of Technology
07/01/14	4.678%	9,784,000	10,130,266
07/01/16	3.885%	3,080,000	2,675,402
President and Fellows of Harvard College
07/15/46	3.150%	2,959,000	2,731,707
07/15/56	3.300%	6,615,000	6,113,947
Total			21,651,322
Other REIT 0.2%
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	276,000	283,590
03/15/27	5.375%	276,000	278,760
Duke Realty LP
06/15/22	4.375%	8,825,000	9,380,534
Total			9,942,884
Packaging 0.1%
ARD Finance SA PIK(a)
09/15/23	7.125%	355,000	365,650
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/25	6.000%	1,090,000	1,102,262
Berry Plastics Corp.
10/15/22	6.000%	708,000	748,710
Novolex (a)
01/15/25	6.875%	266,000	271,746
Reynolds Group Issuer, Inc./LLC(a)
07/15/24	7.000%	840,000	899,325
Signode Industrial Group Luxembourg SA/US, Inc.(a)
05/01/22	6.375%	249,000	255,379
Total			3,643,072
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.2%
Actavis Funding SCS
03/15/35	4.550%	2,665,000	2,672,243
Actavis, Inc.
10/01/42	4.625%	11,965,000	11,719,012
Amgen, Inc.
05/01/45	4.400%	3,630,000	3,523,427
06/15/48	4.563%	9,226,000	9,162,774
Endo Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	357,000	304,342
Forest Laboratories LLC(a)
02/01/19	4.375%	10,399,000	10,766,781
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	1,054,000	1,098,795
Johnson & Johnson
12/05/33	4.375%	4,343,000	4,786,911
03/03/37	3.625%	7,065,000	7,006,184
Mallinckrodt International Finance SA/CB LLC(a)
04/15/25	5.500%	235,000	216,200
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	6,555,000	6,336,253
Valeant Pharmaceuticals International, Inc.(a)
03/15/22	6.500%	133,000	136,824
03/15/24	7.000%	527,000	540,834
04/15/25	6.125%	2,571,000	1,979,670
Total			60,250,250
Property & Casualty 1.1%
Berkshire Hathaway Finance Corp.
05/15/43	4.300%	2,020,000	2,074,088
Berkshire Hathaway, Inc.
03/15/26	3.125%	9,609,000	9,599,804
Chubb Corp. (The)(b)
Junior Subordinated
04/15/37	6.375%	10,881,000	10,527,367
HUB International Ltd.(a)
10/01/21	7.875%	1,393,000	1,452,202
Liberty Mutual Group, Inc.(a)
05/01/22	4.950%	6,650,000	7,225,192
05/01/42	6.500%	2,447,000	3,046,444
Loews Corp.
04/01/26	3.750%	18,324,000	18,759,983
05/15/43	4.125%	2,589,000	2,483,941
Total			55,169,021

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.3%
BNSF Funding Trust I(b)
Junior Subordinated
12/15/55	6.613%	1,258,000	1,446,700
CSX Corp.
11/01/66	4.250%	4,365,000	3,960,976
Kansas City Southern
05/15/23	3.000%	5,200,000	5,080,800
08/15/45	4.950%	5,661,000	5,724,856
Total			16,213,332
Restaurants 0.0%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	1,467,000	1,492,672
Retail REIT 0.1%
Kimco Realty Corp.
06/01/23	3.125%	6,913,000	6,803,885
Retailers 0.4%
CVS Health Corp.
12/01/22	4.750%	10,252,000	11,127,070
CVS Pass-Through Trust(a)
01/10/36	4.704%	3,666,553	3,782,874
08/11/36	4.163%	4,558,107	4,571,728
Hanesbrands, Inc.(a)
05/15/26	4.875%	230,000	225,975
L Brands, Inc.
11/01/35	6.875%	455,000	439,075
Penske Automotive Group, Inc.
12/01/24	5.375%	520,000	521,300
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	124,000	138,880
Total			20,806,902
Technology 1.7%
Camelot Finance SA(a)
10/15/24	7.875%	647,000	680,967
Cisco Systems, Inc.(b)
09/20/19	1.492%	12,395,000	12,455,785
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/01/19	3.480%	9,070,000	9,294,138
06/15/23	5.450%	14,025,000	15,133,157
06/15/26	6.020%	1,838,000	2,003,753
Equinix, Inc.
01/15/26	5.875%	1,425,000	1,515,844
05/15/27	5.375%	13,000	13,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
12/01/23	7.000%	2,315,000	2,482,837
Gartner, Inc.(a)
04/01/25	5.125%	481,000	490,019
Hewlett Packard Enterprise Co.(b)
10/15/45	6.350%	9,492,000	9,774,453
Informatica LLC(a)
07/15/23	7.125%	474,000	460,965
Microsoft Corp.
08/08/23	2.000%	3,837,000	3,689,322
08/08/26	2.400%	2,724,000	2,577,367
02/06/37	4.100%	3,550,000	3,663,781
08/08/46	3.700%	1,685,000	1,581,726
02/06/57	4.500%	3,980,000	4,097,350
Oracle Corp.
07/15/26	2.650%	9,515,000	9,060,259
07/15/36	3.850%	3,415,000	3,336,725
PTC, Inc.
05/15/24	6.000%	701,000	746,565
Qualitytech LP/Finance Corp.
08/01/22	5.875%	945,000	969,806
Riverbed Technology, Inc.(a)
03/01/23	8.875%	324,000	331,290
Sensata Technologies UK Financing Co. PLC(a)
02/15/26	6.250%	494,000	523,640
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	660,000	754,050
Symantec Corp.(a)
04/15/25	5.000%	689,000	706,521
VeriSign, Inc.
05/01/23	4.625%	735,000	743,269
Total			87,087,012
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	533,000	493,025
ERAC U.S.A. Finance LLC(a)
11/01/23	2.700%	8,400,000	8,050,904
12/01/26	3.300%	8,985,000	8,606,795
Hertz Corp. (The)(a)
10/15/24	5.500%	584,000	507,350
Total			17,658,074
Wireless 0.5%
SBA Communications Corp.(a)
09/01/24	4.875%	1,532,000	1,512,544
SFR Group SA(a)
05/01/26	7.375%	1,468,000	1,512,040

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.(a)
03/01/20	7.000%	553,000	602,770
Sprint Corp.
06/15/24	7.125%	713,000	761,127
02/15/25	7.625%	1,691,000	1,847,417
Sprint Spectrum Co. I/II/III LLC(a)
09/20/21	3.360%	16,032,000	15,972,682
T-Mobile USA, Inc.
01/15/26	6.500%	1,452,000	1,589,940
Total			23,798,520
Wirelines 1.2%
AT&T, Inc.
03/01/37	5.250%	13,036,000	13,289,602
03/15/42	5.150%	6,192,000	6,143,442
06/15/44	4.800%	2,935,000	2,751,301
03/01/47	5.450%	5,835,000	5,964,846
CenturyLink, Inc.
12/01/23	6.750%	720,000	750,600
04/01/25	5.625%	405,000	385,256
Deutsche Telekom International Finance BV
06/01/32	9.250%	1,850,000	2,871,219
Frontier Communications Corp.
09/15/25	11.000%	2,001,000	1,945,973
Level 3 Financing, Inc.
05/01/25	5.375%	880,000	895,400
Telecom Italia SpA(a)
05/30/24	5.303%	514,000	519,140
Verizon Communications, Inc.
09/15/23	5.150%	8,621,000	9,488,255
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	915,000	966,469
05/15/25	6.375%	3,374,000	3,641,795
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	8,072,000	8,514,346
Total			58,127,644
Total Corporate Bonds & Notes (Cost $1,542,231,965)			1,557,013,066

Foreign Government Obligations(g) 1.0%

Chile 0.1%
Chile Government International Bond
10/30/22	2.250%	4,825,000	4,728,018
Colombia 0.1%
Colombia Government International Bond
01/18/41	6.125%	3,418,000	3,904,163
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.3%
Electricite de France SA(a)
10/13/55	5.250%	15,916,000	16,245,620
Mexico 0.3%
Mexico Government International Bond
03/15/22	3.625%	6,528,000	6,714,048
03/08/44	4.750%	4,471,000	4,348,047
Petroleos Mexicanos(a)
03/13/27	6.500%	3,916,000	4,212,637
Total			15,274,732
Panama 0.0%
Panama Government International Bond
01/26/36	6.700%	2,570,000	3,238,200
Peru 0.1%
Peruvian Government International Bond
03/14/37	6.550%	2,710,000	3,499,288
Philippines 0.0%
Philippine Government International Bond
10/23/34	6.375%	925,000	1,228,461
Qatar 0.1%
Nakilat, Inc.(a)
12/31/33	6.067%	3,926,000	4,514,900
Total Foreign Government Obligations (Cost $50,767,376)			52,633,382

Municipal Bonds 1.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/25	5.000%	4,835,000	5,855,814
Series 2017J
08/15/26	5.000%	4,335,000	5,304,479
Total			11,160,293
Local General Obligation 0.4%
City of Chicago
Unlimited General Obligation Bonds
Taxable Project Series 2011-C1
01/01/35	7.781%	1,815,000	1,903,136

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Taxable Series 2014B
01/01/44	6.314%	4,395,000	3,930,229
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	1,325,000	1,354,084
City of New York
Unlimited General Obligation Bonds
Series 2016B-1
12/01/41	5.000%	2,620,000	2,983,630
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds Series 2009
07/01/34	5.750%	6,880,000	8,444,787
Total			18,615,866
Sales Tax 0.2%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds Series 2016S-1
11/01/46	5.000%	3,890,000	4,976,671
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	1,570,000	1,014,094
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	4,470,000	1,832,700
1st Series 2009B
08/01/44	6.500%	685,000	282,563
1st Series 2010C
08/01/41	5.250%	4,065,000	1,666,650
Total			9,772,678
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/35	4.532%	7,830,000	8,435,259
State General Obligation 0.7%
State of Mississippi
Unlimited General Obligation Bonds
Series 2016B
12/01/27	5.000%	1,520,000	1,849,688
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund Series 2017
10/01/33	5.000%	9,910,000	11,723,133
Transportation Commission Mobility Fund Series 2017
10/01/34	5.000%	17,485,000	20,597,505
Total			34,170,326
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds Series 2010
11/01/40	6.742%	1,510,000	1,872,657
Total Municipal Bonds (Cost $85,091,919)			84,027,079

Preferred Debt 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.7%
M&T Bank Corp.(b)
12/31/49	6.375%	5,904	6,568,200
12/31/49	6.375%	800	892,000
State Street Corp.(b)
12/31/49	5.350%	158,605	4,176,069
12/31/49	5.900%	115,325	3,109,162
Wells Fargo & Co.
12/31/49	7.500%	15,000	18,600,000
Total			33,345,431
Property & Casualty 0.0%
Allstate Corp. (The)(b)
01/15/53	5.100%	59,841	1,590,574
Total Preferred Debt (Cost $33,733,188)			34,936,005

Residential Mortgage-Backed Securities - Agency 22.6%

Federal Home Loan Mortgage Corp.
01/01/25	9.000%	5,689	6,313
06/01/33	5.500%	186,966	211,184
01/01/46	3.500%	10,218,259	10,457,536
08/01/24	8.000%	16,837	18,596
09/01/28- 07/01/37	6.000%	6,353,867	7,357,144
04/01/30- 04/01/32	7.000%	192,584	221,688
10/01/45- 06/01/46	4.000%	75,791,398	79,706,311

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(e)
08/01/45	3.500%	77,548,917	79,957,394
05/11/47	4.500%	28,500,000	30,486,650
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 311 Class S1
08/15/43	5.038%	12,906,179	2,613,804
CMO Series 326 Class S2
03/15/44	5.038%	18,844,485	3,734,322
CMO Series 4097 Class ST
08/15/42	5.138%	4,207,146	797,119
CMO Series 4620 Class AS
11/15/42	1.765%	6,809,308	510,774
CMO STRIPS Series 309 Class S4
08/15/43	5.058%	3,828,462	798,169
CMO STRIPS Series 312 Class S1
09/15/43	5.038%	3,831,699	805,342
Federal Home Loan Mortgage Corp.(i)
CMO Series 4120 Class IA
10/15/42	3.500%	10,033,394	2,032,466
CMO Series 4176 Class BI
03/15/43	3.500%	4,189,844	769,537
CMO Series 4182 Class DI
05/15/39	3.500%	14,146,712	1,681,755
Federal National Mortgage Association
04/01/23	8.500%	2,734	2,760
06/01/24	9.000%	10,572	11,369
01/01/31	2.500%	14,773,968	14,806,839
05/01/41	5.000%	2,570,406	2,813,335
11/01/21- 04/01/22	8.000%	6,452	6,924
02/01/27- 12/01/43	3.000%	67,233,404	68,446,082
02/01/27- 09/01/31	7.500%	56,344	62,380
10/01/28- 08/01/35	6.000%	5,034,963	5,782,353
05/01/29- 07/01/38	7.000%	7,230,656	8,541,965
03/01/33- 08/01/34	5.500%	2,580,129	2,922,874
10/01/40- 06/01/44	4.500%	24,232,428	26,061,523
05/01/43- 11/01/46	3.500%	123,413,258	126,762,741
Federal National Mortgage Association(e)
04/19/32	2.500%	41,500,000	41,519,455
05/11/47	4.000%	74,550,000	78,044,528
05/11/47	4.500%	29,400,000	31,476,051
04/19/32- 05/11/47	3.000%	264,440,000	263,463,903
04/19/32- 05/11/47	3.500%	102,500,000	104,791,961
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(j)
08/01/40	4.500%	6,349,566	6,834,426
07/01/45	3.500%	39,822,238	40,757,667
Federal National Mortgage Association(i)
CMO Series 2012-131 Class MI
01/25/40	3.500%	8,445,942	1,253,335
CMO Series 2012-148 Class BI
01/25/43	3.500%	11,620,306	2,395,014
CMO STRIPS Series 413 Class C39
04/25/41	4.500%	11,069,527	2,560,347
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
10/25/43	4.918%	5,842,227	1,261,641
CMO Series 2013-107 Class SB
02/25/43	4.968%	9,946,762	2,264,726
CMO Series 2014-93 Class ES
01/25/45	5.168%	7,206,075	1,463,175
CMO Series 2016-31 Class VS
06/25/46	5.018%	5,501,728	919,435
CMO Series 2016-37 Class SA
06/25/46	4.868%	11,304,209	2,456,896
CMO Series 2016-4 Class BS
02/25/46	5.118%	7,148,145	1,529,780
CMO Series 2016-45 Class AS
07/25/46	5.018%	9,457,691	2,138,333
CMO Series 2016-50 Class GS
08/25/46	4.968%	9,157,438	1,937,444
CMO Series 2017-8 Class SB
02/25/47	5.118%	10,707,233	1,848,309
CMO Series 416 Class S1
11/25/42	5.118%	5,784,039	1,176,151
Government National Mortgage Association(e)
04/20/47	3.500%	46,000,000	47,696,250
04/20/47	4.000%	15,000,000	15,832,617
04/20/47	4.500%	7,000,000	7,473,593
Government National Mortgage Association(i)
CMO Series 2012-38 Class MI
03/20/42	4.000%	12,955,312	2,509,339
CMO Series 2014-184 Class CI
11/16/41	3.500%	7,220,315	1,100,799
CMO Series 2015-53 Class EI
04/16/45	3.500%	2,108,278	403,311
Total Residential Mortgage-Backed Securities - Agency (Cost $1,142,066,282)			1,143,495,735

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a)
CMO Series 2016-C Class A
10/25/57	4.000%	2,280,985	2,282,740
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/45	4.500%	848,624	851,773
11/25/45	5.500%	2,035,000	2,034,436
ASG Resecuritization Trust(a),(b)
CMO Series 2009-2 Class G70
05/24/36	3.307%	2,998,883	2,993,126
CMO Series 2009-2 Class G75
05/24/36	3.307%	3,628,000	3,607,566
Bayview Opportunity Master Fund IIA Trust(a)
Series 2016-RPL3 Class A1
07/28/31	3.475%	1,876,596	1,870,234
Bayview Opportunity Master Fund IIIa Trust(a)
CMO Series 2016-RN3 Class A1
09/29/31	3.598%	14,997,724	15,012,212
Bayview Opportunity Master Fund IIIB Trust(a)
CMO Series 2016-RPL4 Class A1
07/28/18	3.475%	7,748,651	7,751,309
Bayview Opportunity Master Fund IVA Trust(a)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/55	5.500%	1,978,200	1,967,785
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/32	3.598%	6,703,032	6,685,055
Bayview Opportunity Master Fund IVb Trust(a),(b)
CMO Series 2017-RN1 Class A1
02/28/32	0.000%	12,275,694	12,279,511
Bayview Opportunity Master Fund Trust(a)
CMO Series 2016-LT1 Class A1
10/28/31	3.475%	1,655,635	1,647,402
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.113%	375,386	376,683
CMO Series 2014-RR3 Class 3A1
07/26/36	0.910%	474,441	464,491
Series 2010-RR11 Class 8A1
05/27/37	4.966%	2,629,684	2,621,391
Series 2011-RR5 Class 11A4
05/28/36	0.928%	4,025,022	3,875,874
BCAP LLC Trust(a)
CMO Series 2013-RR2 Class 7A1
07/26/36	3.000%	833,992	833,992
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	1,222,789	1,220,855
CMO Series 2013-RR5 Class 3A1
09/26/36	3.500%	1,419,748	1,415,579
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re II Ltd.(a),(b)
CMO Series 2016-1A Class M2A
04/25/26	5.482%	4,313,621	4,325,931
CAM Mortgage Trust(a)
CMO Series 2016-1 Class A
01/15/56	4.000%	2,345,148	2,350,364
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2012-7 Class 12A1
03/25/36	3.089%	277,192	275,424
CMO Series 2012-9 Class 1A1
02/20/36	3.179%	701,445	700,209
CMO Series 2013-2 Class 1A1
11/25/37	3.163%	1,531,379	1,531,938
CMO Series 2014-11 Class 3A3
09/25/36	0.938%	1,800,000	1,710,983
CMO Series 2014-12 Class 3A1
10/25/35	3.210%	8,626,946	8,779,583
CMO Series 2014-2 Class 3A3
08/25/37	0.918%	582,856	574,210
CMO Series 2014-C Class A
02/25/54	3.250%	1,025,398	991,745
CMO Series 2015-A Class A4
06/25/58	4.250%	5,473,829	5,597,752
CMO Series 2015-A Class B3
06/25/58	4.500%	958,869	888,124
Series 2013-11 Class 3A3
09/25/34	3.081%	799,822	745,283
Citigroup Mortgage Loan Trust, Inc.(a),(i)
CMO Series 2015-A Class A1IO
06/25/58	1.000%	15,908,594	405,687
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/53	4.250%	13,002,658	13,439,609
CMO Series 2015-RP2 Class B3
01/25/53	4.250%	3,975,834	3,688,654
COLT LLC(a),(b)
CMO Series 15-1 Class A2
12/26/45	4.732%	675,683	681,547
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/46	3.500%	1,960,775	1,964,414
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	433,798	433,420
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	349,910	348,533

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2009-14R Class 4A9
10/26/35	3.113%	12,807,000	12,886,674
CMO Series 2011-12R Class 3A1
07/27/36	3.051%	4,958,009	4,912,171
CMO Series 2011-16R Class 7A3
12/27/36	3.205%	113,983	113,979
CMO Series 2014-CIM1 Class A2
01/25/58	4.483%	3,000,000	2,959,418
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	8,289,523	8,482,011
CMO Series 2014-RPL4 Class A2
08/25/62	4.812%	2,750,000	2,700,761
Series 2012-11 Class 3A2
06/29/47	1.982%	894,932	818,802
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 1A5
08/27/37	4.000%	3,000,000	2,949,780
Credit Suisse Securities (USA) LLC(a),(b)
CMO Series 2014-RPL1 Class A1
02/25/54	3.250%	5,378,206	5,310,198
Credit Suisse Securities (USA) LLC(a)
CMO Series 2014-RPL1 Class A3
02/25/54	4.165%	750,000	749,362
CSMC Trust(a),(b)
CMO Series 2015-RPL1 Class A2
02/25/57	4.708%	1,500,000	1,498,761
Deephaven Residential Mortgage Trust(a)
Series 2016-1A Class A2
07/25/46	5.500%	2,173,363	2,167,545
JPMorgan Resecuritization Trust(a),(b)
CMO Series 2014-1 Class 1016
03/26/36	3.101%	3,630,000	3,591,429
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	1,506,371	1,519,066
Morgan Stanley Re-Remic Trust(a),(b)
CMO Series 2010-R1 Class 2B
07/26/35	3.184%	4,024,555	4,012,734
CMO Series 2013-R3 Class 10A
10/26/35	3.113%	1,106,380	1,100,689
Morgan Stanley Resecuritization Trust(a),(b)
CMO Series 2013-R9 Class 2A
06/26/46	3.178%	1,823,767	1,818,868
CMO Series 2013-R9 Class 4A
06/26/46	2.945%	995,445	990,334
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2015-1A Class A3
05/28/52	3.750%	5,215,645	5,342,173
Nomura Asset Acceptance Corp. Alternative Loan Trust(b)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	147,841	146,428
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	935,521	926,442
Nomura Resecuritization Trust(a),(b)
CMO Series 2012-3R Class 1A1
01/26/37	0.951%	140,435	140,127
CMO Series 2014-6R Class 3A1
01/26/36	1.038%	2,966,986	2,855,096
NRPL Trust(a),(b)
Series 2014-1A Class A1
04/25/54	3.250%	3,007,824	3,099,258
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2016-PLS2 Class A
07/25/21	5.683%	1,764,423	1,764,423
PennyMac Mortgage Investment Trust(a),(b)
Series 2017-GT1 Class A
02/25/50	4.750%	3,000,000	3,006,183
RBSSP Resecuritization Trust(a),(b)
CMO Series 2010-1 Class 3A2
08/26/35	3.044%	2,989,473	2,911,986
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/46	3.750%	1,738,632	1,727,417
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(b)
CMO Series 2004-21XS Class 2A6A
12/25/34	5.240%	4,243	4,301
Towd Point Mortgage Trust(a),(b)
CMO Series 2015-3 Class A4B
03/25/54	3.500%	13,372,634	13,418,684
Vericrest Opportunity Loan Transferee(a)
CMO Series 2015-NPL4 Class A1
02/25/55	3.500%	1,471,499	1,479,865
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/54	3.875%	1,070,895	1,072,606
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2003-AR8 Class A
08/25/33	2.681%	3,991,990	4,031,393
Wedgewood Real Estate Trust(a)
CMO Series 2016-1 Class A2
07/15/46	5.000%	540,270	539,188
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $219,783,424)			220,273,576

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Holdings, LLC(b),(e),(k)
2nd Lien Term Loan
11/08/24	9.038%	745,716	748,199
Diversified Manufacturing 0.0%
Accudyne Industries Borrower SCA/LLC(b),(k)
Term Loan
12/13/19	4.147%	610,000	571,369
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(e),(k)
Tranche A Term Loan
08/23/21	8.553%	413,476	439,835
Technology 0.1%
Ancestry.com Operations, Inc.(b),(k)
2nd Lien Term Loan
10/19/24	9.270%	272,251	278,717
Information Resources, Inc.(b),(k)
2nd Lien Term Loan
01/20/25	9.250%	880,000	874,131
Kronos, Inc.(b),(k)
2nd Lien Term Loan
11/01/24	9.284%	386,000	397,823
Total			1,550,671
Total Senior Loans (Cost $3,244,449)			3,310,074

U.S. Government & Agency Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(c)
STRIPS
01/15/30	0.000%	32,628,000	21,740,624
04/15/30	0.000%	34,501,000	22,831,899
Total U.S. Government & Agency Obligations (Cost $45,547,708)			44,572,523

U.S. Treasury Obligations 25.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/15/17	0.875%	79,800,000	79,811,257
07/15/17	0.875%	142,380,000	142,391,106
02/28/19	1.125%	119,975,000	119,703,137
10/15/19	1.000%	13,889,000	13,750,110
03/15/20	1.625%	130,489,000	130,957,978
02/28/22	1.875%	295,584,000	294,983,595
02/29/24	2.125%	166,063,000	165,167,754
02/15/27	2.250%	151,211,400	149,279,977
11/15/46	2.875%	124,016,100	120,329,473
U.S. Treasury(c),(j)
STRIPS
05/15/43	0.000%	88,863,000	39,414,917
U.S. Treasury(c)
STRIPS
02/15/45	0.000%	57,300,000	24,055,571
Total U.S. Treasury Obligations (Cost $1,277,309,673)			1,279,844,875

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(l),(m),(n)	115,266,772	115,266,772
Total Money Market Funds (Cost $115,257,082)		115,266,772
Total Investments (Cost: $5,665,319,959)		5,688,258,511
Other Assets & Liabilities, Net		(619,735,527)
Net Assets		5,068,522,984

At March 31, 2017, securities and/or cash totaling $44,283,025 were pledged as collateral.
34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	4/5/2017	1,441,000 EUR	1,533,986 USD	—	(3,341)
Barclays	4/5/2017	1,524,672 USD	1,441,000 EUR	12,656	—
Total				12,656	(3,341)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Treasury 2-Year Note	179	USD	38,745,110	06/2017	66,847	—
U.S. Treasury 5-Year Note	370	USD	43,558,828	06/2017	260,703	—
U.S. Treasury 5-Year Note	200	USD	23,545,313	06/2017	233,316	—
Total			105,849,251		560,866	—

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Long Bond	(73)	USD	(11,011,594)	06/2017	—	(237,392)
U.S. Long Bond	(330)	USD	(49,778,437)	06/2017	—	(301,244)
U.S. Treasury 10-Year Note	(36)	USD	(4,484,250)	06/2017	—	(6,809)
U.S. Treasury Ultra 10-Year Note	(639)	USD	(85,556,109)	06/2017	—	(1,039,749)
U.S. Ultra Bond	(191)	USD	(30,679,375)	06/2017	—	(113,255)
U.S. Ultra Bond	(346)	USD	(55,576,250)	06/2017	—	(492,397)
Total			(237,086,015)		—	(2,190,846)

Open options contracts written at March 31, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(80,000,000)	2.55	(688,000)	05/2017	(322,152)
Credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	American International Group, Inc.	6/20/2022	1.000	USD	13,430,000	(89,499)	(4,477)	—	(65,060)	—	(28,916)
Barclays	EI du Pont de Nemours & Co.	12/20/2021	1.000	USD	13,110,000	(318,979)	(4,370)	—	(252,835)	—	(70,514)
Barclays	Electricite de France SA	6/20/2022	1.000	USD	18,720,000	(40,852)	(6,240)	—	—	—	(47,092)
Barclays	Home Depot, Inc.	6/20/2022	1.000	USD	37,330,000	(1,302,056)	(12,443)	—	(1,226,566)	—	(87,933)
Barclays	International Business Machines Corp.	6/20/2022	1.000	USD	5,330,000	(167,290)	(1,777)	—	(150,884)	—	(18,183)
Barclays	McDonald’s Corp.	6/20/2022	1.000	USD	4,330,000	(151,766)	(1,443)	—	(141,139)	—	(12,070)
Barclays	Morgan Stanley	6/20/2022	1.000	USD	11,025,000	(114,521)	(3,674)	—	(101,869)	—	(16,326)
Citi	American International Group, Inc.	6/20/2022	1.000	USD	13,195,000	(87,933)	(4,398)	—	(70,362)	—	(21,969)
Citi	Bank of America Corp.	6/20/2022	1.000	USD	9,195,000	(157,622)	(3,066)	—	(157,540)	—	(3,148)
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Eastman Chemical Co.	12/20/2021	1.000	USD	10,510,000	(199,559)	(3,503)	—	(93,350)	—	(109,712)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,600,000	11,763	(867)	96,827	—	—	(85,931)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	5,200,000	23,525	(1,733)	178,625	—	—	(156,833)
Citi	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	14,085,000	(125,367)	(4,695)	—	(102,540)	—	(27,522)
Citi	International Business Machines Corp.	6/20/2022	1.000	USD	15,995,000	(502,028)	(5,332)	—	(448,759)	—	(58,601)
Citi	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	16,015,000	(577,168)	(5,339)	—	(557,017)	—	(25,490)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	36,460,000	1,656,664	(12,153)	2,141,356	—	—	(496,845)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	52,050,000	2,365,041	(17,350)	3,044,386	—	—	(696,695)
Citi	Nordstrom, Inc.	6/20/2022	1.000	USD	18,655,000	568,646	(6,218)	574,736	—	—	(12,308)
Credit Suisse	Lowe’s Companies, Inc.	6/20/2022	1.000	USD	10,680,000	(384,899)	(3,560)	—	(388,059)	—	(400)
Credit Suisse	Nordstrom, Inc.	6/20/2022	1.000	USD	7,995,000	243,705	(2,665)	253,835	—	—	(12,795)
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	5,210,000	(94,113)	(1,737)	—	(30,267)	—	(65,583)
Goldman Sachs International	D.R. Horton, Inc.	12/20/2021	1.000	USD	20,745,000	(191,855)	(6,915)	404,278	—	—	(603,048)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	5,245,000	(99,590)	(1,748)	—	(34,886)	—	(66,452)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	7,865,000	(149,337)	(2,622)	—	(52,359)	—	(99,600)
Goldman Sachs International	Electricite de France SA	6/20/2022	1.000	USD	18,650,000	(40,699)	(6,216)	8,990	—	—	(55,905)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,600,000	11,763	(867)	89,398	—	—	(78,502)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	7,800,000	35,288	(2,600)	235,404	—	—	(202,716)
Goldman Sachs International	General Motors Co.	6/20/2022	5.000	USD	13,335,000	(2,385,525)	(22,225)	—	(2,337,403)	—	(70,347)
Goldman Sachs International	Home Depot, Inc.	6/20/2022	1.000	USD	26,665,000	(930,065)	(8,889)	—	(875,938)	—	(63,016)
Goldman Sachs International	Kohl’s Corp.	12/20/2021	1.000	USD	2,555,000	114,715	(852)	49,662	—	64,201	—
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	2,625,000	(17,226)	(875)	9,220	—	—	(27,321)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	7,870,000	(51,644)	(2,624)	6,930	—	—	(61,198)
Goldman Sachs International	McDonald’s Corp.	6/20/2022	1.000	USD	18,690,000	(655,082)	(6,230)	—	(599,723)	—	(61,589)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	13,140,000	(155,690)	(4,380)	—	(46,454)	—	(113,616)
Goldman Sachs International	PulteGroup, Inc.	6/20/2022	5.000	USD	10,685,000	(1,881,400)	(17,808)	—	(1,864,053)	—	(35,155)
Goldman Sachs International	Walt Disney Co. (The)	6/20/2022	1.000	USD	13,330,000	(477,137)	(4,443)	—	(437,887)	—	(43,693)
JPMorgan	Barclays Bank, PLC	12/20/2021	1.000	USD	5,260,000	97,156	(1,753)	200,262	—	—	(104,859)
JPMorgan	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,600,000	11,763	(867)	105,372	—	—	(94,476)
JPMorgan	Goldman Sachs Group, Inc.	6/20/2022	1.000	USD	16,455,000	(146,462)	(5,485)	—	(95,694)	—	(56,253)
JPMorgan	International Business Machines Corp.	6/20/2022	1.000	USD	10,665,000	(334,738)	(3,555)	—	(299,220)	—	(39,073)
JPMorgan	Lloyds Bank PLC	12/20/2021	1.000	USD	2,630,000	29,156	(876)	57,559	—	—	(29,279)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	15,615,000	709,512	(5,205)	916,134	—	—	(211,827)
36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Buy protection (continued)
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	52,390,000	2,380,490	(17,463)	4,198,126	—	—	(1,835,099)
JPMorgan	McDonald’s Corp.	6/20/2022	1.000	USD	15,965,000	(559,571)	(5,322)	—	(522,711)	—	(42,182)
JPMorgan	Royal Bank of Scotland PLC (The)	12/20/2021	1.000	USD	7,890,000	336,743	(2,630)	496,052	—	—	(161,939)
JPMorgan	Textron, Inc.	6/20/2022	1.000	USD	10,680,000	(93,378)	(3,560)	—	(130,103)	33,165	—
JPMorgan	Toll Brothers, Inc.	6/20/2022	1.000	USD	30,705,000	438,369	(10,234)	438,024	—	—	(9,889)
JPMorgan	Valero Energy Corp.	6/20/2022	1.000	USD	23,990,000	(130,930)	(7,996)	160,344	—	—	(299,270)
JPMorgan	Weyerhaeuser Co.	6/20/2022	1.000	USD	5,325,000	(104,443)	(1,775)	—	(88,310)	—	(17,908)
Morgan Stanley	American International Group, Inc.	12/20/2021	1.000	USD	5,295,000	(53,762)	(1,766)	—	(46,979)	—	(8,549)
Morgan Stanley	Goldman Sachs Group, Inc. (The)	12/20/2021	1.000	USD	13,100,000	(146,857)	(4,367)	—	(40,353)	—	(110,871)
Total								13,665,520	(11,258,320)	97,366	(6,658,498)
Cleared credit default swap contracts outstanding at March 31, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	246,890,000	—	(1,704,398)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	166,290,000	—	(855,342)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	67,785,000	—	(62,393)
Total						—	(2,622,133)
Credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	10,150,000	78,770	3,383	—	(754,254)	836,407	—
Barclays	Anadarko Petroleum Corp.	6/20/2021	1.000	0.909	USD	5,110,000	18,839	1,703	—	(475,585)	496,127	—
Barclays	Bank of America Corp.	6/20/2018	1.000	0.255	USD	25,990,000	237,262	8,664	192,480	—	53,446	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	0.805	USD	5,070,000	35,854	1,690	—	(464,282)	501,826	—
Barclays	Citigroup, Inc.	6/20/2018	1.000	0.251	USD	26,305,000	241,477	8,769	162,818	—	87,428	—
Barclays	Dow Chemical Co. (The)	12/20/2021	1.000	0.642	USD	13,110,000	213,322	4,370	46,357	—	171,335	—
Barclays	Verizon Communications, Inc.	6/20/2017	1.000	0.226	USD	39,805,000	69,133	13,268	61,126	—	21,275	—
Barclays	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	15,540,000	185,215	5,180	197,399	—	—	(7,004)
Citi	Dow Chemical Co. (The)	12/20/2021	1.000	0.642	USD	10,510,000	171,016	3,504	51,152	—	123,368	—
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	Plains All American Pipeline LP	12/20/2021	1.000	1.471	USD	5,200,000	(108,556)	1,734	—	(210,767)	103,945	—
Citi	Target Corp.	6/20/2022	1.000	0.617	USD	16,015,000	306,127	5,339	282,299	—	29,167	—
Citi	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	5,215,000	62,155	1,738	57,891	—	6,002	—
Credit Suisse	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	2,500,000	(316,428)	1,458	—	(272,264)	—	(42,706)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	13,000,000	(1,193,464)	7,584	—	(1,117,494)	—	(68,386)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	13,500,000	(1,239,366)	7,875	—	(1,030,207)	—	(201,284)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	14,000,000	(1,285,269)	8,167	—	(915,360)	—	(361,742)
Credit Suisse	Target Corp.	6/20/2022	1.000	0.617	USD	10,680,000	204,148	3,560	204,303	—	3,405	—
Credit Suisse	Tyson Foods, Inc.	12/20/2021	1.000	0.561	USD	7,830,000	156,375	2,610	104,514	—	54,471	—
Credit Suisse	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	5,225,000	62,274	1,743	60,446	—	3,571	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	12,685,000	98,443	4,227	—	(886,075)	988,745	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	5,080,000	39,424	1,693	—	(415,183)	456,300	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	5,070,000	39,346	1,690	—	(413,729)	454,765	—
Goldman Sachs International	Citigroup, Inc.	6/20/2018	1.000	0.251	USD	12,985,000	119,201	4,328	72,348	—	51,181	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.642	USD	7,865,000	127,978	2,621	27,843	—	102,756	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.642	USD	5,245,000	85,346	1,748	18,552	—	68,542	—
Goldman Sachs International	Ford Motor Co.	6/20/2022	5.000	1.412	USD	13,335,000	2,346,653	22,225	2,344,737	—	24,141	—
Goldman Sachs International	Macy’s Retail Holdings, Inc.	12/20/2021	1.000	2.115	USD	2,555,000	(125,217)	852	—	(60,452)	—	(63,913)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	5,000,000	(632,856)	2,917	—	(524,924)	—	(105,015)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	4,500,000	(569,570)	2,624	—	(402,850)	—	(164,096)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	5,200,000	(658,170)	3,033	—	(452,426)	—	(202,711)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	10,100,000	(1,278,369)	5,892	—	(826,438)	—	(446,039)
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.713	USD	7,870,000	102,338	2,622	20,860	—	84,100	—
38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.713	USD	2,625,000	34,134	875	—	—	35,009	—
Goldman Sachs International	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	13,225,000	157,623	4,408	164,561	—	—	(2,530)
Goldman Sachs International	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	13,075,000	155,836	4,358	163,025	—	—	(2,831)
JPMorgan	Anadarko Petroleum Corp.	6/20/2021	1.000	0.909	USD	5,240,000	19,318	1,747	—	(385,233)	406,298	—
JPMorgan	Bank of America Corp.	6/20/2018	1.000	0.255	USD	38,890,000	355,026	12,964	249,981	—	118,009	—
JPMorgan	Bank of America Corp.	6/20/2021	1.000	0.519	USD	26,185,000	514,325	8,728	141,722	—	381,331	—
JPMorgan	Berkshire Hathaway, Inc.	6/20/2021	1.000	0.501	USD	15,795,000	322,410	5,266	38,182	—	289,494	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.251	USD	38,985,000	357,878	12,995	298,294	—	72,579	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.251	USD	26,185,000	240,376	8,728	184,392	—	64,712	—
JPMorgan	Citigroup, Inc.	6/20/2018	1.000	0.251	USD	12,965,000	119,017	4,322	86,514	—	36,825	—
JPMorgan	CVS Health Corp.	6/20/2022	1.000	0.458	USD	15,965,000	433,341	5,322	401,280	—	37,383	—
JPMorgan	DISH DBS Corp.	6/20/2022	5.000	2.564	USD	13,300,000	1,536,380	22,167	1,735,119	—	—	(176,572)
JPMorgan	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	3,250,000	(411,356)	1,896	—	(318,171)	—	(91,289)
JPMorgan	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	5,000,000	(459,024)	2,916	—	(439,053)	—	(17,055)
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	2,540,000	(31,678)	847	—	(348,135)	317,304	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	2,595,000	(32,364)	865	—	(289,675)	258,176	—
JPMorgan	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	2,600,000	(32,426)	866	—	(249,711)	218,151	—
JPMorgan	Tyson Foods, Inc.	12/20/2021	1.000	0.561	USD	13,045,000	260,525	4,349	174,254	—	90,620	—
JPMorgan	Verizon Communications, Inc.	6/20/2017	1.000	0.226	USD	26,725,000	46,416	8,909	41,183	—	14,142	—
JPMorgan	Verizon Communications, Inc.	12/20/2021	1.000	0.736	USD	26,440,000	315,127	8,813	329,272	—	—	(5,332)
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	7,615,000	59,097	2,538	—	(919,070)	980,705	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	10,210,000	79,235	3,404	—	(823,122)	905,761	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	0.786	USD	10,210,000	79,235	3,403	—	(687,419)	770,057	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.255	USD	12,985,000	118,540	4,328	70,762	—	52,106	—
Morgan Stanley	Bank of America Corp.	6/20/2018	1.000	0.255	USD	12,925,000	117,992	4,308	76,760	—	45,540	—
Morgan Stanley	Canadian Natural Resources Ltd.	6/20/2021	1.000	0.941	USD	2,595,000	6,232	864	—	(163,741)	170,837	—
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Sell protection (continued)
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Enterprise Products Partners LP	6/20/2021	1.000	0.86	USD	15,570,000	88,274	5,190	—	(674,785)	768,249	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	1,750,000	(221,500)	1,021	—	(171,323)	—	(49,156)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	2,300,000	(291,114)	1,341	—	(224,743)	—	(65,030)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	8,500,000	(1,075,855)	4,958	—	(907,202)	—	(163,695)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	3,400,000	(430,342)	1,983	—	(260,269)	—	(168,090)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	11,000,000	(1,392,283)	6,417	—	(995,649)	—	(390,217)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	9,000,000	(1,139,141)	5,250	—	(734,602)	—	(399,289)
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.854	USD	16,000,000	(2,025,140)	9,334	—	(1,315,202)	—	(700,604)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	1/17/2047	3.000	4.724	USD	6,500,000	(596,732)	3,792	—	(741,781)	148,841	—
Morgan Stanley	Noble Energy, Inc.	6/20/2021	1.000	1.098	USD	13,145,000	(52,297)	4,381	—	(776,667)	728,751	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.271	USD	13,100,000	(158,328)	4,367	—	(1,012,462)	858,501	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	1.271	USD	13,020,000	(157,361)	4,340	—	(743,286)	590,265	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	7,665,000	(95,594)	2,555	—	(946,388)	853,349	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	5,075,000	(63,293)	1,691	—	(744,574)	682,972	—
Morgan Stanley	Plains All American Pipeline LP	6/20/2021	1.000	1.311	USD	5,060,000	(63,106)	1,687	—	(636,711)	575,292	—
Total									8,060,426	(24,731,264)	15,193,562	(3,894,586)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Cleared credit default swap contracts outstanding at March 31, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	0.917	USD	284,733,050	1,374,676	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	5.000	1.386	USD	271,650,600	3,450,114	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2024	1.000	0.923	USD	102,760,000	55,273	—
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2027	1.000	1.095	USD	122,815,000	—	(80,574)
Total							4,880,063	(80,574)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $1,210,032,022 or 23.87% of net assets.
(b)	Variable rate security.
(c)	Zero coupon bond.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities amounted to $10,403,333, which represents 0.21% of net assets.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2017, the value of these securities amounted to $61,950 which represents less than 0.01% of net assets.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At March 31, 2017, the value of these securities amounted to $1,014,094 or 0.02% of net assets.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of March 31, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	21,676,210	618,051,098	(524,460,536)	115,266,772	(13,102)	109,047	115,266,772

(n)	At March 31, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Abbreviation Legend  (continued)
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
5,665,320,000	51,179,000	(28,240,000)	22,939,000
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
42	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	96,616,736	—	—	96,616,736
Asset-Backed Securities — Non-Agency	—	859,947,636	13,349,333	—	873,296,969
Commercial Mortgage-Backed Securities - Agency	—	40,216,527	—	—	40,216,527
Commercial Mortgage-Backed Securities - Non-Agency	—	130,804,592	—	—	130,804,592
Convertible Preferred Stocks
Financials	11,950,600	—	—	—	11,950,600
Corporate Bonds & Notes	—	1,557,013,066	—	—	1,557,013,066
Foreign Government Obligations	—	52,633,382	—	—	52,633,382
Municipal Bonds	—	84,027,079	—	—	84,027,079
Preferred Debt	34,936,005	—	—	—	34,936,005
Residential Mortgage-Backed Securities - Agency	—	1,143,495,735	—	—	1,143,495,735
Residential Mortgage-Backed Securities - Non-Agency	—	204,316,029	15,957,547	—	220,273,576
Senior Loans	—	3,310,074	—	—	3,310,074
U.S. Government & Agency Obligations	—	44,572,523	—	—	44,572,523
U.S. Treasury Obligations	1,216,374,387	63,470,488	—	—	1,279,844,875
Money Market Funds	—	—	—	115,266,772	115,266,772
Total Investments	1,263,260,992	4,280,423,867	29,306,880	115,266,772	5,688,258,511
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	12,656	—	—	12,656
Futures Contracts	560,866	—	—	—	560,866
Swap Contracts	—	20,170,991	—	—	20,170,991
Liability
Forward Foreign Currency Exchange Contracts	—	(3,341)	—	—	(3,341)
Futures Contracts	(2,190,846)	—	—	—	(2,190,846)
Options Contracts Written	—	(322,152)	—	—	(322,152)
Swap Contracts	—	(13,255,791)	—	—	(13,255,791)
Total	1,261,631,012	4,287,026,230	29,306,880	115,266,772	5,693,230,894
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
2,038,679	-	-	2,038,679
2,221,174	-	-	2,221,174
2,211,857	-	-	2,211,857
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
44	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Foreign Government Obligations(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greece 0.0%
Hellenic Republic Government Bond(b)
10/15/42	0.000%	EUR	12,871,600	31,719
Total Foreign Government Obligations (Cost $387,373)				31,719

Inflation-Indexed Bonds(a) 97.6%

Australia 1.0%
Australia Government Bond(c)
02/21/22	1.250%	AUD	428,216	339,692
09/20/30	2.500%	AUD	339,658	313,305
08/21/35	2.000%	AUD	283,365	250,550
Australia Government Index-Linked Bond(c)
08/20/20	4.000%	AUD	49,729	42,674
09/20/25	3.000%	AUD	513,473	466,981
Total				1,413,202
Canada 2.0%
Canadian Government Real Return Bond
12/01/21	4.250%	CAD	257,131	234,787
12/01/26	4.250%	CAD	213,746	223,575
12/01/31	4.000%	CAD	545,441	616,475
12/01/36	3.000%	CAD	320,545	346,334
12/01/41	2.000%	CAD	500,546	487,222
12/01/44	1.500%	CAD	554,371	500,240
12/01/47	1.250%	CAD	357,027	310,109
Total				2,718,742
Denmark 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	1,638,358	252,511
France 8.0%
France Government Bond OAT(c)
07/25/18	0.250%	EUR	3,272,854	3,598,947
07/25/19	1.300%	EUR	58,895	67,033
07/25/21	0.100%	EUR	86,199	97,227
07/25/23	2.100%	EUR	518,448	660,443
03/01/25	0.100%	EUR	336,826	379,602
07/25/29	3.400%	EUR	924,277	1,440,711
07/25/30	0.700%	EUR	346,739	409,954
07/25/32	3.150%	EUR	662,940	1,059,174
07/25/47	0.100%	EUR	270,078	271,017
French Republic Government Bond OAT
07/25/22	1.100%	EUR	793,656	947,494
French Republic Government Bond OAT(c)
07/25/24	0.250%	EUR	799,224	914,853
07/25/40	1.800%	EUR	638,200	938,631
Total				10,785,086
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Germany 0.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(c)
04/15/18	0.750%	EUR	5,326	5,803
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/26	0.100%	EUR	252,512	296,994
04/15/46	0.100%	EUR	203,528	252,398
Total				555,195
Italy 7.4%
Italy Buoni Poliennali Del Tesoro(c)
04/23/20	1.650%	EUR	1,335,958	1,492,564
05/15/22	0.100%	EUR	308,154	326,509
09/15/24	2.350%	EUR	3,233,144	3,820,601
09/15/26	3.100%	EUR	1,902,555	2,384,996
05/15/28	1.300%	EUR	100,000	106,835
09/15/32	1.250%	EUR	85,099	89,104
09/15/35	2.350%	EUR	275,570	340,635
09/15/41	2.550%	EUR	1,208,712	1,479,816
Total				10,041,060
Japan 8.9%
Japanese Government CPI-Linked Bond
06/10/17	1.200%	JPY	825,600,000	7,630,849
09/10/23	0.100%	JPY	720,300	6,738
03/10/24	0.100%	JPY	102,200	958
09/10/24	0.100%	JPY	153,827,000	1,449,425
03/10/25	0.100%	JPY	187,436,000	1,770,313
03/10/26	0.100%	JPY	121,182,775	1,147,824
Total				12,006,107
New Zealand 1.6%
New Zealand Government Bond(c)
09/20/30	3.000%	NZD	2,237,768	1,680,207
09/20/35	2.500%	NZD	616,910	444,803
Total				2,125,010
Spain 2.3%
Spain Government Inflation-Linked Bond(c)
11/30/19	0.550%	EUR	888,186	990,818
11/30/24	1.800%	EUR	1,470,274	1,763,200
11/30/30	1.000%	EUR	155,132	169,122
Spain Government Inflation-Linked Bond
11/30/21	0.300%	EUR	110,273	123,455
Total				3,046,595

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	12,957	1,781
06/01/22	0.250%	SEK	2,540,335	316,493
06/01/25	1.000%	SEK	3,032,202	411,191
12/01/28	3.500%	SEK	2,850,965	496,877
Total				1,226,342
United Kingdom 18.2%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/26	0.125%	GBP	493,589	749,974
11/22/32	1.250%	GBP	428,047	835,667
03/22/34	0.750%	GBP	1,183,512	2,229,057
01/26/35	2.000%	GBP	723,624	1,602,065
11/22/36	0.125%	GBP	188,937	340,829
11/22/37	1.125%	GBP	807,513	1,740,670
03/22/40	0.625%	GBP	318,874	667,319
11/22/42	0.625%	GBP	212,476	467,902
03/22/44	0.125%	GBP	345,054	697,414
11/22/47	0.750%	GBP	714,712	1,758,510
03/22/50	0.500%	GBP	951,136	2,326,270
03/22/52	0.250%	GBP	586,943	1,405,771
11/22/55	1.250%	GBP	631,409	2,045,688
03/22/58	0.125%	GBP	676,626	1,749,844
03/22/62	0.375%	GBP	585,536	1,764,627
11/22/65	0.125%	GBP	703,559	2,108,609
03/22/68	0.125%	GBP	643,060	2,041,341
Total				24,531,557
United States 46.7%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		7,099,066	7,203,309
04/15/20	0.125%		2,156,898	2,189,059
07/15/20	1.250%		5,568	5,891
04/15/21	0.125%		4,318,731	4,363,266
07/15/21	0.625%		1,987,895	2,061,914
07/15/22	0.125%		1,737,104	1,750,566
01/15/23	0.125%		2,207,222	2,205,880
07/15/23	0.375%		2,989,599	3,037,292
01/15/24	0.625%		129,053	132,111
07/15/24	0.125%		1,114,754	1,104,352
01/15/25	0.250%		1,973,645	1,956,857
01/15/25	2.375%		1,893,786	2,184,200
07/15/25	0.375%		1,658,912	1,663,153
01/15/26	2.000%		1,168,452	1,325,651
07/15/26	0.125%		2,208,536	2,154,701
01/15/27	0.375%		1,146,042	1,141,066
01/15/27	2.375%		2,516,715	2,974,508
01/15/28	1.750%		1,674,986	1,893,982
04/15/28	3.625%		2,049,438	2,724,142
04/15/32	3.375%		671,742	943,390
02/15/40	2.125%		2,845,901	3,589,524
02/15/41	2.125%		620,984	787,158
02/15/42	0.750%		2,586,803	2,486,619
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/43	0.625%	1,198,821	1,114,530
02/15/44	1.375%	567,868	626,078
02/15/45	0.750%	1,113,739	1,060,199
02/15/46	1.000%	1,316,971	1,336,987
02/15/47	0.875%	1,011,020	995,509
U.S. Treasury Inflation-Indexed Bond(d)
01/15/26	0.625%	4,307,730	4,385,864
01/15/29	2.500%	3,082,139	3,768,121
Total			63,165,879
Total Inflation-Indexed Bonds (Cost $131,729,781)			131,867,286

Options Purchased Calls 0.0%
Issuer	Notional ($)/Contracts	Exercise Price	Expiration Date	Value ($)
U.S. Treasury 10-Year Note
	77	125.00	04/21/17	22,860
USD Call/JPY Put
	2,715,000	115.00	07/07/17	17,392
Total Options Purchased Calls (Cost $40,164)				40,252

Options Purchased Puts 0.1%

30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate
	400,000	2.68	01/12/21	50,563
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate
	3,500,000	3.25	01/05/22	79,818
GBP Put/USD Call
	5,840,000	1.20	05/19/17	13,244
U.S. Treasury 10-Year Note
	45	122.00	04/21/17	1,406
Total Options Purchased Puts (Cost $224,644)				145,031

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(e),(f),(g)	1,961,216	1,961,216
Total Money Market Funds (Cost $1,961,205)		1,961,216
Total Investments (Cost: $134,343,167)		134,045,504
Other Assets & Liabilities, Net		1,104,906
Net Assets		135,150,410

46	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
At March 31, 2017, securities and/or cash totaling $2,091,530 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at March 31, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Citi	4/5/2017	1,909,000 AUD	1,463,773 USD	5,324	—
Citi	4/5/2017	3,905,000 CAD	2,965,714 USD	29,249	—
Citi	4/5/2017	8,664,598 DKK	1,236,094 USD	—	(6,451)
Citi	4/5/2017	180,000 EUR	191,573 USD	—	(10,566)
Citi	4/5/2017	136,000 GBP	168,601 USD	—	(4,957)
Citi	4/5/2017	2,570,000 NZD	1,847,845 USD	46,322	—
Citi	4/5/2017	2,172,504 USD	1,745,621 GBP	14,637	—
Citi	4/5/2017	8,890,566 USD	996,187,000 JPY	57,853	—
Citi	5/4/2017	176,717 USD	165,000 EUR	—	(458)
Citi	5/8/2017	5,395,000 GBP	6,761,467 USD	—	(3,862)
Citi	5/8/2017	675,230 USD	540,000 GBP	1,877	—
Deutsche Bank	4/5/2017	34,000 AUD	26,070 USD	95	—
Deutsche Bank	4/5/2017	398,000 AUD	302,131 USD	—	(1,935)
Deutsche Bank	4/5/2017	1,662,000 BRL	531,534 USD	766	—
Deutsche Bank	4/5/2017	6,913,127 DKK	997,991 USD	6,615	—
Deutsche Bank	4/5/2017	136,677 DKK	19,496 USD	—	(104)
Deutsche Bank	4/5/2017	54,000 EUR	57,657 USD	47	—
Deutsche Bank	4/5/2017	430,000 EUR	456,514 USD	—	(124,813)
Deutsche Bank	4/5/2017	1,184,621 GBP	1,475,976 USD	—	(196,490)
Deutsche Bank	4/5/2017	996,187,000 JPY	8,946,155 USD	—	(145,041)
Deutsche Bank	4/5/2017	220,000 NZD	154,780 USD	3,073	—
Deutsche Bank	4/5/2017	11,106,000 SEK	1,232,824 USD	—	(6,653)
Deutsche Bank	4/5/2017	329,540 USD	432,000 AUD	502	—
Deutsche Bank	4/5/2017	1,463,586 USD	1,909,000 AUD	—	(5,137)
Deutsche Bank	4/5/2017	531,823 USD	1,662,000 BRL	—	(1,055)
Deutsche Bank	4/5/2017	2,933,018 USD	3,905,000 CAD	3,447	—
Deutsche Bank	4/5/2017	210,625 USD	1,476,295 DKK	1,083	—
Deutsche Bank	4/5/2017	1,249,460 USD	8,664,598 DKK	—	(20,282)
Deutsche Bank	4/5/2017	22,663,234 USD	21,107,800 EUR	—	(157,010)
Deutsche Bank	4/5/2017	26,282,002 USD	21,009,500 GBP	41,426	—
Deutsche Bank	4/5/2017	21,072,007 USD	2,343,896,000 JPY	—	(17,563)
Deutsche Bank	4/5/2017	388,740 USD	553,000 NZD	—	(2,092)
Deutsche Bank	4/5/2017	1,247,534 USD	11,106,000 SEK	—	(8,057)
Deutsche Bank	5/4/2017	1,909,000 AUD	1,462,830 USD	5,137	—
Deutsche Bank	5/4/2017	1,662,000 BRL	528,609 USD	1,333	—
Deutsche Bank	5/4/2017	3,905,000 CAD	2,934,131 USD	—	(3,594)
Deutsche Bank	5/4/2017	8,664,598 DKK	1,251,180 USD	6,898	—
Deutsche Bank	5/4/2017	100,000 EUR	107,013 USD	156,676	—
Deutsche Bank	5/4/2017	21,009,500 GBP	26,298,873 USD	—	(42,421)
Deutsche Bank	5/4/2017	553,000 NZD	388,442 USD	2,076	—
Deutsche Bank	5/4/2017	11,106,000 SEK	1,249,193 USD	8,039	—
Deutsche Bank	5/4/2017	26,057 USD	34,000 AUD	—	(95)
Deutsche Bank	5/4/2017	999,432 USD	6,913,127 DKK	—	(6,671)
Deutsche Bank	5/4/2017	1,476,990 USD	1,184,621 GBP	8,264	—
Deutsche Bank	5/8/2017	2,343,896,000 JPY	21,095,939 USD	13,760	—
Deutsche Bank	5/8/2017	1,353,823 USD	1,080,000 GBP	10,736	—
Deutsche Bank	5/8/2017	1,346,311 USD	1,070,000 GBP	—	(4,638)
Deutsche Bank	5/8/2017	8,956,682 USD	996,187,000 JPY	3,525	—
Total				428,760	(769,945)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Futures contracts outstanding at March 31, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Sterling	85	GBP	13,200,246	12/2019	—	(43,840)
Euro-Buxl 30-Year	2	EUR	359,640	06/2017	2,587	—
Euro-OAT	26	EUR	4,078,418	06/2017	5,452	—
Euro-OAT	11	EUR	1,725,485	06/2017	3,302	—
Long Gilt	55	GBP	8,791,477	06/2017	67,618	—
U.S. Treasury 5-Year Note	43	USD	5,062,242	06/2017	9,688	—
U.S. Treasury 5-Year Note	11	USD	1,294,992	06/2017	9,324	—
U.S. Treasury 5-Year Note	29	USD	3,414,070	06/2017	—	(4,734)
U.S. Treasury 5-Year Note	28	USD	3,296,344	06/2017	—	(7,297)
Total			41,222,914		97,971	(55,871)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(28)	USD	(6,859,300)	12/2018	2,062	—
90-Day Euro$	(27)	USD	(6,614,325)	12/2018	1,651	—
90-Day Euro$	(28)	USD	(6,859,300)	12/2018	—	(6,738)
Australian 10-Year Bond	(2)	AUD	(196,268)	06/2017	—	(4,428)
Euro-BTP	(4)	EUR	(557,680)	06/2017	306	—
Euro-BTP	(2)	EUR	(278,840)	06/2017	66	—
Euro-BTP	(13)	EUR	(1,812,461)	06/2017	—	(10,286)
Euro-BTP	(4)	EUR	(557,680)	06/2017	—	(11,844)
Euro-Bund	(3)	EUR	(516,608)	06/2017	94	—
Euro-Bund	(19)	EUR	(3,271,854)	06/2017	—	(7,767)
Euro-Schatz	(73)	EUR	(8,741,235)	06/2017	4,032	—
Euro-Schatz	(27)	EUR	(3,233,059)	06/2017	3,334	—
Euro-Schatz	(15)	EUR	(1,796,144)	06/2017	188	—
Japanese 10-Year Government Bond	(2)	JPY	(2,699,722)	06/2017	—	(6,403)
Short Term Euro-BTP	(6)	EUR	(718,490)	06/2017	529	—
Short Term Euro-BTP	(34)	EUR	(4,071,441)	06/2017	—	(9,148)
U.S. Long Bond	(8)	USD	(1,206,750)	06/2017	8,583	—
U.S. Long Bond	(12)	USD	(1,810,125)	06/2017	8,497	—
U.S. Long Bond	(8)	USD	(1,206,750)	06/2017	7,303	—
U.S. Treasury 10-Year Note	(4)	USD	(498,250)	06/2017	—	(5)
U.S. Treasury 2-Year Note	(13)	USD	(2,813,891)	06/2017	2,085	—
U.S. Treasury 2-Year Note	(6)	USD	(1,298,719)	06/2017	371	—
U.S. Treasury Ultra 10-Year Note	(10)	USD	(1,338,906)	06/2017	1,940	—
U.S. Treasury Ultra 10-Year Note	(19)	USD	(2,543,922)	06/2017	—	(19,703)
U.S. Ultra Bond	(3)	USD	(481,875)	06/2017	3,745	—
U.S. Ultra Bond	(2)	USD	(321,250)	06/2017	—	(4,660)
U.S. Ultra Bond	(2)	USD	(321,250)	06/2017	—	(8,772)
U.S. Ultra Bond	(4)	USD	(642,500)	06/2017	—	(19,756)
Total			(63,268,595)		44,786	(109,510)
48	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
Investments in derivatives  (continued)
Open options contracts written at March 31, 2017
Issuer	Puts/Calls	Trading currency	Number of contracts	Exercise price	Premium received ($)	Expiration date	Value ($)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	CALL	USD	(7,460,000)	1.70	(27,602)	03/2019	(26,111)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(5,700,000)	1.90	(24,173)	06/2018	(42,867)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	PUT	USD	(7,460,000)	2.70	(37,301)	03/2019	(38,407)
GBP Put/USD Call	CALL	GBP	(2,175,000)	1.29	(18,961)	05/2017	(9,001)
GBP Put/USD Call	PUT	GBP	(5,840,000)	1.17	(32,374)	05/2017	(3,351)
U.S. Treasury 10-Year Note	CALL	USD	(45)	126.00	(3,450)	04/2017	(3,516)
Total					(143,861)		(123,253)

Interest rate swap contracts outstanding at March 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	7/13/2021	GBP	2,225,000	—	(84,181)
Deutsche Bank	UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	7/13/2026	GBP	2,850,000	205,849	—
Deutsche Bank	Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.470%	3/15/2027	EUR	270,000	—	(3,531)
Deutsche Bank	Fixed rate of 1.970%	Eurostat Eurozone HICP ex-Tobacco NSA	3/15/2047	EUR	270,000	12,390	—
Total						218,239	(87,712)

Cleared interest rate swaps contracts outstanding at March 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 1.862%	1/9/2020	USD	2,890,000	4,647	—
Goldman Sachs	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.680%	8/31/2021	USD	1,580,000	4,852	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 2.050%	8/31/2021	USD	1,810,000	30	—
Goldman Sachs	3-Month USD LIBOR-BBA	Fixed rate of 2.450%	11/15/2026	USD	720,000	—	(1,112)
Goldman Sachs	Fixed rate of 2.680%	3-Month USD LIBOR-BBA	1/7/2027	USD	1,220,000	—	(5,827)
Goldman Sachs	Fixed rate of 1.729%	3-Month USD LIBOR-BBA	8/31/2046	USD	115,000	—	(2,951)
Total						9,529	(9,890)

Total return swap contracts outstanding at March 31, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.040%	7/2/2018	GBP	3,515,000	—	—	—	(147,633)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	12/12/2021	GBP	3,155,000	—	—	—	(157,724)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	7/2/2023	GBP	2,170,000	—	—	—	(130,740)
Total						—	—	—	(436,097)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2017, the value of these securities amounted to $51,426,756 or 38.05% of net assets.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	2,181,808	14,903,125	(15,123,717)	1,961,216	(256)	4,955	1,961,216

(g)	At March 31, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
At March 31, 2017, the approximate cost of securities for federal income tax purposes and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
134,343,000	3,929,000	(4,226,000)	(297,000)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
50	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Foreign Government Obligations	—	31,719	—	—	31,719
Inflation-Indexed Bonds	—	131,867,286	—	—	131,867,286
Options Purchased Calls	22,860	17,392	—	—	40,252
Options Purchased Puts	1,406	143,625	—	—	145,031
Money Market Funds	—	—	—	1,961,216	1,961,216
Total Investments	24,266	132,060,022	—	1,961,216	134,045,504
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	428,760	—	—	428,760
Futures Contracts	142,757	—	—	—	142,757
Swap Contracts	—	227,768	—	—	227,768
Liability
Forward Foreign Currency Exchange Contracts	—	(769,945)	—	—	(769,945)
Futures Contracts	(165,381)	—	—	—	(165,381)
Options Contracts Written	(3,516)	(119,737)	—	—	(123,253)
Swap Contracts	—	(533,699)	—	—	(533,699)
Total	(1,874)	131,293,169	—	1,961,216	133,252,511
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	51

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 94.3%
Issuer	Shares	Value ($)
Consumer Discretionary 12.9%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	266,202	4,999,274
Gentherm, Inc.(a)	80,435	3,157,074
Motorcar Parts of America, Inc.(a)	170,881	5,251,173
Spartan Motors, Inc.	64,947	519,576
Total		13,927,097
Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	3,075	1,843,616
Hotels, Restaurants & Leisure 3.2%
Biglari Holdings, Inc.(a)	8,445	3,648,071
Bloomin’ Brands, Inc.	370,919	7,318,232
Brinker International, Inc.	53,510	2,352,300
International Speedway Corp., Class A	98,373	3,634,882
J. Alexander’s Holdings, Inc.(a)	169,681	1,705,294
La Quinta Holdings, Inc.(a)	223,790	3,025,641
Monarch Casino & Resort, Inc.(a)	56,060	1,656,012
Red Robin Gourmet Burgers, Inc.(a)	56,122	3,280,331
Total		26,620,763
Household Durables 0.8%
SodaStream International Ltd.(a)	26,512	1,283,976
UCP, Inc., Class A(a)	163,550	1,660,033
Whirlpool Corp.	21,934	3,757,952
Total		6,701,961
Internet & Direct Marketing Retail 0.6%
Liberty Expedia Holdings, Inc., Class A(a)	108,680	4,942,766
Leisure Products 0.2%
Vista Outdoor, Inc.(a)	77,380	1,593,254
Media 1.1%
AMC Entertainment Holdings, Inc., Class A	93,550	2,942,147
Sinclair Broadcast Group, Inc., Class A	80,950	3,278,475
Tribune Media Co.	74,506	2,776,839
Total		8,997,461
Multiline Retail 0.9%
Big Lots, Inc.	162,567	7,913,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 3.4%
Abercrombie & Fitch Co., Class A	166,015	1,980,559
Asbury Automotive Group, Inc.(a)	37,890	2,277,189
Caleres, Inc.	81,380	2,150,059
Cato Corp. (The), Class A	67,000	1,471,320
Chico’s FAS, Inc.	117,243	1,664,851
DSW, Inc., Class A	112,579	2,328,134
Murphy USA, Inc.(a)	78,747	5,781,605
Restoration Hardware Holdings, Inc.(a)	77,530	3,586,538
Select Comfort Corp.(a)	109,304	2,709,646
Signet Jewelers Ltd.	25,445	1,762,575
Vitamin Shoppe, Inc.(a)	127,473	2,568,581
Total		28,281,057
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.(a)	617,460	4,365,442
Skechers U.S.A., Inc., Class A(a)	92,515	2,539,537
Total		6,904,979
Total Consumer Discretionary		107,726,716
Consumer Staples 2.9%
Food & Staples Retailing 0.9%
Andersons, Inc. (The)	30,127	1,141,813
Ingles Markets, Inc., Class A	113,455	4,895,583
Natural Grocers by Vitamin Cottage, Inc.(a)	171,814	1,785,148
Total		7,822,544
Food Products 1.8%
AdvancePierre Foods Holdings, Inc.	65,900	2,054,103
Dean Foods Co.	295,648	5,812,440
Lancaster Colony Corp.	11,520	1,484,237
Omega Protein Corp.	51,368	1,029,928
Snyders-Lance, Inc.	50,912	2,052,263
TreeHouse Foods, Inc.(a)	25,773	2,181,942
Total		14,614,913
Household Products 0.2%
Orchids Paper Products Co.	82,688	1,984,512
Total Consumer Staples		24,421,969

52	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.3%
Energy Equipment & Services 0.5%
Ensco PLC, Class A	177,960	1,592,742
Oceaneering International, Inc.	64,650	1,750,722
Tidewater, Inc.(a)	594,237	683,372
Total		4,026,836
Oil, Gas & Consumable Fuels 4.8%
Callon Petroleum Co.(a)	366,400	4,821,824
Carrizo Oil & Gas, Inc.(a)	79,739	2,285,320
Enerplus Corp.	292,300	2,353,015
Evolution Petroleum Corp.	109,369	874,952
Gran Tierra Energy, Inc.(a)	264,630	698,623
Gulfport Energy Corp.(a)	237,340	4,079,875
PBF Energy, Inc., Class A	327,349	7,257,327
PDC Energy, Inc.(a)	27,740	1,729,589
QEP Resources, Inc.(a)	77,510	985,152
Range Resources Corp.	102,387	2,979,462
SM Energy Co.	142,800	3,430,056
Southwestern Energy Co.(a)	548,030	4,477,405
Whiting Petroleum Corp.(a)	285,000	2,696,100
World Fuel Services Corp.	38,308	1,388,665
Total		40,057,365
Total Energy		44,084,201
Financials 19.6%
Banks 13.0%
Ameris Bancorp	74,733	3,445,191
Bancorp, Inc. (The)(a)	242,017	1,234,287
Banner Corp.	35,119	1,954,021
First Busey Corp.	82,632	2,429,381
First Citizens BancShares Inc., Class A	3,525	1,182,179
First Commonwealth Financial Corp.	327,661	4,344,785
First Community Bancshares, Inc.	39,773	993,132
First Horizon National Corp.	282,138	5,219,553
First Midwest Bancorp, Inc.	117,695	2,787,018
FNB Corp.	597,301	8,881,866
Great Western Bancorp, Inc.	117,535	4,984,659
Hancock Holding Co.	94,660	4,311,763
Iberiabank Corp.	69,777	5,519,361
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Bank Corp.	26,960	1,752,400
Investors Bancorp, Inc.	254,455	3,659,063
Lakeland Financial Corp.	66,416	2,863,858
National Bank Holdings Corp., Class A	80,181	2,605,882
OFG Bancorp	462,492	5,457,406
Prosperity Bancshares, Inc.	81,252	5,664,077
Renasant Corp.	63,995	2,539,962
Seacoast Banking Corp. of Florida(a)	89,281	2,140,958
Texas Capital Bancshares, Inc.(a)	96,501	8,053,008
UMB Financial Corp.	79,115	5,958,151
Umpqua Holdings Corp.	546,009	9,686,200
United Community Banks, Inc.	118,515	3,281,680
Valley National Bancorp	339,605	4,007,339
Westamerica Bancorporation	31,444	1,755,518
Wintrust Financial Corp.	38,626	2,669,829
Total		109,382,527
Capital Markets 0.6%
Artisan Partners Asset Management, Inc., Class A	101,750	2,808,300
Capital Southwest Corp.	110,929	1,875,809
Total		4,684,109
Consumer Finance 0.6%
Green Dot Corp., Class A(a)	160,118	5,341,537
Diversified Financial Services 1.6%
FNFV Group(a)	521,217	6,906,125
Pico Holdings, Inc.(a)	233,745	3,272,430
Voya Financial, Inc.	82,100	3,116,516
Total		13,295,071
Insurance 2.8%
American Equity Investment Life Holding Co.	199,430	4,712,531
American National Insurance Co.	15,170	1,790,515
Amtrust Financial Services, Inc.	203,100	3,749,226
CNO Financial Group, Inc.	296,215	6,072,408
White Mountains Insurance Group Ltd.	7,790	6,854,265
Total		23,178,945
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Chimera Investment Corp.	73,778	1,488,840

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.8%
Northwest Bancshares, Inc.	117,250	1,974,490
Radian Group, Inc.	186,796	3,354,856
TFS Financial Corp.	81,733	1,358,403
Total		6,687,749
Total Financials		164,058,778
Health Care 5.4%
Health Care Equipment & Supplies 1.8%
Alere, Inc.(a)	189,103	7,513,062
Haemonetics Corp.(a)	50,853	2,063,106
Orthofix International NV(a)	150,609	5,745,734
Total		15,321,902
Health Care Providers & Services 1.3%
Aceto Corp.	128,035	2,024,233
Air Methods Corp.(a)	26,707	1,148,401
HealthSouth Corp.	102,368	4,382,374
Molina Healthcare, Inc.(a)	34,410	1,569,096
PharMerica Corp.(a)	60,269	1,410,295
Total		10,534,399
Health Care Technology 0.4%
Computer Programs & Systems, Inc.	113,430	3,176,040
Life Sciences Tools & Services 0.3%
Bio-Techne Corp.	24,695	2,510,247
Pharmaceuticals 1.6%
Akorn, Inc.(a)	172,990	4,165,599
Lannett Co., Inc.(a)	294,094	6,573,001
Phibro Animal Health Corp., Class A	99,335	2,791,313
Total		13,529,913
Total Health Care		45,072,501
Industrials 19.1%
Aerospace & Defense 2.1%
Cubic Corp.	54,363	2,870,366
Esterline Technologies Corp.(a)	35,272	3,035,156
KLX, Inc.(a)	35,968	1,607,770
Mercury Systems, Inc.(a)	114,211	4,459,940
Orbital ATK, Inc.	16,945	1,660,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Triumph Group, Inc.	100,751	2,594,338
Wesco Aircraft Holdings, Inc.(a)	139,008	1,584,691
Total		17,812,871
Air Freight & Logistics 1.2%
Air Transport Services Group, Inc.(a)	191,175	3,068,359
Atlas Air Worldwide Holdings, Inc.(a)	78,419	4,348,334
Forward Air Corp.	64,613	3,073,640
Total		10,490,333
Building Products 1.9%
Gibraltar Industries, Inc.(a)	100,043	4,121,772
Quanex Building Products Corp.	76,110	1,541,227
Simpson Manufacturing Co., Inc.	116,113	5,003,309
Trex Co., Inc.(a)	71,015	4,927,731
Total		15,594,039
Commercial Services & Supplies 2.9%
ACCO Brands Corp.(a)	194,742	2,560,857
Mobile Mini, Inc.	113,315	3,456,107
Pitney Bowes, Inc.	170,118	2,230,247
SP Plus Corp.(a)	90,986	3,070,778
Tetra Tech, Inc.	98,215	4,012,083
U.S. Ecology, Inc.	23,980	1,123,463
Unifirst Corp.	48,847	6,909,408
Viad Corp.	24,780	1,120,056
Total		24,482,999
Construction & Engineering 1.5%
Chicago Bridge & Iron Co. NV	104,709	3,219,802
Comfort Systems U.S.A., Inc.	58,033	2,126,909
EMCOR Group, Inc.	25,299	1,592,572
Great Lakes Dredge & Dock Corp.(a)	306,248	1,224,992
Primoris Services Corp.	200,881	4,664,457
Total		12,828,732
Electrical Equipment 1.4%
AZZ, Inc.	58,881	3,503,420
Encore Wire Corp.	81,304	3,739,984
EnerSys	17,038	1,344,980
Regal Beloit Corp.	37,965	2,872,052
Total		11,460,436

54	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.6%
Astec Industries, Inc.	24,216	1,489,163
Barnes Group, Inc.	107,185	5,502,878
Colfax Corp.(a)	116,200	4,562,012
Crane Co.	19,815	1,482,756
ESCO Technologies, Inc.	84,096	4,885,978
Global Brass & Copper Holdings, Inc.	66,230	2,278,312
Greenbrier Companies, Inc. (The)	74,660	3,217,846
Harsco Corp.(a)	118,242	1,507,585
ITT, Inc.	103,049	4,227,070
Kennametal, Inc.	27,522	1,079,688
LB Foster Co., Class A	69,681	871,013
Oshkosh Corp.	86,461	5,930,360
SPX Corp.(a)	188,409	4,568,918
Terex Corp.	220,722	6,930,671
Timken Co. (The)	46,230	2,089,596
Watts Water Technologies, Inc., Class A	76,141	4,747,391
Total		55,371,237
Professional Services 1.5%
Acacia Research Corp.(a)	217,070	1,248,153
Barrett Business Services, Inc.	23,517	1,284,499
FTI Consulting, Inc.(a)	80,902	3,330,735
Kelly Services, Inc., Class A	71,390	1,560,585
On Assignment, Inc.(a)	50,785	2,464,596
Resources Connection, Inc.	147,619	2,472,618
Total		12,361,186
Total Industrials		160,401,833
Information Technology 17.9%
Communications Equipment 1.0%
Infinera Corp.(a)	216,673	2,216,565
Ituran Location and Control Ltd.	67,631	2,086,416
Ixia (a)	73,740	1,448,991
Plantronics, Inc.	48,025	2,598,633
Total		8,350,605
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 7.0%
Electro Scientific Industries, Inc.(a)	342,521	2,387,371
ePlus, Inc.(a)	20,352	2,748,538
FARO Technologies, Inc.(a)	94,870	3,391,602
FLIR Systems, Inc.	125,143	4,540,188
II-VI, Inc.(a)	230,660	8,315,293
MTS Systems Corp.	122,300	6,732,615
OSI Systems, Inc.(a)	20,750	1,514,542
Park Electrochemical Corp.	75,594	1,350,109
Plexus Corp.(a)	112,601	6,508,338
VeriFone Systems, Inc.(a)	485,330	9,090,231
Vishay Intertechnology, Inc.	429,068	7,058,169
Zebra Technologies Corp., Class A(a)	52,613	4,800,936
Total		58,437,932
Internet Software & Services 0.5%
Angie’s List, Inc.(a)	230,127	1,311,724
Marchex, Inc.(a)	333,830	908,018
Match Group, Inc.(a)	72,227	1,179,467
TechTarget, Inc.(a)	70,938	640,570
Total		4,039,779
IT Services 3.0%
Blackhawk Network Holdings, Inc.(a)	160,023	6,496,934
Computer Services, Inc.	66,939	2,932,263
Convergys Corp.	106,520	2,252,898
CSG Systems International, Inc.	79,830	3,018,372
EVERTEC, Inc.	105,350	1,675,065
Mantech International Corp., Class A	49,150	1,702,064
NeuStar, Inc., Class A(a)	34,788	1,153,222
ServiceSource International, Inc.(a)	983,153	3,814,634
Sykes Enterprises, Inc.(a)	65,089	1,913,617
Total		24,959,069
Semiconductors & Semiconductor Equipment 4.6%
Brooks Automation, Inc.	337,845	7,567,728
Cypress Semiconductor Corp.	265,841	3,657,972
Diodes, Inc.(a)	207,738	4,996,099
Integrated Device Technology, Inc.(a)	171,045	4,048,635
Marvell Technology Group Ltd.	114,932	1,753,862
Mellanox Technologies Ltd.(a)	82,950	4,226,302

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MKS Instruments, Inc.	33,150	2,279,063
Photronics, Inc.(a)	346,132	3,703,612
Synaptics, Inc.(a)	21,380	1,058,524
Xcerra Corp.(a)	229,848	2,043,349
Xperi Corp.	109,685	3,723,806
Total		39,058,952
Software 1.8%
FireEye, Inc.(a)	143,205	1,805,815
MicroStrategy, Inc., Class A(a)	13,020	2,445,156
Monotype Imaging Holdings, Inc.	130,350	2,620,035
Nuance Communications, Inc.(a)	72,664	1,257,814
Progress Software Corp.	140,142	4,071,125
PTC, Inc.(a)	23,203	1,219,318
SeaChange International, Inc.(a)	389,582	966,163
TiVo Corp.	64,987	1,218,506
Total		15,603,932
Total Information Technology		150,450,269
Materials 5.9%
Chemicals 3.3%
A. Schulman, Inc.	57,064	1,794,663
Ferro Corp.(a)	119,868	1,820,795
Flotek Industries, Inc.(a)	167,570	2,143,220
Innophos Holdings, Inc.	134,375	7,252,219
LSB Industries, Inc.(a)	320,976	3,010,755
Minerals Technologies, Inc.	30,589	2,343,118
PolyOne Corp.	143,215	4,882,199
Scotts Miracle-Gro Co. (The), Class A	47,957	4,478,704
Total		27,725,673
Containers & Packaging 0.7%
Bemis Co., Inc.	90,790	4,435,999
Owens-Illinois, Inc.(a)	81,455	1,660,053
Total		6,096,052
Metals & Mining 1.8%
Allegheny Technologies, Inc.	251,300	4,513,348
Compass Minerals International, Inc.	34,441	2,336,822
Ferroglobe PLC	419,400	4,332,402
Materion Corp.	53,700	1,801,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Schnitzer Steel Industries, Inc., Class A	68,681	1,418,262
United States Steel Corp.	22,280	753,287
Total		15,155,756
Paper & Forest Products 0.1%
PH Glatfelter Co.	39,700	863,078
Total Materials		49,840,559
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 2.4%
CBL & Associates Properties, Inc.	225,200	2,148,408
Corporate Office Properties Trust	62,575	2,071,233
CyrusOne, Inc.	101,010	5,198,985
Equity Commonwealth(a)	62,091	1,938,481
GEO Group, Inc. (The)	116,057	5,381,563
Gramercy Property Trust	135,291	3,558,153
Total		20,296,823
Real Estate Management & Development 0.6%
Marcus & Millichap, Inc.(a)	39,969	982,438
Realogy Holdings Corp.	117,450	3,498,835
Total		4,481,273
Total Real Estate		24,778,096
Telecommunication Services 0.5%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	26,562	1,870,496
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	87,610	2,322,541
Total Telecommunication Services		4,193,037
Utilities 1.8%
Electric Utilities 0.9%
Allete, Inc.	51,790	3,506,701
PNM Resources, Inc.	39,060	1,445,220
Portland General Electric Co.	59,200	2,629,664
Total		7,581,585
Gas Utilities 0.5%
New Jersey Resources Corp.	48,287	1,912,165
Spire, Inc.	38,000	2,565,000
Total		4,477,165

56	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.2%
NorthWestern Corp.	31,100	1,825,570
Water Utilities 0.2%
American States Water Co.	26,889	1,191,183
Total Utilities		15,075,503
Total Common Stocks (Cost $670,217,882)		790,103,462

Warrants —%

Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	185,100	0
Total Industrials		0
Total Warrants (Cost $—)		0

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(d),(e)	34,572,450	34,572,450
Total Money Market Funds (Cost $34,571,339)		34,572,450
Total Investments (Cost: $704,789,221)		824,675,912
Other Assets & Liabilities, Net		13,732,448
Net Assets		838,408,360

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2017, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	33,091,132	71,292,964	(69,811,646)	34,572,450	(436)	52,041	34,572,450
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	57

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	107,726,716	—	—	—	107,726,716
Consumer Staples	24,421,969	—	—	—	24,421,969
Energy	44,084,201	—	—	—	44,084,201
Financials	164,058,778	—	—	—	164,058,778
Health Care	45,072,501	—	—	—	45,072,501
Industrials	160,401,833	—	—	—	160,401,833
Information Technology	150,450,269	—	—	—	150,450,269
Materials	49,840,559	—	—	—	49,840,559
Real Estate	24,778,096	—	—	—	24,778,096
Telecommunication Services	4,193,037	—	—	—	4,193,037
Utilities	15,075,503	—	—	—	15,075,503
Total Common Stocks	790,103,462	—	—	—	790,103,462
Warrants	—	—	0*	—	0*
Money Market Funds	—	—	—	34,572,450	34,572,450
Total Investments	790,103,462	—	0*	34,572,450	824,675,912

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
58	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	59

Portfolio of Investments
Variable Portfolio – MFS® Blended Research® Core Equity Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 13.7%
Hotels, Restaurants & Leisure 3.6%
Carnival Corp.	165,648	9,758,324
Domino’s Pizza, Inc.	146,699	27,036,626
Royal Caribbean Cruises Ltd.	92,028	9,028,867
Starbucks Corp.	227,977	13,311,577
Yum! Brands, Inc.	100,135	6,398,626
Total		65,534,020
Internet & Direct Marketing Retail 3.5%
Amazon.com, Inc.(a)	56,045	49,686,134
Priceline Group, Inc. (The)(a)	7,787	13,860,626
Total		63,546,760
Media 2.9%
Charter Communications, Inc., Class A(a)	80,318	26,289,688
Comcast Corp., Class A	680,224	25,569,620
Total		51,859,308
Specialty Retail 3.7%
AutoZone, Inc.(a)	32,420	23,441,281
Best Buy Co., Inc.	428,837	21,077,339
Gap, Inc. (The)	337,269	8,192,264
Ross Stores, Inc.	228,037	15,020,797
Total		67,731,681
Total Consumer Discretionary		248,671,769
Consumer Staples 10.6%
Food & Staples Retailing 1.9%
CVS Health Corp.	302,535	23,748,997
Wal-Mart Stores, Inc.	143,419	10,337,642
Total		34,086,639
Food Products 3.6%
Archer-Daniels-Midland Co.	525,314	24,185,457
Mondelez International, Inc., Class A	496,512	21,389,737
Tyson Foods, Inc., Class A	317,096	19,567,994
Total		65,143,188
Household Products 2.1%
Procter & Gamble Co. (The)	424,036	38,099,635
Personal Products 0.5%
Estee Lauder Companies, Inc. (The), Class A	105,872	8,976,887
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.5%
Altria Group, Inc.	152,526	10,893,407
Philip Morris International, Inc.	316,674	35,752,494
Total		46,645,901
Total Consumer Staples		192,952,250
Energy 5.9%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	134,002	10,465,556
Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	351,813	21,812,406
Chevron Corp.	15,449	1,658,759
EOG Resources, Inc.	267,032	26,048,972
Exxon Mobil Corp.	173,165	14,201,262
Noble Energy, Inc.	101,630	3,489,974
Rice Energy, Inc.(a)	745,937	17,678,707
Valero Energy Corp.	186,628	12,371,570
Total		97,261,650
Total Energy		107,727,206
Financials 14.9%
Banks 7.2%
Bank of America Corp.	2,064,711	48,706,533
Citigroup, Inc.	619,571	37,062,737
JPMorgan Chase & Co.	316,269	27,781,069
Wells Fargo & Co.	324,047	18,036,456
Total		131,586,795
Capital Markets 0.4%
Morgan Stanley	152,505	6,533,314
Consumer Finance 1.5%
Discover Financial Services	403,104	27,568,282
Diversified Financial Services 0.5%
Berkshire Hathaway, Inc., Class B(a)	54,474	9,079,726
Insurance 5.3%
Allstate Corp. (The)	97,340	7,932,237
Chubb Ltd.	63,194	8,610,183
MetLife, Inc.	490,615	25,914,284
Prudential Financial, Inc.	259,288	27,660,844
Travelers Companies, Inc. (The)	29,443	3,549,059

60	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Validus Holdings Ltd.	225,400	12,710,306
Xl Group Ltd.	248,192	9,892,933
Total		96,269,846
Total Financials		271,037,963
Health Care 13.9%
Biotechnology 4.0%
Biogen, Inc.(a)	90,291	24,687,365
Celgene Corp.(a)	270,608	33,671,754
Gilead Sciences, Inc.	203,649	13,831,840
Total		72,190,959
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	462,666	20,546,997
Medtronic PLC	394,135	31,751,516
Total		52,298,513
Health Care Providers & Services 2.5%
HCA Holdings, Inc.(a)	302,778	26,944,214
McKesson Corp.	21,087	3,126,359
UnitedHealth Group, Inc.	96,444	15,817,780
Total		45,888,353
Pharmaceuticals 4.5%
Eli Lilly & Co.	405,396	34,097,857
Johnson & Johnson	241,156	30,035,980
Merck & Co., Inc.	269,914	17,150,336
Total		81,284,173
Total Health Care		251,661,998
Industrials 8.8%
Aerospace & Defense 3.2%
Northrop Grumman Corp.	108,922	25,906,008
Textron, Inc.	172,754	8,221,363
United Technologies Corp.	214,386	24,056,253
Total		58,183,624
Airlines 0.7%
United Continental Holdings, Inc.(a)	168,848	11,927,423
Building Products 0.7%
Owens Corning	216,403	13,280,652
Industrial Conglomerates 0.5%
General Electric Co.	295,952	8,819,370
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.0%
Illinois Tool Works, Inc.	97,348	12,895,690
Ingersoll-Rand PLC	72,535	5,898,546
Total		18,794,236
Road & Rail 1.7%
Union Pacific Corp.	286,982	30,397,133
Trading Companies & Distributors 1.0%
United Rentals, Inc.(a)	109,091	13,641,829
Univar, Inc.(a)	146,801	4,500,919
Total		18,142,748
Total Industrials		159,545,186
Information Technology 21.9%
Communications Equipment 2.3%
Cisco Systems, Inc.	1,238,307	41,854,776
Internet Software & Services 4.2%
Alphabet, Inc., Class A(a)	26,130	22,153,014
Alphabet, Inc., Class C(a)	18,263	15,150,254
Facebook, Inc., Class A(a)	269,531	38,286,879
Total		75,590,147
IT Services 3.7%
Accenture PLC, Class A	82,174	9,851,019
Cognizant Technology Solutions Corp., Class A(a)	200,849	11,954,533
FleetCor Technologies, Inc.(a)	134,830	20,417,307
Global Payments, Inc.	214,347	17,293,516
International Business Machines Corp.	45,866	7,987,105
Total		67,503,480
Semiconductors & Semiconductor Equipment 2.6%
Broadcom Ltd.	24,819	5,434,368
Intel Corp.	928,647	33,496,298
NVIDIA Corp.	80,027	8,717,341
Total		47,648,007
Software 4.5%
Electronic Arts, Inc.(a)	304,928	27,297,154
Intuit, Inc.	210,815	24,452,432
Microsoft Corp.	465,194	30,637,677
Total		82,387,263

Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	348,322	50,039,938
Hewlett Packard Enterprise Co.	1,114,101	26,404,194
NCR Corp.(a)	152,859	6,982,599
Total		83,426,731
Total Information Technology		398,410,404
Materials 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc.	145,198	19,643,837
Monsanto Co.	123,454	13,974,993
Sherwin-Williams Co. (The)	48,080	14,913,935
Total		48,532,765
Total Materials		48,532,765
Real Estate 1.9%
Equity Real Estate Investment Trusts (REITS) 1.9%
Alexandria Real Estate Equities, Inc.	92,730	10,248,520
Mid-America Apartment Communities, Inc.	103,740	10,554,507
Public Storage	23,391	5,120,524
STORE Capital Corp.	376,260	8,985,089
Total		34,908,640
Total Real Estate		34,908,640
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	138,012	5,734,399
Verizon Communications, Inc.	523,842	25,537,297
Total		31,271,696
Total Telecommunication Services		31,271,696
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.6%
Electric Utilities 3.2%
American Electric Power Co., Inc.	71,956	4,830,406
Exelon Corp.	753,684	27,117,551
FirstEnergy Corp.	573,201	18,239,256
PPL Corp.	181,611	6,790,435
Total		56,977,648
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	664,289	7,426,751
Total Utilities		64,404,399
Total Common Stocks (Cost $1,591,665,704)		1,809,124,276

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	9,405,865	9,405,865
Total Money Market Funds (Cost $9,405,555)		9,405,865
Total Investments (Cost: $1,601,071,259)		1,818,530,141
Other Assets & Liabilities, Net		(1,569,121)
Net Assets		1,816,961,020

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	12,785,076	14,973,080	(18,352,291)	9,405,865	(398)	19,947	9,405,865
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
62	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, March 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	248,671,769	—	—	—	248,671,769
Consumer Staples	192,952,250	—	—	—	192,952,250
Energy	107,727,206	—	—	—	107,727,206
Financials	271,037,963	—	—	—	271,037,963
Health Care	251,661,998	—	—	—	251,661,998
Industrials	159,545,186	—	—	—	159,545,186
Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Information Technology	398,410,404	—	—	—	398,410,404
Materials	48,532,765	—	—	—	48,532,765
Real Estate	34,908,640	—	—	—	34,908,640
Telecommunication Services	31,271,696	—	—	—	31,271,696
Utilities	64,404,399	—	—	—	64,404,399
Total Common Stocks	1,809,124,276	—	—	—	1,809,124,276
Money Market Funds	—	—	—	9,405,865	9,405,865
Total Investments	1,809,124,276	—	—	9,405,865	1,818,530,141
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
64	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Victory Sycamore Established Value Fund, March 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 1.4%
BorgWarner, Inc.	179,000	7,480,410
Household Durables 1.6%
NVR, Inc.(a)	3,900	8,216,832
Media 4.5%
CBS Corp., Class B Non Voting	111,000	7,698,960
Interpublic Group of Companies, Inc. (The)	308,900	7,589,673
TEGNA, Inc.	298,900	7,657,818
Total		22,946,451
Specialty Retail 1.4%
Tiffany & Co.	77,000	7,338,100
Textiles, Apparel & Luxury Goods 1.4%
VF Corp.	129,900	7,140,603
Total Consumer Discretionary		53,122,396
Consumer Staples 3.6%
Food & Staples Retailing 1.2%
SYSCO Corp.	121,900	6,329,048
Food Products 2.4%
Archer-Daniels-Midland Co.	260,800	12,007,232
Total Consumer Staples		18,336,280
Energy 6.5%
Energy Equipment & Services 1.3%
Superior Energy Services, Inc.(a)	465,700	6,640,882
Oil, Gas & Consumable Fuels 5.2%
Cimarex Energy Co.	53,400	6,380,766
Devon Energy Corp.	152,800	6,374,816
Energen Corp.(a)	126,690	6,897,004
PDC Energy, Inc.(a)	110,200	6,870,970
Total		26,523,556
Total Energy		33,164,438
Financials 17.2%
Banks 3.9%
Citizens Financial Group, Inc.	277,840	9,599,372
SunTrust Banks, Inc.	190,000	10,507,000
Total		20,106,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.0%
E*TRADE Financial Corp.(a)	150,500	5,250,945
Insurance 12.3%
Aflac, Inc.	124,200	8,994,564
Alleghany Corp.(a)	14,950	9,189,167
Allstate Corp. (The)	103,300	8,417,917
American Financial Group, Inc.	71,700	6,841,614
Arthur J Gallagher & Co.	144,200	8,153,068
Markel Corp.(a)	6,680	6,518,745
Marsh & McLennan Companies, Inc.	83,660	6,181,637
WR Berkley Corp.	120,500	8,510,915
Total		62,807,627
Total Financials		88,164,944
Health Care 8.4%
Health Care Equipment & Supplies 1.3%
Hologic, Inc.(a)	162,000	6,893,100
Health Care Providers & Services 4.5%
HCA Holdings, Inc.(a)	78,600	6,994,614
Mednax, Inc.(a)	98,800	6,854,744
Quest Diagnostics, Inc.	93,000	9,131,670
Total		22,981,028
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	106,200	5,614,794
PerkinElmer, Inc.	132,730	7,706,304
Total		13,321,098
Total Health Care		43,195,226
Industrials 17.3%
Aerospace & Defense 1.4%
Textron, Inc.	146,200	6,957,658
Building Products 1.6%
Owens Corning	134,940	8,281,268
Commercial Services & Supplies 1.3%
Republic Services, Inc.	105,460	6,623,942
Construction & Engineering 3.0%
Jacobs Engineering Group, Inc.	115,800	6,401,424
Quanta Services, Inc.(a)	235,500	8,739,405
Total		15,140,829

Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017	65

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.8%
Hubbell, Inc.	64,340	7,724,017
Rockwell Automation, Inc.	43,400	6,757,814
Total		14,481,831
Machinery 5.8%
AGCO Corp.	86,000	5,175,480
Ingersoll-Rand PLC	107,000	8,701,240
PACCAR, Inc.	83,700	5,624,640
Parker-Hannifin Corp.	32,370	5,189,558
Xylem, Inc.	106,080	5,327,338
Total		30,018,256
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	83,700	7,162,209
Total Industrials		88,665,993
Information Technology 17.6%
Communications Equipment 2.8%
Arris International PLC(a)	208,800	5,522,760
Motorola Solutions, Inc.	104,700	9,027,234
Total		14,549,994
Electronic Equipment, Instruments & Components 5.1%
Avnet, Inc.	142,650	6,527,664
Flex Ltd.(a)	511,000	8,584,800
FLIR Systems, Inc.	138,300	5,017,524
Keysight Technologies, Inc.(a)	169,120	6,111,997
Total		26,241,985
IT Services 4.8%
Booz Allen Hamilton Holdings Corp.	131,350	4,648,477
Computer Sciences Corp.	82,500	5,693,325
Fidelity National Information Services, Inc.	97,560	7,767,727
MAXIMUS, Inc.	105,800	6,580,760
Total		24,690,289
Semiconductors & Semiconductor Equipment 2.7%
KLA-Tencor Corp.	63,870	6,072,121
ON Semiconductor Corp.(a)	83,440	1,292,485
Skyworks Solutions, Inc.	64,400	6,309,912
Total		13,674,518
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 1.2%
Synopsys, Inc.(a)	84,590	6,101,477
Technology Hardware, Storage & Peripherals 1.0%
Hewlett Packard Enterprise Co.	207,100	4,908,270
Total Information Technology		90,166,533
Materials 9.7%
Chemicals 3.3%
Agrium, Inc.	56,200	5,369,910
Celanese Corp., Class A	78,200	7,026,270
International Flavors & Fragrances, Inc.	32,850	4,353,611
Total		16,749,791
Containers & Packaging 4.7%
AptarGroup, Inc.	102,250	7,872,227
Avery Dennison Corp.	80,230	6,466,538
Crown Holdings, Inc.(a)	184,700	9,779,865
Total		24,118,630
Metals & Mining 1.7%
Reliance Steel & Aluminum Co.	109,172	8,735,943
Total Materials		49,604,364
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
DDR Corp.	413,550	5,181,782
Lamar Advertising Co., Class A	67,900	5,074,846
National Retail Properties, Inc.	148,000	6,455,760
Total		16,712,388
Total Real Estate		16,712,388
Utilities 5.1%
Electric Utilities 2.6%
Alliant Energy Corp.	163,580	6,479,404
Xcel Energy, Inc.	153,382	6,817,830
Total		13,297,234
Gas Utilities 1.0%
Atmos Energy Corp.	63,450	5,011,915

66	Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, March 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.5%
DTE Energy Co.	75,930	7,753,212
Total Utilities		26,062,361
Total Common Stocks (Cost $431,879,267)		507,194,923

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.797%(b),(c)	3,182,958	3,182,958
Total Money Market Funds (Cost $3,182,728)		3,182,958
Total Investments (Cost: $435,061,995)		510,377,881
Other Assets & Liabilities, Net		2,809,226
Net Assets		513,187,107
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.797%	17,016,374	15,317,772	(29,151,188)	3,182,958	(265)	7,852	3,182,958
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017	67

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, March 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	53,122,396	—	—	—	53,122,396
Consumer Staples	18,336,280	—	—	—	18,336,280
Energy	33,164,438	—	—	—	33,164,438
Financials	88,164,944	—	—	—	88,164,944
Health Care	43,195,226	—	—	—	43,195,226
Industrials	88,665,993	—	—	—	88,665,993
Information Technology	90,166,533	—	—	—	90,166,533
Materials	49,604,364	—	—	—	49,604,364
Real Estate	16,712,388	—	—	—	16,712,388
Utilities	26,062,361	—	—	—	26,062,361
Total Common Stocks	507,194,923	—	—	—	507,194,923
Money Market Funds	—	—	—	3,182,958	3,182,958
Total Investments	507,194,923	—	—	3,182,958	510,377,881
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
68	Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	May 22, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2017